PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.5%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$1,400,000	$1,391,681
3.950% due 09/10/50 ~	1,500,000	1,536,171
5.625% due 04/01/30 ~	2,200,000	2,705,715
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	375,000	381,422
Teck Resources Ltd (Canada) 3.900% due 07/15/30 ~	900,000	943,329

		6,958,318

Communications - 4.7%

AT&T Inc
2.750% due 06/01/31	2,500,000	2,635,893
3.500% due 09/15/53 ~	1,953,000	1,911,880
3.850% due 06/01/60	1,400,000	1,429,600
CCO Holdings LLC 4.750% due 03/01/30 ~	1,500,000	1,590,000
Charter Communications Operating LLC
4.800% due 03/01/50	650,000	746,593
5.750% due 04/01/48	1,500,000	1,859,191
Diamond Sports Group LLC 5.375% due 08/15/26 ~	1,000,000	709,915
eBay Inc 2.700% due 03/11/30	650,000	690,593
Expedia Group Inc 4.625% due 08/01/27 ~	1,500,000	1,578,477
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,157,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	730,000	739,319
T-Mobile USA Inc
2.550% due 02/15/31 ~	1,500,000	1,555,995
3.875% due 04/15/30 ~	1,600,000	1,821,248
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	1,500,000	1,509,300
Verizon Communications Inc 3.850% due 11/01/42	1,000,000	1,187,121

		22,122,625

Consumer, Cyclical - 6.9%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,483,472	1,336,239
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,495,031	1,439,289
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	509,570	363,421
Beazer Homes USA Inc 7.250% due 10/15/29	1,000,000	1,073,155
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	1,370,084	1,143,634
4.625% due 12/20/25 ~	949,630	916,004
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,884,009	2,716,804
Choice Hotels International Inc 3.700% due 01/15/31	900,000	948,802
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,349,017	1,298,445
Delta Air Lines Inc 4.500% due 10/20/25 ~	400,000	410,846
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	313,181	315,076

	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	$2,000,000	$1,847,290
Ferguson Finance PLC 3.250% due 06/02/30 ~	2,400,000	2,611,198
Ford Motor Co 8.500% due 04/21/23	600,000	654,957
General Motors Co 5.000% due 10/01/28	3,600,000	4,053,887
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	1,000,000	1,047,446
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	493,904	485,771
Lennar Corp 6.250% due 12/15/21	1,000,000	1,032,375
Nordstrom Inc
4.375% due 04/01/30	1,150,000	931,799
5.000% due 01/15/44	1,500,000	1,063,998
8.750% due 05/15/25 ~	200,000	219,238
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	450,000	472,046
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,884,660
United Airlines Pass-Through Trust ‘A’
2.900% due 11/01/29	400,000	349,338
3.650% due 04/07/27	943,056	712,717
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	649,280	650,729
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	1,635,071	1,504,842
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,116,339	929,147

		32,413,153

Consumer, Non-Cyclical - 7.7%

AbbVie Inc 3.200% due 11/21/29 ~	2,000,000	2,207,655
Alcon Finance Corp (Switzerland) 2.600% due 05/27/30 ~	1,100,000	1,165,568
AmerisourceBergen Corp 2.800% due 05/15/30	1,100,000	1,176,730
Amgen Inc 3.150% due 02/21/40	1,250,000	1,332,971
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	2,500,000	3,235,506
Block Financial LLC 3.875% due 08/15/30	1,500,000	1,509,793
Constellation Brands Inc
3.500% due 05/09/27	1,000,000	1,118,983
3.750% due 05/01/50	1,000,000	1,121,326
CoStar Group Inc 2.800% due 07/15/30 ~	1,800,000	1,866,965
CVS Health Corp 1.750% due 08/21/30	3,000,000	2,943,541
Equifax Inc 3.100% due 05/15/30	1,500,000	1,635,766
Gilead Sciences Inc 1.650% due 10/01/30	400,000	399,761
Global Payments Inc 3.200% due 08/15/29	2,000,000	2,187,418
Kraft Heinz Foods Co 3.000% due 06/01/26	3,000,000	3,092,834
Mondelez International Inc 2.750% due 04/13/30	1,200,000	1,309,155
Quanta Services Inc 2.900% due 10/01/30	1,550,000	1,584,318
Quest Diagnostics Inc 2.800% due 06/30/31	300,000	324,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	$2,000,000	$2,074,902
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	130,000	129,139
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	1,000,000	1,022,408
Universal Health Services Inc 2.650% due 10/15/30 ~	2,050,000	2,045,941
Upjohn Inc
2.300% due 06/22/27 ~	1,000,000	1,034,236
3.850% due 06/22/40 ~	1,650,000	1,783,769

		36,302,885

Energy - 2.2%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	800,000	832,536
Energy Transfer Operating LP 4.750% due 01/15/26	3,000,000	3,198,817
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	1,000,000	1,113,574
MPLX LP
5.200% due 12/01/47	600,000	658,650
5.250% due 01/15/25	2,000,000	2,073,581
6.875% due 02/15/23	750,000	618,711
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,050,000
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	650,000	706,031

		10,251,900

Financial - 19.2%

Air Lease Corp
3.000% due 02/01/30	1,000,000	932,639
3.375% due 07/01/25	600,000	613,217
3.875% due 04/01/21	500,000	504,920
American International Group Inc 3.400% due 06/30/30	1,000,000	1,105,812
Bank of America Corp
2.592% due 04/29/31	2,100,000	2,223,230
4.200% due 08/26/24	2,000,000	2,228,934
4.250% due 10/22/26	3,000,000	3,476,550
Brown & Brown Inc 2.375% due 03/15/31	1,000,000	1,011,210
Citigroup Inc
4.000% due 08/05/24	826,000	908,663
4.400% due 06/10/25	2,250,000	2,532,994
4.600% due 03/09/26	2,400,000	2,749,390
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	500,000	524,075
Duke Realty LP REIT 3.250% due 06/30/26	1,000,000	1,109,979
Equinix Inc REIT
due 03/15/28 #	1,000,000	1,000,766
1.800% due 07/15/27	700,000	707,237
2.900% due 11/18/26	500,000	539,866
Fidelity National Financial Inc 3.400% due 06/15/30	550,000	592,307
First American Financial Corp 4.000% due 05/15/30	1,350,000	1,489,648
Five Corners Funding Trust II 2.850% due 05/15/30 ~	2,350,000	2,537,876
GE Capital Funding LLC 4.400% due 05/15/30 ~	800,000	861,580
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,809,120
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	900,000	842,359
3.500% due 09/15/30	500,000	480,925

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	$1,000,000	$998,269
2.099% due 06/04/26	1,750,000	1,773,312
Intercontinental Exchange Inc
1.850% due 09/15/32	1,400,000	1,396,393
2.100% due 06/15/30	1,500,000	1,552,083
JPMorgan Chase & Co
2.522% due 04/22/31	2,400,000	2,561,077
2.956% due 05/13/31	1,550,000	1,660,989
3.960% due 01/29/27	1,000,000	1,141,819
KeyCorp 2.550% due 10/01/29	1,500,000	1,596,106
Life Storage LP REIT 2.200% due 10/15/30	600,000	600,258
Morgan Stanley
4.431% due 01/23/30	1,000,000	1,197,832
5.000% due 11/24/25	3,000,000	3,522,958
OneMain Finance Corp
5.375% due 11/15/29	750,000	781,875
6.125% due 03/15/24	2,600,000	2,726,750
Piedmont Operating Partnership LP
3.150% due 08/15/30	1,050,000	1,030,924
4.450% due 03/15/24	2,200,000	2,334,604
PNC Bank NA 2.700% due 10/22/29	1,250,000	1,354,289
Prudential PLC (United Kingdom) 3.125% due 04/14/30	790,000	880,860
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,349,413
The Goldman Sachs Group Inc 2.600% due 02/07/30	6,000,000	6,343,916
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,000,000	1,018,600
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,645,356
Truist Bank 2.250% due 03/11/30	1,000,000	1,031,559
Ventas Realty LP REIT
3.000% due 01/15/30	950,000	968,782
3.500% due 02/01/25	2,300,000	2,492,918
VICI Properties LP REIT 4.625% due 12/01/29 ~	2,000,000	2,046,250
Wells Fargo & Co
2.188% due 04/30/26	3,350,000	3,484,499
2.393% due 06/02/28	3,350,000	3,499,035
4.400% due 06/14/46	2,500,000	2,982,016
Willis North America Inc 2.950% due 09/15/29	2,750,000	2,977,637

		90,733,676

Industrial - 4.0%

Allegion US Holding Co Inc 3.550% due 10/01/27	2,539,000	2,764,205
Flowserve Corp 3.500% due 10/01/30	2,900,000	2,877,217
General Electric Co 4.350% due 05/01/50	750,000	765,625
Jabil Inc 3.600% due 01/15/30	1,350,000	1,437,959
Masco Corp 7.750% due 08/01/29	950,000	1,340,644
Norbord Inc (Canada)
5.750% due 07/15/27 ~	1,200,000	1,271,832
6.250% due 04/15/23 ~	1,500,000	1,610,468
Otis Worldwide Corp 3.112% due 02/15/40	750,000	805,007
Penske Truck Leasing Co LP 4.450% due 01/29/26 ~	1,500,000	1,717,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Standard Industries Inc 5.000% due 02/15/27 ~	$1,000,000	$1,042,905
TransDigm Inc 6.250% due 03/15/26 ~	771,000	809,400
Vertical US Newco Inc 5.250% due 07/15/27 ~	1,000,000	1,041,140
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	400,000	422,062
Xylem Inc 2.250% due 01/30/31	1,050,000	1,115,461

		19,021,424

Technology - 4.0%

Activision Blizzard Inc 2.500% due 09/15/50	1,150,000	1,058,420
Broadcom Inc
4.250% due 04/15/26	3,000,000	3,382,842
5.000% due 04/15/30	1,750,000	2,068,819
Citrix Systems Inc 3.300% due 03/01/30	1,500,000	1,604,731
Dell International LLC 4.900% due 10/01/26 ~	2,000,000	2,263,196
Fiserv Inc 3.500% due 07/01/29	1,100,000	1,255,211
Micron Technology Inc 4.185% due 02/15/27	1,250,000	1,421,423
NXP BV (Netherlands) 3.875% due 06/18/26 ~	1,000,000	1,122,015
Oracle Corp 3.600% due 04/01/50	1,750,000	1,962,201
VMware Inc
4.650% due 05/15/27	1,250,000	1,458,517
4.700% due 05/15/30	1,000,000	1,185,815

		18,783,190

Utilities - 3.3%

Appalachian Power Co 3.700% due 05/01/50	1,000,000	1,141,946
DPL Inc
4.125% due 07/01/25 ~	300,000	314,310
4.350% due 04/15/29	1,125,000	1,202,529
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	1,000,000	1,004,572
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,189,469
IPALCO Enterprises Inc 4.250% due 05/01/30 ~	1,350,000	1,532,452
Kentucky Utilities Co 3.300% due 06/01/50	750,000	819,644
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	850,000	887,804
Oklahoma Gas & Electric Co 3.300% due 03/15/30	1,250,000	1,407,975
Pacific Gas and Electric Co 2.500% due 02/01/31	1,350,000	1,289,440
PacifiCorp 2.700% due 09/15/30	1,150,000	1,272,655
Pike Corp 5.500% due 09/01/28 ~	1,000,000	1,009,315
Southern California Edison Co 4.000% due 04/01/47	500,000	536,267
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	493,050
6.625% due 01/15/28 ~	500,000	485,843

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$1,000,000	$1,065,772

		15,653,043

Total Corporate Bonds & Notes (Cost $240,880,571)		252,240,214

SENIOR LOAN NOTES - 12.2%

Basic Materials - 0.2%

Asplundh Tree Expert LLC Term B due 09/07/27 µ	1,000,000	1,000,208

Communications - 0.7%

Charter Communications Operating LLC Term B2 1.910% (USD LIBOR + 1.750%) due 02/01/27 §	997,481	977,739
CSC Holdings LLC Term B5 2.658% (USD LIBOR + 2.500%) due 04/15/27 §	1,492,500	1,451,083
T-Mobile USA Inc Term B 3.156% (USD LIBOR + 3.000%) due 04/01/27 §	748,125	748,459

		3,177,281

Consumer, Cyclical - 2.8%
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	973,628	967,968
ClubCorp Holdings Inc Term B 3.058% ( USD LIBOR + 2.750%) due 09/18/24 §	990,536	853,821
Marriott Ownership Resorts Inc Term B 1.906% (USD LIBOR + 1.750%) due 08/31/25 §	1,957,703	1,889,489
PetSmart Inc Term B2 4.145% (USD LIBOR + 4.000%) due 03/11/22 §	1,000,000	998,929
Restaurant Brands Term B (Canada) 1.906% (USD LIBOR + 1.750%) due 11/19/26 §	2,857,753	2,752,373
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,397,898	3,211,014
SRS Distribution Inc Term B 4.072% (USD LIBOR + 3.250%) due 05/24/25 §	1,393,906	1,358,536
Stars Group Holdings BV Term B (Canada) 3.724% (USD LIBOR + 3.500%) due 07/10/25 §	994,927	996,378

		13,028,508

Consumer, Non-Cyclical - 2.5%

Avantor Funding Inc Term B 3.250% (USD LIBOR + 2.250%) due 11/21/24 §	1,347,104	1,330,827
Bausch Health Americas Inc Term B 3.151% (USD LIBOR + 3.000%) due 06/01/25 §	2,360,724	2,318,427
Pathway Vet Alliance LLC 4.147% (USD LIBOR + 4.000%) due 03/31/27 §	920,039	907,820
Refinitiv US Holdings Inc Term B 3.406% (USD LIBOR + 3.250%) due 10/01/25 §	1,989,873	1,973,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	$1,240,625	$1,236,083
US Foods Inc Term B 1.896% (USD LIBOR + 1.750%) due 06/27/23 §	3,139,216	3,030,719
Wand NewCo 3 Inc Term B1 4.072% (USD LIBOR + 3.000%) due 02/05/26 §	888,774	860,259

		11,657,218

Financial - 1.9%

AssuredPartners Inc Term B 3.657% (USD LIBOR + 3.500%) due 02/13/27 §	1,240,625	1,206,818
Hub International Ltd Term B 3.264% (USD LIBOR + 2.750%) due 04/25/25 §	1,959,912	1,897,195
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	2,487,500	2,388,776
USI Inc Term B 3.241% (USD LIBOR + 3.000%) due 05/16/24 §	3,399,780	3,295,662

		8,788,451

Industrial - 2.7%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	3,252,477	3,248,412
Filtration Group Corp Term B 3.157% (USD LIBOR + 3.000%) due 03/29/25 §	1,387,328	1,364,205
Flex Acquisition Co Inc 4.909% (USD LIBOR + 3.000%) due 12/29/23 §	2,148,271	2,102,083
Reynolds Group Holdings Inc Term B 2.911% (USD LIBOR + 1.750% - 2.750%) due 02/05/23 §	1,570,880	1,558,117
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	989,873	970,900
TransDigm Inc
Term E 2.406% (USD LIBOR + 2.250%) due 05/30/25 §	947,165	897,702
Term F 2.406% (USD LIBOR + 2.250%) due 12/09/25 §	2,874,132	2,726,833

		12,868,252

Technology - 1.2%

Dell International LLC Term B1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	1,000,000	996,971
Sophia LP 2020 1st Lien due 09/22/27 µ	1,750,000	1,741,523
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	873,605	851,492
The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	997,494	989,514
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	1,250,000	1,248,145

		5,827,645

	Principal Amount	Value
Utilities - 0.2%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	$1,246,875	$1,227,133

Total Senior Loan Notes (Cost $58,744,775)		57,574,696

MORTGAGE-BACKED SECURITIES - 2.1%

Fannie Mae - 2.1%

due 10/01/35 #	9,500,000	9,831,406

Total Mortgage-Backed Securities (Cost $9,840,937)		9,831,406

ASSET-BACKED SECURITIES - 15.5%

AmeriCredit Automobile Receivables Trust
0.970% due 02/18/26	500,000	502,019
2.240% due 06/19/23	487,340	489,247
2.400% due 05/18/22	277,172	277,728
2.690% due 06/19/23	700,000	712,054
2.710% due 08/18/22	679,439	685,291
3.130% due 02/18/25	950,000	986,616
3.360% due 02/18/25	1,000,000	1,056,064
Apidos CLO XXX (Cayman) 1.872% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,968,199
Benefit Street Partners CLO X Ltd (Cayman)
1.415% (USD LIBOR + 1.140%) due 01/15/29 § ~	550,000	547,365
2.025% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	248,737
Buttermilk Park CLO Ltd (Cayman) 1.375% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	840,590
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	900,000	917,625
Citibank Credit Card Issuance Trust 0.921% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	2,000,862
Dryden 33 Senior Loan Fund CLO (Cayman) 2.025% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	998,243
Dryden 43 Senior Loan Fund CLO (Cayman) 2.022% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,600,000	1,592,588
Dryden 55 CLO Ltd (Cayman) 2.175% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	958,958
Dryden 58 CLO Ltd (Cayman)
1.773% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	984,676
2.073% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	963,508
Dryden 61 CLO Ltd (Cayman)
1.923% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,237,408
2.323% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	1,228,650
Dryden 64 CLO Ltd (Cayman) 1.672% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	779,428
Dryden 75 CLO Ltd (Cayman) 1.975% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,200,000	1,192,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Owner Trust
2.040% due 12/15/26	$500,000	$513,334
2.350% due 04/15/23	1,500,000	1,517,377
3.020% due 10/15/24	2,940,000	3,098,947
3.190% due 07/15/31 ~	3,000,000	3,309,441
Madison Park Funding XXIX CLO Ltd (Cayman) 2.022% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,733,351
Madison Park Funding XXVIII CLO Ltd (Cayman)
1.875% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,386,300
2.125% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	580,500
MVW LLC 1.740% due 10/20/37 ~	387,170	392,138
Navient Private Education Refi Loan Trust
1.220% due 07/15/69 ~	448,363	450,379
2.460% due 11/15/68 ~	500,000	522,947
2.640% due 05/15/68 ~	1,000,000	1,045,548
Navient Student Loan Trust
0.552% (USD LIBOR + 0.400%) due 12/15/59 § ~	412,746	412,362
0.868% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	982,967
1.199% (USD LIBOR + 1.050%) due 06/25/69 § ~	1,000,000	1,014,418
3.390% due 12/15/59 ~	3,000,000	3,102,011
OCP CLO Ltd (Cayman) 1.065% (USD LIBOR + 0.820%) due 10/26/27 § ~	677,710	674,384
Octagon Investment Partners 25 Ltd CLO (Cayman) 1.472% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	983,198
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	757,450	759,008
Palmer Square CLO Ltd (Cayman) 1.371% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	993,275
Palmer Square Loan Funding Ltd (Cayman)
1.603% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,324,284
2.153% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	581,561
Regatta X Funding Ltd CLO (Cayman) 1.393% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	1,985,750
Santander Drive Auto Receivables Trust
0.960% due 11/15/24	600,000	602,291
2.960% due 03/15/24	533,059	537,054
3.350% due 07/17/23	2,647,011	2,678,024
3.510% due 08/15/23	2,073,379	2,098,353
SLC Student Loan Trust
0.350% (USD LIBOR + 0.100%) due 09/15/26 §	391,020	390,901
0.360% (USD LIBOR + 0.110%) due 03/15/27 §	744,708	743,495
SLM Student Loan Trust 0.795% (USD LIBOR + 0.550%) due 10/25/64 § ~	797,465	772,609
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,550,000	1,552,166
2.340% due 09/15/34 ~	577,333	588,580
2.700% due 05/15/31 ~	740,592	759,273
2.820% due 10/15/35 ~	1,513,575	1,565,408
2.880% due 09/15/34 ~	1,628,895	1,687,409
3.440% due 07/15/36 ~	1,850,000	1,950,521
3.500% due 02/15/36 ~	1,132,791	1,201,561
3.600% due 01/15/37 ~	1,254,193	1,335,473
3.630% due 11/15/35 ~	1,003,068	1,060,957

	Principal Amount	Value
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	$1,100,000	$1,143,865
Tiaa CLO III Ltd (Cayman) 1.421% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,807,069
Voya CLO Ltd (Cayman) 1.502% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	1,991,715

Total Asset-Backed Securities (Cost $72,011,127)		72,998,685

U.S. TREASURY OBLIGATIONS - 13.5%

U.S. Treasury Bonds - 5.5%

1.125% due 05/15/40	5,500,000	5,414,922
2.000% due 02/15/50	1,000,000	1,131,328
2.250% due 08/15/46	1,950,000	2,303,361
2.500% due 02/15/46	7,500,000	9,261,621
2.750% due 11/15/47	5,000,000	6,499,024
2.875% due 11/15/46	1,000,000	1,321,953

		25,932,209

U.S. Treasury Notes - 8.0%

0.250% due 05/31/25	9,000,000	8,999,297
0.250% due 06/30/25	5,000,000	4,997,265
0.500% due 06/30/27	5,000,000	5,017,969
0.625% due 05/15/30	4,000,000	3,986,250
1.250% due 07/31/23	4,000,000	4,123,750
1.500% due 02/15/30	7,200,000	7,767,000
2.000% due 11/30/22	3,000,000	3,120,703

		38,012,234

Total U.S. Treasury Obligations (Cost $58,879,242)		63,944,443

SHORT-TERM INVESTMENT - 5.8%

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $27,191,455; collateralized by U.S. Treasury Notes: 2.125% due 03/31/24 and value $27,735,306)	27,191,455	27,191,455

Total Short-Term Investment (Cost $27,191,455)		27,191,455

TOTAL INVESTMENTS - 102.6% (Cost $467,548,107)		483,780,899

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(12,290,172)

NET ASSETS - 100.0%		$471,490,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC µ	$73,505	$74,337	$832

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$252,240,214	$-	$252,240,214	$-
	Senior Loan Notes	57,574,696	-	57,574,696	-
	Mortgage-Backed Securities	9,831,406	-	9,831,406	-
	Asset-Backed Securities	72,998,685	-	72,998,685	-
	U.S. Treasury Obligations	63,944,443	-	63,944,443	-
	Short-Term Investment	27,191,455	-	27,191,455	-
	Unfunded Loan Commitment	74,337	-	74,337	-

	Total	$483,855,236	$-	$483,855,236	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.7%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$538,124
3.750% due 04/10/22 ~	2,830,000	2,932,042
4.000% due 09/11/27 ~	1,080,000	1,192,459
4.750% due 04/10/27 ~	2,990,000	3,438,736
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24	2,130,000	2,232,929
4.550% due 03/11/26	1,350,000	1,459,430
6.125% due 06/01/25	2,100,000	2,422,335
7.250% due 10/15/39	740,000	938,215
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	465,951
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,983,000	2,803,311
5.750% due 05/01/43	1,500,000	2,186,483
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	214,000	221,193
5.000% due 09/30/43	1,220,000	1,714,310
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,166,863
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	2,002,800
Freeport-McMoRan Inc
3.875% due 03/15/23	40,000	41,288
4.550% due 11/14/24	120,000	128,437
4.625% due 08/01/30	710,000	747,790
5.400% due 11/14/34	150,000	166,219
5.450% due 03/15/43	4,440,000	4,937,813
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	4,690,000	5,126,183
4.125% due 05/30/23 ~	130,000	139,513
4.125% due 03/12/24 ~	6,720,000	7,288,689
4.625% due 04/29/24 ~	2,000,000	2,205,520
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	512,915
OCP SA (Morocco) 4.500% due 10/22/25 ~	1,600,000	1,693,816
Southern Copper Corp (Peru)
5.250% due 11/08/42	6,410,000	8,081,826
6.750% due 04/16/40	600,000	862,271
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	560,000	562,072
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,623,688
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	102,062
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,551,013
Yamana Gold Inc (Canada) 4.625% due 12/15/27	1,810,000	1,964,950

		65,451,246

Communications - 3.7%

Alphabet Inc
0.450% due 08/15/25	430,000	427,918
0.800% due 08/15/27	820,000	814,621
1.100% due 08/15/30	980,000	972,565
2.050% due 08/15/50	1,550,000	1,448,322
Altice France SA (France) 7.375% due 05/01/26 ~	4,670,000	4,898,596
Amazon.com Inc
0.800% due 06/03/25	2,100,000	2,122,040
1.200% due 06/03/27	2,570,000	2,608,163
1.500% due 06/03/30	2,430,000	2,487,424

	Principal Amount	Value
2.500% due 06/03/50	$2,080,000	$2,124,434
3.150% due 08/22/27	2,710,000	3,092,188
3.875% due 08/22/37	1,310,000	1,633,063
4.050% due 08/22/47	2,720,000	3,527,955
4.250% due 08/22/57	390,000	533,256
4.950% due 12/05/44	190,000	270,225
AT&T Inc
1.650% due 02/01/28	3,200,000	3,211,005
2.250% due 02/01/32	510,000	511,184
2.300% due 06/01/27	2,850,000	2,995,951
3.100% due 02/01/43	2,370,000	2,325,010
3.550% due 09/15/55 ~	3,014,000	2,897,346
4.350% due 06/15/45	744,000	836,076
CCO Holdings LLC
4.500% due 08/15/30 ~	170,000	178,721
4.500% due 05/01/32 ~	1,430,000	1,494,350
5.000% due 02/01/28 ~	940,000	989,115
5.125% due 05/01/27 ~	1,270,000	1,338,015
Charter Communications Operating LLC
4.200% due 03/15/28	2,890,000	3,285,747
4.800% due 03/01/50	540,000	620,247
4.908% due 07/23/25	4,310,000	4,986,967
5.375% due 04/01/38	2,870,000	3,492,015
5.750% due 04/01/48	2,070,000	2,565,683
6.384% due 10/23/35	270,000	368,892
6.484% due 10/23/45	650,000	868,265
6.834% due 10/23/55	370,000	512,621
Comcast Corp
3.100% due 04/01/25	110,000	121,321
3.150% due 03/01/26	1,270,000	1,413,076
3.250% due 11/01/39	190,000	210,570
3.300% due 04/01/27	1,510,000	1,710,135
3.400% due 04/01/30	1,000,000	1,156,301
3.400% due 07/15/46	170,000	188,310
3.450% due 02/01/50	1,330,000	1,515,983
3.750% due 04/01/40	220,000	257,717
3.950% due 10/15/25	6,050,000	6,945,742
4.000% due 03/01/48	270,000	326,951
4.150% due 10/15/28	3,990,000	4,820,987
4.250% due 10/15/30	2,390,000	2,936,130
4.700% due 10/15/48	320,000	424,923
5.650% due 06/15/35	290,000	413,176
6.500% due 11/15/35	1,530,000	2,322,437
CSC Holdings LLC 4.125% due 12/01/30 ~	5,860,000	5,978,665
DISH DBS Corp
5.875% due 11/15/24	2,011,000	2,073,844
7.750% due 07/01/26	760,000	836,475
FOX Corp
5.476% due 01/25/39	1,450,000	1,941,348
5.576% due 01/25/49	700,000	970,398
Netflix Inc 5.375% due 02/01/21	380,000	384,750
Prosus NV (China) 4.850% due 07/06/27 ~	2,510,000	2,868,027
Sprint Capital Corp 8.750% due 03/15/32	1,420,000	2,080,030
Sprint Corp
7.625% due 02/15/25	910,000	1,066,406
7.875% due 09/15/23	40,000	45,905
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	200,000	202,553
T-Mobile USA Inc
2.050% due 02/15/28 ~	380,000	388,850
2.550% due 02/15/31 ~	1,170,000	1,213,676
3.500% due 04/15/25 ~	6,930,000	7,610,665
3.750% due 04/15/27 ~	330,000	369,778
3.875% due 04/15/30 ~	3,880,000	4,416,526
6.000% due 03/01/23	60,000	60,231
6.000% due 04/15/24	40,000	40,888

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	$680,000	$739,449
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,867,254
Time Warner Cable LLC
5.500% due 09/01/41	250,000	303,330
6.750% due 06/15/39	1,310,000	1,791,112
7.300% due 07/01/38	1,620,000	2,294,675
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,517,209
Verizon Communications Inc
2.625% due 08/15/26	2,770,000	3,026,007
3.150% due 03/22/30	1,410,000	1,596,153
3.376% due 02/15/25	4,008,000	4,467,293
3.500% due 11/01/24	410,000	452,993
3.850% due 11/01/42	960,000	1,139,636
4.000% due 03/22/50	610,000	753,369
4.125% due 03/16/27	286,000	337,834
4.125% due 08/15/46	980,000	1,212,649
4.329% due 09/21/28	715,000	866,188
4.400% due 11/01/34	1,750,000	2,187,980
4.500% due 08/10/33	6,570,000	8,313,327
4.522% due 09/15/48	1,450,000	1,906,155
4.862% due 08/21/46	630,000	864,639
5.500% due 03/16/47	250,000	377,681
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	208,875
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	3,530,000	4,183,113

		158,157,675

Consumer, Cyclical - 3.2%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	445,425
Costco Wholesale Corp
1.375% due 06/20/27	2,890,000	2,965,051
1.600% due 04/20/30	1,650,000	1,685,148
Delta Air Lines Inc
2.600% due 12/04/20	670,000	670,897
2.900% due 10/28/24	1,940,000	1,728,864
3.400% due 04/19/21	2,910,000	2,899,351
3.625% due 03/15/22	1,200,000	1,180,565
3.800% due 04/19/23	520,000	503,367
4.500% due 10/20/25 ~	1,800,000	1,848,808
4.750% due 10/20/28 ~	1,650,000	1,714,322
7.000% due 05/01/25 ~	8,510,000	9,355,339
7.375% due 01/15/26	2,350,000	2,466,820
Dollar General Corp 3.250% due 04/15/23	170,000	180,444
Ford Motor Co
4.750% due 01/15/43	300,000	272,190
8.500% due 04/21/23	480,000	523,966
9.000% due 04/22/25	470,000	539,464
Ford Motor Credit Co LLC
3.336% due 03/18/21	200,000	200,360
3.339% due 03/28/22	200,000	199,595
3.664% due 09/08/24	270,000	264,681
4.125% due 08/17/27	1,320,000	1,286,175
5.125% due 06/16/25	200,000	206,500
5.750% due 02/01/21	1,070,000	1,081,096
5.875% due 08/02/21	1,860,000	1,898,362
General Motors Co
5.150% due 04/01/38	440,000	467,118
5.400% due 10/02/23	700,000	772,372
5.950% due 04/01/49	1,450,000	1,700,819
6.125% due 10/01/25	1,230,000	1,430,707
6.250% due 10/02/43	570,000	675,204
General Motors Financial Co Inc
2.450% due 11/06/20	800,000	801,294

	Principal Amount	Value
3.450% due 04/10/22	$720,000	$740,358
4.250% due 05/15/23	1,250,000	1,329,980
4.350% due 01/17/27	520,000	565,830
4.375% due 09/25/21	180,000	185,733
Hanesbrands Inc
4.625% due 05/15/24 ~	2,170,000	2,261,997
4.875% due 05/15/26 ~	690,000	737,869
5.375% due 05/15/25 ~	1,110,000	1,177,987
Hilton Domestic Operating Co Inc
5.125% due 05/01/26	430,000	442,818
5.375% due 05/01/25 ~	800,000	831,824
5.750% due 05/01/28 ~	530,000	561,469
Hilton Worldwide Finance LLC
4.625% due 04/01/25	70,000	70,605
4.875% due 04/01/27	2,050,000	2,086,490
Las Vegas Sands Corp
2.900% due 06/25/25	340,000	339,213
3.200% due 08/08/24	4,710,000	4,775,164
Lennar Corp
4.500% due 04/30/24	1,160,000	1,246,275
4.750% due 05/30/25	200,000	218,797
4.750% due 11/29/27	2,150,000	2,457,450
5.000% due 06/15/27	80,000	89,800
Levi Strauss & Co 5.000% due 05/01/25	1,030,000	1,055,750
Lowe’s Cos Inc
4.500% due 04/15/30	710,000	878,793
5.000% due 04/15/40	600,000	789,119
5.125% due 04/15/50	2,320,000	3,190,864
McDonald’s Corp
1.450% due 09/01/25	260,000	268,001
3.300% due 07/01/25	1,100,000	1,224,749
3.500% due 03/01/27	1,530,000	1,734,146
3.500% due 07/01/27	410,000	467,596
3.600% due 07/01/30	1,050,000	1,221,592
3.625% due 09/01/49	190,000	213,401
3.700% due 01/30/26	3,250,000	3,704,920
3.800% due 04/01/28	740,000	861,637
4.200% due 04/01/50	1,860,000	2,270,812
MDC Holdings Inc 6.000% due 01/15/43	580,000	702,887
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	1,890,000	1,972,687
New Red Finance (Canada) 4.250% due 05/15/24 ~	3,260,000	3,323,407
Newell Brands Inc
4.350% due 04/01/23	989,000	1,032,269
4.700% due 04/01/26	10,000	10,672
NIKE Inc
2.400% due 03/27/25	930,000	1,000,920
2.750% due 03/27/27	1,510,000	1,680,998
2.850% due 03/27/30	1,520,000	1,710,256
3.250% due 03/27/40	1,010,000	1,151,563
3.375% due 03/27/50	5,190,000	6,027,199
Nissan Motor Co Ltd (Japan)
3.043% due 09/15/23 ~	2,280,000	2,312,722
3.522% due 09/17/25 ~	4,660,000	4,714,131
4.345% due 09/17/27 ~	5,130,000	5,157,759
Sands China Ltd (Macau)
3.800% due 01/08/26 ~	950,000	996,540
4.600% due 08/08/23	4,000,000	4,274,440
5.125% due 08/08/25	1,030,000	1,126,918
5.400% due 08/08/28	620,000	691,908
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	2,350,000	2,492,809
Target Corp 2.250% due 04/15/25	1,690,000	1,806,966
The Home Depot Inc
2.500% due 04/15/27	1,050,000	1,143,059
2.700% due 04/15/30	1,130,000	1,260,302
3.300% due 04/15/40	1,230,000	1,396,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.350% due 04/15/50	$3,510,000	$4,068,458
3.900% due 12/06/28	190,000	225,128
3.900% due 06/15/47	210,000	259,151
The TJX Cos Inc
3.500% due 04/15/25	1,100,000	1,228,023
3.750% due 04/15/27	340,000	390,140
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	807,638
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,171,744
Walmart Inc
3.400% due 06/26/23	610,000	658,696
3.550% due 06/26/25	530,000	599,517
3.700% due 06/26/28	4,540,000	5,372,600
Wynn Macau Ltd (Macau) 5.625% due 08/26/28 ~	1,150,000	1,118,375

		139,851,231

Consumer, Non-Cyclical - 8.2%

Abbott Laboratories
3.750% due 11/30/26	1,845,000	2,143,240
4.750% due 11/30/36	1,700,000	2,274,742
4.900% due 11/30/46	1,560,000	2,201,919
AbbVie Inc
2.300% due 11/21/22 ~	7,590,000	7,857,342
2.600% due 11/21/24 ~	7,360,000	7,812,740
2.950% due 11/21/26 ~	1,590,000	1,734,418
3.200% due 11/21/29 ~	4,960,000	5,474,985
3.450% due 03/15/22 ~	1,420,000	1,471,562
3.600% due 05/14/25	1,600,000	1,774,844
3.750% due 11/14/23	370,000	403,950
3.800% due 03/15/25 ~	5,830,000	6,475,517
4.250% due 11/21/49 ~	200,000	237,477
Aetna Inc 2.800% due 06/15/23	540,000	569,438
Altria Group Inc
2.350% due 05/06/25	3,960,000	4,180,884
3.490% due 02/14/22	850,000	883,466
3.800% due 02/14/24	940,000	1,028,255
3.875% due 09/16/46	820,000	841,210
4.400% due 02/14/26	5,780,000	6,662,319
4.750% due 05/05/21	2,980,000	3,055,255
4.800% due 02/14/29	2,880,000	3,420,158
5.800% due 02/14/39	2,100,000	2,685,734
5.950% due 02/14/49	3,810,000	5,123,631
6.200% due 02/14/59	680,000	930,964
Amgen Inc
3.625% due 05/22/24	590,000	649,055
4.663% due 06/15/51	289,000	377,267
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	1,450,000	1,622,434
4.900% due 02/01/46	4,780,000	5,943,581
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	890,000	1,014,374
4.000% due 04/13/28	1,160,000	1,341,430
4.150% due 01/23/25	2,710,000	3,062,629
4.350% due 06/01/40	1,540,000	1,804,165
4.500% due 06/01/50	2,870,000	3,458,279
4.750% due 01/23/29	850,000	1,034,672
5.550% due 01/23/49	1,370,000	1,865,182
Anthem Inc
2.950% due 12/01/22	490,000	514,974
3.125% due 05/15/22	3,300,000	3,443,022
3.350% due 12/01/24	560,000	614,991
3.650% due 12/01/27	1,830,000	2,086,237
3.700% due 08/15/21	220,000	224,486
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27	9,180,000	9,930,412
4.540% due 08/15/47	5,450,000	5,842,900

	Principal Amount	Value
Bausch Health Americas Inc 9.250% due 06/01/25 ~	$670,000	$737,871
Bausch Health Cos Inc
5.000% due 01/30/28 ~	2,560,000	2,489,600
5.250% due 01/30/30 ~	9,730,000	9,597,477
5.500% due 11/01/25 ~	60,000	61,485
6.250% due 02/15/29 ~	2,320,000	2,389,600
7.250% due 05/30/29 ~	1,220,000	1,315,081
9.000% due 12/15/25 ~	880,000	959,464
Becton Dickinson & Co
3.363% due 06/06/24	4,810,000	5,206,060
3.734% due 12/15/24	993,000	1,098,164
4.685% due 12/15/44	813,000	1,005,574
Bristol-Myers Squibb Co
2.250% due 08/15/21	1,680,000	1,710,071
2.600% due 05/16/22	2,260,000	2,345,431
2.900% due 07/26/24	1,950,000	2,115,996
3.200% due 06/15/26	3,290,000	3,713,233
3.400% due 07/26/29	1,530,000	1,780,351
3.550% due 08/15/22	910,000	965,801
3.625% due 05/15/24	500,000	551,181
3.875% due 08/15/25	1,830,000	2,091,239
5.000% due 08/15/45	2,660,000	3,725,456
5.250% due 08/15/43	320,000	452,866
Cargill Inc 1.375% due 07/23/23 ~	1,660,000	1,698,576
Centene Corp
3.375% due 02/15/30	370,000	384,454
4.625% due 12/15/29	380,000	410,383
4.750% due 05/15/22	670,000	678,710
4.750% due 01/15/25	150,000	154,358
5.375% due 06/01/26 ~	410,000	433,255
Cigna Corp
3.400% due 09/17/21	1,310,000	1,348,523
3.750% due 07/15/23	3,734,000	4,049,302
4.125% due 11/15/25	1,010,000	1,159,138
4.375% due 10/15/28	8,010,000	9,525,913
4.900% due 12/15/48	1,000,000	1,305,317
CommonSpirit Health 4.350% due 11/01/42	420,000	457,102
Constellation Brands Inc 4.250% due 05/01/23	590,000	643,692
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,570,162
CVS Health Corp
2.750% due 12/01/22	2,160,000	2,253,227
3.350% due 03/09/21	643,000	651,448
3.625% due 04/01/27	550,000	618,892
3.700% due 03/09/23	833,000	892,576
3.750% due 04/01/30	1,410,000	1,614,976
3.875% due 07/20/25	1,278,000	1,442,355
4.100% due 03/25/25	884,000	999,784
4.125% due 04/01/40	580,000	662,153
4.250% due 04/01/50	180,000	212,214
4.300% due 03/25/28	15,970,000	18,705,652
5.050% due 03/25/48	3,580,000	4,567,432
5.125% due 07/20/45	1,440,000	1,818,173
CVS Pass-Through Trust
5.298% due 01/11/27 ~	419,469	450,316
6.036% due 12/10/28	2,199,840	2,501,756
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,579,833
2.589% due 11/02/23 ~	4,030,000	4,254,638
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	2,530,000	2,630,654
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,847,200
Fresenius Medical Care US Finance II Inc (Germany) 5.875% due 01/31/22 ~	1,160,000	1,234,340

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Gilead Sciences Inc
3.650% due 03/01/26	$1,660,000	$1,875,675
4.750% due 03/01/46	2,400,000	3,112,975
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	145,730
HCA Inc
3.500% due 09/01/30	730,000	744,780
4.500% due 02/15/27	110,000	123,659
4.750% due 05/01/23	720,000	785,871
5.000% due 03/15/24	1,333,000	1,494,954
5.250% due 06/15/26	180,000	210,298
5.375% due 02/01/25	1,287,000	1,411,176
5.375% due 09/01/26	980,000	1,084,737
5.500% due 06/15/47	640,000	801,021
5.625% due 09/01/28	200,000	229,145
5.875% due 02/01/29	630,000	735,024
Humana Inc
3.150% due 12/01/22	970,000	1,019,155
3.950% due 03/15/27	2,781,000	3,186,288
4.500% due 04/01/25	300,000	344,715
4.625% due 12/01/42	1,090,000	1,359,395
4.800% due 03/15/47	130,000	169,619
4.950% due 10/01/44	610,000	807,875
Johnson & Johnson
0.550% due 09/01/25	1,190,000	1,191,604
0.950% due 09/01/27	2,380,000	2,383,865
3.625% due 03/03/37	3,810,000	4,629,531
Kraft Heinz Foods Co
3.000% due 06/01/26	1,910,000	1,969,105
3.950% due 07/15/25	658,000	715,248
4.250% due 03/01/31 ~	420,000	461,640
4.375% due 06/01/46	560,000	576,614
4.625% due 10/01/39 ~	30,000	31,903
4.875% due 10/01/49 ~	980,000	1,035,386
5.000% due 06/04/42	210,000	230,003
5.200% due 07/15/45	770,000	842,655
5.500% due 06/01/50 ~	1,050,000	1,205,632
6.750% due 03/15/32	50,000	66,152
6.875% due 01/26/39	140,000	187,681
7.125% due 08/01/39 ~	30,000	40,508
Lamb Weston Holdings Inc
4.875% due 11/01/26 ~	1,410,000	1,472,569
4.875% due 05/15/28 ~	110,000	119,006
Mars Inc
2.700% due 04/01/25 ~	1,590,000	1,722,796
3.200% due 04/01/30 ~	850,000	972,578
Medtronic Inc 3.500% due 03/15/25	1,405,000	1,584,245
Merck & Co Inc
0.750% due 02/24/26	1,980,000	1,987,595
1.450% due 06/24/30	1,150,000	1,168,552
Molson Coors Beverage Co 3.500% due 05/01/22	500,000	519,936
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,083,910
Mondelez International Inc
1.500% due 05/04/25	2,580,000	2,651,076
2.125% due 04/13/23	550,000	571,172
PayPal Holdings Inc
1.350% due 06/01/23	1,470,000	1,502,395
1.650% due 06/01/25	1,530,000	1,586,768
PepsiCo Inc
0.750% due 05/01/23	1,930,000	1,952,069
1.625% due 05/01/30	1,590,000	1,635,630
2.250% due 03/19/25	190,000	203,632
2.625% due 03/19/27	190,000	208,818
2.875% due 10/15/49	570,000	613,638
3.625% due 03/19/50	270,000	328,948
3.875% due 03/19/60	460,000	581,089

	Principal Amount	Value
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	$3,840,000	$4,029,284
Pfizer Inc
0.800% due 05/28/25	2,510,000	2,524,747
1.700% due 05/28/30	1,580,000	1,629,924
2.625% due 04/01/30	1,600,000	1,780,491
Philip Morris International Inc
1.125% due 05/01/23	980,000	995,609
2.100% due 05/01/30	1,090,000	1,122,784
2.500% due 08/22/22	2,560,000	2,661,431
2.500% due 11/02/22	2,670,000	2,780,545
2.900% due 11/15/21	1,460,000	1,499,951
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,350,210
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	1,090,000	1,326,728
Service Corp International 7.500% due 04/01/27	510,000	608,716
Spectrum Brands Inc
5.000% due 10/01/29 ~	100,000	104,000
5.750% due 07/15/25	700,000	723,450
Teva Pharmaceutical Finance Co BV (Israel)
2.950% due 12/18/22	1,020,000	993,485
3.650% due 11/10/21	70,000	70,022
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,020,000	1,019,770
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	3,990,000	3,963,566
2.800% due 07/21/23	2,630,000	2,519,777
3.150% due 10/01/26	1,760,000	1,556,500
4.100% due 10/01/46	2,080,000	1,735,136
6.000% due 04/15/24	250,000	255,581
7.125% due 01/31/25	2,430,000	2,556,311
The Coca-Cola Co
1.450% due 06/01/27	1,820,000	1,877,959
2.500% due 06/01/40	70,000	73,710
2.500% due 03/15/51	770,000	766,796
2.600% due 06/01/50	780,000	800,946
2.950% due 03/25/25	740,000	812,775
3.375% due 03/25/27	1,600,000	1,835,949
The Hershey Co 0.900% due 06/01/25	490,000	492,989
The Procter & Gamble Co
2.450% due 03/25/25	760,000	823,800
2.800% due 03/25/27	300,000	337,027
3.000% due 03/25/30	870,000	1,010,732
3.550% due 03/25/40	1,130,000	1,376,586
3.600% due 03/25/50	1,470,000	1,871,599
United Rentals North America Inc
3.875% due 11/15/27	1,390,000	1,433,437
3.875% due 02/15/31	1,850,000	1,881,219
5.500% due 05/15/27	800,000	852,500
UnitedHealth Group Inc
1.250% due 01/15/26	590,000	604,718
2.000% due 05/15/30	560,000	586,403
2.375% due 10/15/22	240,000	249,622
2.875% due 12/15/21	1,130,000	1,165,175
3.125% due 05/15/60	200,000	215,006
3.500% due 06/15/23	540,000	583,941
3.750% due 07/15/25	1,580,000	1,804,990
3.875% due 10/15/20	430,000	430,561
3.875% due 08/15/59	1,400,000	1,700,432
4.250% due 06/15/48	420,000	535,235
4.450% due 12/15/48	310,000	413,897
5.700% due 10/15/40	10,000	14,616
5.800% due 03/15/36	860,000	1,245,240

		355,424,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Energy - 6.0%

Apache Corp
3.250% due 04/15/22	$387,000	$382,588
4.250% due 01/15/44	3,240,000	2,762,100
4.375% due 10/15/28	4,535,000	4,158,028
4.750% due 04/15/43	1,310,000	1,167,079
6.000% due 01/15/37	562,000	538,076
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	630,000	615,998
BP Capital Markets America Inc
2.937% due 04/06/23	160,000	169,305
3.000% due 02/24/50	4,670,000	4,462,690
3.119% due 05/04/26	1,990,000	2,199,565
3.216% due 11/28/23	960,000	1,032,736
3.410% due 02/11/26	5,590,000	6,251,223
3.633% due 04/06/30	1,110,000	1,277,319
3.790% due 02/06/24	350,000	383,943
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	520,000	579,762
3.535% due 11/04/24	350,000	386,870
3.561% due 11/01/21	220,000	227,689
Cameron LNG LLC
2.902% due 07/15/31 ~	690,000	760,783
3.302% due 01/15/35 ~	3,580,000	4,046,856
Cheniere Energy Inc 4.625% due 10/15/28 ~	1,020,000	1,048,688
Chevron Corp
1.554% due 05/11/25	1,950,000	2,022,444
1.995% due 05/11/27	720,000	762,292
3.078% due 05/11/50	220,000	236,297
Cimarex Energy Co
3.900% due 05/15/27	4,630,000	4,668,005
4.375% due 06/01/24	240,000	257,846
4.375% due 03/15/29	1,710,000	1,770,710
CNOOC Finance LLC (China) 3.500% due 05/05/25	4,460,000	4,905,933
Concho Resources Inc
3.750% due 10/01/27	650,000	701,136
4.300% due 08/15/28	4,380,000	4,845,082
ConocoPhillips 6.500% due 02/01/39	370,000	541,735
Continental Resources Inc
3.800% due 06/01/24	990,000	920,314
4.375% due 01/15/28	1,750,000	1,516,078
4.500% due 04/15/23	850,000	811,954
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	430,310
Devon Energy Corp
4.750% due 05/15/42	70,000	65,087
5.000% due 06/15/45	6,440,000	6,118,814
5.600% due 07/15/41	1,240,000	1,249,778
Diamondback Energy Inc
3.500% due 12/01/29	1,030,000	995,768
5.375% due 05/31/25	1,130,000	1,173,560
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,980,000	4,343,175
Energy Transfer Operating LP
2.900% due 05/15/25	1,010,000	1,016,757
3.750% due 05/15/30	5,370,000	5,209,923
4.950% due 06/15/28	680,000	720,213
5.250% due 04/15/29	410,000	441,470
6.250% due 04/15/49	510,000	526,216
6.750% due 05/15/25	1,430,000	1,104,675
Energy Transfer Partners LP
4.500% due 11/01/23	520,000	553,229
5.875% due 03/01/22	1,770,000	1,848,230
Enterprise Products Operating LLC
2.800% due 01/31/30	3,620,000	3,841,580
3.700% due 01/31/51	1,100,000	1,089,277
3.950% due 01/31/60	400,000	395,481
4.150% due 10/16/28	4,710,000	5,509,565
4.200% due 01/31/50	2,900,000	3,089,490
4.800% due 02/01/49	1,000,000	1,156,458

	Principal Amount	Value
4.850% due 03/15/44	$420,000	$478,317
7.550% due 04/15/38	360,000	504,513
EOG Resources Inc
3.900% due 04/01/35	1,460,000	1,637,958
4.150% due 01/15/26	1,460,000	1,672,811
4.375% due 04/15/30	460,000	542,938
4.950% due 04/15/50	2,150,000	2,649,392
EQT Corp
3.000% due 10/01/22	1,970,000	1,932,609
3.900% due 10/01/27	60,000	54,788
7.875% due 02/01/25	120,000	133,181
Exxon Mobil Corp
1.571% due 04/15/23	300,000	308,820
2.992% due 03/19/25	4,550,000	4,990,228
3.043% due 03/01/26	2,840,000	3,137,301
3.482% due 03/19/30	3,590,000	4,151,349
4.114% due 03/01/46	3,750,000	4,450,883
4.327% due 03/19/50	220,000	274,898
Halliburton Co 3.800% due 11/15/25	199,000	215,802
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	310,000	363,321
6.375% due 10/24/48 ~	1,500,000	1,920,000
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	750,000	755,404
3.500% due 09/01/23	1,410,000	1,504,117
Kinder Morgan Inc
4.300% due 03/01/28	820,000	933,994
5.000% due 02/15/21 ~	1,720,000	1,741,703
5.200% due 03/01/48	60,000	70,386
5.550% due 06/01/45	210,000	250,334
MPLX LP
4.500% due 04/15/38	2,070,000	2,120,981
4.700% due 04/15/48	450,000	456,482
4.800% due 02/15/29	2,770,000	3,182,074
4.875% due 12/01/24	1,670,000	1,866,392
5.500% due 02/15/49	2,810,000	3,149,036
Noble Energy Inc
3.850% due 01/15/28	2,770,000	3,145,930
4.950% due 08/15/47	620,000	815,227
5.250% due 11/15/43	770,000	1,020,445
6.000% due 03/01/41	370,000	513,776
Occidental Petroleum Corp
2.700% due 08/15/22	1,980,000	1,853,666
2.900% due 08/15/24	3,260,000	2,771,978
3.000% due 02/15/27	870,000	685,290
3.125% due 02/15/22	1,350,000	1,280,961
3.400% due 04/15/26	1,890,000	1,512,000
4.100% due 02/15/47	2,420,000	1,639,550
4.200% due 03/15/48	1,200,000	826,500
4.400% due 04/15/46	600,000	429,102
4.625% due 06/15/45	1,280,000	928,154
5.550% due 03/15/26	2,110,000	1,914,466
6.450% due 09/15/36	1,610,000	1,371,551
6.600% due 03/15/46	5,240,000	4,533,700
7.875% due 09/15/31	2,702,000	2,632,761
Parsley Energy LLC 5.375% due 01/15/25 ~	190,000	190,000
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	13,501,000	14,759,968
5.750% due 02/01/29	2,900,000	3,203,775
6.250% due 03/17/24	2,350,000	2,608,759
7.250% due 03/17/44	3,430,000	3,916,717
7.375% due 01/17/27	1,440,000	1,707,264
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	390,772
6.625% due 06/15/35	160,000	133,120
6.875% due 08/04/26	4,350,000	4,180,350
Range Resources Corp
4.875% due 05/15/25	920,000	832,692
5.000% due 03/15/23	3,020,000	2,874,663
5.875% due 07/01/22	34,000	33,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	$1,030,000	$1,166,900
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,867,016
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,510,000	1,654,131
2.875% due 05/10/26	790,000	875,789
3.250% due 04/06/50	5,390,000	5,684,223
4.375% due 05/11/45	2,050,000	2,504,538
4.550% due 08/12/43	1,200,000	1,494,379
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	2,510,000	2,774,793
Sunoco Logistics Partners Operations LP 5.300% due 04/01/44	160,000	148,593
Targa Resources Partners LP
4.250% due 11/15/23	510,000	506,229
4.875% due 02/01/31 ~	890,000	863,567
5.375% due 02/01/27	180,000	181,428
5.500% due 03/01/30 ~	540,000	537,808
5.875% due 04/15/26	250,000	257,144
6.500% due 07/15/27	530,000	553,850
6.875% due 01/15/29	270,000	290,338
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	8,820,000	9,147,558
The Williams Cos Inc
3.750% due 06/15/27	2,810,000	3,083,881
7.500% due 01/15/31	6,475,000	8,523,854
7.750% due 06/15/31	100,000	131,567
Western Midstream Operating LP
2.116% (USD LIBOR + 1.850%) due 01/13/23 §	550,000	511,671
4.100% due 02/01/25	1,580,000	1,507,462
4.500% due 03/01/28	680,000	642,600
4.650% due 07/01/26	990,000	965,250
5.050% due 02/01/30	3,924,000	3,830,805
6.250% due 02/01/50	1,190,000	1,104,368
WPX Energy Inc
6.000% due 01/15/22	60,000	62,011
8.250% due 08/01/23	3,290,000	3,729,692

		260,047,874

Financial - 14.2%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,506,658
AerCap Ireland Capital DAC (Ireland)
3.150% due 02/15/24	2,180,000	2,163,369
4.500% due 05/15/21	1,010,000	1,029,358
5.000% due 10/01/21	875,000	902,157
Air Lease Corp 3.375% due 07/01/25	1,160,000	1,185,553
Ambac Assurance Corp 5.100% due 06/07/21 ~	111,048	152,414
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	408,324	408,834
American International Group Inc
2.500% due 06/30/25	4,990,000	5,341,071
3.750% due 07/10/25	2,610,000	2,926,956
Banco Santander SA (Spain)
1.386% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,004,852
2.746% due 05/28/25	5,200,000	5,472,691
3.848% due 04/12/23	3,200,000	3,419,420
Bank of America Corp
2.592% due 04/29/31	1,930,000	2,043,254
3.004% due 12/20/23	8,404,000	8,829,284
3.300% due 01/11/23	3,190,000	3,388,661
3.419% due 12/20/28	7,274,000	8,112,604

	Principal Amount	Value
3.500% due 04/19/26	$5,410,000	$6,070,347
3.550% due 03/05/24	3,370,000	3,591,645
3.593% due 07/21/28	1,290,000	1,446,614
3.974% due 02/07/30	3,230,000	3,759,228
4.000% due 04/01/24	2,280,000	2,528,460
4.083% due 03/20/51	5,320,000	6,609,896
4.125% due 01/22/24	11,745,000	13,016,925
4.200% due 08/26/24	4,930,000	5,494,324
4.250% due 10/22/26	310,000	359,244
4.330% due 03/15/50	3,330,000	4,264,785
4.450% due 03/03/26	660,000	758,340
5.000% due 01/21/44	370,000	512,140
6.100% due 03/17/25	130,000	141,610
Bank of Montreal (Canada)
1.850% due 05/01/25	3,210,000	3,351,081
3.803% due 12/15/32	550,000	613,151
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,290,000	1,311,602
Barclays PLC (United Kingdom)
4.972% due 05/16/29	6,976,000	8,157,405
5.088% due 06/20/30	3,010,000	3,394,392
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	4,466,422
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,334,296
3.375% due 01/09/25 ~	910,000	988,050
4.375% due 03/01/33 ~	970,000	1,079,282
4.400% due 08/14/28 ~	6,280,000	7,371,029
4.625% due 03/13/27 ~	1,110,000	1,262,541
4.705% due 01/10/25 ~	6,470,000	7,168,544
5.198% due 01/10/30 ~	3,120,000	3,849,434
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,536,163
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,807,117
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	951,350
3.350% due 05/03/26	440,000	498,862
CIT Group Inc
4.750% due 02/16/24	910,000	938,151
5.250% due 03/07/25	930,000	985,684
Citigroup Inc
1.678% due 05/15/24	1,910,000	1,958,265
3.106% due 04/08/26	1,310,000	1,411,453
3.500% due 05/15/23	2,380,000	2,539,465
3.980% due 03/20/30	6,000,000	6,922,824
4.075% due 04/23/29	5,400,000	6,216,205
4.400% due 06/10/25	4,900,000	5,516,298
4.412% due 03/31/31	2,270,000	2,727,922
4.450% due 09/29/27	5,200,000	6,030,629
4.650% due 07/30/45	3,761,000	4,922,938
4.650% due 07/23/48	2,210,000	2,909,273
4.750% due 05/18/46	440,000	554,856
5.300% due 05/06/44	240,000	320,466
5.500% due 09/13/25	4,580,000	5,422,399
5.950% due 01/30/23	1,820,000	1,874,709
5.950% due 05/15/25	5,750,000	6,034,824
6.300% due 05/15/24	2,520,000	2,641,451
6.625% due 06/15/32	480,000	672,177
6.675% due 09/13/43	580,000	893,260
8.125% due 07/15/39	200,000	349,076
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	250,000	253,520
4.375% due 08/04/25	6,300,000	7,143,585
4.625% due 12/01/23	5,190,000	5,776,252
5.250% due 08/04/45	870,000	1,186,348
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,536,142
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,726,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	$8,490,000	$8,780,033
2.593% due 09/11/25 ~	250,000	261,018
4.194% due 04/01/31 ~	5,450,000	6,302,898
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	513,038
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,400,000	3,431,559
3.001% due 09/20/22 ~	1,750,000	1,784,669
3.244% due 12/20/25 ~	800,000	852,625
5.000% due 01/12/22 ~	4,450,000	4,676,465
5.375% due 01/12/24 ~	4,050,000	4,561,043
GE Capital International Funding Co Unlimited Co 3.373% due 11/15/25	2,577,000	2,752,743
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 11/02/20 §	398,000	370,441
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	697,353
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,833,541
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	202,664
3.973% due 05/22/30	3,750,000	4,201,818
4.250% due 03/14/24	2,900,000	3,112,025
4.250% due 08/18/25	4,460,000	4,850,966
4.583% due 06/19/29	7,670,000	8,827,582
4.950% due 03/31/30	220,000	265,500
6.500% due 03/23/28	4,740,000	5,037,127
International Lease Finance Corp 5.875% due 08/15/22	910,000	974,041
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,160,612
3.375% due 01/12/23 ~	1,040,000	1,080,724
5.017% due 06/26/24 ~	10,470,000	11,010,860
5.710% due 01/15/26 ~	350,000	381,920
JPMorgan Chase & Co
1.514% due 06/01/24	5,070,000	5,181,703
2.083% due 04/22/26	3,000,000	3,138,086
2.522% due 04/22/31	1,660,000	1,771,411
3.109% due 04/22/51	460,000	489,673
3.875% due 09/10/24	4,840,000	5,358,398
4.023% due 12/05/24	4,730,000	5,205,570
4.203% due 07/23/29	3,010,000	3,566,742
4.250% due 10/15/20	3,230,000	3,234,610
4.250% due 10/01/27	870,000	1,013,796
4.452% due 12/05/29	7,410,000	8,919,009
4.950% due 06/01/45	5,380,000	7,269,038
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	445,553
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	2,081,185
4.375% due 03/22/28	1,960,000	2,273,974
Mastercard Inc 3.850% due 03/26/50	1,930,000	2,441,765
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,160,177
Morgan Stanley
2.188% due 04/28/26	4,770,000	5,000,743
2.699% due 01/22/31	7,020,000	7,510,034
3.622% due 04/01/31	5,440,000	6,226,583
3.737% due 04/24/24	2,230,000	2,401,172
3.772% due 01/24/29	200,000	228,043
4.431% due 01/23/30	170,000	203,631
National Securities Clearing Corp
1.200% due 04/23/23 ~	1,470,000	1,496,803
1.500% due 04/23/25 ~	1,000,000	1,031,529

	Principal Amount	Value
Natwest Group PLC (United Kingdom)
4.519% due 06/25/24	$200,000	$215,718
4.892% due 05/18/29	780,000	907,959
5.076% due 01/27/30	500,000	596,305
5.125% due 05/28/24	6,260,000	6,878,937
6.000% due 12/19/23	4,240,000	4,775,390
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,305,610
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	7,870,000	8,074,639
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,783,532
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	260,000	258,078
5.250% due 08/15/22 ~	1,500,000	1,506,628
5.500% due 02/15/24 ~	630,000	634,409
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	651,702
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,730,000	1,753,956
1.600% due 04/17/23	2,760,000	2,833,999
2.150% due 10/26/20	1,670,000	1,672,256
3.200% due 04/30/21	1,740,000	1,769,655
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	746,380
Santander UK PLC (United Kingdom) 5.000% due 11/07/23 ~	290,000	317,176
Standard Chartered PLC (United Kingdom) 1.778% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,308,195
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,352,049
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,866,954
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,243,692
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	197,167
The Bank of New York Mellon Corp 1.600% due 04/24/25	970,000	1,008,530
The Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,846,804
The Goldman Sachs Group Inc
3.200% due 02/23/23	1,780,000	1,885,297
3.500% due 04/01/25	2,050,000	2,265,130
3.500% due 11/16/26	2,430,000	2,688,294
3.625% due 02/20/24	3,000,000	3,262,165
3.814% due 04/23/29	9,000	10,257
3.850% due 07/08/24	1,690,000	1,858,136
4.223% due 05/01/29	1,060,000	1,236,187
4.250% due 10/21/25	4,270,000	4,856,688
4.750% due 10/21/45	5,020,000	6,611,326
5.150% due 05/22/45	3,100,000	4,046,352
5.250% due 07/27/21	2,570,000	2,670,836
5.750% due 01/24/22	400,000	427,110
5.950% due 01/15/27	1,733,000	2,135,898
6.250% due 02/01/41	6,880,000	10,297,307
6.750% due 10/01/37	2,145,000	3,110,783
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	3,390,000	3,411,688
1.150% due 06/12/25	1,720,000	1,749,546
3.250% due 06/11/21	2,100,000	2,143,626
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,320,000	2,362,837
UBS Group AG (Switzerland)
2.859% due 08/15/23 ~	580,000	602,578
3.491% due 05/23/23 ~	5,620,000	5,863,737
4.125% due 09/24/25 ~	2,340,000	2,670,864
4.253% due 03/23/28 ~	3,590,000	4,167,936
7.000% due 01/31/24 ~	9,870,000	10,543,085

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	$5,390,000	$5,721,467
US Bancorp 1.450% due 05/12/25	3,820,000	3,945,987
US Bank NA 3.150% due 04/26/21	2,220,000	2,251,264
USAA Capital Corp 1.500% due 05/01/23 ~	300,000	307,824
Visa Inc
3.150% due 12/14/25	3,940,000	4,412,385
4.300% due 12/14/45	3,020,000	4,022,731
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 11/02/20 §	6,220,000	6,226,096
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,550,314
Wells Fargo & Co
2.188% due 04/30/26	3,060,000	3,182,856
2.879% due 10/30/30	3,860,000	4,123,721
3.000% due 10/23/26	3,850,000	4,208,434
3.450% due 02/13/23	2,330,000	2,471,456
3.750% due 01/24/24	3,780,000	4,110,225
4.150% due 01/24/29	1,150,000	1,352,204
4.300% due 07/22/27	3,170,000	3,629,084
4.400% due 06/14/46	1,650,000	1,968,131
4.478% due 04/04/31	1,130,000	1,372,870
4.600% due 04/01/21	6,240,000	6,372,781
4.650% due 11/04/44	1,600,000	1,950,243
4.750% due 12/07/46	2,550,000	3,191,106
4.900% due 11/17/45	4,920,000	6,249,414
5.013% due 04/04/51	14,240,000	19,444,812
5.375% due 11/02/43	2,030,000	2,685,174
5.606% due 01/15/44	1,567,000	2,128,624

		616,881,137

Industrial - 2.8%

3M Co
2.375% due 08/26/29	1,550,000	1,678,822
3.050% due 04/15/30	340,000	389,392
3.700% due 04/15/50	3,900,000	4,688,680
Carrier Global Corp
1.923% due 02/15/23 ~	580,000	597,062
2.242% due 02/15/25 ~	1,440,000	1,502,509
2.493% due 02/15/27 ~	270,000	282,740
2.700% due 02/15/31 ~	800,000	835,073
2.722% due 02/15/30 ~	2,660,000	2,784,351
3.377% due 04/05/40 ~	950,000	995,012
3.577% due 04/05/50 ~	1,000,000	1,060,904
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	500,000	505,625
Deere & Co
3.100% due 04/15/30	370,000	424,140
3.750% due 04/15/50	1,750,000	2,182,575
Eaton Corp
2.750% due 11/02/22	3,849,000	4,035,997
4.150% due 11/02/42	590,000	728,013
General Dynamics Corp
3.250% due 04/01/25	630,000	697,801
3.500% due 05/15/25	240,000	269,229
4.250% due 04/01/40	100,000	126,024
4.250% due 04/01/50	680,000	891,734
General Electric Co
3.150% due 09/07/22	1,369,000	1,430,212
3.450% due 05/01/27	350,000	370,491
3.625% due 05/01/30	720,000	748,741
4.250% due 05/01/40	750,000	765,481
4.350% due 05/01/50	960,000	980,000
5.875% due 01/14/38	450,000	525,673
6.150% due 08/07/37	317,000	381,765
6.750% due 03/15/32	400,000	503,246
6.875% due 01/10/39	7,806,000	10,008,550

	Principal Amount	Value
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	$930,000	$941,044
Honeywell International Inc 1.350% due 06/01/25	1,200,000	1,237,978
L3Harris Technologies Inc
4.854% due 04/27/35	530,000	698,977
5.054% due 04/27/45	1,470,000	1,997,963
Lockheed Martin Corp
3.100% due 01/15/23	300,000	318,198
3.550% due 01/15/26	3,240,000	3,690,839
4.500% due 05/15/36	580,000	737,955
Northrop Grumman Corp
2.930% due 01/15/25	2,560,000	2,786,536
3.250% due 01/15/28	5,430,000	6,105,977
5.250% due 05/01/50	1,270,000	1,827,136
Otis Worldwide Corp
2.056% due 04/05/25	870,000	915,170
2.293% due 04/05/27	920,000	979,485
2.565% due 02/15/30	2,710,000	2,915,322
Raytheon Co 3.125% due 10/15/20	1,680,000	1,681,735
Raytheon Technologies Corp
2.250% due 07/01/30	1,600,000	1,684,725
3.150% due 12/15/24 ~	750,000	810,819
3.950% due 08/16/25	1,700,000	1,934,692
4.125% due 11/16/28	560,000	663,622
4.500% due 06/01/42	540,000	682,493
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,522,676
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	273,510
The Boeing Co
2.700% due 02/01/27	610,000	595,464
2.800% due 03/01/27	790,000	771,664
3.100% due 05/01/26	630,000	628,770
3.200% due 03/01/29	2,330,000	2,296,661
3.250% due 02/01/35	4,780,000	4,493,946
3.550% due 03/01/38	460,000	419,415
3.750% due 02/01/50	1,380,000	1,266,968
4.875% due 05/01/25	5,450,000	5,953,640
5.150% due 05/01/30	2,660,000	2,987,694
5.705% due 05/01/40	2,190,000	2,567,245
5.805% due 05/01/50	5,090,000	6,163,148
5.930% due 05/01/60	1,630,000	2,023,366
TransDigm Inc
6.250% due 03/15/26 ~	1,010,000	1,060,303
8.000% due 12/15/25 ~	440,000	478,940
Union Pacific Corp
2.150% due 02/05/27	1,430,000	1,523,769
2.400% due 02/05/30	2,070,000	2,233,013
3.750% due 07/15/25	1,210,000	1,379,028
3.750% due 02/05/70	1,950,000	2,205,328
3.839% due 03/20/60	365,000	425,110
3.950% due 09/10/28	1,810,000	2,138,018
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,916,569
4.150% due 07/15/49	590,000	754,258
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,228,808

		120,307,819

Technology - 2.0%

Apple Inc
1.125% due 05/11/25	4,140,000	4,242,340
2.000% due 11/13/20	2,040,000	2,044,289
2.450% due 08/04/26	3,590,000	3,914,241
Broadcom Inc
2.250% due 11/15/23	2,690,000	2,798,537
3.150% due 11/15/25	3,180,000	3,433,868
4.700% due 04/15/25	3,900,000	4,435,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Dell International LLC 4.420% due 06/15/21 ~	$1,361,000	$1,393,322
Intel Corp
3.700% due 07/29/25	890,000	1,012,851
4.600% due 03/25/40	750,000	1,000,984
4.750% due 03/25/50	6,790,000	9,357,783
4.950% due 03/25/60	1,430,000	2,093,951
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,527,232
Micron Technology Inc 2.497% due 04/24/23	1,560,000	1,621,247
Microsoft Corp
2.400% due 08/08/26	9,230,000	10,067,481
2.525% due 06/01/50	841,000	882,802
2.675% due 06/01/60	192,000	202,531
2.700% due 02/12/25	1,080,000	1,175,544
2.875% due 02/06/24	4,410,000	4,749,622
3.300% due 02/06/27	2,650,000	3,033,001
3.450% due 08/08/36	150,000	181,833
3.950% due 08/08/56	908,000	1,204,039
4.100% due 02/06/37	1,419,000	1,847,826
NVIDIA Corp
2.850% due 04/01/30	830,000	937,774
3.500% due 04/01/40	2,240,000	2,634,245
3.500% due 04/01/50	5,820,000	6,845,713
3.700% due 04/01/60	1,590,000	1,898,631
NXP BV (Netherlands) 2.700% due 05/01/25 ~	1,030,000	1,091,612
salesforce.com Inc
3.250% due 04/11/23	1,720,000	1,844,585
3.700% due 04/11/28	1,610,000	1,898,998
Texas Instruments Inc 1.750% due 05/04/30	1,040,000	1,075,213
TSMC Global Ltd (Taiwan)
0.750% due 09/28/25 ~	1,150,000	1,140,224
1.000% due 09/28/27 ~	1,510,000	1,484,966

		88,072,559

Utilities - 1.1%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	836,299
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	610,000	704,232
3.950% due 04/01/50	470,000	571,759
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,379,984
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,186,099
FirstEnergy Corp
3.900% due 07/15/27	6,750,000	7,428,587
4.250% due 03/15/23	4,980,000	5,290,619
4.850% due 07/15/47	900,000	1,083,711
7.375% due 11/15/31	14,350,000	20,130,831
Pacific Gas and Electric Co
1.750% due 06/16/22	2,610,000	2,613,162
2.100% due 08/01/27	810,000	788,393
2.500% due 02/01/31	1,010,000	964,692
3.300% due 08/01/40	210,000	192,754
3.500% due 08/01/50	490,000	444,171
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	3,206,652

		47,821,945

Total Corporate Bonds & Notes (Cost $1,699,694,688)		1,852,016,050

	Principal Amount	Value
SENIOR LOAN NOTES - 4.9%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 2.655% (USD LIBOR + 2.500%) due 09/04/27 §	$650,000	$650,135

Communications - 0.7%

Altice France SA Term B12 (France) 3.840% (USD LIBOR + 3.688%) due 01/31/26 §	2,203,711	2,125,894
Charter Communications Operating LLC
Term B1 1.900% (USD LIBOR + 1.750%) due 04/30/25 §	4,914,737	4,836,922
Term B2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	498,741	488,870
Diamond Sports Group LLC Term B 3.400% (USD LIBOR + 3.250%) due 08/24/26 § ±	135,317	105,547
Entercom Media Corp Term B2 2.645% (USD LIBOR + 2.500%) due 11/17/24 §	373,986	353,572
Go Daddy Operating Co LLC Term B2 1.897% (USD LIBOR + 1.750%) due 02/15/24 §	229,211	224,770
iHeartCommunications Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/01/26 §	810,346	770,639
Level 3 Financing Inc Term B 1.897% (USD LIBOR + 1.750%) due 03/01/27 §	2,320,816	2,250,776
Nexstar Broadcasting Inc Term B 2.905% (USD LIBOR + 2.750%) due 09/19/26 §	4,884,175	4,792,597
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	1,715,700	1,716,465
Terrier Media Buyer Inc Term B 4.397% (USD LIBOR + 4.250%) due 12/17/26 §	1,085,929	1,061,767
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	2,969,761	2,896,259
Virgin Media Bristol LLC
Term N 2.652% (USD LIBOR + 2.500%) due 01/31/28 §	4,871,848	4,743,962
Term Q due 01/31/29 µ	620,000	610,921
Ziggo Financing Partnership Term I (Netherlands) 2.652% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,252,620

		28,231,581

Consumer, Cyclical - 1.2%

Academy Ltd Term B 5.000% (USD LIBOR + 4.000%) due 07/02/22 §	1,527,649	1,497,860
Alterra Mountain Co Term B 2.897% (USD LIBOR + 2.750%) due 07/31/24 §	2,467,395	2,393,373
Aramark Services Inc
Term B3 1.897% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	839,467
Term B4 1.897% (USD LIBOR + 1.750%) due 01/15/27 §	776,100	747,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
BJ’s Wholesale Club Inc Term B 2.398% (USD LIBOR + 2.250%) due 02/03/24 §	$660,000	$649,688
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	4,181,381	3,929,917
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	615,545	592,539
Clarios Global LP Term B 3.647% (USD LIBOR + 3.500%) due 04/30/26 §	1,752,300	1,710,683
Delta 2 SARL Term B3 (Luxembourg) 3.500% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	156,056
Delta Air Lines Inc due 04/29/23 µ	3,850,350	3,849,911
Four Seasons Hotels Ltd Term B (Canada) due 11/30/23 µ	2,062,594	2,009,997
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,621,068	2,361,582
Hilton Worldwide Finance LLC Term B2 1.898% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,257,680
Michaels Stores Inc Term B
3.500% (USD LIBOR + 2.500%) due 01/28/23 §	989,370	988,628
4.250% (USD LIBOR + 3.500%) due 09/17/27 §	890,000	869,975
PCI Gaming Authority Term B 2.647% (USD LIBOR + 2.500%) due 05/31/26 §	1,897,062	1,849,161
Restaurant Brands Term B4 (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	5,772,118	5,559,271
Scientific Games International Inc Term B5 3.612% (USD LIBOR + 2.750%) due 08/14/24 §	4,425,807	4,186,260
SkyMiles IP Ltd
Term B due 10/20/27 µ	620,000	626,103
Stars Group Holdings BV Term B (Canada) 3.720% (USD LIBOR + 3.500%) due 07/10/25 §	122,001	122,179
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	5,377,921	5,070,035
UFC Holdings LLC Term B 4.250% (USD LIBOR + 3.250%) due 04/29/26 §	3,457,675	3,416,615
Wynn Resorts Ltd Term A 1.900% (USD LIBOR + 1.750%) due 09/20/24 §	5,510,000	5,234,500

		52,918,718

Consumer, Non-Cyclical - 1.8%

Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	4,254,340	4,216,119
athenahealth Inc 4.750% (USD LIBOR + 4.500%) due 02/11/26 §	5,045,081	4,988,324
Bausch Health Cos Inc
Term B 2.901% (USD LIBOR + 2.750%) due 11/27/25 §	750,000	734,531
3.151% (USD LIBOR + 3.000%) due 06/01/25 §	2,437,997	2,394,316

	Principal Amount	Value
BrightView Landscapes LLC Term B 2.688% (USD LIBOR + 2.500%) due 08/15/25 §	$1,691,075	$1,680,506
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	5,065,958	4,973,743
Elanco Animal Health Inc Term B 1.905% (USD LIBOR + 1.750%) due 08/01/27 §	2,802,866	2,730,041
EyeCare Partners LLC 3.897% (USD LIBOR + 3.750%) due 02/20/27 §	782,554	740,296
Froneri International ltd Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	1,725,675	1,666,086
Garda World Security Corp Term B (Canada) 4.900% (USD LIBOR + 4.750%) due 10/30/26 §	1,071,822	1,067,133
Global Medical Response Inc
Term B 4.250% (USD LIBOR + 3.250%) due 04/28/22 §	2,178,120	2,173,354
Term B1 5.750% (USD LIBOR + 4.750%) due 04/28/22 §	990,000	969,787
Grifols Worldwide Operations USA Inc Term B (Spain) 2.100% (USD LIBOR + 2.000%) due 11/15/27 §	5,054,319	4,961,127
HCA Inc Term B12 1.897% (USD LIBOR + 1.750%) due 03/13/25 §	957,329	955,107
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	2,894,137	2,887,888
Legacy LifePoint Health LLC Term B 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	4,888,132	4,758,801
Milano Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	3,080,000	3,054,975
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	5,723,485	5,639,167
Option Care Health Inc 4.647% (USD LIBOR + 4.500%) due 08/06/26 §	2,114,025	2,099,931
Phoenix Guarantor Inc Term B 3.401% (USD LIBOR + 3.250%) due 03/05/26 §	3,173,586	3,104,824
Prime Security Services Borrower LLC Term B 4.250% (USD LIBOR + 3.250%) due 09/23/26 §	5,339,127	5,297,653
Reynolds Consumer Products LLC Term B due 02/04/27 µ	2,677,240	2,646,074
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/13/26 §	5,651,600	5,637,471
Trans Union LLC Term B5 1.897% (USD LIBOR + 1.750%) due 11/13/26 §	3,903,724	3,818,678
US Foods Inc
Term B 1.897% - 2.147% (USD LIBOR + 1.750% - 2.000%) due 06/27/23 - 09/13/26 §	3,106,626	2,990,300

		76,186,232

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Diversified - 0.1%

First Eagle Holdings Inc Term B 2.720% (USD LIBOR + 2.500%) due 02/02/27 §	$2,333,012	$2,284,019

Financial - 0.5%

AmWINS Group Inc Term B 3.750% (USD LIBOR + 2.750%) due 01/25/24 §	109,714	109,006
Asurion LLC
Term B4 3.147% (USD LIBOR + 3.000%) due 08/04/22 §	3,703,319	3,663,508
Term B6 3.147% (USD LIBOR + 3.000%) due 11/03/23 §	1,490,791	1,470,693
Term B7 3.147% (USD LIBOR + 3.000%) due 11/03/24 §	1,996,705	1,966,397
Citadel Securities LP Term B 2.897% (USD LIBOR + 2.750%) due 02/27/26 §	1,124,336	1,119,417
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,860,325	3,846,250
Edelman Financial Center LLC Term B 3.145% (USD LIBOR + 3.250%) due 07/19/25 §	1,650,600	1,596,543
FinCo I LLC Term B 2.645% (USD LIBOR + 2.000%) due 06/27/25 §	1,650,075	1,644,712
Focus Financial Partners LLC Term B3 2.147% (USD LIBOR + 2.000%) due 07/03/24 §	1,060,866	1,035,339
Jane Street Group LLC Term B 3.147% (USD LIBOR + 3.000%) due 01/07/25 §	2,190,985	2,179,346
Realogy Group LLC Term B 3.000% (USD LIBOR + 2.250%) due 02/08/25 §	249,359	239,774
VFH Parent LLC 3.151% (USD LIBOR + 3.000%) due 03/01/26 §	1,107,665	1,101,434
VICI Properties 1 LLC Term B 1.906% (USD LIBOR + 1.750%) due 12/22/24 §	2,470,000	2,393,430

		22,365,849

Industrial - 0.3%

APi Group DE Inc Term B 2.647% (USD LIBOR + 2.500%) due 10/01/26 §	2,233,125	2,191,254
Atlantic Aviation FBO Inc Term B 3.900% (USD LIBOR + 3.750%) due 12/06/25 §	491,250	480,197
Berry Global Inc Term W due 10/01/22 µ	2,660,000	2,643,928
Brookfield WEC Holdings Inc Term B 3.750% (USD LIBOR + 3.000%) due 08/01/25 §	66,995	65,463
Genesee & Wyoming Inc 2.220% (USD LIBOR + 2.000%) due 12/30/26 §	4,019,800	3,962,265
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	453,132	451,793

	Principal Amount	Value
The Boeing Co 1.520% (USD LIBOR + 1.250%) due 02/06/22 §	$4,520,000	$4,412,650

		14,207,550

Technology - 0.3%

DCert Buyer Inc 4.147% (USD LIBOR + 4.000%) due 10/16/26 §	4,686,450	4,636,071
Dell International LLC Term B1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	3,692,133	3,680,950
MA Finance Co LLC Term B3 2.647% (USD LIBOR + 2.500%) due 06/21/24 §	69,183	66,346
McAfee LLC Term B 3.896% (USD LIBOR + 3.750%) due 09/29/24 §	5,273,681	5,241,544
Seattle Spinco Inc Term B 2.647% (USD LIBOR + 2.500%) due 06/21/24 §	467,209	448,082
Western Digital Corp Term B4 1.906% (USD LIBOR + 1.750%) due 04/29/23 §	1,027,797	1,022,015

		15,095,008

Total Senior Loan Notes (Cost $215,928,986)		211,939,092

MORTGAGE-BACKED SECURITIES - 30.3%

Collateralized Mortgage Obligations - Commercial - 3.9%

Bank 2019-BN17 (IO) 1.187% due 04/15/52 §	36,848,810	2,701,526
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	8,959,198
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	12,589,680
4.510% due 05/15/53 §	9,930,000	12,179,280
BHMS 1.402% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	6,740,251
BX Commercial Mortgage Trust 3.152% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,490,522
CD Mortgage Trust (IO) 1.453% due 05/10/50 §	31,612,923	1,936,092
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	550,959
4.762% due 10/10/46 §	450,000	454,044
4.992% due 08/15/45 § ~	2,390,000	1,626,965
5.241% due 10/10/46 §	220,000	215,963
Commercial Mortgage Trust (IO) 2.008% due 10/15/45 §	24,919,651	696,671
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	3,165,011	1,409,422
6.636% due 06/15/38 §	201,218	100,227
Credit Suisse Mortgage Capital Certificates 2.802% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,698,665
Credit Suisse Mortgage Trust
5.502% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	4,999,574
3.953% due 09/15/37 ~	6,800,000	6,966,113
4.373% due 09/15/37 ~	1,700,000	1,184,839
4.764% due 12/15/21	18,930,000	17,593,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Fannie Mae
2.232% due 02/25/27	$6,809,141	$7,307,090
2.560% due 09/25/29	2,689,221	2,983,874
2.700% due 11/25/40	500,000	582,718
2.720% due 10/25/31 §	399,919	433,776
3.228% due 04/25/28 §	99,977	112,533
Fannie Mae (IO) 0.705% due 06/25/29 §	9,960,850	430,946
Fannie Mae - Aces
2.500% due 10/25/37	485,944	518,240
3.061% due 05/25/27 §	600,000	679,657
Fannie Mae - Aces (IO) 0.476% due 07/25/22 §	12,554,571	62,312
Freddie Mac (IO) 1.666% due 08/27/28 §	4,000,000	439,665
Freddie Mac Multifamily Structured Pass-Through Certificates 3.505% due 03/25/29	1,910,000	2,266,611
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.751% due 10/25/26 §	13,984,295	473,072
0.852% due 04/25/29 §	9,986,427	544,116
0.949% due 10/25/29 §	2,396,800	158,505
1.006% due 09/25/29 §	5,172,141	357,201
1.016% due 06/25/29 §	7,268,449	489,773
1.082% due 06/25/29 §	6,486,918	465,494
1.102% due 05/25/26 §	6,162,150	296,311
1.204% due 06/25/27 §	1,577,650	93,122
1.283% due 06/25/29 §	4,850,000	416,339
1.437% due 07/25/26 §	10,296,759	653,151
1.638% due 10/25/21 §	1,159,635	13,471
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	53,305,921	138,148
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	3,941	3,836
Government National Mortgage Association 2.695% due 11/16/47 §	2,093,642	2,219,188
Government National Mortgage Association (IO)
0.189% due 10/16/48 §	16,841,037	206,789
0.393% due 01/16/53 §	58,292,088	1,170,802
0.468% due 11/16/47 §	30,386,693	683,257
0.533% due 11/16/55 §	22,754,686	748,534
0.567% due 12/16/59 §	7,221,299	364,169
0.645% due 08/16/58 §	3,621,424	182,745
0.661% due 04/16/57 §	4,355,691	217,227
0.675% due 05/16/60 §	5,111,557	311,470
0.729% due 02/16/59 §	4,602,113	266,977
0.742% due 07/16/58 §	3,301,129	178,054
GS Mortgage Securities Corp II 1.452% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	6,905,637
GS Mortgage Securities Trust
3.777% due 05/10/50 §	3,880,000	4,247,762
4.169% due 05/10/50 §	550,000	579,671
5.161% due 11/10/46 §	1,070,000	1,131,552
5.622% due 11/10/39	1,117,105	773,018
JP Morgan Chase Commercial Mortgage Securities Trust
6.068% due 02/12/49 §	320,485	169,184
6.711% due 02/15/51 §	19,638	18,470
JPMBB Commercial Mortgage Securities Trust
4.773% due 08/15/48 §	2,470,000	2,725,943
5.055% due 01/15/47 §	510,000	546,034
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	734,606	431,407
5.450% due 08/12/48 § ~	92,753	54,470
6.072% due 09/12/49 §	536,081	205,046
Morgan Stanley Capital I Trust 5.438% due 03/15/44	19,832	19,824
Rosslyn Portfolio Trust 1.939% (USD LIBOR + 0.950%) due 06/15/33 § ~	2,977,541	2,935,396
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	14,989,746

	Principal Amount	Value
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	$2,055,222	$2,028,874
WFRBS Commercial Mortgage Trust
4.106% due 06/15/46 § ~	1,120,000	878,064
4.204% due 11/15/47 §	3,830,000	3,689,936
4.723% due 03/15/47 §	340,000	364,246
WFRBS Commercial Mortgage Trust (IO)
1.190% due 03/15/47 §	9,222,505	226,695
1.470% due 06/15/45 § ~	2,565,693	37,291

		169,520,985

Collateralized Mortgage Obligations - Residential - 7.1%

Adjustable Rate Mortgage Trust
0.648% (USD LIBOR + 0.500%) due 03/25/36 §	411,796	210,309
3.411% due 10/25/35 §	2,402,775	2,206,252
Alternative Loan Trust
6.000% due 03/25/27	36,819	37,513
6.000% due 05/25/36	2,899,676	2,037,874
6.500% due 09/25/36	1,487,303	1,249,054
16.614% (16.940% - USD LIBOR) due 06/25/35 §	3,264,645	3,925,783
28.008% (28.600% - USD LIBOR) due 07/25/36 §	988,859	1,702,306
BCAP LLC Trust 0.572% due 03/28/37 § ~	4,372,505	4,329,632
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.355% (USD LIBOR + 0.180%) due 08/25/47 § ~	275,964	240,296
Citigroup Mortgage Loan Trust
3.969% due 04/25/37 §	465,117	442,921
6.500% due 10/25/36 ~	1,640,164	1,322,806
Connecticut Avenue Securities Trust 2.248% (USD LIBOR + 2.100%) due 10/25/39 § ~	9,121,476	9,100,248
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	982,174	848,203
5.750% due 02/25/37	4,068,087	3,133,549
Credit Suisse Mortgage Trust
3.500% due 02/25/48 § ~	21,968,544	22,911,280
3.532% due 01/27/36 § ~	12,450,685	11,950,966
Fannie Mae
0.498% (USD LIBOR + 0.350%) due 05/25/34 §	316,607	317,389
2.000% due 07/25/50	1,507,513	1,515,377
4.000% due 04/25/40 - 07/25/40	15,491,149	16,167,132
5.500% due 04/25/42	2,436,375	2,820,652
6.000% due 05/25/42	820,180	966,619
6.500% due 06/25/39 - 07/25/42	1,815,482	2,199,054
7.000% due 05/25/42	341,044	422,208
Fannie Mae (IO)
0.243% due 12/25/36 §	1,201,422	91,688
2.500% due 08/25/50	2,487,553	340,078
2.572% due 08/25/55 §	869,788	41,090
2.601% due 10/25/35 §	252,120	14,027
2.872% due 03/25/36	190,154	12,556
2.874% due 08/25/44 §	2,339,902	154,728
3.000% due 11/25/26 - 09/25/32	5,724,539	317,197
3.458% due 07/25/36 §	302,352	27,363
3.500% due 07/25/28 - 11/25/41	2,425,014	203,046
4.000% due 11/25/41	2,303,059	314,022
4.500% due 11/25/39	279,435	42,346
5.000% due 01/25/38 - 01/25/39	696,089	110,560
5.000% due 01/25/39 §	187,679	25,169
5.500% due 01/25/39 §	173,107	24,689
6.000% due 01/25/38 - 07/25/38	724,151	134,650
6.002% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	8,314,468	1,620,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
6.332% (6.480% - USD LIBOR) due 04/25/40 §	$467,044	$104,559
6.452% (6.600% - USD LIBOR) due 07/25/42 §	351,712	78,919
6.502% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,360,308	238,556
Fannie Mae (PO)
0.208% due 03/25/42	96,104	91,915
0.211% due 03/25/42	57,662	55,105
Fannie Mae Connecticut Avenue Securities
5.148% (USD LIBOR + 5.000%) due 11/25/24 §	2,530,169	2,595,106
5.398% (USD LIBOR + 5.250%) due 10/25/23 §	1,737,256	1,699,452
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	3,636,715	3,699,538
Freddie Mac
1.152% (USD LIBOR + 1.000%) due 02/15/32 §	50,420	51,485
3.000% due 08/15/48	1,403,009	1,462,915
3.500% due 10/15/37	2,700,000	2,849,120
3.898% (USD LIBOR + 3.750%) due 08/25/50 § ~	4,350,000	4,430,587
4.000% due 12/15/39	3,936,335	4,108,423
5.000% due 02/15/30 - 03/15/35	7,872,992	8,974,799
6.000% due 05/15/36	1,548,133	1,850,689
Freddie Mac (IO)
0.250% due 01/15/38 §	79,086	551
2.500% due 09/25/50	6,184,637	824,167
2.865% due 04/15/41 §	1,158,627	73,701
3.000% due 12/15/31	694,957	44,871
3.500% due 06/15/27 - 04/15/43	2,828,596	199,945
4.000% due 04/15/43	438,483	22,872
5.798% (5.950% - USD LIBOR) due 10/15/41 §	1,161,713	207,233
5.848% (6.000% - USD LIBOR) due 05/15/44 §	5,063,770	1,043,612
5.878% (6.030% - USD LIBOR) due 09/15/37 §	1,053,201	237,803
5.898% (6.050% - USD LIBOR) due 08/15/39 §	970,881	208,092
6.048% (6.200% - USD LIBOR) due 05/15/39 §	526,168	26,000
6.078% (6.230% - USD LIBOR) due 01/15/40 §	191,025	46,126
6.098% (6.250% - USD LIBOR) due 09/15/42 §	780,673	120,682
6.138% (6.290% - USD LIBOR) due 11/15/36 §	375,891	88,953
Freddie Mac Structured Agency Credit Risk Debt Notes
3.398% (USD LIBOR + 3.250%) due 07/25/29 §	12,299,568	12,649,622
4.648% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	3,124,892
5.098% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,464,995
9.498% (USD LIBOR + 9.350%) due 04/25/28 §	2,842,182	3,328,984
Government National Mortgage Association
0.455% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	5,718,813	5,702,651
0.505% (USD LIBOR + 0.350%) due 08/20/58 §	10,777,642	10,765,392
0.556% (USD LIBOR + 0.400%) due 08/20/70 §	294,679	294,723
0.606% (USD LIBOR + 0.450%) due 07/20/70 §	16,293,855	16,321,106
0.655% (USD LIBOR + 0.500%) due 03/20/61 §	1,493,651	1,496,882
0.656% (USD LIBOR + 0.500%) due 07/20/70 §	1,095,211	1,100,114

	Principal Amount	Value
1.170% (USD LIBOR + 1.000%) due 05/20/60 §	$340,235	$344,916
1.306% (USD LIBOR + 1.150%) due 05/20/70 §	3,296,747	3,461,215
2.750% due 03/20/48	1,253,029	1,321,643
3.000% due 07/20/49 - 10/20/49	7,985,301	8,352,809
4.500% due 10/20/39	3,139,825	3,291,931
5.000% due 07/20/39	1,535,802	1,613,874
Government National Mortgage Association (IO)
2.440% due 11/20/42 §	220,718	8,487
2.500% due 08/20/50	4,192,101	580,513
3.500% due 04/20/27 - 04/20/50	6,271,565	846,238
4.000% due 04/16/45	1,127,996	164,060
5.000% due 10/20/44	5,749,909	1,014,972
5.444% (5.600% - USD LIBOR) due 08/20/44 §	1,316,421	259,806
5.948% (6.100% - USD LIBOR) due 08/16/42 §	777,777	168,853
5.998% (6.150% - USD LIBOR) due 06/16/43 §	1,225,421	156,392
6.048% (6.200% - USD LIBOR) due 10/16/42 §	1,041,150	244,852
6.324% (6.480% - USD LIBOR) due 04/20/40 §	115,813	24,219
6.344% (6.500% - USD LIBOR) due 03/20/39 §	8,532	27
6.394% (6.550% - USD LIBOR) due 06/20/40 §	1,999,999	521,290
6.448% (6.600% - USD LIBOR) due 04/16/42 §	1,921,222	545,671
6.494% (6.650% - USD LIBOR) due 01/20/40 §	113,721	9,893
GSMSC Resecuritization Trust 0.785% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,065,384
Impac CMB Trust 0.668% (USD LIBOR + 0.520%) due 11/25/35 §	1,921,515	1,737,437
IndyMac INDX Mortgage Loan Trust 0.408% (USD LIBOR + 0.260%) due 06/25/35 §	1,293,064	1,158,929
JP Morgan Mortgage Trust
2.990% due 08/25/35 §	519,683	514,298
3.500% due 09/25/48 § ~	3,831,773	3,948,063
3.500% due 10/25/48 § ~	7,917,750	8,153,149
Lehman Mortgage Trust
0.898% (USD LIBOR + 0.750%) due 12/25/35 §	3,771,630	2,364,786
6.000% due 05/25/37	771,024	781,318
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,188,416	1,042,298
Merrill Lynch Mortgage Investors Trust 3.506% due 06/25/35 §	852,127	846,802
Morgan Stanley Mortgage Loan Trust
3.243% due 07/25/35 §	861,664	793,005
3.249% due 07/25/34 §	164,503	162,825
Morgan Stanley Resecuritization Trust
1.881% (US FED + 0.710%) due 12/27/46 § ~	25,693,462	21,253,658
1.941% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,316,341
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,522,909	1,529,778
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	4,073,651	4,482,300
4.250% due 12/25/57 § ~	7,450,454	8,063,581
Nomura Resecuritization Trust 2.171% (US FED + 1.000%) due 08/26/46 § ~	5,526,381	4,360,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
PMT Credit Risk Transfer Trust 2.896% (USD LIBOR + 2.750%) due 05/27/23 § ~	$8,416,286	$7,965,515
RAAC Trust 6.000% due 09/25/34	13,412	13,396
Residential Asset Securitization Trust
0.648% (USD LIBOR + 0.500%) due 07/25/36 §	414,478	331,588
6.000% due 08/25/36	919,576	790,327
Structured Adjustable Rate Mortgage Loan Trust
3.565% due 05/25/36 §	1,610,621	1,331,286
3.725% due 08/25/36 §	3,906,584	3,129,751
WaMu Mortgage Pass-Through Certificates Trust
2.790% due 09/25/33 §	105,777	104,174
2.925% due 10/25/36 §	795,884	756,278
3.306% due 07/25/37 §	2,267,378	2,200,930
Washington Mutual Mortgage Pass-Through Certificates Trust
1.719% (US FED + 0.700%) due 01/25/47 §	4,384,446	3,745,819
6.000% due 07/25/36	496,966	436,265

		309,528,002

Fannie Mae - 11.9%

due 10/01/35 #	44,600,000	46,153,227
due 10/01/50 #	65,900,000	68,129,274
1.850% due 04/01/32	500,000	529,188
1.950% due 04/01/32	400,000	423,400
2.140% due 04/01/30	100,000	108,034
2.240% due 10/01/31	600,000	652,313
2.260% due 04/01/30	595,150	647,369
2.320% due 02/01/32	600,000	651,462
2.500% due 06/01/28	1,522,248	1,600,300
2.810% due 04/01/25	130,000	141,124
3.000% due 12/01/36 - 09/01/50	86,116,347	92,147,857
3.040% due 06/01/29	1,000,000	1,149,417
3.160% due 05/01/29	1,022,550	1,177,189
3.500% due 09/01/42 - 03/01/57	123,217,865	133,166,341
4.000% due 10/01/42 - 06/01/57	51,173,213	56,363,214
4.500% due 04/01/23 - 09/01/57	69,879,859	77,327,925
5.000% due 07/01/33 - 03/01/50	25,575,333	28,471,433
5.500% due 04/01/37 - 11/01/38	1,055,353	1,216,752
6.000% due 04/01/33 - 07/01/41	1,389,392	1,673,893
6.500% due 05/01/40	1,523,511	1,768,166
7.000% due 02/01/39	733,891	849,647

		514,347,525

Freddie Mac - 3.6%

2.000% due 10/01/32	220,301	228,887
2.446% due 03/01/47 (UST + 1.284%) §	1,696,289	1,755,059
3.000% due 09/01/32 - 07/01/50	44,071,292	47,166,426
3.500% due 10/01/42 - 05/01/50	15,333,318	16,565,941
4.000% due 10/01/42 - 03/01/50	42,199,136	45,789,074
4.500% due 07/01/23 - 04/01/50	21,632,059	23,989,488
5.000% due 12/01/35 - 03/01/50	14,761,388	16,422,587
5.500% due 08/01/37 - 12/01/38	1,056,405	1,228,886
6.000% due 10/01/36 - 11/01/39	2,835,516	3,349,531
6.500% due 09/01/39	494,315	570,162
7.000% due 03/01/39	228,742	268,218

		157,334,259

Government National Mortgage Association - 3.8%

due 10/01/50 #	27,500,000	28,729,766
0.799% (USD LIBOR + 0.621%) due 08/20/60 §	583,439	591,368
3.000% due 09/15/42 - 10/01/50	17,672,203	18,560,368
3.500% due 06/20/44 - 02/20/50	9,581,791	10,313,162
4.000% due 02/20/33 - 04/20/50	51,929,846	55,846,896
4.500% due 01/20/40 - 01/20/49	28,926,691	31,449,879
5.000% due 01/15/40 - 01/20/49	12,237,533	13,685,868

	Principal Amount	Value
5.500% due 06/15/36	$283,083	$330,211
6.000% due 06/20/35 - 03/20/42	3,693,618	4,247,727
6.500% due 10/20/37	454,712	527,783

		164,283,028

Total Mortgage-Backed Securities (Cost $1,281,559,999)		1,315,013,799

ASSET-BACKED SECURITIES - 2.6%

Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,500,000	2,330,308
Asset-Backed Pass-Through Certificates 0.838% (USD LIBOR + 0.690%) due 04/25/34 §	182,005	181,641
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	7,250,000	7,673,242
Citigroup Mortgage Loan Trust 0.218% (USD LIBOR + 0.070%) due 05/25/37 §	195,132	155,714
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,038,941	9,140,191
Credit Suisse European Mortgage Capital Ltd (Ireland) 3.168% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,225,650	4,188,542
Credit Suisse Mortgage Trust 3.063% due 07/25/57 § ~	9,880,000	9,906,854
Credit-Based Asset Servicing & Securitization LLC 0.928% (USD LIBOR + 0.780%) due 07/25/33 §	723,305	702,855
Fannie Mae Grantor Trust 2.898% due 06/25/27	897,214	995,846
Ford Credit Floorplan Master 4.060% due 11/15/30	5,020,000	5,747,108
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	547,729
Hertz Vehicle Financing II LP 5.330% due 09/25/21 ~	10,344,000	10,001,375
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	9,538,064	9,642,592
Magnolia Finance X Ltd (Ireland) 3.980% due 08/13/24 ±	4,415,176	4,282,782
Navient Private Education Refi Loan Trust 3.130% due 02/15/68 ~	10,870,000	11,231,272
Origen Manufactured Housing Contract Trust
2.408% due 10/15/37 §	5,150,337	4,948,526
3.010% due 04/15/37 §	3,607,058	3,421,338
RAMP Trust 0.418% (USD LIBOR + 0.270%) due 10/25/36 §	1,937,172	1,919,875
RASC Trust 0.368% (USD LIBOR + 0.220%) due 01/25/37 §	6,360,000	5,917,028
SBA Small Business Investment Cos 3.548% due 09/10/28	992,221	1,065,947
SLM Student Loan Trust 1.000% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,669,037	2,489,584

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	894,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	$4,279,090	$4,413,155
3.600% due 02/25/48 ~	7,320,000	7,661,899
Structured Asset Investment Loan Trust 1.148% (USD LIBOR + 1.000%) due 10/25/33 §	954,565	952,191
United States Small Business Administration
2.690% due 07/01/44	1,582,721	1,733,229
2.980% due 04/01/39	1,725,992	1,839,029

Total Asset-Backed Securities (Cost $116,025,397)		113,984,048

U.S. GOVERNMENT AGENCY ISSUE - 0.6%

Fannie Mae 6.625% due 11/15/30	15,850,000	24,356,364

Total U.S. Government Agency Issue (Cost $20,174,311)		24,356,364

U.S. TREASURY OBLIGATIONS - 12.7%

U.S. Treasury Bonds - 3.5%

1.250% due 05/15/50	87,930,000	83,348,022
1.375% due 08/15/50	42,810,000	41,893,598
2.000% due 02/15/50	18,130,000	20,510,979
3.625% due 02/15/44	4,510,000	6,591,471

		152,344,070

U.S. Treasury Inflation Protected Securities - 3.7%

0.750% due 02/15/42 ^	7,658,420	9,630,818
0.750% due 02/15/45 ^	4,532,494	5,767,500
1.000% due 02/15/46 ^	9,446,371	12,736,266
1.000% due 02/15/48 ^	12,438,275	17,142,963
1.000% due 02/15/49 ^ ‡	40,376,990	56,292,197
1.375% due 02/15/44 ^ ‡	18,774,080	26,685,473
2.125% due 02/15/40 ^	13,052,427	19,994,274
2.125% due 02/15/41 ^	6,813,850	10,581,637

		158,831,128

U.S. Treasury Notes - 5.5%

0.125% due 07/15/23	190,000	189,837
0.250% due 06/30/25	71,440,000	71,400,931
0.250% due 08/31/25	290,000	289,739
0.375% due 04/30/25	270,000	271,593
0.375% due 07/31/27	21,480,000	21,365,887
0.375% due 09/30/27	31,770,000	31,559,027
0.500% due 04/30/27	15,270,000	15,339,789
0.500% due 06/30/27	59,270,000	59,483,002
0.500% due 08/31/27	5,900,000	5,914,750
0.625% due 05/15/30	5,950,000	5,929,547
0.625% due 08/15/30	25,900,000	25,752,289

		237,496,391

Total U.S. Treasury Obligations (Cost $519,564,982)		548,671,589

FOREIGN GOVERNMENT BONDS & NOTES - 7.5%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,782,261
3.125% due 09/30/49 ~	9,970,000	10,699,814
Argentina Treasury Bond BONCER (Argentina) 1.000% due 08/05/21 ^ Ω	ARS 69,271,321	116,791
Argentine Bonos del Tesoro (Argentina)
16.000% due 10/17/23 Ω	20,030,000	18,193
18.200% due 10/03/21 Ω	61,330,000	79,258

	Principal Amount	Value
Argentine Republic Government (Argentina)
0.125% due 07/09/30 * Ω	ARS 5,494,820	$2,305,077
0.125% due 07/09/35 * Ω	2,585,277	977,261
0.125% due 07/09/41 * Ω	9,140,000	3,651,430
1.000% due 07/09/29 * Ω	522,501	239,311
Brazil Notas do Tesouro Nacional Serie F (Brazil)
10.000% due 01/01/21	BRL 36,911,000	6,699,787
10.000% due 01/01/23	51,120,000	10,129,905
10.000% due 01/01/27	9,809,000	1,993,780
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	681,450
4.625% due 01/13/28	2,620,000	2,843,185
5.000% due 01/27/45	4,870,000	4,910,445
5.625% due 01/07/41	3,690,000	3,994,425
5.625% due 02/21/47	7,120,000	7,755,780
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	16,542,851
3.380% due 11/21/24 ~	17,000,000	2,565,900
3.390% due 05/21/25 ~	20,500,000	3,100,028
Colombia Government (Colombia) 5.625% due 02/26/44	$2,880,000	3,578,400
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,317,410
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	580,685
3.750% due 04/25/22 ~	1,490,000	1,553,891
3.850% due 07/18/27 ~	1,190,000	1,341,275
4.350% due 01/11/48	2,260,000	2,615,899
4.750% due 02/11/29	5,300,000	6,298,740
4.750% due 07/18/47 ~	400,000	488,747
4.875% due 05/05/21 ~	2,930,000	3,005,916
5.125% due 01/15/45 ~	2,540,000	3,205,209
5.250% due 01/08/47 ~	1,590,000	2,066,370
5.375% due 10/17/23 ~	400,000	451,809
5.875% due 01/15/24 ~	973,000	1,122,245
Israel Government International (Israel)
2.750% due 07/03/30	1,680,000	1,862,364
3.875% due 07/03/50	920,000	1,108,600
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,909,771,512	18,055,594
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$990,000	1,009,424
7.250% due 02/28/28 ~	1,210,000	1,195,752
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,980,075
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	8,689,794
7.750% due 11/13/42	327,687,500	16,059,748
8.000% due 11/07/47	907,490,000	45,392,763
8.500% due 05/31/29	229,220,000	12,267,673
10.000% due 12/05/24	109,240,000	5,876,278
Mexico Government (Mexico)
4.600% due 02/10/48	$1,120,000	1,193,702
5.750% due 10/12/10	1,450,000	1,678,092
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,375,891
7.143% due 02/23/30 ~	1,110,000	1,057,530
Panama Government (Panama)
2.252% due 09/29/32	1,880,000	1,903,500
4.500% due 04/01/56	1,930,000	2,422,150
Peruvian Government (Peru)
2.783% due 01/23/31	2,650,000	2,874,614
5.625% due 11/18/50	2,350,000	3,752,468
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	818,850
7.875% due 06/15/27 ~	1,770,000	699,150
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,490,295
4.400% due 04/16/50 ~	790,000	1,019,112
4.817% due 03/14/49 ~	6,660,000	8,989,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Republic of Poland Government (Poland) 4.000% due 01/22/24	$4,710,000	$5,253,087
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	14,013,160
7.000% due 01/25/23	198,150,000	2,673,960
7.000% due 08/16/23	234,570,000	3,188,486
7.050% due 01/19/28	461,663,000	6,326,153
7.250% due 05/10/34	41,210,000	573,037
7.650% due 04/10/30	1,343,710,000	19,134,963
7.700% due 03/16/39	690,870,000	10,131,219
8.150% due 02/03/27	458,179,000	6,657,608

Total Foreign Government Bonds & Notes (Cost $348,766,816)		326,437,788

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $34,715,298; collateralized by U.S. Treasury Notes: 2.125% due 03/31/24 and value $35,409,637)	$34,715,298	34,715,298

Total Short-Term Investment (Cost $34,715,298)		34,715,298

TOTAL INVESTMENTS - 102.1% (Cost $4,236,430,477)		4,427,134,028

DERIVATIVES - (0.2%)		(10,186,361)

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(81,420,082)

NET ASSETS - 100.0%		$4,335,527,585

Notes to Schedule of Investments

(a)

An investment with a value of $7,387,321 or less than 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
EyeCare Partners LLC	$178,686	$173,604	($5,082)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/20	995	$72,097,812	$71,271,850	($825,962)
CAD FX	12/20	987	74,764,599	74,153,310	(611,289)
CHF FX	12/20	51	6,959,791	6,934,087	(25,704)
Euro FX	12/20	417	61,554,656	61,171,294	(383,362)
Euro-Bobl	12/20	53	8,402,002	8,399,442	(2,560)
Euro-BTP	12/20	1,006	170,497,714	174,068,319	3,570,605
Euro-OAT	12/20	159	30,959,921	31,421,009	461,088
Eurodollar	12/20	1,172	288,613,328	292,282,150	3,668,822
GBP FX	12/20	453	36,955,162	36,534,450	(420,712)
JPY FX	12/20	164	19,566,047	19,449,375	(116,672)
MXN FX	12/20	741	16,817,372	16,616,925	(200,447)
RUB FX	12/20	136	4,467,377	4,336,700	(130,677)
U.S. Treasury 2-Year Notes	12/20	1,233	272,368,121	272,444,837	76,716
U.S. Treasury 5-Year Notes	12/20	10,399	1,308,961,337	1,310,598,969	1,637,632
U.S. Treasury 30-Year Bonds	12/20	742	131,976,045	130,800,687	(1,175,358)
U.S. Treasury Ultra Long Bonds	12/20	2,641	593,269,356	585,806,812	(7,462,544)

					(1,940,424)

Short Futures Outstanding
Australia 10-Year Notes	12/20	55	5,820,987	5,885,142	(64,155)
Euro-Bund	10/20	32	5,578,108	5,568,000	10,108
Euro-Bund	12/20	1,910	387,334,738	390,816,435	(3,481,697)
Euro-Buxl	12/20	120	30,430,601	31,329,734	(899,133)
Eurodollar	03/21	1,891	471,103,055	471,828,138	(725,083)
Eurodollar	06/21	2,329	573,731,834	581,143,725	(7,411,891)
Eurodollar	12/21	2,656	658,422,597	662,605,600	(4,183,003)
Japan 10-Year Bonds	12/20	68	97,855,266	98,075,001	(219,735)
Long Gilt	12/20	837	147,185,729	147,001,835	183,894
U.S. Treasury 10-Year Notes	12/20	3,404	474,317,407	474,964,375	(646,968)
U.S. Treasury Ultra 10-Year Notes	12/20	780	125,047,237	124,739,062	308,175

					(17,129,488)

Total Futures Contracts					($19,069,912)

(d)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	45,152,986	USD	8,403,213	10/20	GSC	$-	($366,234)
CAD	26,150,000	USD	19,105,569	10/20	BNP	534,113	-
CAD	10,417,471	USD	7,676,754	10/20	JPM	147,178	-
CHF	6,375,000	USD	6,926,148	10/20	BRC	-	(2,009)
EUR	32,947,383	USD	38,183,010	10/20	BNP	457,314	-
EUR	19,457,311	USD	23,127,155	10/20	CIT	-	(307,837)
EUR	20,144,185	USD	23,859,458	10/20	GSC	-	(234,581)
GBP	14,402,011	USD	17,975,020	10/20	CIT	609,894	-
IDR	1,107,727,875,147	USD	74,730,343	10/20	JPM	-	(242,046)
INR	764,390,530	USD	10,012,975	10/20	JPM	369,454	-
JPY	2,073,235,101	USD	19,646,210	10/20	BRC	14,811	-
MXN	904,804,766	USD	40,198,181	10/20	BNP	655,145	-
MXN	52,180,000	USD	2,311,714	10/20	CIT	44,293	-
MXN	39,802,998	USD	1,738,957	10/20	GSC	58,210	-
MXN	335,100,855	USD	15,810,000	11/20	MSC	-	(736,778)
RUB	117,500,000	USD	1,555,552	10/20	CIT	-	(45,082)
RUB	1,139,678,174	USD	15,737,064	10/20	GSC	-	(1,086,428)
RUB	1,257,178,174	USD	15,713,745	01/21	GSC	294,956	-
USD	18,243,171	AUD	26,318,162	10/20	JPM	-	(607,777)
USD	21,834,360	CAD	29,079,000	12/20	CIT	-	(8,036)
USD	6,761,860	CHF	6,375,000	10/20	BRC	-	(162,279)
USD	6,947,744	CHF	6,375,000	01/21	CIT	2,383	-
USD	24,412,005	CNH	172,194,963	10/20	BNP	-	(966,045)
USD	183,717,196	EUR	162,985,653	10/20	BNP	-	(7,430,565)
USD	19,303,685	JPY	2,073,235,101	10/20	BRC	-	(357,336)
USD	19,677,910	JPY	2,073,235,101	01/21	GSC	-	(12,898)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	44,208,693	MXN	996,787,764	10/20	CIT	$-	($797,807)
USD	15,792,848	MXN	335,100,855	11/20	GSC	719,625	-
USD	39,770,240	MXN	904,804,766	01/21	BNP	-	(650,289)
USD	15,873,462	RUB	1,257,178,174	10/20	GSC	-	(287,644)
USD	6,268,544	ZAR	107,540,000	10/20	GSC	-	(140,827)
ZAR	107,540,000	USD	6,127,321	10/20	CIT	282,049	-
ZAR	107,540,000	USD	6,201,130	01/21	GSC	139,274	-

Total Forward Foreign Currency Contracts						$4,328,699	($14,442,498)

(e)	Purchased options outstanding as of September 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CAD versus USD	$1.33	11/30/20	CIT	$41,770,100	$483,489	$483,489

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (10/20)	$1.18	10/09/20	CME	5	$737,500	$7,888	$1,563
Call - AUD FX (10/20)	72.00	10/09/20	CME	22	1,584,000	20,955	6,380
Call - JPY FX (10/20)	95.00	10/09/20	CME	1	118,750	415	-
Call - JPY FX (10/20)	96.00	10/09/20	CME	68	8,160,000	39,120	-
Call - U.S. Treasury 10-Year Notes (11/20)	139.50	10/23/20	CME	79	11,020,500	33,418	29,625
Call - U.S. Treasury 30-Year Bonds (11/20)	176.00	10/23/20	CME	66	11,616,000	98,646	101,062
Call - U.S. Treasury 30-Year Bonds (11/20)	177.00	10/23/20	CME	144	25,488,000	200,124	148,500
Call - U.S. Treasury 30-Year Bonds (11/20)	177.50	10/23/20	CME	84	14,910,000	94,270	69,563
Call - U.S. Treasury 30-Year Bonds (11/20)	178.00	10/23/20	CME	12	2,136,000	12,958	7,875
Call - CAD FX (11/20)	75.00	11/06/20	CME	22	1,650,000	13,225	16,720
Call - U.S. Treasury 10-Year Notes (12/20)	139.50	11/20/20	CME	48	6,696,000	33,458	36,000

						554,477	417,288

Put - EUR FX (10/20)	1.18	10/09/20	CME	135	19,891,250	148,412	136,587
Put - EUR FX (10/20)	1.19	10/09/20	CME	27	4,016,250	33,030	58,050
Put - AUD FX (10/20)	73.50	10/09/20	CME	8	588,000	6,420	15,200
Put - U.S. Treasury 10-Year Notes (11/20)	139.50	10/23/20	CME	96	13,392,000	43,666	33,000
Put - U.S. Treasury 10-Year Notes (11/20)	139.75	10/23/20	CME	24	3,354,000	8,292	11,250
Put - EUR FX (11/20)	1.17	11/06/20	CME	22	3,217,500	25,355	26,125
Put - EUR FX (11/20)	1.19	11/06/20	CME	34	5,036,250	52,785	77,350

						317,960	357,562

Total Options on Futures						$872,437	$774,850

Total Purchased Options						$1,355,926	$1,258,339

(f)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 20.68	11/13/20	MSC	$42,500,000	$584,248	($162,945)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (10/20)	$1.17	10/09/20	CME	17	$2,475,625	$11,820	($21,462)
Call - EUR FX (10/20)	1.19	10/09/20	CME	69	10,263,750	83,478	(6,900)
Call - AUD FX (10/20)	70.50	10/09/20	CME	17	1,198,500	8,458	(21,250)
Call - U.S. Treasury 30-Year Bonds (11/20)	177.50	10/09/20	CME	72	12,780,000	28,000	(32,625)
Call - U.S. Treasury 10-Year Notes (11/20)	139.75	10/23/20	CME	54	7,546,500	18,469	(13,500)
Call - U.S. Treasury 10-Year Notes (11/20)	140.00	10/23/20	CME	370	51,800,000	152,219	(57,813)
Call - U.S. Treasury 30-Year Bonds (11/20)	180.00	10/23/20	CME	49	8,820,000	38,197	(12,250)
Call - U.S. Treasury 30-Year Bonds (11/20)	182.00	10/23/20	CME	12	2,184,000	6,729	(1,125)
Call - EUR FX (11/20)	1.18	11/06/20	CME	100	14,750,000	97,275	(106,250)
Call - AUD FX (11/20)	72.00	11/06/20	CME	28	2,016,000	18,080	(22,680)
Call - U.S. Treasury 30-Year Bonds (12/20)	178.00	11/20/20	CME	38	6,764,000	77,559	(68,281)
Call - U.S. Treasury 30-Year Bonds (12/20)	180.00	11/20/20	CME	39	7,020,000	53,698	(43,266)

						593,982	(407,402)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - AUD FX (10/20)	$71.50	10/09/20	CME	5	$357,500	$2,987	($1,950)
Put - U.S. Treasury 10-Year Notes (11/20)	138.50	10/23/20	CME	74	10,249,000	50,169	(6,937)
Put - U.S. Treasury 10-Year Notes (11/20)	139.00	10/23/20	CME	111	15,429,000	60,636	(20,813)
Put - U.S. Treasury 30-Year Bonds (11/20)	173.00	10/23/20	CME	158	27,334,000	250,430	(59,250)
Put - U.S. Treasury 30-Year Bonds (11/20)	175.00	10/23/20	CME	104	18,200,000	134,679	(89,375)
Put - EUR FX (11/20)	1.16	11/06/20	CME	17	2,465,000	21,433	(12,113)
Put - AUD FX (11/20)	70.00	11/06/20	CME	17	1,190,000	18,478	(7,480)
Put - AUD FX (11/20)	70.50	11/06/20	CME	8	564,000	5,980	(4,560)
Put - AUD FX (11/20)	71.00	11/06/20	CME	22	1,562,000	18,865	(16,060)
Put - AUD FX (11/20)	71.50	11/06/20	CME	17	1,215,500	15,077	(15,810)

						578,734	(234,348)

Total Options on Futures						$1,172,716	($641,750)

Total Written Options						$1,756,964	($804,695)

(g)	Swap agreements outstanding as of September 30, 2020 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	$510,857,000	$3,616,588	$(2,546,156)	$6,162,744
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	19,393,600	972,066	151,064	821,002
CDX IG35 5Y	Q	1.000%	12/20/25	ICE	25,540,000	541,492	572,260	(30,768)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	59,910,000	2,557,975	2,494,434	63,541

						$7,688,121	$671,602	$7,016,519

Total Credit Default Swaps						$7,688,121	$671,602	$7,016,519

(1)

IIf the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL 159,667,000	$428,059	$64,850	$363,209
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	108,386	-	108,386

						536,445	64,850	471,595

			Exchange
0.190%	3-Month USD-LIBOR	S/Q	CME	06/15/22	$158,541,000	(44,905)	(715)	(44,190)
0.100%	1-Day U.S. Fed Funds	A/A	CME	11/30/24	115,878,000	35,285	72,773	(37,488)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	3,214,794	240,738	2,974,056
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	3,323,236	303,480	3,019,756

						6,528,410	616,276	5,912,134

Total Interest Rate Swaps-Long						$7,064,855	$681,126	$6,383,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.260%	1-Day U.S. Fed Funds	A/A	CME	05/15/27	$157,386,000	$21,055	($528,301)	$549,356
0.450%	3-Month USD-LIBOR	S/Q	CME	05/15/27	210,476,000	363,731	(519,055)	882,786
0.560%	1-Day SOFR	A/A	CME	07/20/45	43,710,000	2,700,598	379,274	2,321,324
0.740%	1-Day SOFR	A/A	CME	08/19/45	19,420,000	405,587	-	405,587
0.800%	3-Month USD-LIBOR	S/Q	CME	11/15/45	260,000	18,136	11,906	6,230
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(2,207,167)	-	(2,207,167)
1.000%	3-Month USD-LIBOR	S/Q	CME	02/15/47	$43,601,000	1,249,435	528,418	721,017
0.900%	3-Month USD-LIBOR	S/Q	CME	03/17/50	15,714,000	918,200	266,579	651,621
0.792%	3-Month USD-LIBOR	S/Q	CME	03/18/50	7,906,000	686,591	-	686,591
0.818%	3-Month USD-LIBOR	S/Q	CME	03/19/50	7,987,000	639,015	-	639,015
0.885%	3-Month USD-LIBOR	S/Q	CME	07/13/50	7,846,000	486,119	(979)	487,098
						$5,281,300	$137,842	$5,143,458

Total Interest Rate Swaps						$12,346,155	$818,968	$11,527,187

Total Swap Agreements						$20,034,276	$1,490,570	$18,543,706

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,852,016,050	$-	$1,852,016,050	$-
	Senior Loan Notes	211,939,092	-	211,833,545	105,547
	Mortgage-Backed Securities	1,315,013,799	-	1,315,013,799	-
	Asset-Backed Securities	113,984,048	-	109,701,266	4,282,782
	U.S. Government Agency Issue	24,356,364	-	24,356,364	-
	U.S. Treasury Obligations	548,671,589	-	548,671,589	-
	Foreign Government Bonds & Notes	326,437,788	-	326,437,788	-
	Short-Term Investment	34,715,298	-	34,715,298	-
	Unfunded Loan Commitment	173,604	-	173,604	-
	Derivatives:
	Credit Contracts
	Swaps	7,047,287	-	7,047,287	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,328,699	-	4,328,699	-
	Purchased Options	821,464	-	821,464	-

	Total Foreign Currency Contracts	5,150,163		5,150,163	-

	Interest Rate Contracts
	Futures	9,917,040	9,917,040	-	-
	Purchased Options	436,875	-	436,875	-
	Swaps	13,816,032	-	13,816,032	-

	Total Interest Rate Contracts	24,169,947	9,917,040	14,252,907	-

	Total Asset - Derivatives	36,367,397	9,917,040	26,450,357	-

	Total Assets	4,463,675,029	9,917,040	4,449,369,660	4,388,329

Liabilities	Derivatives:
	Credit Contracts		-		-
	Swaps	(30,768)	-	(30,768)	-
	Foreign Currency Contracts
	Futures	(2,714,825)	(2,714,825)	-	-
	Forward Foreign Currency Contracts	(14,442,498)	-	(14,442,498)	-
	Written Options	(399,460)	-	(399,460)	-

	Total Foreign Currency Contracts	(17,556,783)	(2,714,825)	(14,841,958)	-

	Interest Rate Contracts
	Futures	(26,272,127)	(26,272,127)	-	-
	Written Options	(405,235)	-	(405,235)	-
	Swaps	(2,288,845)	-	(2,288,845)	-

	Total Interest Rate Contracts	(28,966,207)	(26,272,127)	(2,694,080)	-

	Total Liabilities - Derivatives	(46,553,758)	(28,986,952)	(17,566,806)	-

	Total Liabilities	(46,553,758)	(28,986,952)	(17,566,806)	-

	Total	$4,417,121,271	$(19,069,912)	$4,431,802,854	$4,388,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.7%

Invesco Senior Loan	414,501	$9,011,252
iShares iBoxx High Yield Corporate Bond	78,475	6,584,053
SPDR Blackstone	113,070	5,056,490

		20,651,795

Total Exchange-Traded Funds (Cost $20,113,505)		20,651,795

	Principal Amount

CORPORATE BONDS & NOTES - 3.2%

Communications - 0.7%

CommScope Inc
5.500% due 03/01/24 ~	$1,500,000	1,543,403
6.000% due 03/01/26 ~	1,500,000	1,565,572
iHeartCommunications Inc 8.375% due 05/01/27	1	1

		3,108,976

Consumer, Cyclical - 0.9%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	1,000,000	1,030,940
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	2,500,000	2,564,062
8.500% due 10/30/25 ~	500,000	527,188

		4,122,190

Industrial - 1.6%

Ardagh Packaging Finance PLC 5.250% due 04/30/25 ~	2,500,000	2,615,862
TransDigm Inc 6.250% due 03/15/26 ~	4,000,000	4,199,220

		6,815,082

Total Corporate Bonds & Notes (Cost $13,849,770)		14,046,248

SENIOR LOAN NOTES - 92.4%

Basic Materials - 3.1%

ASP Unifrax Holdings Inc Term B 3.970% (USD LIBOR + 3.750%) due 12/14/25 § µ	3,596,919	3,156,297
Asplundh Tree Expert LLC Term B 2.655% (USD LIBOR + 2.500%) due 09/07/27 §	1,750,000	1,750,364
Diamond BC BV (Netherlands) 3.261% (USD LIBOR + 3.000%) due 09/06/24 § µ	4,230,174	3,969,756
Messer Industries USA Inc Term B 2.720% (USD LIBOR + 2.500%) due 03/01/26 §	966,938	950,741
Nouryon USA LLC Term B (Netherlands) 3.151% (USD LIBOR + 3.000%) due 10/01/25 §	992,245	962,478
SCIH Salt Holdings Inc Term B 5.500% (USD LIBOR + 4.500%) due 03/16/27 §	997,500	998,124
Solenis Holdings LLC 4. 147% (USD LIBOR + 4.000%) due 06/26/25 §	748,087	730,632
Zep Inc Term B 5.000% (USD LIBOR + 4.000%) due 08/24/24 §	1,382,869	1,304,218

		13,822,610

	Principal Amount	Value
Communications - 8.1%

Clear Channel Outdoor Holdings Inc Term B 3.761% (USD LIBOR + 3.500%) due 08/21/26 §	$8,787,180	$8,040,270
CommScope Inc Term B2 3.397% (USD LIBOR + 3.250%) due 04/04/26 §	3,084,385	3,013,058
CSC Holdings LLC Term B5 2.652% (USD LIBOR + 2.500%) due 04/15/27 §	6,834,095	6,644,449
LogMeIn Inc Term B 4.906% (USD LIBOR + 4.750%) due 08/31/27 §	1,250,000	1,210,416
MTN Infrastructure TopCo Inc Term B 4.000% - 5.000% (USD LIBOR + 3.000%, 4.000%) due 11/17/24 § µ	2,493,664	2,471,221
Pug LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	3,348,133	2,971,468
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	4,239,375	4,241,266
Uber Technologies Inc Term B 6.517% (USD LIBOR + 4.000%) due 04/04/25 §	6,546,297	6,512,204
Zayo Group Holdings Inc Term B 3.147% (USD LIBOR + 3.000%) due 03/09/27 §	995,000	967,924

		36,072,276

Consumer, Cyclical - 11.8%

Alterra Mountain Co Term B 5.500% (USD LIBOR + 4.500%) due 08/01/26 §	2,988,117	2,965,706
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 § µ	3,723,787	3,702,140
BJ’s Wholesale Club Inc Term B 2.151% (USD LIBOR + 2.250%) due 02/03/24 §	1,365,487	1,344,151
Bombardier Recreational Products Inc Term B2 (Canada) 6.000% (USD LIBOR + 5.000%) due 05/24/27 §	1,375,000	1,397,344
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	1,913,818	1,798,723
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	2,119,688	2,149,717
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	2,984,576	2,873,027
ClubCorp Holdings Inc Term B 2.970% (USD LIBOR + 2.750%) due 09/18/24 §	3,444,851	2,969,389
Core & Main LP Term B 3.750% (USD LIBOR + 3.000%) due 08/01/24 §	5,084,462	4,995,484
CWGS Group LLC Term B 3.500% (USD LIBOR + 2.750%) due 11/08/23 §	1,212,834	1,184,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
K-MAC Holdings Corp (2nd Lien) 6.897% (USD LIBOR + 6.750%) due 03/16/26 §	$1,200,000	$1,146,000
Motion Finco SARL Term B 3.558% (USD LIBOR + 3.250%) due 11/04/26 §	28,968	25,193
Term B1 4.322% (USD LIBOR + 3.250%) due 11/12/26 §	220,407	191,683
PetSmart Inc Term B2 4.500% (USD LIBOR + 4.000%) due 03/11/22 §	6,682,598	6,675,441
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,463,802	3,273,293
SMG US Midco 2 Inc 2.761% (USD LIBOR + 2.500%) due 01/23/25 §	784,093	687,061
SRS Distribution Inc Term B 3.654% - 4.397% (USD LIBOR + 3.000%, 4.250%) due 05/24/25 §	10,343,327	10,115,050
Thor Industries Inc Term B 3.938% (USD LIBOR + 3.750%) due 02/01/26 §	1,237,020	1,231,995
Whatabrands LLC Term B 2.906% (USD LIBOR + 2.750%) due 08/03/26 §	3,482,456	3,411,355

		52,136,781

Consumer, Non-Cyclical - 23.2%

Accelerated Health Systems LLC Term B 3.651% (USD LIBOR + 3.500%) due 11/01/25 §	736,875	718,453
AlixPartners LLP Term B 2.647% (USD LIBOR + 2.500%) due 04/04/24 §	4,453,596	4,353,390
Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	6,203,125	6,147,396
Arterra Wines Canada Inc Term B1 (Canada) 3.750% (USD LIBOR + 2.750%) due 12/15/23 §	2,045,477	2,025,022
AthenaHealth Inc Term B 4.818% (USD LIBOR + 4.500%) due 02/11/26 §	4,962,217	4,906,392
Bausch Health Cos Inc Term B 3.151% (USD LIBOR + 3.000%) due 06/01/25 §	7,398,364	7,265,807
CHG PPC Parent LLC Term B 2.897% (USD LIBOR + 2.750%) due 03/30/25 §	2,433,130	2,347,971
Da Vinci Purchaser Corp Term B 5.238% (USD LIBOR + 4.000%) due 01/08/27 § µ	2,191,138	2,171,051
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	4,343,582	4,162,858
Garda World Security Corp Term B (Canada) 4.900% (USD LIBOR + 4.750%) due 10/30/26 §	1,889,430	1,881,164
Global Medical Response Inc Term B 5.750% (USD LIBOR + 4.750%) due 09/24/25 §	1,250,000	1,224,479
Guidehouse LLP 4.647% (USD LIBOR + 4.500%) due 05/01/25 §	1,729,766	1,721,117

	Principal Amount	Value
H-Food Holdings LLC Term B2 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	$2,937,576	$2,884,332
Heartland Dental LLC 3.647% (USD LIBOR + 3.750%) due 04/30/25 §	3,780,291	3,497,948
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	7,471,151	7,455,021
Legacy LifePoint Health Inc 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	4,500,000	4,380,939
Milano Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	4,000,000	3,967,500
Mister Car Wash Holdings Inc 4.375% (USD LIBOR + 3.250%) due 05/14/26 §	3,317,880	3,151,986
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.406% (USD LIBOR + 3.250%) due 06/30/25 §	3,902,181	3,747,721
PAREXEL International Corp Term B 2.897% (USD LIBOR + 2.750%) due 09/27/24 §	3,375,000	3,243,375
Pathway Vet Alliance LLC 4.147% (USD LIBOR + 4.000%) due 03/31/27 §	3,911,318	3,859,372
PetVet Care Centers LLC
(2nd Lien) 6.397% (USD LIBOR + 6.250%) due 02/15/26 §	1,250,000	1,219,791
Term B 1.000% - 3.397% (USD LIBOR + 3.250%, 4.250%) due 02/14/25 §	5,162,400	5,066,212
Shearer’s Foods Inc Term B due 09/23/27 µ	500,000	500,625
Snacking Investments Bidco Property Ltd Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/01/26 §	497,500	496,256
Spin Holdco Inc Term B 4.250% (USD LIBOR + 3.250%) due 11/14/22 §	5,445,961	5,352,356
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 10/02/26 §	6,096,500	6,074,180
VetCor Professional Practices LLC 3.147% (USD LIBOR + 3.000%) due 07/02/25 §	4,886,130	4,739,547
Wand NewCo 3 Inc Term B1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	4,172,222	4,038,364

		102,600,625

Diversified - 0.3%

First Eagle Holdings Inc Term B 2.720% (USD LIBOR + 2.500%) due 02/02/27 §	1,240,625	1,214,572

Financial - 12.6%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	6,343,125	6,143,767
Alera Group Holdings Inc Term B 4.150% (USD LIBOR + 4.000%) due 08/01/25 § µ	498,728	491,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Alliant Holdings Intermediate LLC Term B 2.897% (USD LIBOR + 2.750%) due 05/10/25 §	$4,088,508	$3,978,376
AssuredPartners Inc Term B 3.647% - 5.500% (USD LIBOR + 3.500%, 4.500%) due 02/13/27 §	7,707,432	7,510,961
Broadstreet Partners Inc Term B 3.397% - 4.750% (USD LIBOR + 3.250%, 3.750%) due 01/27/27 §	4,980,625	4,898,568
Cushman & Wakefield U.S. Borrower LLC Term B 2.897% (USD LIBOR + 2.750%) due 08/21/25 §	3,392,639	3,280,963
Deerfield Dakota Holding LLC
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 04/14/28 §	2,625,000	2,677,500
Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,491,250	3,478,521
HUB International Ltd Term B 3.264% - 5.692% (USD LIBOR + 2.750%, 4.000%) due 04/25/25 §	8,211,313	8,017,889
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	5,589,746	5,367,900
Ryan Specialty Group LLC Term B 4.000% (USD LIBOR + 3.250%) due 09/01/27 §	2,750,000	2,736,250
USI Inc Term B 3.220% - 4.220% (USD LIBOR + 3.000%, 4.000%) due 05/16/24 - 12/02/26 §	7,311,624	7,120,909

		55,703,474

Industrial - 16.2%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	490,643	490,030
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,095,222	2,898,545
Charter NEX US Inc 3.397% (USD LIBOR + 3.500%) due 05/16/24 §	1,989,805	1,946,527
Cornerstone Building Brands Inc Term B 3.901% (USD LIBOR + 3.750%) due 04/12/25 §	2,275,012	2,246,574
DiversiTech Holdings Inc Term B 4.000% (USD LIBOR + 3.000%) due 06/01/24 §	576,348	568,664
Dynasty Acquisition Co Inc 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	4,691,606	4,166,315
Engineered Machinery Holdings Inc 4.000% - 5.250% (USD LIBOR + 3.000%, 4.250%) due 07/19/24 §	4,364,000	4,278,166
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	5,351,868	5,262,668
Gates Global LLC Term B2 3.750% (USD LIBOR + 2.750%) due 03/31/24 §	4,782,222	4,721,450

	Principal Amount	Value
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	$3,795,831	$3,784,614
Graham Packaging Co Inc 4.500% (USD LIBOR + 3.750%) due 08/04/27 §	5,750,000	5,729,783
Granite US Holding Corp Term B 5.470% (USD LIBOR + 5.250%) due 09/30/26 §	3,233,668	3,071,985
Klockner-Pentaplast of America, Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 06/30/22 § µ	1,246,787	1,208,994
LTI Holdings Inc 4.897% (USD LIBOR + 4.750%) due 07/24/26 §	373,116	348,397
Term B 3.647% (USD LIBOR + 3.500%) due 09/06/25 §	3,258,376	3,030,289
Mauser Packaging Solutions Holding Co Term B 3.523% (USD LIBOR + 3.250%) due 04/03/24 § µ	4,085,081	3,866,783
Pregis TopCo Corp Term B 3.897% (USD LIBOR + 4.000%) due 08/01/26 §	992,500	981,334
Pro Mach Group Inc Term B
2.895% (USD LIBOR + 2.750%) due 03/07/25 §	3,389,433	3,260,916
4.500% (USD LIBOR + 3.500%) due 03/07/25 § µ	938,034	918,100
Reynolds Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	5,846,924	5,799,417
Standard Aero Ltd 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	2,522,369	2,239,954
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	5,426,248	5,322,243
TransDigm Inc
Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	1,904,248	1,806,655
Term G 2.397% (USD LIBOR + 2.250%) due 08/22/24 §	1,437,906	1,363,572
WP CPP Holdings LLC Term B 4.500% (USD LIBOR + 3.750%) due 04/30/25 §	2,669,340	2,355,693

		71,667,668

Technology – 16.5%

Applied Systems Inc
(2nd Lien) 8.000% (USD LIBOR + 7.000%) due 09/19/25 §	6,536,993	6,643,219
Term B 4.250% (USD LIBOR + 3.250%) due 09/19/24 §	5,299,683	5,281,049
BY Crown Parent LLC Term B 4.000% (USD LIBOR + 3.000%) due 01/30/26 §	1,497,542	1,484,438
CCC Information Services Inc Term B 4.000% (USD LIBOR + 3.000%) due 04/27/24 §	2,475,693	2,462,283
ECI Macola Max Holdings LLC due 09/30/27 µ	1,500,000	1,489,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Epicor Software Corp
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 §	$1,000,000	$1,030,000
Term B 5.250% (USD LIBOR + 4.250%) due 07/31/27 §	7,351,857	7,334,396
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	4,363,157	4,100,277
Hyland Software, Inc due 07/01/24 µ	1,251,272	1,246,580
Navicure Inc Term B 4.750% (USD LIBOR + 4.000%) due 10/23/26 §	750,000	735,000
Netsmart Technologies, Inc Term B 6.250% (USD LIBOR + 4.000%) due 09/30/27 §	1,250,000	1,246,875
Rackspace Hosting Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/03/23 §	4,484,876	4,413,396
Sophia LP
due 10/07/27 µ	5,750,000	5,722,147
(2nd Lien) due 10/09/28 µ	3,000,000	2,985,468
Term B 4.583% (USD LIBOR + 3.250%) due 09/30/22 §	3,140,304	3,133,763
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	6,828,204	6,655,369
The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	7,951,911	7,888,296
The Ultimate Software Group Inc
3.897% (USD LIBOR + 3.750%) due 05/03/26 § µ	2,934,088	2,915,063
4.750% (USD LIBOR + 4.000%) due 05/03/26 §	4,750,000	4,742,951
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	1,625,000	1,663,594

		73,173,851

Utilities – 0.6%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	2,743,125	2,699,693

Total Senior Loan Notes (Cost $412,928,631)		409,091,550

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $4,936,110; collateralized by U.S. Treasury Notes: 2.125% due 03/31/24 and value $5,034,898)	$4,936,110	$4,936,110

Total Short-Term Investment (Cost $4,936,110)		4,936,110

TOTAL INVESTMENTS - 101.4% (Cost $451,828,016)		448,725,703

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(6,035,542)

NET ASSETS - 100.0%		$442,690,161

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC µ	$312,529	$315,934	$3,405
Pro Mach Group Inc µ	309,615	318,904	9,289

	$622,144	$634,838	$12,694

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$20,651,795	$20,651,795	$-	$-
	Corporate Bonds & Notes	14,046,248	-	14,046,248	-
	Senior Loan Notes	409,091,550	-	409,091,550	-
	Short-Term Investment	4,936,110	-	4,936,110	-
	Unfunded Loan Commitments	634,838	-	634,838	-

	Total	$449,360,541	$20,651,795	$428,708,746	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

Basic Materials - 0.2%

Constellium SE *	170,643	$1,339,547
Hexion Holdings Corp ‘B’ *	65,539	671,775

		2,011,322

Consumer, Cyclical - 0.3%

Beazer Homes USA Inc *	86,816	1,145,971
Cedar Fair LP	46,111	1,294,336
Las Vegas Sands Corp	16,818	784,728

		3,225,035

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	12,524	1,561,492

Energy - 0.1%

Chevron Corp	7,502	540,144
Exxon Mobil Corp	11,518	395,413

		935,557

Financial - 0.3%

Citigroup Inc	35,192	1,517,127
Outfront Media Inc REIT	65,030	946,187
The Goldman Sachs Group Inc	9,625	1,934,336

		4,397,650

Industrial - 0.6%

Crown Holdings Inc *	25,159	1,933,721
Evoqua Water Technologies Corp *	128,770	2,732,499
GFL Environmental Inc (Canada)	89,595	1,904,790
Xylem Inc	16,647	1,400,346

		7,971,356

Total Common Stocks (Cost $21,498,746)		20,102,412

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	66,953	5,617,357
SPDR Bloomberg Barclays High Yield Bond	73,890	7,704,510

		13,321,867

Total Exchange-Traded Funds (Cost $12,842,068)		13,321,867

	Principal Amount

CORPORATE BONDS & NOTES - 90.2%

Basic Materials - 3.2%

Alcoa Nederland Holding BV 5.500% due 12/15/27 ~	$5,475,000	5,712,889
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	3,731,000	3,794,893
Constellium SE
5.875% due 02/15/26 ~	500,000	513,958
5.625% due 06/15/28 ~	250,000	255,156
6.625% due 03/01/25 ~	6,235,000	6,390,875
Hecla Mining Co 7.250% due 02/15/28	2,650,000	2,875,912
Hexion Inc 7.875% due 07/15/27 ~	3,950,000	3,969,157

	Principal Amount	Value
Hudbay Minerals Inc (Peru) 6.125% due 04/01/29 ~	$1,200,000	$1,192,500
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	5,081,088
Novelis Corp
4.750% due 01/30/30 ~	5,833,000	5,704,587
5.875% due 09/30/26 ~	700,000	720,125
Perenti Finance Pty Ltd (Australia) due 10/07/25 # ~	3,550,000	3,577,052

		39,788,192

Communications - 13.7%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	5,875,000	6,226,207
Altice France SA (France) 7.375% due 05/01/26 ~	7,575,000	7,945,796
Avaya Inc 6.125% due 09/15/28 ~	1,775,000	1,819,375
CCO Holdings LLC
4.250% due 02/01/31 ~	600,000	622,770
4.750% due 03/01/30 ~	10,400,000	11,024,000
5.000% due 02/01/28 ~	675,000	710,269
5.375% due 06/01/29 ~	1,000,000	1,084,890
CenturyLink Inc 4.000% due 02/15/27 ~	5,500,000	5,595,040
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	4,950,000	4,759,425
9.250% due 02/15/24	6,995,000	6,799,175
CommScope Inc
6.000% due 03/01/26 ~	3,750,000	3,913,931
8.250% due 03/01/27 ~	700,000	728,879
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,523,000	3,575,493
CSC Holdings LLC
3.375% due 02/15/31 ~	1,800,000	1,745,100
4.625% due 12/01/30 ~	2,400,000	2,414,676
5.250% due 06/01/24	2,600,000	2,793,375
5.375% due 02/01/28 ~	650,000	688,188
5.500% due 05/15/26 ~	3,350,000	3,488,188
5.750% due 01/15/30 ~	4,300,000	4,575,049
6.500% due 02/01/29 ~	5,550,000	6,198,656
7.500% due 04/01/28 ~	625,000	691,322
Diamond Sports Group LLC 12.750% due 12/01/26 ~	5,954,000	4,763,200
Lamar Media Corp
3.750% due 02/15/28 ~	5,425,000	5,408,047
4.000% due 02/15/30 ~	325,000	325,609
Level 3 Financing Inc
3.625% due 01/15/29 ~	1,925,000	1,904,547
4.625% due 09/15/27 ~	7,900,000	8,131,430
5.250% due 03/15/26	4,390,000	4,553,308
5.375% due 01/15/24	4,040,000	4,091,894
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	4,450,000	4,674,792
Outfront Media Capital LLC
4.625% due 03/15/30 ~	450,000	432,563
5.000% due 08/15/27 ~	6,225,000	6,079,895
5.625% due 02/15/24	1,250,000	1,268,881
6.250% due 06/15/25 ~	1,825,000	1,883,172
Sprint Capital Corp 8.750% due 03/15/32	3,500,000	5,126,835
Sprint Corp
7.625% due 02/15/25	2,950,000	3,457,031
7.625% due 03/01/26	7,050,000	8,529,795
7.875% due 09/15/23	2,000,000	2,295,250
Uber Technologies Inc
6.250% due 01/15/28 ~	1,200,000	1,233,750
7.500% due 05/15/25 ~	1,300,000	1,387,750
8.000% due 11/01/26 ~	6,075,000	6,475,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	$1,000,000	$996,250
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	14,350,000	14,986,781
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	6,400,000	6,307,392
6.125% due 03/01/28 ~	575,000	593,590

		172,307,516

Consumer, Cyclical - 20.3%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,326,683	1,215,983
American Airlines Pass-Through Trust ‘B’
3.850% due 08/15/29	3,957,102	2,631,452
5.250% due 07/15/25	3,093,510	2,147,618
5.625% due 07/15/22 ~	496,608	459,962
Aramark Services Inc 6.375% due 05/01/25 ~	5,935,000	6,189,760
Ashton Woods USA LLC 6.625% due 01/15/28 ~	5,610,000	5,652,075
Beazer Homes USA Inc 5.875% due 10/15/27	9,275,000	9,338,766
Boyd Gaming Corp
4.750% due 12/01/27	100,000	98,331
6.375% due 04/01/26	2,750,000	2,867,095
8.625% due 06/01/25 ~	4,750,000	5,213,268
Caesars Entertainment Inc
6.250% due 07/01/25 ~	4,050,000	4,227,208
8.125% due 07/01/27 ~	4,525,000	4,802,405
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	7,375,000	7,145,011
Carvana Co
due 10/01/25 # ~	2,375,000	2,348,281
due 10/01/28 # ~	1,200,000	1,188,000
Cedar Fair LP 5.250% due 07/15/29	9,250,000	8,797,397
Clarios Global LP
6.250% due 05/15/26 ~	4,000,000	4,201,700
8.500% due 05/15/27 ~	1,175,000	1,221,001
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	7,200,000	6,002,244
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	2,172,618
Core & Main LP 6.125% due 08/15/25 ~	6,796,000	6,896,581
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	4,387,314
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	5,050,000	5,324,594
Ford Motor Co
4.346% due 12/08/26	13,217,000	13,065,004
7.450% due 07/16/31	6,000,000	6,892,110
9.000% due 04/22/25	900,000	1,033,016
9.625% due 04/22/30	900,000	1,163,570
Ford Motor Credit Co LLC 4.125% due 08/17/27	800,000	779,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	4,475,000	3,797,686
Golden Nugget Inc
6.750% due 10/15/24 ~	9,150,000	7,651,687
8.750% due 10/01/25 ~	9,300,000	7,352,813
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	2,000,000	2,059,620
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	6,600,000	6,855,057

	Principal Amount	Value
IRB Holding Corp 7.000% due 06/15/25 ~	$6,075,000	$6,488,252
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	6,975,000	6,831,838
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	3,996,927
JetBlue 2020-1 Class B Pass-Through Trust 7.750% due 05/15/30	4,500,000	4,704,057
Lennar Corp
4.750% due 05/30/25	1,350,000	1,476,883
4.750% due 11/29/27	3,650,000	4,171,950
4.875% due 12/15/23	1,500,000	1,615,500
5.375% due 10/01/22	3,270,000	3,461,344
6.250% due 12/15/21	4,000,000	4,129,500
Marriott Ownership Resorts Inc 4.750% due 01/15/28	5,100,000	4,850,406
Mattel Inc
3.150% due 03/15/23	1,050,000	1,022,327
6.750% due 12/31/25 ~	6,425,000	6,784,800
Michaels Stores Inc 8.000% due 07/15/27 ~	5,275,000	5,521,290
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	900,000	918,441
4.375% due 01/15/28 ~	2,700,000	2,758,023
5.000% due 10/15/25 ~	14,350,000	14,738,239
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	973,366	744,625
PM General Purchaser LLC due 10/01/28 # ~	575,000	597,468
Scientific Games International Inc
7.000% due 05/15/28 ~	1,350,000	1,355,586
7.250% due 11/15/29 ~	1,350,000	1,372,532
8.250% due 03/15/26 ~	3,475,000	3,642,547
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	450,000	465,741
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	7,000,000	6,596,310
5.500% due 04/15/27 ~	1,125,000	1,068,244
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	325,000	346,328
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,750,000	2,927,031
STL Holding Co LLC 7.500% due 02/15/26 ~	5,900,000	5,936,875
Tesla Inc 5.300% due 08/15/25 ~	5,575,000	5,777,094
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,017,062	948,577
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,270,516	2,766,148
Viking Cruises Ltd 6.250% due 05/15/25 ~	2,920,000	2,302,843

		255,496,453

Consumer, Non-Cyclical - 16.7%

Acadia Healthcare Co Inc due 04/15/29 # ~	575,000	581,469
AdaptHealth LLC 6.125% due 08/01/28 ~	1,800,000	1,867,860
Ahern Rentals Inc 7.375% due 05/15/23 ~	24,599,000	13,129,716
Albertsons Cos Inc
3.250% due 03/15/26 ~	900,000	895,338
4.625% due 01/15/27 ~	550,000	563,335
5.875% due 02/15/28 ~	10,875,000	11,627,441
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	250,000	266,563
9.750% due 07/15/27 ~	8,000,000	8,706,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Avantor Funding Inc 4.625% due 07/15/28 ~	$4,150,000	$4,310,812
Bausch Health Americas Inc 8.500% due 01/31/27 ~	13,125,000	14,439,666
Bausch Health Cos Inc
5.000% due 01/30/28 ~	1,075,000	1,045,438
6.125% due 04/15/25 ~	7,125,000	7,301,344
6.250% due 02/15/29 ~	1,375,000	1,416,250
9.000% due 12/15/25 ~	2,600,000	2,834,780
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	5,850,000	6,149,403
5.500% due 04/01/26 ~	2,600,000	2,743,000
CHS 6.625% due 02/15/25 ~	11,625,000	11,273,925
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	4,492,000	4,724,191
HCA Inc
5.250% due 06/15/26	2,450,000	2,862,396
5.625% due 09/01/28	675,000	773,364
5.875% due 02/01/29	21,250,000	24,792,481
Jaguar Holding Co II 5.000% due 06/15/28 ~	675,000	705,375
JBS Investments II GmbH
5.750% due 01/15/28 ~	800,000	835,000
7.000% due 01/15/26 ~	2,650,000	2,833,195
JBS USA LUX SA
5.500% due 01/15/30 ~	1,425,000	1,555,031
5.875% due 07/15/24 ~	1,964,000	2,004,704
6.500% due 04/15/29 ~	950,000	1,055,659
Kraft Heinz Foods Co
3.875% due 05/15/27 ~	1,825,000	1,947,840
3.950% due 07/15/25	2,254,000	2,450,106
4.375% due 06/01/46	6,750,000	6,950,263
5.000% due 07/15/35	8,850,000	10,203,348
5.200% due 07/15/45	3,600,000	3,939,687
LifePoint Health Inc
4.375% due 02/15/27 ~	950,000	953,563
6.750% due 04/15/25 ~	550,000	580,250
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	6,525,000	6,745,219
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	4,125,000	4,393,125
Select Medical Corp 6.250% due 08/15/26 ~	6,550,000	6,822,087
Tenet Healthcare Corp
4.625% due 06/15/28 ~	675,000	681,953
4.875% due 01/01/26 ~	1,795,000	1,824,151
5.125% due 05/01/25	3,325,000	3,332,481
6.125% due 10/01/28 ~	2,075,000	2,024,422
6.250% due 02/01/27 ~	1,275,000	1,317,846
6.750% due 06/15/23	5,325,000	5,596,575
7.500% due 04/01/25 ~	375,000	404,593
The ADT Security Corp 3.500% due 07/15/22	2,000,000	2,035,000
Tms International Holding Corp 7.250% due 08/15/25 ~	10,707,000	10,051,196
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,748,642

		209,296,163

Energy - 10.2%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	4,500,000	3,712,050
Antero Resources Corp 5.625% due 06/01/23	5,275,000	3,830,969
Archrock Partners LP
6.250% due 04/01/28 ~	300,000	283,500
6.875% due 04/01/27 ~	3,450,000	3,321,349

	Principal Amount	Value
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	$3,025,000	$2,321,687
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	287,063
4.500% due 03/01/28 ~	4,800,000	4,638,000
Callon Petroleum Co 6.375% due 07/01/26	3,200,000	795,392
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	3,525,000	3,930,047
7.000% due 06/30/24	1,100,000	1,267,920
Cheniere Energy Partners LP
4.500% due 10/01/29	1,000,000	1,026,990
5.625% due 10/01/26	3,975,000	4,140,757
Comstock Resources Inc 9.750% due 08/15/26	3,115,000	3,209,610
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,212,484
5.750% due 01/30/28 ~	5,375,000	5,411,953
6.625% due 07/15/25 ~	600,000	617,436
Energy Transfer Operating LP 6.250% due 02/15/23	7,375,000	4,825,057
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	626,059
Enterprise Products Operating LLC 5.375% due 02/15/78	5,400,000	4,815,423
EQM Midstream Partners LP
5.500% due 07/15/28	2,025,000	2,043,590
6.000% due 07/01/25 ~	925,000	955,063
6.500% due 07/01/27 ~	2,950,000	3,131,233
Global Partners LP 7.000% due 08/01/27	4,200,000	4,292,673
MPLX LP 6.875% due 02/15/23	5,850,000	4,825,944
Newfield Exploration Co 5.625% due 07/01/24	4,000,000	3,893,724
Occidental Petroleum Corp
2.700% due 08/15/22	4,707,000	4,406,670
2.900% due 08/15/24	8,100,000	6,887,430
3.125% due 02/15/22	1,125,000	1,067,468
5.875% due 09/01/25	4,525,000	4,155,466
6.625% due 09/01/30	2,500,000	2,310,937
8.000% due 07/15/25	1,100,000	1,108,916
8.500% due 07/15/27	1,650,000	1,665,815
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,750,000
5.625% due 10/15/27 ~	2,100,000	2,093,438
Range Resources Corp
5.000% due 03/15/23	2,990,000	2,846,106
9.250% due 02/01/26 ~	2,700,000	2,778,894
Targa Resources Partners LP
4.875% due 02/01/31 ~	1,900,000	1,843,570
5.000% due 01/15/28	1,350,000	1,319,625
5.125% due 02/01/25	4,850,000	4,852,983
5.375% due 02/01/27	750,000	755,951
5.875% due 04/15/26	4,625,000	4,757,159
6.500% due 07/15/27	625,000	653,125
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	2,681,437
6.875% due 09/01/27	4,600,000	4,569,226
WPX Energy Inc 5.250% due 10/15/27	1,807,000	1,837,159

		128,757,348

Financial - 6.0%

Alliance Data Systems Corp 7.000% due 01/15/26 ~	4,725,000	4,710,707
Ally Financial Inc 5.750% due 11/20/25	4,975,000	5,593,490
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,341,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Barclays PLC (United Kingdom) 5.200% due 05/12/26	$1,000,000	$1,111,630
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	7,181,472
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	650,000	654,804
4.875% due 09/15/29 ~	3,700,000	3,768,450
5.000% due 07/15/28 ~	925,000	949,272
5.250% due 03/15/28 ~	700,000	730,188
OneMain Finance Corp
5.375% due 11/15/29	3,650,000	3,805,125
5.625% due 03/15/23	2,625,000	2,731,654
6.125% due 03/15/24	1,375,000	1,442,031
6.625% due 01/15/28	2,500,000	2,778,725
6.875% due 03/15/25	3,900,000	4,335,045
7.125% due 03/15/26	4,100,000	4,585,665
8.875% due 06/01/25	450,000	499,208
SBA Communications Corp REIT 3.875% due 02/15/27 ~	5,800,000	5,894,250
The Howard Hughes Corp
5.375% due 03/15/25 ~	16,100,000	16,399,460
5.375% due 08/01/28 ~	1,925,000	1,923,460
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,750,000	1,723,750
4.250% due 12/01/26 ~	1,775,000	1,786,049
4.625% due 12/01/29 ~	1,775,000	1,816,047

		75,761,755

Industrial - 14.9%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,637,500
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	996,050
Ardagh Packaging Finance PLC 5.250% due 08/15/27 ~	3,950,000	4,029,000
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	5,100,000	4,947,000
7.500% due 03/15/25 ~	5,300,000	3,988,250
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,187,563
BWX Technologies Inc 4.125% due 06/30/28 ~	6,350,000	6,512,719
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	5,300,000	5,365,455
Covanta Holding Corp 5.000% due 09/01/30	625,000	631,594
Gates Global LLC 6.250% due 01/15/26 ~	6,325,000	6,509,500
GFL Environmental Inc (Canada)
3.750% due 08/01/25 ~	2,025,000	2,023,734
5.125% due 12/15/26 ~	300,000	312,405
7.000% due 06/01/26 ~	5,574,000	5,886,562
Granite US Holdings Corp 11.000% due 10/01/27 ~	6,325,000	6,514,750
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	1,750,000	1,816,719
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,890,859
Masco Corp 7.750% due 08/01/29	1,864,000	2,630,484
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	10,200,000	10,251,000
7.250% due 04/15/25 ~	7,025,000	6,621,062
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	5,775,000	5,869,450
Mueller Water Products Inc 5.500% due 06/15/26 ~	4,524,000	4,687,135
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,893,750

	Principal Amount	Value
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	$4,950,000	$5,014,350
Sensata Technologies BV 5.625% due 11/01/24 ~	11,450,000	12,459,031
Sensata Technologies Inc
3.750% due 02/15/31 ~	575,000	572,844
4.375% due 02/15/30 ~	3,800,000	3,999,614
Standard Industries Inc
3.375% due 01/15/31 ~	650,000	642,766
4.375% due 07/15/30 ~	1,825,000	1,873,910
4.750% due 01/15/28 ~	10,875,000	11,310,000
The Boeing Co 5.705% due 05/01/40	4,550,000	5,333,775
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	8,290,000	8,269,275
TransDigm Inc
5.500% due 11/15/27	2,925,000	2,816,629
6.250% due 03/15/26 ~	6,075,000	6,377,565
6.500% due 07/15/24	9,406,000	9,405,436
8.000% due 12/15/25 ~	1,925,000	2,095,363
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,671,266
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	2,400,000	2,541,000
Vertical US Newco Inc 5.250% due 07/15/27 ~	2,400,000	2,498,736
Welbilt Inc 9.500% due 02/15/24	4,550,000	4,672,281

		187,756,382

Technology - 2.1%

BY Crown Parent LLC 4.250% due 01/31/26 ~	4,900,000	4,994,937
Entegris Inc 4.375% due 04/15/28 ~	5,225,000	5,385,016
Logan Merger Sub Inc 5.500% due 09/01/27 ~	4,850,000	4,931,844
ON Semiconductor Corp 3.875% due 09/01/28 ~	575,000	584,171
Qorvo Inc 3.375% due 04/01/31 ~	900,000	917,100
Tempo Acquisition LLC
5.750% due 06/01/25 ~	1,375,000	1,445,469
6.750% due 06/01/25 ~	7,475,000	7,643,075

		25,901,612

Utilities - 3.1%

Calpine Corp
5.000% due 02/01/31 ~	150,000	153,176
5.125% due 03/15/28 ~	5,950,000	6,166,669
NRG Energy Inc
5.250% due 06/15/29 ~	2,700,000	2,942,501
7.250% due 05/15/26	3,510,000	3,742,169
PG&E Corp
5.000% due 07/01/28	5,425,000	5,269,438
5.250% due 07/01/30	925,000	896,094
Pike Corp 5.500% due 09/01/28 ~	5,725,000	5,778,328
Talen Energy Supply LLC
6.500% due 06/01/25	5,000,000	3,287,000
7.250% due 05/15/27 ~	2,350,000	2,346,029
7.625% due 06/01/28 ~	1,225,000	1,227,297
Vistra Operations Co LLC
5.000% due 07/31/27 ~	3,800,000	3,994,750
5.500% due 09/01/26 ~	1,925,000	2,011,625
5.625% due 02/15/27 ~	700,000	739,662

		38,554,738

Total Corporate Bonds & Notes (Cost $1,114,652,736)		1,133,620,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 3.1%

Consumer, Cyclical - 1.8%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 §	$2,750,000	$2,499,062
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	2,679,284	2,663,709
PetSmart Inc Term B2 4.500% (USD LIBOR + 4.000%) due 03/11/22 §	4,431,588	4,426,842
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	5,478,041	5,204,139
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.250%) due 05/24/25 §	5,372,589	5,236,259
Tacala LLC (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,134,688

		22,164,699

Consumer, Non-Cyclical - 0.0%

North American Lifting Holdings Inc (2nd Lien) 10.000% due 11/27/21 Y	5,681,929	411,940

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	3,959,596	3,664,606

Industrial - 0.6%

EWT Holdings III Corp 2.897% (USD LIBOR + 2.750%) due 12/20/24 §	5,199,893	5,139,772
Reynolds Group Holdings Inc Term B 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	2,095,978	2,078,948

		7,218,720

Technology - 0.4%

The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	5,373,000	5,330,016
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	250,000	249,629

		5,579,645

Total Senior Loan Notes (Cost $41,371,448)		39,039,610

ASSET-BACKED SECURITIES - 1.6%

AIMCO CLO (Cayman) 6.808% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,106,459

	Principal Amount	Value
Benefit Street Partners CLO Ltd (Cayman) 6.973% (USD LIBOR + 6.700%) due 01/17/32 § ~	$4,000,000	$3,700,987
Benefit Street Partners CLO V-B Ltd (Cayman) 6.222% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,031,677
Dryden 55 CLO Ltd (Cayman)
5.675% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	865,794
7.475% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	180,420
Dryden 72 CLO Ltd (Cayman) 7.080% (USD LIBOR + 6.800%) due 05/15/32 § ~	4,075,000	3,908,371
Magnetite VIII CLO Ltd (Cayman) 7.715% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,561,543
Neuberger Berman CLO Ltd (Cayman)
7.022% (USD LIBOR + 6.750%) due 01/20/31 § ~	1,700,000	1,644,369
7.022% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	2,415,876
Voya CLO Ltd (Cayman) 7.755% (USD LIBOR + 7.480%) due 01/15/33 § ~	2,700,000	2,711,030

Total Asset-Backed Securities (Cost $21,375,189)		20,126,526

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $21,479,672; collateralized by U.S. Treasury Notes: 0.125% due 07/15/24 and value $21,909,336)	21,479,672	21,479,672

Total Short-Term Investment (Cost $21,479,672)		21,479,672

TOTAL INVESTMENTS - 99.3% (Cost $1,233,219,859)		1,247,690,246

OTHER ASSETS & LIABILITIES, NET - 0.7%		8,323,999

NET ASSETS - 100.0%		$1,256,014,245

Note to Schedule of Investments

(a)	An investment with a value of $411,940 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2020.:
(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$386,527	$377,111	($9,416)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,102,412	$20,102,412	$-	$-
	Exchange-Traded Funds	13,321,867	13,321,867	-	-
	Corporate Bonds & Notes	1,133,620,159	-	1,133,620,159	-
	Senior Loan Notes	39,039,610	-	39,039,610	-
	Asset-Backed Securities	20,126,526	-	20,126,526	-
	Short-Term Investment	21,479,672	-	21,479,672	-
	Unfunded Loan Commitment	377,111	-	377,111	-

	Total	$1,248,067,357	$33,424,279	$1,214,643,078	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.3%

Communications - 0.1%

Charter Communications Operating LLC 4.464% due 07/23/22	$500,000	$529,589
Cox Communications Inc 3.250% due 12/15/22 ~	200,000	210,912

		740,501

Consumer, Cyclical - 0.5%

Nissan Motor Acceptance Corp
1.900% due 09/14/21 ~	100,000	100,442
2.650% due 07/13/22 ~	100,000	101,105
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	500,000	538,619
Volkswagen Group of America Finance LLC (Germany) 1.083% (USD LIBOR + 0.860%) due 09/24/21 § ~	1,600,000	1,606,331

		2,346,497

Consumer, Non-Cyclical - 0.3%

Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,103,434
Keurig Dr Pepper Inc
2.530% due 11/15/21	200,000	204,205
3.551% due 05/25/21	100,000	102,026
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	150,000	157,394
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	100,000	106,409

		1,673,468

Energy - 0.6%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,966,960
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	104,100
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	700,000

		2,771,060

Financial - 4.0%

Bank of America Corp 5.875% due 03/15/28	410,000	442,994
Cooperatieve Rabobank UA (Netherlands) 6.625% due 06/29/21 ~	EUR 400,000	484,686
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,692,111
JPMorgan Chase & Co 3.738% (USD LIBOR + 3.470%) due 10/30/20 §	836,000	802,134
Jyske Realkredit AS (Denmark)
1.000% due 10/01/50 ~	DKK 26,474,010	4,196,301
2.500% due 10/01/47	1,620	270
Lloyds Banking Group PLC (United Kingdom) 1.027% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,004,076
Mitsubishi UFJ Financial Group Inc (Japan) 2.126% (USD LIBOR + 1.880%) due 03/01/21 §	269,000	271,014

	Principal Amount	Value
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 2.652% due 09/19/22 ~	$200,000	$206,140
Natwest Group PLC (United Kingdom)
1.775% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	703,410
4.519% due 06/25/24	500,000	539,294
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~	DKK 8,316,690	1,319,297
2.500% due 10/01/47	751	125
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	38,286,114	6,065,581
2.500% due 10/01/47 ~	4,073	679
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$100,000	100,442
Realkredit Danmark AS (Denmark) 2.500% due 04/01/47 ~	DKK 18,359	3,051
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	$1,750,000	2,051,800

		19,883,405

Industrial - 0.5%

Aviation Capital Group LLC 6.750% due 04/06/21 ~	1,500,000	1,532,804
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	708,306

		2,241,110

Technology - 0.1%

Dell International LLC 4.420% due 06/15/21 ~	300,000	307,125
VMware Inc 3.900% due 08/21/27	100,000	111,696

		418,821

Utilities - 0.2%

Baltimore Gas & Electric Co 3.500% due 11/15/21	300,000	308,130
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	103,621
Sempra Energy 0.700% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	500,716

		912,467

Total Corporate Bonds & Notes (Cost $29,804,742)		30,987,329

MORTGAGE-BACKED SECURITIES - 23.8%

Collateralized Mortgage Obligation - Commercial - 0.2%

AREIT Trust 2.772% (USD LIBOR + 2.620%) due 04/14/37 § ~	800,000	809,048

Collateralized Mortgage Obligations - Residential - 5.1%

Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	1,136,771	1,143,271
Bear Stearns Adjustable Rate Mortgage Trust 4.379% due 01/25/35 §	158,043	152,952
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.508% (USD LIBOR + 0.360%) due 03/25/35 § ~	359,313	357,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust
2.570% (UST + 2.400%) due 05/25/35 §	$22,385	$22,342
4.065% due 05/25/42 § ~	846,291	838,623
Eurosail PLC (United Kingdom) 0.220% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 56,853	72,714
Eurosail-UK PLC (United Kingdom) 1.010% (GBP LIBOR + 0.950%) due 06/13/45 § ~	735,928	943,322
Fannie Mae
0.235% (USD LIBOR + 0.060%) due 07/25/37 §	$445,812	438,736
0.298% (USD LIBOR + 0.150%) due 08/25/34 §	85,076	84,422
0.498% (USD LIBOR + 0.350%) due 07/25/37 §	5,044	5,060
0.548% (USD LIBOR + 0.400%) due 03/25/49 §	2,586,414	2,600,332
3.141% due 05/25/35 §	369,310	376,710
Freddie Mac
0.506% (USD LIBOR + 0.350%) due 07/15/44 §	642,767	646,043
0.602% (USD LIBOR + 0.450%) due 09/15/42 §	1,602,169	1,623,673
Government National Mortgage Association
0.599% (USD LIBOR + 0.150%) due 08/20/68 §	1,061,183	1,051,391
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	903,891	923,555
Great Hall Mortgages No 1 PLC (United Kingdom)
0.182% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 21,980	27,890
0.202% (GBP LIBOR + 0.150%) due 06/18/38 § ~	27,097	34,409
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$149,520	170,286
GSR Mortgage Loan Trust 4.024% due 01/25/35 §	116,928	112,130
HarborView Mortgage Loan Trust 0.496% (USD LIBOR + 0.340%) due 06/20/35 §	2,425,788	2,384,127
Hawksmoor Mortgages (United Kingdom) 1.112% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,657,339	2,144,814
HomeBanc Mortgage Trust 0.478% (USD LIBOR + 0.330%) due 10/25/35 §	$58,329	58,458
Impac CMB Trust 1.148% (USD LIBOR + 1.000%) due 07/25/33 §	71,975	69,432
JP Morgan Mortgage Trust 3.215% due 07/25/35 §	131,519	132,492
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.592% (USD LIBOR + 0.440%) due 12/15/30 §	126,857	123,001
0.852% (USD LIBOR + 0.700%) due 11/15/31 §	156,257	155,074
NCUA Guaranteed Notes Trust 0.605% (USD LIBOR + 0.450%) due 10/07/20 §	918,476	918,386
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	677,966	725,099
Residential Mortgage Securities 32 PLC (United Kingdom) 1.307% (SONIA + 1.250%) due 06/20/70 § ~	GBP 700,000	908,769
Sequoia Mortgage Trust 0.506% (USD LIBOR + 0.350%) due 10/19/26 §	$101,268	99,124

	Principal Amount	Value
Stratton Mortgage Funding PLC (United Kingdom) 1.262% (SONIA + 1.200%) due 05/25/51 § ~	GBP 802,473	$1,036,108
Structured Adjustable Rate Mortgage Loan Trust
3.170% due 02/25/34 §	$36,182	35,321
3.239% due 08/25/35 §	3,461	3,353
Structured Asset Mortgage Investments II Trust
0.406% (USD LIBOR + 0.250%) due 07/19/35 §	308,860	293,328
0.816% (USD LIBOR + 0.660%) due 10/19/34 §	165,932	164,615
Thornburg Mortgage Securities Trust 0.768% (USD LIBOR + 0.620%) due 06/25/44 §	2,485,388	2,402,983
Towd Point Mortgage Funding PLC (United Kingdom) 1.101% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 1,448,677	1,878,452
WaMu Mortgage Pass-Through Certificates Trust 2.369% due 08/25/35 §	$19,617	18,903

		25,177,318

Fannie Mae - 17.2%

due 12/01/50 #	27,300,000	28,419,346
2.370% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	137,160	137,899
2.440% (UST + 2.190%) due 12/01/22 §	900	902
2.449% (USD LIBOR + 1.538%) due 01/01/36 §	49,465	49,921
2.675% (USD LIBOR + 0.675%) due 02/01/36 §	72,140	72,247
2.905% (USD LIBOR + 1.673%) due 05/01/35 §	10,406	10,587
3.000% due 11/01/50	9,700,000	10,164,160
3.380% (USD LIBOR + 1.308%) due 11/01/35 §	27,526	27,702
3.500% due 11/01/50	10,790,000	11,390,498
3.519% (USD LIBOR + 1.416%) due 12/01/34 §	28,194	29,251
3.644% (USD LIBOR + 1.644%) due 03/01/35 §	153,472	154,054
3.759% (USD LIBOR + 2.000%) due 04/01/35 §	221,512	227,066
3.905% (USD LIBOR + 1.780%) due 11/01/35 §	9,020	9,042
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	46,415	46,651
4.000% due 11/01/50	31,600,000	33,735,469
4.192% (USD LIBOR + 1.942%) due 09/01/35 §	12,658	12,674
5.000% (US FED + 1.250%) due 08/01/24 §	2,858	2,866

		84,490,335

Freddie Mac - 0.0%

2.405% (USD LIBOR + 1.731%) due 08/01/35 §	2,911	3,002
3.640% (USD LIBOR + 1.765%) due 10/01/35 §	16,159	16,186
3.785% (USD LIBOR + 1.815%) due 03/01/36 §	26,856	26,971
3.945% (UST + 2.225%) due 01/01/34 §	90,116	94,968

		141,127

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 1.3%

due 12/01/50 #	$6,000,000	$6,277,500
2.500% due 11/01/50	300,000	314,449
2.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	11,701	11,928
3.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	9,626	9,820
3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	12,037	12,338
3.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	14,763	15,042

		6,641,077

Total Mortgage-Backed Securities (Cost $116,904,105)		117,258,905

ASSET-BACKED SECURITIES - 6.7%

ACE Securities Corp Home Equity Loan Trust 0.928% (USD LIBOR + 0.780%) due 04/25/34 §	884,109	862,368
AlbaCore Euro CLO I DAC (Ireland) 1.530% (EUR LIBOR + 1.530%) due 07/18/31 § ~	EUR 250,000	295,395
Anchorage Capital CLO 16 Ltd (Cayman) due 10/20/31 # ~	$400,000	400,000
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.188% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	129,224
Asset-Backed Funding Corp Trust 0.748% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	106,850
Atrium CLO XII (Cayman) 1.088% (USD LIBOR + 0.830%) due 04/22/27 § ~	692,096	689,133
Benefit Street Partners CLO VII Ltd (Cayman) 1.052% (USD LIBOR + 0.780%) due 07/18/27 § ~	234,234	233,254
Brookside Mill CLO Ltd (Cayman) 1.093% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,172,640	3,146,916
California Street CLO XII Ltd (Cayman) 1.305% (USD LIBOR + 1.030%) due 10/15/25 § ~	1,609,210	1,606,476
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 216,305	253,640
Citigroup Mortgage Loan Trust 0.293% (USD LIBOR + 0.145%) due 09/25/36 § ~	$490,761	469,907
CoreVest American Finance Trust 2.968% due 10/15/49 ~	173,284	176,820
Credit-Based Asset Servicing & Securitization LLC 1.198% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,022,096
Elmwood CLO I Ltd (Cayman) 1.622% (USD LIBOR + 1.350%) due 04/20/30 § ~	2,500,000	2,499,981
Freddie Mac Structured Pass-Through Certificates 0.278% (USD LIBOR + 0.130%) due 08/25/31 §	74,504	70,782

	Principal Amount	Value
Halcyon Loan Advisors Funding CLO Ltd (Cayman) 1.192% (USD LIBOR + 0.920%) due 04/20/27 § ~	$278,980	$278,233
Home Equity Asset Trust 1.003% (USD LIBOR + 0.855%) due 08/25/34 §	193,817	192,395
ICG US CLO Ltd (Cayman) due 10/22/31 # ~	900,000	900,000
Jamestown CLO IV Ltd (Cayman) 0.965% (USD LIBOR + 0.690%) due 07/15/26 § ~	170,888	170,895
Jamestown CLO V Ltd (Cayman) 1.493% (USD LIBOR + 1.220%) due 01/17/27 § ~	917,671	916,918
Jubilee CLO BV (Netherlands) 0.402% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	349,495
LoanCore Issuer Ltd (Cayman) 1.282% (USD LIBOR + 1.130%) due 05/15/36 § ~	$700,000	693,027
Mackay Shields Euro CLO-2 DAC (Ireland) 1.550% (EUR LIBOR + 1.550%) due 08/15/33 § ~	EUR 250,000	294,805
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	250,000	291,745
Marlette Funding Trust 2.690% due 09/17/29 ~	$75,753	76,479
Merrill Lynch Mortgage Investors Trust 0.868% (USD LIBOR + 0.720%) due 10/25/35 §	622,129	561,037
MidOcean Credit CLO (Cayman) 1.522% due 01/20/29 § ~	2,400,000	2,391,416
Morgan Stanley ABS Capital I Inc Trust
0.808% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	581,469
1.123% (USD LIBOR + 0.975%) due 07/25/34 §	103,293	101,271
OCP CLO Ltd (Cayman)
1.075% (USD LIBOR + 0.800%) due 07/15/27 § ~	287,952	287,052
1.123% (USD LIBOR + 0.850%) due 04/17/27 § ~	122,570	122,621
OZLM XXIII Ltd (Cayman) 1.745% due 04/15/32 § ~	1,300,000	1,296,708
Palmer Square European Loan Funding DAC (Ireland) due 01/15/30 # ~	EUR 1,000,000	1,178,312
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.138% (USD LIBOR + 0.990%) due 09/25/34 §	$358,405	358,395
RAMP Trust 0.668% (USD LIBOR + 0.520%) due 11/25/35 §	2,400,000	2,390,909
Renaissance Home Equity Loan Trust 0.908% (USD LIBOR + 0.760%) due 12/25/32 §	206,578	199,279
Saxon Asset Securities Trust 0.458% (USD LIBOR + 0.310%) due 09/25/37 §	250,332	242,661
SLM Private Education Loan Trust 2.402% (USD LIBOR + 2.250%) due 06/16/42 § ~	58,876	58,969
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	EUR 41,472	48,584
0.019% (EUR LIBOR + 0.180%) due 01/25/24 §	111,214	130,435
0.795% (USD LIBOR + 0.550%) due 10/25/64 § ~	938,194	908,952

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SP-STATIC CLO 1 Ltd (Cayman) 1.635% (USD LIBOR + 1.400%) due 07/22/28 § ~	$700,000	$699,618
Structured Asset Securities Corp Mortgage Loan Trust 1.657% (USD LIBOR + 1.500%) due 04/25/35 §	378,236	371,823
Sudbury Mill CLO Ltd (Cayman) 1.423% (USD LIBOR + 1.150%) due 01/17/26 § ~	1,145,306	1,143,067
Symphony CLO XIV Ltd (Cayman) 1.218% (USD LIBOR + 0.950%) due 07/14/26 § ~	245,479	244,190
THL Credit Wind River CLO Ltd (Cayman) 1.145% (USD LIBOR + 0.870%) due 10/15/27 § ~	173,659	172,634
1.155% (USD LIBOR + 0.880%) due 01/15/26 § ~	89,811	89,479
Tralee CLO III Ltd (Cayman) 1.302% (USD LIBOR + 1.030%) due 10/20/27 § ~	510,201	509,095
United States Small Business Administration 5.290% due 12/01/27	670,234	723,734
Venture 35 CLO Ltd (Cayman) 1.408% (USD LIBOR + 1.150%) due 10/22/31 § ~	1,400,000	1,399,469
Venture XXI CLO Ltd (Cayman) 1.155% (USD LIBOR + 0.880%) due 07/15/27 § ~	555,625	552,788

Total Asset-Backed Securities (Cost $32,956,426)		32,890,801

U.S. TREASURY OBLIGATIONS - 103.8%

U.S. Treasury Inflation Protected Securities - 103.7%
0.125% due 04/15/21 ^	23,017,067	23,116,938
0.125% due 01/15/22 ^ ‡	927,110	941,808
0.125% due 04/15/22 ^ ‡	15,850,474	16,131,278
0.125% due 01/15/23 ^ ‡	6,617,258	6,819,282
0.125% due 10/15/24 ^	5,659,360	6,008,180
0.125% due 04/15/25 ^	7,692,473	8,188,903
0.125% due 07/15/26 ^	17,962,065	19,482,262
0.125% due 01/15/30 ^ ‡	7,994,809	8,837,055
0.125% due 07/15/30 ^	7,274,880	8,090,514
0.250% due 07/15/29 ^	13,167,906	14,734,199
0.250% due 02/15/50 ^	2,156,328	2,543,374
0.375% due 07/15/23 ^	7,124,352	7,473,614
0.375% due 07/15/25 ^	9,784,716	10,625,132
0.375% due 01/15/27 ^	22,570,239	24,844,651
0.375% due 07/15/27 ^	35,367,675	39,321,177
0.500% due 04/15/24 ^	4,622,220	4,908,390
0.500% due 01/15/28 ^	30,822,013	34,587,476
0.625% due 04/15/23 ^	32,200,482	33,685,448
0.625% due 01/15/24 ^	22,289,580	23,690,016
0.625% due 01/15/26 ^	20,120,554	22,181,423
0.625% due 02/15/43 ^	1,836,635	2,262,048
0.750% due 07/15/28 ^	9,133,466	10,525,560
0.750% due 02/15/42 ^	18,286,197	22,995,742
0.750% due 02/15/45 ^	3,927,428	4,997,567
0.875% due 01/15/29 ^	5,027,204	5,857,367
0.875% due 02/15/47 ^	4,081,304	5,425,639
1.000% due 02/15/46 ^	10,966,100	14,785,271
1.000% due 02/15/48 ^	1,365,689	1,882,251
1.375% due 02/15/44 ^	16,911,239	24,039,819
1.750% due 01/15/28 ^	2,595,560	3,162,229
2.000% due 01/15/26 ^	15,211,034	17,923,402
2.125% due 02/15/40 ^	5,237,751	8,023,414

	Principal Amount	Value
2.125% due 02/15/41 ^	$4,388,782	$6,815,603
2.375% due 01/15/25 ^	11,406,939	13,244,000
2.375% due 01/15/27 ^	115,614	142,609
2.500% due 01/15/29 ^	6,633,887	8,668,036
3.625% due 04/15/28 ^	22,352,278	30,652,915
3.875% due 04/15/29 ^	8,451,230	12,153,121

		509,767,713

U.S. Treasury Notes – 0.1%

1.750% due 12/31/24 ‡	550,000	585,385

Total U.S. Treasury Obligations (Cost $467,967,098)		510,353,098

FOREIGN GOVERNMENT BONDS & NOTES - 9.4%

Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,590,000	2,211,514
3.000% due 09/20/25 ^ ~	3,090,000	3,289,109
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,343,270	2,326,165
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,492,790	4,355,947
0.250% due 07/25/24 ^ ~	1,701,904	2,099,317
Italy Buoni Poliennali Del Tesoro (Italy) 1.400% due 05/26/25 ^ ~	8,975,700	10,996,949
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^	JPY 352,120,060	3,335,400
0.100% due 03/10/29 ^	281,553,570	2,668,305
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 13,070,860	9,803,132
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	752,784
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,368,990
United Kingdom Gilt Inflation Linked (United Kingdom) 1.250% due 11/22/27 ^ ~	GBP 1,652,135	2,861,879

Total Foreign Government Bonds & Notes (Cost $45,073,267)		46,069,491

SHORT-TERM INVESTMENTS - 3.6%

Repurchase Agreements - 3.6%

Bank of America Securities, Inc. 0.100% due 10/01/20 (Dated 09/30/20, repurchase price of $13,702,538; collateralized by U.S. Treasury Inflation Protected Securities: 0.500% due 01/15/28 and value $13,030,855)	$13,702,500	13,702,500
Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $4,140,144; collateralized by U.S. Treasury Notes: 0.125% due 07/15/24 and value $4,222,986)	4,140,144	4,140,144

		17,842,644

Total Short-Term Investments (Cost $17,842,644)		17,842,644

TOTAL INVESTMENTS - 153.6% (Cost $710,548,282)		755,402,268

DERIVATIVES - (0.2%)		(928,423)

OTHER ASSETS & LIABILITIES, NET - (53.4%)		(262,544,561)

NET ASSETS - 100.0%		$491,929,284

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended September 30, 2020 was $1,073,951 at a weighted average interest rate of 0.538%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2020 was $146,482,838 at a weighted average interest rate of 0.797%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	10/20	99	$12,845,350	$12,845,250	($100)
Euro-Bobl	11/20	11	1,353,011	1,353,000	(11)
Euro-Bobl	12/20	67	10,603,957	10,618,162	14,205
Euro-Bund	11/20	106	16,642,107	16,642,000	(107)
Euro-Bund	12/20	106	21,582,176	21,689,289	107,113
Euro-Schatz	11/20	823	96,063,789	96,063,000	(789)
U.S. Treasury 5-Year Notes	12/20	44	5,540,276	5,545,375	5,099
U.S. Treasury Ultra 10-Year Notes	12/20	103	16,459,821	16,471,953	12,132
U.S. Treasury Ultra Long Bonds	12/20	38	8,488,144	8,428,875	(59,269)

					78,273

Short Futures Outstanding
Australia Treasury 3-Year Bond	12/20	36	3,016,544	3,024,744	(8,200)
Australia Treasury 10-Year Notes	12/20	15	1,590,507	1,605,039	(14,532)
Euro-BTP	12/20	44	7,533,597	7,613,326	(79,729)
Euro-Buxl	12/20	27	6,920,824	7,049,190	(128,366)
Euro-OAT	12/20	1	196,806	197,616	(810)
Euro-Schatz	12/20	823	108,319,270	108,351,559	(32,289)
Japan 10-Year Bonds	12/20	4	5,754,550	5,769,118	(14,568)
Long Gilt	12/20	14	2,451,674	2,458,812	(7,138)
U.S. Treasury 2-Year Notes	12/20	6	1,325,665	1,325,766	(101)
U.S. Treasury 10-Year Notes	12/20	572	79,616,171	79,811,875	(195,704)
U.S. Treasury 30-Year Bonds	12/20	145	25,633,574	25,560,781	72,793

					(408,644)

Total Futures Contracts					($330,371)

(c)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	4,730,965	USD	3,332,681	10/20	UBS	$55,872	$-
BRL	4,358,000	USD	843,919	10/20	JPM	-	(67,908)
DKK	38,903,799	USD	6,085,654	10/20	BOA	41,025	-
DKK	26,932,213	USD	4,224,654	10/20	CIT	16,707	-
GBP	8,219,000	USD	10,573,554	10/20	HSB	31,826	-
JPY	379,019,323	USD	3,589,878	10/20	BNP	3,914	-
JPY	188,410,422	USD	1,787,575	10/20	MSC	-	(1,102)
JPY	111,370,255	USD	1,055,242	10/20	TDB	750	-
MXN	27,153,077	USD	1,205,385	10/20	JPM	19,922	-
PEN	2,030,928	USD	578,003	10/20	CIT	-	(14,426)
USD	1,671,707	AUD	2,287,137	10/20	HSB	33,546	-
USD	1,126,282	AUD	1,565,211	10/20	MSC	5,200	-
USD	2,902,274	AUD	4,026,652	10/20	UBS	18,185	-
USD	3,332,927	AUD	4,730,965	11/20	UBS	-	(55,872)
USD	796,374	BRL	4,358,000	10/20	JPM	20,363	-
USD	320,949	CAD	421,994	10/20	CIT	4,028	-
USD	746,280	CAD	980,659	10/20	HSB	9,798	-
USD	1,255,580	CAD	1,642,346	10/20	TDB	22,167	-
USD	2,693,538	DKK	17,788,519	10/20	CIT	-	(107,847)
USD	1,250,473	DKK	8,238,994	10/20	JPM	-	(47,026)
USD	5,471,247	DKK	36,177,365	10/20	MSC	-	(226,065)
USD	1,466,481	DKK	9,714,207	10/20	SGN	-	(63,340)
USD	6,092,467	DKK	38,903,799	12/20	BOA	-	(40,657)
USD	4,229,470	DKK	26,932,213	12/20	CIT	-	(16,352)
USD	928,414	DKK	5,900,226	12/20	GSC	-	(1,748)
USD	5,722,765	EUR	4,825,000	10/20	BNP	65,695	-
USD	1,022,794	EUR	862,000	10/20	HSB	12,142	-
USD	13,775,693	EUR	11,511,000	10/20	TDB	279,623	-
USD	20,180,408	EUR	17,198,000	11/20	TDB	3,300	-
USD	10,862,889	GBP	8,219,000	10/20	CIT	257,509	-
USD	10,575,264	GBP	8,219,000	11/20	HSB	-	(31,889)
USD	1,283,904	JPY	136,116,239	10/20	BNP	-	(6,726)
USD	1,000,755	JPY	106,371,008	10/20	HSB	-	(7,835)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,241,903	JPY	131,693,285	10/20	MSC	$-	($6,789)
USD	1,137,427	JPY	120,578,156	10/20	TDB	-	(5,873)
USD	1,731,889	JPY	184,041,312	10/20	UBS	-	(13,157)
USD	3,591,215	JPY	379,019,323	11/20	BNP	-	(3,881)
USD	1,788,245	JPY	188,410,422	11/20	MSC	1,124	-
USD	1,055,635	JPY	111,370,255	11/20	TDB	-	(740)
USD	1,193,752	MXN	27,153,077	10/20	JPM	-	(31,554)
USD	9,910,321	NZD	14,743,333	10/20	MSC	156,872	-
USD	9,695,328	NZD	14,743,333	11/20	BNP	-	(57,964)
USD	575,497	PEN	2,030,928	10/20	CIT	11,920	-

Total Forward Foreign Currency Contracts						$1,071,488	($808,751)

(d)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 33 5Y	0.500%	10/21/20	DUB	EUR 1,000,000	$898	($105)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	JPM	1,200,000	1,011	(126)
Call - iTraxx Main 33 5Y	0.475%	11/18/20	BNP	1,000,000	816	(208)
Call - iTraxx Main 33 5Y	0.475%	11/18/20	BOA	500,000	385	(104)
Call - iTraxx Main 33 5Y	0.475%	11/18/20	GSC	1,000,000	810	(208)
Call - iTraxx Main 33 5Y	0.450%	12/16/20	BNP	700,000	573	(172)
Call - iTraxx Main 33 5Y	0.450%	12/16/20	BOA	1,100,000	749	(271)
Call - iTraxx Main 33 5Y	0.450%	12/16/20	CSF	1,100,000	648	(271)
Call - iTraxx Main 33 5Y	0.450%	12/16/20	DUB	700,000	635	(172)
Call - iTraxx Main 33 5Y	0.475%	12/16/20	BNP	800,000	664	(311)
Call - iTraxx Main 33 5Y	0.475%	12/16/20	BOA	1,700,000	1,315	(660)

					8,504	(2,608)

Credit Default Swaptions on Credit Indices – Sell Protection

Put - iTraxx Main 33 5Y	0.750%	10/21/20	BNP	500,000	593	(424)
Put - CDX IG34 5Y	0.900%	10/21/20	BOA	$1,700,000	1,700	(3,859)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	DUB	EUR 1,000,000	2,470	(51)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	JPM	1,200,000	3,034	(61)
Put - iTraxx Main 33 5Y	0.900%	11/18/20	BNP	1,000,000	1,164	(1,120)
Put - iTraxx Main 33 5Y	0.900%	11/18/20	BOA	500,000	533	(560)
Put - iTraxx Main 33 5Y	0.900%	11/18/20	GSC	1,000,000	1,124	(1,120)
Put - CDX IG34 5Y	0.950%	11/18/20	BNP	$1,400,000	1,680	(4,755)
Put - CDX IG34 5Y	1.000%	11/18/20	BOA	1,500,000	2,550	(4,263)
Put - CDX IG34 5Y	1.000%	11/18/20	GSC	700,000	665	(1,990)
Put - CDX IG34 5Y	1.050%	11/18/20	DUB	700,000	805	(1,674)
Put - iTraxx Main 33 5Y	0.800%	12/16/20	BNP	EUR 700,000	996	(1,898)
Put - iTraxx Main 33 5Y	0.800%	12/16/20	BOA	1,100,000	1,596	(2,982)
Put - iTraxx Main 33 5Y	0.800%	12/16/20	CSF	1,100,000	1,749	(2,982)
Put - iTraxx Main 33 5Y	0.800%	12/16/20	DUB	700,000	913	(1,898)
Put - iTraxx Main 33 5Y	0.850%	12/16/20	BNP	800,000	1,068	(1,849)
Put - iTraxx Main 34 5Y	0.850%	12/16/20	BNP	700,000	1,482	(1,491)
Put - iTraxx Main 33 5Y	0.850%	12/16/20	BOA	1,700,000	2,151	(3,928)
Put - iTraxx Main 34 5Y	0.850%	12/16/20	GSC	1,300,000	2,403	(2,770)
Put - iTraxx Main 34 5Y	0.900%	12/16/20	DUB	200,000	410	(366)
Put - iTraxx Main 34 5Y	0.950%	12/16/20	BOA	400,000	704	(635)
Put - CDX IG34 5Y	0.950%	12/16/20	MSC	$600,000	1,275	(2,853)
Put - CDX IG34 5Y	1.000%	12/16/20	BNP	1,500,000	3,075	(6,262)
Put - CDX IG34 5Y	1.000%	12/16/20	BRC	1,700,000	2,125	(7,097)
Put - CDX IG34 5Y	1.000%	12/16/20	DUB	1,000,000	1,750	(4,174)
Put - CDX IG34 5Y	1.000%	12/16/20	GSC	3,400,000	6,655	(14,193)
Put - CDX IG34 5Y	1.000%	12/16/20	JPM	1,000,000	1,450	(4,174)
Put - CDX IG33 5Y	2.500%	03/17/21	GSC	1,400,000	980	(1,658)
Put - iTraxx Main 32 5Y	2.500%	03/17/21	GSC	EUR 1,100,000	845	(281)

					47,945	(81,368)

Total Credit Default Swaptions on Credit Indices					$56,449	($83,976)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10 ]	05/16/24	JPM	1,300,000	9,035	(59)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(1,047)

						209,517	(1,107)

Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	10/02/20	JPM	$ 3,800,000	70,137	-

Total Inflation Floor/Cap Options						$279,654	($1,107)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 10/14/50	$103.60	10/07/20	JPM	$1,400,000	$3,281	($50)

Put - Fannie Mae 2.000% due 10/14/50	101.60	10/07/20	JPM	1,400,000	5,031	(31)
Put - Fannie Mae 2.000% due 10/14/50	101.84	10/07/20	JPM	300,000	996	(11)
Put - Fannie Mae 2.000% due 10/14/50	101.98	10/07/20	JPM	400,000	1,313	(19)
Put - Fannie Mae 2.000% due 10/14/50	102.29	10/07/20	JPM	2,600,000	8,125	(221)
Put - Fannie Mae 2.500% due 10/14/50	104.50	10/07/20	GSC	1,300,000	2,438	(156)

					17,903	(438)

Total Options on Securities					$21,184	($488)

Total Written Options					$357,287	($85,571)

(e)	Swap agreements outstanding as of September 30, 2020 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.207%	EUR 240,000	$583	$589	($6)
General Electric Co	Q	1.000%	12/20/20	ICE	0.570%	$100,000	124	(195)	319
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.693%	200,000	15,136	8,839	6,297
General Electric Co	Q	1.000%	12/20/23	ICE	1.070%	300,000	(587)	(10,890)	10,303

							$15,256	($1,657)	$16,913

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	$22,300,000	($158,519)	($309,928)	$151,409

Total Credit Default Swaps						($143,263)	($311,585)	$168,322

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.860%	U.S. CPI Urban Consumers	Z/Z	LCH	06/15/21	$700,000	($6,576)	$-	($6,576)
0.900%	U.S. CPI Urban Consumers	Z/Z	LCH	06/17/21	4,500,000	(42,964)	-	(42,964)
1.030%	U.S. CPI Urban Consumers	Z/Z	LCH	06/18/21	4,300,000	(36,662)	50	(36,712)
1.338%	U.S. CPI Urban Consumers	Z/Z	LCH	06/29/21	200,000	(1,701)	-	(1,701)
1.335%	U.S. CPI Urban Consumers	Z/Z	LCH	07/01/21	400,000	(3,633)	-	(3,633)
1.690%	U.S. CPI Urban Consumers	Z/Z	LCH	08/07/21	5,300,000	(34,503)	(250)	(34,253)
1.825%	U.S. CPI Urban Consumers	Z/Z	LCH	08/14/21	2,800,000	(11,728)	-	(11,728)
1.840%	U.S. CPI Urban Consumers	Z/Z	LCH	08/14/21	1,500,000	(6,057)	(75)	(5,982)
1.863%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/21	900,000	(1,961)	(100)	(1,861)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	78,245	125	78,120
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	5,700,000	95,387	133,847	(38,460)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	7,918	-	7,918
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	49,711	-	49,711
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	41,379	-	41,379
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	185,925	-	185,925
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(16,893)	(3,109)	(13,784)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	5,614	642	4,972
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 1,600,000	19,646	-	19,646
3.480%	GBP Retail Price	Z/Z	LCH	01/15/30	1,100,000	21,508	14,849	6,659
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	51,531	(214,684)	266,215
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(52,967)	57,700	(110,667)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	33,930	7,797	26,133
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	560,000	11,428	(26,586)	38,014

						$386,577	($29,794)	$416,371

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	($39,441)	$-	($39,441)
1.592%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/21	$5,700,000	(35,959)	(532)	(35,427)
1.488%	U.S. CPI Urban Consumers	Z/Z	LCH	10/01/21	700,000	(3,254)	-	(3,254)
0.090%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/22	EUR 5,700,000	8,017	-	8,017
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	1,400,000	3,061	(160)	3,221
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	(22,147)	-	(22,147)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(213,894)	-	(213,894)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(203,810)	(801)	(203,009)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(43,618)	-	(43,618)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(71,597)	-	(71,597)
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	900,000	7,513	-	7,513
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	987	-	987
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(83,144)	(4,918)	(78,226)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(651,505)	10,871	(662,376)

						($1,348,791)	$4,460	($1,353,251)

Total Interest Rate Swaps						($962,214)	($25,334)	($936,880)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Total Return Swaps – Long
Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 10/05/20	0.180%	Z	BNP	10/05/20	$20,000,000	($6,660)	$-	($6,660)

Total Swap Agreements						($1,112,137)	($336,919)	($775,218)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$30,987,329	$-	$30,987,329	$-
	Mortgage-Backed Securities	117,258,905	-	117,258,905	-
	Asset-Backed Securities	32,890,801	-	32,890,801	-
	U.S. Treasury Obligations	510,353,098	-	510,353,098	-
	Foreign Government Bonds & Notes	46,069,491	-	46,069,491	-
	Short-Term Investments	17,842,644	-	17,842,644	-
	Derivatives:
	Credit Contracts
	Swaps	168,328	-	168,328	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,071,488	-	1,071,488	-
	Interest Rate Contracts
	Futures	211,342	211,342	-	-
	Swaps	744,430	-	744,430	-

	Total Interest Rate Contracts	955,772	211,342	744,430	-

	Total Asset - Derivatives	2,195,588	211,342	1,984,246	-

	Total Assets	757,597,856	211,342	757,386,514	-

Liabilities	Sale-buyback Financial Transactions	(247,533,318)	-	(247,533,318)	-
	Derivatives:
	Credit Contracts
	Written Options	(83,976)	-	(83,976)	-
	Swaps	(6)	-	(6)	-

	Total Credit Contracts	(83,982)	-	(83,982)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(808,751)	-	(808,751)	-
	Interest Rate Contracts
	Futures	(541,713)	(541,713)	-	-
	Written Options	(1,595)	-	(1,595)	-
	Swaps	(1,687,970)	-	(1,687,970)	-

	Total Interest Rate Contracts	(2,231,278)	(541,713)	(1,689,565)	-

	Total Liabilities - Derivatives	(3,124,011)	(541,713)	(2,582,298)	-

	Total Liabilities	(250,657,329)	(541,713)	(250,115,616)	-

	Total	$506,940,527	($330,371)	$507,270,898	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Communications - 0.9%

AT&T Mobility II LLC Series A *	1,148,058	$31,056,966

Total Preferred Stocks (Cost $31,052,577)		31,056,966

	Principal Amount
CORPORATE BONDS & NOTES - 43.6%

Basic Materials - 0.5%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	9,147,615
Reliance Steel & Aluminum Co 1.300% due 08/15/25	5,400,000	5,406,528
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,650,010

		19,204,153

Communications - 2.8%

Amazon.com Inc 5.200% due 12/03/25	200,000	243,695
AT&T Inc
1.650% due 02/01/28	8,900,000	8,930,609
2.750% due 06/01/31	9,700,000	10,227,264
3.000% due 06/30/22	3,895,000	4,050,530
4.350% due 03/01/29	4,500,000	5,289,318
CenturyLink Inc 4.000% due 02/15/27 ~	2,600,000	2,644,928
Charter Communications Operating LLC 4.464% due 07/23/22	8,350,000	8,844,135
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	304,453
eBay Inc 2.750% due 01/30/23	2,439,000	2,558,725
Entercom Media Corp 7.250% due 11/01/24 ~ ‡	5,300,000	4,442,063
Expedia Group Inc 7.000% due 05/01/25 ~	3,000,000	3,247,392
Level 3 Financing Inc 3.400% due 03/01/27 ~	2,000,000	2,158,186
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	826,120
Sprint Corp 7.250% due 09/15/21	600,000	628,500
7.875% due 09/15/23	1,200,000	1,377,150
T-Mobile USA Inc
2.050% due 02/15/28 ~	3,000,000	3,069,870
2.550% due 02/15/31 ~	8,400,000	8,713,572
3.875% due 04/15/30 ~	3,100,000	3,528,668
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,880,756
The Walt Disney Co 2.650% due 01/13/31	6,600,000	7,124,403
Verizon Communications Inc 3.376% due 02/15/25	10,679,000	11,902,749
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,996,067

		98,989,153

	Principal Amount	Value
Consumer, Cyclical - 6.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	$1,775,652	$1,713,627
Alaska Airlines Pass-Through Trust ‘A’ 4.800% due 02/15/29 ~	6,100,000	6,410,173
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,405,329
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,539,983	1,993,842
4.000% due 01/15/27	2,663,783	2,223,353
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	2,879,187	2,701,287
BMW Finance NV (Germany) 2.250% due 08/12/22 ~	4,800,000	4,958,505
Daimler Finance North America LLC (Germany)
0.687% (USD LIBOR + 0.430%) due 02/12/21 § ~	3,900,000	3,900,322
2.000% due 07/06/21 ~	1,400,000	1,415,096
2.550% due 08/15/22 ~	10,500,000	10,853,933
2.850% due 01/06/22 ~	2,300,000	2,361,572
2.875% due 03/10/21 ~	1,300,000	1,313,501
3.350% due 05/04/21 ~	6,300,000	6,401,201
3.700% due 05/04/23 ~	6,200,000	6,654,936
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,726,143	2,730,643
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,207,511
5.750% due 08/15/23	4,500,000	5,083,378
Ford Motor Credit Co LLC
0.000% (EUR LIBOR + 0.430%) due 05/14/21 §	EUR2,400,000	2,766,859
1.114% (USD LIBOR + 0.810%) due 04/05/21 §	$7,600,000	7,489,300
1.515% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,602,541
3.021% due 03/06/24	EUR4,900,000	5,648,057
3.336% due 03/18/21	$6,200,000	6,211,160
5.584% due 03/18/24	9,200,000	9,582,605
General Motors Financial Co Inc
1.349% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,599,680
1.818% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,105,815
2.450% due 11/06/20	7,800,000	7,812,619
3.550% due 07/08/22	8,800,000	9,105,253
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34	8,800,000	9,144,557
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	535,619	445,903
Marriott International Inc 2.125% due 10/03/22	6,300,000	6,320,431
Newell Brands Inc 4.350% due 04/01/23	1,121,000	1,170,044
Nissan Motor Acceptance Corp
2.550% due 03/08/21 ~	3,600,000	3,618,810
2.600% due 09/28/22 ~	600,000	606,226
2.650% due 07/13/22 ~	3,000,000	3,033,152
3.150% due 03/15/21 ~	1,300,000	1,310,688
3.875% due 09/21/23 ~	3,400,000	3,523,638
Nissan Motor Co Ltd (Japan) 4.810% due 09/17/30 ~	8,900,000	8,941,881
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	3,500,000	3,612,817
QVC Inc 4.375% due 03/15/23	3,600,000	3,753,882

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Starbucks Corp 2.550% due 11/15/30	$9,700,000	$10,285,583
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	7,400,000	7,643,857
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	969,514
Volkswagen Group of America Finance LLC (Germany)
1.197% (USD LIBOR + 0.940%) due 11/12/21 § ~	5,900,000	5,929,978
4.000% due 11/12/21 ~	10,000,000	10,376,155
4.250% due 11/13/23 ~	5,400,000	5,939,091
4.625% due 11/13/25 ~	1,000,000	1,163,144
4.750% due 11/13/28 ~	5,900,000	7,057,469
Volkswagen International Finance NV (Germany) 1.069% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,300,000	2,740,894
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,547,852
Whirlpool Corp 4.600% due 05/15/50	$7,900,000	9,805,166
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,079,750

		242,272,580

Consumer, Non-Cyclical - 6.3%

AbbVie Inc
2.600% due 11/21/24 ~	8,100,000	8,598,260
3.200% due 11/06/22	4,400,000	4,636,262
3.450% due 03/15/22 ~	3,000,000	3,108,934
5.000% due 12/15/21 ~	3,800,000	3,961,910
Amgen Inc 2.600% due 08/19/26	8,100,000	8,800,404
Anthem Inc 2.375% due 01/15/25	3,400,000	3,615,480
Bacardi Ltd (Bermuda)
4.450% due 05/15/25 ~	6,700,000	7,489,764
4.500% due 01/15/21 ~	3,400,000	3,404,283
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,700,000	6,946,806
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,782,385
Bayer US Finance II LLC (Germany)
1.260% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	706,832
3.875% due 12/15/23 ~	6,200,000	6,782,008
4.375% due 12/15/28 ~	7,400,000	8,696,025
Block Financial LLC 3.875% due 08/15/30	6,600,000	6,643,090
Cigna Corp 0.896% (USD LIBOR + 0.650%) due 09/17/21 §	800,000	800,163
Conagra Brands Inc
3.800% due 10/22/21	440,000	455,132
4.300% due 05/01/24	4,400,000	4,910,862
Constellation Brands Inc 3.700% due 12/06/26	4,400,000	5,035,108
CVS Pass-Through Trust 6.943% due 01/10/30	182,556	217,817
Danone SA (France) 2.589% due 11/02/23 ~	2,300,000	2,428,205
Duke University 2.682% due 10/01/44	9,600,000	10,009,076
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	4,078,797
Emory University 2.143% due 09/01/30	6,400,000	6,710,422
ERAC USA Finance LLC 2.700% due 11/01/23 ~	5,300,000	5,575,288

	Principal Amount	Value
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	$2,300,000	$2,341,884
General Mills Inc 1.283% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,011,416
HCA Inc
4.750% due 05/01/23	100,000	109,149
5.000% due 03/15/24	5,600,000	6,280,376
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	9,527,436
3.875% due 07/26/29 ~	3,300,000	3,585,469
Johnson & Johnson 0.950% due 09/01/27	9,800,000	9,815,915
JT International Financial Services BV (Japan) 3.500% due 09/28/23 ~	4,100,000	4,437,210
Keurig Dr Pepper Inc 4.057% due 05/25/23	5,200,000	5,657,855
Mylan Inc 4.200% due 11/29/23	1,500,000	1,645,801
Mylan NV 2.250% due 11/22/24 ~	EUR 6,100,000	7,619,365
PayPal Holdings Inc 2.400% due 10/01/24	$8,600,000	9,124,163
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	3,417,000	3,510,048
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,532,603
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	4,500,000	4,395,298
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	1,100,000	1,159,844
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,900,000	2,017,818
Sysco Corp 5.650% due 04/01/25	7,300,000	8,639,971
Takeda Pharmaceutical Co Ltd (Japan)
2.050% due 03/31/30	2,600,000	2,639,855
4.400% due 11/26/23	5,900,000	6,561,574
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 6,100,000	7,153,732
Zoetis Inc 2.000% due 05/15/30	$9,700,000	10,009,224

		227,169,319

Energy - 1.4%

ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,497,608
Baker Hughes a GE Co LLC 2.773% due 12/15/22	1,600,000	1,674,080
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,728,982
Chevron Corp 2.236% due 05/11/30	8,000,000	8,501,310
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	4,932,463
Enbridge Inc (Canada) 2.900% due 07/15/22	1,000,000	1,038,233
Energy Transfer Operating LP 4.250% due 03/15/23	2,700,000	2,810,697
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	4,100,000	4,140,280
MPLX LP 3.500% due 12/01/22	1,400,000	1,467,926
Occidental Petroleum Corp 2.900% due 08/15/24	6,000,000	5,101,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	$271,363	$251,011
7.350% PIK due 12/01/26 ~	2,056,083	519,182
Odebrecht Oil & Gas Finance Ltd (Brazil) 0.000% due 10/30/20 ~	1,012,000	3,542
Phillips 66 0.834% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,200,135
Plains All American Pipeline LP 3.650% due 06/01/22	4,400,000	4,507,383
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,277,463	1,395,641
9.750% due 01/06/27 ~	4,485,967	5,080,402
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,226,994

		49,077,669

Financial - 17.2%

AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	8,052,192
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,749,093
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	5,659,939	5,667,014
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	5,066,978
American Express Co 3.700% due 08/03/23	6,200,000	6,721,018
American Tower Corp REIT
2.250% due 01/15/22	599,000	612,830
3.000% due 06/15/23	900,000	953,462
3.375% due 05/15/24	9,500,000	10,291,335
Assurant Inc 1.483% (USD LIBOR + 1.250%) due 03/26/21 §	1,367,000	1,366,593
AvalonBay Communities Inc REIT
2.300% due 03/01/30	9,500,000	10,113,352
3.500% due 11/15/24	500,000	551,603
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,099,037
1.125% due 09/18/25	3,400,000	3,380,173
8.875% due 04/14/21 ~	EUR 6,400,000	7,765,707
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/17 * y ~	1,000,000	181,730
4.750% due 01/15/18 * y ~	5,600,000	1,017,686
Bank of America Corp
0.981% due 09/25/25	$8,400,000	8,404,505
1.264% (USD LIBOR + 1.000%) due 04/24/23 §	4,900,000	4,949,604
1.486% due 05/19/24	8,000,000	8,142,196
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	8,035,301
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	6,800,000	7,482,126
10.179% due 06/12/21 ~	13,880,000	14,604,564
Barclays PLC (United Kingdom)
2.852% due 05/07/26	9,600,000	9,977,440
3.375% due 04/02/25 ~	EUR 900,000	1,146,588
7.750% due 09/15/23	$1,400,000	1,447,191
8.000% due 12/15/20	EUR 7,225,000	8,571,542
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$361,000	368,761
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	8,973,343
3.500% due 03/01/23 ~	500,000	530,324
Boston Properties LP REIT 3.250% due 01/30/31	3,200,000	3,455,389

	Principal Amount	Value
BPCE SA (France) 4.000% due 09/12/23 ~	$4,850,000	$5,274,546
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	3,400,000	3,523,379
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	8,200,000	8,278,414
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,851,352
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	1,423,705
CIT Group Inc 4.125% due 03/09/21	1,914,000	1,918,354
Citigroup Inc
1.205% (USD LIBOR + 0.960%) due 04/25/22 §	3,700,000	3,736,804
2.572% due 06/03/31	8,100,000	8,532,070
Cooperatieve Rabobank UA (Netherlands) 6.625% due 06/29/21 ~	EUR 7,200,000	8,724,357
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$6,000,000	6,384,384
Credit Agricole SA (France) 1.907% due 06/16/26 ~	7,200,000	7,373,484
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,635,539
Credit Suisse Group AG (Switzerland)
1.489% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,253,257
3.869% due 01/12/29 ~	2,100,000	2,343,972
7.125% due 07/29/22 ~	500,000	520,870
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.562% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,564,036
Crown Castle International Corp REIT 3.700% due 06/15/26	2,277,000	2,540,895
Deutsche Bank AG (Germany)
1.470% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,714,655
1.750% due 01/17/28 ~	EUR 5,500,000	6,495,812
3.150% due 01/22/21	$6,400,000	6,439,688
3.300% due 11/16/22	5,200,000	5,381,033
3.961% due 11/26/25	18,400,000	19,580,292
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	5,167,285
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,152,363
Equinix Inc due 09/15/25 #	5,300,000	5,256,663
Equitable Holdings Inc 3.900% due 04/20/23	3,000,000	3,224,671
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,782,838
GE Capital Funding LLC 3.450% due 05/15/25 ~	7,430,000	7,958,931
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	7,700,000	8,155,760
GLP Capital LP REIT 4.000% due 01/15/30	1,800,000	1,866,267
HSBC Holdings PLC (United Kingdom) 6.875% due 06/01/21	500,000	510,066
ING Groep NV (Netherlands) 1.400% due 07/01/26 ~	8,200,000	8,305,024
Intercontinental Exchange Inc 2.100% due 06/15/30	7,100,000	7,346,526
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,710,574
JPMorgan Chase & Co
2.182% due 06/01/28	9,600,000	10,030,657
3.797% due 07/23/24	1,500,000	1,625,898

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	$6,100,000	$6,315,732
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,911,265
Lloyds Bank PLC (United Kingdom) 5.125% due 03/07/25 ~	GBP 2,000,000	3,111,223
Lloyds Banking Group PLC (United Kingdom)
1.027% (USD LIBOR + 0.800%) due 06/21/21 §	$7,000,000	7,028,530
3.500% due 04/01/26 ~	EUR 3,300,000	4,352,490
4.450% due 05/08/25	$4,500,000	5,092,128
4.947% due 06/27/25 ~	EUR 300,000	349,009
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,348,808
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,488,327
Mitsubishi UFJ Financial Group Inc (Japan)
1.412% due 07/17/25	10,600,000	10,748,139
2.623% due 07/18/22	8,600,000	8,919,443
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,857,950
Mizuho Financial Group Inc (Japan)
2.201% due 07/10/31	8,700,000	8,816,452
2.555% due 09/13/25	8,600,000	9,045,590
Morgan Stanley 1.463% (USD LIBOR + 1.220%) due 05/08/24 §	5,000,000	5,058,453
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,694,272
National Retail Properties Inc REIT
2.500% due 04/15/30	$3,000,000	2,999,081
3.500% due 10/15/27	5,600,000	5,972,637
Natwest Group PLC (United Kingdom)
2.000% due 03/04/25 ~	EUR 4,600,000	5,612,036
8.625% due 08/15/21	$8,400,000	8,628,648
Navient Corp 6.500% due 06/15/22	500,000	511,250
Nomura Holdings Inc (Japan) 2.679% due 07/16/30	6,700,000	6,913,770
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	2,200,000	2,361,161
4.750% due 01/15/28	590,000	647,516
OneMain Finance Corp 7.750% due 10/01/21	200,000	209,640
Oversea-Chinese Banking Corp Ltd (Singapore) 0.730% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,005,593
Public Storage REIT 3.094% due 09/15/27	4,300,000	4,828,933
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,148,512
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,918,017
Santander Holdings USA Inc 3.450% due 06/02/25	11,100,000	11,858,015
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	9,700,000	10,392,369
Service Properties Trust REIT
4.250% due 02/15/21	152,000	151,620
4.950% due 10/01/29	8,400,000	7,218,750
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,235,454
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,504,512
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	8,337,076
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	8,211,119

	Principal Amount	Value
State Bank of India (India) 4.000% due 01/24/22 ~	$5,900,000	$6,072,715
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	8,150,045
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,437,509
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 97,933	168,614
5.801% due 10/13/40 ~	194,371	336,854
The Goldman Sachs Group Inc 3.200% due 02/23/23	$5,700,000	6,037,186
UBS Group AG (Switzerland)
4.125% due 04/15/26 ~	7,100,000	8,199,327
7.125% due 08/10/21 ~	800,000	823,000
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,834,997
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	668,288
Washington Prime Group LP REIT 6.450% due 08/15/24	$6,280,000	3,203,459
Wells Fargo & Co
2.393% due 06/02/28	8,100,000	8,460,354
3.550% due 09/29/25	9,200,000	10,241,099
3.750% due 01/24/24	300,000	326,208
Wells Fargo Bank NA 3.550% due 08/14/23	700,000	758,393

		613,784,666

Industrial - 3.5%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,698,816
Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	7,237,381
3.500% due 04/01/22	4,600,000	4,757,817
Aviation Capital Group LLC
2.875% due 01/20/22 ~	3,680,000	3,652,634
4.125% due 08/01/25 ~	6,620,000	6,347,625
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,260,803
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,567,974
Flex Ltd 4.875% due 05/12/30	9,500,000	10,863,216
Fortive Corp 2.350% due 06/15/21	2,000,000	2,023,254
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	9,088,372
GATX Corp 4.000% due 06/30/30	9,700,000	11,188,825
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	4,600,000	4,728,353
Kansas City Southern 3.125% due 06/01/26	9,800,000	10,289,158
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,826,870
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	810,119
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	2,000,000	2,065,769
4.875% due 07/11/22 ~	3,000,000	3,226,078
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,773,394
Raytheon Technologies Corp
2.800% due 03/15/22 ~	$515,000	531,207
3.100% due 11/15/21 ~	3,150,000	3,219,420
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,198,500
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,878,747
4.125% due 07/15/23 ~	1,800,000	1,904,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Spirit AeroSystems Inc
1.050% (USD LIBOR + 0.800%) due 06/15/21 §	$1,500,000	$1,419,034
3.950% due 06/15/23	5,000,000	4,454,100
Textron Inc 0.793% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	7,000,211

		125,012,166

Technology - 2.0%

Amdocs Ltd 2.538% due 06/15/30	6,100,000	6,341,584
Broadcom Corp 3.875% due 01/15/27	3,300,000	3,664,214
Broadcom Inc
3.459% due 09/15/26	5,046,000	5,535,732
4.110% due 09/15/28	3,472,000	3,889,085
4.150% due 11/15/30	6,400,000	7,199,934
4.250% due 04/15/26	1,900,000	2,142,466
5.000% due 04/15/30	2,900,000	3,428,329
Dell International LLC
5.850% due 07/15/25 ~	9,200,000	10,752,775
6.100% due 07/15/27 ~	2,400,000	2,837,064
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,640,268
NetApp Inc 3.250% due 12/15/22	2,400,000	2,491,452
NXP BV (Netherlands)
3.875% due 06/18/26 ~	4,000,000	4,488,062
4.875% due 03/01/24 ~	5,900,000	6,636,773
VMware Inc 2.950% due 08/21/22	6,200,000	6,458,095

		70,505,833

Utilities - 3.1%

Alabama Power Co 1.450% due 09/15/30	3,900,000	3,916,860
American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	1,999,532
Baltimore Gas and Electric Co 3.350% due 07/01/23	5,800,000	6,195,232
DTE Electric Co 4.050% due 05/15/48	100,000	126,208
Enel Finance International NV (Italy) 4.250% due 09/14/23 ~	6,150,000	6,738,001
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,792,523
Entergy Corp 4.000% due 07/15/22	1,900,000	2,004,562
Evergy Inc 2.450% due 09/15/24	8,800,000	9,327,912
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	4,800,000	4,973,799
NextEra Energy Capital Holdings Inc
0.970% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,247,998
2.250% due 06/01/30	9,600,000	10,016,173
3.200% due 02/25/22	6,300,000	6,544,927
3.300% due 08/15/22	2,400,000	2,523,365
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,700,862
Pacific Gas and Electric Co
1.750% due 06/16/22	6,500,000	6,507,873
3.150% due 01/01/26	3,300,000	3,391,225
3.300% due 12/01/27	400,000	411,747
3.400% due 08/15/24	5,209,900	5,449,258
3.450% due 07/01/25	3,200,000	3,353,154
3.500% due 06/15/25	2,400,000	2,528,342
4.250% due 08/01/23	2,600,000	2,770,991

	Principal Amount	Value
4.550% due 07/01/30	$1,500,000	$1,629,326
Public Service Co of Colorado 1.900% due 01/15/31	6,300,000	6,562,670
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,928,584
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,266,628
Southwestern Electric Power Co 3.550% due 02/15/22	1,500,000	1,549,013
The Southern Co 3.250% due 07/01/26	5,700,000	6,365,782

		111,822,547

Total Corporate Bonds & Notes (Cost $1,510,467,970)		1,557,838,086

SENIOR LOAN NOTES - 0.1%

Communications - 0.0%

Entercom Media Corp Term B2 2.645% (USD LIBOR + 2.500%) due 11/17/24 §	844,585	798,485

Industrial - 0.1%

Cornerstone Building Brands Inc Term B 3.901% (USD LIBOR + 3.750%) due 04/12/25 §	3,910,000	3,861,125

Total Senior Loan Notes (Cost $4,745,413)		4,659,610

MORTGAGE-BACKED SECURITIES - 47.0%

Collateralized Mortgage Obligations - Commercial - 3.2%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	10,647,635
A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	6,500,000	6,509,633
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	5,385,024
Ashford Hospitality Trust 1.152% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,090,425
Bancorp Commercial Mortgage Trust 1.202% (USD LIBOR + 1.050%) due 09/15/36 § ~	5,017,090	4,962,874
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,961,502
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	8,000,000	8,522,730
3.778% due 09/10/58	5,900,000	6,620,619
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,892,539
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.352% due 08/25/22 §	19,842,912	366,429
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,765,915
JP Morgan Chase Commercial Mortgage Securities Trust
1.152% (USD LIBOR + 1.000%) due 06/15/32 § ~	5,611,117	5,378,549
1.602% (USD LIBOR + 1.450%) due 12/15/31 § ~	10,300,000	9,989,809
Manhattan West 2.130% due 09/10/39 ~	8,600,000	8,956,690
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	6,232,140	6,526,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	$4,900,000	$5,166,798
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	5,449,302

		114,192,486

Collateralized Mortgage Obligations - Residential - 7.3%

Alternative Loan Trust
0.318% (USD LIBOR + 0.170%) due 07/25/46 §	490,321	557,482
0.768% (USD LIBOR + 0.620%) due 10/25/35 §	38,649	32,670
Alternative Loan Trust (IO) 4.852% (5.000% - USD LIBOR) due 05/25/35 §	1,341,754	164,954
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	3,391,330	3,479,329
Banc of America Funding Trust
0.385% due 08/25/47 § ~	4,534,052	3,573,014
3.895% due 02/20/36 §	610,613	592,395
Banc of America Mortgage Trust 6.000% due 05/25/37	2,754,711	2,566,660
BCAP LLC Trust
4.858% due 03/26/37 § ~	319,529	321,725
5.250% due 02/26/36 § ~	1,334,252	906,210
Bear Stearns Adjustable Rate Mortgage Trust 3.098% due 08/25/33 §	761,986	750,200
Bear Stearns ALT-A Trust 3.169% due 01/25/36 §	1,705,900	1,726,421
Bear Stearns Structured Products Inc Trust
3.072% due 01/26/36 §	688,535	581,304
6.765% due 12/26/46 §	586,819	519,818
CHL Mortgage Pass-Through Trust
0.788% (USD LIBOR + 0.640%) due 03/25/35 §	577,025	552,614
3.020% due 08/25/34 §	47,036	45,981
3.272% due 05/20/34 §	439,439	433,871
6.500% due 10/25/37	1,108,898	855,298
Citigroup Mortgage Loan Trust
3.177% due 08/25/35 §	159,386	139,958
3.311% due 08/25/36 §	801,363	741,775
Credit Suisse First Boston Mortgage Securities Corp 0.798% due 03/25/32 § ~	145,069	134,241
DSLA Mortgage Loan Trust 3.353% due 07/19/44 §	468,864	448,350
Fannie Mae
0.235% (USD LIBOR + 0.060%) due 07/25/37 §	92,878	91,403
0.550% (USD LIBOR + 0.400%) due 04/18/28 §	35,842	35,867
0.600% (USD LIBOR + 0.450%) due 10/18/30 §	266	266
5.000% due 03/25/21	652	654
5.761% due 10/25/42 §	464,789	536,432
Fannie Mae (IO) 6.525% (6.700% - USD LIBOR) due 10/25/35 §	2,644	531
Finsbury Square PLC (United Kingdom) (0.017)% (SONIA + 1.300%) due 06/16/70 § ~	GBP 5,500,000	7,155,683
First Horizon Alternative Mortgage Securities Trust
2.930% due 03/25/35 §	$557,871	443,060
3.014% due 06/25/34 §	1,938,219	1,915,669
Freddie Mac
0.502% (USD LIBOR + 0.350%) due 12/15/29 §	7,755	7,753
0.506% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 §	9,114,404	8,954,364

	Principal Amount	Value
0.552% (USD LIBOR + 0.400%) due 06/15/41 §	$3,899,448	$3,926,349
7.500% due 01/15/23 - 09/20/26	170,114	184,503
Freddie Mac Structured Pass-Through Certificates
2.219% (US FED + 1.200%) due 10/25/44 §	840,904	865,500
2.419% (US FED + 1.400%) due 07/25/44 §	4,143,409	4,265,559
Government National Mortgage Association
0.525% (USD LIBOR + 0.370%) due 10/20/66 §	102,388	102,376
0.655% (USD LIBOR + 0.500%) due 04/20/64 §	3,833,154	3,841,668
0.705% (USD LIBOR + 0.550%) due 05/20/65 §	1,435,493	1,441,426
0.755% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	9,325,223	9,379,905
0.805% (USD LIBOR + 0.650%) due 07/20/63 §	486,482	486,778
0.905% (USD LIBOR + 0.750%) due 01/20/66 §	6,486,968	6,562,786
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	7,395,472	7,556,360
Great Hall Mortgages No 1 PLC (United Kingdom) 0.363% (USD LIBOR + 0.130%) due 06/18/39 § ~	3,749,134	3,643,026
GreenPoint Mortgage Funding Trust 0.688% (USD LIBOR + 0.540%) due 11/25/45 §	43,820	37,821
HarborView Mortgage Loan Trust 0.308% (USD LIBOR + 0.160%) due 05/25/38 §	1,191,181	1,055,756
Hawksmoor Mortgages (United Kingdom) 1.112% (SONIA + 1.050%) due 05/25/53 § ~	GBP 29,221,497	37,816,452
Impac CMB Trust 0.688% (USD LIBOR + 0.540%) due 05/25/35 §	$50,226	49,941
IndyMac ARM Trust 1.997% due 01/25/32 §	8,208	7,977
JP Morgan Alternative Loan Trust
0.328% (USD LIBOR + 0.180%) due 05/25/36 §	2,758,006	2,543,046
6.000% due 12/27/36 ~	1,213,500	965,250
JP Morgan Mortgage Trust
0.448% (USD LIBOR + 0.300%) due 10/25/35 §	1,752,918	1,452,534
3.343% due 12/26/37 § ~	5,528,515	5,029,240
Lehman Mortgage Trust 5.750% due 02/25/37	6,849,268	5,854,528
MASTR Adjustable Rate Mortgages Trust 3.743% due 04/21/34 §	13,531	13,611
MASTR Alternative Loan Trust 0.548% (USD LIBOR + 0.400%) due 03/25/36 §	694,749	39,307
Merrill Lynch Mortgage Investors Trust 3.506% due 06/25/35 §	25,229	25,116
Metlife Securitization Trust 3.750% due 03/25/57 § ~	9,481,987	10,248,588
New Residential Mortgage Loan Trust 3.500% due 12/25/57 § ~	9,270,798	9,992,102
OBX Trust 0.798% (USD LIBOR + 0.650%) due 06/25/57 § ~	8,896,630	8,905,527
PHH Alternative Mortgage Trust 0.308% (USD LIBOR + 0.160%) due 02/25/37 §	10,820,723	8,573,031
RBSSP Resecuritization Trust 13.418% due 12/26/36 § ~	660,454	364,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Reperforming Loan REMIC Trust 0.488% (USD LIBOR + 0.340%) due 06/25/35 § ~	$1,643,229	$1,539,960
Residential Asset Securitization Trust (IO) 4.802% (4.950% - USD LIBOR) due 11/25/35 §	2,335,258	463,382
Resloc UK PLC (United Kingdom) 0.186% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,475,854	2,780,290
RFMSI Trust 3.296% due 09/25/35 §	$496,971	380,123
Ripon Mortgages PLC (United Kingdom) 0.868% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 9,242,584	11,939,137
Sequoia Mortgage Trust 0.506% (USD LIBOR + 0.350%) due 07/20/33 §	$446,282	429,558
Structured Adjustable Rate Mortgage Loan Trust 3.219% due 01/25/35 §	156,641	155,376
Structured Asset Mortgage Investments II Trust
0.358% (USD LIBOR + 0.210%) due 05/25/36 §	721,457	665,515
0.378% (USD LIBOR + 0.230%) due 02/25/36 §	1,221,292	1,124,832
0.406% (USD LIBOR + 0.250%) due 07/19/35 §	132,262	125,464
0.428% (USD LIBOR + 0.280%) due 02/25/36 §	785,343	732,068
Structured Asset Mortgage Investments Trust 0.816% (USD LIBOR + 0.660%) due 09/19/32 §	32,565	31,811
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,149,549	2,626,337
Suntrust Alternative Loan Trust (IO) 4.952% (5.100% - USD LIBOR) due 12/25/35 §	4,061,536	491,584
Towd Point Mortgage Funding (United Kingdom) 0.965% (SONIA + 0.900%) due 07/20/45 § ~	GBP 27,232,044	35,129,675
Towd Point Mortgage Funding PLC (United Kingdom) 1.101% due 10/20/51 § ~	16,011,698	20,761,836
Tower Bridge Funding No 3 PLC (United Kingdom) 1.257% (GBP LIBOR + 1.200%) due 12/20/61 § ~	1,743,342	2,253,515
Wachovia Mortgage Loan Trust LLC Trust 3.562% due 05/20/36 §	$661,494	653,470
WaMu Mortgage Pass-Through Certificates Trust
0.418% (USD LIBOR + 0.270%) due 12/25/45 §	31,444	30,922
0.438% (USD LIBOR + 0.290%) due 10/25/45 §	35,717	35,330
3.675% due 01/25/36 §	559,745	561,258
Washington Mutual Mortgage Pass-Through Certificates Trust
1.849% (US FED + 0.830%) due 11/25/46 §	1,243,926	1,093,366
6.000% due 07/25/36	1,909,568	1,793,780
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.702% (4.850% - USD LIBOR) due 11/25/35 §	10,237,566	1,668,980
4.802% (4.950% - USD LIBOR) due 11/25/35 §	2,906,255	586,169
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.975% due 02/25/33 §	12,252	11,909

		261,562,475

	Principal Amount	Value
Fannie Mae - 30.1%

due 12/01/50 #	$269,500,000	$277,449,746
due 12/01/50 #	294,199,000	307,451,194
1.900% (USD LIBOR + 1.550%) due 09/01/33 §	16,772	17,352
2.005% (US FED + 1.250%) due 03/01/33 §	154,387	155,492
2.064% (USD LIBOR + 1.364%) due 08/01/35 §	223,950	226,138
2.069% (USD LIBOR + 1.444%) due 07/01/33 §	10,645	10,786
2.105% (USD LIBOR + 1.605%) due 08/01/36 §	117,262	118,150
2.220% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	675,597	678,811
2.248% (USD LIBOR + 1.373%) due 09/01/35 §	97,324	98,452
2.261% (USD LIBOR + 1.335%) due 07/01/35 §	356,337	368,822
2.288% (USD LIBOR + 1.413%) due 07/01/33 §	9,063	9,123
2.310% due 08/01/22	1,174,281	1,202,726
2.340% (USD LIBOR + 1.840%) due 09/01/35 §	21,914	21,932
2.440% (UST + 2.190%) due 12/01/22 §	1,367	1,371
2.449% (USD LIBOR + 1.538%) due 01/01/36 §	43,013	43,409
2.500% due 11/01/50	20,101,000	21,040,678
3.000% due 04/01/27 - 08/01/49	4,304,003	4,590,584
3.000% due 11/01/50	243,300,000	254,942,287
3.063% (US FED + 1.250%) due 05/01/36 §	16,070	16,724
3.266% (UST + 2.360%) due 11/01/34 §	1,387,767	1,471,450
3.320% (USD LIBOR + 1.455%) due 04/01/35 §	138,036	139,211
3.331% (UST + 1.695%) due 02/01/33 §	165,701	166,299
3.434% (UST + 1.934%) due 03/01/34 §	7,691	7,751
3.468% (USD LIBOR + 1.343%) due 12/01/34 §	848,417	878,086
3.500% due 05/01/21 - 02/01/50	28,723,562	30,487,118
3.500% due 11/01/50	133,800,000	141,246,405
3.543% (USD LIBOR + 1.418%) due 12/01/34 §	2,728	2,737
3.550% (UST + 1.925%) due 02/01/33 §	4,351	4,356
3.555% (UST + 2.055%) due 04/01/34 §	49,056	48,984
3.595% (UST + 2.095%) due 04/01/27 §	3,845	3,836
3.625% (USD LIBOR + 2.250%) due 06/01/34 §	2,009	2,029
3.652% (UST + 2.025%) due 01/01/34 §	5,596	5,900
3.696% (USD LIBOR + 1.696%) due 03/01/33 §	4,678	4,702
3.698% (UST + 2.113%) due 01/01/23 §	8,976	9,054
3.699% (USD LIBOR + 1.699%) due 11/01/34 §	4,679	4,686
3.738% (US FED + 1.250%) due 05/01/36 §	12,893	13,230
3.745% (US FED + 1.250%) due 05/01/36 §	554,827	589,878
4.000% due 04/01/24 - 11/01/48	8,220,260	8,792,472
4.500% due 06/01/23 - 12/01/43	2,257,474	2,480,287
5.000% due 05/01/25 - 02/01/44	3,263,044	3,632,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
5.016% (US FED + 1.727%) due 09/01/34 §	$59,347	$62,430
5.500% due 05/01/21 - 11/01/50	11,216,903	12,306,413
6.000% due 02/01/24 - 09/01/39	3,724,933	4,261,507
6.500% due 11/01/21 - 09/01/37	612,340	700,493
7.500% due 01/01/33	14,220	16,823
8.000% due 05/01/30	2,908	2,978
8.500% due 07/01/32	657	659

		1,075,786,058

Freddie Mac - 0.5%

2.231% (USD LIBOR + 1.345%) due 09/01/35 §	126,224	130,881
2.625% (UST + 2.250%) due 07/01/32 §	7,693	7,682
2.750% (UST + 2.250%) due 05/01/32 §	2,637	2,639
3.500% due 08/01/27 - 10/01/34	578,623	612,335
3.736% (UST + 2.237%) due 05/01/23 §	697	704
3.749% (UST + 2.249%) due 03/01/32 §	37,675	37,852
3.845% (UST + 2.137%) due 01/01/28 §	4,848	4,851
4.000% due 11/01/33 - 01/01/49	9,034,273	9,633,052
5.500% due 03/01/23 - 05/01/40	3,880,246	4,479,075
6.000% due 03/01/21 - 04/01/33	1,979,107	2,207,311
7.000% due 10/01/37	19,489	22,433

		17,138,815

Government National Mortgage Association - 5.9%

2.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	427,932	440,376
3.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	304,007	313,380
3.000% due 12/01/50	4,900,000	5,128,156
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	269,540	276,266
3.250% (UST + 1.500%) due 07/20/23 - 09/20/32 §	204,247	210,036
3.500% (UST + 2.000%) due 03/20/29 §	24,786	25,192
3.500% due 11/01/50 - 12/01/50	16,500,000	17,394,601
3.625% (UST + 2.000%) due 11/20/24 §	32,278	32,543
3.750% (UST + 2.000%) due 09/20/22 - 07/20/24 §	22,835	22,941
4.000% due 03/15/44 - 11/01/50	21,470,665	22,959,824
4.500% due 06/20/48 - 10/01/50	14,379,437	15,472,552
4.500% due 11/01/50	85,000,000	91,179,101
5.000% due 05/15/33 - 11/01/50	51,315,614	55,925,138
6.000% due 06/15/38 - 09/15/38	11,180	12,785
7.500% due 07/15/31 - 12/15/31	21,159	25,551
8.000% due 12/15/29 - 08/15/32	166,604	182,779
8.500% due 08/15/22 - 12/15/30	190,517	195,669
10.000% due 07/15/22	2	2

		209,796,892

Total Mortgage-Backed Securities (Cost $1,664,517,376)		1,678,476,726

ASSET-BACKED SECURITIES - 10.9%

ABFC Trust 0.973% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,365,489
Anchorage Capital CLO 16 Ltd (Cayman) due 10/20/31 # ~	7,100,000	7,100,000

	Principal Amount	Value
Ares XXIX CLO Ltd (Cayman) 1.463% (USD LIBOR + 1.190%) due 04/17/26 § ~	$421,199	$421,659
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.528% (USD LIBOR + 0.380%) due 02/25/36 §	2,049,954	1,877,331
Asset-Backed Securities Corp Home Equity Loan Trust 1.168% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,951,364
Bear Stearns Asset-Backed Securities I Trust 0.258% (USD LIBOR + 0.110%) due 04/25/31 §	215,846	377,171
Bear Stearns Asset-Backed Securities Trust 2.248% (USD LIBOR + 2.100%) due 03/25/35 §	718,591	722,289
Catamaran CLO Ltd (Cayman) 1.672% (USD LIBOR + 1.400%) due 10/18/26 § ~	1,497,210	1,495,435
CBAM Ltd (Cayman) 1.513% (USD LIBOR + 1.240%) due 10/17/29 § ~	7,200,000	7,188,928
Cent CLO 24 Ltd (Cayman) 1.345% (USD LIBOR + 1.070%) due 10/15/26 § ~	5,995,351	5,974,550
CIT Mortgage Loan Trust 1.498% (USD LIBOR + 1.350%) due 10/25/37 § ~	2,512,756	2,524,299
Citigroup Mortgage Loan Trust 0.288% (USD LIBOR + 0.140%) due 12/25/36 §	2,572,273	2,550,188
0.298% (USD LIBOR + 0.150%) due 12/25/36 §	10,760,919	5,654,861
0.308% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,459,328	1,726,134
CLNC Ltd (Cayman) 1.406% (USD LIBOR + 1.250%) due 08/20/35 § ~	8,500,000	8,341,964
Countrywide Asset-Backed Certificates 0.288% (USD LIBOR + 0.140%) due 06/25/47 §	6,399,253	5,895,001
0.298% (USD LIBOR + 0.150%) due 05/25/37 §	665,982	662,752
0.318% (USD LIBOR + 0.170%) due 09/25/36 §	9,562,694	9,470,456
0.378% (USD LIBOR + 0.230%) due 10/25/47 §	841,514	815,795
0.598% (USD LIBOR + 0.450%) due 03/25/47 § ~	1,814,154	1,520,064
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	4,374,780	4,421,712
CWABS Asset-Backed Certificates Trust 0.288% (USD LIBOR + 0.140%) due 03/25/37 §	3,605,783	3,451,103
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	18,658	18,852
Dryden XXV Senior Loan Fund (Cayman) 1.175% (USD LIBOR + 0.900%) due 10/15/27 § ~	6,379,369	6,331,342
Elmwood CLO I Ltd (Cayman) 1.622% (USD LIBOR + 1.350%) due 04/20/30 § ~	10,700,000	10,699,917
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~	10,500,000	10,795,022
FBR Securitization Trust 0.913% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	27,276,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
First Franklin Mortgage Loan Trust 0.458% (USD LIBOR + 0.310%) due 10/25/36 §	$13,900,000	$11,027,073
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	6,525,826	6,587,344
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	9,001,229
Galaxy XV CLO Ltd (Cayman) 1.475% (USD LIBOR + 1.200%) due 10/15/30 § ~	10,800,000	10,730,600
GSAA Home Equity Trust 0.488% (USD LIBOR + 0.340%) due 09/25/36 §	9,993,683	3,642,376
Home Equity Asset Trust 0.928% (USD LIBOR + 0.780%) due 10/25/34 §	2,553,529	2,528,191
Home Equity Mortgage Loan Asset-Backed Trust 0.468% (USD LIBOR + 0.320%) due 04/25/37 §	4,974,748	4,484,531
HSI Asset Securitization Corp Trust 0.478% (USD LIBOR + 0.330%) due 02/25/36 §	851,842	810,551
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,199,240
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	1,039	1,073
IXIS Real Estate Capital Trust 0.248% (USD LIBOR + 0.100%) due 01/25/37 §	9,990,326	4,938,995
JP Morgan Mortgage Acquisition Trust 0.438% (USD LIBOR + 0.290%) due 05/25/36 §	10,000,000	9,268,558
Legacy Mortgage Asset Trust 3.750% due 04/25/59 § ~	7,765,899	7,980,168
Lehman ABS Mortgage Loan Trust 0.238% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,087,523	855,626
Mastr Asset-Backed Securities Trust 0.398% (USD LIBOR + 0.250%) due 04/25/36 §	8,530,967	3,596,325
Merrill Lynch Mortgage Investors Trust 0.898% (USD LIBOR + 0.750%) due 09/25/35 §	1,131,320	1,092,277
Mid-State Trust 7.791% due 03/15/38	221,104	243,021
MidOcean Credit CLO (Cayman) 1.522% (USD LIBOR + 1.250%) due 01/20/29 § ~	7,100,000	7,074,605
Monarch Grove CLO 18-1 (Cayman) 1.125% (USD LIBOR + 0.880%) due 01/25/28 § ~	4,716,821	4,671,673
Morgan Stanley ABS Capital I Inc Trust 0.208% (USD LIBOR + 0.060%) due 05/25/37 §	206,909	179,178
0.328% (USD LIBOR + 0.180%) due 03/25/37 §	2,816,326	1,577,940
0.328% (USD LIBOR + 0.180%) due 05/25/37 §	9,048,751	7,886,092
0.368% (USD LIBOR + 0.220%) due 11/25/36 §	6,714,910	4,260,295
0.398% (USD LIBOR + 0.250%) due 03/25/37 §	4,715,708	2,671,050
Morgan Stanley Capital I Inc Trust 0.328% (USD LIBOR + 0.180%) due 03/25/36 §	1,948,793	1,698,810
Mountain Hawk III CLO Ltd (Cayman) 1.472% (USD LIBOR + 1.200%) due 04/18/25 § ~	1,076,232	1,074,655

	Principal Amount	Value
Mountain View CLO Ltd (Cayman) 1.075% (USD LIBOR + 0.800%) due 10/15/26 § ~	$3,320,635	$3,301,099
Nassau Ltd (Cayman) 2.383% (USD LIBOR + 2.150%) due 07/20/29 § ~	5,500,000	5,510,807
Option One Mortgage Loan Trust 0.288% (USD LIBOR + 0.140%) due 02/25/37 §	5,599,601	4,269,328
0.368% (USD LIBOR + 0.220%) due 02/25/37 §	14,542,680	9,545,736
OZLM Funding Ltd (Cayman) 1.488% (USD LIBOR + 1.230%) due 07/22/29 § ~	7,317,883	7,263,034
Palmer Square Loan Funding Ltd (Cayman) 2.005% (USD LIBOR + 1.700%) due 07/20/28 § ~	9,600,000	9,611,763
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.973% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,274,484
People’s Choice Home Loan Securities Trust 0.668% (USD LIBOR + 0.520%) due 12/25/35 §	131,063	130,884
RAAC Trust 0.798% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,791,652
RASC Trust 0.308% (USD LIBOR + 0.160%) due 11/25/36 §	342,305	346,631
0.558% (USD LIBOR + 0.410%) due 01/25/36 §	1,025,684	1,024,870
Renaissance Home Equity Loan Trust 1.028% (USD LIBOR + 0.880%) due 08/25/33 §	161,961	154,765
Santander Drive Auto Receivables Trust 0.620% due 05/15/23	4,000,000	4,005,467
0.670% due 04/15/24	1,200,000	1,203,913
Saxon Asset Securities Trust 0.808% (USD LIBOR + 0.660%) due 10/25/35 §	4,491,779	4,401,225
Securitized Asset-Backed Receivables LLC Trust 0.808% (USD LIBOR + 0.660%) due 08/25/35 §	5,177,680	3,957,305
SLM Student Loan Trust 0.800% (USD LIBOR + 0.550%) due 12/15/25 § ~	2,480,360	2,471,324
Soundview Home Loan Trust 0.258% (USD LIBOR + 0.110%) due 02/25/37 §	1,556,965	583,167
SP-STATIC CLO 1 Ltd (Cayman) 1.635% (USD LIBOR + 1.400%) due 07/22/28 § ~	10,600,000	10,594,220
Structured Asset Investment Loan Trust 0.458% (USD LIBOR + 0.310%) due 01/25/36 §	6,872,268	6,269,050
Structured Asset Securities Corp Mortgage Loan Trust 0.318% (USD LIBOR + 0.170%) due 12/25/36 §	432,323	424,442
0.418% (USD LIBOR + 0.270%) due 03/25/36 §	1,939,587	1,801,365
STWD Ltd (Cayman) 1.232% (USD LIBOR + 1.080%) due 07/15/38 § ~	8,700,000	8,598,862
Telos CLO Ltd (Cayman) 1.543% (USD LIBOR + 1.270%) due 01/17/27 § ~	2,533,119	2,527,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Terwin Mortgage Trust 0.358% (USD LIBOR + 0.210%) due 04/25/37 § ~	$463,605	$455,501
TICP CLO I Ltd (Cayman) 1.072% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,618,249	1,612,624
Tralee CLO V Ltd (Cayman) 1.382% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,238,653
TRESTLES CLO Ltd (Cayman) 1.535% (USD LIBOR + 1.290%) due 07/25/29 § ~	10,700,000	10,692,303
TRTX Issuer Ltd (Cayman) 1.301% (USD LIBOR + 1.150%) due 10/15/34 § ~	8,500,000	8,362,093
United States Small Business Administration 6.120% due 09/01/21	20,082	20,387
Venture XII CLO Ltd (Cayman) 1.056% (USD LIBOR + 0.800%) due 02/28/26 § ~	4,742,113	4,719,736
Venture XX CLO Ltd (Cayman) 1.095% (USD LIBOR + 0.820%) due 04/15/27 § ~	3,572,421	3,555,717
Zais CLO 1 Ltd (Cayman) 1.425% (USD LIBOR + 1.150%) due 04/15/28 § ~	6,685,121	6,684,150

Total Asset-Backed Securities (Cost $381,195,814)		389,114,980

U.S. GOVERNMENT AGENCY ISSUES - 4.4%

Freddie Mac
0.680% due 08/06/25	35,600,000	35,491,681
0.690% due 08/05/25	57,100,000	56,881,167
0.700% due 08/12/25	28,700,000	28,590,620
0.700% due 08/18/25	35,100,000	34,918,977

Total U.S. Government Agency Issues (Cost $156,500,000)		155,882,445

U.S. TREASURY OBLIGATIONS - 15.7%

U.S. Treasury Bonds - 13.0%

1.250% due 05/15/50	16,700,000	15,829,773
1.375% due 08/15/50	68,900,000	67,425,109
2.000% due 02/15/50	2,900,000	3,280,852
2.500% due 02/15/45	1,300,000	1,600,371
2.750% due 08/15/42	26,200,000	33,581,031
2.875% due 05/15/43	27,500,000	35,915,430
2.875% due 08/15/45	30,100,000	39,554,457
3.125% due 02/15/42	8,000,000	10,840,625
3.125% due 08/15/44	48,400,000	65,873,156
3.375% due 05/15/44	26,300,000	37,118,957
3.625% due 02/15/44	13,500,000	19,730,567
3.750% due 11/15/43	20,900,000	31,052,828
4.250% due 05/15/39	4,900,000	7,519,203
4.375% due 11/15/39	20,700,000	32,347,793
4.375% due 05/15/40	26,400,000	41,449,031
4.500% due 08/15/39	7,700,000	12,178,332
4.625% due 02/15/40	5,500,000	8,857,793

		464,155,308

U.S. Treasury Notes - 2.7%

1.750% due 06/30/24 ‡	7,400,000	7,829,836
1.875% due 07/31/22 ‡	30,500,000	31,472,188
2.250% due 01/31/24 ‡	6,700,000	7,161,672
2.250% due 08/15/27	20,000	22,435
2.500% due 05/15/24 ‡	26,900,000	29,145,519
2.625% due 02/15/29	18,700,000	21,841,016

		97,472,666

Total U.S. Treasury Obligations (Cost $474,474,642)		561,627,974

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 5.4%

Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	$6,200,000	$6,961,856
Brazil Letras do Tesouro Nacional (Brazil) 2.188% due 04/01/21	BRL438,800,000	77,291,919
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,562,592
Israel Government International (Israel) 3.875% due 07/03/50	6,900,000	8,314,500
Japan Finance Organization for Municipalities (Japan)
2.125% due 04/13/21 ~	2,000,000	2,017,751
3.375% due 09/27/23 ~	3,200,000	3,468,417
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,229,536
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN35,300,000	11,493,016
6.350% due 08/12/28 ~	10,200,000	3,420,578
6.950% due 08/12/31 ~	4,000,000	1,361,416
8.200% due 08/12/26 ~	14,800,000	5,458,938
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD11,300,000	8,888,094
4.000% due 06/02/21	16,300,000	12,553,650
Province of Quebec Canada (Canada)
2.750% due 08/25/21	$3,600,000	3,680,325
3.500% due 12/01/22	CAD1,900,000	1,528,248
4.250% due 12/01/21	7,500,000	5,897,544
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	215,081
4.000% due 03/14/29 ~	7,100,000	8,315,804
4.500% due 01/20/22 ~	3,600,000	3,775,957
4.500% due 04/23/28 ~	5,400,000	6,468,930
Saudi Government (Saudi Arabia) 2.375% due 10/26/21 ~	8,600,000	8,757,191
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	3,000,000	3,026,730

Total Foreign Government Bonds & Notes (Cost $198,239,424)		192,688,073

MUNICIPAL BONDS - 0.2%

City of Chicago IL ‘B’
5.630% due 01/01/22	1,620,000	1,635,795
7.750% due 01/01/42	952,000	1,030,502
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	4,165,000	4,460,132

Total Municipal Bonds (Cost $6,478,602)		7,126,429

SHORT-TERM INVESTMENTS - 5.4%

Repurchase Agreements - 3.3%

Bank of America Securities, Inc. 0.110% due 10/02/20 (Dated 09/30/20, repurchase price of $5,700,017; collateralized by U.S. Treasury Bonds: 1.125% due 05/15/40 and value $5,786,259)	5,700,000	5,700,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Barclays Capital, Inc. 0.110% due 10/01/20 (Dated 09/30/20, repurchase price of $16,000,049; collateralized by U.S. Treasury Bonds: 4.625% due 02/15/40 and value $16,186,186)	$16,000,000	$16,000,000
Deutsche Bank Securities, Inc. 0.110% due 10/01/20 (Dated 09/30/20, repurchase price of $29,500,090; collateralized by U.S. Treasury Bonds: 3.000% due 02/15/49 and value $29,811,229)	29,500,000	29,500,000
Deutsche Bank Securities, Inc. 0.110% due 10/02/20 (Dated 09/30/20, repurchase price of $23,900,073; collateralized by U.S. Treasury Inflation Protected Bonds: 0.125% due 01/15/30 and value $24,446,804)	23,900,000	23,900,000
Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $40,442,105; collateralized by U.S. Treasury Notes: 0.125% due 07/15/24 and value $41,250,989)	40,442,105	40,442,105
RBC Capital Markets LLC 0.100% due 10/01/20 (Dated 09/30/20, repurchase price of $2,000,006; collateralized by U.S. Treasury Notes: 1.250% - 1.625% due 10/31/2021 - 09/30/26 and value $2,037,365)	2,000,000	2,000,000

		117,542,105

U.S. Treasury Bills - 2.1%

0.089% due 10/29/20 ‡	73,900,000	73,894,970

Total Short-Term Investments (Cost $191,437,076)		191,437,075

TOTAL INVESTMENTS - 133.6% (Cost $4,619,108,894)		4,769,908,364

DERIVATIVES - 0.2%		6,849,288

OTHER ASSETS & LIABILITIES, NET - (33.8%)		(1,206,379,240)

NET ASSETS - 100.0%		$3,570,378,412

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,199,416 or 0.1% of the Fund’s net assets were in default as of September 30, 2020.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the nine-month period ended September 30, 2020 was $154,491,766 at a weighted average interest rate of 0.976%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2020 was $143,053,031 at a weighted average interest rate of 1.592%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	A reverse repurchase agreement outstanding as of September 30, 2020 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	Entercom Media Corp 7.250% due 11/01/24	0.100%	06/22/20	06/19/22	($3,676,773)	$3,669,363	($3,669,363)

(d)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl	12/20	19	$4,769,640	$4,960,541	$190,901
U.S. Treasury 10-Year Notes	12/20	857	119,004,685	119,578,281	573,596
U.S. Treasury Ultra Long Bonds	12/20	87	19,513,568	19,297,688	(215,880)

					548,617

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/20	770	96,886,831	97,044,063	(157,232)
U.S. Treasury 30-Year Bonds	12/20	246	43,733,843	43,365,187	368,656

					211,424

Total Futures Contracts					$760,041

(e)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	41,226,772	USD	30,815,668	10/20	CIT	$145,922	$-
EUR	1,914,000	USD	2,268,370	11/20	CIT	-	(22,167)
GBP	36,622,000	USD	48,402,569	10/20	CIT	-	(1,147,399)
GBP	2,136,000	USD	2,798,850	11/20	BRC	-	(42,034)
GBP	36,622,000	USD	47,120,978	11/20	HSB	142,089	-
GBP	805,000	USD	1,033,463	11/20	SCB	5,506	-
MXN	2,908,000	USD	127,847	10/20	JPM	3,379	-
MXN	2,908,000	USD	133,978	03/21	GSC	-	(4,833)
RUB	455,796	USD	6,317	10/20	GSC	-	(458)
RUB	647,678	USD	9,054	10/20	HSB	-	(728)
RUB	650,216	USD	8,740	11/20	SGN	-	(402)
RUB	939,961	USD	12,627	11/20	UBS	-	(573)
USD	5,717	AUD	8,000	11/20	BOA	-	(13)
USD	15,669,826	BRL	86,300,000	04/21	BNP	391,434	-
USD	65,366,043	BRL	352,500,000	04/21	JPM	2,960,094	-
USD	1,857,515	CAD	2,442,324	10/20	CIT	23,313	-
USD	14,489,540	CAD	19,076,061	10/20	HSB	163,287	-
USD	7,734,877	CAD	10,203,192	10/20	MSC	72,209	-
USD	7,266,759	CAD	9,505,195	10/20	TDB	128,292	-
USD	30,819,156	CAD	41,226,772	11/20	CIT	-	(145,446)
USD	11,924,086	EUR	10,080,000	11/20	BOA	94,554	-
USD	4,858,323	EUR	4,070,000	11/20	HSB	81,915	-
USD	25,376,568	EUR	21,438,000	11/20	JPM	217,689	-
USD	1,818,368	EUR	1,537,000	11/20	SCB	14,599	-
USD	40,327,697	EUR	34,035,000	11/20	UBS	385,424	-
USD	47,113,361	GBP	36,622,000	10/20	HSB	-	(141,808)
USD	3,975,650	GBP	3,055,000	11/20	CIT	32,731	-
USD	176,117,425	GBP	134,669,000	11/20	HSB	2,307,659	-
USD	1,129,419	JPY	120,468,982	11/20	BOA	-	(13,425)
USD	136,145	MXN	2,908,000	10/20	GSC	4,919	-
USD	1,364,005	PEN	4,821,757	12/20	CIT	26,317	-
USD	2,935,905	PEN	10,519,346	03/21	DUB	20,119	-

Total Forward Foreign Currency Contracts						$7,221,451	($1,519,286)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(f)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	$12,500,000	$122,500	$-

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 10/14/50	$103.60	10/07/20	JPM	$10,700,000	$25,078	($379)
Call - Fannie Mae 2.000% due 11/05/50	102.44	11/05/20	JPM	10,700,000	78,578	(97,165)
Call - Fannie Mae 2.000% due 12/07/50	103.94	12/07/20	JPM	10,400,000	21,125	(21,656)

					124,781	(119,200)

Put - Fannie Mae 2.000% due 10/14/50	101.60	10/07/20	JPM	10,700,000	38,453	(238)
Put - Fannie Mae 2.000% due 10/14/50	101.84	10/07/20	JPM	14,200,000	47,148	(501)
Put - Fannie Mae 2.000% due 10/14/50	102.29	10/07/20	JPM	35,700,000	111,563	(3,038)
Put - Fannie Mae 1.500% due 11/05/50	99.94	11/05/20	JPM	12,500,000	85,938	(58,621)
Put - Fannie Mae 2.000% due 11/05/50	102.44	11/05/20	JPM	10,700,000	78,578	(13,364)
Put - Fannie Mae 2.000% due 12/07/50	101.94	12/07/20	JPM	10,400,000	39,000	(42,503)

					400,680	(118,265)

Total Options on Securities					$525,461	($237,465)

Total Written Options					$647,961	($237,465)

(g)	Swap agreements outstanding as of September 30, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/20 (2)	Notional Amount (3)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	2.761%	$	4,600,000	($285,960)	($139,184)	($146,776)

				Exchange
AT&T Inc	Q	1.000%	12/20/20	ICE	0.340%		5,200,000	9,162	8,806	356
Tesco PLC	Q	1.000%	06/20/22	ICE	0.221%	EUR	9,100,000	146,474	(132,293)	278,767
General Electric Co	Q	1.000%	12/20/23	ICE	1.070%	$	2,900,000	(5,678)	(84,039)	78,361
General Electric Co	Q	1.000%	06/20/24	ICE	1.269%		3,950,000	(37,637)	(58,477)	20,840
General Electric Co	Q	1.000%	12/20/24	ICE	1.419%		2,200,000	(37,220)	(28,875)	(8,345)
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	5.037%	EUR	7,700,000	(1,474,771)	(1,109,520)	(365,251)

								(1,399,670)	(1,404,398)	4,728

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection								($1,685,630)	($1,543,582)	($142,048)

Total Credit Default Swaps								($1,685,630)	($1,543,582)	($142,048)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	$8,147,536	($345,424)	$8,492,960
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	1,559,143	858,879	700,264
1.235%	3-Month CAD Bank Bill	S/S	LCH	03/04/25	CAD 13,300,000	233,154	12,981	220,173
(0.095%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	JPY 950,000,000	(27,503)	-	(27,503)
(0.092%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	470,000,000	(12,801)	-	(12,801)
(0.068%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	790,000,000	(8,767)	-	(8,767)
(0.062%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	1,260,000,000	(16,668)	(482)	(16,186)
(0.064%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(5,821)	-	(5,821)
(0.063%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(5,549)	-	(5,549)
(0.087%)	6-Month JPY-LIBOR	S/S	LCH	09/20/26	238,000,000	(5,975)	-	(5,975)
(0.097%)	6-Month JPY-LIBOR	S/S	LCH	09/24/26	580,000,000	(17,941)	683	(18,624)
0.036%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(104,572)	-	(104,572)
0.040%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(101,788)	-	(101,788)
0.122%	6-Month JPY-LIBOR	S/S	LCH	08/22/39	2,620,000,000	(431,548)	336,355	(767,903)
0.103%	6-Month JPY-LIBOR	S/S	LCH	08/28/39	630,000,000	(125,639)	-	(125,639)

						$9,075,261	$862,992	$8,212,269

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY10,140,000,000	($1,842,910)	($365,614)	($1,477,296)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	6,760,000,000	(1,228,607)	(785,719)	(442,888)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(766,343)	(131,168)	(635,175)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(408,046)	98,576	(506,622)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(159,224)	(358)	(158,866)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(460,847)	(79,723)	(381,124)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	3,760,000,000	(3,482,697)	108,199	(3,590,896)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(232,112)	-	(232,112)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(559,351)	37,264	(596,615)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(318,147)	982	(319,129)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	2,052,800,000	(1,970,503)	(977,739)	(992,764)
0.500%	12-Month GBP-SONIA	A/A	LCH	12/16/50	GBP46,800,000	(3,546,499)	(5,434,312)	1,887,813

						($14,975,286)	($7,529,612)	($7,445,674)

Total Interest Rate Swaps						($5,900,025)	($6,666,620)	$766,595

Total Swap Agreements						($7,585,655)	($8,210,202)	$624,547

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$31,056,966	$-	$31,056,966	$-
	Corporate Bonds & Notes	1,557,838,086	-	1,557,838,086	-
	Senior Loan Notes	4,659,610	-	4,659,610	-
	Mortgage-Backed Securities	1,678,476,726	-	1,678,476,726	-
	Asset-Backed Securities	389,114,980	-	389,114,980	-
	U.S. Government Agency Issues	155,882,445	-	155,882,445	-
	U.S. Treasury Obligations	561,627,974	-	561,627,974	-
	Foreign Government Bonds & Notes	192,688,073	-	192,688,073	-
	Municipal Bonds	7,126,429	-	7,126,429	-
	Short-Term Investments	191,437,075	-	191,437,075	-
	Derivatives:
	Credit Contracts
	Swaps	378,324	-	378,324	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,221,451	-	7,221,451	-
	Interest Rate Contracts
	Futures	1,133,153	1,133,153	-	-
	Swaps	11,301,210	-	11,301,210	-

	Total Interest Rate Contracts	12,434,363	1,133,153	11,301,210	-

	Total Asset – Derivatives	20,034,138	1,133,153	18,900,985	-

	Total Assets	4,789,942,502	1,133,153	4,788,809,349	-

Liabilities	Reverse Repurchase Agreements	(3,669,363)	-	(3,669,363)	-
	Derivatives:
	Credit Contracts
	Swaps	(520,372)	-	(520,372)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,519,286)	-	(1,519,286)	-
	Interest Rate Contracts
	Futures	(373,112)	(373,112)	-	-
	Written Options	(237,465)	-	(237,465)	-
	Swaps	(10,534,615)	-	(10,534,615)	-

	Total Interest Rate Contracts	(11,145,192)	(373,112)	(10,772,080)	-

	Total Liabilities – Derivatives	(13,184,850)	(373,112)	(12,811,738)	-

	Total Liabilities	(16,854,213)	(373,112)	(16,481,101)	-

	Total	$4,773,088,289	$760,041	$4,772,328,248	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.7%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$510,000	$528,389
CNAC HK Finbridge Co Ltd (China) 4.625% due 03/14/23 ~	3,700,000	3,924,124
DuPont de Nemours Inc 3.766% due 11/15/20	1,730,000	1,737,163
LyondellBasell Industries NV 6.000% due 11/15/21	2,565,000	2,684,955
Newmont Corp 3.625% due 06/09/21	4,600,000	4,674,553
Nucor Corp 2.000% due 06/01/25	670,000	700,719
POSCO (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,132,606
2.375% due 01/17/23 ~	1,055,000	1,082,013
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,129,503

		18,594,025

Communications - 2.8%

Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,307,843
Baidu Inc (China)
2.875% due 07/06/22	1,675,000	1,724,502
3.500% due 11/28/22	1,430,000	1,501,369
Booking Holdings Inc 4.100% due 04/13/25	1,565,000	1,764,608
Charter Communications Operating LLC
4.464% due 07/23/22	9,047,000	9,582,382
4.908% due 07/23/25	4,394,000	5,084,160
Comcast Corp
3.100% due 04/01/25	555,000	612,122
3.700% due 04/15/24	1,935,000	2,138,426
3.950% due 10/15/25	250,000	287,014
Cox Communications Inc
2.950% due 06/30/23 ~	1,120,000	1,179,423
3.150% due 08/15/24 ~	1,110,000	1,195,841
Expedia Group Inc 3.600% due 12/15/23 ~	2,535,000	2,591,740
Fox Corp
3.050% due 04/07/25	350,000	383,742
3.666% due 01/25/22	1,880,000	1,960,342
4.030% due 01/25/24	780,000	859,390
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,158,708
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	710,000	792,890
T-Mobile USA Inc 3.500% due 04/15/25 ~	1,905,000	2,092,109
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	475,000
Verizon Communications Inc 5.150% due 09/15/23	1,350,000	1,527,783
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,660,000	1,814,605
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	565,000	593,331

		45,627,330

Consumer, Cyclical - 4.8%

American Airlines Pass-Through Trust ‘B’ 3.700% due 10/15/25	1,308,372	836,956

	Principal Amount	Value
AutoZone Inc 3.625% due 04/15/25	$920,000	$1,027,179
BMW US Capital LLC (Germany)
0.754% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,984,344
1.850% due 09/15/21 ~	2,450,000	2,480,209
Daimler Finance North America LLC (Germany)
1.750% due 03/10/23 ~	3,105,000	3,167,472
2.300% due 02/12/21 ~	4,525,000	4,552,982
Delta Air Lines Inc 2.600% due 12/04/20	1,255,000	1,256,681
Ford Motor Credit Co LLC
3.470% due 04/05/21	750,000	750,469
3.813% due 10/12/21	905,000	908,959
5.875% due 08/02/21	525,000	535,828
General Motors Co
4.875% due 10/02/23	1,265,000	1,379,232
5.400% due 10/02/23	2,160,000	2,383,319
General Motors Financial Co Inc
2.900% due 02/26/25	3,270,000	3,372,311
3.200% due 07/06/21	1,345,000	1,365,613
4.200% due 03/01/21	455,000	460,583
4.200% due 11/06/21	2,435,000	2,514,580
Harley-Davidson Financial Services Inc
1.181% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,548,044
2.550% due 06/09/22 ~	685,000	696,828
3.550% due 05/21/21 ~	500,000	507,485
4.050% due 02/04/22 ~	2,675,000	2,765,443
Hasbro Inc
2.600% due 11/19/22	1,550,000	1,609,248
3.000% due 11/19/24	2,085,000	2,211,321
Hyundai Capital America
2.375% due 02/10/23 ~	3,340,000	3,432,705
2.450% due 06/15/21 ~	1,350,000	1,364,764
2.850% due 11/01/22 ~	893,000	924,005
3.000% due 06/20/22 ~	1,950,000	2,011,201
3.950% due 02/01/22 ~	955,000	991,243
Lennar Corp 2.950% due 11/29/20	5,125,000	5,137,812
McDonald’s Corp 1.450% due 09/01/25	1,035,000	1,066,852
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,702,485
3.650% due 09/21/21 ~	1,365,000	1,392,531
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	2,335,000	2,368,511
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,855,539
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,439,966
QVC Inc 4.375% due 03/15/23	1,205,000	1,256,508
Ralph Lauren Corp 1.700% due 06/15/22	430,000	437,820
Ross Stores Inc 4.600% due 04/15/25	4,315,000	4,973,890
Starbucks Corp 1.300% due 05/07/22	805,000	815,866
The TJX Cos Inc 3.500% due 04/15/25	1,450,000	1,618,758
United Airlines Pass-Through Trust ‘B’ 3.500% due 05/01/28	750,000	559,875
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	510,000	519,555
2.700% due 09/26/22 ~	1,190,000	1,234,356
2.900% due 05/13/22 ~	735,000	760,199
3.125% due 05/12/23 ~	680,000	718,223
3.875% due 11/13/20 ~	3,460,000	3,473,401
Walgreen Co 3.100% due 09/15/22	755,000	790,668

		79,161,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 9.5%

AbbVie Inc
2.300% due 05/14/21	$1,730,000	$1,745,845
2.600% due 11/21/24 ~	6,025,000	6,395,619
2.900% due 11/06/22	3,195,000	3,352,037
3.200% due 11/06/22	260,000	273,961
3.250% due 10/01/22 ~	330,000	345,201
3.450% due 03/15/22 ~	1,100,000	1,139,942
Altria Group Inc
3.490% due 02/14/22	1,300,000	1,351,183
3.800% due 02/14/24	3,330,000	3,642,646
Anthem Inc 2.375% due 01/15/25	780,000	829,434
Archer-Daniels-Midland Co 2.750% due 03/27/25	545,000	593,068
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,175,000	6,402,467
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	2,095,000	2,104,316
Baxalta Inc 3.600% due 06/23/22	675,000	703,291
Baxter International Inc 3.750% due 10/01/25 ~	1,725,000	1,957,802
Bayer US Finance II LLC (Germany)
0.855% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,039,193
3.500% due 06/25/21 ~	2,880,000	2,938,135
3.875% due 12/15/23 ~	3,750,000	4,102,021
Becton Dickinson & Co
2.894% due 06/06/22	7,146,000	7,394,450
3.363% due 06/06/24	2,385,000	2,581,383
3.734% due 12/15/24	675,000	746,486
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	860,000	892,509
2.750% due 02/15/23 ~	1,320,000	1,388,953
2.875% due 02/19/21 ~	2,275,000	2,297,404
2.900% due 07/26/24 ~	1,780,000	1,931,525
3.250% due 02/20/23 ~	390,000	415,056
3.550% due 08/15/22 ~	3,060,000	3,247,638
3.625% due 05/15/24 ~	345,000	380,315
Bunge Ltd Finance Corp
3.000% due 09/25/22	4,810,000	5,003,002
3.500% due 11/24/20	5,140,000	5,162,679
4.350% due 03/15/24	235,000	258,836
Cardinal Health Inc
2.616% due 06/15/22	210,000	216,861
3.079% due 06/15/24	1,285,000	1,383,085
3.200% due 03/15/23	1,530,000	1,619,840
3.500% due 11/15/24	2,100,000	2,298,227
Cargill Inc 1.375% due 07/23/23 ~	1,175,000	1,202,305
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	3,737,000	3,750,985
Cigna Corp
0.896% (USD LIBOR + 0.650%) due 09/17/21 §	1,060,000	1,060,216
3.000% due 07/15/23 ~	1,245,000	1,319,928
3.400% due 09/17/21	590,000	607,350
3.750% due 07/15/23	1,300,000	1,409,773
3.900% due 02/15/22 ~	1,040,000	1,088,447
CVS Health Corp
2.625% due 08/15/24	615,000	656,010
3.350% due 03/09/21	2,584,000	2,617,948
3.700% due 03/09/23	2,234,000	2,393,777

	Principal Amount	Value
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	$1,300,000	$1,332,949
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	823,999
Equifax Inc
2.300% due 06/01/21	1,025,000	1,037,028
3.600% due 08/15/21	195,000	200,203
3.950% due 06/15/23	425,000	460,123
Express Scripts Holding Co 1.006% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,140,958
Gilead Sciences Inc 0.750% due 09/29/23	4,920,000	4,930,744
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,507,626
HPHT Finance 17 Ltd (Hong Kong) 2.750% due 09/11/22 ~	2,335,000	2,393,546
Humana Inc
2.900% due 12/15/22	340,000	355,778
3.150% due 12/01/22	800,000	840,540
3.850% due 10/01/24	1,195,000	1,321,976
4.500% due 04/01/25	2,015,000	2,315,334
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	1,355,000	1,434,408
3.500% due 02/11/23 ~	1,505,000	1,575,422
3.750% due 07/21/22 ~	2,920,000	3,052,764
Keurig Dr Pepper Inc 3.551% due 05/25/21	2,000,000	2,040,520
McKesson Corp 3.650% due 11/30/20	2,150,000	2,161,700
Moody’s Corp 3.750% due 03/24/25	2,185,000	2,466,918
PayPal Holdings Inc 1.350% due 06/01/23	3,060,000	3,127,434
PepsiCo Inc 0.750% due 05/01/23	4,080,000	4,126,654
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	2,245,000	2,355,662
5.750% due 04/07/21 ~	763,000	783,777
Perrigo Co PLC 4.000% due 11/15/23	1,355,000	1,422,967
Perrigo Finance Unlimited Co 3.900% due 12/15/24	5,705,000	6,186,563
Philip Morris International Inc 1.125% due 05/01/23	1,875,000	1,904,864
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	2,010,000	2,119,352
Royalty Pharma PLC 0.750% due 09/02/23 ~	1,865,000	1,861,248
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	290,000	307,983
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,015,000	3,126,890
Thermo Fisher Scientific Inc 4.133% due 03/25/25	725,000	826,515

		155,783,594

Diversified - 0.1%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,280,254

Energy - 6.8%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,733,404
Apache Corp 3.625% due 02/01/21	6,030,000	6,014,925
BP Capital Markets America Inc 2.937% due 04/06/23	1,325,000	1,402,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	$2,725,000	$2,783,113
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	2,320,000	2,266,305
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	3,199,620
7.000% due 06/30/24	4,035,000	4,650,961
Chevron Corp 1.141% due 05/11/23	1,785,000	1,820,568
Diamondback Energy Inc
2.875% due 12/01/24	4,735,000	4,799,789
4.750% due 05/31/25	2,280,000	2,461,581
Energy Transfer Operating LP
2.900% due 05/15/25	440,000	442,944
3.600% due 02/01/23	675,000	693,944
4.200% due 09/15/23	510,000	537,982
4.250% due 03/15/23	2,395,000	2,493,192
4.900% due 02/01/24	485,000	517,553
5.875% due 01/15/24	4,465,000	4,914,175
Eni SPA (Italy) 4.000% due 09/12/23 ~	1,835,000	1,989,515
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,206,346
EOG Resources Inc 2.625% due 03/15/23	520,000	542,021
EQT Corp
3.000% due 10/01/22	3,940,000	3,865,219
4.875% due 11/15/21	491,000	497,626
Exxon Mobil Corp
1.571% due 04/15/23	3,465,000	3,566,869
1.902% due 08/16/22	645,000	664,472
2.992% due 03/19/25	3,865,000	4,238,952
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	275,000	276,693
2.600% due 10/15/25 ~	910,000	913,989
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	274,191
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,265,000	1,280,961
Marathon Oil Corp 2.800% due 11/01/22	3,525,000	3,611,911
MPLX LP 1.342% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,550,086
Occidental Petroleum Corp 2.600% due 08/13/21	1,795,000	1,764,709
Plains All American Pipeline LP 5.000% due 02/01/21	1,600,000	1,605,882
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	3,300,000	3,479,017
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	3,230,000	3,540,142
6.250% due 03/15/22	5,211,000	5,531,633
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,500,471
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	680,000	684,514
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	3,040,000	3,302,841
4.000% due 12/21/25 ~	750,000	839,803
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,904,712
Suncor Energy Inc (Canada) 2.800% due 05/15/23	3,055,000	3,204,524
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	200,000	203,754
4.250% due 04/01/24	135,000	141,700
4.400% due 04/01/21	1,145,000	1,161,891
The Williams Cos Inc
3.350% due 08/15/22	875,000	909,157
3.700% due 01/15/23	3,835,000	4,055,549
4.300% due 03/04/24	565,000	618,727

	Principal Amount	Value
Valero Energy Corp
1.200% due 03/15/24	$1,680,000	$1,674,280
2.700% due 04/15/23	2,860,000	2,969,195
3.650% due 03/15/25	480,000	519,720
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,179,609

		112,002,792

Financial - 16.9%

ABN AMRO Bank NV (Netherlands) 0.821% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,605,000	2,618,002
AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	2,875,000	2,911,993
4.450% due 12/16/21	2,895,000	2,958,320
4.500% due 09/15/23	2,095,000	2,160,372
AIA Group Ltd (Hong Kong) 0.747% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,062,513
Air Lease Corp
2.250% due 01/15/23	1,480,000	1,484,236
2.500% due 03/01/21	950,000	955,816
3.500% due 01/15/22	900,000	923,458
American Express Co 3.700% due 08/03/23	170,000	184,286
American International Group Inc
2.500% due 06/30/25	2,865,000	3,066,567
4.875% due 06/01/22	1,420,000	1,522,663
6.400% due 12/15/20	1,180,000	1,194,364
Aon Corp 2.200% due 11/15/22	715,000	740,283
Aon PLC 2.800% due 03/15/21	4,175,000	4,211,474
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	1,700,000	1,561,065
3.625% due 05/01/22 ~	2,800,000	2,752,710
3.950% due 07/01/24 ~	560,000	532,401
5.125% due 10/01/23 ~	1,890,000	1,897,262
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,198,073
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,063,666
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,153,446
Banco Santander Mexico SA Institucion de Banca (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,688,125
5.375% due 04/17/25 ~	155,000	172,555
Bank of America Corp
0.636% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,902,321
0.875% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,985,850
1.432% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,130,594
2.503% due 10/21/22	2,000,000	2,042,778
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	2,480,000	2,561,121
Barclays Bank PLC (United Kingdom)
1.700% due 05/12/22	1,245,000	1,265,849
2.650% due 01/11/21	3,165,000	3,178,010
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,848,131
BPCE SA (France) 1.476% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	828,046
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	2,690,000	2,787,614
3.875% due 08/15/22	455,000	472,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Capital One Financial Corp
2.400% due 10/30/20	$1,375,000	$1,375,000
3.200% due 01/30/23	1,335,000	1,410,174
3.500% due 06/15/23	965,000	1,033,131
3.900% due 01/29/24	1,290,000	1,405,229
CC Holdings GS V LLC REIT 3.849% due 04/15/23	5,825,000	6,275,193
China Overseas Finance Cayman III Ltd (China) 5.375% due 10/29/23 ~	3,600,000	4,015,520
Citibank NA 2.844% due 05/20/22	2,610,000	2,650,440
Citigroup Inc
2.312% due 11/04/22	2,255,000	2,299,743
2.900% due 12/08/21	4,145,000	4,259,517
3.106% due 04/08/26	1,845,000	1,987,886
Citizens Bank NA
2.550% due 05/13/21	1,035,000	1,047,299
2.650% due 05/26/22	1,300,000	1,343,825
3.250% due 02/14/22	2,345,000	2,431,177
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	3,375,000	3,588,499
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	665,000	674,310
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	3,030,000	3,063,410
2.100% due 11/12/21	2,520,000	2,568,154
2.800% due 04/08/22	2,420,000	2,506,771
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	3,093,449
3.001% due 09/20/22 ~	2,585,000	2,636,211
5.000% due 01/12/22 ~	1,835,000	1,928,385
5.375% due 01/12/24 ~	255,000	287,177
Deutsche Bank AG (Germany)
1.539% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,192,493
3.150% due 01/22/21	1,875,000	1,886,627
3.375% due 05/12/21	225,000	228,034
Discover Bank 3.200% due 08/09/21	380,000	387,730
Fifth Third Bancorp 1.625% due 05/05/23	1,190,000	1,222,872
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,229,860
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,584,478
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,357,684
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	1,375,000	1,372,620
2.099% due 06/04/26	3,515,000	3,561,824
ING Groep NV (Netherlands) 1.368% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,989,547
Intercontinental Exchange Inc 0.700% due 06/15/23	1,320,000	1,324,934
JPMorgan Chase & Co 2.083% due 04/22/26	3,500,000	3,661,101
KeyBank NA 3.300% due 02/01/22	3,200,000	3,327,144
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	935,000	942,091
4.500% due 11/04/24	1,025,000	1,120,198
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,815,000	2,013,937
Metropolitan Life Global Funding I 0.900% due 06/08/23 ~	2,355,000	2,381,766

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
0.895% (USD LIBOR + 0.650%) due 07/26/21 §	$655,000	$657,641
3.218% due 03/07/22	6,185,000	6,419,991
Morgan Stanley 2.750% due 05/19/22	2,005,000	2,078,602
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,181,970
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	2,970,000	3,059,570
New York Life Global Funding 1.100% due 05/05/23 ~	1,385,000	1,409,140
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,556,849
PNC Bank NA 2.950% due 01/30/23	1,305,000	1,374,948
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	422,378
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,194,107
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	2,190,000	2,260,648
2.125% due 11/03/20	1,225,000	1,227,047
SBA Tower Trust REIT
1.884% due 01/15/26 ~	725,000	743,422
2.836% due 01/15/25 ~	1,725,000	1,850,283
3.168% due 04/11/22 ~	2,360,000	2,390,645
3.448% due 03/15/23 ~	4,500,000	4,751,273
Simon Property Group LP REIT
2.625% due 06/15/22	2,235,000	2,294,757
3.375% due 10/01/24	2,205,000	2,387,542
3.500% due 09/01/25	555,000	608,645
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	347,191
Standard Chartered PLC (United Kingdom)
1.422% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,465,679
2.744% due 09/10/22 ~	2,965,000	3,012,868
3.885% due 03/15/24 ~	395,000	416,646
3.950% due 01/11/23 ~	835,000	867,806
State Street Corp 2.825% due 03/30/23 ~	625,000	646,996
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	2,540,000	2,536,800
1.300% due 06/02/23 ~	2,205,000	2,248,791
2.650% due 03/10/21 ~	2,450,000	2,479,032
Synchrony Bank 3.000% due 06/15/22	705,000	728,233
Synchrony Financial 2.850% due 07/25/22	6,027,000	6,209,901
The Bank of Nova Scotia (Canada) 0.550% due 09/15/23	745,000	744,061
The Charles Schwab Corp 4.200% due 03/24/25	2,275,000	2,615,120
The Goldman Sachs Group Inc
1.355% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,093,090
3.500% due 04/01/25	2,170,000	2,397,723
5.750% due 01/24/22	2,010,000	2,146,227
The Western Union Co
2.850% due 01/10/25	2,440,000	2,575,762
3.600% due 03/15/22	2,815,000	2,919,386
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,070,958
Truist Bank
1.250% due 03/09/23	4,580,000	4,663,694
2.800% due 05/17/22	2,035,000	2,112,161
UBS AG (Switzerland) 1.750% due 04/21/22 ~	720,000	733,294
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,462,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
1.476% (USD LIBOR + 1.220%) due 05/23/23 § ~	$3,105,000	$3,140,237
3.000% due 04/15/21 ~	2,670,000	2,707,836
US Bank NA 0.565% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,593,252
Ventas Realty LP REIT
3.100% due 01/15/23	455,000	473,432
3.250% due 08/15/22	640,000	665,579
Wells Fargo & Co
1.654% due 06/02/24	1,780,000	1,813,900
2.188% due 04/30/26	1,575,000	1,638,235
3.500% due 03/08/22	1,290,000	1,344,998
4.125% due 08/15/23	765,000	833,903
Wells Fargo Bank NA 2.082% due 09/09/22	2,020,000	2,048,984
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,672,385

		277,977,128

Industrial - 4.7%

Amphenol Corp 2.050% due 03/01/25	1,580,000	1,659,979
Avnet Inc 3.750% due 12/01/21	1,520,000	1,564,147
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	485,464
Carrier Global Corp 2.242% due 02/15/25 ~	3,225,000	3,364,995
CNH Industrial Capital LLC
3.875% due 10/15/21	3,305,000	3,396,607
4.375% due 11/06/20	4,164,000	4,177,678
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,126,200
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,256,893
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	3,060,000	3,037,747
FedEx Corp 3.800% due 05/15/25	1,070,000	1,210,376
General Electric Co
3.150% due 09/07/22	970,000	1,013,371
3.450% due 05/15/24	905,000	971,780
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/21 ~	3,180,000	3,259,255
Honeywell International Inc
0.483% due 08/19/22	8,000,000	8,013,696
1.350% due 06/01/25	1,860,000	1,918,865
Keysight Technologies Inc 4.550% due 10/30/24	1,038,000	1,173,392
Northrop Grumman Corp 2.550% due 10/15/22	1,445,000	1,505,488
Otis Worldwide Corp 2.056% due 04/05/25	1,870,000	1,967,090
Penske Truck Leasing Co LP
3.300% due 04/01/21 ~	5,780,000	5,848,585
3.375% due 02/01/22 ~	1,467,000	1,515,241
3.650% due 07/29/21 ~	580,000	593,762
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,677,073
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	3,817,000	3,812,229
Roper Technologies Inc
0.450% due 08/15/22	660,000	660,065
1.000% due 09/15/25	510,000	511,644
2.350% due 09/15/24	670,000	709,182
3.000% due 12/15/20	435,000	436,327
3.125% due 11/15/22	2,755,000	2,890,063
3.650% due 09/15/23	695,000	755,946

	Principal Amount	Value
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	$3,900,000	$4,046,620
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	504,337
3.550% due 04/15/24 ~	695,000	729,898
4.125% due 07/15/23 ~	311,000	329,053
Vulcan Materials Co 0.896% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,382,303
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	2,730,000	2,795,174

		77,300,525

Technology - 2.2%

Analog Devices Inc 2.950% due 04/01/25	555,000	604,137
Apple Inc
0.750% due 05/11/23	2,865,000	2,892,321
2.400% due 05/03/23	1,340,000	1,410,922
Broadcom Corp 2.200% due 01/15/21	3,210,000	3,222,527
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,579,011
International Business Machines Corp 2.850% due 05/13/22	2,810,000	2,926,601
Microchip Technology Inc
2.670% due 09/01/23 ~	2,125,000	2,201,315
3.922% due 06/01/21	3,815,000	3,898,871
Micron Technology Inc
2.497% due 04/24/23	6,015,000	6,251,156
4.640% due 02/06/24	705,000	786,603
NXP BV (Netherlands)
2.700% due 05/01/25 ~	395,000	418,628
3.875% due 09/01/22 ~	1,210,000	1,279,236
4.625% due 06/01/23 ~	3,390,000	3,714,689
Oracle Corp 2.500% due 04/01/25	2,460,000	2,639,884
Texas Instruments Inc 1.375% due 03/12/25	940,000	973,572

		36,799,473

Utilities - 2.8%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	290,073
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	764,348
Edison International
2.950% due 03/15/23	1,520,000	1,560,462
3.125% due 11/15/22	1,140,000	1,176,537
Enel Finance International NV (Italy)
2.750% due 04/06/23 ~	1,300,000	1,359,275
2.875% due 05/25/22 ~	4,165,000	4,299,200
4.250% due 09/14/23 ~	3,731,000	4,087,721
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,215,252
Israel Electric Corp Ltd (Israel)
5.000% due 11/12/24 ~	1,750,000	1,975,129
6.875% due 06/21/23 ~	565,000	648,352
NextEra Energy Capital Holdings Inc 0.806% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,823
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,202,444
Pacific Gas and Electric Co 1.750% due 06/16/22	8,140,000	8,149,860
San Diego Gas & Electric Co 1.914% due 02/01/22	423,227	426,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sempra Energy
0.775% (USD LIBOR + 0.500%) due 01/15/21 §	$1,103,000	$1,103,103
2.875% due 10/01/22	145,000	150,536
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	4,005,000	4,123,331
The AES Corp 3.300% due 07/15/25 ~	1,565,000	1,670,223
Vistra Operations Co LLC 3.550% due 07/15/24 ~	6,410,000	6,831,599

		45,119,693

Total Corporate Bonds & Notes (Cost $829,683,139)		850,646,633

MORTGAGE-BACKED SECURITIES - 17.9%

Collateralized Mortgage Obligations - Commercial - 4.8%

280 Park Avenue Mortgage Trust 1.032% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,640,762
Austin Fairmont Hotel Trust 1.202% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,135,759
BAMLL Commercial Mortgage Securities Trust
1.002% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,647,029
3.490% due 04/14/33 ~	1,775,000	1,900,043
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	240,838	242,023
Bank
2.056% due 11/15/62	852,106	866,362
2.263% due 08/15/61	802,474	822,320
BX Commercial Mortgage Trust
1.232% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,395,468	1,396,307
1.272% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,363,752	1,358,955
1.402% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,313,798	1,304,372
BX Trust 0.952% (USD LIBOR + 0.800%) due 05/15/35 § ~	4,635,000	4,487,547
CAMB Commercial Mortgage Trust 1.222% (USD LIBOR + 1.070%) due 12/15/37 § ~	1,375,000	1,380,945
CD Mortgage Trust 1.965% due 02/10/50	197,629	198,471
CGDB Commercial Mortgage Trust 1.802% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,590,597
Commercial Mortgage Trust
3.754% due 02/10/37 § ~	2,115,000	1,961,377
3.838% due 09/10/47	2,825,000	3,113,855
3.961% due 03/10/47	2,155,000	2,356,999
4.353% due 08/10/30 ~	1,180,000	1,263,807
4.701% due 03/10/47	930,000	990,102
4.842% due 02/10/47 §	1,715,000	1,874,188
4.868% due 08/10/47 § ~	710,000	635,985
Credit Suisse Mortgage Capital Certificates
1.582% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,129,373
1.752% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,563,465
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	996,623	1,021,785
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,435,843

	Principal Amount	Value
Great Wolf Trust
1.186% (USD LIBOR + 1.034%) due 12/15/36 § ~	$3,830,000	$3,705,296
1.785% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	975,778
GS Mortgage Securities Corp Trust 1.052% (USD LIBOR + 0.900%) due 06/15/36 § ~	3,200,000	3,183,707
InTown Hotel Portfolio Trust
0.852% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	817,229
1.402% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	665,590
JP Morgan Chase Commercial Mortgage Securities Trust
1.502% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,132,425
1.752% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	982,162
4.388% due 07/15/46 ~	333,761	337,596
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,683,133
Merit
1.552% (USD LIBOR + 1.400%) due 08/15/37 § ~	910,000	913,865
1.852% (USD LIBOR + 1.700%) due 08/15/37 § ~	835,000	839,003
2.502% (USD LIBOR + 2.350%) due 08/15/37 § ~	1,100,000	1,106,409
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	849,316
Morgan Stanley Capital I Trust 3.912% due 09/09/32 ~	2,700,000	2,893,089
New Orleans Hotel Trust 1.441% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,118,143
RETL 1.302% (USD LIBOR + 1.150%) due 03/15/36 § ~	107,013	107,252
SLIDE
1.052% (USD LIBOR + 0.900%) due 06/15/31 § ~	1,646,576	1,592,481
2.002% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,268,053	1,154,057
WFRBS Commercial Mortgage Trust
3.917% due 10/15/57	2,580,000	2,858,226
4.045% due 03/15/47	1,465,000	1,603,570
4.697% due 04/15/45	1,590,000	1,644,404

		78,481,002

Collateralized Mortgage Obligations - Residential - 9.5%

Angel Oak Mortgage Trust
1.261% due 05/25/65 § ~	1,872,018	1,876,040
1.579% due 05/25/65 § ~	1,453,992	1,458,053
1.691% due 04/25/65 § ~	3,542,436	3,571,039
3.301% due 07/26/49 § ~	1,576,353	1,596,768
3.920% due 11/25/48 § ~	3,354,775	3,439,661
CIM Trust 2.500% due 04/25/50 § ~	3,690,000	3,810,436
COLT Mortgage Loan Trust
1.506% due 04/27/65 § ~	979,615	986,752
2.764% due 08/25/49 § ~	1,456,028	1,475,975
3.337% due 05/25/49 § ~	632,461	639,040
3.705% due 03/25/49 § ~	3,095,752	3,128,512
4.006% due 12/28/48 § ~	427,589	434,258
Connecticut Avenue Securities Trust 0.948% (USD LIBOR + 0.800%) due 01/25/40 § ~	830,153	827,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Deephaven Residential Mortgage Trust
1.692% due 05/25/65 ~	$1,944,356	$1,958,940
2.339% due 01/25/60 § ~	1,308,430	1,323,394
2.577% due 10/25/47 § ~	550,948	558,982
2.711% due 10/25/47 § ~	46,837	47,509
2.813% due 10/25/47 § ~	43,755	44,342
2.976% due 12/25/57 § ~	637,472	642,975
3.485% due 12/26/46 § ~	116,161	117,012
3.763% due 04/25/59 § ~	788,269	796,424
3.921% due 04/25/59 § ~	810,000	814,615
3.963% due 08/25/58 § ~	62,681	63,041
Ellington Financial Mortgage Trust
2.006% due 05/25/65 § ~	681,898	691,785
2.739% due 11/25/59 § ~	930,097	950,980
Fannie Mae
3.000% due 11/25/47	3,557,749	3,827,981
4.000% due 06/25/44	392,377	401,585
Fannie Mae Connecticut Avenue Securities
0.998% due 07/25/30 §	1,787,324	1,760,146
1.248% (USD LIBOR + 1.100%) due 11/25/29 §	2,404,899	2,378,726
1.348% (USD LIBOR + 1.200%) due 01/25/30 §	1,028,431	1,004,024
1.498% (USD LIBOR + 1.350%) due 09/25/29 §	1,038,320	1,029,222
2.248% (USD LIBOR + 2.100%) due 03/25/31 §	1,988,301	1,961,574
4.598% (USD LIBOR + 4.450%) due 01/25/29 §	1,086,279	1,124,632
Flagstar Mortgage Trust
0.998% (USD LIBOR + 0.850%) due 03/25/50 § ~	1,149,471	1,147,799
4.000% due 09/25/48 § ~	1,989,125	2,142,419
Freddie Mac
3.604% due 10/25/46 §	762,686	764,164
3.820% due 05/25/47 § ~	263,226	263,891
7.000% due 09/15/30	203,415	233,835
Freddie Mac STACR Trust
0.898% (USD LIBOR + 0.750%) due 10/25/48 - 02/25/50 § ~	1,248,091	1,247,087
1.248% (USD LIBOR + 1.100%) due 03/25/50 § ~	1,744,254	1,745,486
1.452% (USD LIBOR + 1.300%) due 09/25/50 § ~	2,690,000	2,710,019
1.548% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,152,077	1,075,000
1.648% (USD LIBOR + 1.500%) due 06/25/50 - 08/25/50 § ~	3,275,000	3,291,260
1.698% (USD LIBOR + 1.550%) due 07/25/50 § ~	2,355,000	2,364,683
2.498% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,519,430
3.248% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,565,000	1,551,542
3.302% (USD LIBOR + 3.150%) due 09/25/50 § ~	820,000	823,077
Freddie Mac Structured Agency Credit Risk Debt Notes
1.348% (USD LIBOR + 1.200%) due 10/25/29 §	348,827	349,130
4.798% (USD LIBOR + 4.650%) due 10/25/28 §	1,439,813	1,502,139
4.848% (USD LIBOR + 4.700%) due 04/25/28 §	1,739,235	1,816,337
FWD Securitization Trust 2.240% due 01/25/50 § ~	2,675,266	2,697,514
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	1,040,402	1,063,238
2.832% due 01/25/60 § ~	1,085,000	1,054,004
3.339% due 10/25/59 § ~	680,000	671,569
3.500% due 11/25/57 § ~	1,225,716	1,251,946
4.000% due 02/25/59 § ~	1,446,190	1,480,335
GS Mortgage-Backed Securities Trust 2.440% due 07/25/44 § ~	73,961	74,845

	Principal Amount	Value
Homeward Opportunities Fund I Trust
1.657% due 05/25/65 § ~	$3,019,810	$3,049,383
2.675% due 11/25/59 § ~	1,446,624	1,471,129
3.454% due 01/25/59 § ~	1,623,797	1,656,357
3.606% due 01/25/59 § ~	1,163,947	1,184,104
3.766% due 06/25/48 § ~	686,936	690,997
3.897% due 06/25/48 § ~	599,062	598,795
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	1,486,896	1,530,691
3.500% due 06/25/50 § ~	2,373,040	2,396,174
3.500% due 08/25/50 § ~	1,124,737	1,153,230
New Residential Mortgage Loan Trust
1.650% due 05/24/60 § ~	2,799,927	2,820,024
2.464% due 01/26/60 § ~	1,157,682	1,174,088
2.710% due 11/25/59 § ~	1,841,911	1,895,654
2.802% due 07/25/49 § ~	1,678,020	1,710,924
3.086% due 07/25/49 § ~	690,956	700,134
3.600% due 04/25/49 § ~	913,919	926,962
3.986% due 11/25/48 § ~	1,258,466	1,295,071
4.138% due 11/25/48 § ~	1,000,933	1,021,588
OBX Trust
0.898% (USD LIBOR + 0.750%) due 02/25/60 § ~	1,481,094	1,483,760
1.048% (USD LIBOR + 0.900%) due 06/25/59 § ~	794,292	795,453
1.048% (USD LIBOR + 0.900%) due 10/25/59 § ~	688,356	690,465
1.098% (USD LIBOR + 0.950%) due 02/25/60 § ~	2,421,885	2,404,579
1.348% (USD LIBOR + 1.200%) due 06/25/59 § ~	782,601	777,265
3.000% due 01/25/60 § ~	1,795,000	1,854,615
3.000% due 05/25/60 § ~	3,637,274	3,743,539
3.500% due 12/25/49 § ~	701,063	726,448
3.500% due 02/25/60 § ~	1,601,771	1,655,637
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	1,341,264	1,355,294
4.000% due 06/25/48 § ~	1,750,621	1,804,070
4.000% due 08/25/48 § ~	1,591,625	1,642,395
4.000% due 10/25/48 § ~	436,441	448,308
4.500% due 08/25/48 § ~	392,891	411,845
STACR Trust
0.898% (USD LIBOR + 0.750%) due 09/25/48 § ~	4,736	4,727
0.948% (USD LIBOR + 0.800%) due 12/25/30 § ~	382,706	382,018
1.048% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	1,020,147
1.098% (USD LIBOR + 0.950%) due 12/25/30 § ~	700,000	695,957
1.398% (USD LIBOR + 1.250%) due 02/25/47 § ~	735,836	716,095
Starwood Mortgage Residential Trust
2.408% due 02/25/50 § ~	804,654	819,447
2.610% due 09/27/49 § ~	263,118	267,736
2.916% due 09/27/49 § ~	665,197	676,311
2.941% due 06/25/49 § ~	1,208,226	1,230,940
3.299% due 06/25/49 § ~	979,913	994,265
3.468% due 02/25/49 § ~	593,821	609,126
Verus Securitization Trust
1.977% due 03/25/60 § ~	430,109	435,898
2.226% due 05/25/60 § ~	4,423,832	4,475,071
2.417% due 01/25/60 § ~	2,551,599	2,608,696
2.724% due 01/25/60 § ~	1,154,008	1,178,150
2.913% due 07/25/59 § ~	2,380,462	2,443,376
3.100% due 11/25/59 § ~	1,189,810	1,210,405
3.117% due 07/25/59 § ~	1,521,441	1,558,234
3.211% due 05/25/59 § ~	1,178,887	1,206,887
3.402% due 12/25/59 § ~	498,190	513,218
3.677% due 06/01/58 § ~	855,504	869,875
3.779% due 06/01/58 § ~	272,724	276,061

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.830% due 06/01/58 § ~	$171,885	$173,798
3.836% due 02/25/59 § ~	3,223,304	3,271,113
4.034% due 12/25/59 § ~	415,000	422,173
4.108% due 10/25/58 § ~	1,030,909	1,060,134
Vista Point Securitization Trust
1.763% due 03/25/65 § ~	2,405,695	2,424,233
2.496% due 04/25/65 § ~	840,684	843,315

		156,039,348

Fannie Mae - 2.5%

due 10/01/50 #	4,865,000	5,240,911
2.632% (USD LIBOR + 1.545%) due 01/01/35 §	4,896	5,073
2.669% (UST + 2.272%) due 06/01/33 §	387,828	408,563
3.000% due 09/01/28 - 02/01/35	4,259,046	4,575,962
3.462% (USD LIBOR + 1.620%) due 04/01/33 §	29,816	29,975
3.500% (USD LIBOR + 1.750%) due 05/01/33 §	37,366	37,562
3.500% due 01/01/44 - 07/01/50	6,905,193	7,382,060
3.556% (USD LIBOR + 1.556%) due 02/01/33 §	60,328	60,648
3.758% (UST + 2.258%) due 06/01/35 §	100,637	101,534
3.784% (UST + 2.215%) due 02/01/33 §	44,765	44,840
4.000% due 03/01/41 - 01/01/50	3,338,777	3,565,270
4.500% due 05/01/25 - 01/01/50	7,680,415	8,406,945
5.000% due 07/01/24 - 02/01/49	3,207,511	3,649,531
5.500% due 01/01/36 - 06/01/39	1,834,495	2,139,104
6.000% due 03/01/37 - 02/01/49	4,626,703	5,543,199
6.500% due 05/01/33	461,317	546,015
7.000% due 05/01/33 - 06/01/33	268,594	303,374

		42,040,566

Freddie Mac - 0.4%

2.345% (UST + 2.222%) due 09/01/35 §	511,512	539,655
3.000% due 11/01/34	1,304,796	1,418,851
3.457% (UST + 2.250%) due 08/01/35 §	301,454	319,418
3.576% (UST + 1.951%) due 02/01/35 §	97,051	97,539
3.725% (USD LIBOR + 1.725%) due 03/01/35 §	262,443	264,228
4.000% due 12/01/49	561,811	614,859
4.500% due 05/01/50	696,494	757,239
5.000% due 12/01/41	1,013,146	1,165,937
5.500% due 07/01/38 - 06/01/41	455,556	527,148
7.000% due 03/01/39	296,506	346,732
7.500% due 06/01/38	287,163	337,899

		6,389,505

Government National Mortgage Association - 0.7%

3.000% (UST + 1.500%) due 01/20/35 §	632,999	664,464
3.250% (UST + 1.500%) due 09/20/34 §	474,338	497,634
4.000% due 10/01/50	150,000	159,387
4.500% due 01/20/48 - 12/20/49	1,947,908	2,091,910
5.000% due 12/20/34 - 05/20/48	4,272,436	4,689,642
5.500% due 09/15/45 - 02/20/49	3,253,748	3,670,333
6.000% due 01/15/22 - 07/15/36	429,162	489,237

		12,262,607

Total Mortgage-Backed Securities (Cost $291,664,828)		295,213,028

	Principal Amount	Value
ASSET-BACKED SECURITIES - 16.1%

Ally Auto Receivables Trust
2.460% due 09/15/22	$405,000	$405,352
2.930% due 11/15/23	565,000	565,509
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,940,340
AmeriCredit Automobile Receivables Trust
0.970% due 02/18/26	800,000	803,230
1.590% due 10/20/25	1,215,000	1,233,036
1.800% due 12/18/25	1,175,000	1,185,280
2.240% due 04/08/22	2,948,625	2,955,466
2.240% due 06/19/23	1,060,901	1,065,053
2.690% due 06/19/23	1,500,000	1,525,829
2.710% due 08/18/22	602,436	607,625
2.710% due 09/08/22	2,880,000	2,915,471
3.080% due 12/18/23	4,700,000	4,861,886
3.820% due 03/18/24	6,575,000	6,920,607
Applebee’s Funding LLC 4.194% due 06/07/49 ~	1,265,000	1,179,136
ARI Fleet Lease Trust 2.550% due 10/15/26 ~	258,789	259,602
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	121,810	122,110
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	960,511
2.990% due 06/20/22 ~	995,000	1,003,345
3.350% due 09/22/25 ~	1,355,000	1,434,102
3.410% due 09/20/23 ~	1,135,000	1,148,250
3.700% due 03/20/23 ~	625,000	638,756
4.530% due 03/20/23 ~	850,000	864,359
4.950% due 03/20/25 ~	745,000	780,669
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	3,410,831	3,450,715
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	2,940,905	3,044,180
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	1,495,634	1,528,844
3.500% due 08/28/57 § ~	2,755,011	2,813,512
BlueMountain CLO Ltd (Cayman) 1.202% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,357,073	2,345,594
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	578,720	594,580
Capital Auto Receivables Asset Trust
2.430% due 05/20/22 ~	520,000	524,808
2.700% due 09/20/22 ~	835,000	848,255
3.090% due 08/22/22 ~	1,460,000	1,488,592
3.480% due 10/20/23 ~	585,000	592,914
3.690% due 12/20/23 ~	740,000	755,200
CarMax Auto Owner Trust 1.090% due 03/16/26	2,730,000	2,763,511
Carmax Auto Owner Trust 3.010% due 12/16/24	3,280,000	3,459,682
Cayuga Park CLO Ltd (Cayman) 1.832% (USD LIBOR + 1.600%) due 07/17/31 § ~	2,420,000	2,426,072
CBAM Ltd (Cayman) 1.555% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,823,401
CIFC Funding Ltd (Cayman)
due 10/20/31 # ~ ±	4,055,000	4,055,000
1.314% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,944,115
1.942% (USD LIBOR + 1.700%) due 07/15/32 § ~	2,810,000	2,819,551
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,161,496
2.010% due 12/16/24	3,000,000	3,082,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.010% due 04/15/24	$1,495,000	$1,535,898
3.470% due 10/15/25	795,000	823,348
Cole Park CLO Ltd (Cayman) 1.322% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,534,806
Daimler Trucks Retail Trust
1.370% due 06/15/27	1,940,000	1,953,973
3.030% due 11/15/24 ~	643,371	646,449
Dryden 86 CLO Ltd (Cayman) 1.884% (USD LIBOR + 1.650%) due 07/17/30 § ~	3,985,000	4,000,428
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	156,697	157,002
2.690% due 03/25/30 ~	586,020	599,300
2.730% due 04/25/28 ~	1,164,888	1,182,287
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,065,912
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,546,804
Ford Credit Floorplan Master Owner Trust 1.420% due 09/15/25	1,885,000	1,888,612
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,343,824
2.560% due 07/22/24	860,000	892,587
3.500% due 04/20/22	775,000	778,148
3.560% due 12/20/22	2,140,000	2,185,172
GM Financial Consumer Automobile Receivables Trust 1.490% due 12/16/24	620,000	632,710
GMF Floorplan Owner Revolving Trust
1.030% due 08/15/25 ~	830,000	831,274
2.700% due 04/15/24 ~	1,490,000	1,541,794
Golub Capital Partners CLO Ltd (Cayman) 1.422% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,494,908
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	221,966	222,452
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,505,772	1,520,208
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	577,159	589,848
2.740% due 02/25/39 ~	1,175,173	1,216,927
2.960% due 12/26/28 ~	160,875	161,983
Hyundai Auto Receivables Trust
1.410% due 11/15/24	1,375,000	1,405,111
1.600% due 12/15/26	1,360,000	1,384,754
2.380% due 04/17/23	895,000	904,087
2.940% due 05/15/25	1,340,000	1,406,354
John Deere Owner Trust 0.720% due 06/15/27	1,040,000	1,049,303
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,245,000	1,284,630
Madison Park Funding XVIII Ltd (Cayman) 1.461% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,210,379
Madison Park Funding XXXVII Ltd (Cayman) 1.575% (USD LIBOR + 1.300%) due 07/15/32 § ~	925,000	920,470
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	247,304	250,798
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	1,728,110	1,748,047
MVW LLC 2.730% due 10/20/37 ~	716,265	735,446
MVW Owner Trust
2.250% due 09/22/31 ~	337,675	338,559
2.420% due 12/20/34 ~	310,017	316,573
2.520% due 12/20/32 ~	101,710	102,229
2.750% due 12/20/34 ~	105,573	106,982

	Principal Amount	Value
2.890% due 11/20/36 ~	$2,397,961	$2,469,958
2.990% due 12/20/34 ~	284,880	286,414
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	1,610,000	1,613,390
1.220% due 07/15/69 ~	1,295,770	1,301,596
1.690% due 05/15/69 ~	2,231,556	2,262,089
2.150% due 11/15/68 ~	4,645,000	4,806,906
2.390% due 05/15/68 ~	307,921	310,163
2.460% due 11/15/68 ~	1,455,000	1,521,775
2.640% due 05/15/68 ~	2,755,000	2,880,485
2.820% due 02/15/68 ~	699,069	703,152
3.420% due 01/15/43 ~	5,712,837	5,985,887
Navient Student Loan Trust 0.418% (USD LIBOR + 0.270%) due 02/27/68 § ~	2,207,205	2,208,071
Navistar Financial Dealer Note Master Trust
1.098% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,610,176
1.498% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,727,991
Neuberger Berman CLO XVI-S Ltd (Cayman) 1.125% (USD LIBOR + 0.850%) due 01/15/28 § ~	2,996,742	2,981,747
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) due 10/20/32 # ~ ±	2,045,000	2,045,000
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	775,000	790,720
Nissan Master Owner Trust Receivables
0.582% (USD LIBOR + 0.430%) due 11/15/23 §	2,095,000	2,099,934
0.712% (USD LIBOR + 0.560%) due 02/15/24 §	2,525,000	2,536,395
OCP CLO Ltd (Cayman)
1.065% (USD LIBOR + 0.820%) due 10/26/27 § ~	3,320,779	3,304,482
1.392% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,162,168
OZLM VIII Ltd (Cayman) 1.443% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,597,902	1,580,085
Palmer Square CLO Ltd (Cayman) 1.904% (USD LIBOR + 1.700%) due 07/15/31 § ~	1,705,000	1,704,752
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,925,700	1,935,641
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,817,620
Santander Drive Auto Receivables Trust
0.690% due 03/17/25	2,855,000	2,857,866
2.790% due 01/16/24	1,115,000	1,133,536
2.960% due 03/15/24	4,572,459	4,606,729
3.210% due 09/15/23	1,536,598	1,547,077
3.270% due 01/17/23	27,835	27,873
3.350% due 07/17/23	681,126	689,106
Santander Retail Auto Lease Trust
1.860% due 02/21/23 ~	4,965,000	5,065,188
2.520% due 11/20/24 ~	1,245,000	1,271,456
2.770% due 06/20/22 ~	1,520,000	1,550,173
2.880% due 06/20/24 ~	3,130,000	3,184,507
3.300% due 05/22/23 ~	1,240,000	1,277,138
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	164,836	167,787
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	166,577	167,439
2.430% due 10/20/33 ~	705,173	710,897
2.580% due 09/20/32 ~	240,018	240,558
3.510% due 07/20/37 ~	1,155,184	1,170,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SLM Student Loan Trust
0.548% (USD LIBOR + 0.400%) due 03/25/25 §	$2,257,264	$2,158,162
0.895% (USD LIBOR + 0.650%) due 01/25/22 §	2,280,679	2,162,869
1.745% (USD LIBOR + 1.500%) due 04/25/23 §	274,471	269,582
1.945% (USD LIBOR + 1.700%) due 07/25/23 §	356,784	352,539
SMB Private Education Loan Trust
0.872% (USD LIBOR + 0.720%) due 01/15/37 § ~	3,487,248	3,462,079
1.152% (USD LIBOR + 1.000%) due 06/15/27 § ~	529,038	530,020
1.290% due 07/15/53 ~	2,880,000	2,884,024
1.652% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,285,482
Synchrony Card Funding LLC 2.340% due 06/15/25	3,455,000	3,568,563
Synchrony Card Issuance Trust 3.380% due 09/15/24	3,030,000	3,117,483
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	207,543	211,128
2.750% due 08/25/55 § ~	396,449	407,537
3.000% due 02/25/55 § ~	345,995	355,774
3.250% due 07/25/58 § ~	2,187,423	2,309,649
3.750% due 03/25/58 § ~	1,632,685	1,770,746
3.750% due 05/25/58 § ~	919,366	995,806
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,823,677
Verizon Owner Trust
1.940% due 04/22/24	2,180,000	2,232,621
2.530% due 04/20/22 ~	2,075,000	2,089,224
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,072,574
Volvo Financial Equipment Master Owner Trust 0.652% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	830,374
World Omni Auto Receivables Trust 1.640% due 08/17/26	825,000	838,752
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,200,929
1.250% due 10/15/26	1,375,000	1,376,001

Total Asset-Backed Securities (Cost $261,013,917)		265,028,980

U.S. TREASURY OBLIGATIONS - 13.1%

U.S. Treasury Notes - 13.1%
0.125% due 04/30/22	104,530,000	104,527,959
0.125% due 06/30/22	3,965,000	3,964,380
0.125% due 07/15/23	6,380,000	6,374,517
0.125% due 08/15/23	16,170,000	16,155,472
1.500% due 09/15/22 ‡	5,190,000	5,329,076
1.750% due 06/15/22	61,240,000	62,921,708
1.750% due 07/15/22	1,500,000	1,543,301
2.125% due 05/15/22	13,980,000	14,431,073

		215,247,486

Total U.S. Treasury Obligations (Cost $214,224,209)		215,247,486

MUNICIPAL BONDS - 0.6%

Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	85,000	85,985
1.838% due 12/01/23	80,000	81,367
2.064% due 12/01/24	230,000	235,251

	Principal Amount	Value
Dallas Fort Worth International Airport 1.329% due 11/01/25	$490,000	$492,279
Houston TX Airport System Revenue
due 07/01/22 #	170,000	170,044
due 07/01/23 #	285,000	285,410
due 07/01/24 #	950,000	953,762
Long Island Power Authority 0.764% due 03/01/23	720,000	720,526
Port Authority of New York & New Jersey 1.086% due 07/01/23	2,795,000	2,835,835
State Board of Administration Finance Corp 1.258% due 07/01/25	3,260,000	3,311,573
State of Connecticut
1.998% due 07/01/24	550,000	576,312
2.000% due 07/01/23	220,000	228,749
2.098% due 07/01/25	365,000	387,787

Total Municipal Bonds (Cost $10,201,185)		10,364,880

SHORT-TERM INVESTMENTS - 1.4%

Commercial Paper - 0.3%

Boeing Co
2.216% due 11/16/20	2,615,000	2,611,241
2.376% due 11/04/20	2,695,000	2,692,126

		5,303,367

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $18,425,940; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $18,794,474)	18,425,940	18,425,940

Total Short-Term Investments (Cost $23,722,902)		23,729,307

TOTAL INVESTMENTS - 100.8% (Cost $1,630,510,180)		1,660,230,314

DERIVATIVES - (0.0%)		(11,910)

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(13,021,451)

NET ASSETS - 100.0%		$1,647,196,953

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/20	1,229	$271,505,127	$271,560,993	$55,866
U.S. Treasury Ultra 10-Year Notes	12/20	20	3,191,903	3,198,437	6,534

					62,400

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/20	423	53,263,767	53,311,219	(47,452)
U.S. Treasury 10-Year Notes	12/20	329	45,878,923	45,905,781	(26,858)

					(74,310)

Total Futures Contracts					($11,910)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$850,646,633	$-	$850,646,633	$-
	Mortgage-Backed Securities	295,213,028	-	295,213,028	-
	Asset-Backed Securities	265,028,980	-	258,928,980	6,100,000
	U.S. Treasury Obligations	215,247,486	-	215,247,486	-
	Municipal Bonds	10,364,880	-	10,364,880	-
	Short-Term Investments	23,729,307	-	23,729,307	-
	Derivatives:
	Interest Rate Contracts
	Futures	62,400	62,400	-	-

	Total Assets	1,660,292,714	62,400	1,654,130,314	6,100,000

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(74,310)	(74,310)	-	-

	Total Liabilities	(74,310)	(74,310)	-	-

	Total	$1,660,218,404	$(11,910)	$1,654,130,314	$6,100,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.9%

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$3,774,000	$4,301,699
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	535,000	555,892
6.950% due 03/18/30 ~	2,074,000	2,457,068

		7,314,659

Bahrain - 0.4%

BBK BSC 5.500% due 07/09/24 ~	1,380,000	1,417,702
The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	1,082,000	1,159,732
8.375% due 11/07/28 ~	1,509,000	1,679,595

		4,257,029

Brazil - 4.4%

Arcos Dorados Holdings Inc 5.875% due 04/04/27 ~	550,000	576,067
Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	2,050,000	1,889,095
8.500% due 01/23/81 ~	3,650,000	3,670,568
CSN Islands XI Corp 6.750% due 01/28/28 ~	1,465,000	1,409,257
JSM Global SARL due 10/20/30 # ~	1,400,000	1,399,972
NBM US Holdings Inc 7.000% due 05/14/26 ~	3,550,000	3,770,171
Petrobras Global Finance BV
5.093% due 01/15/30	2,647,000	2,784,909
6.850% due 06/05/15	3,885,000	4,152,327
6.875% due 01/20/40	3,105,000	3,456,610
Rede D’or Finance SARL 4.500% due 01/22/30 ~	2,470,000	2,343,412
Rumo Luxembourg SARL
5.250% due 01/10/28 ~	2,695,000	2,807,395
5.875% due 01/18/25 ~	550,000	576,876
Vale Overseas Ltd
6.875% due 11/21/36	2,475,000	3,217,735
6.875% due 11/10/39	2,455,000	3,235,567
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	3,220,000	4,136,090

		39,426,051

Chile - 2.2%

AES Gener SA 7.125% due 03/26/79 ~	645,000	660,499
Banco del Estado de Chile 3.875% due 02/08/22 ~	898,000	931,606
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	1,068,000	1,213,524
4.375% due 02/05/49 ~	1,775,000	2,101,826
4.500% due 08/01/47 ~	1,471,000	1,762,130
4.875% due 11/04/44 ~	2,778,000	3,469,806
5.625% due 10/18/43 ~	2,270,000	3,079,870
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	1,748,000	2,152,006
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	925,205
4.500% due 09/14/47 ~	1,938,000	2,109,021
VTR Comunicaciones SPA 5.125% due 01/15/28 ~	1,155,000	1,196,003

		19,601,496

	Principal Amount	Value
China - 1.6%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	$1,090,000	$1,096,874
China Evergrande Group 7.500% due 06/28/23 ~	2,245,000	1,781,969
China Hongqiao Group Ltd 7.125% due 07/22/22 ~	645,000	619,200
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	1,155,000	1,153,543
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	895,000	907,530
Scenery Journey Ltd 11.000% due 11/06/20 ~	1,890,000	1,894,725
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	1,723,000	1,731,804
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	880,000	1,160,307
Sinopec Group Overseas Development 2018 Ltd
2.700% due 05/13/30 ~	1,343,000	1,414,065
3.350% due 05/13/50 ~	404,000	441,560
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	2,430,000	2,424,097

		14,625,674

Colombia - 1.2%

Bancolombia SA 4.625% due 12/18/29	1,035,000	1,007,831
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	868,669
Grupo Aval Ltd 4.375% due 02/04/30 ~	$1,590,000	1,536,735
Millicom International Cellular SA
5.125% due 01/15/28 ~	2,290,000	2,382,093
6.000% due 03/15/25 ~	1,035,000	1,065,941
6.625% due 10/15/26 ~	1,438,000	1,545,613
Oleoducto Central SA 4.000% due 07/14/27 ~	2,140,000	2,223,995

		10,630,877

Congo - 0.1%

HTA Group Ltd 7.000% due 12/18/25 ~	700,000	735,875

Georgia - 0.1%

TBC Bank JSC 5.750% due 06/19/24 ~	570,000	578,550

India - 0.5%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	2,630,000	2,785,183
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	1,320,000	1,342,208

		4,127,391

Indonesia - 2.3%

P.T. Indonesia Asahan Aluminium Persero
4.750% due 05/15/25 ~	624,000	687,960
5.450% due 05/15/30 ~	713,000	821,643
5.710% due 11/15/23 ~	1,431,000	1,590,556
5.800% due 05/15/50 ~	366,000	429,315
6.757% due 11/15/48 ~	1,206,000	1,552,149

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
P.T. Pertamina Persero
4.175% due 01/21/50 ~	$1,246,000	$1,257,576
6.000% due 05/03/42 ~	5,339,000	6,514,465
6.500% due 11/07/48 ~	1,019,000	1,360,512
P.T. Sri Rejeki Isman Tbk 7.250% due 01/16/25 ~	635,000	623,027
P.T. Perusahaan Perseroan Persero
5.250% due 05/15/47 ~	1,026,000	1,176,612
5.500% due 11/22/21 ~	1,899,000	1,995,612
6.150% due 05/21/48 ~	1,600,000	2,065,704

		20,075,131

Ireland - 0.7%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	3,910,000	4,071,581
7.500% due 10/15/26 ~	2,460,000	2,583,996

		6,655,577

Israel - 0.7%

Leviathan Bond Ltd
5.750% due 06/30/23 ~	615,000	634,988
6.125% due 06/30/25 ~	1,370,000	1,417,950
6.500% due 06/30/27 ~	312,000	324,480
6.750% due 06/30/30 ~	300,000	311,250
Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	4,015,000	3,846,731

		6,535,399

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	290,023	224,768
8.750% due 05/25/24 ~	771,500	777,286

		1,002,054

Kazakhstan - 1.2%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,978,000	3,129,759
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	730,675
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	2,141,000	2,882,128
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,940,000	2,273,684
6.375% due 10/24/48 ~	1,063,000	1,360,640

		10,376,886

Luxembourg - 0.6%

Altice Financing SA 7.500% due 05/15/26 ~	4,830,000	5,118,737

Malaysia - 0.5%

Petronas Capital Ltd
4.550% due 04/21/50 ~	3,007,000	3,848,195
4.800% due 04/21/60 ~	531,000	730,069

		4,578,264

Mexico - 4.0%

Alfa SAB de CV 6.875% due 03/25/44 ~	1,070,000	1,214,471
Axtel SAB de CV 6.375% due 11/14/24 ~	2,465,000	2,567,298
BBVA Bancomer SA 5.125% due 01/18/33 ~	2,010,000	1,937,942
Cemex SAB de CV
5.450% due 11/19/29 ~	2,935,000	2,975,356
7.750% due 04/16/26 ~	800,000	844,000

	Principal Amount	Value
Comision Federal de Electricidad
4.875% due 01/15/24 ~	$1,060,000	$1,143,374
5.750% due 02/14/42 ~	1,545,000	1,709,172
8.180% due 12/23/27 ~	MXN 8,220,000	363,220
Petroleos Mexicanos
5.350% due 02/12/28	$2,158,000	1,849,881
6.350% due 02/12/48	1,796,000	1,347,000
6.750% due 09/21/47	7,561,000	5,834,105
6.950% due 01/28/60 ~	9,033,000	6,921,762
7.190% due 09/12/24 ~	MXN 33,000,000	1,296,882
7.690% due 01/23/50 ~	$5,888,000	4,868,699
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	1,140,000	1,140,000

		36,013,162

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	2,140,000	2,722,574

Pakistan - 0.2%

The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	522,000	522,368
5.625% due 12/05/22 ~	1,543,000	1,545,086

		2,067,454

Panama - 0.5%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	3,400,000	3,501,150
Cable Onda SA 4.500% due 01/30/30 ~	775,000	809,526

		4,310,676

Peru - 0.3%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 512,000	142,400
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$1,135,000	1,169,958
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,253,000	1,445,649

		2,758,007

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,660,000	3,334,331

Russia - 0.4%

Koks OAO 7.500% due 05/04/22 ~	380,000	392,920
PJSC Koks 5.900% due 09/23/25 ~	600,000	603,780
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,694,000	1,824,861
TMK OAO 4.300% due 02/12/27 ~	550,000	541,712

		3,363,273

Saudi Arabia - 0.3%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,170,000	1,335,401
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	1,480,000	1,367,150

		2,702,551

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
South Africa - 0.4%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	$1,148,000	$1,053,044
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	1,025,000	1,196,687
Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	925,000	939,948

		3,189,679

Ukraine - 0.8%

Metinvest BV
7.750% due 04/23/23 ~	490,000	503,181
7.750% due 10/17/29 ~	755,000	723,856
8.500% due 04/23/26 ~	880,000	889,108
MHP Lux SA 6.950% due 04/03/26 ~	1,175,000	1,184,118
MHP SE 7.750% due 05/10/24 ~	1,210,000	1,269,036
Ukreximbank 9.750% due 01/22/25 ~	1,278,000	1,302,282
VF Ukraine PAT 6.200% due 02/11/25 ~	905,000	907,263

		6,778,844

United Arab Emirates - 0.3%

DP World Crescent Ltd
3.750% due 01/30/30 ~	1,129,000	1,165,043
3.875% due 07/18/29 ~	1,292,000	1,345,295

		2,510,338

United Kingdom - 0.8%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 13,600,000,000	873,489
7.000% due 05/24/27 ~	34,179,000,000	2,372,776
8.250% due 05/19/36 ~	10,824,000,000	772,010
8.375% due 03/17/34 ~	9,864,000,000	713,881
8.375% due 03/19/24 ~	4,364,000,000	319,616
9.000% due 03/20/29 ~	3,534,000,000	268,209
10.500% due 08/19/30 ~	2,589,000,000	216,758
11.000% due 09/17/25 ~	8,000,000,000	653,764
12.800% due 06/17/21 ~	2,295,000,000	164,282

		6,354,785

United States - 0.5%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$1,895,000	1,977,906
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 34,797,000,000	2,381,537

		4,359,443

Venezuela - 0.3%

Petroleos de Venezuela SA
5.375% due 04/12/27 * y ~	$1,432,000	42,960
8.500% due 10/27/20 * y ~	21,468,500	2,576,220
9.000% due 11/17/21 * y ~	1,780,581	53,417
9.750% due 05/17/35 * y ~	2,733,498	82,005
12.750% due 02/17/22 * y ~	1,152,000	34,560

		2,789,162

Total Corporate Bonds & Notes (Cost $240,680,859)		238,893,929

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 68.1%

Angola - 1.4%

Angolan Government
8.000% due 11/26/29 ~	$2,493,000	$1,981,825
8.250% due 05/09/28 ~	1,884,000	1,508,377
9.125% due 11/26/49 ~	4,074,000	3,187,905
9.375% due 05/08/48 ~	4,137,000	3,247,628
9.500% due 11/12/25 ~	3,065,000	2,679,699

		12,605,434

Argentina - 2.4%

Argentine Republic Government
0.125% due 07/09/30 * § Ω	22,477,145	9,429,162
0.125% due 07/09/35 * § Ω	19,192,577	7,254,986
0.125% due 01/09/38 * § Ω	2,762,916	1,193,580
0.125% due 07/09/41 * § Ω	6,438,197	2,572,060
1.000% due 07/09/29 * Ω	2,537,350	1,162,132
Bonos del Tesoro Nacional en Pesos Badlar 31.641% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 23,744,135	12,648
Ciudad Autonoma De Buenos Aires 32.886% (ARS Deposit + 3.250%) due 03/29/24 §	16,967,833	21,684
Provincia de Buenos Aires 33.378% (ARS Deposit + 3.750%) due 04/12/25 § ~	54,032,000	18,128

		21,664,380

Bahrain - 0.3%

Bahrain Government 7.500% due 09/20/47 ~	$2,793,000	2,977,978

Belarus - 0.4%

Republic of Belarus
6.200% due 02/28/30 ~	862,000	808,287
6.875% due 02/28/23 ~	2,079,000	2,024,547
7.625% due 06/29/27 ~	1,094,000	1,072,021

		3,904,855

Brazil - 5.1%

Brazil Letras do Tesouro Nacional 5.257% due 07/01/23	BRL 87,997,000	13,609,409
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	58,659,000	11,923,046
10.000% due 01/01/29	25,919,000	5,354,013
10.000% due 01/01/31	22,461,000	4,548,941
Brazilian Government
4.625% due 01/13/28	$1,097,000	1,190,448
5.000% due 01/27/45	1,777,000	1,791,758
5.625% due 01/07/41	744,000	805,380
5.625% due 02/21/47	1,204,000	1,311,511
6.000% due 04/07/26	1,138,000	1,330,180
7.125% due 01/20/37	1,366,000	1,697,999
8.250% due 01/20/34	1,050,000	1,413,237

		44,975,922

Chile - 0.7%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 2,440,158,750	3,526,501
1.900% due 09/01/30 ^	200,954,250	307,015
2.000% due 03/01/35 ^	200,954,250	312,714
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/30 ~	890,000,000	1,331,700
Chile Government 3.240% due 02/06/28	$500,000	557,423

		6,035,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
China - 0.4%

China Government 2.680% due 05/21/30	CNY 21,840,000	$3,084,381

Colombia - 3.5%

Colombia Government
3.875% due 04/25/27	$1,950,000	2,110,036
4.000% due 02/26/24	1,687,000	1,801,404
4.125% due 05/15/51	1,174,000	1,222,134
5.000% due 06/15/45	506,000	591,388
5.625% due 02/26/44	2,253,000	2,799,352
6.125% due 01/18/41	2,377,000	3,054,445
7.375% due 09/18/37	1,590,000	2,243,887
8.125% due 05/21/24	1,798,000	2,173,144
Colombian TES
4.750% due 02/23/23 ^	COP 10,720,831,634	3,059,695
5.750% due 11/03/27	16,243,600,000	4,445,506
6.000% due 04/28/28	2,543,000,000	702,853
6.250% due 11/26/25	1,327,100,000	380,227
7.000% due 06/30/32	1,859,700,000	526,861
7.250% due 10/18/34	3,254,100,000	931,352
7.500% due 08/26/26	9,994,100,000	3,011,882
10.000% due 07/24/24	6,235,600,000	2,003,058

		31,057,224

Costa Rica - 0.2%

Costa Rica Government
5.625% due 04/30/43 ~	$1,105,000	917,426
6.125% due 02/19/31 ~	680,000	641,750
7.000% due 04/04/44 ~	200,000	182,150

		1,741,326

Croatia - 0.6%

Croatia Government
6.000% due 01/26/24 ~	3,120,000	3,617,702
6.375% due 03/24/21 ~	1,934,000	1,986,479

		5,604,181

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK19,590,000	860,580
1.000% due 06/26/26 ~	1,690,000	75,127
2.000% due 10/13/33	69,340,000	3,384,161
4.200% due 12/04/36 ~	3,230,000	206,496

		4,526,364

Dominican Republic - 2.8%

Dominican Republic
4.875% due 09/23/32 ~	$3,566,000	3,555,302
5.500% due 01/27/25 ~	1,154,000	1,230,453
5.875% due 04/18/24 ~	2,470,000	2,619,435
5.875% due 01/30/60 ~	4,600,000	4,370,000
6.000% due 07/19/28 ~	1,494,000	1,611,369
6.500% due 02/15/48 ~	900,000	914,850
6.600% due 01/28/24 ~	1,159,000	1,275,068
6.850% due 01/27/45 ~	2,332,000	2,467,256
6.875% due 01/29/26 ~	3,040,000	3,389,600
7.450% due 04/30/44 ~	1,453,000	1,641,890
7.500% due 05/06/21 ~	336,667	347,608
9.750% due 06/05/26 ~	DOP61,450,000	1,076,223

		24,499,054

Ecuador - 4.9%

Ecuador Government
0.500% due 07/31/30 § ~	$18,078,654	12,293,665
0.500% due 07/31/35 § ~	41,364,976	23,061,388
0.500% due 07/31/40 § ~	13,533,394	6,817,447
8.004% due 07/31/30 ~	2,737,306	1,283,249

		43,455,749

	Principal Amount	Value
Egypt - 1.9%

Egypt Government
6.588% due 02/21/28 ~	$1,671,000	$1,656,696
7.600% due 03/01/29 ~	2,005,000	2,061,896
7.625% due 05/29/32 ~	1,544,000	1,513,807
7.903% due 02/21/48 ~	3,202,000	2,967,310
8.150% due 11/20/59 ~	200,000	187,246
8.500% due 01/31/47 ~	2,782,000	2,701,945
8.700% due 03/01/49 ~	2,872,000	2,808,672
8.875% due 05/29/50 ~	2,941,000	2,923,057

		16,820,629

El Salvador - 1.1%

El Salvador Government
5.875% due 01/30/25 ~	804,000	705,108
6.375% due 01/18/27 ~	1,642,000	1,421,972
7.125% due 01/20/50 ~	1,275,000	1,002,023
7.625% due 02/01/41 ~	1,798,000	1,516,613
7.650% due 06/15/35 ~	1,367,000	1,184,505
8.250% due 04/10/32 ~	958,000	871,780
8.625% due 02/28/29 ~	2,029,000	1,931,608
9.500% due 07/15/52 ~	1,066,000	1,015,365

		9,648,974

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	1,736,221	1,644,014
6.625% due 02/06/31 ~	2,461,000	2,207,489

		3,851,503

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,500,000	1,531,856

Ghana - 0.6%

Ghana Government
7.625% due 05/16/29 ~	849,000	771,210
7.875% due 02/11/35 ~	621,000	525,925
8.125% due 03/26/32 ~	1,130,000	994,196
8.750% due 03/11/61 ~	517,000	437,961
8.950% due 03/26/51 ~	2,893,000	2,512,316

		5,241,608

Guatemala - 0.0%

Guatemala Government 6.125% due 06/01/50 ~	216,000	259,200

Hungary - 1.0%

Hungary Government
3.000% due 10/27/27	HUF170,800,000	591,025
3.000% due 08/21/30	504,420,000	1,744,494
5.375% due 03/25/24	$1,816,000	2,084,579
5.750% due 11/22/23	2,738,000	3,145,045
6.750% due 10/22/28	HUF219,260,000	960,424
7.625% due 03/29/41	$422,000	756,239

		9,281,806

India - 0.3%

Export-Import Bank of India
3.375% due 08/05/26 ~	680,000	718,068
4.000% due 01/14/23 ~	1,511,000	1,590,203

		2,308,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Indonesia - 4.4%

Indonesia Government
4.750% due 07/18/47 ~	$1,242,000	$1,517,560
5.125% due 01/15/45 ~	2,930,000	3,697,347
5.250% due 01/17/42 ~	863,000	1,096,006
5.250% due 01/08/47 ~	1,962,000	2,549,822
5.950% due 01/08/46 ~	1,441,000	2,022,173
Indonesia Treasury
6.125% due 05/15/28	IDR 11,129,000,000	721,740
6.625% due 05/15/33	35,557,000,000	2,283,725
7.000% due 05/15/27	15,836,000,000	1,099,368
7.000% due 09/15/30	30,554,000,000	2,067,220
7.500% due 06/15/35	23,003,000,000	1,559,814
7.500% due 05/15/38	2,751,000,000	184,232
7.750% due 04/15/31	5,995,000,000	425,582
8.250% due 05/15/29	70,358,000,000	5,164,788
8.250% due 05/15/36	15,719,000,000	1,121,141
8.375% due 03/15/24	42,673,000,000	3,125,338
8.375% due 09/15/26	66,578,000,000	4,992,008
8.375% due 04/15/39	34,615,000,000	2,487,255
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/50 ~	$449,000	481,844
4.325% due 05/28/25 ~	480,000	542,726
4.550% due 03/29/26 ~	1,874,000	2,158,567

		39,298,256

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	937,500	837,314

Ivory Coast - 0.8%

Ivory Coast Government
5.875% due 10/17/31 ~	EUR 1,950,000	2,076,214
6.125% due 06/15/33 ~	$200,000	187,888
6.375% due 03/03/28 ~	1,825,000	1,831,086
6.875% due 10/17/40 ~	EUR 2,919,000	3,084,010

		7,179,198

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	$1,255,000	1,597,615

Kazakhstan - 0.3%

Kazakhstan Government 6.500% due 07/21/45 ~	1,560,000	2,427,719

Kenya - 0.3%

Kenya Government
7.000% due 05/22/27 ~	600,000	591,150
8.000% due 05/22/32 ~	1,666,000	1,649,043

		2,240,193

Lebanon - 0.8%

Lebanon Government
5.800% due 04/14/21 * y ~	2,762,000	518,123
6.000% due 01/27/23 y ~	625,000	104,297
6.100% due 10/04/22 y ~	8,754,000	1,518,819
6.150% due 06/19/21 y	4,785,000	897,762
6.375% due 03/09/21 * y	3,881,000	727,299
6.600% due 11/27/26 y ~	1,348,000	224,240
6.850% due 03/23/27 * y ~	3,735,000	616,723
7.000% due 03/23/32 * y ~	2,245,000	369,168
7.050% due 11/02/35 * y ~	119,000	19,629
7.250% due 03/23/37 * y ~	1,408,000	236,368
8.250% due 04/12/21 y ~	8,247,000	1,492,583

		6,725,011

	Principal Amount	Value
Malaysia - 0.8%

Malaysia Government
3.733% due 06/15/28	MYR 3,296,000	$855,606
3.757% due 05/22/40	3,908,000	997,266
3.828% due 07/05/34	4,663,000	1,216,969
3.885% due 08/15/29	2,084,000	549,552
3.899% due 11/16/27	569,000	149,061
4.065% due 06/15/50	2,808,000	704,955
4.181% due 07/15/24	1,281,000	330,321
4.232% due 06/30/31	1,769,000	479,807
4.498% due 04/15/30	3,533,000	971,801
4.642% due 11/07/33	1,166,000	323,594
4.921% due 07/06/48	825,000	230,808
4.935% due 09/30/43	353,000	97,794

		6,907,534

Mexico - 2.2%

Mexican Bonos
7.500% due 06/03/27	MXN 20,820,000	1,047,530
7.750% due 11/13/42	20,810,000	1,019,885
8.000% due 11/07/47	36,580,000	1,829,736
8.500% due 05/31/29	61,140,000	3,272,165
8.500% due 11/18/38	95,160,000	5,048,431
10.000% due 12/05/24	16,540,000	889,726
Mexico Government
3.600% due 01/30/25	$808,000	871,153
4.350% due 01/15/47	702,000	728,188
4.750% due 03/08/44	922,000	1,009,862
5.550% due 01/21/45	1,236,000	1,501,740
5.750% due 10/12/10	1,224,000	1,416,541
6.050% due 01/11/40	680,000	853,213

		19,488,170

Mongolia - 0.3%

Development Bank of Mongolia LLC 7.250% due 10/23/23 ~	871,000	914,616
Mongolia Government
due 04/07/26 # ~	483,000	486,623
5.625% due 05/01/23 ~	833,000	859,046

		2,260,285

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	1,589,000	1,673,239
5.500% due 12/11/42 ~	820,000	1,020,900

		2,694,139

Nigeria - 0.7%

Nigeria Government
6.500% due 11/28/27 ~	2,102,000	2,008,419
7.625% due 11/28/47 ~	2,342,000	2,101,758
7.696% due 02/23/38 ~	951,000	860,060
8.747% due 01/21/31 ~	758,000	776,685
9.248% due 01/21/49 ~	620,000	617,679

		6,364,601

Oman - 0.7%

Oman Government
4.750% due 06/15/26 ~	649,000	597,460
6.500% due 03/08/47 ~	4,532,000	3,717,618
6.750% due 01/17/48 ~	2,472,000	2,055,038

		6,370,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Pakistan - 1.2%

Pakistan Government
6.875% due 12/05/27 ~	$5,435,000	$5,423,152
8.250% due 04/15/24 ~	4,007,000	4,259,313
8.250% due 09/30/25 ~	997,000	1,065,334

		10,747,799

Panama - 1.2%

Panama Government
4.000% due 09/22/24	841,000	920,895
4.300% due 04/29/53	2,061,000	2,547,911
4.500% due 05/15/47	932,000	1,167,838
6.700% due 01/26/36	1,822,000	2,652,003
7.125% due 01/29/26	607,000	770,016
8.875% due 09/30/27	831,000	1,193,366
9.375% due 04/01/29	1,048,000	1,613,721

		10,865,750

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	1,188,000	1,259,280
4.700% due 03/27/27 ~	730,000	831,112

		2,090,392

Peru - 2.7%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	645,319
Peru Government
5.350% due 08/12/40	3,386,000	932,173
5.400% due 08/12/34	6,839,000	1,988,460
Peruvian Government
5.625% due 11/18/50	$3,965,000	6,331,292
6.950% due 08/12/31 ~	PEN 14,209,000	4,836,089
7.350% due 07/21/25	$2,471,000	3,171,887
8.750% due 11/21/33	3,499,000	5,872,862

		23,778,082

Philippines - 1.4%

Philippine Government
2.950% due 05/05/45	803,000	852,106
3.900% due 11/26/22	PHP 19,000,000	401,242
4.950% due 01/15/21	9,000,000	186,386
6.250% due 01/14/36	8,000,000	215,804
6.375% due 10/23/34	$1,694,000	2,457,118
7.750% due 01/14/31	2,203,000	3,358,367
9.500% due 02/02/30	1,956,000	3,228,897
10.625% due 03/16/25	1,092,000	1,556,597

		12,256,517

Poland - 0.1%

Republic of Poland Government 2.750% due 10/25/29	PLN 3,888,000	1,135,249

Qatar - 1.8%

Qatar Government
3.250% due 06/02/26 ~	$2,682,000	2,956,004
4.000% due 03/14/29 ~	916,000	1,072,856
4.400% due 04/16/50 ~	874,000	1,127,473
4.817% due 03/14/49 ~	5,194,000	7,010,472
5.103% due 04/23/48 ~	2,855,000	3,976,201

		16,143,006

Romania - 1.7%

Romanian Government
3.000% due 02/14/31 ~	554,000	569,927
3.375% due 01/28/50 ~	EUR 2,339,000	2,807,571

	Principal Amount	Value
3.624% due 05/26/30 ~	EUR 870,000	$1,156,027
4.000% due 02/14/51 ~	$2,626,000	2,717,910
4.375% due 08/22/23 ~	2,620,000	2,852,617
5.800% due 07/26/27	RON 11,350,000	3,134,232
6.125% due 01/22/44 ~	$582,000	789,369
6.750% due 02/07/22 ~	1,318,000	1,421,206

		15,448,859

Russia - 3.0%

Russian Federal
4.250% due 06/23/27 ~	1,400,000	1,579,410
4.375% due 03/21/29 ~	2,200,000	2,528,346
5.250% due 06/23/47 ~	4,000,000	5,308,352
6.900% due 05/23/29	RUB 105,009,000	1,424,017
7.050% due 01/19/28	163,359,000	2,238,503
7.150% due 11/12/25	115,997,000	1,608,134
7.250% due 05/10/34	21,504,000	299,019
7.400% due 12/07/22	21,907,000	298,023
7.400% due 07/17/24	78,053,000	1,082,084
7.700% due 03/23/33	186,980,000	2,690,005
7.750% due 09/16/26	235,669,000	3,354,352
7.950% due 10/07/26	49,489,000	712,296
8.500% due 09/17/31	255,304,000	3,872,716

		26,995,257

Saudi Arabia - 1.5%

Saudi Government
3.750% due 01/21/55 ~	$2,165,000	2,348,375
4.500% due 04/22/60 ~	1,078,000	1,340,234
4.625% due 10/04/47 ~	937,000	1,147,966
5.000% due 04/17/49 ~	2,854,000	3,700,719
5.250% due 01/16/50 ~	3,685,000	4,963,850

		13,501,144

South Africa - 2.9%

Republic of South Africa Government
4.300% due 10/12/28	3,368,000	3,149,521
5.000% due 10/12/46	851,000	685,040
5.650% due 09/27/47	2,322,000	1,976,115
5.750% due 09/30/49	1,361,000	1,158,603
5.875% due 05/30/22	915,000	966,423
5.875% due 06/22/30	802,000	822,002
7.000% due 02/28/31	ZAR 4,880,000	237,074
8.000% due 01/31/30	50,443,751	2,752,077
8.250% due 03/31/32	143,794,088	7,372,024
8.750% due 01/31/44	21,447,048	989,631
8.750% due 02/28/48	55,166,968	2,536,034
8.875% due 02/28/35	15,962,040	798,305
9.000% due 01/31/40	20,700,000	991,083
10.500% due 12/21/26	16,844,948	1,164,796

		25,598,728

Sri Lanka - 0.6%

Sri Lanka Government
6.200% due 05/11/27 ~	$1,156,000	797,640
6.750% due 04/18/28 ~	400,000	276,000
6.825% due 07/18/26 ~	646,000	456,237
7.550% due 03/28/30 ~	2,470,000	1,704,300
7.850% due 03/14/29 ~	2,976,000	2,098,080

		5,332,257

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	1,361,000	813,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Thailand - 0.5%

Thailand Government
2.875% due 06/17/46	THB 4,297,000	$157,239
3.300% due 06/17/38	43,824,000	1,679,628
3.400% due 06/17/36	29,933,000	1,167,124
3.600% due 06/17/67	36,950,000	1,539,867

		4,543,858

Turkey - 1.9%

Turkey Government
3.250% due 03/23/23	$660,000	627,808
4.250% due 03/13/25	589,000	543,566
4.875% due 04/16/43	2,817,000	2,106,879
5.600% due 11/14/24	759,000	737,741
5.750% due 03/22/24	1,404,000	1,382,975
5.750% due 05/11/47	3,317,000	2,637,304
6.000% due 03/25/27	1,683,000	1,617,801
6.000% due 01/14/41	342,000	284,742
6.125% due 10/24/28	1,535,000	1,463,847
6.350% due 08/10/24	633,000	633,022
6.750% due 05/30/40	1,010,000	921,059
6.875% due 03/17/36	376,000	353,485
7.250% due 12/23/23	450,000	465,082
7.375% due 02/05/25	975,000	1,010,412
10.500% due 08/11/27	TRY 2,932,000	341,312
10.600% due 02/11/26	4,137,000	492,299
10.700% due 08/17/22	9,084,000	1,136,272
11.000% due 02/24/27	982,000	116,986

		16,872,592

Ukraine - 2.8%

Ukraine Government
7.253% due 03/15/33 ~	$1,815,000	1,676,697
7.375% due 09/25/32 ~	8,005,000	7,542,431
7.750% due 09/01/21 ~	861,000	883,870
7.750% due 09/01/23 ~	2,146,000	2,188,546
7.750% due 09/01/24 ~	677,000	681,231
7.750% due 09/01/25 ~	3,934,000	3,955,421
7.750% due 09/01/26 ~	2,299,000	2,293,161
7.750% due 09/01/27 ~	1,778,000	1,765,568
8.994% due 02/01/24 ~	1,353,000	1,416,280
9.750% due 11/01/28 ~	836,000	906,517
15.840% due 02/26/25 ~	UAH 16,295,000	655,537
16.000% due 08/11/21 ~	4,603,000	171,234
17.000% due 05/11/22 ~	4,427,000	171,368
17.250% due 01/05/22 ~	2,281,000	87,052

		24,394,913

United Arab Emirates - 0.6%

Abu Dhabi Government
3.125% due 09/30/49 ~	$2,168,000	2,326,700
3.875% due 04/16/50 ~	2,405,000	2,946,125

		5,272,825

Uruguay - 2.5%

Uruguay Government
3.875% due 07/02/40 ^	UYU 121,677,494	3,327,159
4.125% due 11/20/45	$1,341,086	1,597,569
4.375% due 12/15/28 ^	UYU 10,434,489	278,106
4.975% due 04/20/55	$4,260,770	5,682,802
5.100% due 06/18/50	1,527,124	2,054,814
7.625% due 03/21/36	1,569,000	2,448,495
7.875% due 01/15/33	1,793,000	2,772,086
8.500% due 03/15/28 ~	UYU 26,795,000	655,264
9.875% due 06/20/22 ~	13,825,000	340,792
Uruguay Monetary Regulation Bill
6.242% due 12/18/20	1,234,000	28,620
6.617% due 02/05/21	3,085,000	70,884
6.698% due 02/19/21	4,656,000	106,686
6.805% due 03/10/21	11,433,000	260,974
7.027% due 05/07/21	12,928,000	291,666

	Principal Amount	Value
7.120% due 06/09/21	UYU 10,418,000	$233,459
7.144% due 06/18/21	26,206,000	586,165
7.221% due 07/21/21	9,816,000	218,069
7.254% due 08/06/21	42,945,000	950,891
7.435% due 12/08/21	8,914,000	192,349

		22,096,850

Venezuela - 0.3%
Venezuela Government
7.750% due 10/13/20 * y ~	$913,000	73,040
8.250% due 10/13/24 * y ~	1,784,900	142,792
9.000% due 05/07/23 * y ~	816,000	65,280
9.250% due 09/15/27 * y	2,467,000	197,360
9.250% due 05/07/28 * y ~	1,282,000	102,560
11.750% due 10/21/26 * y ~	7,749,400	619,952
11.950% due 08/05/31 * y ~	13,257,100	1,060,568
12.750% due 08/23/22 * y ~	1,624,000	129,920

		2,391,472

Vietnam - 0.3%

Vietnam Government 4.800% due 11/19/24 ~	2,169,000	2,429,548

Zambia - 0.2%

Zambia Government
8.500% due 04/14/24 ~	650,000	323,438
8.970% due 07/30/27 ~	3,298,000	1,626,673

		1,950,111

Total Foreign Government Bonds & Notes (Cost $636,452,948)		604,125,286

SHORT-TERM INVESTMENTS - 3.3%

Foreign Government Issue - 0.0%

Uruguay Monetary Regulation Bill (Uruguay) 6.958% due 03/19/21	UYU 5,587,000	127,250

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $29,563,246; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $30,154,575)	$29,563,246	29,563,246

Total Short-Term Investments (Cost $29,688,578)		29,690,496

TOTAL INVESTMENTS - 98.3% (Cost $906,822,385)		872,709,711

DERIVATIVES - 0.1%		457,834

OTHER ASSETS & LIABILITIES, NET - 1.6%		14,043,618

NET ASSETS - 100.0%		$887,211,163

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $11,905,645 or 1.3% of the Fund’s net assets were in default as of September 30, 2020.

(b)

Investments with a total aggregate value of $21,611,920 or 2.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	8,115,800	USD	1,540,000	10/20	BNP	$-	($94,853)
BRL	59,424,791	USD	10,662,981	10/20	HSB	-	(81,455)
BRL	67,540,591	USD	11,973,796	10/20	HSB	52,877	-
CLP	878,073,592	USD	1,146,460	10/20	BNP	-	(27,718)
CLP	3,542,880,900	USD	4,665,000	10/20	CSF	-	(151,061)
CNH	15,463,854	USD	2,247,000	11/20	BRC	24,794	-
CNH	15,340,710	USD	2,233,000	11/20	DUB	20,703	-
CNH	207,965,832	USD	30,302,193	11/20	HSB	250,052	-
CNH	8,417,209	USD	1,231,000	11/20	MER	5,572	-
CNH	14,619,998	USD	2,128,000	11/20	SCB	19,823	-
COP	12,317,313,600	USD	3,240,000	10/20	DUB	-	(25,869)
COP	11,397,216,061	USD	3,089,849	10/20	MER	-	(115,812)
CZK	30,678,876	USD	1,333,487	10/20	BNP	-	(4,062)
CZK	43,756,206	USD	1,882,703	10/20	BNP	13,410	-
CZK	110,799,100	USD	5,012,627	10/20	JPM	-	(211,305)
CZK	96,818,803	USD	4,172,721	11/20	MER	23,364	-
HUF	623,492,536	USD	2,073,091	10/20	HSB	-	(62,805)
HUF	2,491,332,068	USD	7,970,605	11/20	BRC	57,124	-
IDR	57,409,204,750	USD	3,843,891	11/20	SCB	-	(5,342)
ILS	8,224,909	USD	2,383,860	11/20	MER	18,928	-
INR	97,057,900	USD	1,310,000	11/20	ANZ	2,325	-
INR	825,493,477	USD	11,143,406	11/20	HSB	18,133	-
KRW	16,085,123,430	USD	13,586,556	10/20	BNP	208,408	-
KRW	7,643,000,000	USD	6,450,388	10/20	BRC	104,421	-
KRW	10,120,780,000	USD	8,557,113	10/20	HSB	122,695	-
MXN	3,550,760	USD	160,127	10/20	BNP	-	(60)
MXN	1,991,532	USD	89,144	10/20	BRC	633	-
MXN	698,138,958	USD	30,869,250	10/20	BSC	602,664	-
MXN	4,663,301	USD	211,079	10/20	DUB	-	(859)
MXN	70,540,090	USD	3,141,398	10/20	HSB	38,530	-
MXN	101,183,180	USD	4,790,000	10/20	MER	-	(228,690)
MYR	5,378,001	USD	1,295,302	11/20	DUB	-	(2,839)
PHP	123,080,544	USD	2,524,884	11/20	DUB	10,308	-
PLN	27,980,932	USD	7,476,615	10/20	BRC	-	(237,374)
PLN	27,980,932	USD	7,491,698	10/20	MER	-	(252,458)
PLN	7,162,183	USD	1,788,400	11/20	BNP	64,755	-
PLN	8,024,308	USD	2,057,276	11/20	DUB	18,945	-
PLN	10,117,221	USD	2,556,048	11/20	ING	61,697	-
PLN	18,723,385	USD	4,827,232	01/21	BNP	18,279	-
RON	7,557,692	USD	1,837,089	10/20	JPM	-	(22,692)
RON	14,455,705	USD	3,449,637	11/20	BNP	13,870	-
RUB	568,069,000	USD	7,345,751	10/20	HSB	-	(51,192)
RUB	568,068,776	USD	7,317,174	10/20	JPM	-	(22,617)
RUB	82,648,136	USD	1,042,300	11/20	JPM	15,742	-
RUB	238,298,007	USD	3,009,520	11/20	MER	41,114	-
SGD	1,682,618	USD	1,240,000	11/20	ANZ	-	(7,271)
SGD	16,819,188	USD	12,287,812	11/20	MSC	34,353	-
THB	154,356,430	USD	4,954,324	10/20	BRC	-	(83,404)
THB	226,000,000	USD	7,248,259	10/20	HSB	-	(116,531)
THB	29,866,000	USD	957,996	11/20	DUB	-	(15,573)
THB	40,409,612	USD	1,288,528	11/20	HSB	-	(13,402)
THB	26,347,100	USD	845,000	11/20	MSC	-	(13,616)
THB	53,400,000	USD	1,705,351	11/20	SCB	-	(20,312)
TRY	908,505	USD	118,323	10/20	HSB	-	(760)
TRY	3,246,990	USD	418,956	11/20	HSB	-	(2,347)
TWD	283,841,186	USD	9,743,278	10/20	BNP	92,560	-
TWD	17,048,050	USD	590,000	10/20	SCB	759	-
USD	1,438,793	BRL	8,115,800	10/20	BNP	-	(6,354)
USD	10,535,003	BRL	59,424,791	10/20	HSB	-	(46,523)
USD	12,037,604	BRL	67,540,591	10/20	HSB	10,932	-
USD	10,654,569	BRL	59,424,791	11/20	HSB	81,774	-
USD	1,065,000	CLP	806,077,200	10/20	CSF	37,987	-
USD	3,030,000	CLP	2,351,583,000	10/20	MSC	33,878	-
USD	3,113,661	CNH	21,339,785	11/20	JPM	-	(21,366)
USD	8,863,774	EUR	7,478,482	10/20	BNP	93,454	-
USD	1,755,149	PEN	6,190,939	10/20	BNP	37,168	-
USD	16,910	PLN	65,988	10/20	SCB	-	(162)
USD	122,185	TRY	908,505	10/20	JPM	4,622	-
USD	627,311	TRY	4,614,500	11/20	HSB	35,243	-
ZAR	87,336,305	USD	5,097,251	10/20	MER	99,490	-

Total Forward Foreign Currency Contracts						$2,391,386	($1,946,684)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(d)	Swap agreements outstanding as of September 30, 2020 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN 11,000,000	$185,601	$-	$185,601
6.570%	BZDIOVRA Index	Z/Z	CME	01/02/25	BRL 36,864,486	-	-	-
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY 14,541,000	(8,358)	-	(8,358)
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,822,000	(5,478)	-	(5,478)
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,101,000	(4,742)	-	(4,742)
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	8,446,000	(2,403)	-	(2,403)
2.325%	3-Month CNY-RRR	Q/Q	LCH	09/16/25	61,590,000	(136,701)	-	(136,701)
2.535%	3-Month CNY-RRR	Q/Q	LCH	09/16/25	19,090,000	(14,787)	-	(14,787)

						$13,132	$-	$13,132

Total Swap Agreements						$13,132	$-	$13,132

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$238,893,929	$-	$238,893,929	$-
	Foreign Government Bonds & Notes	604,125,286	-	604,125,286	-
	Short-Term Investments	29,690,496	-	29,690,496	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,391,386	-	2,391,386	-
	Interest Rate Contracts
	Swaps	185,601	-	185,601	-

	Total Asset - Derivatives	2,576,987	-	2,576,987	-

	Total Assets	875,286,698	-	875,286,698	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,946,684)	-	(1,946,684)	-
	Interest Rate Contracts
	Swaps	(172,469)	-	(172,469)	-

	Total Liabilities - Derivatives	(2,119,153)	-	(2,119,153)	-

	Total Liabilities	(2,119,153)	-	(2,119,153)	-

	Total	$873,167,545	$-	$873,167,545	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Basic Materials - 3.8%

CF Industries Holdings Inc	320,725	$9,849,465
DuPont de Nemours Inc	104,179	5,779,851
International Paper Co	286,083	11,597,805

		27,227,121

Communications - 7.1%

AT&T Inc	353,674	10,083,246
Booking Holdings Inc *	4,247	7,265,258
Cisco Systems Inc	343,605	13,534,601
Comcast Corp ‘A’	232,813	10,769,929
eBay Inc	101,149	5,269,863
Vodafone Group PLC (United Kingdom)	2,940,197	3,897,021

		50,819,918

Consumer, Cyclical - 2.6%

General Motors Co	472,466	13,980,269
Las Vegas Sands Corp	103,222	4,816,338

		18,796,607

Consumer, Non-Cyclical - 23.8%

Altria Group Inc	271,229	10,480,289
Anthem Inc	64,633	17,359,778
Archer-Daniels-Midland Co	88,612	4,119,572
Bristol-Myers Squibb Co	200,298	12,075,966
Cardinal Health Inc	51,685	2,426,611
Corteva Inc	373,287	10,754,398
CVS Health Corp	156,177	9,120,737
Dentsply Sirona Inc	124,748	5,455,230
HCA Healthcare Inc	117,588	14,660,872
Henry Schein Inc *	107,458	6,316,381
Johnson & Johnson	97,240	14,477,091
McKesson Corp	75,939	11,309,595
Philip Morris International Inc	290,500	21,784,595
Sanofi ADR (France)	301,569	15,129,717
The Kraft Heinz Co	143,575	4,300,071
Tyson Foods Inc ‘A’	88,733	5,277,839
Universal Health Services Inc ‘B’	48,044	5,141,669

		170,190,411

Energy - 8.6%

BP PLC ADR (United Kingdom)	481,572	8,408,247
Canadian Natural Resources Ltd (TSE) (Canada)	335,858	5,382,607
Chevron Corp	182,809	13,162,248
Devon Energy Corp	544,908	5,154,830
Hess Corp	221,019	9,046,308
Marathon Oil Corp	1,312,439	5,367,875
Parsley Energy Inc ‘A’	485,331	4,542,698
Pioneer Natural Resources Co	40,412	3,475,028
Suncor Energy Inc (NYSE) (Canada)	560,252	6,851,882

		61,391,723

Financial - 24.0%

Ally Financial Inc	200,692	5,031,348
American International Group Inc	526,488	14,494,215
Bank of America Corp	1,042,868	25,122,690
Citigroup Inc	575,726	24,819,548
Citizens Financial Group Inc	291,047	7,357,668
Fifth Third Bancorp	359,309	7,660,468
Host Hotels & Resorts Inc REIT	481,968	5,200,435
JPMorgan Chase & Co	107,715	10,369,723
MetLife Inc	188,283	6,998,479

	Shares	Value
Morgan Stanley	333,981	$16,147,981
State Street Corp	96,167	5,705,588
The Allstate Corp	99,926	9,407,034
The Bank of New York Mellon Corp	344,221	11,820,549
The Goldman Sachs Group Inc	53,807	10,813,593
The PNC Financial Services Group Inc	29,987	3,295,871
Wells Fargo & Co	287,723	6,764,368

		171,009,558

Industrial - 13.4%

Caterpillar Inc	97,640	14,563,006
Eaton Corp PLC	142,289	14,517,747
Emerson Electric Co	204,428	13,404,344
FedEx Corp	69,341	17,440,648
General Electric Co	1,074,938	6,696,864
Johnson Controls International PLC	303,146	12,383,514
Textron Inc	275,418	9,939,836
Trane Technologies PLC	53,094	6,437,647

		95,383,606

Technology - 10.1%

CDK Global Inc	136,416	5,946,374
Cognizant Technology Solutions Corp ‘A’	205,253	14,248,663
Intel Corp	266,559	13,802,425
Microsoft Corp	63,040	13,259,203
NXP Semiconductors NV (Netherlands)	89,472	11,167,000
QUALCOMM Inc	117,243	13,797,156

		72,220,821

Utilities - 3.0%

Exelon Corp	316,145	11,305,345
Vistra Corp	522,142	9,847,598

		21,152,943

Total Common Stocks (Cost $716,583,834)		688,192,708

	Principal Amount

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $24,918,241; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $25,416,637)	$24,918,241	24,918,241

Total Short-Term Investment (Cost $24,918,241)		24,918,241

TOTAL INVESTMENTS - 99.9% (Cost $741,502,075)		713,110,949

DERIVATIVES - 0.0%		189,925

OTHER ASSETS & LIABILITIES, NET - 0.1%		717,882

NET ASSETS - 100.0%		$714,018,756

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	247,377	USD	187,786	10/20	DUB	$-	($2,000)
CAD	1,844,812	USD	1,394,336	10/20	RBC	-	(8,839)
EUR	141,965	USD	166,284	10/20	DUB	188	-
GBP	114,327	USD	146,730	10/20	BRC	797	-
GBP	138,355	USD	178,762	10/20	RBC	-	(230)
GBP	230,594	USD	293,771	10/20	RBC	3,785	-
USD	7,615,212	CAD	10,033,138	10/20	CIB	80,089	-
USD	200,124	CAD	263,246	10/20	RBC	2,420	-
USD	7,462,556	EUR	6,325,910	10/20	CIB	44,669	-
USD	167,541	EUR	141,965	10/20	DUB	1,070	-
USD	267,533	EUR	226,296	10/20	GSC	2,174	-
USD	6,974,121	GBP	5,353,671	10/20	CIB	65,802	-

Total Forward Foreign Currency Contracts						$200,994	($11,069)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,227,121	$27,227,121	$-	$-
	Communications	50,819,918	46,922,897	3,897,021	-
	Consumer, Cyclical	18,796,607	18,796,607	-	-
	Consumer, Non-Cyclical	170,190,411	170,190,411	-	-
	Energy	61,391,723	61,391,723	-	-
	Financial	171,009,558	171,009,558	-	-
	Industrial	95,383,606	95,383,606	-	-
	Technology	72,220,821	72,220,821	-	-
	Utilities	21,152,943	21,152,943	-	-

	Total Common Stocks	688,192,708	684,295,687	3,897,021	-

	Short-Term Investment	24,918,241	-	24,918,241	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	200,994	-	200,994	-

	Total Assets	713,311,943	684,295,687	29,016,256	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,069)	-	(11,069)	-

	Total Liabilities	(11,069)	-	(11,069)	-

	Total	$713,300,874	$684,295,687	$29,005,187	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Basic Materials - 3.6%

Air Products & Chemicals Inc	74,152	$22,086,915
Ecolab Inc	11,085	2,215,226
Linde PLC (United Kingdom)	58,926	14,032,048
PPG Industries Inc	37,993	4,638,186
RPM International Inc	126,489	10,478,349
The Sherwin-Williams Co	13,637	9,501,443

		62,952,167

Communications - 3.4%

AT&T Inc	314,400	8,963,544
Comcast Corp ‘A’	515,187	23,832,551
E*TRADE Financial Corp	99,520	4,980,976
Fox Corp ‘A’	137,087	3,815,131
The Walt Disney Co	144,194	17,891,591

		59,483,793

Consumer, Cyclical - 9.4%

Costco Wholesale Corp	29,662	10,530,010
Cummins Inc	29,100	6,144,756
Dollar General Corp	133,078	27,895,810
Hilton Worldwide Holdings Inc	127,666	10,892,463
Las Vegas Sands Corp	93,139	4,345,866
Marriott International Inc ‘A’	88,249	8,170,093
McDonald’s Corp	81,463	17,880,314
NIKE Inc ‘B’	78,343	9,835,180
PACCAR Inc	90,728	7,737,284
Ross Stores Inc	216,137	20,169,905
The Home Depot Inc	79,854	22,176,254
Tractor Supply Co	52,433	7,515,746
Yum! Brands Inc	103,727	9,470,275

		162,763,956

Consumer, Non-Cyclical - 26.5%

AbbVie Inc	233,207	20,426,601
Automatic Data Processing Inc	56,948	7,943,677
Avery Dennison Corp	95,976	12,269,572
Becton Dickinson and Co	113,633	26,440,126
Cigna Corp	47,719	8,084,076
Cintas Corp	19,697	6,555,753
Colgate-Palmolive Co	110,608	8,533,407
CVS Health Corp	133,841	7,816,314
Danaher Corp	216,507	46,620,452
Diageo PLC (United Kingdom)	162,772	5,591,003
Eli Lilly & Co	24,700	3,656,094
Equifax Inc	72,936	11,443,658
Johnson & Johnson	131,541	19,583,824
Kimberly-Clark Corp	55,253	8,158,658
McCormick & Co Inc	37,782	7,333,486
Medtronic PLC	140,001	14,548,904
Merck & Co Inc	75,972	6,301,877
Mondelez International Inc ‘A’	378,195	21,727,303
Nestle SA (Switzerland)	87,815	10,451,036
PepsiCo Inc	184,229	25,534,139
Pfizer Inc	498,020	18,277,334
Philip Morris International Inc	195,869	14,688,216
S&P Global Inc	40,996	14,783,158
Stryker Corp	99,175	20,665,095
The Coca-Cola Co	387,653	19,138,429
Thermo Fisher Scientific Inc	83,312	36,783,914
UnitedHealth Group Inc	111,583	34,788,232
Zoetis Inc	130,884	21,644,287

		459,788,625

	Shares	Value
Energy - 1.5%

EOG Resources Inc	207,885	$7,471,387
TC Energy Corp (Canada)	186,738	7,846,731
TOTAL SE (France)	306,164	10,514,453

		25,832,571

Financial - 16.0%

American Express Co	61,116	6,126,879
American Tower Corp REIT	89,044	21,524,606
Aon PLC ‘A’	81,762	16,867,501
Chubb Ltd	177,277	20,585,405
CME Group Inc	76,082	12,729,279
Crown Castle International Corp REIT	96,217	16,020,130
Equity Residential REIT	129,215	6,632,606
JPMorgan Chase & Co	394,867	38,013,846
Marsh & McLennan Cos Inc	224,333	25,730,995
Morgan Stanley	263,591	12,744,625
The Charles Schwab Corp	277,875	10,067,411
The PNC Financial Services Group Inc	61,000	6,704,510
The Progressive Corp	108,885	10,308,143
Visa Inc ‘A’	258,007	51,593,660
Wells Fargo & Co	459,511	10,803,104
Willis Towers Watson PLC	51,746	10,805,600

		277,258,300

Industrial - 14.1%

Agilent Technologies Inc	177,765	17,943,599
Amphenol Corp ‘A’	96,297	10,426,076
Ball Corp	287,121	23,865,498
Deere & Co	30,140	6,679,928
Fortive Corp	145,724	11,105,626
General Electric Co	1,741,535	10,849,763
Honeywell International Inc	135,092	22,237,494
Illinois Tool Works Inc	58,045	11,214,875
JB Hunt Transport Services Inc	83,414	10,541,861
Northrop Grumman Corp	40,319	12,720,241
Rockwell Automation Inc	23,200	5,119,776
Roper Technologies Inc	64,106	25,328,922
Sealed Air Corp	217,260	8,431,861
TE Connectivity Ltd	117,173	11,452,489
Union Pacific Corp	107,449	21,153,485
United Parcel Service Inc ‘B’	113,075	18,841,687
Waste Connections Inc	170,574	17,705,581

		245,618,762

Technology - 17.0%

Accenture PLC ‘A’	134,503	30,396,333
Apple Inc	706,588	81,829,956
Applied Materials Inc	191,178	11,365,532
Broadridge Financial Solutions Inc	68,757	9,075,924
Fidelity National Information Services Inc	163,657	24,091,947
Microchip Technology Inc	93,554	9,613,609
Microsoft Corp	455,550	95,815,832
QUALCOMM Inc	59,901	7,049,150
Texas Instruments Inc	180,547	25,780,306

		295,018,589

Utilities - 4.6%

American Electric Power Co Inc	127,653	10,433,080
American Water Works Co Inc	58,345	8,453,024
Atmos Energy Corp	165,811	15,849,873
Eversource Energy	75,299	6,291,231
NextEra Energy Inc	86,171	23,917,623
Sempra Energy	126,457	14,967,451

		79,912,282

Total Common Stocks (Cost $1,243,569,848)		1,668,629,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $67,802,746; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $69,158,877)	$67,802,746	$67,802,746

Total Short-Term Investment (Cost $67,802,746)		67,802,746

TOTAL INVESTMENTS - 100.0% (Cost $1,311,372,594)		1,736,431,791

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(62,945)

NET ASSETS - 100.0%		$1,736,368,846

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$62,952,167	$62,952,167	$-	$-
	Communications	59,483,793	59,483,793	-	-
	Consumer, Cyclical	162,763,956	162,763,956	-	-
	Consumer, Non-Cyclical	459,788,625	443,746,586	16,042,039	-
	Energy	25,832,571	15,318,118	10,514,453	-
	Financial	277,258,300	277,258,300	-	-
	Industrial	245,618,762	245,618,762	-	-
	Technology	295,018,589	295,018,589	-	-
	Utilities	79,912,282	79,912,282	-	-

	Total Common Stocks	1,668,629,045	1,642,072,553	26,556,492	-

	Short-Term Investment	67,802,746	-	67,802,746	-

	Total	$1,736,431,791	$1,642,072,553	$94,359,238	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 2.1%

Air Products & Chemicals Inc	27,271	$8,122,940
Albemarle Corp	12,864	1,148,498
Celanese Corp	14,664	1,575,647
CF Industries Holdings Inc	26,408	810,990
Dow Inc	91,594	4,309,498
DuPont de Nemours Inc	90,594	5,026,155
Eastman Chemical Co	17,091	1,335,149
Ecolab Inc	30,779	6,150,875
FMC Corp	16,226	1,718,496
Freeport-McMoRan Inc	180,207	2,818,437
International Flavors & Fragrances Inc	13,396	1,640,340
International Paper Co	48,125	1,950,987
Linde PLC (United Kingdom)	65,091	15,500,120
LyondellBasell Industries NV ‘A’	31,928	2,250,605
Newmont Corp	99,383	6,305,851
Nucor Corp	37,520	1,683,147
PPG Industries Inc	29,459	3,596,355
The Mosaic Co	42,016	767,632
The Sherwin-Williams Co	10,158	7,077,485

		73,789,207

Communications - 16.6%

Alphabet Inc ‘A’ *	37,233	54,568,685
Alphabet Inc ‘C’ *	36,396	53,487,562
Amazon.com Inc *	52,779	166,186,821
Arista Networks Inc *	6,824	1,412,090
AT&T Inc	884,893	25,228,299
Booking Holdings Inc *	5,077	8,685,122
CDW Corp	17,686	2,114,008
CenturyLink Inc	124,048	1,251,644
Charter Communications Inc ‘A’ *	18,542	11,576,512
Cisco Systems Inc	524,797	20,671,754
Comcast Corp ‘A’	565,700	26,169,282
Corning Inc	95,382	3,091,331
Discovery Inc ‘A’ *	20,226	440,320
Discovery Inc ‘C’ *	38,415	752,934
DISH Network Corp ‘A’ *	31,545	915,751
E*TRADE Financial Corp	26,823	1,342,491
eBay Inc	82,508	4,298,667
Etsy Inc *	14,792	1,799,151
Expedia Group Inc	16,831	1,543,234
F5 Networks Inc *	7,659	940,295
Facebook Inc ‘A’ *	298,047	78,058,509
Fox Corp ‘A’	43,780	1,218,397
Fox Corp ‘B’ *	18,352	513,306
Juniper Networks Inc	40,719	875,459
Motorola Solutions Inc	21,172	3,319,981
Netflix Inc *	54,628	27,315,639
News Corp ‘A’	49,097	688,340
News Corp ‘B’	15,851	221,597
NortonLifeLock Inc	73,264	1,526,822
Omnicom Group Inc	26,564	1,314,918
T-Mobile US Inc *	72,223	8,259,422
The Interpublic Group of Cos Inc	48,740	812,496
The Walt Disney Co	223,764	27,764,637
Twitter Inc *	98,253	4,372,259
VeriSign Inc *	12,488	2,558,167
Verizon Communications Inc	512,974	30,516,823
ViacomCBS Inc ‘B’	69,017	1,933,166

		577,745,891

Consumer, Cyclical - 8.2%

Advance Auto Parts Inc	8,399	1,289,247
Alaska Air Group Inc	15,583	570,805

	Shares	Value
American Airlines Group Inc	63,044	$774,811
Aptiv PLC	33,474	3,068,896
AutoZone Inc *	2,898	3,412,801
Best Buy Co Inc	28,557	3,178,109
BorgWarner Inc	25,286	979,580
CarMax Inc *	19,987	1,837,005
Carnival Corp	65,591	995,671
Chipotle Mexican Grill Inc *	3,467	4,311,943
Copart Inc *	25,924	2,726,168
Costco Wholesale Corp	54,762	19,440,510
Cummins Inc	18,224	3,848,180
Darden Restaurants Inc	16,262	1,638,234
Delta Air Lines Inc	79,072	2,418,022
Dollar General Corp	30,872	6,471,389
Dollar Tree Inc *	29,619	2,705,399
Domino’s Pizza Inc	4,804	2,043,045
DR Horton Inc	41,340	3,126,544
Fastenal Co	71,482	3,223,123
Ford Motor Co	487,609	3,247,476
General Motors Co	155,498	4,601,186
Genuine Parts Co	17,972	1,710,395
Hanesbrands Inc	40,940	644,805
Hasbro Inc	15,918	1,316,737
Hilton Worldwide Holdings Inc	34,020	2,902,586
L Brands Inc	28,936	920,454
Las Vegas Sands Corp	40,714	1,899,715
Leggett & Platt Inc	16,756	689,845
Lennar Corp ‘A’	32,944	2,690,866
Live Nation Entertainment Inc *	17,596	948,072
LKQ Corp *	34,704	962,342
Lowe’s Cos Inc	93,824	15,561,649
Marriott International Inc ‘A’	32,967	3,052,085
McDonald’s Corp	92,326	20,264,634
MGM Resorts International	50,754	1,103,900
Mohawk Industries Inc *	7,278	710,260
Newell Brands Inc	44,951	771,359
NIKE Inc ‘B’	154,200	19,358,268
Norwegian Cruise Line Holdings Ltd *	33,034	565,212
NVR Inc *	436	1,780,240
O’Reilly Automotive Inc *	9,117	4,203,666
PACCAR Inc	42,578	3,631,052
PulteGroup Inc	33,285	1,540,763
PVH Corp	9,137	544,931
Ralph Lauren Corp	6,322	429,706
Ross Stores Inc	44,147	4,119,798
Royal Caribbean Cruises Ltd	22,195	1,436,682
Southwest Airlines Co	73,123	2,742,113
Starbucks Corp	144,915	12,451,097
Tapestry Inc	34,086	532,764
Target Corp	62,001	9,760,197
The Gap Inc	23,476	399,796
The Home Depot Inc	133,443	37,058,456
The TJX Cos Inc	148,225	8,248,721
Tiffany & Co	13,543	1,568,957
Tractor Supply Co	14,514	2,080,437
Ulta Beauty Inc *	6,876	1,540,086
Under Armour Inc ‘A’ *	24,871	279,301
Under Armour Inc ‘C’ *	23,012	226,438
United Airlines Holdings Inc *	36,072	1,253,502
VF Corp	39,179	2,752,325
Walgreens Boots Alliance Inc	89,159	3,202,591
Walmart Inc	172,130	24,082,708
Whirlpool Corp	7,648	1,406,391
WW Grainger Inc	5,578	1,990,063
Wynn Resorts Ltd	12,045	864,951
Yum! Brands Inc	37,604	3,433,245

		285,542,305

Consumer, Non-Cyclical - 21.9%

Abbott Laboratories	219,184	23,853,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
AbbVie Inc	218,829	$19,167,232
ABIOMED Inc *	5,467	1,514,687
Alexion Pharmaceuticals Inc *	27,170	3,109,063
Align Technology Inc *	8,935	2,924,962
Altria Group Inc	230,737	8,915,678
AmerisourceBergen Corp	18,071	1,751,441
Amgen Inc	72,606	18,453,541
Anthem Inc	31,242	8,391,289
Archer-Daniels-Midland Co	68,918	3,203,998
Automatic Data Processing Inc	53,132	7,411,383
Avery Dennison Corp	10,591	1,353,953
Baxter International Inc	62,755	5,046,757
Becton Dickinson and Co	35,934	8,361,123
Bio-Rad Laboratories Inc ‘A’ *	2,682	1,382,464
Biogen Inc *	19,625	5,567,220
Boston Scientific Corp *	177,736	6,791,292
Bristol-Myers Squibb Co	279,409	16,845,569
Brown-Forman Corp ‘B’	22,213	1,673,083
Campbell Soup Co	25,097	1,213,942
Cardinal Health Inc	36,657	1,721,046
Catalent Inc *	20,347	1,742,924
Centene Corp *	72,158	4,208,976
Church & Dwight Co Inc	30,868	2,892,640
Cigna Corp	45,675	7,737,802
Cintas Corp	10,777	3,586,909
Colgate-Palmolive Co	106,575	8,222,261
Conagra Brands Inc	60,636	2,165,312
Constellation Brands Inc ‘A’	20,664	3,916,035
Corteva Inc	93,604	2,696,731
CVS Health Corp	162,247	9,475,225
Danaher Corp	78,208	16,840,529
DaVita Inc *	10,255	878,341
DENTSPLY SIRONA Inc	26,477	1,157,839
DexCom Inc *	11,869	4,892,758
Edwards Lifesciences Corp *	77,074	6,152,047
Eli Lilly & Co	98,412	14,566,944
Equifax Inc	15,127	2,373,426
FleetCor Technologies Inc *	10,462	2,491,002
Gartner Inc *	10,875	1,358,831
General Mills Inc	75,732	4,671,150
Gilead Sciences Inc	155,721	9,840,010
Global Payments Inc	37,076	6,583,956
HCA Healthcare Inc	32,579	4,061,950
Henry Schein Inc *	17,496	1,028,415
Hologic Inc *	32,285	2,145,984
Hormel Foods Corp	35,004	1,711,346
Humana Inc	16,356	6,769,585
IDEXX Laboratories Inc *	10,629	4,178,366
IHS Markit Ltd	46,239	3,630,224
Illumina Inc *	18,098	5,593,730
Incyte Corp *	22,745	2,041,136
Intuitive Surgical Inc *	14,476	10,271,301
IQVIA Holdings Inc *	23,711	3,737,565
Johnson & Johnson	326,378	48,591,157
Kellogg Co	31,634	2,043,240
Kimberly-Clark Corp	42,244	6,237,749
Laboratory Corp of America Holdings *	11,929	2,245,873
Lamb Weston Holdings Inc	18,274	1,211,018
MarketAxess Holdings Inc	4,674	2,250,952
McCormick & Co Inc	15,431	2,995,157
McKesson Corp	19,942	2,969,962
Medtronic PLC	166,612	17,314,319
Merck & Co Inc	313,580	26,011,461
Molson Coors Beverage Co ‘B’	23,759	797,352
Mondelez International Inc ‘A’	177,259	10,183,529
Monster Beverage Corp *	45,815	3,674,363
Moody’s Corp	19,940	5,779,609
Mylan NV *	65,479	971,054
Nielsen Holdings PLC	45,625	646,962
PayPal Holdings Inc *	145,433	28,654,664
PepsiCo Inc	171,646	23,790,136

	Shares	Value
Perrigo Co PLC	16,962	$778,725
Pfizer Inc	688,179	25,256,169
Philip Morris International Inc	193,467	14,508,090
Quanta Services Inc	16,696	882,551
Quest Diagnostics Inc	16,770	1,919,997
Regeneron Pharmaceuticals Inc *	12,960	7,254,749
ResMed Inc	17,815	3,054,025
Robert Half International Inc	14,768	781,818
Rollins Inc	18,196	986,041
S&P Global Inc	29,921	10,789,513
STERIS PLC	10,706	1,886,290
Stryker Corp	40,509	8,440,860
Sysco Corp	62,531	3,890,679
Teleflex Inc	5,766	1,962,862
The Clorox Co	15,698	3,299,249
The Coca-Cola Co	478,948	23,645,663
The Cooper Cos Inc	5,922	1,996,425
The Estee Lauder Cos Inc ‘A’	27,826	6,073,024
The Hershey Co	18,322	2,626,275
The JM Smucker Co	13,694	1,581,931
The Kraft Heinz Co	80,757	2,418,672
The Kroger Co	96,083	3,258,174
The Procter & Gamble Co	308,626	42,895,928
Thermo Fisher Scientific Inc	49,080	21,669,802
Tyson Foods Inc ‘A’	36,497	2,170,842
United Rentals Inc *	9,015	1,573,117
UnitedHealth Group Inc	117,740	36,707,800
Universal Health Services Inc ‘B’	9,372	1,002,991
Varian Medical Systems Inc *	11,160	1,919,520
Verisk Analytics Inc	20,130	3,730,290
Vertex Pharmaceuticals Inc *	32,344	8,801,449
West Pharmaceutical Services Inc	9,167	2,520,008
Zimmer Biomet Holdings Inc	25,504	3,472,115
Zoetis Inc	58,898	9,739,962

		762,138,931

Energy - 2.0%

Apache Corp	46,073	436,311
Baker Hughes Co	81,900	1,088,451
Cabot Oil & Gas Corp	48,390	840,050
Chevron Corp	231,107	16,639,704
Concho Resources Inc	24,423	1,077,543
ConocoPhillips	132,398	4,347,950
Devon Energy Corp	48,921	462,793
Diamondback Energy Inc	19,964	601,316
EOG Resources Inc	72,461	2,604,248
Exxon Mobil Corp	523,880	17,984,801
Halliburton Co	108,300	1,305,015
Hess Corp	34,137	1,397,228
HollyFrontier Corp	18,466	363,965
Kinder Morgan Inc	242,783	2,993,514
Marathon Oil Corp	101,560	415,380
Marathon Petroleum Corp	81,088	2,379,122
National Oilwell Varco Inc	48,556	439,917
Noble Energy Inc	58,277	498,268
Occidental Petroleum Corp	103,775	1,038,788
ONEOK Inc	54,318	1,411,182
Phillips 66	53,443	2,770,485
Pioneer Natural Resources Co	20,484	1,761,419
Schlumberger NV	170,496	2,652,918
TechnipFMC PLC (United Kingdom)	50,546	318,945
The Williams Cos Inc	151,557	2,978,095
Valero Energy Corp	51,037	2,210,923

		71,018,331

Financial - 13.8%

Aflac Inc	82,190	2,987,607
Alexandria Real Estate Equities Inc REIT	14,539	2,326,240
American Express Co	80,848	8,105,012
American International Group Inc	107,987	2,972,882

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
American Tower Corp REIT	55,102	$13,319,806
Ameriprise Financial Inc	14,755	2,273,893
Aon PLC ‘A’	28,694	5,919,572
Apartment Investment & Management Co ‘A’ REIT	17,795	600,047
Arthur J Gallagher & Co	23,736	2,506,047
Assurant Inc	7,276	882,652
AvalonBay Communities Inc REIT	17,633	2,633,312
Bank of America Corp	945,160	22,768,904
Berkshire Hathaway Inc ‘B’ *	245,726	52,324,894
BlackRock Inc	17,580	9,907,209
Boston Properties Inc REIT	17,553	1,409,506
Capital One Financial Corp	56,607	4,067,779
Cboe Global Markets Inc	13,825	1,213,006
CBRE Group Inc ‘A’ *	42,014	1,973,398
Chubb Ltd	55,729	6,471,251
Cincinnati Financial Corp	18,159	1,415,857
Citigroup Inc	258,229	11,132,252
Citizens Financial Group Inc	52,912	1,337,615
CME Group Inc	44,328	7,416,518
Comerica Inc	16,997	650,135
Crown Castle International Corp REIT	52,034	8,663,661
Digital Realty Trust Inc REIT	33,487	4,914,552
Discover Financial Services	38,294	2,212,627
Duke Realty Corp REIT	45,622	1,683,452
Equinix Inc REIT	10,964	8,334,065
Equity Residential REIT	42,450	2,178,959
Essex Property Trust Inc REIT	8,099	1,626,198
Everest Re Group Ltd	5,112	1,009,824
Extra Space Storage Inc REIT	16,251	1,738,695
Federal Realty Investment Trust REIT	8,959	657,949
Fifth Third Bancorp	86,564	1,845,544
First Republic Bank	21,360	2,329,522
Franklin Resources Inc	34,633	704,782
Globe Life Inc	11,710	935,629
Healthpeak Properties Inc REIT	67,604	1,835,449
Host Hotels & Resorts Inc REIT	84,556	912,359
Huntington Bancshares Inc	126,221	1,157,447
Intercontinental Exchange Inc	69,575	6,960,979
Invesco Ltd	46,752	533,440
Iron Mountain Inc REIT	36,329	973,254
JPMorgan Chase & Co	377,796	36,370,421
KeyCorp	120,337	1,435,620
Kimco Realty Corp REIT	54,080	608,941
Lincoln National Corp	23,374	732,307
Loews Corp	29,830	1,036,593
M&T Bank Corp	15,978	1,471,414
Marsh & McLennan Cos Inc	62,941	7,219,333
Mastercard Inc ‘A’	109,505	37,031,306
MetLife Inc	95,884	3,564,008
Mid-America Apartment Communities Inc REIT	14,177	1,643,823
Morgan Stanley	148,132	7,162,182
Nasdaq Inc	14,284	1,752,790
Northern Trust Corp	26,021	2,028,857
People’s United Financial Inc	55,619	573,432
Principal Financial Group Inc	30,724	1,237,255
Prologis Inc REIT	91,608	9,217,597
Prudential Financial Inc	48,146	3,058,234
Public Storage REIT	18,852	4,198,717
Raymond James Financial Inc	14,760	1,073,938
Realty Income Corp REIT	42,773	2,598,460
Regency Centers Corp REIT	19,104	726,334
Regions Financial Corp	121,282	1,398,381
SBA Communications Corp REIT	13,808	4,397,572
Simon Property Group Inc REIT	38,216	2,471,811
SL Green Realty Corp REIT	8,690	402,955
State Street Corp	43,924	2,606,011
SVB Financial Group *	6,461	1,554,646
Synchrony Financial	66,557	1,741,797
T Rowe Price Group Inc	28,088	3,601,443
The Allstate Corp	38,716	3,644,724

	Shares	Value
The Bank of New York Mellon Corp	101,031	$3,469,405
The Charles Schwab Corp	142,868	5,176,108
The Goldman Sachs Group Inc	42,653	8,571,973
The Hartford Financial Services Group Inc	44,373	1,635,589
The PNC Financial Services Group Inc	52,472	5,767,198
The Progressive Corp	72,798	6,891,787
The Travelers Cos Inc	31,565	3,415,017
The Western Union Co	49,777	1,066,721
Truist Financial Corp	167,717	6,381,632
UDR Inc REIT	36,813	1,200,472
Unum Group	25,919	436,217
US Bancorp	169,930	6,091,991
Ventas Inc REIT	45,778	1,920,845
Visa Inc ‘A’	209,006	41,794,930
Vornado Realty Trust REIT	20,065	676,391
Wells Fargo & Co	510,742	12,007,544
Welltower Inc REIT	51,216	2,821,489
Weyerhaeuser Co REIT	91,180	2,600,454
Willis Towers Watson PLC	15,828	3,305,203
WR Berkley Corp	17,432	1,065,967
Zions Bancorp NA	19,729	576,481

		481,258,097

Industrial - 8.0%

3M Co	71,481	11,449,827
Agilent Technologies Inc	37,934	3,829,058
Allegion PLC	11,670	1,154,280
Amcor PLC	191,827	2,119,688
AMETEK Inc	28,573	2,840,156
Amphenol Corp ‘A’	37,095	4,016,276
AO Smith Corp	16,307	861,010
Ball Corp	40,483	3,364,947
Carrier Global Corp	102,018	3,115,630
Caterpillar Inc	67,146	10,014,826
CH Robinson Worldwide Inc	16,991	1,736,310
CSX Corp	95,181	7,392,708
Deere & Co	38,855	8,611,434
Dover Corp	17,892	1,938,419
Eaton Corp PLC	49,411	5,041,404
Emerson Electric Co	73,657	4,829,690
Expeditors International of Washington Inc	20,701	1,873,855
FedEx Corp	29,795	7,494,038
FLIR Systems Inc	16,360	586,506
Flowserve Corp	16,570	452,195
Fortive Corp	41,785	3,184,435
Fortune Brands Home & Security Inc	17,118	1,481,049
Garmin Ltd	18,491	1,754,056
General Dynamics Corp	28,619	3,961,728
General Electric Co	1,085,102	6,760,185
Honeywell International Inc	86,753	14,280,411
Howmet Aerospace Inc	47,551	795,053
Huntington Ingalls Industries Inc	5,164	726,833
IDEX Corp	9,361	1,707,540
Illinois Tool Works Inc	35,752	6,907,644
Ingersoll Rand Inc *	46,014	1,638,098
Jacobs Engineering Group Inc	16,176	1,500,648
JB Hunt Transport Services Inc	10,274	1,298,428
Johnson Controls International PLC	91,860	3,752,481
Kansas City Southern	11,765	2,127,465
Keysight Technologies Inc *	23,199	2,291,597
L3Harris Technologies Inc	26,961	4,579,056
Lockheed Martin Corp	30,471	11,678,925
Martin Marietta Materials Inc	7,694	1,810,860
Masco Corp	32,661	1,800,601
Mettler-Toledo International Inc *	2,977	2,875,038
Norfolk Southern Corp	31,625	6,767,434
Northrop Grumman Corp	19,281	6,082,963
Old Dominion Freight Line Inc	11,830	2,140,284
Otis Worldwide Corp	51,116	3,190,661
Packaging Corp of America	11,950	1,303,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Parker-Hannifin Corp	15,980	$3,233,393
Pentair PLC	20,766	950,460
PerkinElmer Inc	14,021	1,759,776
Raytheon Technologies Corp	189,376	10,896,695
Republic Services Inc	26,058	2,432,514
Rockwell Automation Inc	14,461	3,191,253
Roper Technologies Inc	13,052	5,156,976
Sealed Air Corp	19,700	764,557
Snap-on Inc	6,796	999,895
Stanley Black & Decker Inc	19,866	3,222,265
TE Connectivity Ltd	40,987	4,006,069
Teledyne Technologies Inc *	4,607	1,429,137
Textron Inc	28,595	1,031,994
The Boeing Co	65,774	10,869,811
Trane Technologies PLC	29,608	3,589,970
TransDigm Group Inc	6,720	3,192,806
Union Pacific Corp	84,277	16,591,613
United Parcel Service Inc ‘B’	87,493	14,578,959
Vulcan Materials Co	16,419	2,225,431
Waste Management Inc	48,012	5,433,518
Waters Corp *	7,731	1,512,802
Westinghouse Air Brake Technologies Corp	21,894	1,354,801
Westrock Co	32,188	1,118,211
Xylem Inc	21,993	1,850,051

		280,511,835

Technology - 23.5%

Accenture PLC ‘A’	78,803	17,808,690
Activision Blizzard Inc	95,341	7,717,854
Adobe Inc *	59,462	29,161,949
Advanced Micro Devices Inc *	145,464	11,926,593
Akamai Technologies Inc *	20,362	2,250,815
Analog Devices Inc	45,530	5,315,172
ANSYS Inc *	10,708	3,503,979
Apple Inc	1,992,909	230,798,791
Applied Materials Inc	113,215	6,730,632
Autodesk Inc *	27,111	6,262,912
Broadcom Inc	49,857	18,163,902
Broadridge Financial Solutions Inc	14,018	1,850,376
Cadence Design Systems Inc *	34,881	3,719,361
Cerner Corp	37,857	2,736,683
Citrix Systems Inc	15,314	2,108,891
Cognizant Technology Solutions Corp ‘A’	66,937	4,646,767
DXC Technology Co	31,915	569,683
Electronic Arts Inc *	36,035	4,699,324
Fidelity National Information Services Inc	76,608	11,277,464
Fiserv Inc *	69,201	7,131,163
Fortinet Inc *	16,775	1,976,263
Hewlett Packard Enterprise Co	161,896	1,516,965
HP Inc	170,266	3,233,351
Intel Corp	527,383	27,307,892
International Business Machines Corp	110,292	13,419,228
Intuit Inc	32,377	10,561,701
IPG Photonics Corp *	4,569	776,593
Jack Henry & Associates Inc	9,656	1,569,969
KLA Corp	19,454	3,769,018
Lam Research Corp	18,082	5,998,703
Leidos Holdings Inc	16,515	1,472,312
Maxim Integrated Products Inc	32,996	2,230,860
Microchip Technology Inc	31,506	3,237,557
Micron Technology Inc *	137,725	6,467,566
Microsoft Corp	938,124	197,315,621
MSCI Inc	10,368	3,699,095
NetApp Inc	27,521	1,206,521
NVIDIA Corp	76,530	41,419,567
Oracle Corp	239,658	14,307,583
Paychex Inc	39,889	3,181,945
Paycom Software Inc *	6,008	1,870,290
Qorvo Inc *	14,388	1,856,196
QUALCOMM Inc	139,778	16,449,075

	Shares	Value
salesforce.com Inc *	112,808	$28,350,907
Seagate Technology PLC	27,968	1,377,983
ServiceNow Inc *	23,799	11,542,515
Skyworks Solutions Inc	20,851	3,033,820
Synopsys Inc *	18,841	4,031,597
Take-Two Interactive Software Inc *	14,286	2,360,333
Teradyne Inc	20,582	1,635,446
Texas Instruments Inc	113,545	16,213,091
Tyler Technologies Inc *	5,051	1,760,577
Western Digital Corp	37,449	1,368,761
Xerox Holdings Corp	22,651	425,159
Xilinx Inc	30,430	3,172,023
Zebra Technologies Corp ‘A’ *	6,638	1,675,829

		820,172,913

Utilities - 2.9%

AES Corp	84,309	1,526,836
Alliant Energy Corp	31,077	1,605,127
Ameren Corp	30,708	2,428,389
American Electric Power Co Inc	61,506	5,026,885
American Water Works Co Inc	22,249	3,223,435
Atmos Energy Corp	15,135	1,446,755
CenterPoint Energy Inc	67,629	1,308,621
CMS Energy Corp	35,659	2,189,819
Consolidated Edison Inc	41,841	3,255,230
Dominion Energy Inc	103,907	8,201,379
DTE Energy Co	23,963	2,756,704
Duke Energy Corp	90,832	8,044,082
Edison International	47,389	2,409,257
Entergy Corp	24,594	2,423,247
Evergy Inc	27,699	1,407,663
Eversource Energy	42,479	3,549,120
Exelon Corp	121,752	4,353,852
FirstEnergy Corp	66,219	1,901,147
NextEra Energy Inc	60,607	16,822,079
NiSource Inc	47,403	1,042,866
NRG Energy Inc	29,854	917,712
Pinnacle West Capital Corp	14,131	1,053,466
PPL Corp	94,733	2,577,685
Public Service Enterprise Group Inc	61,956	3,402,004
Sempra Energy	36,114	4,274,453
The Southern Co	130,366	7,068,445
WEC Energy Group Inc	39,651	3,842,182
Xcel Energy Inc	65,542	4,523,053

		102,581,493

Total Common Stocks (Cost $2,208,265,386)		3,454,759,003

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $31,478,523; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $32,108,202)	$31,478,523	$31,478,523

Total Short-Term Investment (Cost $31,478,523)		31,478,523

TOTAL INVESTMENTS - 99.9% (Cost $2,239,743,909)		3,486,237,526

DERIVATIVES - 0.0%		277,708

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,020,415

NET ASSETS - 100.0%		$3,488,535,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/20	217	$36,091,492	$36,369,200	$277,708

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,454,759,003	$3,454,759,003	$-	$-
	Short-Term Investment	31,478,523	-	31,478,523	-
	Derivatives:
	Equity Contracts
	Futures	277,708	277,708	-	-

	Total	$3,486,515,234	$3,455,036,711	$31,478,523	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.7%

The Sherwin-Williams Co	6,256	$4,358,805

Communications - 29.9%

Alphabet Inc ‘C’ *	5,293	7,778,593
Amazon.com Inc *	7,517	23,669,003
Booking Holdings Inc *	3,415	5,841,972
Chewy Inc ‘A’ *	21,435	1,175,281
Facebook Inc ‘A’ *	43,008	11,263,795
GCI Liberty Inc ‘A’ *	64,405	5,278,634
Match Group Inc *	29,229	3,234,189
Netflix Inc *	12,278	6,139,368
Snap Inc ‘A’ *	139,752	3,648,925
T-Mobile US Inc *	66,630	7,619,807
The Walt Disney Co	26,190	3,249,655

		78,899,222

Consumer, Cyclical - 6.4%

Caesars Entertainment Inc *	22,428	1,257,314
LVMH Moet Hennessy Louis Vuitton SE (France)	9,419	4,407,154
NIKE Inc ‘B’	37,386	4,693,438
The Home Depot Inc	23,212	6,446,205

		16,804,111

Consumer, Non-Cyclical - 21.1%

Align Technology Inc *	12,051	3,945,015
Ascendis Pharma AS ADR * (Denmark)	10,516	1,622,829
Avalara Inc *	15,793	2,011,081
Boston Scientific Corp *	209,759	8,014,891
CoStar Group Inc *	6,761	5,736,776
Danaher Corp	38,272	8,241,110
Elanco Animal Health Inc *	183,377	5,121,720
Globus Medical Inc ‘A’ *	59,196	2,931,386
Intuitive Surgical Inc *	7,263	5,153,389
Neurocrine Biosciences Inc *	29,623	2,848,548
Terminix Global Holdings Inc *	112,941	4,504,087
The Cooper Cos Inc	16,587	5,591,809

		55,722,641

Financial - 7.7%

American Tower Corp REIT	24,643	5,956,953
Mastercard Inc ‘A’	42,318	14,310,678

		20,267,631

Industrial – 2.9%

Cognex Corp	27,706	1,803,661
L3Harris Technologies Inc	34,432	5,847,931

		7,651,592

Technology - 29.3%

Adobe Inc *	16,038	7,865,516
Apple Inc	119,725	13,865,352
ASML Holding NV (Netherlands)	13,992	5,166,826
Atlassian Corp PLC ‘A’ *	17,040	3,097,702
Microsoft Corp	99,671	20,963,801
NVIDIA Corp	12,354	6,686,232
salesforce.com Inc *	44,880	11,279,242
Snowflake Inc ‘A’ *	200	50,200
Texas Instruments Inc	47,251	6,746,970

	Shares	Value
Twilio Inc ‘A’ *	6,680	$1,650,561

		77,372,402

Total Common Stocks (Cost $158,897,837)		261,076,404

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $6,659,701; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $6,792,974)	$6,659,701	6,659,701

Total Short-Term Investment (Cost $6,659,701)		6,659,701

TOTAL INVESTMENTS - 101.5% (Cost $165,557,538)		267,736,105

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(3,860,282)

NET ASSETS - 100.0%		$263,875,823

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$4,358,805	$4,358,805	$-	$-
	Communications	78,899,222	78,899,222	-	-
	Consumer, Cyclical	16,804,111	12,396,957	4,407,154	-
	Consumer, Non-Cyclical	55,722,641	55,722,641	-	-
	Financial	20,267,631	20,267,631	-	-
	Industrial	7,651,592	7,651,592	-	-
	Technology	77,372,402	77,372,402	-	-

	Total Common Stocks	261,076,404	256,669,250	4,407,154	-

	Short-Term Investment	6,659,701	-	6,659,701	-

	Total	$267,736,105	$256,669,250	$11,066,855	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.4%

The Sherwin-Williams Co	44,340	$30,893,452

Communications - 23.4%

Alibaba Group Holding Ltd ADR * (China)	67,331	19,793,967
Alphabet Inc ‘A’ *	59,518	87,229,581
Alphabet Inc ‘C’ *	18,687	27,462,415
Amazon.com Inc *	64,215	202,195,697
Charter Communications Inc ‘A’ *	60,155	37,557,173
Facebook Inc ‘A’ *	303,761	79,555,006
Match Group Inc *	91,057	10,075,457
Netflix Inc *	85,802	42,903,574
Shopify Inc ‘A’ * (Canada)	10,482	10,722,772
Spotify Technology SA *	29,625	7,186,136

		524,681,778

Consumer, Cyclical - 2.8%

Chipotle Mexican Grill Inc *	11,360	14,128,546
Costco Wholesale Corp	7,765	2,756,575
Dollar General Corp	76,981	16,136,757
Lululemon Athletica Inc *	38,201	12,582,263
NIKE Inc ‘B’	120,409	15,116,146
Starbucks Corp	29,623	2,545,208

		63,265,495

Consumer, Non-Cyclical - 24.1%

Abbott Laboratories	248,665	27,062,212
Alnylam Pharmaceuticals Inc *	50,635	7,372,456
Becton Dickinson and Co	54,828	12,757,379
Boston Scientific Corp *	600,545	22,946,824
Colgate-Palmolive Co	319,774	24,670,564
CoStar Group Inc *	21,517	18,257,390
Danaher Corp	217,712	46,879,925
Edwards Lifesciences Corp *	157,415	12,564,865
Eli Lilly & Co	44,804	6,631,888
Equifax Inc	33,005	5,178,484
Global Payments Inc	134,253	23,840,648
IHS Markit Ltd	210,314	16,511,752
Illumina Inc *	44,482	13,748,497
Livongo Health Inc *	69,517	9,735,856
Merck & Co Inc	145,614	12,078,681
PayPal Holdings Inc *	263,607	51,938,487
Seattle Genetics Inc *	57,759	11,302,859
Square Inc ‘A’ *	158,932	25,834,397
STERIS PLC	35,168	6,196,250
The Estee Lauder Cos Inc ‘A’	72,825	15,894,056
Thermo Fisher Scientific Inc	116,377	51,382,773
TransUnion	165,660	13,936,976
UnitedHealth Group Inc	23,542	7,339,689
Verisk Analytics Inc	194,919	36,120,440
Vertex Pharmaceuticals Inc *	85,826	23,354,971
Zoetis Inc	213,697	35,339,073

		538,877,392

Financial - 9.2%

American Tower Corp REIT	102,491	24,775,149
Aon PLC ‘A’	101,484	20,936,149
Equinix Inc REIT	24,951	18,966,004
Mastercard Inc ‘A’	223,425	75,555,632
Visa Inc ‘A’	332,380	66,466,029

		206,698,963

	Shares	Value
Industrial - 2.9%

AMETEK Inc	120,784	$12,005,930
Canadian Pacific Railway Ltd (NYSE) (Canada)	44,458	13,534,349
Roper Technologies Inc	53,513	21,143,521
Vulcan Materials Co	134,010	18,163,715

		64,847,515

Technology - 36.1%

Activision Blizzard Inc	255,620	20,692,439
Adobe Inc *	208,904	102,452,789
Apple Inc	485,496	56,225,292
Applied Materials Inc	135,686	8,066,533
ASML Holding NV (Netherlands)	32,405	11,966,194
Atlassian Corp PLC ‘A’ *	59,585	10,831,957
Autodesk Inc *	31,188	7,204,740
Black Knight Inc *	73,122	6,365,270
Cadence Design Systems Inc *	222,261	23,699,690
Clarivate PLC * (United Kingdom)	659,596	20,440,880
Electronic Arts Inc *	224,926	29,332,600
Fidelity National Information Services Inc	163,843	24,119,328
Fiserv Inc *	132,752	13,680,094
Intuit Inc	122,271	39,886,023
Lam Research Corp	46,563	15,447,275
Microsoft Corp	1,054,788	221,853,560
MSCI Inc	90,359	32,238,284
NVIDIA Corp	98,534	53,328,571
salesforce.com Inc *	234,405	58,910,665
ServiceNow Inc *	54,339	26,354,415
Snowflake Inc ‘A’ *	9,793	2,458,043
Synopsys Inc *	49,979	10,694,506
Take-Two Interactive Software Inc *	79,785	13,182,078

		809,431,226

Total Common Stocks (Cost $1,442,103,066)		2,238,695,821

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%

U.S. Government Agency Issue - 0.2%

Federal Home Loan Bank 0.000% due 10/01/20	$5,898,000	5,898,000

Total Short-Term Investment (Cost $5,898,000)		5,898,000

TOTAL INVESTMENTS - 100.1% (Cost $1,448,001,066)		2,244,593,821

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(3,235,278)

NET ASSETS - 100.0%		$2,241,358,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,238,695,821	$2,238,695,821	$-	$-
	Short-Term Investment	5,898,000	-	5,898,000	-

	Total	$2,244,593,821	$2,238,695,821	$5,898,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%

Basic Materials - 1.6%

The Sherwin-Williams Co	33,921	$23,634,118

Communications - 27.6%

Alibaba Group Holding Ltd ADR * (China)	122,164	35,913,773
Alphabet Inc ‘A’ *	28,697	42,058,323
Amazon.com Inc *	47,392	149,224,612
Facebook Inc ‘A’ *	140,555	36,811,354
GoDaddy Inc ‘A’ *	166,867	12,676,886
MercadoLibre Inc * (Argentina)	26,896	29,114,382
Netflix Inc *	96,485	48,245,395
Shopify Inc ‘A’ * (Canada)	15,325	15,677,015
Snap Inc ‘A’ *	1,163,034	30,366,818

		400,088,558

Consumer, Cyclical - 6.7%

Domino’s Pizza Inc	14,923	6,346,454
Ferrari NV (Italy)	32,459	5,975,377
Lowe’s Cos Inc	172,290	28,576,019
LVMH Moet Hennessy Louis Vuitton SE (France)	20,979	9,816,083
NIKE Inc ‘B’	242,269	30,414,450
The TJX Cos Inc	281,792	15,681,725

		96,810,108

Consumer, Non-Cyclical - 19.4%

AstraZeneca PLC ADR (United Kingdom)	241,020	13,207,896
Biogen Inc *	18,920	5,367,226
Boston Scientific Corp *	687,173	26,256,880
CoStar Group Inc *	40,814	34,631,087
Humana Inc	49,202	20,364,216
Intuitive Surgical Inc *	24,125	17,117,652
Lonza Group AG (Switzerland)	11,962	7,382,171
PayPal Holdings Inc *	119,989	23,641,433
S&P Global Inc	114,210	41,184,126
TransUnion	170,341	14,330,788
UnitedHealth Group Inc	101,410	31,616,596
Vertex Pharmaceuticals Inc *	73,519	20,005,990
Zoetis Inc	157,121	25,983,100

		281,089,161

Financial - 11.3%

Mastercard Inc ‘A’	179,013	60,536,826
Prologis Inc REIT	87,612	8,815,520
SBA Communications Corp REIT	83,958	26,738,944
Visa Inc ‘A’	338,434	67,676,647

		163,767,937

Industrial - 2.6%

Ball Corp	133,076	11,061,277
Keysight Technologies Inc *	115,518	11,410,868
Roper Technologies Inc	38,338	15,147,727

		37,619,872

Technology - 30.9%

Adobe Inc *	88,158	43,235,328
Analog Devices Inc	173,383	20,240,731
Apple Inc	445,539	51,597,872
ASML Holding NV ‘NY’ (Netherlands)	92,645	34,211,019
Autodesk Inc *	80,013	18,483,803
Coupa Software Inc *	33,798	9,268,763
Fidelity National Information Services Inc	102,717	15,120,970
Intuit Inc	120,365	39,264,267

	Shares	Value
Microsoft Corp	547,811	$115,221,088
NVIDIA Corp	29,545	15,990,345
RingCentral Inc ‘A’ *	59,118	16,234,394
salesforce.com Inc *	60,563	15,220,693
ServiceNow Inc *	107,534	52,153,990
Snowflake Inc ‘A’ *	7,311	1,835,061

		448,078,324

Total Common Stocks (Cost $908,555,298)		1,451,088,078

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $1,494,222; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $1,524,180)	$1,494,222	1,494,222

Total Short-Term Investment (Cost $1,494,222)		1,494,222

TOTAL INVESTMENTS - 100.2% (Cost $910,049,520)		1,452,582,300

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,070,341)

NET ASSETS - 100.0%		$1,449,511,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$23,634,118	$23,634,118	$-	$-
	Communications	400,088,558	400,088,558	-	-
	Consumer, Cyclical	96,810,108	86,994,025	9,816,083	-
	Consumer, Non-Cyclical	281,089,161	273,706,990	7,382,171	-
	Financial	163,767,937	163,767,937	-	-
	Industrial	37,619,872	37,619,872	-	-
	Technology	448,078,324	448,078,324	-	-

	Total Common Stocks	1,451,088,078	1,433,889,824	17,198,254	-

	Short-Term Investment	1,494,222	-	1,494,222	-

	Total	$1,452,582,300	$1,433,889,824	$18,692,476	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 3.8%

Air Products & Chemicals Inc	111,320	$33,157,775
PPG Industries Inc	177,548	21,675,060

		54,832,835

Communications - 16.9%

Alphabet Inc ‘A’ *	13,392	19,627,315
Charter Communications Inc ‘A’ *	99,381	62,047,533
Comcast Corp ‘A’	1,260,841	58,326,505
DISH Network Corp ‘A’ *	1,363,691	39,587,950
Motorola Solutions Inc	205,075	32,157,811
T-Mobile US Inc *	299,578	34,259,740

		246,006,854

Consumer, Cyclical - 2.5%

The Home Depot Inc	133,651	37,116,219

Consumer, Non-Cyclical - 17.1%

AmerisourceBergen Corp	209,854	20,339,050
Amgen Inc	99,018	25,166,415
Anthem Inc	91,658	24,618,422
CVS Health Corp	279,721	16,335,706
Johnson & Johnson	225,119	33,515,717
Keurig Dr Pepper Inc	661,838	18,266,729
Merck & Co Inc	228,416	18,947,107
Novartis AG ADR (Switzerland)	155,652	13,535,498
PepsiCo Inc	130,950	18,149,670
Pfizer Inc	429,489	15,762,246
Reynolds Consumer Products Inc	705,263	21,595,153
UnitedHealth Group Inc	71,777	22,377,915

		248,609,628

Energy - 3.9%

Chevron Corp	260,830	18,779,760
ConocoPhillips	390,370	12,819,751
Enterprise Products Partners LP	863,499	13,634,649
Suncor Energy Inc (NYSE) (Canada)	934,390	11,427,590

		56,661,750

Financial - 21.9%

American Express Co	302,478	30,323,420
American Tower Corp REIT	195,256	47,199,233
Bank of America Corp	2,252,973	54,274,120
Berkshire Hathaway Inc ‘B’ *	113,299	24,125,889
JPMorgan Chase & Co	558,215	53,739,358
Marsh & McLennan Cos Inc	225,330	25,845,351
The Bank of New York Mellon Corp	319,399	10,968,162
The Charles Schwab Corp	420,354	15,229,425
The Progressive Corp	254,816	24,123,431
The Travelers Cos Inc	165,139	17,866,388
US Bancorp	415,584	14,898,686

		318,593,463

Industrial - 21.3%

Deere & Co	188,622	41,804,294
Honeywell International Inc	266,719	43,904,614
Illinois Tool Works Inc	157,371	30,405,651
Martin Marietta Materials Inc	69,649	16,392,589
Northrop Grumman Corp	74,369	23,462,676
Otis Worldwide Corp	293,747	18,335,688
Raytheon Technologies Corp	548,654	31,569,551
TE Connectivity Ltd	453,599	44,334,766
United Parcel Service Inc ‘B’	249,334	41,546,524
Vertiv Holdings Co *	1,106,075	19,157,219

		310,913,572

	Shares	Value
Technology - 5.6%

Apple Inc	146,052	$16,914,282
Lam Research Corp	77,615	25,748,777
Microsoft Corp	99,421	20,911,219
Oracle Corp	298,086	17,795,734

		81,370,012

Utilities - 5.2%

Edison International	657,118	33,407,879
Sempra Energy	354,396	41,946,311

		75,354,190

Total Common Stocks (Cost $1,113,951,039)		1,429,458,523

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $24,998,930.; collateralized by U.S. Treasury Notes: 0.125% - 2.125% due 03/31/24 - 07/15/24 and value $25,499,002)	$24,998,930	24,998,930

Total Short-Term Investment (Cost $24,998,930)		24,998,930

TOTAL INVESTMENTS - 99.9% (Cost $1,138,949,969)		1,454,457,453

OTHER ASSETS & LIABILITIES, NET - 0.1%		758,796

NET ASSETS - 100.0%		$1,455,216,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,429,458,523	$1,429,458,523	$-	$-
	Short-Term Investment	24,998,930	-	24,998,930	-

	Total	$1,454,457,453	$1,429,458,523	$24,998,930	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MAIN STREET(R) CORE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 0.5%

Valvoline Inc	283,313	$5,394,280

Communications - 18.0%

Alphabet Inc ‘A’ *	7,831	11,477,114
Amazon.com Inc *	25,105	79,048,867
Booking Holdings Inc *	10,015	17,132,460
Facebook Inc ‘A’ *	150,746	39,480,377
Motorola Solutions Inc	93,084	14,596,502
Tencent Holdings Ltd ADR (China)	209,997	14,206,297
Verizon Communications Inc	460,857	27,416,383

		203,358,000

Consumer, Cyclical - 6.3%

DR Horton Inc	133,409	10,089,723
General Motors Co	180,711	5,347,239
Live Nation Entertainment Inc *	42,937	2,313,446
O’Reilly Automotive Inc *	16,712	7,705,569
Target Corp	102,115	16,074,943
The Home Depot Inc	93,399	25,937,836
Warner Music Group Corp ‘A’	127,299	3,658,573

		71,127,329

Consumer, Non-Cyclical - 24.3%

Alcon Inc * (Switzerland)	93,977	5,351,990
Amgen Inc	72,616	18,456,082
AstraZeneca PLC ADR (United Kingdom)	467,578	25,623,274
Avantor Inc *	194,425	4,372,618
Church & Dwight Co Inc	66,876	6,266,950
Constellation Brands Inc ‘A’	61,713	11,695,231
HCA Healthcare Inc	174,064	21,702,299
Laboratory Corp of America Holdings *	19,932	3,752,598
Merck & Co Inc	319,426	26,496,387
Mondelez International Inc ‘A’	158,405	9,100,367
Neurocrine Biosciences Inc *	45,375	4,363,260
Quidel Corp *	12,107	2,656,034
Reckitt Benckiser Group PLC (United Kingdom)	43,955	4,285,843
Sysco Corp	107,818	6,708,436
The a2 Milk Co Ltd * (New Zealand)	168,262	1,699,417
The Procter & Gamble Co	308,811	42,921,641
Thermo Fisher Scientific Inc	53,531	23,635,007
UnitedHealth Group Inc	152,361	47,501,589
Zimmer Biomet Holdings Inc	51,397	6,997,188

		273,586,211

Energy - 1.9%

Cabot Oil & Gas Corp	325,030	5,642,521
Magellan Midstream Partners LP	307,029	10,500,392
Valero Energy Corp	110,501	4,786,903

		20,929,816

Financial - 17.9%

Berkshire Hathaway Inc ‘B’ *	134,802	28,704,738
Capital One Financial Corp	217,119	15,602,171
Equitable Holdings Inc	929,383	16,951,946
Intercontinental Exchange Inc	223,900	22,401,195
JPMorgan Chase & Co	295,017	28,401,287
Mastercard Inc ‘A’	74,505	25,195,356
Prologis Inc REIT	311,765	31,369,794
Rocket Cos Inc ‘A’ *	627,240	12,500,893
The Progressive Corp	221,642	20,982,848

		202,110,228

	Shares	Value
Industrial - 9.2%

CH Robinson Worldwide Inc	72,314	$7,389,768
Honeywell International Inc	75,045	12,353,157
Lockheed Martin Corp	86,297	33,075,914
Union Pacific Corp	94,231	18,551,257
United Parcel Service Inc ‘B’	92,279	15,376,450
Vulcan Materials Co	17,361	2,353,110
Waste Connections Inc	144,518	15,000,968

		104,100,624

Technology - 20.5%

Accenture PLC ‘A’	76,742	17,342,925
Adobe Inc *	20,962	10,280,394
Amdocs Ltd	113,972	6,543,132
Applied Materials Inc	416,991	24,790,115
Fiserv Inc *	78,184	8,056,861
Microsoft Corp	475,337	99,977,631
QUALCOMM Inc	302,117	35,553,128
Snowflake Inc ‘A’ *	6,829	1,714,079
Texas Instruments Inc	143,640	20,510,356
Workday Inc ‘A’ *	26,361	5,671,042

		230,439,663

Utilities - 1.2%

Duke Energy Corp	155,986	13,814,120

Total Common Stocks (Cost $872,543,699)		1,124,860,271

	Principal Amount
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $5,529,900; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $5,640,505)	$5,529,900	5,529,900

Total Short-Term Investment (Cost $5,529,900)		5,529,900

TOTAL INVESTMENTS - 100.3% (Cost $878,073,599)		1,130,390,171

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,053,719)

NET ASSETS - 100.0%		$1,127,336,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MAIN STREET(R) CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$5,394,280	$5,394,280	$-	$-
	Communications	203,358,000	203,358,000	-	-
	Consumer, Cyclical	71,127,329	71,127,329	-	-
	Consumer, Non-Cyclical	273,586,211	267,600,951	5,985,260	-
	Energy	20,929,816	20,929,816	-	-
	Financial	202,110,228	202,110,228	-	-
	Industrial	104,100,624	104,100,624	-	-
	Technology	230,439,663	230,439,663	-	-
	Utilities	13,814,120	13,814,120	-	-

	Total Common Stocks	1,124,860,271	1,118,875,011	5,985,260	-

	Short-Term Investment	5,529,900	-	5,529,900	-

	Total	$1,130,390,171	$1,118,875,011	$11,515,160	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 3.6%

Agnico Eagle Mines Ltd (Canada)	37,515	$2,986,569
Albemarle Corp	38,528	3,439,780
CF Industries Holdings Inc	74,352	2,283,350
Hecla Mining Co	575,849	2,925,313
Huntsman Corp	325,448	7,228,200
Kirkland Lake Gold Ltd (Canada)	109,410	5,331,549
Westlake Chemical Corp	25,827	1,632,783

		25,827,544

Communications - 6.6%

Arista Networks Inc *	10,748	2,224,084
Booking Holdings Inc *	2,074	3,547,950
Chewy Inc ‘A’ *	61,518	3,373,032
eBay Inc	92,949	4,842,643
Etsy Inc *	6,021	732,334
Expedia Group Inc	41,759	3,828,883
IAC/InterActiveCorp *	24,338	2,915,206
Match Group Inc *	34,024	3,764,756
NortonLifeLock Inc	115,532	2,407,687
Proofpoint Inc *	23,249	2,453,932
Roku Inc *	54,777	10,341,897
Spotify Technology SA *	14,464	3,508,532
The Trade Desk Inc ‘A’ *	4,145	2,150,343
Twitter Inc *	30,798	1,370,511

		47,461,790

Consumer, Cyclical - 21.5%

Alaska Air Group Inc	118,767	4,350,435
Allison Transmission Holdings Inc	34,958	1,228,424
American Eagle Outfitters Inc	299,305	4,432,707
Aptiv PLC	7,772	712,537
Best Buy Co Inc	53,096	5,909,054
Brunswick Corp	104,362	6,147,965
Burlington Stores Inc *	7,281	1,500,541
Carnival Corp	332,411	5,045,999
Casey’s General Stores Inc	31,730	5,636,835
Chipotle Mexican Grill Inc *	3,107	3,864,207
Copart Inc *	43,584	4,583,294
Darden Restaurants Inc	54,055	5,445,501
Delta Air Lines Inc	95,010	2,905,406
Dollar General Corp	28,571	5,989,053
DR Horton Inc	125,622	9,500,792
Floor & Decor Holdings Inc ‘A’ *	119,844	8,964,331
IAA Inc *	39,387	2,050,881
JetBlue Airways Corp *	562,385	6,371,822
Lear Corp	96,763	10,552,005
Live Nation Entertainment Inc *	46,155	2,486,831
Lululemon Athletica Inc *	7,874	2,593,459
O’Reilly Automotive Inc *	5,207	2,400,844
Peloton Interactive Inc ‘A’ *	7,289	723,360
Pool Corp	5,844	1,955,052
PulteGroup Inc	164,233	7,602,346
Royal Caribbean Cruises Ltd	204,277	13,222,850
Texas Roadhouse Inc	64,595	3,926,730
Thor Industries Inc	64,180	6,113,787
Tractor Supply Co	20,171	2,891,311
Ulta Beauty Inc *	11,850	2,654,163
Vail Resorts Inc	16,391	3,507,182
WW Grainger Inc	23,104	8,242,814

		153,512,518

Consumer, Non-Cyclical - 16.5%

ABIOMED Inc *	16,100	4,460,666

	Shares	Value
Align Technology Inc *	4,966	$1,625,670
AMERCO	8,957	3,188,513
BioMarin Pharmaceutical Inc *	69,403	5,280,180
Centene Corp *	14,506	846,135
CoStar Group Inc *	4,199	3,562,893
Darling Ingredients Inc *	126,000	4,539,780
DexCom Inc *	3,428	1,413,124
Edwards Lifesciences Corp *	54,623	4,360,008
Emergent BioSolutions Inc *	24,195	2,500,069
Euronet Worldwide Inc *	19,136	1,743,290
Exelixis Inc *	134,899	3,298,281
FTI Consulting Inc *	45,224	4,792,387
Henry Schein Inc *	31,300	1,839,814
Horizon Therapeutics Plc *	176,659	13,722,871
IDEXX Laboratories Inc *	3,772	1,482,811
IHS Markit Ltd	27,311	2,144,187
Insulet Corp *	22,538	5,332,265
Lamb Weston Holdings Inc	49,844	3,303,162
MarketAxess Holdings Inc	4,250	2,046,757
Masimo Corp *	13,505	3,187,990
Molina Healthcare Inc *	7,244	1,325,942
Moody’s Corp	7,302	2,116,485
Neurocrine Biosciences Inc *	44,799	4,307,872
Novocure Ltd *	20,075	2,234,548
NuVasive Inc *	44,387	2,155,877
Robert Half International Inc	110,315	5,840,076
Tandem Diabetes Care Inc *	19,109	2,168,871
Teladoc Health Inc *	17,723	3,885,591
Teleflex Inc	9,308	3,168,629
The Boston Beer Co Inc ‘A’ *	3,207	2,832,936
The Clorox Co	13,817	2,903,919
Tyson Foods Inc ‘A’	33,419	1,987,762
United Rentals Inc *	28,410	4,957,545
Universal Health Services Inc ‘B’	17,233	1,844,276
Verisk Analytics Inc	7,874	1,459,131

		117,860,313

Energy - 2.7%

Baker Hughes Co	434,056	5,768,604
Cabot Oil & Gas Corp	81,656	1,417,548
EOG Resources Inc	75,256	2,704,701
Marathon Petroleum Corp	169,901	4,984,895
SolarEdge Technologies Inc *	17,545	4,181,851

		19,057,599

Financial - 15.5%

AGNC Investment Corp REIT	317,337	4,414,158
Agree Realty Corp REIT	67,137	4,272,599
Ally Financial Inc	391,256	9,808,788
Americold Realty Trust REIT	123,874	4,428,495
Arch Capital Group Ltd *	68,384	2,000,232
Brown & Brown Inc	95,597	4,327,676
Citizens Financial Group Inc	235,131	5,944,112
Cousins Properties Inc REIT	50,343	1,439,306
Discover Financial Services	12,330	712,427
Evercore Inc ‘A’	141,102	9,236,537
Everest Re Group Ltd	12,674	2,503,622
Healthcare Realty Trust Inc REIT	146,516	4,413,062
Host Hotels & Resorts Inc REIT	525,159	5,666,466
Lamar Advertising Co ‘A’ REIT	42,299	2,798,925
LendingTree Inc *	4,058	1,245,360
Lincoln National Corp	168,162	5,268,515
Marsh & McLennan Cos Inc	28,098	3,222,841
Mid-America Apartment Communities Inc REIT	89,182	10,340,653
Prologis Inc REIT	50,888	5,120,350
SVB Financial Group *	38,549	9,275,660
Synovus Financial Corp	153,698	3,253,787
The Hartford Financial Services Group Inc	98,159	3,618,141
Voya Financial Inc	78,768	3,775,350
White Mountains Insurance Group Ltd	1,822	1,419,338
WR Berkley Corp	30,592	1,870,701

		110,377,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Industrial - 13.2%

Aerojet Rocketdyne Holdings Inc *	123,132	$4,911,735
AGCO Corp	52,538	3,901,997
BWX Technologies Inc	86,315	4,860,398
Carlisle Cos Inc	6,535	799,688
Eagle Materials Inc	83,709	7,225,761
Garmin Ltd	33,643	3,191,375
Generac Holdings Inc *	35,109	6,798,507
Hexcel Corp	88,903	2,982,696
Huntington Ingalls Industries Inc	9,794	1,378,505
Kansas City Southern	39,583	7,157,794
Keysight Technologies Inc *	36,062	3,562,204
Knight-Swift Transportation Holdings Inc	132,484	5,392,099
L3Harris Technologies Inc	21,779	3,698,945
Martin Marietta Materials Inc	20,658	4,862,067
Masco Corp	17,048	939,856
Owens Corning	114,912	7,907,095
Pentair PLC	92,686	4,242,238
Textron Inc	81,158	2,928,992
The Timken Co	70,871	3,842,626
Universal Display Corp	15,750	2,846,655
Vulcan Materials Co	39,450	5,347,053
Xylem Inc	66,516	5,595,326

		94,373,612

Technology - 15.3%

Advanced Micro Devices Inc *	50,965	4,178,620
Analog Devices Inc	20,196	2,357,681
Black Knight Inc *	28,421	2,474,048
Crowdstrike Holdings Inc ‘A’ *	100,794	13,841,032
DocuSign Inc *	21,522	4,632,395
DXC Technology Co	203,084	3,625,049
KLA Corp	21,852	4,233,606
Lam Research Corp	4,216	1,398,658
Lumentum Holdings Inc *	80,559	6,052,398
Marvell Technology Group Ltd	89,730	3,562,281
Monolithic Power Systems Inc	15,072	4,214,282
NXP Semiconductors NV (Netherlands)	11,705	1,460,901
Omnicell Inc *	8,874	662,533
ON Semiconductor Corp *	131,549	2,853,298
Paychex Inc	51,448	4,104,007
Pure Storage Inc ‘A’ *	373,007	5,740,578
ServiceNow Inc *	4,538	2,200,930
Skyworks Solutions Inc	48,583	7,068,827
Splunk Inc *	25,308	4,761,194
Take-Two Interactive Software Inc *	20,269	3,348,844
Veeva Systems Inc ‘A’ *	6,390	1,796,804
Workday Inc ‘A’ *	20,268	4,360,255
Xilinx Inc	25,452	2,653,116
Zebra Technologies Corp ‘A’ *	18,130	4,577,100
Zoom Video Communications Inc ‘A’ *	5,151	2,421,537
Zscaler Inc *	21,382	3,008,234
Zynga Inc ‘A’ *	798,009	7,277,842

		108,866,050

Utilities - 4.8%

Alliant Energy Corp	20,806	1,074,630
Atmos Energy Corp	58,517	5,593,640
CenterPoint Energy Inc	386,384	7,476,530
CMS Energy Corp	87,160	5,352,496
Evergy Inc	76,739	3,899,876
ONE Gas Inc	76,242	5,261,461

	Shares	Value
WEC Energy Group Inc	55,017	$5,331,147

		33,989,780

Total Common Stocks (Cost $596,358,302)		711,326,307

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $1,888,240; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $1,926,069)	$1,888,240	1,888,240

Total Short-Term Investment (Cost $1,888,240)		1,888,240

TOTAL INVESTMENTS - 100.0% (Cost $598,246,542)		713,214,547

OTHER ASSETS & LIABILITIES, NET - 0.0%		206,526

NET ASSETS - 100.0%		$713,421,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$711,326,307	$711,326,307	$-	$-
	Short-Term Investment	1,888,240	-	1,888,240	-

	Total	$713,214,547	$711,326,307	$1,888,240	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 1.5%

RPM International Inc	169,640	$14,052,978

Communications - 4.8%

Arista Networks Inc *	59,181	12,246,324
Palo Alto Networks Inc *	37,439	9,163,195
Twitter Inc * ‡	275,667	12,267,182
Zendesk Inc *	97,039	9,987,254

		43,663,955

Consumer, Cyclical - 16.5%

BorgWarner Inc	387,152	14,998,268
Canada Goose Holdings Inc * (Canada)	204,342	6,573,682
Chipotle Mexican Grill Inc *	26,074	32,428,495
Dollar Tree Inc *	115,515	10,551,140
Fastenal Co ‡	496,584	22,390,973
Lululemon Athletica Inc *	35,831	11,801,656
National Vision Holdings Inc *	281,019	10,746,167
Nordstrom Inc	370,040	4,410,877
Ollie’s Bargain Outlet Holdings Inc *	58,398	5,101,065
The Scotts Miracle-Gro Co	92,616	14,161,913
Ulta Beauty Inc *	70,541	15,799,773

		148,964,009

Consumer, Non-Cyclical - 31.3%

10X Genomics Inc ‘A’ *	42,471	5,295,284
ABIOMED Inc *	60,819	16,850,512
Align Technology Inc *	17,569	5,751,388
Bio-Techne Corp	36,089	8,940,328
CoStar Group Inc *	38,953	33,052,010
DexCom Inc *	60,582	24,973,718
Edwards Lifesciences Corp *	190,481	15,204,193
Envista Holdings Corp *	299,186	7,383,911
Genmab AS ADR * (Denmark)	316,078	11,571,616
Glaukos Corp *	143,918	7,126,819
Intuitive Surgical Inc * ‡	21,000	14,900,340
Laboratory Corp of America Holdings *	73,713	13,877,947
MarketAxess Holdings Inc	53,521	25,775,178
Masimo Corp *	38,290	9,038,737
Seattle Genetics Inc *	96,167	18,818,920
Square Inc ‘A’ * ‡	79,041	12,848,115
Tandem Diabetes Care Inc *	53,804	6,106,754
Teladoc Health Inc *	57,579	12,623,620
The Hershey Co	84,068	12,050,307
TransUnion	236,992	19,938,137

		282,127,834

Financial - 3.1%

First Republic Bank	134,336	14,650,684
SVB Financial Group *	55,536	13,363,072

		28,013,756

Industrial - 14.7%

Agilent Technologies Inc	118,766	11,988,240
AO Smith Corp	297,888	15,728,486
Coherent Inc *	21,786	2,416,721
IDEX Corp	83,217	15,179,613
II-VI Inc *	242,352	9,829,797
Keysight Technologies Inc *	182,168	17,994,555
Novanta Inc *	57,108	6,015,757
The Middleby Corp *	172,633	15,486,906
Trane Technologies PLC	83,736	10,152,990
Trex Co Inc *	220,840	15,812,144
Universal Display Corp	64,979	11,744,305

		132,349,514

	Shares	Value
Technology - 26.8%

Advanced Micro Devices Inc *	190,627	$15,629,508
Brooks Automation Inc	128,077	5,924,842
Cerner Corp ‡	225,322	16,288,527
Crowdstrike Holdings Inc ‘A’ *	77,792	10,682,397
DocuSign Inc *	123,853	26,658,120
Electronic Arts Inc * ‡	200,431	26,138,207
Guidewire Software Inc *	148,905	15,526,324
Marvell Technology Group Ltd	236,340	9,382,698
Maxim Integrated Products Inc	196,865	13,310,043
Microchip Technology Inc	156,610	16,093,244
Monolithic Power Systems Inc	80,544	22,520,908
Paycom Software Inc *	20,810	6,478,153
Teradyne Inc	255,217	20,279,543
Twilio Inc ‘A’ *	95,125	23,504,436
Tyler Technologies Inc *	39,322	13,706,076

		242,123,026

Total Common Stocks (Cost $600,305,523)		891,295,072

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $7,715,918; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $7,870,298)	$7,715,918	7,715,918

Total Short-Term Investment (Cost $7,715,918)		7,715,918

TOTAL INVESTMENTS - 99.6% (Cost $608,021,441)		899,010,990

DERIVATIVES - (0.0%)		(48,787)

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,292,428

NET ASSETS - 100.0%		$902,254,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Coherent Inc	$110.00	10/02/20	OCC	102	$1,122,000	$13,460	($20,947)
Call - Twilio Inc	270.00	10/02/20	OCC	480	12,960,000	693,356	(27,840)

Total Written Options						$706,816	($48,787)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$891,295,072	$891,295,072	$-	$-
	Short-Term Investment	7,715,918	-	7,715,918	-

	Total Assets	899,010,990	891,295,072	7,715,918	-

Liabilities	Derivatives:
	Equity Contracts
	Written options	(48,787)	-	(48,787)	-

	Total Liabilities	(48,787)	-	(48,787)	-

	Total	$898,962,203	$891,295,072	$7,667,131	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 4.3%

DuPont de Nemours Inc	90,990	$5,048,125
FMC Corp	101,224	10,720,634
Ingevity Corp *	53,926	2,666,101
PPG Industries Inc	32,906	4,017,164
Steel Dynamics Inc	171,411	4,907,497
The Mosaic Co	265,091	4,843,213

		32,202,734

Communications - 2.6%

Altice USA Inc ‘A’ *	212,283	5,519,358
eBay Inc	44,114	2,298,339
Expedia Group Inc	49,498	4,538,472
TD Ameritrade Holding Corp	129,857	5,083,902
Yelp Inc *	93,493	1,878,274

		19,318,345

Consumer, Cyclical - 14.6%

AutoZone Inc *	7,907	9,311,599
Best Buy Co Inc	49,931	5,556,821
Cummins Inc	25,161	5,312,997
Darden Restaurants Inc	33,280	3,352,627
Dollar Tree Inc *	28,284	2,583,461
Foot Locker Inc	107,101	3,537,546
Gentex Corp	151,164	3,892,473
Harley-Davidson Inc	213,567	5,240,934
HD Supply Holdings Inc *	152,902	6,305,678
International Game Technology PLC	153,588	1,709,434
Las Vegas Sands Corp	82,281	3,839,231
Lear Corp	33,678	3,672,586
Live Nation Entertainment Inc *	67,227	3,622,191
LKQ Corp *	112,337	3,115,105
Marriott International Inc ‘A’	39,168	3,626,173
Mohawk Industries Inc *	61,113	5,964,018
Norwegian Cruise Line Holdings Ltd *	152,282	2,605,545
PACCAR Inc	55,184	4,706,092
Ross Stores Inc	41,081	3,833,679
Southwest Airlines Co	201,773	7,566,488
Ulta Beauty Inc *	9,691	2,170,590
Whirlpool Corp	43,089	7,923,636
Wyndham Destinations Inc	86,163	2,650,374
Wyndham Hotels & Resorts Inc	88,817	4,485,259
Wynn Resorts Ltd	39,326	2,824,000

		109,408,537

Consumer, Non-Cyclical - 15.8%

AmerisourceBergen Corp	61,135	5,925,204
ASGN Inc *	61,162	3,887,457
Avantor Inc *	294,361	6,620,179
Avery Dennison Corp	24,618	3,147,165
Boston Scientific Corp *	89,127	3,405,543
Centene Corp *	105,782	6,170,264
Coca-Cola European Partners PLC (United Kingdom)	90,718	3,520,766
Corteva Inc	174,320	5,022,159
EVERTEC Inc	124,510	4,321,742
HCA Healthcare Inc	30,842	3,845,380
Humana Inc	22,409	9,274,861
ICON PLC * (Ireland)	34,219	6,538,909
IQVIA Holdings Inc *	31,790	5,011,058
Jazz Pharmaceuticals PLC *	25,374	3,618,079
Laboratory Corp of America Holdings *	36,619	6,894,259
McKesson Corp	22,435	3,341,244
Molina Healthcare Inc *	21,377	3,912,846

	Shares	Value
Nomad Foods Ltd * (United Kingdom)	233,485	$5,949,198
PPD Inc *	109,010	4,032,280
Robert Half International Inc	88,910	4,706,895
Tyson Foods Inc ‘A’	69,945	4,160,329
Universal Health Services Inc ‘B’	58,469	6,257,352
Zimmer Biomet Holdings Inc	60,046	8,174,662

		117,737,831

Energy - 3.2%

ChampionX Corp *	340,390	2,719,716
ConocoPhillips	151,559	4,977,198
Marathon Petroleum Corp	135,738	3,982,553
Parsley Energy Inc ‘A’	390,674	3,656,709
Schlumberger NV	311,431	4,845,866
Valero Energy Corp	84,963	3,680,597

		23,862,639

Financial - 24.2%

Aflac Inc	103,841	3,774,620
Alleghany Corp	13,711	7,135,890
American Homes 4 Rent ‘A’ REIT	196,722	5,602,643
American International Group Inc	137,655	3,789,642
Ameriprise Financial Inc	81,967	12,631,934
Aon PLC ‘A’	37,524	7,741,201
Boston Properties Inc REIT	58,478	4,695,784
Cousins Properties Inc REIT	155,525	4,446,460
Discover Financial Services	113,414	6,553,061
Duke Realty Corp REIT	190,285	7,021,517
East West Bancorp Inc	120,997	3,961,442
Equity Residential REIT	98,459	5,053,901
Essent Group Ltd	74,681	2,763,944
Essex Property Trust Inc REIT	14,599	2,931,333
Everest Re Group Ltd	29,115	5,751,377
Fifth Third Bancorp	520,701	11,101,345
Globe Life Inc	58,700	4,690,130
Healthpeak Properties Inc REIT	157,074	4,264,559
Huntington Bancshares Inc	1,213,636	11,129,042
Invitation Homes Inc REIT	86,364	2,417,328
KeyCorp	662,363	7,901,991
Kilroy Realty Corp REIT	77,398	4,021,600
Lamar Advertising Co ‘A’ REIT	44,095	2,917,766
Regency Centers Corp REIT	133,508	5,075,974
Reinsurance Group of America Inc	89,137	8,484,951
RenaissanceRe Holdings Ltd (Bermuda)	16,846	2,859,440
SLM Corp	299,729	2,424,808
State Street Corp	50,082	2,971,365
The Allstate Corp	65,632	6,178,597
The Travelers Cos Inc	27,091	2,930,975
Truist Financial Corp	228,125	8,680,156
Welltower Inc REIT	120,514	6,639,116
Willis Towers Watson PLC	12,866	2,686,678

		181,230,570

Industrial - 18.9%

Altra Industrial Motion Corp	55,168	2,039,561
AMETEK Inc	121,849	12,111,791
BWX Technologies Inc	49,342	2,778,448
Curtiss-Wright Corp	38,598	3,599,649
Dover Corp	102,580	11,113,517
Eagle Materials Inc	41,983	3,623,973
Eaton Corp PLC	98,239	10,023,325
EnerSys	35,256	2,366,383
Expeditors International of Washington Inc	40,219	3,640,624
Flex Ltd *	301,312	3,356,616
Hexcel Corp	74,852	2,511,285
Howmet Aerospace Inc	272,436	4,555,130
Hubbell Inc	24,194	3,310,707
Huntington Ingalls Industries Inc	20,688	2,911,836
Ingersoll Rand Inc *	84,591	3,011,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
ITT Inc	100,823	$5,953,598
Kansas City Southern	37,718	6,820,546
L3Harris Technologies Inc	48,603	8,254,733
Masco Corp	110,170	6,073,672
MasTec Inc *	75,346	3,179,601
Oshkosh Corp	62,981	4,629,103
Owens Corning	96,445	6,636,380
Parker-Hannifin Corp	34,131	6,906,067
TE Connectivity Ltd	114,704	11,211,169
Textron Inc	181,185	6,538,967
Trane Technologies PLC	32,177	3,901,461

		141,059,582

Technology - 9.6%

Activision Blizzard Inc	23,063	1,866,950
Amdocs Ltd	49,403	2,836,226
Change Healthcare Inc *	301,924	4,380,917
Electronic Arts Inc *	16,371	2,134,942
KLA Corp	23,798	4,610,624
Lam Research Corp	9,893	3,282,003
Leidos Holdings Inc	70,044	6,244,423
NXP Semiconductors NV (Netherlands)	65,255	8,144,477
ON Semiconductor Corp *	232,417	5,041,125
Qorvo Inc *	83,535	10,776,850
Rackspace Technology Inc *	165,650	3,195,388
Science Applications International Corp	74,423	5,836,252
SS&C Technologies Holdings Inc	59,643	3,609,594
Western Digital Corp	161,065	5,886,926
Xerox Holdings Corp	199,814	3,750,509

		71,597,206

Utilities - 5.8%

Ameren Corp	60,285	4,767,338
CenterPoint Energy Inc	365,008	7,062,905
DTE Energy Co	27,756	3,193,050
Edison International	143,733	7,307,386
Entergy Corp	92,478	9,111,857
Evergy Inc	59,793	3,038,680
FirstEnergy Corp	133,169	3,823,282
Vistra Corp	270,834	5,107,929

		43,412,427

Total Common Stocks (Cost $726,801,319)		739,829,871

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $6,073,868; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $6,195,403)	$6,073,868	$6,073,868

Total Short-Term Investment (Cost $6,073,868)		6,073,868

TOTAL INVESTMENTS - 99.8% (Cost $732,875,187)		745,903,739

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,489,661

NET ASSETS - 100.0%		$747,393,400

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$739,829,871	$739,829,871	$-	$-
	Short-Term Investment	6,073,868	-	6,073,868	-

	Total	$745,903,739	$739,829,871	$6,073,868	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Whiting Petroleum Corp Exercise @ $73.44 Exp 09/01/24 *	470	$1,152
Whiting Petroleum Corp Exercise @ $83.45 Exp 09/01/25 *	235	552

		1,704

Total Warrants (Cost $0)		1,704

COMMON STOCKS - 97.8%

Basic Materials - 4.8%

AdvanSix Inc *	2,345	30,204
AgroFresh Solutions Inc *	2,488	6,046
Alcoa Corp *	16,122	187,499
Allegheny Technologies Inc *	11,060	96,443
American Vanguard Corp	2,070	27,200
Amyris Inc *	8,220	24,002
Arconic Corp *	8,572	163,297
Balchem Corp	233	22,748
Cabot Corp	30,728	1,107,130
Caledonia Mining Corp PLC (South Africa)	636	10,806
Carpenter Technology Corp	4,148	75,328
Century Aluminum Co *	4,389	31,250
Clearwater Paper Corp *	1,389	52,699
Cleveland-Cliffs Inc	34,072	218,742
Coeur Mining Inc *	20,843	153,821
Commercial Metals Co	10,284	205,474
Domtar Corp	4,739	124,494
Energy Fuels Inc *	10,840	18,211
Ferro Corp *	1,875	23,250
GCP Applied Technologies Inc *	922	19,316
Glatfelter Corp *	72,360	996,397
Gold Resource Corp	5,671	19,338
Hawkins Inc	401	18,486
HB Fuller Co	1,544	70,684
Hecla Mining Co	44,942	228,305
Innospec Inc	406	25,708
Intrepid Potash Inc *	704	5,942
Kaiser Aluminum Corp	1,368	73,311
Koppers Holdings Inc *	685	14,323
Kraton Corp *	2,691	47,954
Kronos Worldwide Inc	1,975	25,398
Livent Corp *	12,640	113,381
Minerals Technologies Inc	30,799	1,573,829
Neenah Inc	1,472	55,156
Novagold Resources Inc * (Canada)	1,392	16,551
OceanaGold Corp * (Australia)	89,885	138,383
Oil-Dri Corp of America	456	16,311
Orion Engineered Carbons SA (Germany)	2,372	29,674
PQ Group Holdings Inc *	2,713	27,835
Rayonier Advanced Materials Inc *	5,199	16,637
Reliance Steel & Aluminum Co	7,537	769,075
Rogers Corp *	1,324	129,831
Schnitzer Steel Industries Inc ‘A’	2,227	42,825
Schweitzer-Mauduit International Inc	2,676	81,324
Sensient Technologies Corp	2,159	124,661
Stepan Co	1,708	186,172
Tronox Holdings PLC ‘A’ *	5,028	39,570
United States Lime & Minerals Inc	162	14,596
United States Steel Corp	18,854	138,388
Uranium Energy Corp *	10,076	10,044
Verso Corp ‘A’	2,694	21,256

		7,669,305

	Shares	Value
Communications - 1.5%

ADTRAN Inc	4,215	$43,225
Alaska Communications Systems Group Inc	4,341	8,682
AMC Networks Inc ‘A’ *	2,026	50,062
ATN International Inc	923	46,279
Boston Omaha Corp ‘A’ *	1,137	18,192
CalAmp Corp *	1,134	8,153
CarParts.com Inc *	231	2,497
Cars.com Inc *	5,857	47,325
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	4,245	17,787
Cincinnati Bell Inc *	2,880	43,200
comScore Inc *	4,820	9,833
Consolidated Communications Holdings Inc *	5,696	32,410
DHI Group Inc *	4,362	9,858
DZS Inc *	1,145	10,729
Entercom Communications Corp ‘A’	9,402	15,137
Entravision Communications Corp ‘A’	5,870	8,922
ePlus Inc *	188	13,762
Fluent Inc *	3,528	8,749
Gannett Co Inc	12,006	15,608
Gogo Inc *	171	1,580
Gray Television Inc *	5,213	71,783
Groupon Inc *	2,011	41,024
Harmonic Inc *	8,252	46,046
HealthStream Inc *	2,283	45,820
Hemisphere Media Group Inc *	1,397	12,140
Houghton Mifflin Harcourt Co *	8,995	15,561
IDT Corp ‘B’ *	529	3,481
iHeartMedia Inc ‘A’ *	5,149	41,810
Infinera Corp *	6,806	41,925
InterDigital Inc	1,814	103,507
Iridium Communications Inc *	3,564	91,167
KVH Industries Inc *	1,326	11,947
Lands’ End Inc *	1,000	13,030
Liberty Latin America Ltd ‘A’ * (Chile)	3,847	31,738
Liberty Latin America Ltd ‘C’ * (Chile)	13,517	110,028
Liquidity Services Inc *	2,516	18,769
LiveXLive Media Inc *	3,395	8,810
Loral Space & Communications Inc	829	15,171
Magnite Inc *	3,830	26,599
Maxar Technologies Inc	5,265	131,309
Meredith Corp	1,713	22,475
MSG Networks Inc ‘A’ *	3,383	32,375
National CineMedia Inc	5,389	14,631
NeoPhotonics Corp *	1,351	8,228
NETGEAR Inc *	2,574	79,331
ORBCOMM Inc *	5,408	18,387
Overstock.com Inc *	661	48,022
PCTEL Inc *	1,601	9,062
Plantronics Inc	1,894	22,425
Powerfleet Inc *	2,448	13,782
Preformed Line Products Co	274	13,349
QuinStreet Inc *	2,773	43,924
Quotient Technology Inc *	3,219	23,756
Ribbon Communications Inc *	6,064	23,468
Saga Communications Inc ‘A’	339	6,739
Scholastic Corp	2,440	51,216
Sinclair Broadcast Group Inc ‘A’	3,829	73,632
Spok Holdings Inc	1,607	15,283
Stitch Fix Inc ‘A’ *	720	19,534
TEGNA Inc	18,926	222,380
The EW Scripps Co ‘A’	4,943	56,548
Tribune Publishing Co	1,309	15,263
TrueCar Inc *	9,135	45,675
Value Line Inc	15	371
VirnetX Holding Corp	2,597	13,686
Vonage Holdings Corp *	8,801	90,034
WideOpenWest Inc *	2,117	10,987
Yelp Inc *	4,986	100,169

		2,388,387

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Consumer, Cyclical - 17.9%

A-Mark Precious Metals Inc	421	$14,196
Abercrombie & Fitch Co ‘A’	5,351	74,539
Acushnet Holdings Corp	2,260	75,959
Adient PLC *	7,560	131,015
Allegiant Travel Co	993	118,961
AMC Entertainment Holdings Inc ‘A’	4,372	20,592
America’s Car-Mart Inc *	137	11,629
American Axle & Manufacturing Holdings Inc *	9,540	55,046
American Eagle Outfitters Inc	13,040	193,122
Asbury Automotive Group Inc *	1,007	98,132
Aspen Aerogels Inc *	1,713	18,757
At Home Group Inc *	4,622	68,683
Avient Corp	77,915	2,061,631
Beacon Roofing Supply Inc *	4,702	146,091
Beazer Homes USA Inc *	2,493	32,908
Bed Bath & Beyond Inc	11,039	165,364
Big Lots Inc	3,098	138,171
Biglari Holdings Inc ‘A’ *	9	4,390
Biglari Holdings Inc ‘B’ *	75	6,676
BJ’s Restaurants Inc	1,901	55,965
BJ’s Wholesale Club Holdings Inc *	8,632	358,660
Blue Bird Corp *	902	10,968
Bluegreen Vacations Corp	639	3,131
Bluegreen Vacations Holding Corp *	1,155	15,465
BMC Stock Holdings Inc *	5,800	248,414
Boot Barn Holdings Inc *	41,343	1,163,392
Boyd Gaming Corp	6,975	214,063
Brinker International Inc	1,291	55,152
BRP Inc	4,841	255,765
Brunswick Corp	19,538	1,150,984
Caesars Entertainment Inc *	4,947	277,329
Caleres Inc	3,141	30,028
Callaway Golf Co	29,669	567,865
Cannae Holdings Inc *	7,429	276,805
Carrols Restaurant Group Inc *	2,868	18,499
Carter’s Inc	23,672	2,049,522
Casper Sleep Inc *	1,718	12,352
Century Casinos Inc *	2,438	13,360
Century Communities Inc *	2,509	106,206
Chico’s FAS Inc	10,578	10,287
Chuy’s Holdings Inc *	1,681	32,914
Cinemark Holdings Inc	9,143	91,430
Citi Trends Inc	823	20,559
Clarus Corp	1,971	27,831
CompX International Inc	170	2,542
Conn’s Inc *	1,555	16,452
Cooper Tire & Rubber Co	4,349	137,863
Cooper-Standard Holdings Inc *	1,390	18,362
Core-Mark Holding Co Inc	237	6,856
Cracker Barrel Old Country Store Inc	1,167	133,808
Daktronics Inc	3,103	12,288
Dalata Hotel Group PLC (Ireland)	70,923	205,636
Dana Inc	12,468	153,606
Dave & Buster’s Entertainment Inc	2,387	36,187
Del Taco Restaurants Inc *	2,638	21,632
Denny’s Corp *	35,130	351,300
Designer Brands Inc ‘A’	5,374	29,181
Dillard’s Inc ‘A’	623	22,752
Dine Brands Global Inc	1,244	67,910
Douglas Dynamics Inc	130	4,446
Duluth Holdings Inc ‘B’ *	973	11,890
El Pollo Loco Holdings Inc *	1,493	24,187
Eros STX Global Corp * (India)	12,944	28,606
Escalade Inc	939	17,174
Ethan Allen Interiors Inc	2,049	27,743
Everi Holdings Inc *	4,567	37,678
Express Inc *	6,284	3,833

	Shares	Value
Fiesta Restaurant Group Inc *	1,620	$15,179
Forestar Group Inc *	1,504	26,621
Fossil Group Inc *	4,002	22,971
Foundation Building Materials Inc *	1,467	23,061
Funko Inc ‘A’ *	2,299	13,311
G-III Apparel Group Ltd *	3,713	48,677
Gaia Inc *	1,052	10,341
GameStop Corp ‘A’ *	4,953	50,521
GAN Ltd * (United Kingdom)	135	2,282
Genesco Inc *	1,251	26,947
GMS Inc *	3,539	85,290
Golden Entertainment Inc *	956	13,221
Green Brick Partners Inc *	2,020	32,522
Group 1 Automotive Inc	8,355	738,498
Guess? Inc	3,657	42,494
H&E Equipment Services Inc	2,689	52,866
Hamilton Beach Brands Holding Co ‘A’	396	7,702
Haverty Furniture Cos Inc	1,495	31,305
Hawaiian Holdings Inc	3,917	50,490
Herman Miller Inc	5,088	153,454
Hibbett Sports Inc *	1,420	55,692
HNI Corp	3,679	115,447
Hooker Furniture Corp	969	25,029
Hudson Ltd ‘A’ *	3,315	25,194
IMAX Corp *	4,343	51,942
Interface Inc	4,152	25,410
International Game Technology PLC	8,677	96,575
Jack in the Box Inc	23,257	1,844,513
Johnson Outdoors Inc ‘A’	239	19,572
KAR Auction Services Inc	11,159	160,690
KB Home	6,496	249,381
Kimball International Inc ‘B’	3,121	32,895
Knoll Inc	4,231	51,026
Kontoor Brands Inc *	4,459	107,908
Kura Sushi USA Inc ‘A’ *	298	3,904
La-Z-Boy Inc	3,797	120,099
Lakeland Industries Inc *	688	13,622
LCI Industries	210	22,321
Liberty Media Corp-Liberty Braves ‘A’ *	297	6,201
Liberty Media Corp-Liberty Braves ‘C’ *	1,223	25,695
Liberty TripAdvisor Holdings Inc ‘A’ *	6,737	11,655
Lifetime Brands Inc	1,166	11,019
Lithia Motors Inc ‘A’	981	223,609
Lumber Liquidators Holdings Inc *	2,136	47,099
M/I Homes Inc *	16,405	755,450
Macy’s Inc	26,936	153,535
MarineMax Inc *	1,806	46,360
Marriott Vacations Worldwide Corp	3,047	276,698
MDC Holdings Inc	4,363	205,497
Meritage Homes Corp *	3,032	334,702
Meritor Inc *	13,251	277,476
Mesa Air Group Inc *	2,758	8,136
Methode Electronics Inc	2,633	75,040
Miller Industries Inc	961	29,378
Modine Manufacturing Co *	4,222	26,388
Monarch Casino & Resort Inc *	320	14,272
Motorcar Parts of America Inc *	1,423	22,142
Movado Group Inc	1,287	12,793
National Vision Holdings Inc *	1,201	45,926
Nautilus Inc *	2,560	43,930
Navistar International Corp *	4,303	187,353
Noodles & Co *	1,447	9,941
OneSpaWorld Holdings Ltd (Bahamas)	4,078	26,507
Oxford Industries Inc	1,405	56,706
Papa John’s International Inc	422	34,722
PC Connection Inc	865	35,517
Penn National Gaming Inc *	6,527	474,513
PriceSmart Inc	1,844	122,534
RCI Hospitality Holdings Inc	775	15,810
Red Robin Gourmet Burgers Inc *	1,329	17,490
Red Rock Resorts Inc ‘A’	1,394	23,837
Regis Corp *	1,932	11,862

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Resideo Technologies Inc *	10,675	$117,425
REV Group Inc	3,860	30,455
Rite Aid Corp *	4,624	43,882
Rocky Brands Inc	608	15,097
Rush Enterprises Inc ‘A’	2,322	117,354
Rush Enterprises Inc ‘B’	437	19,359
Sally Beauty Holdings Inc *	9,717	84,441
ScanSource Inc *	2,216	43,943
Scientific Games Corp ‘A’ *	1,378	48,106
SeaWorld Entertainment Inc *	2,412	47,565
Shoe Carnival Inc	813	27,301
Signet Jewelers Ltd (NYSE)	4,512	84,374
SkyWest Inc	4,242	126,666
Sleep Number Corp *	1,427	69,795
Sonic Automotive Inc ‘A’	2,090	83,934
Spirit Airlines Inc *	7,714	124,195
Standard Motor Products Inc	1,550	69,207
Steelcase Inc ‘A’	7,532	76,149
Steven Madden Ltd	3,937	76,771
Superior Group of Cos Inc	724	16,819
Systemax Inc	310	7,421
Target Hospitality Corp *	2,635	3,215
Taylor Morrison Home Corp *	9,821	241,498
Telenav Inc *	1,741	6,268
Tenneco Inc ‘A’ *	4,434	30,772
The Buckle Inc	2,489	50,751
The Cato Corp ‘A’	1,863	14,569
The Cheesecake Factory Inc	3,686	102,250
The Children’s Place Inc	330	9,356
The Container Store Group Inc *	1,856	11,526
The Goodyear Tire & Rubber Co	19,942	152,955
The Marcus Corp	1,920	14,842
The Michaels Cos Inc *	6,375	61,551
The ODP Corp	4,569	88,867
Thor Industries Inc	9,900	943,074
Tilly’s Inc ‘A’	1,911	11,523
Titan Machinery Inc *	1,740	23,020
TRI Pointe Group Inc *	11,192	203,023
Triton International Ltd (Bermuda)	4,312	175,369
Tupperware Brands Corp	4,195	84,571
Unifi Inc *	1,272	16,332
UniFirst Corp	1,229	232,736
Universal Electronics Inc *	158	5,963
Urban Outfitters Inc *	5,956	123,944
Vera Bradley Inc *	1,716	10,485
Veritiv Corp *	1,186	15,015
Vista Outdoor Inc *	5,002	100,940
VOXX International Corp *	1,880	14,457
VSE Corp	729	22,337
Wabash National Corp	73,362	877,410
WESCO International Inc *	4,231	186,249
Weyco Group Inc	599	9,686
Winmark Corp	196	33,747
Wolverine World Wide Inc	20,389	526,852
Workhorse Group Inc *	8,119	205,248
World Fuel Services Corp	5,376	113,917
Wyndham Hotels & Resorts Inc	43,462	2,194,831
Zumiez Inc *	1,796	49,965

		28,312,879

Consumer, Non-Cyclical - 9.9%

Aaron’s Inc	5,060	286,649
Abeona Therapeutics Inc *	3,785	3,861
ABM Industries Inc	5,784	212,041
Acacia Research Corp *	4,370	15,164
ACCO Brands Corp	8,109	47,032
Accolade Inc *	178	6,919
AcelRx Pharmaceuticals Inc *	6,375	9,053
Acutus Medical Inc *	169	5,036
ADMA Biologics Inc *	695	1,661
Adtalem Global Education Inc *	4,482	109,988

	Shares	Value
Aduro Biotech Inc *	770	$1,871
Adverum Biotechnologies Inc *	934	9,620
Aeglea BioTherapeutics Inc *	615	4,360
Agile Therapeutics Inc *	557	1,693
Akcea Therapeutics Inc *	822	14,911
Akouos Inc *	261	5,969
Albireo Pharma Inc *	366	12,213
Alico Inc	461	13,194
Allovir Inc *	313	8,608
Alphatec Holdings Inc *	546	3,625
Alta Equipment Group Inc *	1,589	12,442
ALX Oncology Holdings Inc *	170	6,416
AMAG Pharmaceuticals Inc *	2,554	24,008
American Public Education Inc *	1,287	36,281
American Renal Associates Holdings Inc *	752	5,189
AnaptysBio Inc *	1,809	26,683
AngioDynamics Inc *	3,059	36,892
ANI Pharmaceuticals Inc *	402	11,340
Anika Therapeutics Inc *	1,208	42,751
Annexon Inc *	264	7,981
Applied Genetic Technologies Corp *	2,207	10,726
Applied Molecular Transport Inc *	222	7,064
Aptinyx Inc *	2,251	7,608
Apyx Medical Corp *	2,761	13,004
Arena Pharmaceuticals Inc *	4,599	343,959
Arlo Technologies Inc *	6,800	35,768
ASGN Inc *	768	48,814
Aspira Women’s Health Inc *	342	1,055
Assembly Biosciences Inc *	1,327	21,816
Atara Biotherapeutics Inc *	1,609	20,853
Atreca Inc ‘A’ *	138	1,928
Avanos Medical Inc *	4,087	135,770
AVEO Pharmaceuticals Inc *	884	5,251
Avid Bioservices Inc *	339	2,583
Avidity Biosciences Inc *	301	8,473
Axcella Health Inc *	292	1,349
Aytu BioScience Inc *	2,024	2,409
B&G Foods Inc	721	20,022
Barrett Business Services Inc	607	31,831
BellRing Brands Inc ‘A’ *	3,486	72,300
Beyondspring Inc *	109	1,451
BG Staffing Inc	678	5,743
BioCryst Pharmaceuticals Inc *	2,951	10,137
Bridgford Foods Corp *	98	1,794
BrightView Holdings Inc *	3,486	39,740
Brookdale Senior Living Inc *	15,814	40,168
Cabaletta Bio Inc *	1,167	12,650
Cadiz Inc *	698	6,931
CAI International Inc	1,191	32,788
Cal-Maine Foods Inc *	1,780	68,299
Calyxt Inc *	280	1,537
Cardtronics PLC ‘A’ *	898	17,780
Carriage Services Inc	1,476	32,930
CASI Pharmaceuticals Inc *	607	929
Cassava Sciences Inc *	1,359	15,642
Catabasis Pharmaceuticals Inc *	495	3,064
Catalyst Biosciences Inc *	1,646	7,078
CBIZ Inc *	3,599	82,309
CEL-SCI Corp *	332	4,233
Cellular Biomedicine Group Inc *	334	6,126
Central Garden & Pet Co *	596	23,798
Central Garden & Pet Co ‘A’ *	2,330	84,206
Chimerix Inc *	4,343	10,814
Cidara Therapeutics Inc *	642	1,830
Cimpress PLC * (Ireland)	1,037	77,941
Collectors Universe Inc	55	2,722
Community Health Systems Inc *	7,256	30,620
Concert Pharmaceuticals Inc *	2,588	25,414
CorMedix Inc *	275	1,658
Cortexyme Inc *	90	4,500
Covetrus Inc *	8,503	207,473
CRA International Inc	166	6,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Craft Brew Alliance Inc *	965	$15,932
Cross Country Healthcare Inc *	2,787	18,088
CryoLife Inc *	547	10,103
Cyclerion Therapeutics Inc *	2,076	12,622
Cymabay Therapeutics Inc *	5,944	43,035
Cytokinetics Inc *	728	15,761
Darling Ingredients Inc *	13,870	499,736
Deluxe Corp	3,596	92,525
Dyadic International Inc *	330	2,498
Dynavax Technologies Corp *	1,238	5,348
Edgewell Personal Care Co *	4,698	130,980
Emerald Holding Inc	1,665	3,397
Enanta Pharmaceuticals Inc *	1,511	69,174
Endo International PLC *	10,974	36,214
Ennis Inc	2,121	36,990
Enochian Biosciences Inc *	1,363	4,880
Envista Holdings Corp *	55,568	1,371,418
Enzo Biochem Inc *	3,975	8,387
Epizyme Inc *	2,879	34,346
Evofem Biosciences Inc *	154	363
Evolus Inc *	1,237	4,837
Exicure Inc *	751	1,314
Farmer Brothers Co *	1,507	6,661
FibroGen Inc *	1,013	41,655
Five Prime Therapeutics Inc *	2,517	11,830
Five Star Senior Living Inc *	1,773	8,989
FONAR Corp *	557	11,630
Forma Therapeutics Holdings Inc *	291	14,503
Franchise Group Inc	1,658	42,047
Fresh Del Monte Produce Inc	2,730	62,572
G1 Therapeutics Inc *	1,532	17,695
Generation Bio Co *	222	6,862
Geron Corp *	24,647	42,886
Glanbia PLC (Ireland)	132,835	1,371,558
GlycoMimetics Inc *	3,186	9,781
Gossamer Bio Inc *	2,827	35,083
GP Strategies Corp *	1,007	9,707
Green Dot Corp ‘A’ *	4,013	203,098
Gritstone Oncology Inc *	2,338	6,196
Hanger Inc *	2,786	44,075
Harvard Bioscience Inc *	3,357	10,105
Heidrick & Struggles International Inc	1,641	32,246
Herc Holdings Inc *	1,946	77,081
Hertz Global Holdings Inc *	13,354	14,823
Heska Corp *	376	37,145
HF Foods Group Inc *	3,042	20,108
Hostess Brands Inc *	5,751	70,910
Huron Consulting Group Inc *	4,813	189,295
ICF International Inc	794	48,855
Ideaya Biosciences Inc *	1,096	13,766
Immunic Inc *	152	2,823
ImmunoGen Inc *	8,289	29,840
Inari Medical Inc *	132	9,111
Information Services Group Inc *	2,733	5,767
Ingles Markets Inc ‘A’	1,236	47,017
Inogen Inc *	549	15,921
Inozyme Pharma Inc *	142	3,733
Insperity Inc	1,555	101,837
Integer Holdings Corp *	22,450	1,324,774
Intra-Cellular Therapies Inc *	3,492	89,605
Invacare Corp	3,048	22,921
iTeos Therapeutics Inc *	189	4,663
IVERIC bio Inc *	6,881	38,809
J&J Snack Foods Corp	941	122,697
Jounce Therapeutics Inc *	1,389	11,334
K12 Inc *	3,429	90,320
KalVista Pharmaceuticals Inc *	1,004	12,640
Kelly Services Inc ‘A’	2,836	48,325
Keros Therapeutics Inc *	41	1,581
Kezar Life Sciences Inc *	2,929	14,176
Kforce Inc	13,563	436,322
Kindred Biosciences Inc *	612	2,625

	Shares	Value
Kiniksa Pharmaceuticals Ltd ‘A’ *	169	$2,589
Korn Ferry	4,836	140,244
Landec Corp *	2,231	21,685
Lannett Co Inc *	2,839	17,346
Laureate Education Inc ‘A’ *	9,373	124,473
LeMaitre Vascular Inc	279	9,076
Limoneira Co	1,094	15,644
LivaNova PLC *	1,255	56,739
LiveRamp Holdings Inc *	1,060	54,876
MacroGenics Inc *	2,926	73,706
Magellan Health Inc *	1,158	87,753
Magenta Therapeutics Inc *	276	1,877
Mallinckrodt PLC *	7,755	7,548
Maple Leaf Foods Inc (Canada)	26,138	532,948
Marker Therapeutics Inc *	786	1,179
MEDNAX Inc *	6,410	104,355
MEI Pharma Inc *	1,511	4,714
MeiraGTx Holdings PLC *	170	2,251
Meridian Bioscience Inc *	486	8,252
MGP Ingredients Inc	292	11,604
Milestone Scientific Inc *	657	913
Mirum Pharmaceuticals Inc *	290	5,588
Misonix Inc *	552	6,475
Momenta Pharmaceuticals Inc *	629	33,010
MoneyGram International Inc *	5,746	16,232
Monro Inc	1,458	59,151
MyoKardia Inc *	538	73,346
Myriad Genetics Inc *	6,075	79,218
NanoString Technologies Inc *	445	19,892
NantKwest Inc *	385	2,670
Natera Inc *	377	27,234
Nathan’s Famous Inc	238	12,198
National HealthCare Corp	1,092	68,043
Natural Grocers by Vitamin Cottage Inc	279	2,751
Nature’s Sunshine Products Inc *	816	9,441
Natus Medical Inc *	2,025	34,688
Nesco Holdings Inc *	1,239	5,142
NewAge Inc *	4,673	8,084
NextCure Inc *	78	686
NGM Biopharmaceuticals Inc *	130	2,068
Nkarta Inc *	293	8,808
Novavax Inc *	3,877	420,073
Nurix Therapeutics Inc *	200	6,982
Nymox Pharmaceutical Corp *	446	1,097
OPKO Health Inc *	34,128	125,932
Option Care Health Inc *	186	2,487
OraSure Technologies Inc *	2,380	28,965
Orgenesis Inc *	1,250	6,300
ORIC Pharmaceuticals Inc *	51	1,276
Orthofix Medical Inc *	1,586	49,388
Osmotica Pharmaceuticals PLC *	329	1,780
Owens & Minor Inc	5,396	135,494
Pacific Biosciences of California Inc *	1,765	17,421
Pandion Therapeutics Inc *	169	1,937
Passage Bio Inc *	481	6,306
Patterson Cos Inc	7,311	176,232
PDL BioPharma Inc *	9,266	29,188
Performance Food Group Co *	11,300	391,206
PFSweb Inc *	352	2,355
Phibro Animal Health Corp ‘A’	106	1,844
Pliant Therapeutics Inc *	183	4,145
Poseida Therapeutics Inc *	252	2,235
Precigen Inc *	1,300	4,550
Precision BioSciences Inc *	268	1,651
Prestige Consumer Healthcare Inc *	2,780	101,248
Primo Water Corp	13,466	191,217
Prothena Corp PLC * (Ireland)	2,676	26,733
Quad/Graphics Inc	2,581	7,820
Quanex Building Products Corp	2,878	53,070
Relay Therapeutics Inc *	578	24,617
Rent-A-Center Inc	475	14,198
Resources Connection Inc	2,580	29,799

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Revance Therapeutics Inc *	1,262	$31,727
Revlon Inc ‘A’ *	612	3,868
Rockwell Medical Inc *	1,089	1,165
Rubius Therapeutics Inc *	2,743	13,742
Sanderson Farms Inc	389	45,890
Savara Inc *	4,353	4,745
SeaSpine Holdings Corp *	2,194	31,374
Selecta Biosciences Inc *	3,209	7,958
Seneca Foods Corp ‘A’ *	574	20,509
ServiceSource International Inc *	7,725	11,356
Sientra Inc *	1,066	3,624
Soleno Therapeutics Inc *	871	2,186
Solid Biosciences Inc *	2,012	4,084
SP Plus Corp *	1,911	34,302
SpartanNash Co	3,138	51,306
Spectrum Pharmaceuticals Inc *	12,386	50,535
Spero Therapeutics Inc *	125	1,395
Strongbridge Biopharma PLC *	307	645
Supernus Pharmaceuticals Inc *	3,308	68,939
Surgalign Holdings Inc *	5,249	9,501
Sutro Biopharma Inc *	222	2,231
TCR2 Therapeutics Inc *	2,042	41,493
Team Inc *	2,701	14,856
Tejon Ranch Co *	1,807	25,569
Tenet Healthcare Corp *	8,138	199,462
Textainer Group Holdings Ltd * (China)	4,542	64,315
TG Therapeutics Inc *	1,392	37,250
The Andersons Inc	2,672	51,222
The Chefs’ Warehouse Inc *	2,605	37,877
The Hackett Group Inc	260	2,907
The Simply Good Foods Co *	7,341	161,869
TherapeuticsMD Inc *	3,727	5,889
Theravance Biopharma Inc *	539	7,969
Tivity Health Inc *	1,955	27,409
Tootsie Roll Industries Inc	203	6,273
Triple-S Management Corp ‘B’ *	1,802	32,202
TrueBlue Inc *	3,076	47,647
Turning Point Therapeutics Inc *	197	17,210
United Natural Foods Inc *	4,721	70,201
Universal Corp	2,107	88,241
UroGen Pharma Ltd *	588	11,343
Utah Medical Products Inc	53	4,233
Vanda Pharmaceuticals Inc *	4,634	44,764
Varex Imaging Corp *	3,374	42,917
Vaxart Inc *	593	3,943
Vaxcyte Inc *	326	16,098
VBI Vaccines Inc *	2,960	8,466
Vector Group Ltd	10,592	102,636
Vectrus Inc *	637	24,206
Venus Concept Inc *	721	1,673
Verastem Inc *	8,553	10,349
Vericel Corp *	477	8,839
Viad Corp	1,714	35,703
ViewRay Inc *	5,654	19,789
Viking Therapeutics Inc *	5,126	29,833
Village Super Market Inc ‘A’	761	18,728
Vital Farms Inc *	512	20,751
Vivint Smart Home Inc *	4,900	83,692
VYNE Therapeutics Inc *	10,621	17,631
WD-40 Co	73	13,820
Weis Markets Inc	812	38,976
Willdan Group Inc *	245	6,250
WW International Inc *	3,054	57,629
X4 Pharmaceuticals Inc *	1,461	9,891
XBiotech Inc *	1,288	24,588
Xencor Inc *	268	10,396
Xeris Pharmaceuticals Inc *	460	2,728
XOMA Corp *	90	1,696
Zentalis Pharmaceuticals Inc *	61	1,994
ZIOPHARM Oncology Inc *	5,662	14,268

		15,611,326

	Shares	Value
Diversified - 0.0%

Professional Holding Corp ‘A’ *	955	$12,807

Energy - 2.5%

Adams Resources & Energy Inc	205	4,080
Advanced Emissions Solutions Inc	1,059	4,300
Antero Resources Corp *	21,301	58,578
Archrock Inc	11,038	59,384
Berry Corp	5,695	18,053
Bonanza Creek Energy Inc *	1,632	30,682
Brigham Minerals Inc ‘A’	3,145	28,053
ChampionX Corp *	16,043	128,184
Clean Energy Fuels Corp *	10,906	27,047
CNX Resources Corp *	19,174	181,003
Comstock Resources Inc *	2,084	9,128
CONSOL Energy Inc *	2,286	10,127
Contango Oil & Gas Co *	6,673	8,942
Crescent Point Energy Corp (TSE) (Canada)	692,326	837,103
CVR Energy Inc	2,392	29,613
Delek US Holdings Inc	5,424	60,369
DMC Global Inc	642	21,147
Dril-Quip Inc *	2,967	73,463
Earthstone Energy Inc ‘A’ *	2,335	6,048
Evolution Petroleum Corp	2,072	4,641
Exterran Corp *	2,035	8,466
Falcon Minerals Corp	3,080	7,515
Frank’s International NV *	13,388	20,618
FuelCell Energy Inc *	6,524	13,961
FutureFuel Corp	2,275	25,867
Goodrich Petroleum Corp *	288	2,215
Green Plains Inc *	2,978	46,099
Gulfport Energy Corp *	14,426	7,604
Helix Energy Solutions Group Inc *	12,467	30,045
Hunting PLC (United Kingdom)	165,142	274,422
Kosmos Energy Ltd (Ghana)	35,369	34,506
Liberty Oilfield Services Inc ‘A’	5,664	45,255
Magnolia Oil & Gas Corp ‘A’ *	1,017	5,258
Matador Resources Co *	9,546	78,850
Matrix Service Co *	2,167	18,094
Maxeon Solar Technologies Ltd *	269	4,562
Montage Resources Corp *	1,784	7,832
MRC Global Inc *	6,902	29,541
Nabors Industries Ltd	578	14,126
NACCO Industries Inc ‘A’	362	6,592
National Energy Services Reunited Corp *	1,957	12,486
Natural Gas Services Group Inc *	17,788	150,309
Newpark Resources Inc *	8,101	8,506
NextDecade Corp *	1,853	5,522
NexTier Oilfield Solutions Inc *	14,011	25,920
NOW Inc *	9,381	42,590
Oceaneering International Inc *	8,692	30,596
Oil States International Inc *	5,140	14,032
Ovintiv Inc	22,570	184,171
Par Pacific Holdings Inc *	3,621	24,514
Patterson-UTI Energy Inc	15,663	44,640
PBF Energy Inc ‘A’	8,511	48,428
PDC Energy Inc *	8,509	105,469
Peabody Energy Corp	5,061	11,640
Penn Virginia Corp *	1,122	11,052
PrimeEnergy Resources Corp *	46	3,045
ProPetro Holding Corp *	7,024	28,517
Range Resources Corp	18,436	122,046
Renewable Energy Group Inc *	3,296	176,072
REX American Resources Corp *	462	30,312
RPC Inc *	4,663	12,310
Select Energy Services Inc ‘A’ *	4,955	19,027
SM Energy Co	9,636	15,321
Solaris Oilfield Infrastructure Inc ‘A’	2,625	16,642
Southwestern Energy Co *	51,600	121,260
SunCoke Energy Inc	6,833	23,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Sunnova Energy International Inc *	4,013	$122,035
SunPower Corp *	1,932	24,169
Talos Energy Inc *	1,008	6,502
Tellurian Inc *	13,703	10,919
Thermon Group Holdings Inc *	2,797	31,410
Transocean Ltd *	51,233	41,340
Trecora Resources *	2,114	12,980
US Silica Holdings Inc	6,517	19,551
W&T Offshore Inc *	8,662	15,592
Warrior Met Coal Inc	4,383	74,862
Whiting Petroleum Corp *	120	2,076

		3,930,605

Financial - 33.7%

1st Constitution Bancorp	758	9,020
1st Source Corp	1,394	42,991
Acadia Realty Trust REIT	7,253	76,157
ACNB Corp	689	14,331
Agree Realty Corp REIT	4,586	291,853
Alerus Financial Corp	1,316	25,794
Alexander & Baldwin Inc REIT *	6,302	70,645
Alexander’s Inc REIT	12	2,943
Allegiance Bancshares Inc	1,641	38,350
Alpine Income Property Trust Inc REIT	631	9,812
Altabancorp	1,252	25,190
Altisource Portfolio Solutions SA *	430	5,448
Amalgamated Bank ‘A’	1,065	11,268
Ambac Financial Group Inc *	3,780	48,271
Amerant Bancorp Inc *	1,863	17,345
American Assets Trust Inc REIT	4,322	104,117
American Equity Investment Life Holding Co	7,772	170,906
American Finance Trust Inc REIT	9,582	60,079
American National Bankshares Inc	958	20,041
American Realty Investors Inc *	229	2,077
Ameris Bancorp	5,692	129,664
AMERISAFE Inc	1,660	95,218
Ames National Corp	770	13,005
Anworth Mortgage Asset Corp REIT	8,428	13,822
Apollo Commercial Real Estate Finance Inc REIT	12,799	115,319
Arbor Realty Trust Inc REIT	9,103	104,411
Ares Commercial Real Estate Corp REIT	2,591	23,682
Argo Group International Holdings Ltd	2,776	95,578
Arlington Asset Investment Corp ‘A’ REIT	2,579	7,324
Armada Hoffler Properties Inc REIT	4,995	46,254
ARMOUR Residential REIT Inc	5,577	53,037
Arrow Financial Corp	1,125	28,220
Artisan Partners Asset Management Inc ‘A’	2,773	108,119
Assetmark Financial Holdings Inc *	834	18,131
Associated Capital Group Inc ‘A’	144	5,203
Atlantic Capital Bancshares Inc *	1,884	21,383
Atlantic Union Bankshares Corp	43,097	920,983
Auburn National BanCorp Inc	207	7,506
Axos Financial Inc *	4,520	105,361
B. Riley Financial Inc	1,635	40,973
Banc of California Inc	3,877	39,235
BancFirst Corp	1,599	65,303
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,696	32,756
BancorpSouth Bank	8,537	165,447
Bank First Corp	34	1,996
Bank of Commerce Holdings	1,371	9,556
Bank of Marin Bancorp	1,122	32,493
Bank7 Corp	155	1,457
BankFinancial Corp	1,256	9,068
BankUnited Inc	7,926	173,659
Bankwell Financial Group Inc	515	7,287
Banner Corp	2,919	94,167
Bar Harbor Bankshares	1,270	26,099
Baycom Corp *	799	8,230
BCB Bancorp Inc	1,248	9,984

	Shares	Value
Berkshire Hills Bancorp Inc	3,953	$39,965
BGC Partners Inc ‘A’	26,289	63,094
Blackstone Mortgage Trust Inc ‘A’ REIT	11,948	262,498
Blucora Inc *	4,214	39,696
Bluerock Residential Growth REIT Inc	1,425	10,802
Bogota Financial Corp *	599	4,564
Boston Private Financial Holdings Inc	6,969	38,469
Bridge Bancorp Inc	1,373	23,931
Bridgewater Bancshares Inc *	1,596	15,146
Broadmark Realty Capital Inc REIT	11,189	110,324
Brookline Bancorp Inc	6,855	59,261
BRT Apartments Corp REIT	819	9,648
Bryn Mawr Bank Corp	49,635	1,234,422
Business First Bancshares Inc	1,648	24,720
Byline Bancorp Inc	2,083	23,496
C&F Financial Corp	307	9,118
Cadence BanCorp	10,647	91,458
Calamos Asset Management Inc Escrow Receipt * Ω ±	4,509	-
California Bancorp Inc *	625	7,081
Cambridge Bancorp	446	23,709
Camden National Corp	1,238	37,419
Capital Bancorp Inc *	663	6,272
Capital City Bank Group Inc	1,209	22,717
Capitol Federal Financial Inc	11,390	105,528
Capstar Financial Holdings Inc	1,503	14,744
Capstead Mortgage Corp REIT	8,150	45,803
CareTrust REIT Inc	7,090	126,167
Carter Bank & Trust	2,069	13,759
CatchMark Timber Trust Inc ‘A’ REIT	3,576	31,934
Cathay General Bancorp	6,497	140,855
CB Financial Services Inc	421	8,033
CBTX Inc	1,517	24,788
Central Pacific Financial Corp	2,344	31,808
Central Valley Community Bancorp	956	11,807
Century Bancorp Inc ‘A’	209	13,740
Chatham Lodging Trust REIT	4,059	30,930
Chemung Financial Corp	345	9,960
Cherry Hill Mortgage Investment Corp REIT	1,351	12,132
Chimera Investment Corp REIT	16,594	136,071
ChoiceOne Financial Services Inc	597	15,534
CIT Group Inc	8,554	151,491
Citizens & Northern Corp	1,214	19,715
Citizens Holding Co	392	8,789
Citizens Inc *	4,432	24,553
City Holding Co	1,366	78,695
City Office REIT Inc	3,691	27,756
Civista Bancshares Inc	1,377	17,240
Clipper Realty Inc REIT	292	1,767
CNB Financial Corp	1,220	18,141
CNO Financial Group Inc	131,581	2,110,559
Coastal Financial Corp *	732	8,967
Codorus Valley Bancorp Inc	747	9,786
Colony Bankcorp Inc	620	6,665
Colony Capital Inc REIT	41,424	113,088
Colony Credit Real Estate Inc REIT	7,315	35,917
Columbia Banking System Inc	69,403	1,655,262
Columbia Financial Inc *	2,924	32,456
Columbia Property Trust Inc REIT	9,834	107,289
Community Bank System Inc	4,560	248,338
Community Bankers Trust Corp	1,902	9,662
Community Trust Bancorp Inc	1,323	37,388
ConnectOne Bancorp Inc	3,235	45,516
CoreCivic Inc REIT	10,230	81,840
CorEnergy Infrastructure Trust Inc REIT	1,085	6,336
CorePoint Lodging Inc REIT	3,236	17,636
County Bancorp Inc	411	7,727
Cowen Inc ‘A’	1,440	23,429
Crawford & Co ‘A’	1,339	8,757
CrossFirst Bankshares Inc *	4,267	37,080
CTO Realty Growth Inc	405	17,861
Cushman & Wakefield PLC *	6,139	64,521

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Customers Bancorp Inc *	2,270	$25,424
CVB Financial Corp	11,150	185,424
Diamond Hill Investment Group Inc	263	33,222
DiamondRock Hospitality Co REIT	17,437	88,406
Dime Community Bancshares Inc	2,524	28,546
Diversified Healthcare Trust REIT	20,648	72,681
Donegal Group Inc ‘A’	935	13,155
Dynex Capital Inc REIT	1,938	29,477
Eagle Bancorp Inc	2,771	74,235
Eagle Bancorp Montana Inc	468	8,246
EastGroup Properties Inc REIT	169	21,857
Ellington Financial Inc REIT	3,568	43,744
Ellington Residential Mortgage REIT	805	8,936
Employers Holdings Inc	2,490	75,323
Encore Capital Group Inc *	2,692	103,884
Enova International Inc *	2,535	41,549
Enstar Group Ltd *	1,038	167,637
Enterprise Bancorp Inc	797	16,753
Enterprise Financial Services Corp	2,087	56,912
Equity Bancshares Inc ‘A’ *	1,302	20,181
Esquire Financial Holdings Inc *	410	6,150
ESSA Bancorp Inc	811	10,000
Essent Group Ltd	9,539	353,038
Essential Properties Realty Trust Inc REIT	7,910	144,911
Evans Bancorp Inc	404	8,989
EZCORP Inc ‘A’ *	3,942	19,828
Farmers & Merchants Bancorp Inc	908	18,169
Farmers National Banc Corp	2,239	24,450
Farmland Partners Inc REIT	2,218	14,772
Fathom Holdings Inc *	269	4,234
FB Financial Corp	2,659	66,794
FBL Financial Group Inc ‘A’	846	40,777
Federal Agricultural Mortgage Corp ‘C’	610	38,833
Federated Hermes Inc	5,864	126,135
FedNat Holding Co	1,005	6,352
Fidelity D&D Bancorp Inc	353	17,195
Financial Institutions Inc	1,316	20,266
First BanCorp	18,566	96,915
First Bancorp Inc	924	19,478
First Bancorp NC	2,407	50,379
First Bank	1,238	7,676
First Busey Corp	4,399	69,900
First Business Financial Services Inc	703	10,046
First Capital Inc	281	15,750
First Choice Bancorp	842	11,190
First Commonwealth Financial Corp	8,204	63,499
First Community Bankshares Inc	1,480	26,714
First Community Corp	581	7,919
First Financial Bancorp	8,350	100,242
First Financial Corp	1,163	36,518
First Foundation Inc	2,628	34,348
First Guaranty Bancshares Inc	326	3,948
First Horizon National Corp	194,177	1,831,089
First Internet Bancorp	870	12,815
First Interstate BancSystem Inc ‘A’	3,630	115,615
First Merchants Corp	4,644	107,555
First Mid Bancshares Inc	1,284	32,036
First Midwest Bancorp Inc	9,815	105,806
First Northwest Bancorp	708	7,009
First Savings Financial Group Inc	160	8,694
First United Corp	590	6,909
First Western Financial Inc *	506	6,553
Flagstar Bancorp Inc	3,680	109,038
Flushing Financial Corp	2,451	25,785
FNCB Bancorp Inc	1,435	7,634
Franklin Financial Services Corp	375	8,018
Franklin Street Properties Corp REIT	9,112	33,350
Front Yard Residential Corp REIT	4,319	37,748
FRP Holdings Inc *	585	24,377
FS Bancorp Inc	258	10,578
Fulton Financial Corp	13,799	128,745
FVCBankcorp Inc *	984	9,840

	Shares	Value
GAMCO Investors Inc ‘A’	94	$1,088
Genworth Financial Inc ‘A’ *	43,211	144,757
German American Bancorp Inc	19,618	532,433
Getty Realty Corp REIT	2,953	76,808
Glacier Bancorp Inc	20,767	665,582
Gladstone Commercial Corp REIT	2,346	39,530
Gladstone Land Corp REIT	832	12,497
Global Medical REIT Inc	3,595	48,533
Global Net Lease Inc REIT	7,775	123,622
Goosehead Insurance Inc ‘A’	958	82,953
Granite Point Mortgage Trust Inc REIT	4,696	33,295
Great Ajax Corp REIT	1,931	16,008
Great Southern Bancorp Inc	946	34,264
Great Western Bancorp Inc	4,822	60,034
Greene County Bancorp Inc	219	4,750
Greenlight Capital Re Ltd ‘A’ *	2,534	17,054
Griffin Industrial Realty Inc	65	3,474
Guaranty Bancshares Inc	552	13,739
Hancock Whitney Corp	7,390	139,006
Hanmi Financial Corp	2,435	19,991
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	5,933	250,788
Harborone Bancorp Inc *	4,363	35,209
Hawthorn Bancshares Inc	499	9,451
HBT Financial Inc	953	10,693
HCI Group Inc	393	19,371
Healthcare Realty Trust Inc REIT	25,859	778,873
Heartland Financial USA Inc	2,948	88,425
Heritage Commerce Corp	5,067	33,721
Heritage Financial Corp	3,092	56,862
Heritage Insurance Holdings Inc	2,067	20,918
Hersha Hospitality Trust REIT	2,832	15,689
Highwoods Properties Inc REIT	26,648	894,573
Hilltop Holdings Inc	6,209	127,781
Hingham Institution for Savings	120	22,080
Home Bancorp Inc	688	16,615
Home BancShares Inc	13,174	199,718
HomeStreet Inc	1,896	48,841
HomeTrust Bancshares Inc	1,423	19,324
Hope Bancorp Inc	10,350	78,505
Horace Mann Educators Corp	65,852	2,199,457
Horizon Bancorp Inc	3,735	37,686
Houlihan Lokey Inc	22,364	1,320,594
Howard Bancorp Inc *	1,040	9,339
Independence Holding Co	388	14,631
Independence Realty Trust Inc REIT	8,100	93,879
Independent Bank Corp	2,622	137,340
Independent Bank Corp MI	1,870	23,506
Independent Bank Group Inc	3,168	139,962
Industrial Logistics Properties Trust REIT	5,576	121,947
Innovative Industrial Properties Inc REIT	1,073	133,170
International Bancshares Corp	4,594	119,720
Invesco Mortgage Capital Inc REIT	15,712	42,580
Investar Holding Corp	943	12,089
Investors Bancorp Inc	14,274	103,629
Investors Real Estate Trust REIT	1,105	72,013
Investors Title Co	98	12,746
iStar Inc REIT	6,289	74,273
James River Group Holdings Ltd	320	14,250
Jernigan Capital Inc REIT	1,938	33,217
Kearny Financial Corp	4,913	35,423
Kennedy-Wilson Holdings Inc	10,563	153,375
Kite Realty Group Trust REIT	7,224	83,654
KKR Real Estate Finance Trust Inc REIT	2,403	39,722
Ladder Capital Corp REIT	8,991	64,016
Lakeland Bancorp Inc	4,154	41,332
Lakeland Financial Corp	36,965	1,522,958
Landmark Bancorp Inc	286	6,106
LCNB Corp	1,098	14,988
Legacy Housing Corp *	517	7,073
LendingClub Corp *	5,839	27,502
Level One Bancorp Inc	424	6,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Lexington Realty Trust REIT	23,551	$246,108
Limestone Bancorp Inc *	439	4,618
Live Oak Bancshares Inc	2,406	60,944
LTC Properties Inc REIT	2,107	73,450
Luther Burbank Corp	1,402	11,707
Macatawa Bank Corp	2,480	16,194
Mack-Cali Realty Corp REIT	7,514	94,827
Mackinac Financial Corp	762	7,353
MainStreet Bancshares Inc *	565	6,916
Marcus & Millichap Inc *	1,817	50,004
Marlin Business Services Corp	565	3,983
Maui Land & Pineapple Co Inc *	333	3,603
MBIA Inc *	4,556	27,609
McGrath RentCorp	24,556	1,463,292
Mercantile Bank Corp	1,335	24,057
Merchants Bancorp	753	14,842
Meridian Bancorp Inc	4,152	42,973
Meridian Corp	330	5,323
Meta Financial Group Inc	2,911	55,949
Metrocity Bankshares Inc	1,465	19,294
Metropolitan Bank Holding Corp *	579	16,212
MFA Financial Inc REIT	38,817	104,030
Mid Penn Bancorp Inc	608	10,524
Middlefield Banc Corp	535	10,326
Midland States Bancorp Inc	1,917	24,633
MidWestOne Financial Group Inc	1,179	21,069
MMA Capital Holdings Inc *	355	7,991
Monmouth Real Estate Investment Corp REIT	952	13,185
Mr Cooper Group Inc *	6,654	148,517
MVB Financial Corp	871	13,910
National Bank Holdings Corp ‘A’	1,876	49,245
National Bankshares Inc	575	14,565
National General Holdings Corp	3,073	103,714
National Health Investors Inc REIT	2,502	150,796
National Western Life Group Inc ‘A’	224	40,940
Navient Corp	16,452	139,019
NBT Bancorp Inc	3,667	98,349
Nelnet Inc ‘A’	1,488	89,652
NETSTREIT Corp	917	16,744
New Senior Investment Group Inc REIT	7,113	28,452
New York Mortgage Trust Inc REIT	32,619	83,178
Newmark Group Inc ‘A’	12,229	52,829
NexPoint Residential Trust Inc REIT	1,591	70,561
NI Holdings Inc *	711	12,009
Nicolet Bankshares Inc *	778	42,487
NMI Holdings Inc ‘A’ *	6,699	119,242
Northeast Bank *	632	11,629
Northfield Bancorp Inc	4,119	37,565
Northrim BanCorp Inc	521	13,280
Northwest Bancshares Inc	10,180	93,656
Norwood Financial Corp	515	12,525
Oak Valley Bancorp	542	6,211
OceanFirst Financial Corp	5,117	70,052
Oconee Federal Financial Corp	91	1,984
Office Properties Income Trust REIT	4,080	84,538
OFG Bancorp	4,317	53,790
Ohio Valley Banc Corp	347	7,169
Old National Bancorp	14,229	178,716
Old Republic International Corp	152,813	2,252,464
Old Second Bancorp Inc	2,434	18,243
One Liberty Properties Inc REIT	1,397	22,855
OP Bancorp	1,067	6,103
Oportun Financial Corp *	1,753	20,668
Oppenheimer Holdings Inc ‘A’	752	16,785
Orchid Island Capital Inc REIT	5,808	29,098
Origin Bancorp Inc	1,850	39,516
Orrstown Financial Services Inc	896	11,469
Pacific Premier Bancorp Inc	6,916	139,288
Park National Corp	1,245	102,040
Parke Bancorp Inc	1,022	12,203
Partners Bancorp	678	3,817
PCB Bancorp	971	8,535

	Shares	Value
PCSB Financial Corp	1,241	$14,979
PDL Community Bancorp *	631	5,565
Peapack Gladstone Financial Corp	1,519	23,013
Pebblebrook Hotel Trust REIT	11,246	140,912
Penns Woods Bancorp Inc	615	12,208
PennyMac Financial Services Inc	3,217	186,972
PennyMac Mortgage Investment Trust REIT	8,483	136,322
Peoples Bancorp Inc	33,802	645,280
Peoples Bancorp of North Carolina Inc	430	6,635
Peoples Financial Services Corp	618	21,482
Physicians Realty Trust REIT	17,995	322,290
Piedmont Office Realty Trust Inc ‘A’ REIT	10,901	147,927
Pioneer Bancorp Inc *	964	8,560
Piper Sandler Cos	1,520	110,960
Plumas Bancorp	426	8,384
PotlatchDeltic Corp REIT	5,662	238,370
PRA Group Inc *	3,891	155,445
Preferred Apartment Communities Inc ‘A’ REIT	3,957	21,368
Preferred Bank	1,211	38,897
Premier Financial Bancorp Inc	1,184	12,787
Premier Financial Corp	3,267	50,884
ProAssurance Corp	4,649	72,710
ProSight Global Inc *	847	9,605
Protective Insurance Corp ‘B’	799	10,491
Provident Bancorp Inc	798	6,216
Provident Financial Holdings Inc	545	6,486
Provident Financial Services Inc	6,182	75,420
Prudential Bancorp Inc	719	7,578
QCR Holdings Inc	1,293	35,441
QTS Realty Trust Inc ‘A’ REIT	275	17,331
Radian Group Inc	16,514	241,270
Rafael Holdings Inc ‘B’ *	829	12,850
RBB Bancorp	1,356	15,377
RE/MAX Holdings Inc ‘A’	1,571	51,419
Ready Capital Corp REIT	3,590	40,208
Realogy Holdings Corp	9,997	94,372
Red River Bancshares Inc	429	18,447
Redwood Trust Inc REIT	9,886	74,343
Regional Management Corp *	767	12,778
Reliant Bancorp Inc	1,175	17,038
Renasant Corp	4,701	106,807
Republic Bancorp Inc ‘A’	883	24,865
Republic First Bancorp Inc *	3,912	7,746
Retail Opportunity Investments Corp REIT	9,967	103,806
Retail Properties of America Inc ‘A’ REIT	18,404	106,927
Retail Value Inc REIT	1,385	17,409
Richmond Mutual Bancorporation Inc	1,032	10,919
Riverview Bancorp Inc	2,123	8,810
RLI Corp	423	35,418
RLJ Lodging Trust REIT	14,159	122,617
RPT Realty REIT	6,804	37,014
Ryman Hospitality Properties Inc REIT	583	21,454
S&T Bancorp Inc	3,318	58,695
Sabra Health Care REIT Inc	17,789	245,221
Safeguard Scientifics Inc	1,576	8,636
Safehold Inc REIT	661	41,048
Safety Insurance Group Inc	1,250	86,362
Salisbury Bancorp Inc	226	7,144
Sandy Spring Bancorp Inc	4,035	93,128
Saul Centers Inc REIT	103	2,738
SB Financial Group Inc	610	8,229
Sculptor Capital Management Inc	1,571	18,444
Seacoast Banking Corp of Florida *	4,488	80,919
Security National Financial Corp ‘A’ *	698	4,467
Select Bancorp Inc *	1,359	9,771
Selective Insurance Group Inc	25,680	1,322,263
Selectquote Inc *	1,985	40,196
Seritage Growth Properties REIT *	2,976	40,027
Service Properties Trust REIT	14,154	112,524
ServisFirst Bancshares Inc	1,086	36,957
Shore Bancshares Inc	1,010	11,090
Sierra Bancorp	1,288	21,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Silvercrest Asset Management Group Inc ‘A’	445	$4,655
Silvergate Capital Corp ‘A’ *	1,378	19,843
Simmons First National Corp ‘A’	9,413	149,243
SITE Centers Corp REIT	13,212	95,126
SmartFinancial Inc	1,187	16,131
South Plains Financial Inc	932	11,566
South State Corp	35,667	1,717,366
Southern First Bancshares Inc *	589	14,224
Southern Missouri Bancorp Inc	662	15,610
Southern National Bancorp of Virginia Inc	1,840	15,971
Southside Bancshares Inc	2,727	66,621
Spirit of Texas Bancshares Inc *	1,042	11,629
STAG Industrial Inc REIT	11,884	362,343
Standard AVB Financial Corp	302	9,860
State Auto Financial Corp	1,467	20,186
Sterling Bancorp Inc	1,689	5,084
Stewart Information Services Corp	2,273	99,398
Stifel Financial Corp	5,772	291,832
Stock Yards Bancorp Inc	1,468	49,971
StoneX Group Inc *	1,326	67,838
Stratus Properties Inc *	528	11,384
Summit Financial Group Inc	1,000	14,810
Summit Hotel Properties Inc REIT	8,802	45,594
Sunstone Hotel Investors Inc REIT	79,929	634,636
Tanger Factory Outlet Centers Inc REIT	7,705	46,461
Terreno Realty Corp REIT	3,304	180,927
Territorial Bancorp Inc	651	13,170
Texas Capital Bancshares Inc *	4,361	135,758
The Bancorp Inc *	4,507	38,940
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,421	98,500
The Bank of Princeton	459	8,340
The Community Financial Corp	458	9,778
The First Bancshares Inc	1,752	36,739
The First of Long Island Corp	66,636	986,879
The GEO Group Inc REIT	10,150	115,101
The Hanover Insurance Group Inc	24,163	2,251,508
The Macerich Co REIT	12,924	87,754
The RMR Group Inc ‘A’	105	2,884
The St Joe Co *	1,431	29,522
Third Point Reinsurance Ltd * (Bermuda)	7,043	48,949
Timberland Bancorp Inc	645	11,610
Tiptree Inc	2,276	11,266
Tompkins Financial Corp	1,256	71,353
Towne Bank	5,742	94,169
TPG RE Finance Trust Inc REIT	5,243	44,356
Transcontinental Realty Investors Inc REIT *	142	3,540
Trean Insurance Group Inc *	851	12,978
TriCo Bancshares	7,124	174,467
TriState Capital Holdings Inc *	2,352	31,140
Triumph Bancorp Inc *	1,959	61,003
TrustCo Bank Corp NY	75,083	391,933
Trustmark Corp	5,434	116,342
Two Harbors Investment Corp REIT	23,535	119,793
UMB Financial Corp	3,768	184,670
UMH Properties Inc REIT	763	10,331
United Bankshares Inc	10,689	229,493
United Community Banks Inc	6,752	114,311
United Fire Group Inc	1,809	36,759
United Insurance Holdings Corp	1,785	10,817
United Security Bancshares	1,265	7,729
Unity Bancorp Inc	525	6,080
Universal Health Realty Income Trust REIT	140	7,979
Universal Insurance Holdings Inc	1,836	25,410
Univest Financial Corp	2,544	36,557
Urban Edge Properties REIT	9,982	97,025
Urstadt Biddle Properties Inc ‘A’ REIT	2,555	23,506
Valley National Bancorp	34,465	236,085
Vericity Inc	147	1,499
Veritex Holdings Inc	4,090	69,653
Virtus Investment Partners Inc	571	79,169
Waddell & Reed Financial Inc ‘A’	5,633	83,650

	Shares	Value
Walker & Dunlop Inc	2,211	$117,183
Washington Federal Inc	6,520	136,007
Washington Real Estate Investment Trust REIT	7,110	143,124
Washington Trust Bancorp Inc	23,278	713,703
Waterstone Financial Inc	1,938	30,020
Watford Holdings Ltd * (Bermuda)	1,471	33,745
WesBanco Inc	5,644	120,556
West Bancorporation Inc	1,186	18,786
Westamerica Bancorporation	1,954	106,200
Western Asset Mortgage Capital Corp REIT	5,316	10,845
Western New England Bancorp Inc	2,054	11,564
Westwood Holdings Group Inc	732	8,154
Whitestone REIT	3,520	21,120
WisdomTree Investments Inc	11,943	38,218
World Acceptance Corp *	395	41,692
WSFS Financial Corp	4,309	116,214
Xenia Hotels & Resorts Inc REIT	9,744	85,552

		53,328,853

Industrial - 20.9%

AAR Corp	2,951	55,479
Advanced Disposal Services Inc *	476	14,389
Advanced Energy Industries Inc *	9,677	609,070
Aegion Corp *	2,606	36,823
Alamo Group Inc	165	17,825
Albany International Corp ‘A’	472	23,369
Allied Motion Technologies Inc	66	2,724
Altra Industrial Motion Corp	5,573	206,034
American Outdoor Brands Inc *	1,192	15,532
American Superconductor Corp *	2,041	29,554
American Woodmark Corp *	1,455	114,276
API Group Corp * ~	12,101	172,197
Apogee Enterprises Inc	1,838	39,278
Applied Industrial Technologies Inc	1,986	109,429
Applied Optoelectronics Inc *	1,848	20,790
ArcBest Corp	2,146	66,655
Arcosa Inc	4,184	184,473
Ardmore Shipping Corp (Ireland)	2,356	8,387
Argan Inc	4,474	187,505
Astec Industries Inc	24,284	1,317,407
Astronics Corp *	2,167	16,729
Atlas Air Worldwide Holdings Inc *	2,070	126,063
AZZ Inc	2,242	76,497
Barnes Group Inc	4,046	144,604
Bel Fuse Inc ‘B’	813	8,683
Belden Inc	3,790	117,945
Benchmark Electronics Inc	14,544	293,062
Bloom Energy Corp ‘A’ *	481	8,644
Boise Cascade Co	2,811	112,215
Brady Corp ‘A’	1,024	40,980
Bristow Group Inc *	539	11,454
Builders FirstSource Inc *	940	30,663
Cactus Inc ‘A’	2,200	42,218
Caesarstone Ltd	1,820	17,836
Casella Waste Systems Inc ‘A’ *	526	29,377
CECO Environmental Corp *	2,611	19,034
Chart Industries Inc *	3,111	218,610
CIRCOR International Inc *	1,680	45,948
Coherent Inc *	524	58,127
Columbus McKinnon Corp	20,434	676,365
Comfort Systems USA Inc	2,174	111,983
Comtech Telecommunications Corp	2,096	29,344
Concrete Pumping Holdings Inc *	2,047	7,308
Construction Partners Inc ‘A’ *	1,235	22,477
Cornerstone Building Brands Inc *	2,091	16,686
Costamare Inc (Monaco)	4,262	25,870
Covanta Holding Corp	6,353	49,236
Covenant Logistics Group Inc ‘A’ *	1,068	18,679
DHT Holdings Inc	9,521	49,128
Diamond S Shipping Inc *	2,376	16,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Digimarc Corp *	146	$3,260
Dorian LPG Ltd *	2,876	23,037
Ducommun Inc *	932	30,681
DXP Enterprises Inc *	1,420	22,905
Dycom Industries Inc *	751	39,668
Eagle Bulk Shipping Inc *	516	8,447
Eagle Materials Inc	15,756	1,360,058
Eastman Kodak Co *	1,382	12,189
Echo Global Logistics Inc *	2,301	59,297
EMCOR Group Inc	4,286	290,205
Encore Wire Corp	7,240	336,081
Enerpac Tool Group Corp	2,966	55,790
EnerSys	3,318	222,704
EnPro Industries Inc	1,748	98,605
ESCO Technologies Inc	174	14,017
FARO Technologies Inc *	1,139	69,456
Federal Signal Corp	403	11,788
Fitbit Inc ‘A’ *	6,725	46,806
Fluidigm Corp *	5,551	41,244
Fluor Corp	12,149	107,033
Forward Air Corp	935	53,650
Franklin Electric Co Inc	265	15,590
Frontline Ltd (Norway)	10,049	65,319
GATX Corp	3,005	191,569
Genco Shipping & Trading Ltd	1,566	10,805
Gencor Industries Inc *	635	7,004
General Finance Corp *	886	5,608
Gibraltar Industries Inc *	19,707	1,283,714
Golar LNG Ltd (Bermuda) *	7,798	47,217
GoPro Inc ‘A’ *	1,494	6,768
Graham Corp	918	11,723
Granite Construction Inc	3,616	63,678
Great Lakes Dredge & Dock Corp *	5,544	52,723
Greif Inc ‘A’	2,236	80,966
Greif Inc ‘B’	531	20,964
Griffon Corp	3,695	72,200
Harsco Corp *	6,819	94,852
Haynes International Inc	1,101	18,816
Heartland Express Inc	15,812	294,103
Helios Technologies Inc	1,497	54,491
Heritage-Crystal Clean Inc *	1,235	16,487
Hillenbrand Inc	51,846	1,470,353
Hub Group Inc ‘A’ *	2,818	141,450
Hurco Cos Inc	559	15,876
Hyster-Yale Materials Handling Inc	868	32,246
IES Holdings Inc *	439	13,947
II-VI Inc *	14,635	593,596
Insteel Industries Inc	36,214	677,202
International Seaways Inc	2,043	29,848
Intevac Inc *	1,601	8,822
IntriCon Corp *	778	9,476
JELD-WEN Holding Inc *	5,844	132,074
John Bean Technologies Corp	4,600	422,694
Kaman Corp	2,134	83,162
KBR Inc	10,758	240,549
Kennametal Inc	7,174	207,616
Kimball Electronics Inc *	1,978	22,866
Knowles Corp *	7,550	112,495
Lawson Products Inc *	149	6,113
LB Foster Co ‘A’ *	792	10,629
Louisiana-Pacific Corp	267	7,879
LSI Industries Inc	2,334	15,755
Luxfer Holdings PLC (United Kingdom)	2,289	28,727
Lydall Inc *	1,454	24,049
Marten Transport Ltd	2,683	43,787
Masonite International Corp *	8,620	848,208
MasTec Inc *	4,557	192,305
Materion Corp	1,239	64,465
Matson Inc	3,684	147,692
Matthews International Corp ‘A’	2,631	58,829
Mayville Engineering Co Inc *	644	5,918
Mistras Group Inc *	1,838	7,187

	Shares	Value
Montrose Environmental Group Inc *	580	$13,816
Moog Inc ‘A’	2,571	163,336
Mueller Industries Inc	35,326	955,922
Mueller Water Products Inc ‘A’	153,613	1,596,039
Myers Industries Inc	1,952	25,825
MYR Group Inc *	482	17,921
National Presto Industries Inc	409	33,481
NL Industries Inc	761	3,234
NN Inc	3,488	17,998
Nordic American Tankers Ltd	12,416	43,332
Northwest Pipe Co *	833	22,041
NV5 Global Inc *	74	3,905
NVE Corp	58	2,847
O-I Glass Inc	2,993	31,696
Olympic Steel Inc	717	8,145
Oshkosh Corp	21,653	1,591,495
Overseas Shipholding Group Inc ‘A’ *	5,587	11,956
PAM Transportation Services Inc *	140	5,264
Pangaea Logistics Solutions Ltd	1,014	2,626
Park Aerospace Corp	1,759	19,208
Park-Ohio Holdings Corp	663	10,654
Patrick Industries Inc	124	7,132
PGT Innovations Inc *	3,051	53,454
Plexus Corp *	9,630	680,167
Powell Industries Inc	755	18,218
Primoris Services Corp	1,837	33,139
Radiant Logistics Inc *	3,200	16,448
Ranpak Holdings Corp *	2,513	23,924
Raven Industries Inc	2,798	60,213
Regal Beloit Corp	12,366	1,160,796
Rexnord Corp	83,996	2,506,441
Ryerson Holding Corp *	1,540	8,824
Safe Bulkers Inc * (Greece)	4,890	5,037
Sanmina Corp *	5,790	156,619
Scorpio Bulkers Inc	759	10,747
Scorpio Tankers Inc (Monaco)	4,371	48,387
SEACOR Holdings Inc *	1,677	48,767
SFL Corp Ltd (Norway)	8,384	62,796
SMART Global Holdings Inc *	63	1,722
Smith & Wesson Brands Inc	4,770	74,030
SPX Corp *	970	44,989
SPX FLOW Inc *	39,930	1,709,803
Standex International Corp	1,074	63,581
Sterling Construction Co Inc *	1,999	28,306
Stoneridge Inc *	2,240	41,149
Sturm Ruger & Co Inc	185	11,315
Summit Materials Inc ‘A’ *	9,867	163,200
Terex Corp	5,794	112,172
The Eastern Co	454	8,862
The Gorman-Rupp Co	1,322	38,946
The Greenbrier Cos Inc	41,239	1,212,427
The Manitowoc Co Inc *	2,935	24,683
The Timken Co	12,519	678,780
Tidewater Inc *	3,375	22,646
TimkenSteel Corp *	4,083	14,495
Tredegar Corp	2,234	33,220
TriMas Corp *	3,728	84,998
Trinseo SA	2,306	59,126
Triumph Group Inc	4,416	28,748
TTM Technologies Inc *	8,598	98,103
Turtle Beach Corp *	1,110	20,202
Tutor Perini Corp *	3,587	39,923
UFP Industries Inc	22,009	1,243,729
UFP Technologies Inc *	513	21,248
Ultralife Corp *	702	4,142
Universal Logistics Holdings Inc	254	5,298
US Concrete Inc *	1,385	40,220
US Ecology Inc	2,725	89,026
US Xpress Enterprises Inc ‘A’ *	1,928	15,925
Vishay Intertechnology Inc	11,432	177,996
Vishay Precision Group Inc *	1,052	26,637
Watts Water Technologies Inc ‘A’	1,316	131,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Welbilt Inc *	7,908	$48,713
Werner Enterprises Inc	615	25,824
Willis Lease Finance Corp *	270	4,982
WillScot Mobile Mini Holdings Corp *	23,377	389,928
Worthington Industries Inc	3,132	127,723

		33,121,081

Technology - 3.1%

3D Systems Corp *	10,189	50,028
ACI Worldwide Inc *	17,525	457,928
Allscripts Healthcare Solutions Inc *	13,197	107,424
Alpha & Omega Semiconductor Ltd *	1,821	23,345
Ambarella Inc *	1,992	103,943
Amkor Technology Inc *	7,164	80,237
Asure Software Inc *	890	6,720
Axcelis Technologies Inc *	227	4,994
AXT Inc *	3,521	21,549
Cerence Inc *	3,168	154,820
Cloudera Inc *	9,138	99,513
Cohu Inc	3,381	58,086
Computer Programs & Systems Inc	1,140	31,475
Conduent Inc *	14,127	44,924
CTS Corp	2,749	60,560
Cubic Corp	2,410	140,190
Daily Journal Corp *	19	4,598
Diebold Nixdorf Inc *	3,511	26,824
Digi International Inc *	2,410	37,668
Diodes Inc *	3,014	170,140
Donnelley Financial Solutions Inc *	2,560	34,202
DSP Group Inc *	186	2,452
Ebix Inc	1,002	20,641
eGain Corp *	1,157	16,395
Evolent Health Inc ‘A’ *	5,496	68,205
GSI Technology Inc *	1,383	7,800
GTY Technology Holding Inc *	4,153	11,005
IBEX Ltd *	253	3,891
Immersion Corp *	348	2,453
Insight Enterprises Inc *	2,159	122,156
ManTech International Corp ‘A’	1,349	92,919
MaxLinear Inc *	2,387	55,474
MicroStrategy Inc ‘A’ *	256	38,543
MKS Instruments Inc	2,921	319,061
MTS Systems Corp	1,629	31,130
NetScout Systems Inc *	51,725	1,129,157
NextGen Healthcare Inc *	4,838	61,636
Onto Innovation Inc *	3,017	89,846
Park City Group Inc *	859	4,235
Parsons Corp *	531	17,810
PDF Solutions Inc *	166	3,106
Perspecta Inc	2,072	40,300
Photronics Inc *	5,426	54,043
Pitney Bowes Inc	9,199	48,847
Pixelworks Inc *	473	970
PlayAGS Inc *	1,945	6,885
Quantum Corp *	2,252	10,359
Rackspace Technology Inc *	487	9,394
Rambus Inc *	9,708	132,903
Rosetta Stone Inc *	1,752	52,525
SeaChange International Inc *	2,083	1,813
SecureWorks Corp ‘A’ *	780	8,884
StarTek Inc *	1,633	8,573
Super Micro Computer Inc *	2,792	73,709
SWK Holdings Corp *	277	3,878
Sykes Enterprises Inc *	3,139	107,385
Synaptics Inc *	1,864	149,903
Synchronoss Technologies Inc *	3,616	10,884
The ExOne Co *	277	3,385
Unisys Corp *	4,887	52,144
Veeco Instruments Inc *	4,265	49,773
Verint Systems Inc *	3,030	145,985
Xperi Holding Corp	8,698	99,940

		4,889,565

	Shares	Value
Utilities - 3.5%

ALLETE Inc	4,508	$233,244
Arch Resources Inc	1,326	56,328
Artesian Resources Corp ‘A’	627	21,613
Atlantic Power Corp *	6,455	12,652
Avista Corp	5,817	198,476
Black Hills Corp	19,209	1,027,489
Brookfield Infrastructure Corp ‘A’ (Canada)	1,406	77,878
Brookfield Renewable Corp ‘A’	5,382	315,385
California Water Service Group	322	13,991
Chesapeake Utilities Corp	77	6,491
Clearway Energy Inc ‘A’	2,519	62,219
Clearway Energy Inc ‘C’	5,452	146,986
Consolidated Water Co Ltd (Cayman)	1,212	12,617
IDACORP Inc	11,484	917,572
MGE Energy Inc	2,295	143,805
New Jersey Resources Corp	8,248	222,861
Northwest Natural Holding Co	2,343	106,349
NorthWestern Corp	4,395	213,773
ONE Gas Inc	4,013	276,937
Otter Tail Corp	2,352	85,072
PICO Holdings Inc *	1,422	12,741
PNM Resources Inc	6,841	282,738
Portland General Electric Co	7,788	276,474
RGC Resources Inc	283	6,636
SJW Group	1,094	66,581
South Jersey Industries Inc	3,596	69,295
Southwest Gas Holdings Inc *	4,458	281,300
Spire Inc	8,159	434,059
Unitil Corp	1,266	48,918

		5,630,480

Total Common Stocks (Cost $177,007,700)		154,895,288

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Industrial - 0.3%

Mueller Industries Inc 6.000% due 03/01/27	$482,000	483,716

Total Corporate Bonds & Notes (Cost $482,000)		483,716

SHORT-TERM INVESTMENTS - 1.9%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $885,622; collateralized by U.S. Treasury Notes: 1.125% - 2.500% due 01/31/25 - 02/28/25 and value $903,389)	885,622	885,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issue - 1.3%

Federal Home Loan Bank 0.000% due 10/01/20	$2,020,000	$2,020,000

Total Short-Term Investments (Cost $2,905,622)		2,905,622

TOTAL INVESTMENTS - 100.0% (Cost $180,395,322)		158,286,330

DERIVATIVES - 0.0%		4,896

OTHER ASSETS & LIABILITIES, NET - 0.0%		59,990

NET ASSETS - 100.0%		$158,351,216

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/20	101	$754,826	$759,722	$4,896

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$1,704	$1,704	$-	$-
	Common Stocks
	Basic Materials	7,669,305	7,669,305	-	-
	Communications	2,388,387	2,388,387	-	-
	Consumer, Cyclical	28,312,879	28,107,243	205,636	-
	Consumer, Non-Cyclical	15,611,326	14,239,768	1,371,558	-
	Diversified	12,807	12,807	-	-
	Energy	3,930,605	3,656,183	274,422	-
	Financial	53,328,853	53,328,853	-	-
	Industrial	33,121,081	33,121,081	-	-
	Technology	4,889,565	4,889,565	-	-
	Utilities	5,630,480	5,630,480	-	-

	Total Common Stocks	154,895,288	153,043,672	1,851,616	-

	Corporate Bonds & Notes	483,716	-	483,716	-
	Short-Term Investments	2,905,622	-	2,905,622	-
	Derivatives:
	Equity Contracts
	Futures	4,896	4,896	-	-

	Total	$158,291,226	$153,050,272	$5,240,954	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO (Formerly named Developing Growth Portfolio)

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.3%

Axalta Coating Systems Ltd *	122,548	$2,716,889
Ferro Corp *	164,430	2,038,932
Ingevity Corp *	54,132	2,676,286
RPM International Inc	15,243	1,262,730

		8,694,837

Communications - 5.9%

MakeMyTrip Ltd * (India)	83,107	1,276,524
Open Lending Corp ‘A’ *	104,567	2,666,458
Proofpoint Inc *	26,036	2,748,100
Q2 Holdings Inc *	47,259	4,312,856
Stamps.com Inc *	9,515	2,292,639
Zendesk Inc *	20,038	2,062,311

		15,358,888

Consumer, Cyclical - 7.1%

DraftKings Inc ‘A’ *	18,136	1,067,122
Malibu Boats Inc ‘A’ *	44,888	2,224,649
Manchester United PLC ‘A’ (United Kingdom)	193,537	2,814,028
Ollie’s Bargain Outlet Holdings Inc *	24,067	2,102,253
Penn National Gaming Inc *	22,653	1,646,873
Planet Fitness Inc ‘A’ *	21,032	1,295,992
Skechers U.S.A. Inc ‘A’ *	107,655	3,253,334
Thule Group AB ~ (Sweden)	45,600	1,504,777
Visteon Corp *	20,223	1,399,836
Vroom Inc *	19,805	1,025,503

		18,334,367

Consumer, Non-Cyclical - 31.9%

10X Genomics Inc ‘A’ *	7,172	894,205
Accolade Inc *	28,541	1,109,389
Acutus Medical Inc *	37,669	1,122,536
Adaptive Biotechnologies Corp *	51,050	2,482,561
Allovir Inc *	49,355	1,357,262
American Well Corp ‘A’ *	82,687	2,450,843
Amicus Therapeutics Inc *	149,472	2,110,545
Annexon Inc *	69,433	2,098,960
Avalara Inc *	14,902	1,897,621
Berkeley Lights Inc *	11,719	894,863
Bio-Techne Corp	6,207	1,537,660
Bioxcel Therapeutics Inc *	23,363	1,013,020
Bluebird Bio Inc *	27,022	1,457,837
Boyd Group Services Inc (Canada)	12,515	1,933,055
Bridgebio Pharma Inc *	33,431	1,254,331
Bright Horizons Family Solutions Inc *	8,683	1,320,163
Charles River Laboratories International Inc *	13,929	3,154,222
Collegium Pharmaceutical Inc *	45,931	956,283
Evo Payments Inc ‘A’ *	73,821	1,834,452
Grocery Outlet Holding Corp *	94,883	3,730,800
Guardant Health Inc *	19,865	2,220,510
GW Pharmaceuticals PLC ADR * (United Kingdom)	19,262	1,875,156
Harmony Biosciences Holdings Inc *	26,290	891,231
HealthEquity Inc *	15,940	818,838
ICON PLC * (Ireland)	11,802	2,255,244
Inspire Medical Systems Inc *	8,297	1,070,728
iRhythm Technologies Inc *	8,862	2,110,131
Laird Superfood Inc *	15,470	709,609
Merit Medical Systems Inc *	51,155	2,225,242
MorphoSys AG ADR * (Germany)	44,121	1,384,958
Neurocrine Biosciences Inc *	9,093	874,383
Nevro Corp *	11,018	1,534,807
Nuvei Corp * (Canada)	92,138	3,890,066

	Shares	Value
Optinose Inc *	143,950	$561,405
Orchard Therapeutics PLC ADR * (United Kingdom)	40,625	166,969
OrthoPediatrics Corp *	44,598	2,047,940
Paylocity Holding Corp *	13,035	2,104,110
PRA Health Sciences Inc *	54,165	5,494,498
Prelude Therapeutics Inc *	41,000	1,235,330
Quidel Corp *	7,538	1,653,686
Ritchie Bros Auctioneers Inc (Canada)	31,181	1,847,474
Silk Road Medical Inc *	27,223	1,829,658
SpringWorks Therapeutics Inc *	39,052	1,861,609
STERIS PLC	7,415	1,306,449
Tricida Inc *	29,712	269,191
TriNet Group Inc *	44,041	2,612,512
Turning Point Therapeutics Inc *	9,681	845,732
Twist Bioscience Corp *	29,083	2,209,435

		82,517,509

Diversified - 0.6%

CF Finance Acquisition Corp ‘A’ * Ω ±	164,974	1,598,239

Financial - 12.6%

Bank OZK	39,814	848,835
Big Yellow Group PLC REIT (United Kingdom)	158,349	2,122,552
CoreSite Realty Corp REIT	33,030	3,926,606
Focus Financial Partners Inc ‘A’ *	70,150	2,300,219
GoHealth Inc ‘A’ *	128,934	1,679,365
Hamilton Lane Inc ‘A’	27,357	1,766,989
Industrial Logistics Properties Trust REIT	114,565	2,505,537
Prosperity Bancshares Inc	33,227	1,722,156
QTS Realty Trust Inc ‘A’ REIT	86,308	5,439,130
Selectquote Inc *	71,549	1,448,867
STAG Industrial Inc REIT	129,391	3,945,132
StepStone Group Inc ‘A’ *	31,574	840,184
TMX Group Ltd (Canada)	24,815	2,552,038
WisdomTree Investments Inc	420,572	1,345,830

		32,443,440

Industrial - 14.8%

Advanced Energy Industries Inc *	42,326	2,663,998
CryoPort Inc *	46,052	2,182,865
Generac Holdings Inc *	19,251	3,727,764
Gerresheimer AG (Germany)	34,367	3,846,022
GFL Environmental Inc (Canada)	123,129	2,617,723
Knight-Swift Transportation Holdings Inc	50,040	2,036,628
Kratos Defense & Security Solutions Inc *	190,769	3,678,026
Littelfuse Inc	10,859	1,925,735
PerkinElmer Inc	10,931	1,371,950
Schneider National Inc ‘B’	111,835	2,765,680
Sensata Technologies Holding PLC *	52,780	2,276,929
StealthGas Inc * (Greece)	129,917	385,854
Summit Materials Inc ‘A’ *	216,809	3,586,021
The AZEK Co Inc *	85,703	2,983,321
Trex Co Inc *	29,950	2,144,420

		38,192,936

Technology - 21.9%

8x8 Inc *	193,636	3,011,040
Asana Inc ‘A’ *	42,663	1,228,694
Box Inc ‘A’ *	217,172	3,770,106
CACI International Inc ‘A’ *	21,774	4,641,346
Clarivate PLC * (United Kingdom)	64,564	2,000,838
Corsair Gaming Inc *	123,462	2,481,586
Everbridge Inc *	28,769	3,617,126
ExlService Holdings Inc *	44,826	2,957,171
Five9 Inc *	17,459	2,264,083
Health Catalyst Inc *	54,863	2,007,986
JFrog Ltd * (Israel)	5,531	468,199
Monolithic Power Systems Inc	4,762	1,331,503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Outset Medical Inc *	19,812	$990,600
PagerDuty Inc *	164,287	4,453,821
Ping Identity Holding Corp *	126,875	3,959,769
Rapid7 Inc *	93,313	5,714,488
RealPage Inc *	41,684	2,402,666
Schrodinger Inc *	11,165	530,449
Silicon Laboratories Inc *	18,649	1,824,805
Vertex Inc ‘A’ *	111,827	2,572,021
WNS Holdings Ltd ADR * (India)	68,441	4,377,486

		56,605,783

Total Common Stocks (Cost $215,332,575)		253,745,999

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

U.S. Government Agency Issue - 2.5%

Federal Home Loan Bank 0.000% due 10/01/20	$6,502,000	6,502,000

Total Short-Term Investment (Cost $6,502,000)		6,502,000

TOTAL INVESTMENTS - 100.6% (Cost $221,834,575)		260,247,999

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,636,765)

NET ASSETS - 100.0%		$258,611,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,694,837	$8,694,837	$-	$-
	Communications	15,358,888	15,358,888	-	-
	Consumer, Cyclical	18,334,367	16,829,590	1,504,777	-
	Consumer, Non-Cyclical	82,517,509	82,517,509	-	-
	Diversified	1,598,239	-	-	1,598,239
	Financial	32,443,440	30,320,887	2,122,553	-
	Industrial	38,192,936	38,192,936	-	-
	Technology	56,605,783	56,605,783	-	-

	Total Common Stocks	253,745,999	248,520,430	3,627,330	1,598,239

	Short-Term Investment	6,502,000	-	6,502,000	-

	Total	$260,247,999	$248,520,430	$10,129,330	$1,598,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Oncternal Therapeutics Inc - Contingent Value Rights *	216	$443

Total Rights (Cost $443)		443

WARRANTS - 0.0%

Energy - 0.0%

Whiting Petroleum Corp Exercise @ $73.44 Exp 09/01/24 *	1,564	3,832
Whiting Petroleum Corp Exercise @ $83.45 Exp 09/01/25 *	782	1,837

		5,669

Total Warrants (Cost $0)		5,669

COMMON STOCKS - 99.5%

Basic Materials - 3.1%

AdvanSix Inc *	10,089	129,946
AgroFresh Solutions Inc *	9,673	23,505
Alcoa Corp *	63,312	736,319
Allegheny Technologies Inc *	43,614	380,314
American Vanguard Corp	10,373	136,301
Amyris Inc *	35,554	103,818
Arconic Corp *	34,187	651,262
Balchem Corp	10,916	1,065,729
Caledonia Mining Corp PLC (South Africa)	3,683	62,574
Carpenter Technology Corp	16,232	294,773
Century Aluminum Co *	16,145	114,952
Clearwater Paper Corp *	5,669	215,082
Cleveland-Cliffs Inc	133,500	857,070
Codexis Inc *	18,651	218,963
Coeur Mining Inc *	81,041	598,083
Commercial Metals Co	39,708	793,366
Compass Minerals International Inc	11,482	681,457
Domtar Corp	19,010	499,393
Energy Fuels Inc *	38,506	64,690
Ferro Corp *	27,285	338,334
GCP Applied Technologies Inc *	16,262	340,689
Glatfelter Corp *	15,356	211,452
Gold Resource Corp	22,818	77,809
Hawkins Inc	3,288	151,577
HB Fuller Co	17,717	811,084
Hecla Mining Co	176,991	899,114
Ingevity Corp *	13,967	690,528
Innospec Inc	8,287	524,733
Intrepid Potash Inc *	3,242	27,362
Kaiser Aluminum Corp	5,203	278,829
Koppers Holdings Inc *	7,402	154,776
Kraton Corp *	10,031	178,752
Kronos Worldwide Inc	7,226	92,926
Livent Corp *	49,626	445,145
Marrone Bio Innovations Inc *	17,362	21,182
Minerals Technologies Inc	11,527	589,030
Neenah Inc	5,896	220,923
Novagold Resources Inc * (Canada)	81,635	970,640
Oil-Dri Corp of America	1,862	66,604
Orion Engineered Carbons SA (Germany)	20,133	251,864
PQ Group Holdings Inc *	13,283	136,284
Quaker Chemical Corp	4,491	807,078

	Shares	Value
Rayonier Advanced Materials Inc *	23,499	$75,197
Rogers Corp *	6,266	614,444
Schnitzer Steel Industries Inc ‘A’	8,340	160,378
Schweitzer-Mauduit International Inc	10,639	323,319
Sensient Technologies Corp	14,306	826,028
Stepan Co	7,255	790,795
Tronox Holdings PLC ‘A’ *	30,033	236,360
United States Lime & Minerals Inc	700	63,070
United States Steel Corp	75,637	555,176
Uranium Energy Corp *	61,301	61,105
Verso Corp ‘A’	10,357	81,717

		19,701,901

Communications - 4.2%

1-800-Flowers.com Inc ‘A’ *	8,120	202,513
A10 Networks Inc *	21,902	139,516
Acacia Communications Inc *	13,113	883,816
ADTRAN Inc	17,165	176,027
Alaska Communications Systems Group Inc	16,336	32,672
AMC Networks Inc ‘A’ *	12,818	316,733
Anterix Inc *	3,631	118,770
ATN International Inc	3,933	197,201
Boingo Wireless Inc *	15,491	157,931
Boston Omaha Corp ‘A’ *	3,867	61,872
CalAmp Corp *	12,197	87,696
Calix Inc *	17,692	314,564
Cambium Networks Corp *	1,304	21,998
Cargurus Inc *	28,885	624,783
CarParts.com Inc *	7,700	83,237
Cars.com Inc *	23,856	192,756
Casa Systems Inc *	10,697	43,109
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	27,821	116,570
ChannelAdvisor Corp *	9,968	144,237
Cincinnati Bell Inc *	16,429	246,435
Clearfield Inc *	3,690	74,427
Cogent Communications Holdings Inc	14,410	865,320
comScore Inc *	21,252	43,354
Consolidated Communications Holdings Inc *	23,735	135,052
DHI Group Inc *	16,492	37,272
DZS Inc *	4,476	41,940
Endurance International Group Holdings Inc *	23,151	132,887
Entercom Communications Corp ‘A’	46,613	75,047
Entravision Communications Corp ‘A’	21,915	33,311
ePlus Inc *	4,339	317,615
Eventbrite Inc ‘A’ *	20,925	227,036
EverQuote Inc ‘A’ *	4,980	192,427
Extreme Networks Inc *	41,963	168,691
Fluent Inc *	13,919	34,519
Gannett Co Inc	39,559	51,427
Gogo Inc *	18,526	171,180
Gray Television Inc *	29,050	400,018
Groupon Inc *	8,309	169,504
GTT Communications Inc *	10,964	56,574
Harmonic Inc *	33,646	187,745
HC2 Holdings Inc *	15,755	38,127
HealthStream Inc *	9,119	183,018
Hemisphere Media Group Inc *	3,738	32,483
Houghton Mifflin Harcourt Co *	32,539	56,292
IDT Corp ‘B’ *	5,415	35,631
iHeartMedia Inc ‘A’ *	21,233	172,412
Infinera Corp *	52,999	326,474
Inseego Corp *	23,501	242,530
InterDigital Inc	10,299	587,661
Iridium Communications Inc *	39,711	1,015,807
KVH Industries Inc *	5,163	46,519
Lands’ End Inc *	3,388	44,146
Liberty Latin America Ltd ‘A’ * (Chile)	15,652	129,129
Liberty Latin America Ltd ‘C’ * (Chile)	53,150	432,641
Limelight Networks Inc *	40,796	234,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Liquidity Services Inc *	9,249	$68,998
LiveXLive Media Inc *	16,911	43,884
Loral Space & Communications Inc	3,925	71,827
Luna Innovations Inc *	9,908	59,250
Magnite Inc *	36,828	255,770
Maxar Technologies Inc	20,635	514,637
Meredith Corp	12,796	167,884
Mimecast Ltd *	19,464	913,251
MSG Networks Inc ‘A’ *	14,201	135,904
National CineMedia Inc	18,850	51,178
NeoPhotonics Corp *	16,997	103,512
NETGEAR Inc *	10,221	315,011
NIC Inc	22,244	438,207
Ooma Inc *	7,294	95,187
ORBCOMM Inc *	26,878	91,385
Overstock.com Inc *	14,448	1,049,647
PCTEL Inc *	6,234	35,284
Perficient Inc *	11,056	472,533
Plantronics Inc	11,818	139,925
Powerfleet Inc *	9,338	52,573
Preformed Line Products Co	1,121	54,615
Q2 Holdings Inc *	16,854	1,538,096
QuinStreet Inc *	15,764	249,702
Quotient Technology Inc *	28,472	210,123
Resonant Inc *	17,706	42,140
Ribbon Communications Inc *	23,998	92,872
Saga Communications Inc ‘A’	1,362	27,077
Scholastic Corp	9,817	206,059
Shenandoah Telecommunications Co	16,227	721,047
Shutterstock Inc	7,362	383,118
Sinclair Broadcast Group Inc ‘A’	14,842	285,412
Spok Holdings Inc	6,400	60,864
Stamps.com Inc *	5,720	1,378,234
Stitch Fix Inc ‘A’ *	19,264	522,632
TechTarget Inc *	8,103	356,208
TEGNA Inc	74,277	872,755
The EW Scripps Co ‘A’	18,809	215,175
The RealReal Inc *	21,095	305,245
Tribune Publishing Co	6,006	70,030
TrueCar Inc *	37,459	187,295
Tucows Inc ‘A’ *	3,061	210,903
Upwork Inc *	31,662	552,185
Value Line Inc	498	12,301
Viavi Solutions Inc *	76,820	901,099
VirnetX Holding Corp	21,785	114,807
Vonage Holdings Corp *	78,042	798,370
WideOpenWest Inc *	18,581	96,435
Yelp Inc *	23,968	481,517
Zix Corp *	19,264	112,502

		27,290,302

Consumer, Cyclical - 14.6%

A-Mark Precious Metals Inc	1,578	53,210
Abercrombie & Fitch Co ‘A’	21,117	294,160
Accel Entertainment Inc *	15,277	163,617
Acushnet Holdings Corp	11,506	386,717
Adient PLC *	29,758	515,706
Allegiant Travel Co	4,529	542,574
AMC Entertainment Holdings Inc ‘A’	16,005	75,384
America’s Car-Mart Inc *	2,008	170,439
American Axle & Manufacturing Holdings Inc *	37,035	213,692
American Eagle Outfitters Inc	50,734	751,371
Asbury Automotive Group Inc *	6,466	630,112
Aspen Aerogels Inc *	7,205	78,895
At Home Group Inc *	17,525	260,422
Avient Corp	30,820	815,497
Beacon Roofing Supply Inc *	18,748	582,500
Beazer Homes USA Inc *	10,271	135,577
Bed Bath & Beyond Inc	43,681	654,341
Big Lots Inc	13,163	587,070

	Shares	Value
Biglari Holdings Inc ‘A’ *	26	$12,683
Biglari Holdings Inc ‘B’ *	331	29,462
BJ’s Restaurants Inc	7,408	218,092
BJ’s Wholesale Club Holdings Inc *	46,448	1,929,914
Bloomin’ Brands Inc	29,594	451,900
Blue Bird Corp *	5,541	67,379
Bluegreen Vacations Corp	2,201	10,785
Bluegreen Vacations Holding Corp *	4,295	57,510
BMC Stock Holdings Inc *	22,727	973,397
Boot Barn Holdings Inc *	9,468	266,430
Boyd Gaming Corp	27,852	854,778
Brinker International Inc	15,259	651,864
Caesars Entertainment Inc *	47,109	2,640,931
Caleres Inc	11,962	114,357
Callaway Golf Co	32,110	614,585
Camping World Holdings Inc ‘A’	11,244	334,509
Cannae Holdings Inc *	29,304	1,091,867
Carrols Restaurant Group Inc *	13,296	85,759
Casper Sleep Inc *	8,414	60,497
Cavco Industries Inc *	3,131	564,551
Century Casinos Inc *	9,365	51,320
Century Communities Inc *	9,788	414,326
Chico’s FAS Inc	48,637	47,299
Churchill Downs Inc	12,857	2,106,234
Chuy’s Holdings Inc *	6,047	118,400
Cinemark Holdings Inc	36,941	369,410
Citi Trends Inc	3,149	78,662
Clarus Corp	7,501	105,914
CompX International Inc	719	10,749
Conn’s Inc *	6,271	66,347
Cooper Tire & Rubber Co	17,262	547,205
Cooper-Standard Holdings Inc *	6,232	82,325
Core-Mark Holding Co Inc	15,210	440,025
Cracker Barrel Old Country Store Inc	8,045	922,440
Crocs Inc *	22,606	965,954
Daktronics Inc	14,279	56,545
Dana Inc	48,539	598,000
Dave & Buster’s Entertainment Inc	15,268	231,463
Deckers Outdoor Corp *	9,506	2,091,415
Del Taco Restaurants Inc *	9,590	78,638
Denny’s Corp *	20,587	205,870
Designer Brands Inc ‘A’	20,413	110,843
Dillard’s Inc ‘A’	2,891	105,579
Dine Brands Global Inc	5,181	282,831
Dorman Products Inc *	9,184	830,050
Douglas Dynamics Inc	7,626	260,809
Duluth Holdings Inc ‘B’ *	3,374	41,230
El Pollo Loco Holdings Inc *	6,350	102,870
Envela Corp *	2,710	11,626
Eros STX Global Corp * (India)	49,567	109,543
Escalade Inc	3,900	71,331
Ethan Allen Interiors Inc	7,592	102,796
Everi Holdings Inc *	28,639	236,272
EVI Industries Inc *	1,572	41,831
Express Inc *	22,751	13,878
Fiesta Restaurant Group Inc *	6,225	58,328
FirstCash Inc	13,746	786,409
Forestar Group Inc *	5,695	100,802
Fossil Group Inc *	15,782	90,589
Foundation Building Materials Inc *	7,316	115,008
Fox Factory Holding Corp *	14,029	1,042,776
Freshpet Inc *	13,157	1,468,979
Funko Inc ‘A’ *	8,037	46,534
G-III Apparel Group Ltd *	14,128	185,218
Gaia Inc *	3,865	37,993
GameStop Corp ‘A’ *	18,854	192,311
GAN Ltd * (United Kingdom)	2,699	45,613
Genesco Inc *	4,498	96,887
Gentherm Inc *	11,083	453,295
GMS Inc *	14,039	338,340
Golden Entertainment Inc *	5,870	81,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Green Brick Partners Inc *	8,210	$132,181
Group 1 Automotive Inc	5,990	529,456
GrowGeneration Corp *	12,052	192,591
Guess? Inc	14,793	171,895
H&E Equipment Services Inc	10,863	213,567
Hamilton Beach Brands Holding Co ‘A’	2,122	41,273
Haverty Furniture Cos Inc	5,683	119,002
Hawaiian Holdings Inc	15,251	196,585
Healthcare Services Group Inc	24,900	536,097
Herman Miller Inc	20,309	612,519
Hibbett Sports Inc *	5,563	218,181
Hilton Grand Vacations Inc *	28,737	602,902
HNI Corp	14,648	459,654
Hooker Furniture Corp	4,285	110,682
Hudson Ltd ‘A’ *	12,632	96,003
IMAX Corp *	16,293	194,864
Installed Building Products Inc *	7,684	781,847
Interface Inc	21,176	129,597
International Game Technology PLC	34,090	379,422
iRobot Corp *	9,297	705,642
Jack in the Box Inc	7,578	601,011
Johnson Outdoors Inc ‘A’	1,888	154,608
KAR Auction Services Inc	43,451	625,694
KB Home	29,849	1,145,903
Kimball International Inc ‘B’	12,554	132,319
Knoll Inc	16,470	198,628
Kontoor Brands Inc *	17,450	422,290
Kura Sushi USA Inc ‘A’ *	1,094	14,331
La-Z-Boy Inc	15,065	476,506
Lakeland Industries Inc *	2,628	52,034
LCI Industries	8,341	886,565
LGI Homes Inc *	7,495	870,694
Liberty Media Corp-Liberty Braves ‘A’ *	3,735	77,987
Liberty Media Corp-Liberty Braves ‘C’ *	12,432	261,196
Liberty TripAdvisor Holdings Inc ‘A’ *	24,237	41,930
Lifetime Brands Inc	4,323	40,852
Lindblad Expeditions Holdings Inc *	9,144	77,815
Lithia Motors Inc ‘A’	7,560	1,723,226
Lumber Liquidators Holdings Inc *	9,560	210,798
M/I Homes Inc *	9,336	429,923
Macy’s Inc	105,898	603,619
Malibu Boats Inc ‘A’ *	6,876	340,775
Marine Products Corp	2,063	32,265
MarineMax Inc *	6,761	173,555
Marriott Vacations Worldwide Corp	13,723	1,246,186
MasterCraft Boat Holdings Inc *	6,662	116,518
MDC Holdings Inc	17,094	805,127
Meritage Homes Corp *	12,604	1,391,356
Meritor Inc *	23,677	495,796
Mesa Air Group Inc *	10,330	30,474
Methode Electronics Inc	12,203	347,786
Miller Industries Inc	4,007	122,494
Modine Manufacturing Co *	14,759	92,244
Monarch Casino & Resort Inc *	4,454	198,648
Motorcar Parts of America Inc *	6,775	105,419
Movado Group Inc	4,459	44,322
National Vision Holdings Inc *	27,296	1,043,799
Nautilus Inc *	10,520	180,523
Navistar International Corp *	16,791	731,080
Noodles & Co *	11,050	75,914
OneSpaWorld Holdings Ltd (Bahamas)	16,606	107,939
OneWater Marine Inc ‘A’ *	1,754	35,939
OptimizeRx Corp *	5,051	105,313
Oxford Industries Inc	5,521	222,828
Papa John’s International Inc	11,190	920,713
PC Connection Inc	3,953	162,310
Penn National Gaming Inc *	51,525	3,745,867
PetIQ Inc *	7,302	240,382
PetMed Express Inc	6,909	218,463
PriceSmart Inc	7,840	520,968
Purple Innovation Inc *	7,471	185,729

	Shares	Value
RCI Hospitality Holdings Inc	2,749	$56,080
Red Robin Gourmet Burgers Inc *	5,566	73,249
Red Rock Resorts Inc ‘A’	22,070	377,397
Regis Corp *	8,362	51,343
Resideo Technologies Inc *	42,759	470,349
REV Group Inc	9,171	72,359
RH *	5,276	2,018,703
Rite Aid Corp *	17,827	169,178
Rocky Brands Inc	2,716	67,438
Rush Enterprises Inc ‘A’	9,022	455,972
Rush Enterprises Inc ‘B’	1,840	81,512
Ruth’s Hospitality Group Inc	10,844	119,935
Sally Beauty Holdings Inc *	38,918	338,197
ScanSource Inc *	9,077	179,997
Scientific Games Corp ‘A’ *	19,331	674,845
SeaWorld Entertainment Inc *	16,979	334,826
Shake Shack Inc ‘A’ *	11,884	766,280
Shoe Carnival Inc	3,363	112,930
Signet Jewelers Ltd (NYSE)	17,710	331,177
SiteOne Landscape Supply Inc *	14,908	1,818,031
Skyline Champion Corp *	17,811	476,800
SkyWest Inc	16,454	491,316
Sleep Number Corp *	9,215	450,706
Sonic Automotive Inc ‘A’	8,239	330,878
Sonos Inc *	27,104	411,439
Spirit Airlines Inc *	29,785	479,538
Sportsman’s Warehouse Holdings Inc *	14,105	201,843
Standard Motor Products Inc	6,961	310,809
Steelcase Inc ‘A’	29,333	296,557
Steven Madden Ltd	28,292	551,694
Superior Group of Cos Inc	4,095	95,127
Systemax Inc	4,440	106,294
Target Hospitality Corp *	10,677	13,026
Taylor Morrison Home Corp *	42,610	1,047,780
Telenav Inc *	11,051	39,784
Tenneco Inc ‘A’ *	16,689	115,822
Texas Roadhouse Inc	22,303	1,355,799
The Buckle Inc	9,814	200,107
The Cato Corp ‘A’	6,324	49,454
The Cheesecake Factory Inc	14,482	401,731
The Children’s Place Inc	4,554	129,106
The Container Store Group Inc *	7,807	48,481
The Goodyear Tire & Rubber Co	77,947	597,853
The Lovesac Co *	3,233	89,586
The Marcus Corp	6,988	54,017
The Michaels Cos Inc *	24,893	240,342
The ODP Corp	17,625	342,806
The Shyft Group Inc	11,952	225,654
Tilly’s Inc ‘A’	6,305	38,019
Titan Machinery Inc *	7,023	92,914
TRI Pointe Group Inc *	44,307	803,729
Triton International Ltd (Bermuda)	16,903	687,445
Tupperware Brands Corp	16,655	335,765
Twin River Worldwide Holdings Inc	6,434	169,021
Unifi Inc *	5,201	66,781
UniFirst Corp	5,104	966,544
Universal Electronics Inc *	4,750	179,265
Urban Outfitters Inc *	23,375	486,434
Vera Bradley Inc *	6,262	38,261
Veritiv Corp *	4,500	56,970
Vista Outdoor Inc *	19,486	393,227
Visteon Corp *	9,312	644,577
VOXX International Corp *	7,030	54,061
VSE Corp	3,314	101,541
Wabash National Corp	18,089	216,344
Waitr Holdings Inc *	26,769	86,196
WESCO International Inc *	16,503	726,462
Weyco Group Inc	1,967	31,806
Wingstop Inc	10,043	1,372,376
Winmark Corp	1,051	180,961
Winnebago Industries Inc	10,374	536,025

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Wolverine World Wide Inc	26,758	$691,427
Workhorse Group Inc *	31,953	807,772
World Fuel Services Corp	21,384	453,127
XPEL Inc *	5,703	148,734
YETI Holdings Inc *	27,159	1,230,846
Zumiez Inc *	6,890	191,680

		94,017,906

Consumer, Non-Cyclical - 26.6%

89bio Inc *	2,155	55,297
Aaron’s Inc	22,826	1,293,093
Abeona Therapeutics Inc *	20,008	20,408
ABM Industries Inc	22,639	829,946
Acacia Research Corp *	14,527	50,409
Accelerate Diagnostics Inc *	10,950	116,727
ACCO Brands Corp	31,233	181,151
Accolade Inc *	3,928	152,681
Accuray Inc *	32,322	77,573
AcelRx Pharmaceuticals Inc *	25,358	36,008
Acutus Medical Inc *	3,300	98,340
AdaptHealth Corp *	8,375	182,659
Addus HomeCare Corp *	4,647	439,188
ADMA Biologics Inc *	21,520	51,433
Adtalem Global Education Inc *	17,837	437,720
Aduro Biotech Inc *	19,309	46,921
Adverum Biotechnologies Inc *	29,303	301,821
Aeglea BioTherapeutics Inc *	14,929	105,847
Aerie Pharmaceuticals Inc *	11,700	137,709
Affimed NV * (Germany)	26,551	90,008
Agenus Inc *	49,435	197,740
Agile Therapeutics Inc *	23,815	72,398
Aimmune Therapeutics Inc *	15,911	548,134
Akcea Therapeutics Inc *	5,863	106,355
Akebia Therapeutics Inc *	44,682	112,152
Akero Therapeutics Inc *	4,541	139,817
Akouos Inc *	4,855	111,034
Albireo Pharma Inc *	4,592	153,235
Alector Inc *	16,352	172,268
Alico Inc	1,713	49,026
Allakos Inc *	8,167	665,202
Allogene Therapeutics Inc *	18,273	689,075
Allovir Inc *	5,994	164,835
Alpha Pro Tech Ltd *	4,331	64,012
Alphatec Holdings Inc *	15,988	106,160
Alta Equipment Group Inc *	6,128	47,982
ALX Oncology Holdings Inc *	3,227	121,787
AMAG Pharmaceuticals Inc *	11,068	104,039
American Public Education Inc *	4,956	139,710
American Renal Associates Holdings Inc *	4,576	31,574
Amicus Therapeutics Inc *	86,144	1,216,353
AMN Healthcare Services Inc *	15,749	920,687
Amneal Pharmaceuticals Inc *	35,339	137,115
Amphastar Pharmaceuticals Inc *	11,636	218,175
AnaptysBio Inc *	6,855	101,111
Anavex Life Sciences Corp *	17,522	79,725
AngioDynamics Inc *	11,259	135,784
ANI Pharmaceuticals Inc *	3,233	91,203
Anika Therapeutics Inc *	4,800	169,872
Annexon Inc *	4,934	149,155
Antares Pharma Inc *	57,863	156,230
Apellis Pharmaceuticals Inc *	20,664	623,433
Apollo Medical Holdings Inc *	6,495	116,520
Applied Genetic Technologies Corp *	8,549	41,548
Applied Molecular Transport Inc *	4,165	132,530
Applied Therapeutics Inc *	4,694	97,447
Aprea Therapeutics Inc * (Sweden)	2,388	57,455
Aptinyx Inc *	8,510	28,764
Apyx Medical Corp *	12,453	58,654
Aquestive Therapeutics Inc *	6,868	33,344
Aravive Inc *	4,305	20,234

	Shares	Value
Arcturus Therapeutics Holdings Inc *	5,405	$231,874
Arcus Biosciences Inc *	14,170	242,874
Arcutis Biotherapeutics Inc *	6,076	178,027
Ardelyx Inc *	25,702	134,935
Arena Pharmaceuticals Inc *	19,729	1,475,532
Arlo Technologies Inc *	25,627	134,798
Arrowhead Pharmaceuticals Inc *	34,013	1,464,600
Arvinas Inc *	9,784	231,000
ASGN Inc *	17,195	1,092,914
Aspen Group Inc *	6,315	70,539
Aspira Women’s Health Inc *	25,815	79,639
Assembly Biosciences Inc *	10,856	178,473
Atara Biotherapeutics Inc *	24,416	316,431
Athenex Inc *	20,941	253,386
Athersys Inc *	60,656	118,279
Atreca Inc ‘A’ *	9,354	130,675
AtriCure Inc *	14,813	591,039
Atrion Corp	470	294,220
Avalon GloboCare Corp *	6,489	8,111
Avanos Medical Inc *	16,381	544,177
Avenue Therapeutics Inc *	2,207	23,902
AVEO Pharmaceuticals Inc *	7,967	47,324
Avid Bioservices Inc *	18,183	138,554
Avidity Biosciences Inc *	5,626	158,372
Avis Budget Group Inc *	17,587	462,890
Avrobio Inc *	10,960	142,699
Axcella Health Inc *	2,556	11,809
Axogen Inc *	13,113	152,504
Axonics Modulation Technologies Inc *	10,285	524,946
Axsome Therapeutics Inc *	9,323	664,264
Aytu BioScience Inc *	8,497	10,111
B&G Foods Inc	22,040	612,051
Barrett Business Services Inc	2,502	131,205
Beam Therapeutics Inc *	11,922	293,520
Bellerophon Therapeutics Inc *	1,303	13,265
BellRing Brands Inc ‘A’ *	13,979	289,924
Beyond Air Inc *	4,423	22,955
Beyondspring Inc *	4,800	63,888
BG Staffing Inc	3,252	27,544
BioCryst Pharmaceuticals Inc *	59,419	204,104
BioDelivery Sciences International Inc *	29,484	109,975
Biohaven Pharmaceutical Holding Co Ltd *	16,295	1,059,338
BioLife Solutions Inc *	4,568	132,198
BioSig Technologies Inc *	7,313	36,053
BioSpecifics Technologies Corp *	2,094	110,626
BioTelemetry Inc *	11,304	515,236
Bioxcel Therapeutics Inc *	3,748	162,513
Black Diamond Therapeutics Inc *	6,087	184,010
Blueprint Medicines Corp *	18,720	1,735,344
BrainStorm Cell Therapeutics Inc *	9,437	159,674
Bridgebio Pharma Inc *	24,581	922,279
Bridgford Foods Corp *	535	9,796
BrightView Holdings Inc *	12,711	144,905
Brookdale Senior Living Inc *	58,696	149,088
Cabaletta Bio Inc *	4,568	49,517
Cadiz Inc *	6,664	66,174
CAI International Inc	5,478	150,809
Cal-Maine Foods Inc *	10,548	404,727
Calavo Growers Inc	5,575	369,455
Calithera Biosciences Inc *	23,277	80,306
Calyxt Inc *	4,939	27,115
Cantel Medical Corp	12,699	557,994
Cara Therapeutics Inc *	13,640	173,569
Cardiovascular Systems Inc *	13,065	514,108
Cardtronics PLC ‘A’ *	12,627	250,015
CareDx Inc *	16,213	615,121
Carriage Services Inc	5,797	129,331
CASI Pharmaceuticals Inc *	20,556	31,451
Cass Information Systems Inc	4,473	179,994
Cassava Sciences Inc *	8,206	94,451
Castle Biosciences Inc *	3,598	185,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Catabasis Pharmaceuticals Inc *	6,550	$40,545
Catalyst Biosciences Inc *	6,094	26,204
Catalyst Pharmaceuticals Inc *	33,841	100,508
CBIZ Inc *	16,859	385,565
CEL-SCI Corp *	11,532	147,033
Cellular Biomedicine Group Inc *	4,593	84,236
Celsius Holdings Inc *	12,076	274,246
Centogene NV * (Germany)	3,275	30,982
Central Garden & Pet Co *	3,621	144,587
Central Garden & Pet Co ‘A’ *	13,186	476,542
Cerecor Inc *	10,870	24,729
Cerus Corp *	54,638	342,034
Champions Oncology Inc *	2,379	22,006
Checkmate Pharmaceuticals Inc *	1,697	19,532
Checkpoint Therapeutics Inc *	14,563	39,029
Chembio Diagnostics Inc *	6,314	30,686
ChemoCentryx Inc *	16,809	921,133
Chiasma Inc *	16,748	72,016
Chimerix Inc *	18,543	46,172
ChromaDex Corp *	13,513	54,187
Cidara Therapeutics Inc *	11,649	33,200
Cimpress PLC * (Ireland)	6,068	456,071
Clovis Oncology Inc *	28,449	165,858
Co-Diagnostics Inc *	9,135	124,145
Coca-Cola Consolidated Inc	1,577	379,552
Cohbar Inc *	7,825	7,431
Coherus Biosciences Inc *	19,405	355,888
Collectors Universe Inc	3,145	155,646
Collegium Pharmaceutical Inc *	12,044	250,756
Community Health Systems Inc *	26,566	112,109
Concert Pharmaceuticals Inc *	10,513	103,238
CONMED Corp	9,153	720,067
Constellation Pharmaceuticals Inc *	10,386	210,420
ContraFect Corp *	8,600	45,408
Corbus Pharmaceuticals Holdings Inc *	23,279	41,902
Corcept Therapeutics Inc *	32,502	565,697
CorMedix Inc *	9,645	58,159
Cortexyme Inc *	5,563	278,150
CorVel Corp *	3,108	265,516
Covetrus Inc *	32,897	802,687
CRA International Inc	2,564	96,073
Craft Brew Alliance Inc *	4,070	67,196
Crinetics Pharmaceuticals Inc *	9,541	149,507
Cross Country Healthcare Inc *	12,171	78,990
CryoLife Inc *	12,754	235,566
Cue Biopharma Inc *	9,760	146,888
Cutera Inc *	6,026	114,313
Cyclerion Therapeutics Inc *	7,689	46,749
Cymabay Therapeutics Inc *	25,225	182,629
Cytokinetics Inc *	22,411	485,198
CytomX Therapeutics Inc *	16,441	109,333
CytoSorbents Corp *	14,824	118,221
Darling Ingredients Inc *	54,555	1,965,617
Deciphera Pharmaceuticals Inc *	12,515	642,019
Deluxe Corp	14,023	360,812
Denali Therapeutics Inc *	21,575	773,032
DermTech Inc *	2,832	33,842
Dicerna Pharmaceuticals Inc *	22,952	412,906
Durect Corp *	69,119	118,193
Dyadic International Inc *	6,906	52,278
Dynavax Technologies Corp *	35,665	154,073
Eagle Pharmaceuticals Inc *	3,781	160,617
Edgewell Personal Care Co *	18,764	523,140
Editas Medicine Inc *	21,246	596,163
Eidos Therapeutics Inc *	3,596	181,706
Eiger BioPharmaceuticals Inc *	8,601	70,012
Electromed Inc *	2,407	25,057
elf Beauty Inc *	15,134	278,012
Eloxx Pharmaceuticals Inc *	10,409	27,376
Emerald Holding Inc	11,506	23,472
Emergent BioSolutions Inc *	15,133	1,563,693

	Shares	Value
Enanta Pharmaceuticals Inc *	6,334	$289,971
Endo International PLC *	79,616	262,733
Ennis Inc	9,180	160,099
Enochian Biosciences Inc *	4,514	16,160
Enzo Biochem Inc *	15,162	31,992
Epizyme Inc *	30,286	361,312
Esperion Therapeutics Inc *	8,809	327,431
Eton Pharmaceuticals Inc *	5,308	41,933
Evelo Biosciences Inc *	4,460	23,504
EVERTEC Inc	20,332	705,724
Evo Payments Inc ‘A’ *	13,724	341,041
Evofem Biosciences Inc *	25,148	59,349
Evolus Inc *	8,137	31,816
Exagen Inc *	2,015	21,843
Exicure Inc *	20,718	36,257
Farmer Brothers Co *	5,779	25,543
Fate Therapeutics Inc *	24,263	969,792
Fennec Pharmaceuticals Inc * (Canada)	7,648	46,347
FibroGen Inc *	28,664	1,178,664
Five Prime Therapeutics Inc *	9,480	44,556
Five Star Senior Living Inc *	6,487	32,889
Flexion Therapeutics Inc *	14,679	152,808
FONAR Corp *	2,040	42,595
Forma Therapeutics Holdings Inc *	5,426	270,432
Forrester Research Inc *	3,887	127,455
Fortress Biotech Inc *	19,904	80,412
Franchise Group Inc	7,572	192,026
Franklin Covey Co *	4,465	79,209
Frequency Therapeutics Inc *	8,505	163,381
Fresh Del Monte Produce Inc	10,386	238,047
Fulcrum Therapeutics Inc *	4,419	35,043
Fulgent Genetics Inc *	3,414	136,697
G1 Therapeutics Inc *	12,004	138,646
Galectin Therapeutics Inc *	12,373	33,036
Galera Therapeutics Inc *	2,883	26,062
Genasys Inc *	11,233	69,083
Generation Bio Co *	4,107	126,947
GenMark Diagnostics Inc *	22,974	326,231
Genprex Inc *	10,101	33,939
Geron Corp *	95,828	166,741
Glaukos Corp *	14,523	719,179
GlycoMimetics Inc *	11,126	34,157
Gossamer Bio Inc *	19,136	237,478
GP Strategies Corp *	3,156	30,424
Green Dot Corp ‘A’ *	17,247	872,871
Greenlane Holdings Inc ‘A’ *	4,786	10,721
GreenSky Inc ‘A’ *	22,229	98,697
Gritstone Oncology Inc *	10,596	28,079
Halozyme Therapeutics Inc *	45,931	1,207,067
Hanger Inc *	12,761	201,879
Harpoon Therapeutics Inc *	3,598	61,130
Harrow Health Inc *	7,872	44,004
Harvard Bioscience Inc *	13,043	39,259
HealthEquity Inc *	25,730	1,321,750
Heidrick & Struggles International Inc	6,659	130,849
Helen of Troy Ltd *	8,599	1,664,078
Herc Holdings Inc *	8,233	326,109
Heron Therapeutics Inc *	30,038	445,163
Hertz Global Holdings Inc *	49,898	55,387
Heska Corp *	2,266	223,858
HF Foods Group Inc *	12,878	85,124
HMS Holdings Corp *	29,656	710,261
Homology Medicines Inc *	12,027	128,689
Hookipa Pharma Inc *	4,329	40,996
Hostess Brands Inc *	41,537	512,151
Huron Consulting Group Inc *	7,908	311,022
iBio Inc *	16,486	33,467
ICF International Inc	6,086	374,472
Ideaya Biosciences Inc *	5,960	74,858
IGM Biosciences Inc *	2,513	185,485
IMARA Inc *	1,751	35,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Immunic Inc *	1,344	$24,958
ImmunoGen Inc *	57,805	208,098
Immunovant Inc *	11,818	415,875
Inari Medical Inc *	2,600	179,452
Information Services Group Inc *	12,017	25,356
InfuSystem Holdings Inc *	4,899	62,805
Ingles Markets Inc ‘A’	4,989	189,782
Innoviva Inc *	22,375	233,819
Inogen Inc *	6,452	187,108
Inovio Pharmaceuticals Inc *	53,087	615,809
Inozyme Pharma Inc *	2,684	70,562
Insmed Inc *	34,322	1,103,109
Insperity Inc	12,259	802,842
Inspire Medical Systems Inc *	8,884	1,146,480
Integer Holdings Corp *	10,957	646,573
Intellia Therapeutics Inc *	16,891	335,793
Inter Parfums Inc	5,936	221,710
Intercept Pharmaceuticals Inc *	8,783	364,143
Intersect ENT Inc *	10,690	174,354
Intra-Cellular Therapies Inc *	22,128	567,804
Invacare Corp	12,556	94,421
Invitae Corp *	39,138	1,696,632
iRadimed Corp *	2,073	44,321
iRhythm Technologies Inc *	9,259	2,204,660
Ironwood Pharmaceuticals Inc *	53,906	484,884
iTeos Therapeutics Inc *	3,593	88,639
IVERIC bio Inc *	26,693	150,549
J&J Snack Foods Corp	5,023	654,949
John B Sanfilippo & Son Inc	2,960	223,125
Jounce Therapeutics Inc *	6,464	52,746
K12 Inc *	13,797	363,413
Kadmon Holdings Inc *	56,613	221,923
Kala Pharmaceuticals Inc *	13,777	103,327
Kaleido Biosciences Inc *	3,724	41,225
KalVista Pharmaceuticals Inc *	4,958	62,421
Karuna Therapeutics Inc *	5,301	409,873
Karyopharm Therapeutics Inc *	23,513	343,290
Kelly Services Inc ‘A’	11,005	187,525
Keros Therapeutics Inc *	2,467	95,152
Kezar Life Sciences Inc *	9,434	45,661
Kforce Inc	6,887	221,555
Kindred Biosciences Inc *	14,370	61,647
Kiniksa Pharmaceuticals Ltd ‘A’ *	8,933	136,854
Kodiak Sciences Inc *	9,859	583,751
Korn Ferry	18,722	542,938
Krystal Biotech Inc *	4,620	198,891
Kura Oncology Inc *	17,758	544,105
La Jolla Pharmaceutical Co *	7,104	28,629
Lancaster Colony Corp	6,468	1,156,478
Landec Corp *	9,081	88,267
Lannett Co Inc *	11,505	70,296
Lantheus Holdings Inc *	21,976	278,436
Laureate Education Inc ‘A’ *	36,707	487,469
LeMaitre Vascular Inc	5,768	187,633
Lexicon Pharmaceuticals Inc *	14,171	20,406
LHC Group Inc *	10,307	2,190,856
Lifevantage Corp *	4,452	53,736
Ligand Pharmaceuticals Inc *	4,934	470,309
Limoneira Co	5,509	78,779
Liquidia Technologies Inc *	7,337	36,098
LivaNova PLC *	16,434	742,981
LiveRamp Holdings Inc *	21,695	1,123,150
LogicBio Therapeutics Inc *	4,463	40,524
Luminex Corp	14,595	383,119
Lyra Therapeutics Inc *	1,509	16,871
MacroGenics Inc *	17,844	449,490
Madrigal Pharmaceuticals Inc *	2,927	347,523
Magellan Health Inc *	7,979	604,649
Magenta Therapeutics Inc *	6,353	43,200
Mallinckrodt PLC *	31,426	30,587
MannKind Corp *	75,929	142,747

	Shares	Value
Marinus Pharmaceuticals Inc *	8,952	$115,033
Marker Therapeutics Inc *	8,810	13,215
MediciNova Inc *	15,533	81,393
Medifast Inc	3,796	624,252
MEDNAX Inc *	24,870	404,884
Medpace Holdings Inc *	9,246	1,033,240
MEI Pharma Inc *	36,728	114,591
MeiraGTx Holdings PLC *	7,208	95,434
Meridian Bioscience Inc *	14,899	252,985
Merit Medical Systems Inc *	18,235	793,222
Mersana Therapeutics Inc *	17,975	334,694
MGP Ingredients Inc	4,156	165,159
Milestone Scientific Inc *	12,815	17,813
Minerva Neurosciences Inc *	11,344	36,074
Mirati Therapeutics Inc *	12,702	2,109,167
Mirum Pharmaceuticals Inc *	1,842	35,495
Misonix Inc *	3,462	40,609
Molecular Templates Inc *	8,557	93,442
Momenta Pharmaceuticals Inc *	39,963	2,097,258
MoneyGram International Inc *	22,487	63,526
Monro Inc	11,361	460,916
Morphic Holding Inc *	4,853	132,681
Mustang Bio Inc *	8,994	28,331
MyoKardia Inc *	17,182	2,342,422
Myriad Genetics Inc *	23,598	307,718
NanoString Technologies Inc *	12,869	575,244
NantKwest Inc *	10,182	70,612
Natera Inc *	24,115	1,742,068
Nathan’s Famous Inc	1,050	53,813
National Beverage Corp *	3,921	266,667
National HealthCare Corp	4,124	256,966
National Research Corp	4,641	228,384
Natural Grocers by Vitamin Cottage Inc	2,889	28,486
Nature’s Sunshine Products Inc *	3,630	41,999
Natus Medical Inc *	11,008	188,567
Nemaura Medical Inc *	2,586	9,180
Neogen Corp *	17,922	1,402,396
NeoGenomics Inc *	35,145	1,296,499
Neoleukin Therapeutics Inc *	10,510	126,120
Nesco Holdings Inc *	4,575	18,986
Neubase Therapeutics Inc *	6,113	46,398
NeuroBo Pharmaceuticals Inc *	1,463	8,222
Nevro Corp *	11,396	1,587,463
NewAge Inc *	31,349	54,234
NextCure Inc *	5,783	50,890
NGM Biopharmaceuticals Inc *	8,369	133,151
Nkarta Inc *	5,465	164,278
Novavax Inc *	20,894	2,263,865
Nurix Therapeutics Inc *	3,718	129,795
NuVasive Inc *	17,332	841,815
Nymox Pharmaceutical Corp *	13,544	33,318
Ocular Therapeutix Inc *	20,488	155,914
Odonate Therapeutics Inc *	4,654	62,503
Omeros Corp *	19,931	201,403
Oncocyte Corp *	15,364	21,356
OPKO Health Inc *	137,159	506,117
Optinose Inc *	10,551	41,149
Option Care Health Inc *	14,675	196,205
OraSure Technologies Inc *	23,996	292,031
Organogenesis Holdings Inc *	7,186	27,594
Orgenesis Inc *	5,974	30,109
ORIC Pharmaceuticals Inc *	3,083	77,106
Orthofix Medical Inc *	6,011	187,183
OrthoPediatrics Corp *	4,558	209,303
Osmotica Pharmaceuticals PLC *	4,815	26,049
Ovid therapeutics Inc *	15,159	87,013
Owens & Minor Inc	21,687	544,561
Oyster Point Pharma Inc *	1,844	38,927
Pacific Biosciences of California Inc *	56,312	555,799
Pacira BioSciences Inc *	14,176	852,261
Pandion Therapeutics Inc *	2,436	27,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Paratek Pharmaceuticals Inc *	14,025	$75,875
Passage Bio Inc *	4,850	63,584
Patterson Cos Inc	28,568	688,632
PAVmed Inc *	12,009	21,376
PDL BioPharma Inc *	40,439	127,383
Pennant Group Inc/The *	8,562	330,151
Perdoceo Education Corp *	23,646	289,427
Performance Food Group Co *	44,409	1,537,440
Personalis Inc *	7,957	172,428
PFSweb Inc *	4,959	33,176
PhaseBio Pharmaceuticals Inc *	6,509	22,847
Phathom Pharmaceuticals Inc *	3,854	141,326
Phibro Animal Health Corp ‘A’	7,183	124,984
Pieris Pharmaceuticals Inc *	17,714	36,668
Pliant Therapeutics Inc *	3,369	76,308
Poseida Therapeutics Inc *	4,400	39,028
Precigen Inc *	21,260	74,410
Precision BioSciences Inc *	16,390	100,962
Prestige Consumer Healthcare Inc *	17,053	621,070
Prevail Therapeutics Inc *	4,934	50,228
Primo Water Corp	52,693	748,241
Priority Technology Holdings Inc *	1,876	5,919
Progyny Inc *	9,291	273,434
Protagonist Therapeutics Inc *	10,201	199,430
Protara Therapeutics Inc *	627	10,552
Prothena Corp PLC * (Ireland)	10,990	109,790
Provention Bio Inc *	15,006	192,527
PTC Therapeutics Inc *	20,775	971,231
Pulse Biosciences Inc *	4,847	57,146
Puma Biotechnology Inc *	10,420	105,138
Quad/Graphics Inc	12,564	38,069
Quanex Building Products Corp	10,741	198,064
Quanterix Corp *	7,340	247,652
Quotient Ltd *	21,313	109,549
R1 RCM Inc *	36,251	621,705
Radius Health Inc *	15,938	180,737
RadNet Inc *	15,190	233,166
RAPT Therapeutics Inc *	3,925	126,385
Recro Pharma Inc *	6,244	13,112
REGENXBIO Inc *	11,388	313,398
Relay Therapeutics Inc *	10,878	463,294
Relmada Therapeutics Inc *	4,967	186,859
Rent-A-Center Inc	16,634	497,190
Repay Holdings Corp *	19,981	469,553
Replimune Group Inc *	7,024	161,692
Repro-Med Systems Inc *	8,392	60,590
Resources Connection Inc	11,093	128,124
Retractable Technologies Inc *	4,733	31,522
Retrophin Inc *	16,446	303,593
Revance Therapeutics Inc *	21,294	535,331
Revlon Inc ‘A’ *	2,081	13,152
REVOLUTION Medicines Inc *	13,034	453,583
Rhythm Pharmaceuticals Inc *	11,169	242,032
Rigel Pharmaceuticals Inc *	61,744	148,186
Rocket Pharmaceuticals Inc *	11,321	258,798
Rockwell Medical Inc *	23,962	25,639
Rubius Therapeutics Inc *	13,088	65,571
Sanderson Farms Inc	6,825	805,145
Sangamo Therapeutics Inc *	38,698	365,696
Satsuma Pharmaceuticals Inc *	3,255	12,662
Savara Inc *	16,912	18,434
Scholar Rock Holding Corp *	8,001	141,538
scPharmaceuticals Inc *	1,757	13,090
SeaSpine Holdings Corp *	9,258	132,389
Select Medical Holdings Corp *	37,128	773,005
Selecta Biosciences Inc *	23,765	58,937
Seneca Foods Corp ‘A’ *	2,188	78,177
Seres Therapeutics Inc *	17,945	508,023
ServiceSource International Inc *	29,962	44,044
Shockwave Medical Inc *	9,637	730,485
ShotSpotter Inc *	3,045	94,517

	Shares	Value
SI-BONE Inc *	8,952	$212,341
Sientra Inc *	16,899	57,457
SIGA Technologies Inc *	16,628	114,234
Silk Road Medical Inc *	9,136	614,031
Soleno Therapeutics Inc *	21,127	53,029
Solid Biosciences Inc *	9,233	18,743
Soliton Inc *	1,872	14,302
Sorrento Therapeutics Inc *	74,784	833,842
SP Plus Corp *	8,041	144,336
SpartanNash Co	12,011	196,380
Spectrum Pharmaceuticals Inc *	48,124	196,346
Spero Therapeutics Inc *	5,107	56,994
SpringWorks Therapeutics Inc *	7,060	336,550
STAAR Surgical Co *	15,575	880,922
Stereotaxis Inc *	15,709	56,238
Stoke Therapeutics Inc *	4,317	144,576
Strategic Education Inc	8,144	744,932
Strongbridge Biopharma PLC *	14,046	29,497
Supernus Pharmaceuticals Inc *	16,552	344,944
Surgalign Holdings Inc *	16,334	29,565
Surgery Partners Inc *	7,932	173,711
Surmodics Inc *	4,636	180,387
Sutro Biopharma Inc *	8,641	86,842
Syndax Pharmaceuticals Inc *	9,531	140,678
Syros Pharmaceuticals Inc *	14,709	130,028
Tactile Systems Technology Inc *	6,450	236,005
TCR2 Therapeutics Inc *	8,502	172,761
Team Inc *	9,925	54,588
Tejon Ranch Co *	7,201	101,894
Tela Bio Inc *	1,911	31,608
Tenet Healthcare Corp *	35,370	866,919
Textainer Group Holdings Ltd * (China)	16,981	240,451
TG Therapeutics Inc *	37,599	1,006,149
The Andersons Inc	10,068	193,004
The Brink’s Co	16,878	693,517
The Chefs’ Warehouse Inc *	10,079	146,549
The Ensign Group Inc	17,601	1,004,313
The Hackett Group Inc	8,829	98,708
The Joint Corp *	4,937	85,854
The Providence Service Corp *	4,001	371,733
The Simply Good Foods Co *	28,494	628,293
TherapeuticsMD Inc *	81,371	128,566
Theravance Biopharma Inc *	15,102	223,283
Tivity Health Inc *	14,162	198,551
Tootsie Roll Industries Inc	5,599	173,009
Translate Bio Inc *	23,003	313,071
TransMedics Group Inc *	8,374	115,394
Tricida Inc *	10,031	90,881
TriNet Group Inc *	13,943	827,099
Triple-S Management Corp ‘B’ *	8,141	145,480
TrueBlue Inc *	12,606	195,267
Turning Point Brands Inc	3,961	110,512
Turning Point Therapeutics Inc *	11,578	1,011,454
Twist Bioscience Corp *	11,093	842,735
Tyme Technologies Inc *	21,148	20,725
Ultragenyx Pharmaceutical Inc *	19,593	1,610,349
United Natural Foods Inc *	18,808	279,675
UNITY Biotechnology Inc *	11,842	40,973
Universal Corp	8,259	345,887
Universal Technical Institute Inc *	9,769	49,627
UroGen Pharma Ltd *	6,194	119,482
US Physical Therapy Inc	4,286	372,368
USANA Health Sciences Inc *	3,901	287,309
Utah Medical Products Inc	1,197	95,604
Vanda Pharmaceuticals Inc *	19,247	185,926
Vapotherm Inc *	6,785	196,765
Varex Imaging Corp *	13,230	168,286
Vaxart Inc *	15,768	104,857
Vaxcyte Inc *	6,140	303,193
VBI Vaccines Inc *	57,641	164,853
Vector Group Ltd	47,433	459,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Vectrus Inc *	4,079	$155,002
Venus Concept Inc *	6,593	15,296
Veracyte Inc *	19,364	629,136
Verastem Inc *	57,315	69,351
Vericel Corp *	15,789	292,570
Verrica Pharmaceuticals Inc *	4,550	35,217
Veru Inc *	16,863	44,181
Viad Corp	7,189	149,747
Viela Bio Inc *	7,045	197,824
Viemed Healthcare Inc *	12,057	104,172
ViewRay Inc *	35,863	125,520
Viking Therapeutics Inc *	20,890	121,580
Village Super Market Inc ‘A’	3,092	76,094
Vir Biotechnology Inc *	18,159	623,398
Vital Farms Inc *	3,405	138,005
Vivint Smart Home Inc *	24,872	424,814
VolitionRX Ltd *	8,363	26,845
Voyager Therapeutics Inc *	9,307	99,306
VYNE Therapeutics Inc *	49,483	82,142
WaVe Life Sciences Ltd *	8,360	70,976
WD-40 Co	4,616	873,855
Weis Markets Inc	3,367	161,616
Willdan Group Inc *	2,977	75,943
Wright Medical Group NV *	43,652	1,333,132
WW International Inc *	16,110	303,996
X4 Pharmaceuticals Inc *	5,526	37,411
XBiotech Inc *	5,041	96,233
Xencor Inc *	18,985	736,428
Xeris Pharmaceuticals Inc *	16,234	96,268
XOMA Corp *	2,106	39,677
Y-mAbs Therapeutics Inc *	10,183	390,925
Zentalis Pharmaceuticals Inc *	3,661	119,678
ZIOPHARM Oncology Inc *	70,423	177,466
Zogenix Inc *	19,039	341,369
Zynex Inc *	5,903	103,007

		170,599,285

Diversified - 0.0%

Professional Holding Corp ‘A’ *	3,199	42,899

Energy - 2.8%

Adams Resources & Energy Inc	723	14,388
Advanced Emissions Solutions Inc	7,106	28,850
Antero Resources Corp *	85,459	235,012
Archrock Inc	44,790	240,970
Berry Corp	25,004	79,263
Bonanza Creek Energy Inc *	5,833	109,660
Brigham Minerals Inc ‘A’	10,781	96,167
ChampionX Corp *	62,000	495,380
Clean Energy Fuels Corp *	46,019	114,127
CNX Resources Corp *	75,412	711,889
Comstock Resources Inc *	7,185	31,470
CONSOL Energy Inc *	8,959	39,688
Contango Oil & Gas Co *	31,721	42,506
CVR Energy Inc	9,769	120,940
Delek US Holdings Inc	20,637	229,690
DMC Global Inc	5,050	166,347
Dril-Quip Inc *	11,860	293,654
Earthstone Energy Inc ‘A’ *	10,034	25,988
Evolution Petroleum Corp	11,986	26,849
Exterran Corp *	8,728	36,308
Falcon Minerals Corp	15,916	38,835
Frank’s International NV *	55,973	86,198
FuelCell Energy Inc *	75,480	161,527
FutureFuel Corp	9,168	104,240
Goodrich Petroleum Corp *	2,746	21,117
Green Plains Inc *	11,123	172,184
Gulfport Energy Corp *	52,507	27,676
Helix Energy Solutions Group Inc *	45,947	110,732

	Shares	Value
Kosmos Energy Ltd (Ghana)	144,097	$140,581
Liberty Oilfield Services Inc ‘A’	21,396	170,954
Magnolia Oil & Gas Corp ‘A’ *	41,987	217,073
Matador Resources Co *	36,823	304,158
Matrix Service Co *	9,728	81,229
Maxeon Solar Technologies Ltd *	3,446	58,444
Montage Resources Corp *	7,003	30,743
MRC Global Inc *	25,039	107,167
Murphy USA Inc *	9,366	1,201,377
Nabors Industries Ltd	2,314	56,554
NACCO Industries Inc ‘A’	1,346	24,511
National Energy Services Reunited Corp *	7,365	46,989
Newpark Resources Inc *	29,709	31,194
NextDecade Corp *	8,751	26,078
NexTier Oilfield Solutions Inc *	58,079	107,446
NOW Inc *	39,039	177,237
Oceaneering International Inc *	35,077	123,471
Oil States International Inc *	22,082	60,284
Ovintiv Inc	88,091	718,823
Par Pacific Holdings Inc *	14,236	96,378
Patterson-UTI Energy Inc	63,430	180,776
PBF Energy Inc ‘A’	32,326	183,935
PDC Energy Inc *	34,131	423,054
Peabody Energy Corp	22,586	51,948
Penn Virginia Corp *	4,571	45,024
Plug Power Inc *	115,563	1,549,700
PrimeEnergy Resources Corp *	166	10,989
ProPetro Holding Corp *	25,227	102,422
Range Resources Corp	71,898	475,965
Renewable Energy Group Inc *	12,850	686,447
REX American Resources Corp *	2,020	132,532
RPC Inc *	22,503	59,408
Select Energy Services Inc ‘A’ *	21,616	83,005
SM Energy Co	40,566	64,500
Solaris Oilfield Infrastructure Inc ‘A’	9,264	58,734
Southwestern Energy Co *	200,581	471,365
SunCoke Energy Inc	29,068	99,413
Sunnova Energy International Inc *	17,933	545,343
SunPower Corp *	25,798	322,733
Sunrun Inc *	40,238	3,101,143
Talos Energy Inc *	4,027	25,974
Tellurian Inc *	53,521	42,646
Thermon Group Holdings Inc *	11,423	128,280
TPI Composites Inc *	10,145	293,799
Transocean Ltd *	199,742	161,172
Trecora Resources *	8,443	51,840
US Silica Holdings Inc	27,102	81,306
Vivint Solar Inc *	16,654	705,297
W&T Offshore Inc *	34,730	62,514
Warrior Met Coal Inc	17,118	292,375
Whiting Petroleum Corp *	399	6,900

		18,142,885

Financial - 20.9%

1st Constitution Bancorp	3,089	36,759
1st Source Corp	5,511	169,959
Acadia Realty Trust REIT	28,706	301,413
ACNB Corp	2,925	60,840
Agree Realty Corp REIT	18,084	1,150,866
Alerus Financial Corp	5,054	99,058
Alexander & Baldwin Inc REIT *	24,140	270,609
Alexander’s Inc REIT	752	184,405
Allegiance Bancshares Inc	6,301	147,254
Alpine Income Property Trust Inc REIT	2,432	37,818
Altabancorp	5,816	117,018
Altisource Portfolio Solutions SA *	1,360	17,231
Amalgamated Bank ‘A’	4,599	48,657
Ambac Financial Group Inc *	15,924	203,349
Amerant Bancorp Inc *	8,113	75,532
American Assets Trust Inc REIT	17,142	412,951

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
American Equity Investment Life Holding Co	30,703	$675,159
American Finance Trust Inc REIT	36,972	231,814
American National Bankshares Inc	3,863	80,814
American Realty Investors Inc *	944	8,562
Ameris Bancorp	21,979	500,682
AMERISAFE Inc	6,387	366,358
Ames National Corp	3,393	57,308
Anworth Mortgage Asset Corp REIT	37,644	61,736
Apollo Commercial Real Estate Finance Inc REIT	50,052	450,969
Arbor Realty Trust Inc REIT	35,196	403,698
Ares Commercial Real Estate Corp REIT	11,125	101,682
Argo Group International Holdings Ltd	11,284	388,508
Arlington Asset Investment Corp ‘A’ REIT	9,239	26,239
Armada Hoffler Properties Inc REIT	18,714	173,292
ARMOUR Residential REIT Inc	20,888	198,645
Arrow Financial Corp	4,888	122,649
Artisan Partners Asset Management Inc ‘A’	18,930	738,081
Assetmark Financial Holdings Inc *	5,772	125,483
Associated Capital Group Inc ‘A’	507	18,318
Atlantic Capital Bancshares Inc *	7,393	83,911
Atlantic Union Bankshares Corp	25,965	554,872
Atlanticus Holdings Corp *	1,514	18,017
Auburn National BanCorp Inc	811	29,407
Axos Financial Inc *	19,740	460,139
B. Riley Financial Inc	6,693	167,727
Banc of California Inc	14,445	146,183
BancFirst Corp	6,459	263,786
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	11,680	141,912
BancorpSouth Bank	33,021	639,947
Bank First Corp	2,216	130,079
Bank of Commerce Holdings	6,697	46,678
Bank of Marin Bancorp	4,883	141,412
Bank7 Corp	1,181	11,101
BankFinancial Corp	5,669	40,930
BankUnited Inc	30,950	678,114
Bankwell Financial Group Inc	2,214	31,328
Banner Corp	10,764	347,247
Bar Harbor Bankshares	4,731	97,222
Baycom Corp *	3,431	35,339
BCB Bancorp Inc	5,383	43,064
Berkshire Hills Bancorp Inc	14,674	148,354
BGC Partners Inc ‘A’	99,909	239,782
Blackstone Mortgage Trust Inc ‘A’ REIT	46,739	1,026,856
Blucora Inc *	17,379	163,710
Bluerock Residential Growth REIT Inc	8,722	66,113
Bogota Financial Corp *	2,241	17,076
Boston Private Financial Holdings Inc	26,537	146,484
Bridge Bancorp Inc	5,242	91,368
Bridgewater Bancshares Inc *	6,989	66,326
Brightsphere Investment Group Inc	21,031	271,300
Broadmark Realty Capital Inc REIT	43,349	427,421
Brookline Bancorp Inc	25,279	218,537
BRP Group Inc ‘A’ *	11,384	283,575
BRT Apartments Corp REIT	4,091	48,192
Bryn Mawr Bank Corp	6,436	160,063
Business First Bancshares Inc	6,102	91,530
Byline Bancorp Inc	8,617	97,200
C&F Financial Corp	1,185	35,195
Cadence BanCorp	41,246	354,303
Calamos Asset Management Inc Escrow Receipt * Ω ±	11,522	-
California Bancorp Inc *	2,403	27,226
Cambridge Bancorp	2,212	117,590
Camden National Corp	5,032	152,092
Capital Bancorp Inc *	3,060	28,948
Capital City Bank Group Inc	5,199	97,689
Capitol Federal Financial Inc	44,020	407,845
Capstar Financial Holdings Inc	5,761	56,515
Capstead Mortgage Corp REIT	32,421	182,206

	Shares	Value
CareTrust REIT Inc	32,260	$574,067
Carter Bank & Trust	8,316	55,301
CatchMark Timber Trust Inc ‘A’ REIT	17,283	154,337
Cathay General Bancorp	25,206	546,466
CB Financial Services Inc	1,520	29,002
CBTX Inc	5,628	91,962
Central Pacific Financial Corp	8,859	120,217
Central Valley Community Bancorp	4,574	56,489
Century Bancorp Inc ‘A’	1,040	68,370
Chatham Lodging Trust REIT	14,948	113,904
Chemung Financial Corp	1,486	42,901
Cherry Hill Mortgage Investment Corp REIT	5,328	47,845
Chimera Investment Corp REIT	64,077	525,431
ChoiceOne Financial Services Inc	2,330	60,627
CIM Commercial Trust Corp REIT	4,170	41,116
CIT Group Inc	33,091	586,042
Citizens & Northern Corp	4,866	79,024
Citizens Holding Co	1,503	33,697
Citizens Inc *	16,774	92,928
City Holding Co	5,225	301,012
City Office REIT Inc	13,905	104,566
Civista Bancshares Inc	5,667	70,951
Clipper Realty Inc REIT	5,626	34,037
CNB Financial Corp	4,429	65,859
CNO Financial Group Inc	47,548	762,670
Coastal Financial Corp *	3,413	41,809
Codorus Valley Bancorp Inc	3,450	45,195
Cohen & Steers Inc	8,391	467,714
Colony Bankcorp Inc	2,944	31,648
Colony Capital Inc REIT	161,898	441,982
Colony Credit Real Estate Inc REIT	29,549	145,086
Columbia Banking System Inc	23,989	572,138
Columbia Financial Inc *	16,822	186,724
Columbia Property Trust Inc REIT	39,227	427,967
Community Bank System Inc	17,874	973,418
Community Bankers Trust Corp	7,572	38,466
Community Healthcare Trust Inc REIT	7,448	348,268
Community Trust Bancorp Inc	5,098	144,069
ConnectOne Bancorp Inc	11,988	168,671
CoreCivic Inc REIT	41,154	329,232
CorEnergy Infrastructure Trust Inc REIT	5,365	31,332
CorePoint Lodging Inc REIT	12,680	69,106
County Bancorp Inc	1,557	29,272
Cowen Inc ‘A’	9,374	152,515
Crawford & Co ‘A’	6,285	41,104
CrossFirst Bankshares Inc *	16,781	145,827
CTO Realty Growth Inc	1,626	71,707
Curo Group Holdings Corp	6,853	48,314
Cushman & Wakefield PLC *	38,010	399,485
Customers Bancorp Inc *	9,368	104,922
CVB Financial Corp	43,589	724,885
Diamond Hill Investment Group Inc	1,055	133,268
DiamondRock Hospitality Co REIT	67,201	340,709
Dime Community Bancshares Inc	9,853	111,437
Diversified Healthcare Trust REIT	79,103	278,443
Donegal Group Inc ‘A’	4,148	58,362
Dynex Capital Inc REIT	7,810	118,790
Eagle Bancorp Inc	10,726	287,350
Eagle Bancorp Montana Inc	1,677	29,549
Easterly Government Properties Inc REIT	27,088	607,042
EastGroup Properties Inc REIT	13,142	1,699,655
eHealth Inc *	8,571	677,109
Ellington Financial Inc REIT	13,381	164,051
Ellington Residential Mortgage REIT	3,153	34,998
Employers Holdings Inc	9,581	289,825
Encore Capital Group Inc *	10,648	410,906
Enova International Inc *	10,332	169,341
Enstar Group Ltd *	4,067	656,820
Enterprise Bancorp Inc	3,090	64,952
Enterprise Financial Services Corp	8,032	219,033
Equity Bancshares Inc ‘A’ *	4,923	76,307

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Esquire Financial Holdings Inc *	2,195	$32,925
ESSA Bancorp Inc	3,555	43,833
Essent Group Ltd	37,603	1,391,687
Essential Properties Realty Trust Inc REIT	31,479	576,695
Evans Bancorp Inc	1,625	36,156
eXp World Holdings Inc *	8,480	342,083
EZCORP Inc ‘A’ *	16,772	84,363
Farmers & Merchants Bancorp Inc	3,492	69,875
Farmers National Banc Corp	9,556	104,352
Farmland Partners Inc REIT	8,355	55,644
Fathom Holdings Inc *	1,503	23,657
FB Financial Corp	10,866	272,954
FBL Financial Group Inc ‘A’	3,157	152,167
Federal Agricultural Mortgage Corp ‘C’	3,174	202,057
Federated Hermes Inc	32,721	703,829
FedNat Holding Co	4,662	29,464
Fidelity D&D Bancorp Inc	1,416	68,973
Financial Institutions Inc	4,884	75,214
First BanCorp	70,306	366,997
First Bancorp Inc	3,935	82,950
First Bancorp NC	9,339	195,465
First Bank	5,405	33,511
First Busey Corp	17,381	276,184
First Business Financial Services Inc	2,685	38,369
First Capital Inc	1,184	66,363
First Choice Bancorp	4,147	55,114
First Commonwealth Financial Corp	31,972	247,463
First Community Bankshares Inc	5,669	102,325
First Community Corp	2,209	30,109
First Financial Bancorp	31,669	380,186
First Financial Bankshares Inc	43,724	1,220,337
First Financial Corp	4,268	134,015
First Foundation Inc	13,865	181,216
First Guaranty Bancshares Inc	1,599	19,364
First Internet Bancorp	3,688	54,324
First Interstate BancSystem Inc ‘A’	14,047	447,397
First Merchants Corp	18,563	429,919
First Mid Bancshares Inc	4,761	118,787
First Midwest Bancorp Inc	37,796	407,441
First Northwest Bancorp	3,349	33,155
First Savings Financial Group Inc	642	34,886
First United Corp	2,315	27,109
First Western Financial Inc *	1,921	24,877
Flagstar Bancorp Inc	14,299	423,679
Flushing Financial Corp	9,922	104,379
FNCB Bancorp Inc	5,365	28,542
Focus Financial Partners Inc ‘A’ *	10,799	354,099
Four Corners Property Trust Inc REIT	24,131	617,512
Franklin Financial Services Corp	1,691	36,154
Franklin Street Properties Corp REIT	36,450	133,407
Front Yard Residential Corp REIT	17,439	152,417
FRP Holdings Inc *	2,297	95,716
FS Bancorp Inc	1,372	56,252
Fulton Financial Corp	53,415	498,362
FVCBankcorp Inc *	4,533	45,330
GAMCO Investors Inc ‘A’	2,017	23,337
Genworth Financial Inc ‘A’ *	170,515	571,225
German American Bancorp Inc	8,419	228,492
Getty Realty Corp REIT	11,368	295,682
Glacier Bancorp Inc	32,418	1,038,997
Gladstone Commercial Corp REIT	11,213	188,939
Gladstone Land Corp REIT	6,224	93,484
Global Medical REIT Inc	14,437	194,899
Global Net Lease Inc REIT	30,583	486,270
Goosehead Insurance Inc ‘A’	4,339	375,714
Granite Point Mortgage Trust Inc REIT	19,438	137,815
Great Ajax Corp REIT	7,189	59,597
Great Southern Bancorp Inc	3,702	134,086
Great Western Bancorp Inc	17,650	219,742
Greene County Bancorp Inc	1,221	26,483
Greenhill & Co Inc	5,486	62,266

	Shares	Value
Greenlight Capital Re Ltd ‘A’ *	11,020	$74,165
Grid Dynamics Holdings Inc *	7,302	56,444
Griffin Industrial Realty Inc	832	44,470
Guaranty Bancshares Inc	2,574	64,067
GWG Holdings Inc *	1,007	8,660
Hamilton Lane Inc ‘A’	10,123	653,845
Hancock Whitney Corp	28,674	539,358
Hanmi Financial Corp	9,728	79,867
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	24,428	1,032,572
Harborone Bancorp Inc *	16,685	134,648
Hawthorn Bancshares Inc	2,387	45,210
HBT Financial Inc	3,739	41,952
HCI Group Inc	2,235	110,163
Healthcare Realty Trust Inc REIT	45,861	1,381,333
Heartland Financial USA Inc	11,918	357,480
Heritage Commerce Corp	20,767	138,204
Heritage Financial Corp	11,716	215,457
Heritage Insurance Holdings Inc	8,854	89,602
Hersha Hospitality Trust REIT	9,820	54,403
Hilltop Holdings Inc	24,158	497,172
Hingham Institution for Savings	473	87,032
Home Bancorp Inc	2,957	71,412
Home BancShares Inc	51,301	777,723
HomeStreet Inc	6,349	163,550
HomeTrust Bancshares Inc	5,790	78,628
Hope Bancorp Inc	39,509	299,676
Horace Mann Educators Corp	13,860	462,924
Horizon Bancorp Inc	15,590	157,303
Houlihan Lokey Inc	17,398	1,027,352
Howard Bancorp Inc *	4,014	36,046
I3 Verticals Inc ‘A’ *	5,206	131,451
Independence Holding Co	1,761	66,407
Independence Realty Trust Inc REIT	31,923	369,988
Independent Bank Corp	10,876	569,685
Independent Bank Corp MI	6,447	81,039
Independent Bank Group Inc	12,382	547,037
Industrial Logistics Properties Trust REIT	21,826	477,335
Innovative Industrial Properties Inc REIT	7,205	894,213
International Bancshares Corp	17,820	464,389
International Money Express Inc *	7,677	110,280
Invesco Mortgage Capital Inc REIT	62,142	168,405
Investar Holding Corp	3,665	46,985
Investors Bancorp Inc	77,234	560,719
Investors Real Estate Trust REIT	4,268	278,146
Investors Title Co	473	61,518
iStar Inc REIT	24,985	295,073
James River Group Holdings Ltd	9,978	444,320
Jernigan Capital Inc REIT	7,373	126,373
Kearny Financial Corp	26,386	190,243
Kennedy-Wilson Holdings Inc	42,066	610,798
Kinsale Capital Group Inc	7,131	1,356,174
Kite Realty Group Trust REIT	28,385	328,698
KKR Real Estate Finance Trust Inc REIT	9,957	164,589
Ladder Capital Corp REIT	35,154	250,296
Lakeland Bancorp Inc	16,100	160,195
Lakeland Financial Corp	8,141	335,409
Landmark Bancorp Inc	1,065	22,738
LCNB Corp	4,687	63,978
Legacy Housing Corp *	3,029	41,437
LendingClub Corp *	23,782	112,013
Level One Bancorp Inc	1,786	27,862
Lexington Realty Trust REIT	92,416	965,747
Limestone Bancorp Inc *	1,728	18,179
Live Oak Bancshares Inc	9,778	247,677
LTC Properties Inc REIT	13,208	460,431
Luther Burbank Corp	5,758	48,079
Macatawa Bank Corp	9,923	64,797
Mack-Cali Realty Corp REIT	29,327	370,107
Mackinac Financial Corp	3,536	34,122
MainStreet Bancshares Inc *	2,790	34,150

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Marcus & Millichap Inc *	8,077	$222,279
Marlin Business Services Corp	2,910	20,516
Maui Land & Pineapple Co Inc *	2,368	25,622
MBIA Inc *	17,470	105,868
McGrath RentCorp	8,111	483,334
Mercantile Bank Corp	5,893	106,192
Merchants Bancorp	3,122	61,535
Meridian Bancorp Inc	15,576	161,212
Meridian Corp	1,588	25,614
Meta Financial Group Inc	11,574	222,452
Metrocity Bankshares Inc	6,057	79,771
Metropolitan Bank Holding Corp *	2,415	67,620
MFA Financial Inc REIT	154,619	414,379
Mid Penn Bancorp Inc	2,254	39,017
Middlefield Banc Corp	2,053	39,623
Midland States Bancorp Inc	6,493	83,435
MidWestOne Financial Group Inc	5,429	97,016
MMA Capital Holdings Inc *	1,532	34,485
Moelis & Co ‘A’	18,288	642,640
Monmouth Real Estate Investment Corp REIT	31,832	440,873
Mr Cooper Group Inc *	25,823	576,369
MVB Financial Corp	3,268	52,190
National Bank Holdings Corp ‘A’	9,720	255,150
National Bankshares Inc	2,257	57,170
National General Holdings Corp	23,087	779,186
National Health Investors Inc REIT	14,568	878,013
National Storage Affiliates Trust REIT	21,125	690,999
National Western Life Group Inc ‘A’	837	152,978
Navient Corp	64,197	542,465
NBT Bancorp Inc	14,319	384,036
Nelnet Inc ‘A’	5,761	347,100
NETSTREIT Corp	3,909	71,378
New Senior Investment Group Inc REIT	26,031	104,124
New York Mortgage Trust Inc REIT	129,349	329,840
Newmark Group Inc ‘A’	48,769	210,682
NexPoint Residential Trust Inc REIT	7,175	318,211
NI Holdings Inc *	3,078	51,987
Nicolet Bankshares Inc *	3,080	168,199
NMI Holdings Inc ‘A’ *	27,768	494,270
Northeast Bank *	2,224	40,922
Northfield Bancorp Inc	15,470	141,086
Northrim BanCorp Inc	1,861	47,437
Northwest Bancshares Inc	38,775	356,730
Norwood Financial Corp	2,007	48,810
Oak Valley Bancorp	2,404	27,550
OceanFirst Financial Corp	20,820	285,026
Oconee Federal Financial Corp	358	7,804
Office Properties Income Trust REIT	15,914	329,738
OFG Bancorp	17,924	223,333
Ohio Valley Banc Corp	1,413	29,193
Old National Bancorp	55,203	693,350
Old Second Bancorp Inc	7,898	59,196
One Liberty Properties Inc REIT	5,109	83,583
OP Bancorp	4,992	28,554
Oportun Financial Corp *	6,778	79,913
Oppenheimer Holdings Inc ‘A’	3,250	72,540
Orchid Island Capital Inc REIT	20,962	105,020
Origin Bancorp Inc	7,780	166,181
Orrstown Financial Services Inc	4,019	51,443
Pacific Premier Bancorp Inc	26,702	537,778
Palomar Holdings Inc *	6,867	715,816
Park National Corp	4,873	399,391
Parke Bancorp Inc	4,028	48,094
Partners Bancorp	2,428	13,670
Paysign Inc *	11,001	62,486
PCB Bancorp	4,653	40,900
PCSB Financial Corp	4,776	57,646
PDL Community Bancorp *	2,411	21,265
Peapack Gladstone Financial Corp	6,324	95,809
Pebblebrook Hotel Trust REIT	44,796	561,294
Penns Woods Bancorp Inc	2,664	52,880

	Shares	Value
PennyMac Financial Services Inc	14,416	$837,858
PennyMac Mortgage Investment Trust REIT	33,558	539,277
Peoples Bancorp Inc	7,002	133,668
Peoples Bancorp of North Carolina Inc	1,627	25,105
Peoples Financial Services Corp	2,469	85,822
Physicians Realty Trust REIT	70,359	1,260,130
Piedmont Office Realty Trust Inc ‘A’ REIT	43,325	587,920
Pioneer Bancorp Inc *	4,488	39,853
Piper Sandler Cos	5,836	426,028
PJT Partners Inc ‘A’	7,936	481,001
Plumas Bancorp	1,606	31,606
Plymouth Industrial REIT Inc REIT	4,872	60,120
PotlatchDeltic Corp REIT	22,178	933,694
PRA Group Inc *	15,266	609,877
Preferred Apartment Communities Inc ‘A’ REIT	17,561	94,829
Preferred Bank	4,654	149,486
Premier Financial Bancorp Inc	5,185	55,998
Premier Financial Corp	12,106	188,551
ProAssurance Corp	16,820	263,065
ProSight Global Inc *	2,964	33,612
Protective Insurance Corp ‘B’	3,412	44,800
Provident Bancorp Inc	3,088	24,056
Provident Financial Holdings Inc	2,438	29,012
Provident Financial Services Inc	23,777	290,079
Prudential Bancorp Inc	2,801	29,523
PS Business Parks Inc REIT	6,799	832,130
Pzena Investment Management Inc ‘A’	4,574	24,517
QCR Holdings Inc	4,760	130,472
QTS Realty Trust Inc ‘A’ REIT	20,811	1,311,509
Radian Group Inc	64,469	941,892
Rafael Holdings Inc ‘B’ *	3,399	52,685
RBB Bancorp	6,020	68,267
RE/MAX Holdings Inc ‘A’	5,807	190,063
Ready Capital Corp REIT	14,785	165,592
Realogy Holdings Corp	38,669	365,035
Red River Bancshares Inc	1,835	78,905
Redfin Corp *	32,837	1,639,551
Redwood Trust Inc REIT	38,485	289,407
Regional Management Corp *	3,141	52,329
Reliant Bancorp Inc	5,537	80,286
Renasant Corp	18,887	429,113
Republic Bancorp Inc ‘A’	3,517	99,039
Republic First Bancorp Inc *	17,936	35,513
Retail Opportunity Investments Corp REIT	39,159	407,841
Retail Properties of America Inc ‘A’ REIT	73,982	429,835
Retail Value Inc REIT	6,296	79,141
Richmond Mutual Bancorporation Inc	4,274	45,219
Riverview Bancorp Inc	8,620	35,773
RLI Corp	13,450	1,126,168
RLJ Lodging Trust REIT	56,442	488,788
RPT Realty REIT	26,513	144,231
Ryman Hospitality Properties Inc REIT	16,931	623,061
S&T Bancorp Inc	13,349	236,144
Sabra Health Care REIT Inc	69,462	957,534
Safeguard Scientifics Inc	6,837	37,467
Safehold Inc REIT	5,757	357,510
Safety Insurance Group Inc	4,876	336,883
Salisbury Bancorp Inc	876	27,690
Sandy Spring Bancorp Inc	15,660	361,433
Saul Centers Inc REIT	4,200	111,636
SB Financial Group Inc	2,364	31,890
Sculptor Capital Management Inc	5,702	66,941
Seacoast Banking Corp of Florida *	17,984	324,252
Security National Financial Corp ‘A’ *	2,475	15,840
Select Bancorp Inc *	5,514	39,646
Selective Insurance Group Inc	20,080	1,033,919
Selectquote Inc *	10,673	216,128
Seritage Growth Properties REIT *	11,047	148,582
Service Properties Trust REIT	55,400	440,430
ServisFirst Bancshares Inc	16,695	568,131
Shore Bancshares Inc	4,523	49,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Siebert Financial Corp *	3,512	$11,344
Sierra Bancorp	5,318	89,289
Silvercrest Asset Management Group Inc ‘A’	3,407	35,637
Silvergate Capital Corp ‘A’ *	5,385	77,544
Simmons First National Corp ‘A’	36,617	580,563
SITE Centers Corp REIT	52,680	379,296
SmartFinancial Inc	4,953	67,311
South Plains Financial Inc	3,918	48,622
South State Corp	23,720	1,142,118
Southern First Bancshares Inc *	2,678	64,674
Southern Missouri Bancorp Inc	2,884	68,005
Southern National Bancorp of Virginia Inc	7,302	63,381
Southside Bancshares Inc	10,376	253,486
Spirit of Texas Bancshares Inc *	4,973	55,499
STAG Industrial Inc REIT	50,982	1,554,441
Standard AVB Financial Corp	1,157	37,776
State Auto Financial Corp	6,167	84,858
Sterling Bancorp Inc	6,045	18,195
Stewart Information Services Corp	8,845	386,792
Stifel Financial Corp	22,521	1,138,662
Stock Yards Bancorp Inc	6,894	234,672
StoneX Group Inc *	5,448	278,720
Stratus Properties Inc *	1,817	39,175
Summit Financial Group Inc	4,367	64,675
Summit Hotel Properties Inc REIT	34,334	177,850
Sunstone Hotel Investors Inc REIT	71,934	571,156
Tanger Factory Outlet Centers Inc REIT	30,782	185,615
Terreno Realty Corp REIT	22,635	1,239,493
Territorial Bancorp Inc	2,583	52,254
Texas Capital Bancshares Inc *	17,287	538,144
The Bancorp Inc *	18,183	157,101
The Bank of NT Butterfield & Son Ltd (Bermuda)	18,240	406,387
The Bank of Princeton	1,835	33,342
The Community Financial Corp	1,833	39,135
The First Bancshares Inc	7,245	151,928
The First of Long Island Corp	7,453	110,379
The GEO Group Inc REIT	39,710	450,311
The Macerich Co REIT	51,097	346,949
The RMR Group Inc ‘A’	4,874	133,889
The St Joe Co *	11,182	230,685
Third Point Reinsurance Ltd * (Bermuda)	26,349	183,126
Timberland Bancorp Inc	2,761	49,698
Tiptree Inc	8,409	41,625
Tompkins Financial Corp	4,791	272,177
Towne Bank	21,645	354,978
TPG RE Finance Trust Inc REIT	19,308	163,346
Transcontinental Realty Investors Inc REIT *	488	12,166
Trean Insurance Group Inc *	3,733	56,928
TriCo Bancshares	8,595	210,492
TriState Capital Holdings Inc *	9,759	129,209
Triumph Bancorp Inc *	7,656	238,408
Trupanion Inc *	10,203	805,017
TrustCo Bank Corp NY	33,541	175,084
Trustmark Corp	21,761	465,903
Two Harbors Investment Corp REIT	94,092	478,928
UMB Financial Corp	14,651	718,046
UMH Properties Inc REIT	12,510	169,385
United Bankshares Inc	41,894	899,464
United Community Banks Inc	25,302	428,363
United Fire Group Inc	7,581	154,046
United Insurance Holdings Corp	7,819	47,383
United Security Bancshares	4,531	27,684
Uniti Group Inc REIT	66,500	700,577
Unity Bancorp Inc	2,662	30,826
Universal Health Realty Income Trust REIT	4,230	241,068
Universal Insurance Holdings Inc	8,902	123,204
Univest Financial Corp	10,691	153,630
Urban Edge Properties REIT	39,963	388,440
Urstadt Biddle Properties Inc ‘A’ REIT	10,954	100,777
Valley National Bancorp	133,732	916,064

	Shares	Value
Vericity Inc	909	$9,272
Veritex Holdings Inc	15,747	268,171
Virtus Investment Partners Inc	2,480	343,852
Waddell & Reed Financial Inc ‘A’	22,477	333,783
Walker & Dunlop Inc	9,723	515,319
Washington Federal Inc	25,390	529,635
Washington Real Estate Investment Trust REIT	28,328	570,243
Washington Trust Bancorp Inc	5,756	176,479
Waterstone Financial Inc	7,258	112,426
Watford Holdings Ltd * (Bermuda)	5,694	130,620
WesBanco Inc	21,706	463,640
West Bancorporation Inc	6,104	96,687
Westamerica Bancorporation	8,805	478,552
Western Asset Mortgage Capital Corp REIT	18,348	37,430
Western New England Bancorp Inc	8,468	47,675
Westwood Holdings Group Inc	2,746	30,590
Whitestone REIT	12,262	73,572
WisdomTree Investments Inc	45,614	145,965
World Acceptance Corp *	1,554	164,025
WSFS Financial Corp	17,298	466,527
Xenia Hotels & Resorts Inc REIT	38,928	341,788

		134,578,684

Industrial - 13.8%

AAON Inc	13,748	828,317
AAR Corp	11,883	223,400
Advanced Disposal Services Inc *	24,930	753,634
Advanced Drainage Systems Inc	18,833	1,175,933
Advanced Energy Industries Inc *	12,807	806,073
Aegion Corp *	10,758	152,011
Aerojet Rocketdyne Holdings Inc *	24,765	987,876
AeroVironment Inc *	7,414	444,914
Air Transport Services Group Inc *	19,740	494,684
Akoustis Technologies Inc *	10,661	86,994
Alamo Group Inc	3,314	358,011
Alarm.com Holdings Inc *	16,092	889,083
Albany International Corp ‘A’	10,605	525,054
Allied Motion Technologies Inc	2,145	88,546
Altra Industrial Motion Corp	21,792	805,650
American Outdoor Brands Inc *	4,695	61,176
American Superconductor Corp *	8,145	117,940
American Woodmark Corp *	5,778	453,804
API Group Corp * ~	46,963	668,283
Apogee Enterprises Inc	8,474	181,089
Applied Industrial Technologies Inc	13,040	718,504
Applied Optoelectronics Inc *	7,250	81,563
ArcBest Corp	8,395	260,749
Arcosa Inc	16,366	721,577
Ardmore Shipping Corp (Ireland)	10,318	36,732
Argan Inc	5,179	217,052
Astec Industries Inc	7,718	418,701
Astronics Corp *	7,939	61,289
Atkore International Group Inc *	15,912	361,680
Atlas Air Worldwide Holdings Inc *	8,681	528,673
AZZ Inc	8,549	291,692
Badger Meter Inc	9,854	644,156
Barnes Group Inc	16,196	578,845
Bel Fuse Inc ‘B’	4,000	42,720
Belden Inc	14,679	456,810
Benchmark Electronics Inc	12,230	246,434
Bloom Energy Corp ‘A’ *	30,500	548,085
Boise Cascade Co	13,466	537,563
Brady Corp ‘A’	15,919	637,078
Bristow Group Inc *	2,132	45,305
Builders FirstSource Inc *	39,129	1,276,388
Cactus Inc ‘A’	15,304	293,684
Caesarstone Ltd	8,122	79,596
Casella Waste Systems Inc ‘A’ *	15,525	867,071
CECO Environmental Corp *	11,420	83,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Chart Industries Inc *	12,185	$856,240
Chase Corp	2,570	245,178
CIRCOR International Inc *	6,489	177,474
Columbus McKinnon Corp	7,797	258,081
Comfort Systems USA Inc	12,167	626,722
Comtech Telecommunications Corp	7,767	108,738
Concrete Pumping Holdings Inc *	9,456	33,758
Construction Partners Inc ‘A’ *	8,792	160,014
Cornerstone Building Brands Inc *	15,703	125,310
Costamare Inc (Monaco)	18,538	112,526
Covanta Holding Corp	40,691	315,355
Covenant Logistics Group Inc ‘A’ *	3,693	64,591
CryoPort Inc *	11,753	557,092
CSW Industrials Inc	4,619	356,818
CyberOptics Corp *	2,473	78,740
Daseke Inc *	16,273	87,386
DHT Holdings Inc	38,941	200,936
Diamond S Shipping Inc *	9,657	66,344
Digimarc Corp *	4,532	101,200
Dorian LPG Ltd *	11,835	94,798
Ducommun Inc *	3,903	128,487
DXP Enterprises Inc *	6,065	97,828
Dycom Industries Inc *	10,544	556,934
Eagle Bulk Shipping Inc *	2,297	37,602
Eastman Kodak Co *	5,904	52,073
Echo Global Logistics Inc *	8,735	225,101
EMCOR Group Inc	18,413	1,246,744
Encore Wire Corp	6,742	312,964
Energy Recovery Inc *	13,220	108,404
Enerpac Tool Group Corp	18,374	345,615
EnerSys	14,378	965,051
EnPro Industries Inc	7,060	398,255
ESCO Technologies Inc	8,596	692,494
Evoqua Water Technologies Corp *	30,810	653,788
Exponent Inc	17,406	1,253,754
Fabrinet * (Thailand)	12,342	777,916
FARO Technologies Inc *	5,959	363,380
Federal Signal Corp	20,641	603,749
Fitbit Inc ‘A’ *	81,940	570,302
Fluidigm Corp *	25,316	188,098
Fluor Corp	48,828	430,175
Forterra Inc *	5,881	69,513
Forward Air Corp	9,520	546,258
Franklin Electric Co Inc	15,609	918,277
Frontline Ltd (Norway)	38,829	252,388
GATX Corp	11,776	750,720
Genco Shipping & Trading Ltd	6,381	44,029
Gencor Industries Inc *	3,028	33,399
General Finance Corp *	3,045	19,275
Gibraltar Industries Inc *	11,029	718,429
Golar LNG Ltd * (Bermuda)	30,502	184,690
GoPro Inc ‘A’ *	45,700	207,021
Graham Corp	3,212	41,017
Granite Construction Inc	16,176	284,859
Great Lakes Dredge & Dock Corp *	22,515	214,118
Greif Inc ‘A’	8,584	310,827
Greif Inc ‘B’	2,103	83,026
Griffon Corp	14,396	281,298
Harsco Corp *	26,528	369,004
Haynes International Inc	4,126	70,513
Heartland Express Inc	15,691	291,853
Helios Technologies Inc	10,289	374,520
Heritage-Crystal Clean Inc *	5,110	68,219
Hillenbrand Inc	24,948	707,525
Hub Group Inc ‘A’ *	11,270	565,698
Hurco Cos Inc	2,351	66,768
Hyster-Yale Materials Handling Inc	3,573	132,737
Ichor Holdings Ltd *	7,113	153,427
IES Holdings Inc *	2,931	93,118
II-VI Inc *	34,368	1,393,966
Insteel Industries Inc	6,598	123,383

	Shares	Value
International Seaways Inc	8,314	$121,468
Intevac Inc *	7,660	42,207
IntriCon Corp *	2,859	34,823
Iteris Inc *	14,413	59,093
Itron Inc *	13,495	819,686
JELD-WEN Holding Inc *	23,391	528,637
John Bean Technologies Corp	10,607	974,677
Kadant Inc	3,829	419,735
Kaman Corp	9,481	369,475
KBR Inc	48,175	1,077,193
Kennametal Inc	28,154	814,777
Kimball Electronics Inc *	8,043	92,977
Knowles Corp *	30,219	450,263
Kratos Defense & Security Solutions Inc *	40,784	786,316
Lawson Products Inc *	1,438	59,001
LB Foster Co ‘A’ *	3,423	45,937
Lindsay Corp	3,589	346,985
Louisiana-Pacific Corp	38,231	1,128,197
LSI Industries Inc	9,003	60,770
Luxfer Holdings PLC (United Kingdom)	8,995	112,887
Lydall Inc *	5,290	87,497
Marten Transport Ltd	20,641	336,861
Masonite International Corp *	8,222	809,045
MasTec Inc *	19,166	808,805
Materion Corp	6,860	356,926
Matson Inc	14,282	572,565
Matthews International Corp ‘A’	10,778	240,996
Mayville Engineering Co Inc *	2,023	18,591
Mesa Laboratories Inc	1,594	406,087
Mistras Group Inc *	5,593	21,869
Montrose Environmental Group Inc *	3,561	84,823
Moog Inc ‘A’	9,917	630,027
Mueller Industries Inc	18,715	506,428
Mueller Water Products Inc ‘A’	53,898	560,000
Myers Industries Inc	11,565	153,005
MYR Group Inc *	5,812	216,090
Napco Security Technologies Inc *	4,168	97,948
National Presto Industries Inc	1,786	146,202
NL Industries Inc	2,103	8,938
nLight Inc *	11,417	268,071
NN Inc	12,762	65,852
Nordic American Tankers Ltd	46,658	162,836
Northwest Pipe Co *	3,331	88,138
Novanta Inc *	11,600	1,221,944
NV5 Global Inc *	3,524	185,961
NVE Corp	1,745	85,645
O-I Glass Inc	53,754	569,255
Olympic Steel Inc	2,927	33,251
Omega Flex Inc	1,022	160,168
Orion Energy Systems Inc *	8,531	64,580
OSI Systems Inc *	5,694	441,911
Overseas Shipholding Group Inc ‘A’ *	23,426	50,132
PAM Transportation Services Inc *	685	25,756
Pangaea Logistics Solutions Ltd	3,906	10,117
Park Aerospace Corp	7,119	77,739
Park-Ohio Holdings Corp	3,433	55,168
Patrick Industries Inc	7,695	442,616
PGT Innovations Inc *	19,455	340,852
Plexus Corp *	9,633	680,379
Powell Industries Inc	3,356	80,980
Primoris Services Corp	16,008	288,784
Proto Labs Inc *	9,067	1,174,176
Pure Cycle Corp *	5,726	51,591
Radiant Logistics Inc *	12,971	66,671
Ranpak Holdings Corp *	9,378	89,279
Raven Industries Inc	11,798	253,893
RBC Bearings Inc *	8,324	1,008,952
Research Frontiers Inc *	9,216	24,883
Rexnord Corp	41,234	1,230,423
Ryerson Holding Corp *	6,504	37,268
Safe Bulkers Inc * (Greece)	16,949	17,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Saia Inc *	8,923	$1,125,547
Sanmina Corp *	22,663	613,034
Scorpio Bulkers Inc	3,359	47,563
Scorpio Tankers Inc (Monaco)	17,896	198,109
SEACOR Holdings Inc *	6,836	198,791
SFL Corp Ltd (Norway)	30,720	230,093
Sharps Compliance Corp *	4,772	29,920
Simpson Manufacturing Co Inc	14,787	1,436,705
SMART Global Holdings Inc *	4,441	121,417
Smith & Wesson Brands Inc	18,780	291,466
SPX Corp *	14,374	666,666
SPX FLOW Inc *	14,256	610,442
Standex International Corp	3,960	234,432
Sterling Construction Co Inc *	8,688	123,022
Stoneridge Inc *	9,235	169,647
Sturm Ruger & Co Inc	5,793	354,300
Summit Materials Inc ‘A’ *	38,686	639,866
Tennant Co	6,096	367,955
Terex Corp	23,217	449,481
Tetra Tech Inc	18,239	1,741,824
The Eastern Co	1,965	38,357
The Gorman-Rupp Co	6,207	182,858
The Greenbrier Cos Inc	10,812	317,873
The Manitowoc Co Inc *	12,666	106,521
Tidewater Inc *	12,502	83,888
TimkenSteel Corp *	15,995	56,782
TopBuild Corp *	11,226	1,916,166
Transcat Inc *	2,471	72,400
Tredegar Corp	9,154	136,120
TriMas Corp *	14,436	329,141
Trinseo SA	12,969	332,525
Triumph Group Inc	16,255	105,820
TTM Technologies Inc *	33,129	378,002
Turtle Beach Corp *	4,878	88,780
Tutor Perini Corp *	13,411	149,264
UFP Industries Inc	20,296	1,146,927
UFP Technologies Inc *	2,005	83,047
Ultralife Corp *	2,546	15,021
Universal Logistics Holdings Inc	2,688	56,072
US Concrete Inc *	5,095	147,959
US Ecology Inc	10,461	341,761
US Xpress Enterprises Inc ‘A’ *	8,273	68,335
Vicor Corp *	6,514	506,333
Vishay Intertechnology Inc	44,546	693,581
Vishay Precision Group Inc *	3,713	94,013
Watts Water Technologies Inc ‘A’	9,291	930,494
Welbilt Inc *	42,842	263,907
Werner Enterprises Inc	20,654	867,261
Willis Lease Finance Corp *	973	17,952
WillScot Mobile Mini Holdings Corp *	54,199	904,039
Worthington Industries Inc	12,232	498,821
Wrap Technologies Inc *	4,286	29,016

		88,515,412

Technology - 10.3%

1Life Healthcare Inc *	26,635	755,369
3D Systems Corp *	40,641	199,547
8x8 Inc *	34,874	542,291
ACI Worldwide Inc *	38,709	1,011,466
Agilysys Inc *	6,521	157,547
Akerna Corp *	3,235	11,775
Allscripts Healthcare Solutions Inc *	54,567	444,175
Alpha & Omega Semiconductor Ltd *	7,357	94,317
Altair Engineering Inc ‘A’ *	14,322	601,238
Ambarella Inc *	11,286	588,903
American Software Inc ‘A’	10,436	146,521
Amkor Technology Inc *	34,295	384,104
Appfolio Inc ‘A’ *	5,528	783,926
Appian Corp *	12,063	781,079
Asure Software Inc *	3,486	26,319

	Shares	Value
Atomera Inc *	5,135	$53,661
Avaya Holdings Corp *	27,856	423,411
Avid Technology Inc *	10,994	94,109
Axcelis Technologies Inc *	11,536	253,792
AXT Inc *	13,564	83,012
Bandwidth Inc ‘A’ *	6,500	1,134,705
Benefitfocus Inc *	10,626	119,011
Blackbaud Inc	16,730	934,036
Blackline Inc *	17,033	1,526,668
Bottomline Technologies DE Inc *	14,483	610,603
Box Inc ‘A’ *	47,021	816,285
Brightcove Inc *	13,883	142,162
Brooks Automation Inc	24,562	1,136,238
Cardlytics Inc *	8,935	630,543
Cerence Inc *	12,575	614,540
CEVA Inc *	7,124	280,472
Cloudera Inc *	69,104	752,543
CMC Materials Inc *	9,844	1,405,822
Cohu Inc	13,733	235,933
CommVault Systems Inc *	14,122	576,178
Computer Programs & Systems Inc	4,693	129,574
Conduent Inc *	53,380	169,748
Cornerstone OnDemand Inc *	20,884	759,342
CSG Systems International Inc	11,099	454,504
CTS Corp	10,437	229,927
Cubic Corp	10,812	628,934
Daily Journal Corp *	386	93,412
Diebold Nixdorf Inc *	22,271	170,150
Digi International Inc *	10,411	162,724
Digital Turbine Inc *	27,830	911,154
Diodes Inc *	14,666	827,896
Domo Inc ‘B’ *	8,585	329,063
Donnelley Financial Solutions Inc *	10,503	140,320
DSP Group Inc *	7,093	93,486
Ebix Inc	8,727	179,776
eGain Corp *	7,417	105,099
Envestnet Inc *	18,019	1,390,346
Evolent Health Inc ‘A’ *	26,239	325,626
ExlService Holdings Inc *	11,278	744,010
FormFactor Inc *	26,392	657,953
Glu Mobile Inc *	49,192	377,549
GSI Technology Inc *	4,773	26,920
GTY Technology Holding Inc *	14,669	38,873
Health Catalyst Inc *	11,454	419,216
IBEX Ltd *	1,980	30,452
iCAD Inc *	6,937	61,115
Immersion Corp *	6,310	44,486
Impinj Inc *	5,934	156,361
Inovalon Holdings Inc ‘A’ *	25,216	666,963
Insight Enterprises Inc *	11,922	674,547
Intellicheck Inc *	5,693	37,972
Intelligent Systems Corp *	2,518	98,152
j2 Global Inc *	15,334	1,061,419
Lattice Semiconductor Corp *	45,593	1,320,373
LivePerson Inc *	21,073	1,095,585
MACOM Technology Solutions Holdings Inc ‘H’ *	15,822	538,106
ManTech International Corp ‘A’	9,290	639,895
Mastech Digital Inc *	1,374	24,746
MAXIMUS Inc	20,748	1,419,371
MaxLinear Inc *	23,097	536,774
MicroStrategy Inc ‘A’ *	2,603	391,908
Mitek Systems Inc *	11,561	147,287
MobileIron Inc *	31,857	223,318
Model N Inc *	11,500	405,720
MTS Systems Corp	6,849	130,884
NantHealth Inc *	9,421	22,045
NetScout Systems Inc *	23,267	507,919
NextGen Healthcare Inc *	19,433	247,576
Omnicell Inc *	14,383	1,073,835
OneSpan Inc *	11,360	238,106

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Onto Innovation Inc *	16,337	$486,516
Ontrak Inc *	2,761	165,660
PAE Inc *	21,059	179,002
PAR Technology Corp *	5,267	213,366
Park City Group Inc *	3,696	18,221
Parsons Corp *	7,864	263,759
PDF Solutions Inc *	10,195	190,748
Perspecta Inc	46,957	913,314
Photronics Inc *	21,014	209,299
Phreesia Inc *	9,465	304,110
Ping Identity Holding Corp *	12,284	383,384
Pitney Bowes Inc	60,192	319,620
Pixelworks Inc *	13,042	26,736
PlayAGS Inc *	8,680	30,727
Power Integrations Inc	19,988	1,107,335
Progress Software Corp	15,150	555,702
PROS Holdings Inc *	13,537	432,372
QAD Inc ‘A’	4,044	170,657
Qualys Inc *	11,542	1,131,231
Quantum Corp *	10,489	48,249
Rackspace Technology Inc *	11,227	216,569
Rambus Inc *	38,561	527,900
Rapid7 Inc *	17,093	1,046,775
Red Violet Inc *	2,201	40,630
Rimini Street Inc *	6,302	20,292
Rosetta Stone Inc *	8,235	246,885
SailPoint Technologies Holding Inc *	29,824	1,180,136
Sapiens International Corp (Israel)	8,444	258,218
Schrodinger Inc *	9,882	469,494
SeaChange International Inc *	8,162	7,104
SecureWorks Corp ‘A’ *	3,091	35,206
Semtech Corp *	21,875	1,158,500
Silicon Laboratories Inc *	14,709	1,439,276
Simulations Plus Inc	4,761	358,789
SiTime Corp *	3,071	258,056
Smith Micro Software Inc *	11,596	43,253
Sprout Social Inc ‘A’ *	9,200	354,200
SPS Commerce Inc *	11,884	925,407
StarTek Inc *	5,184	27,216
Super Micro Computer Inc *	15,179	400,726
SVMK Inc *	41,204	911,020
SWK Holdings Corp *	1,043	14,602
Sykes Enterprises Inc *	12,848	439,530
Synaptics Inc *	11,516	926,117
Synchronoss Technologies Inc *	14,785	44,503
Tabula Rasa HealthCare Inc *	6,901	281,354
Tenable Holdings Inc *	23,886	901,697
The ExOne Co *	3,969	48,501
TTEC Holdings Inc	6,081	331,719
Ultra Clean Holdings Inc *	13,873	297,715
Unisys Corp *	20,293	216,526
Upland Software Inc *	8,701	328,028
Varonis Systems Inc *	10,582	1,221,374
Veeco Instruments Inc *	16,982	198,180
Verint Systems Inc *	21,627	1,041,989
Veritone Inc *	8,329	76,294
Verra Mobility Corp *	45,705	441,510
Virtusa Corp *	9,959	489,584
Vocera Communications Inc *	11,021	320,491
Workiva Inc *	13,242	738,374
Xperi Holding Corp	36,356	417,730
Yext Inc *	34,835	528,795
Zuora Inc ‘A’ *	33,289	344,208

		66,237,299

Utilities - 3.2%

ALLETE Inc	17,759	918,851
Ameresco Inc ‘A’ *	8,010	267,534
American States Water Co	12,505	937,250
Arch Resources Inc	5,376	228,372

	Shares	Value
Artesian Resources Corp ‘A’	2,801	$96,550
Atlantic Power Corp *	27,820	54,527
Avista Corp	22,788	777,527
Black Hills Corp	21,381	1,143,670
Brookfield Infrastructure Corp ‘A’ (Canada)	11,086	614,054
Brookfield Renewable Corp ‘A’	23,215	1,360,399
California Water Service Group	16,815	730,612
Chesapeake Utilities Corp	5,595	471,658
Clearway Energy Inc ‘A’	11,826	292,102
Clearway Energy Inc ‘C’	27,932	753,047
Consolidated Water Co Ltd (Cayman)	5,100	53,091
Genie Energy Ltd ‘B’	4,660	37,280
Global Water Resources Inc	4,109	44,295
MGE Energy Inc	12,376	775,480
Middlesex Water Co	5,654	351,396
New Jersey Resources Corp	32,391	875,205
Northwest Natural Holding Co	10,199	462,933
NorthWestern Corp	17,095	831,501
ONE Gas Inc	17,873	1,233,416
Ormat Technologies Inc	13,468	796,093
Otter Tail Corp	13,659	494,046
PICO Holdings Inc *	6,704	60,068
PNM Resources Inc	26,893	1,111,488
Portland General Electric Co	30,699	1,089,814
RGC Resources Inc	2,592	60,782
SJW Group	8,935	543,784
South Jersey Industries Inc	34,020	655,565
Southwest Gas Holdings Inc *	18,864	1,190,318
Spark Energy Inc ‘A’	3,905	32,490
Spire Inc	17,057	907,432
The York Water Co	4,577	193,470
Unitil Corp	5,022	194,050

		20,640,150

Total Common Stocks (Cost $598,819,637)		639,766,723

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $1,607,536; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $1,639,771)	$1,607,536	1,607,536

Total Short-Term Investment (Cost $1,607,536)		1,607,536

TOTAL INVESTMENTS - 99.8% (Cost $600,427,616)		641,380,371

DERIVATIVES - 0.0%		22,294

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,224,185

NET ASSETS - 100.0%		$642,626,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/20	43	$3,212,166	$3,234,460	$22,294

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$443	$-	$443	$-
	Warrants	5,669	5,669	-	-
	Common Stocks	639,766,723	639,766,723	-	-
	Short-Term Investment	1,607,536	-	1,607,536	-
	Derivatives:
	Equity Contracts
	Futures	22,294	22,294	-	-

	Total	$641,402,665	$639,794,686	$1,607,979	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 3.6%

AdvanSix Inc *	13,420	$172,849
Carpenter Technology Corp	90,762	1,648,238
GCP Applied Technologies Inc *	64,724	1,355,968
Orion Engineered Carbons SA (Germany)	263,343	3,294,421
Schnitzer Steel Industries Inc ‘A’	116,060	2,231,834

		8,703,310

Communications - 2.6%

A10 Networks Inc *	190,704	1,214,784
Casa Systems Inc *	392,446	1,581,557
Criteo SA ADR * (France)	209,651	2,555,646
Houghton Mifflin Harcourt Co *	478,678	828,113

		6,180,100

Consumer, Cyclical - 24.4%

Blue Bird Corp *	175,617	2,135,503
Callaway Golf Co	175,439	3,357,902
Citi Trends Inc	121,746	3,041,215
Cooper Tire & Rubber Co	70,669	2,240,207
Crocs Inc *	55,506	2,371,771
Dana Inc	297,621	3,666,691
El Pollo Loco Holdings Inc *	200,354	3,245,735
Foot Locker Inc	79,800	2,635,794
Hilton Grand Vacations Inc *	22,995	482,435
KB Home	113,410	4,353,810
Knoll Inc	143,766	1,733,818
Malibu Boats Inc ‘A’ *	50,578	2,506,646
Oxford Industries Inc	68,422	2,761,512
Papa John’s International Inc	36,491	3,002,479
Regis Corp *	266,023	1,633,381
REV Group Inc	258,050	2,036,015
Ruth’s Hospitality Group Inc	310,775	3,437,172
Skechers U.S.A. Inc ‘A’ *	62,278	1,882,041
SkyWest Inc	105,318	3,144,795
Taylor Morrison Home Corp *	128,778	3,166,651
The Shyft Group Inc	176,880	3,339,494
Williams-Sonoma Inc	33,140	2,997,182

		59,172,249

Consumer, Non-Cyclical - 7.5%

Herc Holdings Inc *	64,740	2,564,351
ICON PLC * (Ireland)	13,978	2,671,056
Molina Healthcare Inc *	15,803	2,892,581
Nomad Foods Ltd * (United Kingdom)	136,165	3,469,484
Primo Water Corp	221,732	3,148,595
The Hain Celestial Group Inc *	97,052	3,328,884

		18,074,951

Energy - 2.1%

Dril-Quip Inc *	85,985	2,128,989
Helix Energy Solutions Group Inc *	658,181	1,586,216
MRC Global Inc *	338,325	1,448,031

		5,163,236

Financial - 33.4%

1st Source Corp	60,933	1,879,174
Armada Hoffler Properties Inc REIT	146,833	1,359,674
Associated Banc-Corp	140,003	1,766,838
Bank of Marin Bancorp	61,528	1,781,851
BankUnited Inc	170,673	3,739,445
Carter Bank & Trust	219,680	1,460,872
City Office REIT Inc	183,765	1,381,913

	Shares	Value
Cousins Properties Inc REIT	87,591	$2,504,227
Essent Group Ltd	70,787	2,619,827
First American Financial Corp	36,673	1,867,022
First Horizon National Corp	216,706	2,043,538
Harborone Bancorp Inc *	335,448	2,707,065
Heritage Financial Corp	127,946	2,352,927
Independence Realty Trust Inc REIT	280,323	3,248,943
Independent Bank Group Inc	64,294	2,840,509
Moelis & Co ‘A’	97,531	3,427,239
National Storage Affiliates Trust REIT	70,993	2,322,181
Pacific Premier Bancorp Inc	104,622	2,107,087
Physicians Realty Trust REIT	174,670	3,128,340
RLJ Lodging Trust REIT	204,360	1,769,758
Sandy Spring Bancorp Inc	85,859	1,981,626
Selective Insurance Group Inc	52,781	2,717,694
STAG Industrial Inc REIT	121,638	3,708,743
State Auto Financial Corp	57,369	789,397
Sterling Bancorp	198,976	2,093,227
Stifel Financial Corp	61,010	3,084,666
Synovus Financial Corp	145,193	3,073,736
Texas Capital Bancshares Inc *	77,750	2,420,357
The Hanover Insurance Group Inc	30,370	2,829,877
TriCo Bancshares	99,017	2,424,926
Umpqua Holdings Corp	201,374	2,138,592
Webster Financial Corp	113,469	2,996,716
WSFS Financial Corp	105,757	2,852,266
Zions Bancorp NA	51,232	1,496,999

		80,917,252

Industrial - 16.4%

AAR Corp	113,479	2,133,405
Belden Inc	87,491	2,722,720
Cactus Inc ‘A’	129,560	2,486,256
EnerSys	46,658	3,131,685
GATX Corp	54,730	3,489,037
Graphic Packaging Holding Co	193,590	2,727,683
Hillenbrand Inc	85,294	2,418,938
Kennametal Inc	136,221	3,942,236
Masonite International Corp *	32,239	3,172,318
Primoris Services Corp	180,115	3,249,275
Regal Beloit Corp	48,278	4,531,856
Terex Corp	129,526	2,507,623
Trinseo SA	75,200	1,928,128
TTM Technologies Inc *	2,343	26,734
Vishay Intertechnology Inc	72,211	1,124,325

		39,592,219

Technology - 5.3%

CommVault Systems Inc *	63,363	2,585,211
CSG Systems International Inc	30,723	1,258,107
Kulicke & Soffa Industries Inc (Singapore)	79,818	1,787,923
MagnaChip Semiconductor Corp * (South Korea)	161,967	2,218,948
NCR Corp *	80,143	1,774,366
NetScout Systems Inc *	78,957	1,723,631
Unisys Corp *	146,342	1,561,469

		12,909,655

Utilities - 3.1%

Black Hills Corp	31,204	1,669,102
PNM Resources Inc	63,633	2,629,952
Southwest Gas Holdings Inc *	50,210	3,168,251

		7,467,305

Total Common Stocks (Cost $273,198,561)		238,180,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $2,953,223; collateralized by U.S. Treasury Notes: 2.50% due 01/31/25 and value $3,012,349)	$2,953,223	$2,953,223

Total Short-Term Investment (Cost $2,953,223)		2,953,223

TOTAL INVESTMENTS - 99.6% (Cost $276,151,784)		241,133,500

OTHER ASSETS & LIABILITIES, NET - 0.4%		994,389

NET ASSETS - 100.0%		$242,127,889

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$238,180,277	$238,180,277	$-	$-
	Short-Term Investment	2,953,223	-	2,953,223	-

	Total	$241,133,500	$238,180,277	$2,953,223	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * Ω ±	337,364	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 97.3%

Communications - 9.5%

Alphabet Inc ‘C’ *	4,926	7,239,250
Booking Holdings Inc*	3,839	6,567,301
Charter Communications Inc ‘A’ *	15,559	9,714,106
Cisco Systems Inc	172,532	6,796,035
CommScope Holding Co Inc*	566,096	5,094,864
Discovery Inc ‘C’ *	270,358	5,299,017
DISH Network Corp ‘A’ *	206,824	6,004,101
Liberty Media Corp-Liberty SiriusXM ‘C’ *	101,955	3,372,671
Nexstar Media Group Inc ‘A’	85,550	7,693,511
T-Mobile US Inc*	66,820	7,641,535
Verizon Communications Inc	341,220	20,299,178
ViacomCBS Inc ‘B’	210,567	5,897,982

		91,619,551

Consumer, Cyclical - 7.2%

AutoZone Inc*	9,942	11,708,097
Best Buy Co Inc	85,717	9,539,445
Columbia Sportswear Co	71,488	6,218,026
Kohl’s Corp	158,478	2,936,597
Las Vegas Sands Corp	95,352	4,449,124
Mohawk Industries Inc*	49,294	4,810,602
Newell Brands Inc	339,496	5,825,752
Nordstrom Inc	186,948	2,228,420
Ralph Lauren Corp	64,826	4,406,223
Southwest Airlines Co	106,770	4,003,875
The Home Depot Inc	25,385	7,049,668
Walgreens Boots Alliance Inc	175,939	6,319,729

		69,495,558

Consumer, Non-Cyclical - 15.5%

AbbVie Inc	156,868	13,740,068
AmerisourceBergen Corp	73,946	7,166,846
Amgen Inc	27,487	6,986,096
Bristol-Myers Squibb Co	285,827	17,232,510
Cigna Corp	17,451	2,956,374
Coty Inc ‘A’	536,388	1,448,248
HCA Healthcare Inc	30,335	3,782,168
Johnson & Johnson	126,095	18,773,024
Keurig Dr Pepper Inc	169,580	4,680,408
Medtronic PLC	94,928	9,864,918
Merck & Co Inc	98,350	8,158,132
Pfizer Inc	382,972	14,055,072
Post Holdings Inc*	97,498	8,384,828
Sysco Corp	70,963	4,415,318
The Procter & Gamble Co	119,862	16,659,619
UnitedHealth Group Inc	32,588	10,159,961

		148,463,590

Energy - 6.7%

Cabot Oil & Gas Corp	214,522	3,724,102
Chevron Corp	62,072	4,469,184
ConocoPhillips	330,338	10,848,300
Diamondback Energy Inc	45,529	1,371,333

	Shares	Value
EQT Corp	315,743	$4,082,557
Equitrans Midstream Corp	580,476	4,910,827
Kinder Morgan Inc	653,808	8,061,453
Marathon Petroleum Corp	240,384	7,052,867
Murphy USA Inc*	48,950	6,278,816
Phillips 66	131,438	6,813,746
The Williams Cos Inc	336,538	6,612,972

		64,226,157

Financial - 36.4%

Alleghany Corp	10,878	5,661,455
American Express Co	83,045	8,325,261
American Homes 4 Rent ‘A’ REIT	245,253	6,984,805
American International Group Inc	156,905	4,319,595
Bank of America Corp	1,395,926	33,627,857
Berkshire Hathaway Inc ‘B’ *	115,806	24,659,730
Boston Properties Inc REIT	28,753	2,308,866
Brixmor Property Group Inc REIT	407,951	4,768,947
Capital One Financial Corp	237,284	17,051,228
CBRE Group Inc ‘A’ *	173,966	8,171,183
Chubb Ltd	65,909	7,653,353
Citigroup Inc	185,513	7,997,465
Citizens Financial Group Inc	362,088	9,153,585
CNA Financial Corp	62,912	1,886,731
EastGroup Properties Inc REIT	31,342	4,053,461
Fairfax Financial Holdings Ltd (Canada)	18,543	5,438,291
Federal Realty Investment Trust REIT	59,593	4,376,510
Fifth Third Bancorp	227,864	4,858,061
First Republic Bank	16,649	1,815,740
Invesco Ltd	268,797	3,066,974
Kimco Realty Corp REIT	432,632	4,871,436
Loews Corp	534,709	18,581,138
M&T Bank Corp	83,632	7,701,671
Marsh & McLennan Cos Inc	40,755	4,674,599
Mid-America Apartment Communities Inc REIT	72,976	8,461,567
Morgan Stanley	219,226	10,599,577
Northern Trust Corp	89,063	6,944,242
Outfront Media Inc REIT	177,042	2,575,961
Public Storage REIT	47,797	10,645,348
Rayonier Inc REIT	274,305	7,252,624
T Rowe Price Group Inc	56,979	7,305,847
The Charles Schwab Corp	297,122	10,764,730
The Hartford Financial Services Group Inc	172,066	6,342,353
The PNC Financial Services Group Inc	180,120	19,796,989
The Travelers Cos Inc	137,274	14,851,674
Truist Financial Corp	318,549	12,120,789
US Bancorp	240,414	8,618,842
Wells Fargo & Co	633,864	14,902,143
Weyerhaeuser Co REIT	241,119	6,876,714

		350,067,342

Industrial - 13.0%

Arrow Electronics Inc*	73,777	5,803,299
Ball Corp	90,072	7,486,785
Carlisle Cos Inc	44,128	5,399,943
Dover Corp	117,534	12,733,634
Energizer Holdings Inc	186,869	7,314,053
General Dynamics Corp	52,773	7,305,366
Graphic Packaging Holding Co	499,253	7,034,475
Honeywell International Inc	70,899	11,670,684
Illinois Tool Works Inc	26,907	5,198,701
ITT Inc	95,482	5,638,212
Martin Marietta Materials Inc	55,015	12,948,330
Otis Worldwide Corp	49,456	3,087,043
Packaging Corp of America	82,675	9,015,709
Raytheon Technologies Corp	158,364	9,112,265
The Middleby Corp*	50,746	4,552,424
Trane Technologies PLC	33,911	4,111,709
Westrock Co	199,300	6,923,682

		125,336,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Technology - 3.2%

Analog Devices Inc	88,715	$10,356,589
Microsoft Corp	32,082	6,747,807
Texas Instruments Inc	94,609	13,509,219

		30,613,615

Utilities - 5.8%

American Electric Power Co Inc	154,067	12,591,896
Duke Energy Corp	57,774	5,116,465
Edison International	92,195	4,687,194
Entergy Corp	53,307	5,252,339
NextEra Energy Inc	49,532	13,748,102
Xcel Energy Inc	201,629	13,914,417

		55,310,413

Total Common Stocks (Cost $859,166,485)		935,132,540

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $23,970,603; collateralized by U.S. Treasury Notes: 1.125% - 2.500% due 01/31/25 - 02/28/25 and value $24,450,106)	$23,970,603	23,970,603

Total Short-Term Investment (Cost $23,970,603)		23,970,603

TOTAL INVESTMENTS - 99.8% (Cost $883,137,088)		959,103,143

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,905,876

NET ASSETS - 100.0%		$961,009,019

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$935,132,540	$935,132,540	$-	$-
	Short-Term Investment	23,970,603	-	23,970,603	-

	Total	$959,103,143	$935,132,540	$23,970,603	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%

Brazil - 1.7%

Lojas Americanas SA	4,681,807	$23,667,889

India - 0.0%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22 *	6,640,063	324,618

Total Preferred Stocks (Cost $25,639,289)		23,992,507

COMMON STOCKS - 96.2%

Belgium - 1.0%

Anheuser-Busch InBev SA/NV	261,944	14,103,175

Brazil - 3.3%

Ambev SA	2,972,451	6,637,322
B3 SA - Brasil Bolsa Balcao	1,281,512	12,552,926
Pagseguro Digital Ltd ‘A’ *	350,014	13,199,028
Vale SA ADR	1,317,513	13,939,287

		46,328,563

Chile - 0.7%

Falabella SA	3,477,218	10,184,973

China - 34.3%

Alibaba Group Holding Ltd ADR *	324,030	95,258,339
Budweiser Brewing Co APAC Ltd ~	4,797,700	14,032,499
Hansoh Pharmaceutical Group Co Ltd * ~	1,192,000	5,826,064
Huazhu Group Ltd ADR	1,163,793	50,322,409
Innovent Biologics Inc * ~	1,010,500	7,535,490
Jiangsu Hengrui Medicine Co Ltd ‘A’	2,279,871	30,182,672
Meituan Dianping ‘B’ *	363,200	11,441,266
New Oriental Education & Technology Group Inc ADR *	25,959	3,880,870
OneConnect Financial Technology Co Ltd ADR *	673,264	14,340,523
Ping An Insurance Group Co of China Ltd ‘A’	3,629,529	40,812,496
Tencent Holdings Ltd	1,585,225	107,071,439
Wuxi Biologics Cayman Inc * ~	248,000	6,077,999
Yum China Holdings Inc	1,061,203	56,190,699
ZTO Express Cayman Inc *	77,877	2,252,892
ZTO Express Cayman Inc ADR	1,218,817	36,467,005

		481,692,662

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	1,010,477	4,658,299

Egypt - 0.9%

Commercial International Bank Egypt SAE	2,965,391	12,516,733

France - 6.0%

Kering SA	113,844	75,517,541
LVMH Moet Hennessy Louis Vuitton SE	1,122	524,984
Pernod Ricard SA	54,155	8,634,250

		84,676,775

Hong Kong - 4.8%

AIA Group Ltd	5,808,418	57,736,219
Jardine Strategic Holdings Ltd (XSES)	502,251	9,958,039

		67,694,258

	Shares	Value
India - 11.9%

HDFC Bank Ltd *	1,013,108	$14,872,230
Housing Development Finance Corp Ltd	2,332,864	55,295,171
Infosys Ltd	457,125	6,285,537
Kotak Mahindra Bank Ltd *	2,393,688	41,329,207
Oberoi Realty Ltd *	959,800	5,141,280
Tata Consultancy Services Ltd	1,063,061	35,965,921
Zee Entertainment Enterprises Ltd	3,152,389	8,960,794

		167,850,140

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	5,601,500	10,225,008
P.T. Indocement Tunggal Prakarsa Tbk	3,737,381	2,618,441
P.T. Semen Indonesia Persero Tbk	4,198,600	2,597,506

		15,440,955

Italy - 1.9%

Moncler SPA *	236,313	9,670,290
PRADA SPA *	4,399,300	17,309,375

		26,979,665

Mexico - 4.7%

Alsea SAB de CV*	2,687,985	2,562,591
Fomento Economico Mexicano SAB de CV	4,875,697	27,474,927
Fomento Economico Mexicano SAB de CV ADR	115,361	6,482,135
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	448,577	5,209,510
Grupo Financiero Inbursa SAB de CV ‘O’ *	5,763,279	4,490,934
Grupo Mexico SAB de CV ‘B’	7,903,200	20,105,149

		66,325,246

Peru - 1.1%

Credicorp Ltd	126,603	15,697,506

Philippines - 2.5%

Ayala Land Inc	17,381,800	10,697,732
SM Investments Corp	1,021,264	18,625,053
SM Prime Holdings Inc	9,427,587	5,745,313

		35,068,098

Russia - 9.6%

Novatek PJSC GDR (LI)	353,785	48,444,112
Polyus PJSC *	22,707	4,752,921
Polyus PJSC GDR ~	47,649	4,988,941
Sberbank of Russia PJSC	8,544,394	24,994,976
Yandex NV ‘A’ *	787,421	51,379,220

		134,560,170

South Africa - 0.6%

FirstRand Ltd	3,591,615	8,813,371

South Korea - 1.7%

Amorepacific Corp	9,890	1,378,770
AMOREPACIFIC Group	56,081	2,336,932
Samsung Biologics Co Ltd * ~	33,687	19,859,743

		23,575,445

Switzerland - 0.7%

Cie Financiere Richemont SA	136,503	9,165,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Taiwan - 8.8%

MediaTek Inc	181,000	$3,835,201
Taiwan Semiconductor Manufacturing Co Ltd	7,969,376	119,891,822

		123,727,023

Turkey - 0.3%

Akbank T.A.S. *	6,939,371	4,571,115

Total Common Stocks (Cost $1,075,790,559)		1,353,629,371

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $26,352,468; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $26,879,570)	$26,352,468	26,352,468

Total Short-Term Investment (Cost $26,352,468)		26,352,468

TOTAL INVESTMENTS - 99.8% (Cost $1,127,782,316)		1,403,974,346

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,809,934

NET ASSETS - 100.0%		$1,406,784,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$23,667,889	$23,667,889	$-	$-
	India	324,618	-	324,618	-

	Total Preferred Stocks	23,992,507	23,667,889	324,618	-

	Common Stocks
	Belgium	14,103,175	-	14,103,175	-
	Brazil	46,328,563	46,328,563	-	-
	Chile	10,184,973	-	10,184,973	-
	China	481,692,662	258,712,737	222,979,925	-
	Colombia	4,658,299	4,658,299	-	-
	Egypt	12,516,733	-	12,516,733	-
	France	84,676,775	-	84,676,775	-
	Hong Kong	67,694,258	-	67,694,258	-
	India	167,850,140	-	167,850,140	-
	Indonesia	15,440,955	-	15,440,955	-
	Italy	26,979,665	-	26,979,665	-
	Mexico	66,325,246	66,325,246	-	-
	Peru	15,697,506	15,697,506	-	-
	Philippines	35,068,098	-	35,068,098	-
	Russia	134,560,170	70,830,069	63,730,101	-
	South Africa	8,813,371	-	8,813,371	-
	South Korea	23,575,445	-	23,575,445	-
	Switzerland	9,165,199	-	9,165,199	-
	Taiwan	123,727,023	-	123,727,023	-
	Turkey	4,571,115	-	4,571,115	-

	Total Common Stocks	1,353,629,371	462,552,420	891,076,951	-

	Short-Term Investment	26,352,468	-	26,352,468	-

	Total	$1,403,974,346	$486,220,309	$917,754,037	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	3,153	$172,319
Fuchs Petrolub SE	3,419	173,841
Porsche Automobil Holding SE	9,264	551,134
Volkswagen AG	11,185	1,799,791

		2,697,085

Total Preferred Stocks (Cost $3,044,749)		2,697,085

COMMON STOCKS - 97.8%

Australia - 10.6%

AGL Energy Ltd	52,378	511,436
APA Group >>	94,183	700,126
Aurizon Holdings Ltd	310,547	955,357
AusNet Services	142,084	191,804
BHP Group Ltd	243,193	6,282,549
BHP Group PLC	191,687	4,089,477
Coca-Cola Amatil Ltd	81,353	556,853
Commonwealth Bank of Australia	105,334	4,847,076
Computershare Ltd	75,885	671,332
Dexus REIT	33,850	216,806
Fortescue Metals Group Ltd	202,322	2,376,884
Lendlease Corp Ltd >>	21,218	169,499
Macquarie Group Ltd	13,101	1,135,650
Medibank Pvt Ltd	163,803	295,566
Mirvac Group REIT	209,291	328,084
National Australia Bank Ltd	191,770	2,463,657
Oil Search Ltd	146,900	280,980
Origin Energy Ltd	138,991	430,443
QBE Insurance Group Ltd	87,970	547,176
Rio Tinto Ltd	47,966	3,276,143
Rio Tinto PLC	123,839	7,451,691
South32 Ltd	638,945	948,229
Stockland REIT	126,062	344,379
Suncorp Group Ltd	77,342	472,136
Telstra Corp Ltd	342,063	684,895
The GPT Group REIT	107,026	301,085
Transurban Group >>	305,511	3,119,540
Treasury Wine Estates Ltd	113,512	729,344
Vicinity Centres REIT	179,159	178,909
Woodside Petroleum Ltd	104,886	1,331,220

		45,888,326

Austria - 0.1%

OMV AG *	4,981	136,285
Raiffeisen Bank International AG	3,510	53,724
voestalpine AG	6,133	161,641

		351,650

Belgium - 0.6%

Anheuser-Busch InBev SA/NV	28,327	1,525,137
Colruyt SA	2,489	161,528
Groupe Bruxelles Lambert SA	2,840	256,031
Proximus SADP	7,706	140,581
Solvay SA	6,971	599,732
Telenet Group Holding NV	915	35,515

		2,718,524

China - 0.2%

BOC Hong Kong Holdings Ltd	410,561	1,088,391

	Shares	Value
Denmark - 2.7%

AP Moller - Maersk AS ‘A’	284	$415,716
AP Moller - Maersk AS ‘B’	567	896,359
Carlsberg AS ‘B’	9,353	1,260,056
Chr Hansen Holding AS	7,250	804,793
H Lundbeck AS	6,159	202,855
Novo Nordisk AS ‘B’	92,046	6,377,368
Novozymes AS ‘B’	14,078	884,836
Pandora AS	7,828	564,694
Tryg AS	4,440	139,782

		11,546,459

Finland - 0.3%

Elisa OYJ	846	49,737
Fortum OYJ	5,435	109,886
Kone OYJ ‘B’	5,863	514,792
Orion OYJ ‘B’	1,229	55,682
Sampo OYJ ‘A’	4,096	162,213
UPM-Kymmene OYJ	11,683	355,594
Wartsila OYJ Abp	10,103	79,340

		1,327,244

France - 8.7%

Air Liquide SA	27,970	4,433,515
Arkema SA	4,005	424,627
Atos SE *	7,245	582,180
AXA SA	54,682	1,012,052
Bollore SA	34,347	127,936
Capgemini SE	11,974	1,536,208
Carrefour SA	45,529	727,512
Cie Generale des Etablissements Michelin SCA	13,723	1,473,130
Covivio REIT	1,668	117,125
Danone SA	45,841	2,969,350
Edenred	17,235	773,786
Gecina SA REIT	1,657	218,435
ICADE REIT	1,238	69,366
Klepierre SA REIT	7,794	109,100
Legrand SA	17,658	1,406,447
Orange SA	84,625	881,416
Pernod Ricard SA	15,719	2,506,173
Publicis Groupe SA	13,927	448,866
Sanofi	68,560	6,870,522
Schneider Electric SE	39,959	4,966,859
Sodexo SA	6,403	456,430
Suez SA	12,882	238,021
TOTAL SE	118,682	4,075,843
Veolia Environnement SA	20,330	438,642
Vivendi SA	30,771	859,399
Wendel SA	499	45,265

		37,768,205

Germany - 6.8%

Allianz SE	9,733	1,868,051
BASF SE	45,769	2,787,151
Bayer AG	61,833	3,814,706
Bayerische Motoren Werke AG	19,977	1,449,873
Continental AG	6,857	743,081
Covestro AG ~	9,515	471,849
Deutsche Post AG	60,737	2,755,975
Deutsche Telekom AG	103,624	1,725,342
E.ON SE	71,597	789,171
Evonik Industries AG	10,757	278,272
Hannover Rueck SE	1,423	220,296
HOCHTIEF AG	1,553	120,559
METRO AG	10,364	103,214
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,409	866,627

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
SAP SE	31,165	$4,852,954
Siemens AG	36,897	4,659,684
Siemens Energy AG *	18,448	497,475
Telefonica Deutschland Holding AG	31,981	81,735
Uniper SE	6,351	205,005
Volkswagen AG	1,994	348,520
Vonovia SE	13,184	903,802

		29,543,342

Hong Kong - 4.1%

ASM Pacific Technology Ltd	91,076	932,359
CK Asset Holdings Ltd	185,784	912,893
CK Infrastructure Holdings Ltd	105,631	495,706
CLP Holdings Ltd	180,691	1,687,158
Dairy Farm International Holdings Ltd	59,800	226,019
Hang Lung Properties Ltd	110,143	280,707
Hang Seng Bank Ltd	98,004	1,451,908
Henderson Land Development Co Ltd	73,730	273,768
HK Electric Investments & HK Electric Investments Ltd >>	260,789	269,622
HKT Trust & HKT Ltd >>	622,713	826,531
Hong Kong & China Gas Co Ltd	905,000	1,314,094
Hongkong Land Holdings Ltd	85,100	317,051
Jardine Matheson Holdings Ltd	19,600	779,131
Kerry Properties Ltd	33,321	85,696
Link REIT	148,678	1,218,325
MTR Corp Ltd	250,000	1,240,727
New World Development Co Ltd	120,422	587,865
Pacific Century Premium Developments Ltd *	56,529	14,907
PCCW Ltd	523,418	313,120
Power Assets Holdings Ltd	204,067	1,075,588
Sino Land Co Ltd	149,358	174,854
Sun Hung Kai Properties Ltd	103,819	1,337,866
Swire Pacific Ltd ‘A’	23,314	112,874
Swire Properties Ltd	87,141	230,887
WH Group Ltd ~	1,632,500	1,331,641
Wharf Real Estate Investment Co Ltd	78,635	322,329

		17,813,626

Ireland - 0.7%

CRH PLC	78,957	2,863,085

Israel - 0.5%

Azrieli Group Ltd	3,903	174,251
Bank Hapoalim BM	45,072	240,818
Bank Leumi Le-Israel BM	93,929	413,509
Elbit Systems Ltd	2,052	249,085
ICL Group Ltd	237,867	840,517
Israel Discount Bank Ltd ‘A’	46,503	125,451
Mizrahi Tefahot Bank Ltd	5,669	100,556

		2,144,187

Italy - 1.7%

Assicurazioni Generali SPA	42,101	593,389
Enel SPA	419,474	3,639,317
Eni SPA	172,722	1,350,006
Leonardo SPA	30,058	175,558
Mediobanca Banca di Credito Finanziario SPA	22,984	180,101
Poste Italiane SPA ~	19,716	174,719
Snam SPA	144,867	745,017
Telecom Italia SPA	601,550	242,021
Terna Rete Elettrica Nazionale SPA	72,044	504,077

		7,604,205

Japan - 27.0%

ABC-Mart Inc	3,000	156,199
Aeon Mall Co Ltd	4,100	57,634
AGC Inc	15,700	461,414

	Shares	Value
Air Water Inc	14,300	$193,403
Aisin Seiki Co Ltd	13,200	422,322
Alfresa Holdings Corp	15,500	339,494
Amada Co Ltd	31,800	297,481
Aozora Bank Ltd	3,600	59,776
Asahi Group Holdings Ltd	32,400	1,129,225
Asahi Kasei Corp	106,100	925,577
Astellas Pharma Inc	156,500	2,332,882
Bandai Namco Holdings Inc	16,200	1,186,974
Benesse Holdings Inc	5,800	149,286
Bridgestone Corp	44,800	1,416,089
Brother Industries Ltd	21,400	340,418
Canon Inc	82,800	1,373,367
Casio Computer Co Ltd	21,300	344,896
Chubu Electric Power Co Inc	26,400	321,115
Concordia Financial Group Ltd	32,600	113,389
Dai Nippon Printing Co Ltd	19,800	401,340
Dai-ichi Life Holdings Inc	32,400	457,175
Daicel Corp	21,000	151,359
Daito Trust Construction Co Ltd	2,100	186,154
Daiwa House Industry Co Ltd	21,500	551,417
Daiwa House REIT Investment Corp REIT *	144	367,442
Daiwa Securities Group Inc	31,800	133,748
Denso Corp	33,300	1,459,596
Dentsu Group Inc	9,100	268,600
East Japan Railway Co	24,600	1,512,868
Electric Power Development Co Ltd	6,400	98,715
ENEOS Holdings Inc	257,900	920,153
Fuji Electric Co Ltd	14,400	456,489
FUJIFILM Holdings Corp	30,000	1,478,755
Fujitsu Ltd	15,900	2,172,220
Fukuoka Financial Group Inc	6,400	107,571
GLP J-Reit REIT *	60	92,345
Hakuhodo DY Holdings Inc	14,200	183,625
Hino Motors Ltd	24,600	159,622
Hirose Electric Co Ltd	3,200	413,457
Hitachi Ltd	77,300	2,617,335
Honda Motor Co Ltd	130,000	3,087,144
Hulic Co Ltd	10,600	99,461
Idemitsu Kosan Co Ltd	15,800	337,342
Iida Group Holdings Co Ltd	12,000	242,876
Inpex Corp	84,300	452,370
Isuzu Motors Ltd	45,100	394,434
ITOCHU Corp	108,400	2,775,672
Japan Exchange Group Inc	10,600	297,100
Japan Post Insurance Co Ltd	7,100	111,791
Japan Prime Realty Investment Corp REIT	13	40,334
Japan Real Estate Investment Corp REIT	21	107,363
Japan Retail Fund Investment Corp REIT	145	224,318
Japan Tobacco Inc	96,000	1,751,403
JSR Corp	14,900	354,145
JTEKT Corp	21,200	166,289
Kajima Corp	42,900	516,868
Kamigumi Co Ltd	14,000	275,875
KDDI Corp	73,000	1,836,063
Kirin Holdings Co Ltd	65,200	1,224,625
Komatsu Ltd	73,800	1,620,872
Kubota Corp	80,200	1,436,961
Kuraray Co Ltd	26,100	253,237
Kurita Water Industries Ltd	8,000	264,550
Kyocera Corp	24,600	1,408,510
Kyushu Electric Power Co Inc	15,500	140,633
Kyushu Railway Co	12,200	260,842
Lawson Inc	5,300	252,718
LIXIL Group Corp	21,200	428,500
Marubeni Corp	134,200	761,908
Marui Group Co Ltd	15,700	301,271
Maruichi Steel Tube Ltd	4,300	107,652
Mebuki Financial Group Inc	32,200	73,068
Medipal Holdings Corp	15,000	300,784
Mitsubishi Chemical Holdings Corp	107,800	622,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Mitsubishi Corp	108,100	$2,587,411
Mitsubishi Electric Corp	145,200	1,970,247
Mitsubishi Gas Chemical Co Inc	10,600	197,197
Mitsubishi UFJ Financial Group Inc	372,600	1,487,000
Mitsubishi UFJ Lease & Finance Co Ltd	9,600	44,605
Mitsui & Co Ltd	135,700	2,331,707
Mitsui Chemicals Inc	12,000	290,036
Mitsui Fudosan Co Ltd	15,300	266,246
Mizuho Financial Group Inc	73,790	921,022
MS&AD Insurance Group Holdings Inc	13,900	374,511
Murata Manufacturing Co Ltd	44,400	2,887,206
Nabtesco Corp	10,300	373,956
NEC Corp	19,370	1,133,024
NGK Insulators Ltd	21,600	308,414
NGK Spark Plug Co Ltd	13,500	235,714
NH Foods Ltd	7,200	321,832
Nikon Corp	32,400	218,624
Nintendo Co Ltd	4,400	2,493,441
Nippon Building Fund Inc REIT	21	118,860
Nippon Express Co Ltd	6,000	350,119
Nippon Prologis REIT Inc REIT *	143	482,234
Nippon Telegraph & Telephone Corp	52,700	1,075,959
Nisshin Seifun Group Inc	16,300	258,699
Nitto Denko Corp	13,800	899,052
Nomura Holdings Inc	70,800	323,551
Nomura Real Estate Holdings Inc	5,300	100,865
Nomura Real Estate Master Fund Inc REIT *	142	177,893
Nomura Research Institute Ltd	26,700	786,168
NSK Ltd	31,800	243,408
NTT DOCOMO Inc	52,900	1,943,869
Obayashi Corp	53,200	485,678
Oji Holdings Corp	71,400	328,088
Omron Corp	13,700	1,071,150
ORIX Corp	27,000	337,237
Orix JREIT Inc REIT	140	215,406
Osaka Gas Co Ltd	15,000	292,036
Otsuka Corp	8,600	439,472
Otsuka Holdings Co Ltd	31,800	1,347,216
Panasonic Corp	176,600	1,504,292
Pola Orbis Holdings Inc	8,300	156,499
Resona Holdings Inc	65,900	224,510
Ricoh Co Ltd	53,900	363,837
Rohm Co Ltd	7,200	556,632
SBI Holdings Inc	5,900	152,880
SCSK Corp	4,300	240,581
Sega Sammy Holdings Inc	14,200	173,069
Seibu Holdings Inc	17,600	189,520
Seiko Epson Corp	23,800	273,706
Sekisui Chemical Co Ltd	32,200	515,048
Sekisui House Ltd	53,500	948,059
Seven & i Holdings Co Ltd	61,200	1,901,489
Seven Bank Ltd	20,500	49,683
Shimamura Co Ltd	1,800	174,859
Shimizu Corp	45,100	339,520
Softbank Corp	78,000	871,598
Sompo Holdings Inc	10,700	369,398
Subaru Corp	51,000	990,055
Sumitomo Chemical Co Ltd	113,700	376,345
Sumitomo Corp	97,400	1,174,107
Sumitomo Electric Industries Ltd	63,700	717,091
Sumitomo Heavy Industries Ltd	10,700	248,945
Sumitomo Metal Mining Co Ltd	15,500	480,721
Sumitomo Mitsui Financial Group Inc	39,800	1,112,840
Sumitomo Mitsui Trust Holdings Inc	10,700	284,660
Sumitomo Rubber Industries Ltd	13,700	127,261
Suntory Beverage & Food Ltd	11,200	420,598
T&D Holdings Inc	20,900	206,039
Taiheiyo Cement Corp	7,700	196,608
Taisei Corp	16,900	572,015
Takeda Pharmaceutical Co Ltd	127,200	4,546,500
TDK Corp	10,700	1,168,362

	Shares	Value
Teijin Ltd	15,700	$243,482
The Chiba Bank Ltd	22,800	125,804
The Chugoku Electric Power Co Inc	12,000	150,034
The Kansai Electric Power Co Inc	32,000	310,141
The Shizuoka Bank Ltd	19,900	137,432
The Yokohama Rubber Co Ltd	11,100	158,013
Tohoku Electric Power Co Inc	21,100	211,466
Tokio Marine Holdings Inc	19,700	861,964
Tokyo Century Corp	1,500	81,759
Tokyo Electron Ltd	12,500	3,265,681
Tokyo Gas Co Ltd	15,200	346,871
Tokyu Fudosan Holdings Corp	21,400	92,442
Toppan Printing Co Ltd	28,400	401,432
Toray Industries Inc	92,600	423,645
Tosoh Corp	17,000	276,012
TOTO Ltd	14,200	654,326
Toyoda Gosei Co Ltd	5,300	121,693
Toyota Industries Corp	11,900	753,529
Toyota Motor Corp	94,000	6,238,780
Toyota Tsusho Corp	17,500	492,210
Trend Micro Inc	10,900	664,232
United Urban Investment Corp REIT	140	155,786
USS Co Ltd	18,000	322,081
West Japan Railway Co	13,300	657,130
Yamaha Motor Co Ltd	22,400	325,487
Yokogawa Electric Corp	20,600	327,160

		117,485,241

Luxembourg - 0.1%

SES SA	35,492	251,261

Netherlands - 3.7%

ABN AMRO Bank NV CVA ~	11,496	96,101
Aegon NV	47,315	122,466
Akzo Nobel NV	13,156	1,329,682
Koninklijke Ahold Delhaize NV	82,942	2,451,592
Koninklijke DSM NV	11,020	1,814,239
Koninklijke KPN NV	131,177	307,783
Koninklijke Vopak NV	4,134	232,942
NN Group NV	8,171	306,279
Royal Dutch Shell PLC ‘A’	313,569	3,914,383
Royal Dutch Shell PLC ‘B’	306,035	3,711,301
Wolters Kluwer NV	20,319	1,733,260

		16,020,028

New Zealand - 0.2%

Mercury NZ Ltd	27,108	91,727
Meridian Energy Ltd	58,264	191,623
Ryman Healthcare Ltd	24,484	230,025
Spark New Zealand Ltd	94,121	293,686

		807,061

Norway - 0.5%

Equinor ASA	60,150	852,185
Orkla ASA	42,342	427,335
Telenor ASA	37,254	625,449
Yara International ASA	8,030	308,992

		2,213,961

Portugal - 0.3%

EDP - Energias de Portugal SA	192,134	944,709
Galp Energia SGPS SA	37,627	349,009

		1,293,718

Singapore - 1.8%

CapitaLand Mall Trust REIT	332,500	473,231
DBS Group Holdings Ltd	127,300	1,871,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Genting Singapore Ltd	979,800	$483,650
Jardine Cycle & Carriage Ltd	15,600	207,068
Oversea-Chinese Banking Corp Ltd	238,800	1,485,034
Singapore Telecommunications Ltd	930,800	1,456,769
Suntec Real Estate Investment Trust REIT	237,000	254,112
United Overseas Bank Ltd	72,800	1,025,547
Venture Corp Ltd	44,000	624,756

		7,881,648

South Africa - 0.8%

Anglo American PLC	140,244	3,393,004

Spain - 2.1%

ACS Actividades de Construccion y Servicios SA	21,950	496,172
Amadeus IT Group SA	33,328	1,850,903
CaixaBank SA (SIBE)	109,115	231,639
Enagas SA	19,903	459,225
Endesa SA	13,261	354,705
Ferrovial SA	38,964	946,451
Iberdrola SA	237,685	2,925,566
Mapfre SA	46,121	72,357
Naturgy Energy Group SA	13,105	262,816
Red Electrica Corp SA	18,771	352,057
Repsol SA	100,051	675,906
Telefonica SA	200,549	686,994

		9,314,791

Sweden - 1.5%

Assa Abloy AB ‘B’	30,269	707,693
Atlas Copco AB ‘A’	19,810	944,516
Atlas Copco AB ‘B’	8,787	366,716
Boliden AB	21,196	628,899
Epiroc AB ‘A’	19,457	281,859
Epiroc AB ‘B’	8,210	113,960
EQT AB	1,764	34,230
ICA Gruppen AB	7,184	364,960
Lundin Energy AB	14,812	293,734
SKF AB ‘B’	28,275	583,329
Swedish Match AB	5,180	423,551
Tele2 AB ‘B’	20,483	288,788
Telefonaktiebolaget LM Ericsson ‘B’	84,567	925,437
Telia Co AB	111,919	457,876

		6,415,548

Switzerland - 11.6%

ABB Ltd	286,922	7,294,660
Adecco Group AG	23,284	1,228,587
Baloise Holding AG	2,764	406,928
Banque Cantonale Vaudoise	1,755	178,100
Cie Financiere Richemont SA	77,460	5,200,884
Julius Baer Group Ltd	8,418	357,532
LafargeHolcim Ltd (XVTX)	62,347	2,838,005
Novartis AG	119,064	10,337,650
Partners Group Holding AG	730	671,457
Roche Holding AG	29,549	10,121,731
SGS SA	992	2,658,399
Swiss Life Holding AG	1,898	718,187
Swiss Prime Site AG	4,365	396,427
Swiss Re AG	16,682	1,237,452
Swisscom AG	2,005	1,062,165
The Swatch Group AG	4,398	1,025,109
The Swatch Group AG - Registered	5,871	264,381
UBS Group AG (XVTX)	144,241	1,611,591
Zurich Insurance Group AG	8,418	2,935,483

		50,544,728

	Shares	Value
United Kingdom - 11.2%

3i Group PLC	41,451	$532,285
Admiral Group PLC	12,452	419,947
Aviva PLC	201,483	745,433
BP PLC	1,796,792	5,196,284
British American Tobacco PLC	206,509	7,407,741
CK Hutchison Holdings Ltd	446,868	2,707,909
Coca-Cola European Partners PLC	16,337	634,039
GlaxoSmithKline PLC	401,968	7,535,890
Imperial Brands PLC	99,725	1,761,491
Legal & General Group PLC	367,155	895,661
National Grid PLC	286,367	3,289,252
Pearson PLC	67,808	481,003
Prudential PLC	164,617	2,361,976
Schroders PLC	5,547	192,646
Severn Trent PLC	21,553	678,590
SSE PLC	88,051	1,370,440
Standard Life Aberdeen PLC	92,855	270,412
Tesco PLC	704,290	1,932,082
Unilever NV	89,409	5,429,570
United Utilities Group PLC	61,367	677,883
Vodafone Group PLC	2,367,247	3,137,617
Wm Morrison Supermarkets PLC	428,334	940,164

		48,598,315

Total Common Stocks (Cost $454,794,559)		424,876,548

SHORT-TERM INVESTMENT - 0.9%

MONEY MARKET FUND - 0.9%

United States - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.020%	3,858,652	3,858,652

Total Short-Term Investment (Cost $3,858,652)		3,858,652

TOTAL INVESTMENTS - 99.3% (Cost $461,697,960)		431,432,285

OTHER ASSETS & LIABILITIES, NET - 0.7%		3,196,446

NET ASSETS - 100.0%		$434,628,731

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,697,085	$-	$2,697,085	$-
	Common Stocks
	Australia	45,888,326	-	45,888,326	-
	Austria	351,650	-	351,650	-
	Belgium	2,718,524	-	2,718,524	-
	China	1,088,391	-	1,088,391	-
	Denmark	11,546,459	-	11,546,459	-
	Finland	1,327,244	-	1,327,244	-
	France	37,768,205	-	37,768,205	-
	Germany	29,543,342	497,475	29,045,867	-
	Hong Kong	17,813,626	-	17,813,626	-
	Ireland	2,863,085	-	2,863,085	-
	Israel	2,144,187	-	2,144,187	-
	Italy	7,604,205	-	7,604,205	-
	Japan	117,485,241	-	117,485,241	-
	Luxembourg	251,261	-	251,261	-
	Netherlands	16,020,028	232,942	15,787,086	-
	New Zealand	807,061	-	807,061	-
	Norway	2,213,961	-	2,213,961	-
	Portugal	1,293,718	-	1,293,718	-
	Singapore	7,881,648	-	7,881,648	-
	South Africa	3,393,004	-	3,393,004	-
	Spain	9,314,791	-	9,314,791	-
	Sweden	6,415,548	-	6,415,548	-
	Switzerland	50,544,728	-	50,544,728	-
	United Kingdom	48,598,315	634,039	47,964,276	-

	Total Common Stocks	424,876,548	1,364,456	423,512,092	-

	Short-Term Investment	3,858,652	3,858,652	-	-

	Total	$431,432,285	$5,223,108	$426,209,177	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Australia - 1.0%

Rio Tinto PLC	224,499	$13,508,645

Belgium - 1.1%

KBC Group NV	299,526	15,020,045

Brazil - 0.3%

Ambev SA ADR	1,647,554	3,723,472

Canada - 2.6%

Canadian National Railway Co	281,432	29,961,251
Suncor Energy Inc	409,537	5,000,992

		34,962,243

China - 1.6%

Tencent Holdings Ltd	155,100	10,475,976
Yum China Holdings Inc	227,585	12,050,626

		22,526,602

Denmark - 2.9%

Carlsberg AS ‘B’	75,195	10,130,428
Novo Nordisk AS ‘B’	421,131	29,177,884

		39,308,312

France - 18.2%

Air Liquide SA	267,207	42,354,889
Capgemini SE	144,782	18,574,858
Danone SA	302,309	19,582,060
Dassault Systemes SE	44,077	8,223,977
Engie SA *	1,014,846	13,561,902
EssilorLuxottica SA *	113,920	15,508,650
Hermes International	4,481	3,859,273
L’Oreal SA	53,890	17,537,356
Legrand SA	161,987	12,902,150
LVMH Moet Hennessy Louis Vuitton SE	57,128	26,730,215
Pernod Ricard SA	137,662	21,948,263
Schneider Electric SE	397,424	49,399,359

		250,182,952

Germany - 9.7%

Bayer AG	353,885	21,832,472
Beiersdorf AG	230,588	26,180,353
Deutsche Boerse AG	103,037	18,064,465
Merck KGaA	131,300	19,142,535
MTU Aero Engines AG	36,605	6,068,034
SAP SE	269,567	41,976,460

		133,264,319

Hong Kong - 2.7%

AIA Group Ltd	3,763,751	37,412,038

India - 2.3%

Housing Development Finance Corp Ltd	436,625	10,349,190
Tata Consultancy Services Ltd	641,037	21,687,830

		32,037,020

Ireland - 1.0%

Ryanair Holdings PLC ADR *	167,367	13,683,926

	Shares	Value
Israel - 1.3%

Check Point Software Technologies Ltd *	153,441	$18,465,090

Italy - 1.3%

Eni SPA	760,863	5,946,953
Intesa Sanpaolo SPA *	6,045,014	11,373,194

		17,320,147

Japan - 16.5%

Daikin Industries Ltd	165,700	30,617,083
Denso Corp	143,700	6,298,616
FANUC Corp	19,500	3,742,350
Hitachi Ltd	581,100	19,675,722
Hoya Corp	314,500	35,512,186
Japan Tobacco Inc	613,900	11,199,855
Koito Manufacturing Co Ltd	192,500	9,822,448
Kose Corp	67,000	8,203,315
Kubota Corp	1,128,400	20,217,794
Kyocera Corp	290,800	16,650,197
Olympus Corp	1,271,400	26,439,696
Shin-Etsu Chemical Co Ltd	61,900	8,099,878
SMC Corp	9,300	5,187,879
Terumo Corp	615,900	24,521,870

		226,188,889

Netherlands - 4.8%

Akzo Nobel NV	226,051	22,847,067
ING Groep NV *	1,698,996	12,125,505
Koninklijke Philips NV *	395,594	18,679,596
Randstad NV *	235,449	12,277,592

		65,929,760

Portugal - 0.6%

Galp Energia SGPS SA	902,956	8,375,355

Singapore - 0.9%

DBS Group Holdings Ltd	820,014	12,055,305

Spain - 1.5%

Amadeus IT Group SA	379,147	21,056,300

Sweden - 0.9%

Essity AB ‘B’ *	377,794	12,754,795

Switzerland - 14.7%

Alcon Inc *	53,993	3,061,170
Cie Financiere Richemont SA	159,883	10,734,998
Julius Baer Group Ltd	206,893	8,787,233
Nestle SA	490,482	58,373,229
Novartis AG	269,960	23,439,091
Roche Holding AG	138,060	47,291,149
Sika AG	51,073	12,541,060
UBS Group AG (XVTX)	1,712,180	19,130,020
Zurich Insurance Group AG	51,472	17,949,058

		201,307,008

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co Ltd ADR	325,085	26,354,641

United Kingdom - 10.3%

Compass Group PLC	953,257	14,319,601
Diageo PLC	593,419	20,383,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Experian PLC	707,765	$26,593,813
Linde PLC	67,580	15,977,987
Reckitt Benckiser Group PLC	191,028	18,626,230
RELX PLC	983,177	21,886,424
Rolls-Royce Holdings PLC *	1,698,604	2,820,271
Smiths Group PLC	466,756	8,256,738
Tesco PLC	4,804,916	13,181,347

		142,045,568

United States - 0.9%

QIAGEN NV *	244,293	12,688,462

Total Common Stocks (Cost $1,176,522,320)		1,360,170,894

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

U.S. Government Agency Issue - 0.4%

Federal Home Loan Bank 0.000% due 10/01/20	$5,557,000	5,557,000

Total Short-Term Investment (Cost $5,557,000)		5,557,000

TOTAL INVESTMENTS - 99.4% (Cost $1,182,079,320)		1,365,727,894

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,888,908

NET ASSETS - 100.0%		$1,374,616,802

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$13,508,645	$-	$13,508,645	$-
	Belgium	15,020,045	-	15,020,045	-
	Brazil	3,723,472	3,723,472	-	-
	Canada	34,962,243	34,962,243	-	-
	China	22,526,602	12,050,626	10,475,976	-
	Denmark	39,308,312	-	39,308,312	-
	France	250,182,952	-	250,182,952	-
	Germany	133,264,319	-	133,264,319	-
	Hong Kong	37,412,038	-	37,412,038	-
	India	32,037,020	-	32,037,020	-
	Ireland	13,683,926	13,683,926	-	-
	Israel	18,465,090	18,465,090	-	-
	Italy	17,320,147	-	17,320,147	-
	Japan	226,188,889	-	226,188,889	-
	Netherlands	65,929,760	-	65,929,760	-
	Portugal	8,375,355	-	8,375,355	-
	Singapore	12,055,305	-	12,055,305	-
	Spain	21,056,300	-	21,056,300	-
	Sweden	12,754,795	-	12,754,795	-
	Switzerland	201,307,008	-	201,307,008	-
	Taiwan	26,354,641	26,354,641	-	-
	United Kingdom	142,045,568	-	142,045,568	-
	United States	12,688,462	12,688,462	-	-

	Total Common Stocks	1,360,170,894	121,928,460	1,238,242,434	-

	Short-Term Investment	5,557,000	-	5,557,000	-

	Total	$1,365,727,894	$121,928,460	$1,243,799,434	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Germany - 0.2%

Draegerwerk AG & Co KGaA	7,000	$608,678

Total Preferred Stocks (Cost $671,051)		608,678

COMMON STOCKS - 98.4%

Australia - 3.2%

Asaleo Care Ltd	700,000	505,960
Austal Ltd	310,000	732,165
Charter Hall Long Wale REIT	200,000	723,167
Charter Hall Retail REIT	239,202	578,982
Codan Ltd	110,000	877,202
Growthpoint Properties Australia Ltd REIT	250,000	603,371
IGO Ltd	235,000	708,228
Iluka Resources Ltd	125,000	818,429
IPH Ltd	135,000	699,451
Karoon Energy Ltd *	900,000	504,414
McMillan Shakespeare Ltd	150,000	889,837
Nanosonics Ltd *	130,000	531,816

		8,173,022

Austria - 1.2%

ams AG *	41,293	933,525
BAWAG Group AG * ~	18,897	683,214
CA Immobilien Anlagen AG	21,304	629,789
Wienerberger AG	29,215	772,065

		3,018,593

Belgium - 1.2%

AGFA-Gevaert NV *	151,230	630,445
Bekaert SA	28,000	583,316
D’ieteren SA	10,000	621,756
Euronav NV	65,246	577,720
Orange Belgium SA	37,000	596,689

		3,009,926

Canada - 9.9%

Alaris Equity Partners Income	55,300	454,344
AutoCanada Inc	50,000	680,786
B2Gold Corp	265,000	1,725,470
Canadian Solar Inc *	36,000	1,263,600
Capital Power Corp	40,000	882,881
Celestica Inc *	100,000	690,924
CI Financial Corp	50,000	634,223
Corus Entertainment Inc ‘B’	184,800	401,090
Crescent Point Energy Corp (TSE)	192,500	232,755
CT REIT	60,800	637,885
Dundee Precious Metals Inc	168,400	1,206,516
Empire Co Ltd ‘A’	43,900	1,274,256
Finning International Inc	35,000	535,166
Genworth MI Canada Inc	20,000	518,644
Martinrea International Inc	92,900	664,892
Medical Facilities Corp	253,600	832,287
New Gold Inc *	708,200	1,207,325
Northland Power Inc	50,000	1,512,523
Parex Resources Inc *	69,500	732,293
Points International Ltd *	58,200	563,376
Polaris Infrastructure Inc	90,800	930,810
Precision Drilling Corp (TSE) *	248,200	154,711
Real Matters Inc *	79,700	1,553,239
Ritchie Bros Auctioneers Inc	27,000	1,601,284

	Shares	Value
Seven Generations Energy Ltd ‘A’ *	115,500	$311,400
TFI International Inc	30,000	1,254,478
Torex Gold Resources Inc *	66,800	944,647
Westshore Terminals Investment Corp	28,267	322,888
Yamana Gold Inc	284,900	1,619,686

		25,344,379

China - 1.5%

China Overseas Grand Oceans Group Ltd	1,200,000	689,965
Gemdale Properties & Investment Corp Ltd	9,999,646	1,704,690
Greenland Hong Kong Holdings Ltd	2,300,000	712,192
S-Enjoy Service Group Co Ltd *	288,000	746,031

		3,852,878

Denmark - 3.0%

NKT AS *	28,320	845,567
Norden AS	35,642	579,256
Pandora AS	26,000	1,875,582
Royal Unibrew AS	13,925	1,435,265
Scandinavian Tobacco Group AS ‘A’ ~	60,000	888,610
SimCorp AS	10,292	1,350,147
Spar Nord Bank AS *	96,488	720,681

		7,695,108

Egypt - 0.5%

Centamin PLC	450,015	1,174,848

Finland - 1.2%

Tokmanni Group Corp	50,000	882,855
Uponor Oyj	66,176	1,156,257
Valmet OYJ	40,408	996,749

		3,035,861

France - 2.5%

Atos SE *	18,609	1,495,346
Criteo SA ADR *	40,000	487,600
Elior Group SA ~	55,000	255,359
Eutelsat Communications SA	34,028	331,421
IPSOS	20,000	500,002
Metropole Television SA *	42,000	501,437
Rexel SA *	69,000	865,124
SCOR SE *	30,000	835,258
Trigano SA	8,000	1,235,382

		6,506,929

Georgia - 0.1%

Bank of Georgia Group PLC *	26,000	299,004

Germany - 5.5%

Bechtle AG	6,374	1,289,737
Brenntag AG	27,000	1,716,710
Cewe Stiftung & Co KGAA	5,000	548,120
Deutsche Pfandbriefbank AG * ~	68,346	453,128
DIC Asset AG	49,644	595,888
GEA Group AG	35,000	1,226,336
HelloFresh SE *	31,879	1,771,639
JOST Werke AG * ~	21,000	846,978
LANXESS AG	18,000	1,029,892
LEG Immobilien AG	7,000	997,771
MorphoSys AG *	7,800	987,008
Software AG	15,597	769,504
TAG Immobilien AG *	40,000	1,206,154
Talanx AG *	17,641	569,605

		14,008,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Hong Kong - 1.7%

Cowell e Holdings Inc	1,500,000	$660,752
Dah Sing Financial Holdings Ltd	105,200	253,904
Hutchison Port Holdings Trust	2,500,000	412,718
Hysan Development Co Ltd	128,000	384,948
K Wah International Holdings Ltd	1,338,000	646,786
Luk Fook Holdings International Ltd	172,000	417,015
PAX Global Technology Ltd	1,245,000	750,203
Shun Tak Holdings Ltd	1,500,000	483,275
Stella International Holdings Ltd	255,000	250,553

		4,260,154

Ireland - 0.5%

Fly Leasing Ltd ADR *	62,000	450,120
ICON PLC *	3,928	750,602

		1,200,722

Israel - 1.0%

Bezeq The Israeli Telecommunication Corp Ltd *	800,000	927,082
Gazit-Globe Ltd	68,032	274,855
Plus500 Ltd	61,988	1,253,040

		2,454,977

Italy - 2.8%

ACEA SPA	20,000	420,635
Banca Farmafactoring SPA * ~	126,270	710,146
Banca IFIS SPA *	53,387	514,609
Banca Sistema SPA * ~	300,000	597,689
Cerved Group SPA *	90,000	644,094
Enav SPA ~	130,000	493,544
Esprinet SPA *	156,178	1,382,281
Reply SPA	9,804	1,129,966
Sesa SPA *	13,772	1,381,661

		7,274,625

Ivory Coast - 0.3%

Endeavour Mining Corp *	35,550	885,046

Japan - 23.8%

Ai Holdings Corp	35,000	645,951
Altech Corp	39,000	761,228
ASKUL Corp	20,000	816,983
Capcom Co Ltd	32,000	1,785,874
Cawachi Ltd	37,000	1,027,678
CTS Co Ltd	48,600	442,696
Cybernet Systems Co Ltd	97,600	824,054
Denka Co Ltd	31,500	959,143
Dip Corp	34,400	708,646
Doshisha Co Ltd	38,000	764,853
Enigmo Inc	74,900	1,188,676
Exedy Corp	30,000	390,779
FCC Co Ltd	34,900	643,250
Financial Products Group Co Ltd	71,600	365,117
Foster Electric Co Ltd	64,700	697,220
Fuji Media Holdings Inc	49,000	471,865
FULLCAST Holdings Co Ltd	30,000	492,275
Furukawa Co Ltd	51,000	552,149
Furyu Corp	68,100	773,913
Fuyo General Lease Co Ltd	15,000	929,883
Glory Ltd	25,200	565,026
Heiwa Real Estate Co Ltd	20,000	552,589
Invincible Investment Corp REIT	1,400	418,182
IR Japan Holdings Ltd	12,000	1,520,838
Itfor Inc	128,100	1,106,087
Itochu Enex Co Ltd	53,100	490,429
Japan Aviation Electronics Industry Ltd	46,500	643,842

	Shares	Value
Kaken Pharmaceutical Co Ltd	13,800	$632,390
Kamigumi Co Ltd	31,000	610,866
Kenedix Inc	165,000	868,818
Kinden Corp	40,000	706,450
Kintetsu World Express Inc	67,000	1,428,103
Kissei Pharmaceutical Co Ltd	22,000	497,478
Kito Corp	42,600	499,969
Kozo Keikaku Engineering Inc	22,200	549,710
Kyoei Steel Ltd	37,800	485,866
KYORIN Holdings Inc	25,500	516,912
Kyudenko Corp	25,700	740,680
Lawson Inc	10,500	500,667
Megachips Corp	32,500	889,083
Meitec Corp	18,400	938,393
Mitsubishi Gas Chemical Co Inc	45,000	837,156
Mochida Pharmaceutical Co Ltd	20,000	790,467
Nippon Carbon Co Ltd	15,000	533,286
Nippon Electric Glass Co Ltd	24,700	461,588
Nippon Gas Co Ltd	20,000	1,010,812
Nishio Rent All Co Ltd	24,000	510,337
Noevir Holdings Co Ltd	15,000	702,068
Obara Group Inc	20,000	674,343
Okamoto Industries Inc	19,000	742,582
Optorun Co Ltd	26,400	537,781
OSJB Holdings Corp	265,200	619,626
PAL GROUP Holdings Co Ltd	40,000	425,808
Press Kogyo Co Ltd	160,000	455,150
Pressance Corp	52,000	690,663
Prima Meat Packers Ltd	28,000	863,327
Relia Inc	78,000	984,447
Roland DG Corp	40,000	521,361
Ryosan Co Ltd	27,300	547,331
Sangetsu Corp	40,000	616,656
Sanki Engineering Co Ltd	50,300	551,364
Sankyo Co Ltd	24,900	652,019
Sankyu Inc	17,800	702,937
Sanwa Holdings Corp	81,000	858,872
Seikagaku Corp	55,000	578,801
Seven Bank Ltd	360,900	874,659
Shinoken Group Co Ltd	78,400	735,209
Ship Healthcare Holdings Inc	25,700	1,258,459
Starts Corp Inc	29,100	639,012
Starts Proceed Investment Corp REIT	321	630,988
Sumitomo Osaka Cement Co Ltd	18,800	607,927
Sumitomo Seika Chemicals Co Ltd	20,000	646,402
T-Gaia Corp	23,700	446,027
Takara Leben Co Ltd	152,800	452,781
Tamron Co Ltd	35,100	555,830
The Okinawa Electric Power Co Inc	57,802	905,547
Toho Zinc Co Ltd *	18,600	357,650
Tokai Rika Co Ltd	36,300	542,777
Tokyo Electron Device Ltd	25,300	757,001
Tokyo Steel Manufacturing Co Ltd	100,000	681,406
Towa Pharmaceutical Co Ltd	32,000	642,212
Toyo Corp	68,500	651,153
Ube Industries Ltd	25,100	423,870
Warabeya Nichiyo Holdings Co Ltd	35,500	526,964
Yamaguchi Financial Group Inc	122,200	794,307
Yamaichi Electronics Co Ltd	66,000	812,540
Yurtec Corp	85,000	521,574

		60,737,688

Jordan - 0.5%

Hikma Pharmaceuticals PLC	36,367	1,218,923

Luxembourg - 0.3%

APERAM SA	30,637	862,036

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Malta - 0.3%

Kindred Group PLC SDR	110,000	$796,448

Netherlands - 3.2%

Altice Europe NV *	160,000	761,778
ASM International NV	10,767	1,543,372
ASR Nederland NV	46,487	1,563,511
BE Semiconductor Industries NV	26,128	1,120,155
Intertrust NV ~	25,373	431,905
NSI NV REIT	18,000	633,079
SBM Offshore NV	59,625	951,116
Signify NV * ~	33,964	1,256,228

		8,261,144

Norway - 0.7%

Europris ASA ~	183,267	939,550
SpareBank 1 SMN	92,123	832,753

		1,772,303

Singapore - 1.3%

AEM Holdings Ltd	396,800	1,131,514
First Real Estate Investment Trust REIT	800,000	256,179
Hi-P International Ltd	700,000	612,728
IGG Inc	600,000	689,209
UMS Holdings Ltd	941,900	691,973

		3,381,603

South Africa - 0.3%

Investec PLC	360,000	662,529

South Korea - 5.5%

Binggrae Co Ltd	12,000	607,080
Daesang Corp	26,222	583,413
Dong-A ST Co Ltd	9,000	713,957
DY POWER Corp	50,000	462,076
F&F Co Ltd	7,482	568,105
Huchems Fine Chemical Corp	33,363	587,651
i-SENS Inc	30,880	728,378
InBody Co Ltd	28,988	391,329
INTOPS Co Ltd	42,000	609,567
JW Life Science Corp	30,788	499,872
Korea Asset In Trust Co Ltd	193,658	603,850
Korea Petrochemical Ind Co Ltd	4,081	580,470
Korean Reinsurance Co	90,000	572,983
Kumho Petrochemical Co Ltd	10,034	941,324
LG Hausys Ltd	13,514	652,608
LOTTE Fine Chemical Co Ltd	17,952	760,856
MagnaChip Semiconductor Corp *	50,000	685,000
Poongsan Corp	33,426	678,423
Seegene Inc	8,500	1,892,604
Tovis Co Ltd	80,000	441,146
Value Added Technology Co Ltd	30,000	560,195

		14,120,887

Spain - 2.9%

Acerinox SA *	80,882	663,186
Cia de Distribucion Integral Logista Holdings SA	35,000	597,441
Enagas SA	56,870	1,312,169
Ercros SA	222,807	488,264
Faes Farma SA	175,000	704,348
Lar Espana Real Estate Socimi SA REIT	60,000	276,725
Pharma Mar SA	7,698	976,687
Sacyr SA	284,402	505,290
Tecnicas Reunidas SA *	25,910	277,049
Vidrala SA	5,624	613,229
Viscofan SA	16,000	1,067,398

		7,481,786

	Shares	Value
Sweden - 5.4%

Axfood AB	30,000	$687,200
Betsson AB *	103,414	792,714
Bilia AB ‘A’ *	60,000	754,165
Eolus Vind AB ‘B’	52,008	919,346
Evolution Gaming Group AB ~	20,000	1,321,462
Inwido AB *	89,483	909,485
JM AB	32,399	1,004,042
LeoVegas AB ~	143,166	605,195
Lindab International AB	60,000	1,042,621
Resurs Holding AB ~	120,000	620,528
Sectra AB ‘B’ *	13,000	860,222
Sweco AB ‘B’	30,000	1,661,854
Tethys Oil AB	70,000	336,098
Trelleborg AB ‘B’ *	45,000	794,658
Wihlborgs Fastigheter AB	73,057	1,442,693

		13,752,283

Switzerland - 6.4%

Adecco Group AG	27,000	1,424,663
ALSO Holding AG	3,586	949,677
BKW AG	11,688	1,244,698
Cembra Money Bank AG	11,323	1,343,918
Emmi AG	800	799,279
Forbo Holding AG	541	887,667
Galenica AG ~	16,776	1,166,548
Helvetia Holding AG	9,880	841,818
Interroll Holding AG	350	885,247
Julius Baer Group Ltd	20,000	849,447
Logitech International SA	27,327	2,116,807
PSP Swiss Property AG	11,608	1,402,255
Sonova Holding AG *	7,046	1,785,563
Sulzer AG	7,500	602,846

		16,300,433

United Kingdom - 10.2%

Aggreko PLC	68,575	326,078
Auto Trader Group PLC ~	168,237	1,221,468
B&M European Value Retail SA	200,000	1,275,038
Balfour Beatty PLC	268,708	773,552
Bellway PLC	42,262	1,280,929
boohoo Group PLC *	200,000	965,539
Derwent London PLC REIT	24,599	814,458
Dialog Semiconductor PLC *	31,602	1,377,365
Drax Group PLC	216,457	743,127
Empiric Student Property PLC REIT	400,000	314,845
Fevertree Drinks PLC	31,623	945,037
G4S PLC *	480,000	1,238,022
Great Portland Estates PLC REIT	95,480	736,786
IG Group Holdings PLC	101,214	1,033,895
IMI PLC	85,000	1,146,623
Inchcape PLC *	121,257	687,619
ITV PLC	800,000	697,403
JET2 PLC	80,000	692,600
Jupiter Fund Management PLC	180,000	519,646
Keller Group PLC	149,796	1,177,131
Man Group PLC	467,071	692,382
Paragon Banking Group PLC	185,000	793,135
Quilter PLC ~	500,000	826,768
Reach PLC	386,654	383,318
Rightmove PLC	163,484	1,321,664
Rotork PLC	230,000	833,893
Spirent Communications PLC	313,621	1,153,277
Stagecoach Group PLC	350,000	174,969
Tate & Lyle PLC	139,478	1,197,019
Team17 Group PLC *	90,000	808,275

		26,151,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
United States - 1.5%

Argonaut Gold Inc *	432,300	$873,333
Caesarstone Ltd	45,000	441,000
CyberArk Software Ltd *	9,500	982,490
Inmode Ltd *	29,400	1,063,692
Oxford Immunotec Global PLC *	40,000	468,000

		3,828,515

Total Common Stocks (Cost $227,648,249)		251,522,981

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $476,655; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $486,197)	$476,655	476,655

Total Short-Term Investment (Cost $476,655)		476,655

TOTAL INVESTMENTS - 98.8% (Cost $228,795,955)		252,608,314

OTHER ASSETS & LIABILITIES, NET - 1.2%		3,033,186

NET ASSETS - 100.0%		$255,641,500

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Preferred Stocks	$608,678	$ -	$608,678	$-
	Common Stocks
	Australia	8,173,022	-	8,173,022	-
	Austria	3,018,593	772,065	2,246,528	-
	Belgium	3,009,926	-	3,009,926	-
	Canada	25,344,379	25,344,379	-	-
	China	3,852,878	-	3,852,878	-
	Denmark	7,695,108	-	7,695,108	-
	Egypt	1,174,848	-	1,174,848	-
	Finland	3,035,861	882,855	2,153,006	-
	France	6,506,929	742,959	5,763,970	-
	Georgia	299,004	-	299,004	-
	Germany	14,008,470	2,164,602	11,843,868	-
	Hong Kong	4,260,154	-	4,260,154	-
	Ireland	1,200,722	1,200,722	-	-
	Israel	2,454,977	-	2,454,977	-
	Italy	7,274,625	-	7,274,625	-
	Ivory Coast	885,046	885,046	-	-
	Japan	60,737,688	-	60,737,688	-
	Jordan	1,218,923	-	1,218,923	-
	Luxembourg	862,036	-	862,036	-
	Malta	796,448	-	796,448	-
	Netherlands	8,261,144	-	8,261,144	-
	Norway	1,772,303	-	1,772,303	-
	Singapore	3,381,603	-	3,381,603	-
	South Africa	662,529	-	662,529	-
	South Korea	14,120,887	2,577,604	11,543,283	-
	Spain	7,481,786	1,680,627	5,801,159	-
	Sweden	13,752,283	-	13,752,283	-
	Switzerland	16,300,433	-	16,300,433	-
	United Kingdom	26,151,861	3,245,288	22,906,573	-
	United States	3,828,515	3,828,515	-	-

	Total Common Stocks	251,522,981	43,324,662	208,198,319	-

	Short-Term Investment	476,655	-	476,655	-

	Total	$252,608,314	$43,324,662	$209,283,652	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Argentina - 0.2%

YPF SA ADR *	425,848	$1,520,277

Austria - 0.5%

Erste Group Bank AG *	198,912	4,165,296

Belgium - 0.9%

Ageas SA NV	199,450	8,161,313

Canada - 3.3%

ARC Resources Ltd	412,093	1,841,428
Barrick Gold Corp (TSE)	538,777	15,132,935
Cameco Corp (NYSE)	278,734	2,815,213
Kinross Gold Corp *	860,520	7,589,787
Tourmaline Oil Corp	144,340	1,763,668

		29,143,031

China - 4.5%

China Mobile Ltd	1,584,330	10,170,263
China Telecom Corp Ltd ‘H’	29,098,649	8,742,619
China Unicom Hong Kong Ltd	17,785,171	11,674,047
Dongfeng Motor Group Co Ltd ‘H’	13,983,656	8,746,865

		39,333,794

Denmark - 1.9%

AP Moller - Maersk AS ‘B’	10,440	16,504,387
The Drilling Co of 1972 A/S *	15,826	341,815

		16,846,202

Finland - 1.4%

Nokia Oyj (OMXH) *	3,083,320	12,067,672

France - 12.4%

AXA SA	539,335	9,981,991
BNP Paribas SA *	326,263	11,802,409
Cie de Saint-Gobain *	521,052	21,825,378
Dassault Aviation SA *	3,565	3,007,261
Engie SA *	1,046,634	13,986,701
Renault SA *	223,950	5,809,457
Rexel SA *	904,573	11,341,560
SCOR SE *	153,415	4,271,371
Societe Generale SA *	469,375	6,230,443
TOTAL SE	561,422	19,280,665

		107,537,236

Germany - 2.8%

CECONOMY AG *	670,526	3,295,049
Daimler AG	321,189	17,326,562
METRO AG	216,779	2,158,870
Salzgitter AG *	78,723	1,299,181

		24,079,662

Hong Kong - 0.8%

CK Asset Holdings Ltd	1,349,062	6,628,930

India - 1.1%

Canara Bank *	1,725,285	2,085,623
NTPC Ltd	651,156	753,390
Oil & Natural Gas Corp Ltd	2,908,546	2,736,883
Zee Entertainment Enterprises Ltd	1,399,587	3,978,383

		9,554,279

	Shares	Value
Indonesia - 0.3%

P.T. Bank Mandiri Persero Tbk ADR	338,608	$2,228,041

Ireland - 0.8%

AIB Group PLC *	2,853,563	2,927,368
Bank of Ireland Group PLC *	2,045,998	3,793,198

		6,720,566

Italy - 3.8%

Assicurazioni Generali SPA	503,047	7,090,150
BPER Banca *	710,230	1,654,357
Eni SPA	1,429,590	11,173,765
Saipem SPA	1,733,145	2,980,949
UniCredit SPA *	1,182,567	9,770,629

		32,669,850

Japan - 27.4%

Benesse Holdings Inc	35,189	905,726
Canon Inc	206,635	3,427,364
Chiyoda Corp *	395,513	957,713
Citizen Watch Co Ltd	934,496	2,621,521
Dai-ichi Life Holdings Inc	600,747	8,476,744
DeNA Co Ltd	366,698	6,748,637
Eisai Co Ltd	64,106	5,854,948
Fuji Media Holdings Inc	208,316	2,006,060
Fujitsu Ltd	40,045	5,470,851
Gree Inc	846,706	4,115,817
Hino Motors Ltd	1,164,650	7,557,073
Honda Motor Co Ltd	818,117	19,428,041
Inpex Corp	1,314,567	7,054,214
Isuzu Motors Ltd	778,620	6,809,629
JGC Holdings Corp	718,228	7,449,526
JSR Corp	115,265	2,739,635
Mitsubishi Estate Co Ltd	572,636	8,674,065
Mitsubishi Heavy Industries Ltd	154,040	3,410,555
Mitsubishi Motors Corp *	1,381,919	3,051,453
Mitsubishi UFJ Financial Group Inc	3,545,025	14,147,752
Nikon Corp	629,189	4,245,558
Nippon Television Holdings Inc	393,440	4,230,288
Nissan Motor Co Ltd *	1,626,731	5,753,091
Nitto Denko Corp	147,824	9,630,545
Nomura Holdings Inc	1,459,728	6,670,851
Resona Holdings Inc	2,720,820	9,269,365
Shimamura Co Ltd	123,867	12,032,890
Sumitomo Mitsui Financial Group Inc	465,642	13,019,726
Sumitomo Mitsui Trust Holdings Inc	337,034	8,966,377
T&D Holdings Inc	1,420,476	14,003,511
Takeda Pharmaceutical Co Ltd	457,725	16,360,431
THK Co Ltd	284,791	7,166,918
Z Holdings Corp	909,218	6,073,050

		238,329,925

Luxembourg - 0.5%

RTL Group SA *	121,304	4,774,508

Malaysia - 0.4%

CIMB Group Holdings Bhd	4,229,808	3,141,170

Netherlands - 5.2%

ABN AMRO Bank NV CVA ~	949,971	7,941,298
ING Groep NV *	1,805,239	12,883,747
PostNL NV	1,798,697	5,460,715
Royal Dutch Shell PLC ‘B’	1,598,428	19,384,211

		45,669,971

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Norway - 1.0%

Norsk Hydro ASA *	3,141,420	$8,671,025

Russia - 1.8%

Gazprom PJSC ADR (OTC)	8,901	38,808
Gazprom PJSC ADR (SEAQ)	1,352,235	5,884,846
LUKOIL PJSC ADR (OTC)	36,059	2,070,147
Sberbank of Russia PJSC ADR (SEAQ)	432,332	5,047,243
VEON Ltd ADR	2,098,544	2,644,165

		15,685,209

South Africa - 2.5%

Anglo American PLC	396,418	9,590,768
Gold Fields Ltd ADR	630,315	7,746,571
Impala Platinum Holdings Ltd	211,781	1,840,104
MTN Group Ltd	820,677	2,753,482

		21,930,925

South Korea - 4.0%

Hankook Tire & Technology Co Ltd	204,760	5,517,624
KB Financial Group Inc	339,707	10,938,560
KT Corp ADR	998,641	9,596,940
Shinhan Financial Group Co Ltd	384,518	9,021,010

		35,074,134

Spain - 1.2%

CaixaBank SA (SIBE)	4,787,854	10,164,066

Switzerland - 6.3%

Adecco Group AG	302,239	15,947,733
Julius Baer Group Ltd	122,803	5,215,733
LafargeHolcim Ltd (XVTX)	365,599	16,641,891
UBS Group AG (XVTX)	1,539,929	17,205,477

		55,010,834

Taiwan - 1.0%

Innolux Corp *	17,001,367	5,549,746
Shin Kong Financial Holding Co Ltd	12,523,316	3,499,607

		9,049,353

Thailand - 0.8%

Kasikornbank PCL	831,052	2,023,042
Kasikornbank PCL NVDR	1,946,745	4,752,313

		6,775,355

United Kingdom - 9.3%

Babcock International Group PLC	1,373,465	4,430,089
BP PLC	4,960,968	14,347,012
BT Group PLC	4,670,124	5,915,277
Centrica PLC	6,435,388	3,329,830
J Sainsbury PLC	4,436,404	10,923,001
Kingfisher PLC	3,612,238	13,836,313
Land Securities Group PLC REIT	536,539	3,612,170
Marks & Spencer Group PLC	2,431,374	3,051,045
Standard Chartered PLC *	1,974,660	9,086,569
The British Land Co PLC REIT	801,150	3,492,535
WPP PLC	1,188,026	9,330,690

		81,354,531

United States - 0.2%

Ovintiv Inc	258,079	2,110,683

Total Common Stocks (Cost $1,080,733,909)		838,397,838

	Shares	Value
EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	57,340	$3,456,455

Total Exchange-Traded Fund (Cost $3,447,893)		3,456,455

	Principal Amount
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $17,917,054; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $18,275,484)	$17,917,054	17,917,054

Total Short-Term Investment (Cost $17,917,054)		17,917,054

TOTAL INVESTMENTS - 98.8% (Cost $1,102,098,856)		859,771,347

OTHER ASSETS & LIABILITIES, NET - 1.2%		10,032,300

NET ASSETS - 100.0%		$869,803,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$1,520,277	$1,520,277	$-	$-
	Austria	4,165,296	-	4,165,296	-
	Belgium	8,161,313	-	8,161,313	-
	Canada	29,143,031	29,143,031	-	-
	China	39,333,794	-	39,333,794	-
	Denmark	16,846,202	-	16,846,202	-
	Finland	12,067,672	-	12,067,672	-
	France	107,537,236	-	107,537,236	-
	Germany	24,079,662	-	24,079,662	-
	Hong Kong	6,628,930	-	6,628,930	-
	India	9,554,279	-	9,554,279	-
	Indonesia	2,228,041	2,228,041	-	-
	Ireland	6,720,566	-	6,720,566	-
	Italy	32,669,850	-	32,669,850	-
	Japan	238,329,925	-	238,329,925	-
	Luxembourg	4,774,508	-	4,774,508	-
	Malaysia	3,141,170	-	3,141,170	-
	Netherlands	45,669,971	-	45,669,971	-
	Norway	8,671,025	-	8,671,025	-
	Russia	15,685,209	4,753,120	10,932,089	-
	South Africa	21,930,925	7,746,571	14,184,354	-
	South Korea	35,074,134	9,596,940	25,477,194	-
	Spain	10,164,066	-	10,164,066	-
	Switzerland	55,010,834	-	55,010,834	-
	Taiwan	9,049,353	-	9,049,353	-
	Thailand	6,775,355	-	6,775,355	-
	United Kingdom	81,354,531	-	81,354,531	-
	United States	2,110,683	2,110,683	-	-

	Total Common Stocks	838,397,838	57,098,663	781,299,175	-

	Exchange-Traded Fund	3,456,455	3,456,455	-	-
	Short-Term Investment	17,917,054	-	17,917,054	-

	Total	$859,771,347	$60,555,118	$799,216,229	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Communications - 0.1%

GoodRx Holdings Inc ‘A’ *	5,003	$278,167

Consumer, Non-Cyclical - 98.3%

Abbott Laboratories	201,534	21,932,945
ABIOMED Inc *	9,188	2,545,627
Acceleron Pharma Inc *	32,755	3,685,920
Agios Pharmaceuticals Inc *	21,196	741,860
Alcon Inc * (Switzerland)	99,213	5,650,180
Alexion Pharmaceuticals Inc *	22,323	2,554,421
Allakos Inc *	26,326	2,144,253
Allogene Therapeutics Inc *	6,829	257,522
Alnylam Pharmaceuticals Inc *	27,007	3,932,219
Amedisys Inc *	15,548	3,676,014
AmerisourceBergen Corp	11,896	1,152,960
Amgen Inc	47,360	12,037,018
Annexon Inc *	14,235	430,324
Anthem Inc	33,388	8,967,683
Apellis Pharmaceuticals Inc *	20,019	603,973
Arcutis Biotherapeutics Inc *	9,909	290,334
Arena Pharmaceuticals Inc *	16,119	1,205,540
AstraZeneca PLC (United Kingdom)	13,549	1,480,423
Atreca Inc ‘A’ *	17,423	243,399
Avantor Inc *	121,214	2,726,103
Baxter International Inc	106,998	8,604,779
Becton Dickinson and Co	26,591	6,187,194
Biogen Inc *	9,470	2,686,450
BioMarin Pharmaceutical Inc *	29,902	2,274,944
Blueprint Medicines Corp *	8,572	794,624
Boston Scientific Corp *	317,267	12,122,772
Bristol-Myers Squibb Co	139,881	8,433,425
Cardinal Health Inc	21,235	996,983
Centene Corp *	73,802	4,304,871
ChemoCentryx Inc *	4,365	239,202
Cigna Corp	45,396	7,690,536
Dicerna Pharmaceuticals Inc *	12,595	226,584
Edwards Lifesciences Corp *	134,980	10,774,104
Eidos Therapeutics Inc *	8,403	424,604
Eisai Co Ltd (Japan)	26,500	2,420,306
Eli Lilly & Co	63,487	9,397,346
Encompass Health Corp	33,393	2,169,877
Envista Holdings Corp *	31,973	789,094
FibroGen Inc *	5,014	206,176
Galapagos NV ADR * (Belgium)	6,142	871,611
Genfit ADR * (France)	1,108	5,895
Genmab AS * (Denmark)	12,524	4,545,029
Genmab AS ADR * (Denmark)	41,430	1,516,752
Gilead Sciences Inc	65,529	4,140,778
Halozyme Therapeutics Inc *	26,791	704,067
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	774,507	3,785,510
Hua Medicine * ~ (China)	334,500	215,373
Humana Inc	27,897	11,546,289
Humanigen Inc *	17,685	188,168
Illumina Inc *	12,352	3,817,756
Immunomedics Inc *	28,017	2,382,286
Immunovant Inc *	30,935	1,088,603
Incyte Corp *	20,808	1,867,310
Intellia Therapeutics Inc *	11,822	235,021
Intuitive Surgical Inc *	12,062	8,558,471
Iovance Biotherapeutics Inc *	26,500	872,380
IQVIA Holdings Inc *	22,045	3,474,953
Johnson & Johnson	134,117	19,967,339
Kodiak Sciences Inc *	7,708	456,391
Krystal Biotech Inc *	4,326	186,234

	Shares	Value
LHC Group Inc *	16,858	$3,583,336
Livongo Health Inc *	12,619	1,767,291
Masimo Corp *	25,656	6,056,355
McKesson Corp	5,210	775,925
Medtronic PLC	118,599	12,324,808
Merck & Co Inc	89,477	7,422,117
Merck KGaA (Germany)	21,836	3,183,522
Mersana Therapeutics Inc *	49,042	913,162
Mirati Therapeutics Inc *	4,448	738,590
Molecular Templates Inc *	18,880	206,170
MyoKardia Inc *	5,850	797,531
Nektar Therapeutics *	20,913	346,947
Neurocrine Biosciences Inc *	18,078	1,738,380
Nevro Corp *	13,767	1,917,743
Passage Bio Inc *	7,208	94,497
Pfizer Inc	277,969	10,201,462
PPD Inc *	68,320	2,527,157
Prothena Corp PLC * (Ireland)	18,100	180,819
Quest Diagnostics Inc	10,887	1,246,453
RAPT Therapeutics Inc *	7,339	236,316
Regeneron Pharmaceuticals Inc *	10,800	6,045,624
Relay Therapeutics Inc *	9,429	401,581
ResMed Inc	21,704	3,720,717
Roche Holding AG (Switzerland)	10,452	3,580,234
Royalty Pharma PLC ‘A’	13,430	565,000
Sanofi (France)	59,100	5,922,518
Sanofi ADR (France)	46,250	2,320,363
Sarepta Therapeutics Inc *	7,480	1,050,416
Seattle Genetics Inc *	54,111	10,588,982
Seres Therapeutics Inc *	22,500	636,975
SI-BONE Inc *	4,104	97,347
Silk Road Medical Inc *	8,105	544,737
Straumann Holding AG (Switzerland)	2,200	2,225,523
Stryker Corp	52,450	10,929,006
Taysha Gene Therapies Inc *	11,664	261,274
TCR2 Therapeutics Inc *	8,814	179,100
Teladoc Health Inc *	11,270	2,470,835
Teleflex Inc	16,134	5,492,336
Thermo Fisher Scientific Inc	32,221	14,226,216
UnitedHealth Group Inc	96,157	29,978,868
Varian Medical Systems Inc *	34,383	5,913,876
Vertex Pharmaceuticals Inc *	35,457	9,648,559
Vir Biotechnology Inc *	6,514	223,626
WuXi AppTec Co Ltd ‘H’ ~ (China)	202,722	2,931,515
Wuxi Biologics Cayman Inc * ~ (China)	102,000	2,499,822
Zimmer Biomet Holdings Inc	25,900	3,526,026
Zoetis Inc	47,069	7,783,801

		417,452,263

Diversified - 0.4%

ARYA Sciences Acquisition Corp II UNIT *	10,968	120,648
ARYA Sciences Acquisition Corp III ‘A’ *	13,880	148,793
BCTG Acquisition Corp *	8,240	89,322
Deerfield Healthcare Technology Acquisitions Corp UNIT *	18,233	193,817
FS Development Corp ‘A’ *	14,182	158,838
Health Sciences Acquisitions Corp 2 *	11,840	130,240
Longview Acquisition Corp UNIT *	31,158	316,254
Panacea Acquisition Corp UNIT *	10,416	124,992
Therapeutics Acquisition Corp ‘A’ *	23,300	335,054

		1,617,958

Financial - 0.1%

GoHealth Inc ‘A’ *	31,489	410,144
Selectquote Inc *	8,500	172,125

		582,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Industrial - 0.3%

Agilent Technologies Inc	11,877	$1,198,865

Technology - 0.0%

Oak Street Health Inc *	3,809	203,553

Total Common Stocks (Cost $292,194,537)		421,333,075

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $3,033,668; collateralized by U.S. Treasury Notes: 1.125% due 02/28/25 and value $3,094,368)	$3,033,668	3,033,668

Total Short-Term Investment (Cost $3,033,668)		3,033,668

TOTAL INVESTMENTS - 99.9% (Cost $295,228,205)		424,366,743

OTHER ASSETS & LIABILITIES, NET - 0.1%		521,963

NET ASSETS - 100.0%		$424,888,706

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$278,167	$278,167	$-	$-
	Consumer, Non-Cyclical	417,452,263	384,877,861	32,574,402	-
	Diversified	1,617,958	1,617,958	-	-
	Financial	582,269	582,269	-	-
	Industrial	1,198,865	1,198,865	-	-
	Technology	203,553	203,553	-	-

	Total Common Stocks	421,333,075	388,758,673	32,574,402	-

	Short-Term Investment	3,033,668	-	3,033,668	-

	Total	$424,366,743	$388,758,673	$35,608,070	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer, Cyclical - 0.5%

Choice Hotels International Inc	11,920	$1,024,643
Hilton Worldwide Holdings Inc	13,077	1,115,730

		2,140,373

Financial - 99.0%

Alexandria Real Estate Equities Inc REIT	91,676	14,668,160
American Assets Trust Inc REIT	114,301	2,753,511
American Campus Communities Inc REIT	103,548	3,615,896
American Homes 4 Rent ‘A’ REIT	654,544	18,641,413
American Tower Corp REIT	60,867	14,713,380
Apartment Investment & Management Co ‘A’ REIT	261,596	8,821,017
AvalonBay Communities Inc REIT	169,656	25,336,427
Boston Properties Inc REIT	101,752	8,170,686
Brandywine Realty Trust REIT	180,856	1,870,051
Camden Property Trust REIT	81,472	7,249,378
CoreSite Realty Corp REIT	54,655	6,497,386
Cousins Properties Inc REIT	306,309	8,757,374
CubeSmart REIT	244,209	7,890,393
CyrusOne Inc REIT	87,636	6,137,149
DiamondRock Hospitality Co REIT	323,206	1,638,654
Digital Realty Trust Inc REIT	40,139	5,890,800
Equinix Inc REIT	56,122	42,660,016
Equity LifeStyle Properties Inc REIT	156,640	9,602,032
Equity Residential REIT	105,475	5,414,032
Essential Properties Realty Trust Inc REIT	174,456	3,196,034
Essex Property Trust Inc REIT	81,324	16,329,046
Extra Space Storage Inc REIT	106,201	11,362,445
First Industrial Realty Trust Inc REIT	114,744	4,566,811
Healthcare Realty Trust Inc REIT	18,139	546,347
Healthcare Trust of America Inc ‘A’ REIT	537,325	13,970,450
Healthpeak Properties Inc REIT	96,371	2,616,473
Invitation Homes Inc REIT	911,695	25,518,343
Kilroy Realty Corp REIT	101,008	5,248,376
Park Hotels & Resorts Inc REIT	354,905	3,545,501
Prologis Inc REIT	475,541	47,848,935
PS Business Parks Inc REIT	56,634	6,931,435
Public Storage REIT	21,846	4,865,541
Regency Centers Corp REIT	198,843	7,560,011
Rexford Industrial Realty Inc REIT	137,306	6,283,123
Sabra Health Care REIT Inc	378,778	5,221,455
Simon Property Group Inc REIT	66,582	4,306,524
STORE Capital Corp REIT	470,092	12,894,623
Sun Communities Inc REIT	110,306	15,510,127
Taubman Centers Inc REIT	24,033	800,059
Terreno Realty Corp REIT	182,845	10,012,592
Ventas Inc REIT	165,537	6,945,932
VICI Properties Inc REIT	349,522	8,168,329
Welltower Inc REIT	391,441	21,564,485
Weyerhaeuser Co REIT	99,350	2,833,462

		448,974,214

Total Common Stocks (Cost $440,852,752)		451,114,587

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $447,531; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $456,534)	$447,531	$447,531

Total Short-Term Investment (Cost $447,531)		447,531

TOTAL INVESTMENTS - 99.6% (Cost $441,300,283)		451,562,118

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,996,517

NET ASSETS - 100.0%		$453,558,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$451,114,587	$451,114,587	$-	$-
	Short-Term Investment	447,531	-	447,531	-

	Total	$451,562,118	$451,114,587	$447,531	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Communications - 28.8%

Alibaba Group Holding Ltd ADR * (China)	18,733	$5,507,127
Alphabet Inc ‘A’ *	6,863	10,058,413
Amazon.com Inc *	8,573	26,994,062
Charter Communications Inc ‘A’ *	4,932	3,079,245
Chewy Inc ‘A’ *	31,068	1,703,458
Facebook Inc ‘A’ *	43,380	11,361,222
Farfetch Ltd ‘A’ * (United Kingdom)	36,478	917,787
Match Group Inc *	13,891	1,537,039
MercadoLibre Inc * (Argentina)	243	263,043
Okta Inc *	8,057	1,722,990
Pinterest Inc ‘A’ *	22,779	945,556
Q2 Holdings Inc *	12,832	1,171,048
Shopify Inc ‘A’ * (Canada)	564	576,955
Tencent Holdings Ltd (China)	69,500	4,694,264
Wix.com Ltd * (Israel)	5,850	1,490,873
Wolters Kluwer NV (Netherlands)	19,125	1,631,409
Zendesk Inc *	17,177	1,767,857

		75,422,348

Consumer, Cyclical - 0.5%

DraftKings Inc ‘A’ *	20,643	1,214,634

Consumer, Non-Cyclical - 10.7%

Adaptive Biotechnologies Corp *	17,447	848,448
Bio-Techne Corp	4,830	1,196,536
Dun & Bradstreet Holdings Inc *	28,999	744,114
Equifax Inc	8,395	1,317,175
Global Payments Inc	26,188	4,650,465
Guardant Health Inc *	13,846	1,547,706
IHS Markit Ltd	18,805	1,476,381
Illumina Inc *	4,313	1,333,062
Livongo Health Inc *	16,642	2,330,712
Nuvei Corp * (Canada)	18,736	791,034
PayPal Holdings Inc *	38,644	7,614,027
Square Inc ‘A’ *	9,280	1,508,464
TransUnion	16,857	1,418,179
Verisk Analytics Inc	7,461	1,382,598

		28,158,901

Financial - 9.6%

CoreSite Realty Corp REIT	3,186	378,752
Mastercard Inc ‘A’	30,294	10,244,522
Nasdaq Inc	12,524	1,536,820
QTS Realty Trust Inc ‘A’ REIT	25,313	1,595,225
Tradeweb Markets Inc ‘A’	18,720	1,085,760
Visa Inc ‘A’	51,067	10,211,868

		25,052,947

Technology - 48.6%

Activision Blizzard Inc	49,072	3,972,378
Adobe Inc *	21,399	10,494,712
Advanced Micro Devices Inc *	52,852	4,333,335
Apple Inc	81,560	9,445,464
Asana Inc ‘A’ *	30,694	883,987
ASML Holding NV (Netherlands)	3,621	1,337,127
Atlassian Corp PLC ‘A’ *	7,601	1,381,786
Autodesk Inc *	7,615	1,759,141
Bentley Systems Inc ‘B’ *	8,787	275,912
Black Knight Inc *	21,661	1,885,590
CACI International Inc ‘A’ *	4,886	1,041,500
Clarivate PLC * (United Kingdom)	70,757	2,192,759
Constellation Software Inc (Canada)	1,895	2,105,741
Coupa Software Inc *	4,165	1,142,210

	Shares	Value
DocuSign Inc *	10,909	$2,348,053
Electronic Arts Inc *	24,270	3,165,051
Endava PLC ADR * (United Kingdom)	30,132	1,902,836
EPAM Systems Inc *	6,859	2,217,378
Fidelity National Information Services Inc	34,871	5,133,360
HubSpot Inc *	8,170	2,387,519
KLA Corp	13,347	2,585,848
Lam Research Corp	9,738	3,230,581
Marvell Technology Group Ltd	57,818	2,295,375
Microsoft Corp	117,690	24,753,738
NetEase Inc ADR (China)	5,687	2,585,708
NVIDIA Corp	12,320	6,667,830
PAE Inc *	11,426	97,121
Ping Identity Holding Corp *	12,083	377,110
Rakus Co Ltd (Japan)	94,500	1,695,373
RingCentral Inc ‘A’ *	11,393	3,128,632
salesforce.com Inc *	28,536	7,171,667
ServiceNow Inc *	10,729	5,203,565
Skyworks Solutions Inc	21,469	3,123,739
Snowflake Inc ‘A’ *	113	28,363
Take-Two Interactive Software Inc *	12,788	2,112,833
The Descartes Systems Group Inc * (Canada)	24,688	1,406,320
Twilio Inc ‘A’ *	4,047	999,973
Unity Software Inc *	3,682	321,365

		127,190,980

Total Common Stocks (Cost $150,168,660)		257,039,810

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

U.S. Government Agency Issue - 2.2%

Federal Home Loan Bank 0.000% due 10/01/20	$5,882,000	5,882,000

Total Short-Term Investment (Cost $5,882,000)		5,882,000

TOTAL INVESTMENTS - 100.4% (Cost $156,050,660)		262,921,810

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,136,611)

NET ASSETS - 100.0%		$261,785,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$75,422,348	$69,096,675	$6,325,673	$-
	Consumer, Cyclical	1,214,634	1,214,634	-	-
	Consumer, Non-Cyclical	28,158,901	28,158,901	-	-
	Financial	25,052,947	25,052,947	-	-
	Technology	127,190,980	125,495,607	1,695,373	-

	Total Common Stocks	257,039,810	249,018,764	8,021,046	-

	Short-Term Investment	5,882,000	-	5,882,000	-

	Total	$262,921,810	$249,018,764	$13,903,046	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,036,236	$57,064,011
PD Aggregate Bond Index Portfolio ‘P’ *	15,337,656	216,525,814
PD High Yield Bond Market Portfolio ‘P’ *	5,133,682	87,398,697
PD Large-Cap Growth Index Portfolio ‘P’ *	1,465,669	84,980,914
PD Large-Cap Value Index Portfolio ‘P’ *	2,638,950	78,786,151
PD Small-Cap Growth Index Portfolio ‘P’ *	179,890	6,382,474
PD Small-Cap Value Index Portfolio ‘P’ *	285,426	6,102,068
PD Emerging Markets Portfolio ‘P’ *	1,233,633	21,629,915
PD International Large-Cap Portfolio ‘P’ *	2,610,402	48,848,371

Total Affiliated Mutual Funds (Cost $492,523,163)		607,718,415

TOTAL INVESTMENTS - 100.0% (Cost $492,523,163)		607,718,415

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(154,315)

NET ASSETS - 100.0%		$607,564,100

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$607,718,415	$607,718,415	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,710,120	$121,353,008
PD Aggregate Bond Index Portfolio ‘P’ *	41,731,050	589,128,457
PD High Yield Bond Market Portfolio ‘P’ *	15,218,980	259,096,520
PD Large-Cap Growth Index Portfolio ‘P’ *	9,048,131	524,619,518
PD Large-Cap Value Index Portfolio ‘P’ *	16,874,136	503,779,263
PD Small-Cap Growth Index Portfolio ‘P’ *	1,116,437	39,610,945
PD Small-Cap Value Index Portfolio ‘P’ *	1,767,274	37,782,175
PD Emerging Markets Portfolio ‘P’ *	7,324,920	128,431,559
PD International Large-Cap Portfolio ‘P’ *	16,363,156	306,203,287

Total Affiliated Mutual Funds (Cost $1,870,621,066)		2,510,004,732

TOTAL INVESTMENTS - 100.0% (Cost $1,870,621,066)		2,510,004,732

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(582,583)

NET ASSETS - 100.0%		$2,509,422,149

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,510,004,732	$2,510,004,732	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,431,725	$16,222,431
PD Aggregate Bond Index Portfolio ‘P’ *	9,181,666	129,620,055
PD High Yield Bond Market Portfolio ‘P’ *	4,125,028	70,226,806
PD Large-Cap Growth Index Portfolio ‘P’ *	5,037,017	292,051,208
PD Large-Cap Value Index Portfolio ‘P’ *	9,593,874	286,426,203
PD Small-Cap Growth Index Portfolio ‘P’ *	613,744	21,775,511
PD Small-Cap Value Index Portfolio ‘P’ *	1,008,027	21,550,385
PD Emerging Markets Portfolio ‘P’ *	3,707,642	65,007,974
PD International Large-Cap Portfolio ‘P’ *	9,763,555	182,705,127

Total Affiliated Mutual Funds (Cost $817,312,782)		1,085,585,700

TOTAL INVESTMENTS - 100.0% (Cost $817,312,782)		1,085,585,700

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(240,352)

NET ASSETS - 100.0%		$1,085,345,348

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,085,585,700	$1,085,585,700	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	2,436,917	$30,567,773
Diversified Bond Portfolio ‘P’ *	28,624,719	457,108,168
Floating Rate Income Portfolio ‘P’ *	1,269,376	16,510,298
High Yield Bond Portfolio ‘P’ *	6,438,284	62,086,502
Inflation Managed Portfolio ‘P’ *	3,571,584	49,763,168
Managed Bond Portfolio ‘P’ *	24,034,656	393,165,081
Short Duration Bond Portfolio ‘P’ *	28,194,669	314,002,220
Emerging Markets Debt Portfolio ‘P’ *	4,074,162	49,252,435
Comstock Portfolio ‘P’ *	818,401	13,191,879
Dividend Growth Portfolio ‘P’ *	1,068,985	30,879,966
Equity Index Portfolio ‘P’ *	205,061	17,590,853
Growth Portfolio ‘P’ *	580,804	30,642,939
Large-Cap Growth Portfolio ‘P’ *	1,045,252	23,021,693
Large-Cap Value Portfolio ‘P’ *	1,158,271	30,630,610
Main Street Core Portfolio ‘P’ *	245,649	13,366,669
Mid-Cap Equity Portfolio ‘P’ *	335,168	9,994,560
Mid-Cap Growth Portfolio ‘P’ *	475,950	11,954,506
Mid-Cap Value Portfolio ‘P’ *	754,322	19,805,343
Value Advantage Portfolio ‘P’ *	1,533,416	24,714,452
Emerging Markets Portfolio ‘P’ *	1,183,299	24,882,983
International Equity Income Portfolio ‘P’ *	850,503	7,370,337
International Large-Cap Portfolio ‘P’ *	1,227,445	13,964,959
International Value Portfolio ‘P’ *	1,039,797	11,436,761

Total Affiliated Mutual Funds (Cost $1,408,554,899)		1,655,904,155

TOTAL INVESTMENTS - 100.0% (Cost $1,408,554,899)		1,655,904,155

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(333,884)

NET ASSETS - 100.0%		$1,655,570,271

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,655,904,155	$1,655,904,155	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,781,934	$22,351,907
Diversified Bond Portfolio ‘P’ *	30,497,430	487,013,492
Floating Rate Income Portfolio ‘P’ *	1,743,543	22,677,607
High Yield Bond Portfolio ‘P’ *	17,867,628	172,303,446
Inflation Managed Portfolio ‘P’ *	4,723,546	65,813,548
Managed Bond Portfolio ‘P’ *	22,583,985	369,434,623
Short Duration Bond Portfolio ‘P’ *	20,528,038	228,619,444
Emerging Markets Debt Portfolio ‘P’ *	8,852,252	107,014,639
Comstock Portfolio ‘P’ *	2,091,020	33,705,350
Dividend Growth Portfolio ‘P’ *	2,677,903	77,357,059
Equity Index Portfolio ‘P’ *	511,159	43,849,021
Growth Portfolio ‘P’ *	1,410,744	74,430,181
Large-Cap Growth Portfolio ‘P’ *	2,590,005	57,044,900
Large-Cap Value Portfolio ‘P’ *	2,906,085	76,851,752
Main Street Core Portfolio ‘P’ *	614,965	33,462,497
Mid-Cap Equity Portfolio ‘P’ *	775,009	23,110,408
Mid-Cap Growth Portfolio ‘P’ *	927,116	23,286,513
Mid-Cap Value Portfolio ‘P’ *	1,734,876	45,550,594
Small-Cap Growth Portfolio ‘P’ *	188,920	5,888,275
Small-Cap Index Portfolio ‘P’ *	478,500	11,439,096
Small-Cap Value Portfolio ‘P’ *	272,536	5,590,812
Value Advantage Portfolio ‘P’ *	3,927,848	63,306,104
Emerging Markets Portfolio ‘P’ *	3,283,791	69,053,141
International Equity Income Portfolio ‘P’ *	3,656,310	31,685,069
International Large-Cap Portfolio ‘P’ *	5,112,635	58,167,762
International Small-Cap Portfolio ‘P’ *	836,934	11,608,373
International Value Portfolio ‘P’ *	4,133,439	45,463,837
Real Estate Portfolio ‘P’ *	414,359	11,316,091

Total Affiliated Mutual Funds (Cost $1,880,586,432)		2,277,395,541

TOTAL INVESTMENTS - 100.0% (Cost $1,880,586,432)		2,277,395,541

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(470,221)

NET ASSETS - 100.0%		$2,276,925,320

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,277,395,541	$2,277,395,541	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	18,998,101	$238,305,056
Diversified Bond Portfolio ‘P’ *	113,234,578	1,808,243,095
Floating Rate Income Portfolio ‘P’ *	7,024,598	91,366,286
High Yield Bond Portfolio ‘P’ *	43,921,917	423,553,585
Inflation Managed Portfolio ‘P’ *	6,251,979	87,109,325
Managed Bond Portfolio ‘P’ *	73,615,054	1,204,213,969
Short Duration Bond Portfolio ‘P’ *	36,376,149	405,118,842
Emerging Markets Debt Portfolio ‘P’ *	30,591,935	369,825,112
Comstock Portfolio ‘P’ *	11,753,576	189,457,049
Developing Growth Portfolio ‘P’ *	624,962	19,478,809
Dividend Growth Portfolio ‘P’ *	16,786,180	484,905,301
Equity Index Portfolio ‘P’ *	3,217,749	276,029,988
Growth Portfolio ‘P’ *	10,296,734	543,250,671
Large-Cap Growth Portfolio ‘P’ *	18,577,474	409,169,173
Large-Cap Value Portfolio ‘P’ *	16,233,754	429,303,487
Main Street Core Portfolio ‘P’ *	3,844,792	209,209,284
Mid-Cap Equity Portfolio ‘P’ *	4,151,267	123,788,882
Mid-Cap Growth Portfolio ‘P’ *	7,086,283	177,987,324
Mid-Cap Value Portfolio ‘P’ *	8,388,003	220,233,891
Small-Cap Equity Portfolio ‘P’ *	1,345,636	32,280,291
Small-Cap Index Portfolio ‘P’ *	2,365,160	56,541,899
Small-Cap Value Portfolio ‘P’ *	1,573,159	32,271,832
Value Advantage Portfolio ‘P’ *	21,898,707	352,946,913
Emerging Markets Portfolio ‘P’ *	17,975,651	378,000,633
International Equity Income Portfolio ‘P’ *	17,151,598	148,633,326
International Large-Cap Portfolio ‘P’ *	24,734,949	281,415,870
International Small-Cap Portfolio ‘P’ *	3,450,085	47,853,099
International Value Portfolio ‘P’ *	19,907,335	218,961,469
Real Estate Portfolio ‘P’ *	3,410,268	93,134,053

Total Affiliated Mutual Funds (Cost $7,616,856,919)		9,352,588,514

TOTAL INVESTMENTS - 100.0% (Cost $7,616,856,919)		9,352,588,514

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,822,943)

NET ASSETS - 100.0%		$9,350,765,571

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$9,352,588,514	$9,352,588,514	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,880,241	$123,934,040
Diversified Bond Portfolio ‘P’ *	61,847,715	987,646,220
Floating Rate Income Portfolio ‘P’ *	5,712,991	74,306,704
High Yield Bond Portfolio ‘P’ *	24,236,766	233,723,157
Managed Bond Portfolio ‘P’ *	39,903,312	652,748,639
Short Duration Bond Portfolio ‘P’ *	16,966,759	188,957,712
Emerging Markets Debt Portfolio ‘P’ *	19,266,937	232,917,496
Comstock Portfolio ‘P’ *	12,937,661	208,543,424
Dividend Growth Portfolio ‘P’ *	18,712,806	540,560,081
Equity Index Portfolio ‘P’ *	3,606,288	309,360,213
Growth Portfolio ‘P’ *	11,939,923	629,944,527
Large-Cap Growth Portfolio ‘P’ *	21,336,741	469,942,057
Large-Cap Value Portfolio ‘P’ *	17,835,145	471,652,458
Main Street Core Portfolio ‘P’ *	4,261,412	231,879,148
Mid-Cap Equity Portfolio ‘P’ *	5,189,175	154,738,819
Mid-Cap Growth Portfolio ‘P’ *	8,359,215	209,959,746
Mid-Cap Value Portfolio ‘P’ *	10,817,771	284,029,418
Small-Cap Equity Portfolio ‘P’ *	1,806,504	43,335,994
Small-Cap Growth Portfolio ‘P’ *	1,470,880	45,844,381
Small-Cap Index Portfolio ‘P’ *	3,032,603	72,497,903
Small-Cap Value Portfolio ‘P’ *	1,920,181	39,390,646
Value Advantage Portfolio ‘P’ *	23,784,025	383,333,047
Emerging Markets Portfolio ‘P’ *	19,218,737	404,140,855
International Equity Income Portfolio ‘P’ *	21,917,849	189,936,987
International Large-Cap Portfolio ‘P’ *	31,718,642	360,871,138
International Small-Cap Portfolio ‘P’ *	5,906,474	81,923,509
International Value Portfolio ‘P’ *	25,476,147	280,213,030
Real Estate Portfolio ‘P’ *	2,906,212	79,368,345

Total Affiliated Mutual Funds (Cost $6,461,074,919)		7,985,699,694

TOTAL INVESTMENTS - 100.0% (Cost $6,461,074,919)		7,985,699,694

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,555,253)

NET ASSETS - 100.0%		$7,984,144,441

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$7,985,699,694	$7,985,699,694	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,035,961	$12,994,705
Diversified Bond Portfolio ‘P’ *	6,377,862	101,848,085
Floating Rate Income Portfolio ‘P’ *	635,745	8,268,893
High Yield Bond Portfolio ‘P’ *	5,418,684	52,254,162
Managed Bond Portfolio ‘P’ *	4,138,869	67,704,684
Short Duration Bond Portfolio ‘P’ *	1,382,707	15,399,121
Emerging Markets Debt Portfolio ‘P’ *	4,301,968	52,006,382
Comstock Portfolio ‘P’ *	3,140,027	50,614,403
Dividend Growth Portfolio ‘P’ *	4,501,613	130,038,881
Equity Index Portfolio ‘P’ *	870,182	74,647,303
Growth Portfolio ‘P’ *	2,863,775	151,091,377
Large-Cap Growth Portfolio ‘P’ *	5,152,684	113,487,939
Large-Cap Value Portfolio ‘P’ *	4,295,778	113,602,332
Main Street Core Portfolio ‘P’ *	1,018,957	55,445,217
Mid-Cap Equity Portfolio ‘P’ *	1,586,664	47,313,584
Mid-Cap Growth Portfolio ‘P’ *	2,721,853	68,365,229
Mid-Cap Value Portfolio ‘P’ *	3,206,486	84,188,925
Small-Cap Equity Portfolio ‘P’ *	552,404	13,251,535
Small-Cap Growth Portfolio ‘P’ *	568,360	17,714,658
Small-Cap Index Portfolio ‘P’ *	828,395	19,803,759
Small-Cap Value Portfolio ‘P’ *	602,881	12,367,519
Value Advantage Portfolio ‘P’ *	5,733,336	92,405,606
Emerging Markets Portfolio ‘P’ *	5,997,893	126,126,588
International Equity Income Portfolio ‘P’ *	6,540,970	56,683,122
International Large-Cap Portfolio ‘P’ *	9,352,897	106,410,318
International Small-Cap Portfolio ‘P’ *	1,975,727	27,403,574
International Value Portfolio ‘P’ *	7,701,480	84,708,846
Real Estate Portfolio ‘P’ *	1,300,706	35,522,152

Total Affiliated Mutual Funds (Cost $1,446,704,167)		1,791,668,899

TOTAL INVESTMENTS - 100.0% (Cost $1,446,704,167)		1,791,668,899

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(367,702)

NET ASSETS - 100.0%		$1,791,301,197

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,791,668,899	$1,791,668,899	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	2,762,533	$38,343,951
DFA Intermediate Term Extended Quality Portfolio ‘I’	4,842,340	57,478,579
DFA Large Cap International Portfolio ‘I’	1,891,826	41,033,708
DFA Short-Term Extended Quality Portfolio ‘I’	1,250,181	13,701,980
DFA US Core Equity 1 Portfolio ‘I’	2,696,870	68,958,969
DFA US Large Cap Growth Portfolio ‘I’	328,013	8,344,663
DFA US Large Company Portfolio ‘I’	1,286,198	33,171,054
DFA VA International Small Portfolio ‘I’	357,114	4,146,089
DFA VA US Targeted Value Portfolio ‘I’	684,060	9,569,995

Total Mutual Funds (Cost $251,661,817)		274,748,988

TOTAL INVESTMENTS - 100.0% (Cost $251,661,817)		274,748,988

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(89,992)

NET ASSETS - 100.0%		$274,658,996

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Mutual Funds	$274,748,988	$274,748,988	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.4%

Basic Materials - 1.9%

BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	$350,000	$361,570
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	322,845
DuPont de Nemours Inc 2.169% due 05/01/23	490,000	494,868
Eastman Chemical Co 3.600% due 08/15/22	250,000	262,305
Ecolab Inc 2.375% due 08/10/22	200,000	207,264
Huntsman International LLC 5.125% due 11/15/22	200,000	215,238
Linde Inc 2.200% due 08/15/22	450,000	463,606
LYB International Finance BV 4.000% due 07/15/23	200,000	216,885
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	209,353
Nucor Corp 4.125% due 09/15/22	200,000	212,251
Nutrien Ltd (Canada) 1.900% due 05/13/23	370,000	382,162
The Mosaic Co 3.250% due 11/15/22	250,000	261,361

		3,609,708

Communications - 4.8%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	307,899
Amazon.com Inc
0.400% due 06/03/23	385,000	387,110
2.400% due 02/22/23	300,000	314,789
3.300% due 12/05/21	200,000	206,274
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	365,070
AT&T Inc
2.625% due 12/01/22	350,000	364,759
3.000% due 06/30/22	700,000	727,951
Baidu Inc (China)
2.875% due 07/06/22	250,000	257,388
3.500% due 11/28/22	200,000	209,982
Charter Communications Operating LLC 4.464% due 07/23/22	550,000	582,548
Cisco Systems Inc
2.200% due 09/20/23	200,000	210,408
2.600% due 02/28/23	250,000	263,822
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	238,294
Discovery Communications LLC 2.950% due 03/20/23	200,000	210,828
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	208,497
eBay Inc
2.750% due 01/30/23	200,000	209,818
3.800% due 03/09/22	400,000	418,392
FOX Corp 3.666% due 01/25/22	275,000	286,752
Omnicom Group Inc 3.625% due 05/01/22	300,000	314,298
TD Ameritrade Holding Corp 2.950% due 04/01/22	250,000	258,509
Telefonica Emisiones SA (Spain) 4.570% due 04/27/23	150,000	164,515

	Principal Amount	Value
The Interpublic Group of Cos Inc 3.750% due 10/01/21	$125,000	$128,990
The Walt Disney Co 3.000% due 09/15/22	250,000	262,495
Time Warner Entertainment Co LP 8.375% due 03/15/23	350,000	411,575
TWDC Enterprises 18 Corp
2.350% due 12/01/22	200,000	207,887
2.450% due 03/04/22	300,000	308,812
Verizon Communications Inc
2.946% due 03/15/22	550,000	570,424
5.150% due 09/15/23	500,000	565,845
ViacomCBS Inc 4.250% due 09/01/23	200,000	218,000
Vodafone Group PLC (United Kingdom) 2.500% due 09/26/22	200,000	207,473

		9,389,404

Consumer, Cyclical - 7.0%

American Honda Finance Corp
0.650% due 09/08/23	185,000	185,016
0.875% due 07/07/23	165,000	166,413
1.950% due 05/20/22	125,000	128,124
2.050% due 01/10/23	100,000	103,398
2.200% due 06/27/22	300,000	309,514
2.600% due 11/16/22	200,000	209,003
3.375% due 12/10/21	375,000	387,992
AutoZone Inc 3.125% due 07/15/23	300,000	319,109
Dollar General Corp 3.250% due 04/15/23	200,000	212,287
Dollar Tree Inc 3.700% due 05/15/23	250,000	268,993
DR Horton Inc 2.550% due 12/01/20	200,000	200,683
General Motors Financial Co Inc
1.700% due 08/18/23	320,000	321,425
3.250% due 01/05/23	200,000	206,751
3.450% due 01/14/22	650,000	666,815
3.550% due 07/08/22	450,000	465,609
4.200% due 11/06/21	510,000	526,668
5.200% due 03/20/23	485,000	526,546
Hasbro Inc 2.600% due 11/19/22	200,000	207,645
Lowe’s Cos Inc 3.120% due 04/15/22	400,000	414,252
McDonald’s Corp 3.350% due 04/01/23	500,000	534,115
NVR Inc 3.950% due 09/15/22	100,000	105,703
O’Reilly Automotive Inc 3.800% due 09/01/22	250,000	263,571
PACCAR Financial Corp
0.350% due 08/11/23	90,000	89,902
0.800% due 06/08/23	30,000	30,222
2.650% due 05/10/22	150,000	155,510
2.650% due 04/06/23	195,000	205,676
3.150% due 08/09/21	100,000	102,516
Ralph Lauren Corp 1.700% due 06/15/22	10,000	10,182
Southwest Airlines Co 4.750% due 05/04/23	210,000	224,443
Starbucks Corp
1.300% due 05/07/22	240,000	243,240
2.200% due 11/22/20	225,000	225,629
Target Corp 2.900% due 01/15/22	250,000	258,698
The Home Depot Inc
2.625% due 06/01/22	250,000	259,646
3.250% due 03/01/22	350,000	364,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Toyota Motor Corp (Japan) 2.157% due 07/02/22	$55,000	$56,727
Toyota Motor Credit Corp
0.450% due 07/22/22	200,000	200,462
0.500% due 08/14/23	340,000	340,324
1.150% due 05/26/22	200,000	202,601
1.350% due 08/25/23	250,000	256,703
1.800% due 10/07/21	350,000	355,058
2.650% due 04/12/22	500,000	517,361
2.900% due 03/30/23	680,000	721,856
VF Corp 2.050% due 04/23/22	150,000	153,805
Walgreen Co 3.100% due 09/15/22	400,000	418,897
Walmart Inc
2.350% due 12/15/22	200,000	208,730
2.550% due 04/11/23	500,000	525,272
3.400% due 06/26/23	450,000	485,923
Whirlpool Corp 4.700% due 06/01/22	200,000	212,556

		13,556,211

Consumer, Non-Cyclical - 16.4%

AbbVie Inc
2.300% due 11/21/22 ~	1,235,000	1,278,500
2.850% due 05/14/23	200,000	210,451
3.250% due 10/01/22 ~	400,000	418,425
3.375% due 11/14/21	305,000	315,035
3.450% due 03/15/22 ~	900,000	932,680
Aetna Inc
2.750% due 11/15/22	250,000	260,202
2.800% due 06/15/23	200,000	210,903
Altria Group Inc 3.490% due 02/14/22	550,000	571,654
Amgen Inc
2.650% due 05/11/22	550,000	568,814
3.875% due 11/15/21	290,000	298,474
Anheuser-Busch InBev Finance Inc (Belgium)
2.625% due 01/17/23	250,000	261,225
3.300% due 02/01/23	125,000	132,398
Anthem Inc
2.950% due 12/01/22	450,000	472,935
3.125% due 05/15/22	100,000	104,334
AstraZeneca PLC (United Kingdom) 2.375% due 06/12/22	350,000	361,043
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	500,000	518,418
Becton Dickinson & Co
2.894% due 06/06/22	500,000	517,384
3.125% due 11/08/21	200,000	205,661
Biogen Inc 3.625% due 09/15/22	300,000	318,403
Boston Scientific Corp 3.375% due 05/15/22	100,000	104,586
Bristol-Myers Squibb Co
2.000% due 08/01/22	200,000	206,303
2.600% due 05/16/22	500,000	518,901
2.750% due 02/15/23	500,000	526,118
Bunge Ltd Finance Corp 3.000% due 09/25/22	250,000	260,031
Campbell Soup Co 3.650% due 03/15/23	250,000	267,722
Cardinal Health Inc 2.616% due 06/15/22	350,000	361,435
Church & Dwight Co Inc 2.450% due 08/01/22	200,000	206,510
Cigna Corp
3.000% due 07/15/23	150,000	159,027
3.050% due 11/30/22	100,000	105,252
3.750% due 07/15/23	400,000	433,776
3.900% due 02/15/22	300,000	313,975

	Principal Amount	Value
Colgate-Palmolive Co 2.250% due 11/15/22	$300,000	$312,390
Conagra Brands Inc 3.200% due 01/25/23	250,000	263,515
Constellation Brands Inc
2.650% due 11/07/22	400,000	414,428
2.700% due 05/09/22	250,000	258,191
CVS Health Corp
2.750% due 12/01/22	500,000	521,580
3.500% due 07/20/22	150,000	157,396
3.700% due 03/09/23	626,000	670,772
DH Europe Finance II Sarl 2.050% due 11/15/22	150,000	154,791
Diageo Capital PLC (United Kingdom) 2.625% due 04/29/23	250,000	262,428
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	207,957
Eli Lilly & Co 2.350% due 05/15/22	300,000	309,496
General Mills Inc 2.600% due 10/12/22	200,000	208,177
Gilead Sciences Inc
0.750% due 09/29/23	235,000	235,513
2.500% due 09/01/23	200,000	210,628
4.400% due 12/01/21	500,000	518,583
GlaxoSmithKline Capital Inc (United Kingdom) 3.375% due 05/15/23	350,000	376,946
GlaxoSmithKline Capital PLC (United Kingdom)
due 10/01/23 #	150,000	150,156
2.850% due 05/08/22	100,000	104,093
2.875% due 06/01/22	600,000	623,688
Global Payments Inc 4.000% due 06/01/23	200,000	217,139
HCA Inc 4.750% due 05/01/23	250,000	272,872
Humana Inc 2.900% due 12/15/22	250,000	261,601
Johnson & Johnson 2.250% due 03/03/22	400,000	410,561
Kellogg Co 4.000% due 12/15/20	33,000	33,196
Keurig Dr Pepper Inc 4.057% due 05/25/23	550,000	598,427
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	362,207
McCormick & Co Inc 2.700% due 08/15/22	200,000	208,326
McKesson Corp 3.650% due 11/30/20	150,000	150,816
Medtronic Inc 3.150% due 03/15/22	465,000	483,740
Merck & Co Inc
2.400% due 09/15/22	200,000	207,572
2.800% due 05/18/23	500,000	533,281
Molson Coors Beverage Co 2.100% due 07/15/21	300,000	303,649
Mondelez International Inc
0.625% due 07/01/22	170,000	170,690
2.125% due 04/13/23	150,000	155,774
3.625% due 05/07/23	100,000	108,382
Moody’s Corp 2.625% due 01/15/23	250,000	261,486
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	310,126
2.400% due 09/21/22	300,000	312,977
PayPal Holdings Inc 1.350% due 06/01/23	360,000	367,933
PepsiCo Inc
0.750% due 05/01/23	345,000	348,945

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.000% due 04/15/21	$100,000	$100,787
2.750% due 03/01/23	500,000	528,941
3.100% due 07/17/22	250,000	261,624
Pfizer Inc
2.800% due 03/11/22	135,000	139,791
3.000% due 06/15/23	200,000	214,272
3.200% due 09/15/23	250,000	269,993
Philip Morris International Inc
1.125% due 05/01/23	85,000	86,354
2.375% due 08/17/22	200,000	206,119
2.500% due 11/02/22	200,000	208,281
2.625% due 02/18/22	500,000	514,340
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	200,000	212,817
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	200,000	210,881
Royalty Pharma PLC 0.750% due 09/02/23 ~	285,000	284,427
Sanofi (France) 3.375% due 06/19/23	200,000	216,424
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	218,000	221,975
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	400,000	414,844
The Coca-Cola Co 2.500% due 04/01/23	500,000	528,322
The JM Smucker Co 3.500% due 10/15/21	200,000	206,239
The Kroger Co
2.950% due 11/01/21	50,000	51,298
3.400% due 04/15/22	200,000	207,516
The Procter & Gamble Co
1.700% due 11/03/21	250,000	253,926
2.150% due 08/11/22	200,000	207,151
2.300% due 02/06/22	250,000	256,936
Thermo Fisher Scientific Inc 3.000% due 04/15/23	200,000	211,648
Tyson Foods Inc 2.250% due 08/23/21	200,000	203,361
Unilever Capital Corp (United Kingdom)
0.375% due 09/14/23	100,000	100,218
2.200% due 05/05/22	200,000	205,725
3.000% due 03/07/22	200,000	207,720
UnitedHealth Group Inc
2.750% due 02/15/23	350,000	367,344
2.875% due 12/15/21	250,000	257,782
2.875% due 03/15/23	300,000	317,921
3.500% due 06/15/23	200,000	216,274
Upjohn Inc 1.125% due 06/22/22 ~	60,000	60,493
Zimmer Biomet Holdings Inc 3.150% due 04/01/22	250,000	258,705
Zoetis Inc 3.250% due 08/20/21	240,000	245,981

		31,917,433

Energy - 6.9%

Baker Hughes a GE Co LLC 2.773% due 12/15/22	235,000	245,880
BP Capital Markets America Inc
2.750% due 05/10/23	200,000	210,994
2.937% due 04/06/23	500,000	529,077
3.245% due 05/06/22	300,000	313,295
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	312,223
3.062% due 03/17/22	300,000	311,745
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	400,000	416,183
Chevron Corp
1.141% due 05/11/23	535,000	545,661
2.355% due 12/05/22	350,000	363,627
2.498% due 03/03/22	500,000	514,690

	Principal Amount	Value
Chevron USA Inc
0.333% due 08/12/22	$165,000	$165,036
0.426% due 08/11/23	75,000	75,126
Enbridge Inc (Canada) 2.900% due 07/15/22	250,000	259,558
Energy Transfer Operating LP
3.600% due 02/01/23	300,000	308,420
5.200% due 02/01/22	400,000	414,308
Enterprise Products Operating LLC
2.850% due 04/15/21	200,000	202,245
3.350% due 03/15/23	250,000	264,730
4.875% due 08/16/77	150,000	130,913
EOG Resources Inc 2.625% due 03/15/23	200,000	208,470
Exxon Mobil Corp
1.571% due 04/15/23	250,000	257,350
1.902% due 08/16/22	650,000	669,623
2.397% due 03/06/22	250,000	256,686
Halliburton Co 3.500% due 08/01/23	300,000	317,981
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	500,000	527,290
Kinder Morgan Inc 3.150% due 01/15/23	350,000	367,499
Marathon Oil Corp 2.800% due 11/01/22	250,000	256,164
Marathon Petroleum Corp 4.500% due 05/01/23	350,000	378,145
MPLX LP
3.500% due 12/01/22	200,000	209,704
4.500% due 07/15/23	200,000	216,837
ONEOK Inc
4.250% due 02/01/22	200,000	207,074
7.500% due 09/01/23	250,000	286,788
Phillips 66 4.300% due 04/01/22	481,000	507,388
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	200,735
Sabine Pass Liquefaction LLC 6.250% due 03/15/22	300,000	318,459
Shell International Finance BV (Netherlands)
2.250% due 01/06/23	400,000	416,606
2.375% due 08/21/22	200,000	207,648
Suncor Energy Inc (Canada) 2.800% due 05/15/23	65,000	68,181
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	207,331
The Williams Cos Inc
3.600% due 03/15/22	500,000	517,468
7.875% due 09/01/21	250,000	266,569
Total Capital Canada Ltd (France) 2.750% due 07/15/23	150,000	159,474
Total Capital International SA (France)
2.700% due 01/25/23	250,000	262,614
2.750% due 06/19/21	300,000	305,315
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	200,000	200,000
Valero Energy Corp 2.700% due 04/15/23	60,000	62,291

		13,443,401

Financial - 42.2%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	300,000	301,110
3.950% due 02/01/22	350,000	354,504
4.450% due 12/16/21	300,000	306,562
5.000% due 10/01/21	250,000	257,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Aflac Inc 3.625% due 06/15/23	$250,000	$271,446
Air Lease Corp
2.625% due 07/01/22	200,000	202,487
3.500% due 01/15/22	350,000	359,122
Aircastle Ltd 5.125% due 03/15/21	130,000	131,910
Ally Financial Inc
1.450% due 10/02/23	65,000	64,885
3.050% due 06/05/23	135,000	140,360
4.125% due 02/13/22	400,000	415,139
American Express Co
2.500% due 08/01/22	350,000	362,618
2.650% due 12/02/22	400,000	419,138
2.750% due 05/20/22	350,000	362,044
3.400% due 02/27/23	350,000	372,786
3.700% due 11/05/21	130,000	134,295
3.700% due 08/03/23	500,000	542,018
American International Group Inc 4.875% due 06/01/22	350,000	375,304
American Tower Corp REIT
2.250% due 01/15/22	250,000	255,772
3.000% due 06/15/23	200,000	211,880
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	36,332
Ares Capital Corp 3.625% due 01/19/22	200,000	205,820
Australia & New Zealand Banking Group Ltd (Australia)
2.050% due 11/21/22	300,000	310,733
2.550% due 11/23/21	250,000	256,564
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	199,908
Banco Santander SA (Spain)
3.125% due 02/23/23	200,000	209,561
3.500% due 04/11/22	200,000	207,490
3.848% due 04/12/23	200,000	213,714
Bank of America Corp
1.486% due 05/19/24	250,000	254,444
2.816% due 07/21/23	250,000	259,730
3.004% due 12/20/23	500,000	525,302
3.124% due 01/20/23	900,000	929,459
3.300% due 01/11/23	900,000	956,048
3.550% due 03/05/24	750,000	799,327
3.864% due 07/23/24	1,150,000	1,246,178
Bank of America NA 3.335% due 01/25/23	250,000	259,529
Bank of Montreal (Canada)
2.050% due 11/01/22	490,000	507,130
2.350% due 09/11/22	200,000	208,032
2.900% due 03/26/22	500,000	518,907
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	500,000	508,373
Barclays PLC (United Kingdom)
3.684% due 01/10/23	250,000	257,826
4.338% due 05/16/24	200,000	214,775
4.610% due 02/15/23	300,000	314,110
BBVA USA 3.500% due 06/11/21	250,000	254,560
Berkshire Hathaway Inc
3.000% due 02/11/23	300,000	318,129
3.400% due 01/31/22	200,000	208,179
3.750% due 08/15/21	200,000	205,916
BlackRock Inc 3.375% due 06/01/22	200,000	210,039
Blackstone 3.650% due 07/14/23 ~	100,000	100,836
BNP Paribas SA (France) 3.250% due 03/03/23	200,000	213,691
Boston Properties LP REIT 3.850% due 02/01/23	400,000	426,190

	Principal Amount	Value
BPCE SA (France) 2.750% due 12/02/21	$300,000	$308,392
Canadian Imperial Bank of Commerce (Canada)
0.950% due 06/23/23	190,000	191,817
2.606% due 07/22/23	250,000	259,219
3.500% due 09/13/23	250,000	271,735
Capital One Bank USA NA 3.375% due 02/15/23	1,050,000	1,110,390
Capital One Financial Corp
2.600% due 05/11/23	342,000	358,107
3.050% due 03/09/22	100,000	103,337
CC Holdings GS V LLC REIT 3.849% due 04/15/23	450,000	484,779
Chubb INA Holdings Inc 2.875% due 11/03/22	300,000	313,990
Citigroup Inc
1.678% due 05/15/24	750,000	768,952
2.312% due 11/04/22	200,000	203,968
2.700% due 10/27/22	400,000	417,227
2.750% due 04/25/22	800,000	826,998
2.876% due 07/24/23	650,000	674,800
2.900% due 12/08/21	500,000	513,814
3.500% due 05/15/23	250,000	266,750
4.044% due 06/01/24	200,000	216,218
Citizens Bank NA 3.250% due 02/14/22	250,000	259,187
CME Group Inc 3.000% due 09/15/22	250,000	262,587
Cooperatieve Rabobank UA (Netherlands)
2.750% due 01/10/22	600,000	618,696
3.875% due 02/08/22	250,000	261,956
3.950% due 11/09/22	250,000	265,815
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	750,000	758,270
2.100% due 11/12/21	250,000	254,777
2.800% due 04/08/22	250,000	258,964
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	750,000	793,177
Crown Castle International Corp REIT 3.150% due 07/15/23	200,000	212,765
Deutsche Bank AG (Germany)
2.222% due 09/18/24	150,000	151,092
3.300% due 11/16/22	350,000	362,185
3.950% due 02/27/23	100,000	105,102
4.250% due 10/14/21	750,000	771,362
Discover Bank
3.350% due 02/06/23	350,000	370,540
4.200% due 08/08/23	300,000	328,524
Fifth Third Bancorp 1.625% due 05/05/23	90,000	92,486
Fifth Third Bank
1.800% due 01/30/23	300,000	308,781
3.350% due 07/26/21	200,000	204,532
First Horizon National Corp 3.550% due 05/26/23	100,000	105,287
First Republic Bank 1.912% due 02/12/24	250,000	257,237
FNB Corp 2.200% due 02/24/23	35,000	35,350
HSBC Holdings PLC (United Kingdom)
3.033% due 11/22/23	300,000	313,117
3.262% due 03/13/23	800,000	827,481
3.600% due 05/25/23	400,000	427,092
3.950% due 05/18/24	300,000	321,554
4.000% due 03/30/22	500,000	525,213
Huntington Bancshares Inc
2.300% due 01/14/22	200,000	204,409
3.150% due 03/14/21	250,000	252,686
ING Groep NV (Netherlands) 3.150% due 03/29/22	350,000	363,276

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Intercontinental Exchange Inc 0.700% due 06/15/23	$370,000	$371,383
Jefferies Group LLC 6.875% due 04/15/21	250,000	258,131
JPMorgan Chase & Co
0.653% due 09/16/24	400,000	400,296
1.514% due 06/01/24	800,000	817,626
2.776% due 04/25/23	300,000	310,421
3.200% due 01/25/23	200,000	212,600
3.207% due 04/01/23	890,000	925,077
3.250% due 09/23/22	500,000	528,751
3.559% due 04/23/24	750,000	805,004
3.797% due 07/23/24	600,000	650,359
KeyBank NA
1.250% due 03/10/23	250,000	254,693
2.300% due 09/14/22	250,000	259,296
2.400% due 06/09/22	250,000	258,333
Kimco Realty Corp REIT 3.400% due 11/01/22	250,000	263,312
Lloyds Banking Group PLC (United Kingdom)
2.858% due 03/17/23	500,000	514,197
2.907% due 11/07/23	350,000	363,991
3.000% due 01/11/22	300,000	308,775
4.050% due 08/16/23	500,000	542,871
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	258,573
Marsh & McLennan Cos Inc 2.750% due 01/30/22	350,000	360,150
MetLife Inc 4.368% due 09/15/23	250,000	278,561
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	500,000	500,370
2.623% due 07/18/22	800,000	829,716
2.665% due 07/25/22	500,000	519,179
3.218% due 03/07/22	200,000	207,599
3.761% due 07/26/23	250,000	270,826
Mizuho Financial Group Inc (Japan)
0.849% due 09/08/24	200,000	199,489
1.241% due 07/10/24	400,000	403,378
2.273% due 09/13/21	300,000	305,517
2.721% due 07/16/23	200,000	207,194
3.549% due 03/05/23	400,000	427,444
Morgan Stanley
2.625% due 11/17/21	450,000	461,349
2.750% due 05/19/22	500,000	518,355
3.125% due 01/23/23	350,000	370,316
3.737% due 04/24/24	700,000	753,731
3.750% due 02/25/23	500,000	536,873
4.100% due 05/22/23	350,000	378,443
4.875% due 11/01/22	350,000	378,718
MUFG Union Bank NA
2.100% due 12/09/22	250,000	258,476
3.150% due 04/01/22	250,000	259,608
National Australia Bank Ltd (Australia)
1.875% due 12/13/22	250,000	258,359
3.625% due 06/20/23	250,000	271,296
3.700% due 11/04/21	250,000	259,103
National Bank of Canada (Canada) 2.100% due 02/01/23	250,000	258,587
Natwest Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	205,382
3.498% due 05/15/23	400,000	414,419
3.875% due 09/12/23	750,000	806,147
4.519% due 06/25/24	300,000	323,577
Northern Trust Corp 3.450% due 11/04/20	250,000	250,714
Omega Healthcare Investors Inc REIT 4.375% due 08/01/23	250,000	268,314
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	207,177

	Principal Amount	Value
People’s United Financial Inc 3.650% due 12/06/22	$200,000	$211,153
PNC Bank NA
2.028% due 12/09/22	250,000	254,784
2.450% due 07/28/22	250,000	259,093
2.700% due 11/01/22	1,000,000	1,045,029
Prudential Financial Inc
5.625% due 06/15/43	200,000	212,750
5.875% due 09/15/42	200,000	210,963
Public Storage REIT 2.370% due 09/15/22	200,000	207,078
Realty Income Corp REIT 3.250% due 10/15/22	250,000	262,376
Regions Financial Corp 2.750% due 08/14/22	350,000	364,073
Royal Bank of Canada (Canada)
1.600% due 04/17/23	500,000	513,406
1.950% due 01/17/23	150,000	155,134
2.800% due 04/29/22	200,000	207,559
Santander Holdings USA Inc
3.700% due 03/28/22	500,000	518,373
4.450% due 12/03/21	60,000	62,386
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	700,000	722,582
3.750% due 11/15/21	200,000	207,113
Simon Property Group LP REIT
2.625% due 06/15/22	100,000	102,674
2.750% due 02/01/23	200,000	207,993
Skandinaviska Enskilda Banken AB (Sweden) 2.800% due 03/11/22	250,000	258,525
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	255,189
Sumitomo Mitsui Banking Corp (Japan) 3.000% due 01/18/23	250,000	263,229
Sumitomo Mitsui Financial Group Inc (Japan)
2.846% due 01/11/22	500,000	515,090
3.102% due 01/17/23	1,000,000	1,056,065
Synchrony Financial 2.850% due 07/25/22	295,000	303,952
The Bank of New York Mellon Corp
1.850% due 01/27/23	480,000	495,406
1.950% due 08/23/22	210,000	216,515
2.500% due 04/15/21	200,000	202,057
3.450% due 08/11/23	250,000	271,730
3.500% due 04/28/23	250,000	269,668
The Bank of Nova Scotia (Canada)
0.550% due 09/15/23	150,000	149,811
1.625% due 05/01/23	250,000	256,573
1.950% due 02/01/23	500,000	516,916
2.000% due 11/15/22	500,000	516,530
The Charles Schwab Corp 2.650% due 01/25/23	250,000	262,306
The Goldman Sachs Group Inc
2.350% due 11/15/21	550,000	551,275
2.876% due 10/31/22	150,000	153,634
2.905% due 07/24/23	1,100,000	1,141,096
2.908% due 06/05/23	250,000	259,028
3.000% due 04/26/22	600,000	608,738
3.200% due 02/23/23	800,000	847,324
3.625% due 01/22/23	500,000	534,744
The PNC Financial Services Group Inc 2.854% due 11/09/22	200,000	209,951
The Toronto-Dominion Bank (Canada)
0.450% due 09/11/23	250,000	249,630
0.750% due 06/12/23	165,000	166,056
1.900% due 12/01/22	500,000	516,402
3.500% due 07/19/23	200,000	217,281
The Western Union Co 3.600% due 03/15/22	300,000	311,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Truist Bank 1.250% due 03/09/23	$500,000	$509,137
Truist Financial Corp
2.200% due 03/16/23	400,000	416,357
2.700% due 01/27/22	500,000	514,794
2.750% due 04/01/22	200,000	206,649
3.050% due 06/20/22	350,000	365,206
US Bank NA
1.800% due 01/21/22	250,000	254,799
1.950% due 01/09/23	500,000	517,431
2.650% due 05/23/22	250,000	259,301
3.150% due 04/26/21	250,000	253,521
3.400% due 07/24/23	250,000	270,181
3.450% due 11/16/21	300,000	309,999
Ventas Realty LP REIT 3.100% due 01/15/23	200,000	208,102
Visa Inc
2.150% due 09/15/22	200,000	207,105
2.800% due 12/14/22	350,000	367,922
Wells Fargo & Co
1.654% due 06/02/24	610,000	621,618
2.625% due 07/22/22	350,000	363,267
3.069% due 01/24/23	500,000	515,860
3.450% due 02/13/23	150,000	159,107
3.500% due 03/08/22	1,000,000	1,042,634
4.125% due 08/15/23	500,000	545,034
Wells Fargo Bank NA 3.550% due 08/14/23	700,000	758,393
Westpac Banking Corp (Australia)
2.000% due 01/13/23	560,000	580,673
2.500% due 06/28/22	250,000	259,779
2.800% due 01/11/22	300,000	309,654

		82,110,908

Industrial - 7.9%

3M Co
2.750% due 03/01/22	100,000	103,367
3.000% due 09/14/21	445,000	455,917
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	312,086
Burlington Northern Santa Fe LLC
3.050% due 09/01/22	400,000	418,103
3.850% due 09/01/23	200,000	218,736
Caterpillar Financial Services Corp
0.450% due 09/14/23	180,000	180,073
0.650% due 07/07/23	300,000	301,423
0.950% due 05/13/22	200,000	201,875
1.900% due 09/06/22	895,000	920,580
1.950% due 11/18/22	250,000	258,355
CNH Industrial Capital LLC
1.950% due 07/02/23	80,000	81,353
4.375% due 04/05/22	200,000	209,774
Deere & Co 2.600% due 06/08/22	500,000	516,726
Eaton Corp 2.750% due 11/02/22	350,000	367,004
Emerson Electric Co 2.625% due 12/01/21	300,000	307,814
FedEx Corp
2.625% due 08/01/22	200,000	207,275
3.400% due 01/14/22	140,000	145,171
Fortune Brands Home & Security Inc 4.000% due 09/21/23	250,000	273,515
General Dynamics Corp
2.250% due 11/15/22	250,000	259,282
3.375% due 05/15/23	150,000	161,264
General Electric Co
2.700% due 10/09/22	600,000	621,656
3.100% due 01/09/23	300,000	314,906

	Principal Amount	Value
Honeywell International Inc
0.483% due 08/19/22	$480,000	$480,822
2.150% due 08/08/22	445,000	459,981
Jabil Inc 4.700% due 09/15/22	200,000	214,487
John Deere Capital Corp
0.550% due 07/05/22	110,000	110,592
0.700% due 07/05/23	400,000	403,599
1.950% due 06/13/22	105,000	107,924
2.150% due 09/08/22	100,000	103,461
2.800% due 03/06/23	200,000	211,983
2.950% due 04/01/22	90,000	93,542
Lockheed Martin Corp 3.350% due 09/15/21	139,000	143,057
Masco Corp 5.950% due 03/15/22	200,000	214,659
Norfolk Southern Corp 3.000% due 04/01/22	200,000	206,935
Northrop Grumman Corp
2.550% due 10/15/22	250,000	260,465
3.250% due 08/01/23	300,000	324,354
Parker-Hannifin Corp 3.500% due 09/15/22	200,000	211,581
Precision Castparts Corp 2.500% due 01/15/23	200,000	208,719
Raytheon Technologies Corp
2.500% due 12/15/22 ~	250,000	259,477
2.800% due 03/15/22 ~	300,000	309,441
Republic Services Inc 3.550% due 06/01/22	400,000	417,423
Roper Technologies Inc 0.450% due 08/15/22	450,000	450,044
Ryder System Inc
2.800% due 03/01/22	300,000	309,076
2.875% due 06/01/22	60,000	62,190
3.500% due 06/01/21	50,000	51,033
3.750% due 06/09/23	100,000	107,549
Stanley Black & Decker Inc 2.900% due 11/01/22	250,000	262,585
The Boeing Co
2.300% due 08/01/21	280,000	283,725
2.700% due 05/01/22	85,000	86,694
4.508% due 05/01/23	500,000	526,810
8.750% due 08/15/21	200,000	213,260
Union Pacific Corp
2.950% due 03/01/22	55,000	57,043
3.200% due 06/08/21	135,000	137,679
3.500% due 06/08/23	150,000	161,839
4.163% due 07/15/22	200,000	211,715
United Parcel Service Inc
2.050% due 04/01/21	300,000	302,629
2.500% due 04/01/23	200,000	210,031
Waste Management Inc 4.600% due 03/01/21	300,000	302,164

		15,314,823

Technology - 7.3%

Adobe Inc 1.700% due 02/01/23	95,000	98,042
Analog Devices Inc 2.500% due 12/05/21	150,000	152,870
Apple Inc
0.750% due 05/11/23	995,000	1,004,488
1.700% due 09/11/22	200,000	205,480
2.100% due 09/12/22	250,000	258,413
2.150% due 02/09/22	300,000	307,619
2.300% due 05/11/22	500,000	515,644
2.400% due 05/03/23	200,000	210,585
2.700% due 05/13/22	300,000	311,910
2.850% due 02/23/23	350,000	369,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Broadcom Corp 2.650% due 01/15/23	$250,000	$259,854
Broadcom Inc 3.125% due 10/15/22	400,000	418,753
Dell International LLC 5.450% due 06/15/23 ~	850,000	932,447
DXC Technology Co 4.000% due 04/15/23	100,000	105,361
Fidelity National Information Services Inc 3.500% due 04/15/23	200,000	213,096
Hewlett Packard Enterprise Co
3.500% due 10/05/21	125,000	128,579
4.400% due 10/15/22	350,000	374,127
HP Inc 4.050% due 09/15/22	300,000	320,349
IBM Credit LLC 3.000% due 02/06/23	250,000	265,772
Intel Corp
2.700% due 12/15/22	400,000	421,216
3.100% due 07/29/22	200,000	210,286
3.300% due 10/01/21	400,000	411,970
International Business Machines Corp
1.875% due 08/01/22	300,000	309,002
2.500% due 01/27/22	300,000	308,878
2.850% due 05/13/22	500,000	520,747
2.875% due 11/09/22	150,000	158,254
3.375% due 08/01/23	250,000	271,676
Intuit Inc 0.650% due 07/15/23	65,000	65,404
Leidos Inc 2.950% due 05/15/23 ~	35,000	36,905
Microchip Technology Inc 4.333% due 06/01/23	200,000	215,565
Micron Technology Inc 2.497% due 04/24/23	305,000	316,975
Microsoft Corp
2.000% due 08/08/23	750,000	783,449
2.375% due 05/01/23	250,000	262,370
2.400% due 02/06/22	250,000	257,050
2.650% due 11/03/22	100,000	104,650
Oracle Corp
2.400% due 09/15/23	600,000	631,866
2.500% due 05/15/22	400,000	412,654
2.500% due 10/15/22	300,000	312,917
2.625% due 02/15/23	250,000	261,288
QUALCOMM Inc
2.600% due 01/30/23	350,000	366,875
3.000% due 05/20/22	300,000	312,752
salesforce.com Inc 3.250% due 04/11/23	200,000	214,487
Texas Instruments Inc 1.850% due 05/15/22	250,000	256,265
VMware Inc 2.950% due 08/21/22	350,000	364,570

		14,240,921

Utilities - 5.0%

American Electric Power Co Inc 3.650% due 12/01/21	200,000	207,195
Berkshire Hathaway Energy Co 2.800% due 01/15/23	300,000	315,869
CenterPoint Energy Inc 2.500% due 09/01/22	200,000	206,824
Dominion Energy Inc
2.000% due 08/15/21	200,000	202,579
2.715% due 08/15/21	420,000	427,870
DTE Energy Co
due 11/01/22 #	145,000	145,024
2.250% due 11/01/22	100,000	103,423
2.600% due 06/15/22	105,000	108,471

	Principal Amount	Value
Duke Energy Carolinas LLC 3.350% due 05/15/22	$250,000	$262,239
Duke Energy Corp 3.550% due 09/15/21	250,000	255,553
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	508,713
Edison International 3.125% due 11/15/22	35,000	36,122
Exelon Corp 3.497% due 06/01/22	200,000	209,236
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	622,144
FirstEnergy Corp 2.850% due 07/15/22	200,000	205,120
ITC Holdings Corp 2.700% due 11/15/22	200,000	208,731
National Rural Utilities Cooperative Finance Corp
1.750% due 01/21/22	45,000	45,867
2.400% due 04/25/22	200,000	206,035
3.050% due 02/15/22	350,000	360,294
NextEra Energy Capital Holdings Inc
2.403% due 09/01/21	500,000	509,638
2.900% due 04/01/22	100,000	103,562
4.500% due 06/01/21	150,000	152,569
NV Energy Inc 6.250% due 11/15/20	54,000	54,385
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	262,551
Pacific Gas and Electric Co
1.750% due 06/16/22	430,000	430,521
4.250% due 08/01/23	250,000	266,441
PPL Capital Funding Inc 4.200% due 06/15/22	350,000	369,072
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	101,504
2.650% due 11/15/22	250,000	260,861
Sempra Energy 2.900% due 02/01/23	200,000	209,546
Southern California Edison Co
2.900% due 03/01/21	100,000	101,064
3.875% due 06/01/21	250,000	253,627
Southern Power Co 2.500% due 12/15/21	300,000	307,178
The Connecticut Light & Power Co 2.500% due 01/15/23	350,000	364,760
The Southern Co 2.950% due 07/01/23	500,000	531,966
WEC Energy Group Inc
0.550% due 09/15/23	250,000	250,821
3.100% due 03/08/22	70,000	72,744
3.375% due 06/15/21	300,000	306,455
Xcel Energy Inc
0.500% due 10/15/23	80,000	79,973
2.400% due 03/15/21	200,000	201,551

		9,828,098

Total Corporate Bonds & Notes (Cost $189,604,243)		193,410,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.020%	1,787,595	$1,787,595

Total Short-Term Investment (Cost $1,787,595)		1,787,595

TOTAL INVESTMENTS - 100.3% (Cost $191,391,838)		195,198,502

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(559,738)

NET ASSETS - 100.0%		$194,638,764

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$193,410,907	$ -	$193,410,907	$-
	Short-Term Investment	1,787,595	1,787,595	-	-

	Total	$195,198,502	$1,787,595	$193,410,907	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.1%

Basic Materials - 0.8%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$109,663
Albemarle Corp 5.450% due 12/01/44	50,000	54,950
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	32,285
DuPont de Nemours Inc
2.169% due 05/01/23	400,000	403,974
4.493% due 11/15/25	100,000	115,043
4.725% due 11/15/28	150,000	180,083
5.319% due 11/15/38	65,000	82,747
5.419% due 11/15/48	75,000	100,620
Eastman Chemical Co
3.800% due 03/15/25	100,000	110,456
4.650% due 10/15/44	50,000	58,649
4.800% due 09/01/42	100,000	118,889
Ecolab Inc 2.375% due 08/10/22	200,000	207,264
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	56,563
FMC Corp 4.100% due 02/01/24	50,000	54,458
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	161,751
Huntsman International LLC 4.500% due 05/01/29	45,000	50,625
International Paper Co
4.350% due 08/15/48	100,000	122,556
6.000% due 11/15/41	200,000	276,266
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	114,117
Linde Inc
1.100% due 08/10/30	50,000	48,523
2.000% due 08/10/50	30,000	27,073
2.200% due 08/15/22	100,000	103,024
LYB International Finance III LLC
3.375% due 05/01/30	250,000	272,407
4.200% due 05/01/50	300,000	334,873
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	85,421
Newmont Corp
2.250% due 10/01/30	65,000	67,209
5.875% due 04/01/35	100,000	143,608
Nucor Corp
2.000% due 06/01/25	250,000	261,462
4.000% due 08/01/23	25,000	27,202
4.125% due 09/15/22	50,000	53,063
5.200% due 08/01/43	25,000	33,549
Nutrien Ltd (Canada)
1.900% due 05/13/23	15,000	15,493
2.950% due 05/13/30	50,000	54,826
4.200% due 04/01/29	55,000	65,422
5.250% due 01/15/45	145,000	185,326
PPG Industries Inc 2.800% due 08/15/29	50,000	54,336
Reliance Steel & Aluminum Co 1.300% due 08/15/25	40,000	40,048
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	70,934
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	271,814
RPM International Inc 5.250% due 06/01/45	50,000	60,489

	Principal Amount	Value
Southern Copper Corp (Peru)
5.250% due 11/08/42	$150,000	$189,122
7.500% due 07/27/35	50,000	73,331
Steel Dynamics Inc
2.400% due 06/15/25	15,000	15,665
3.250% due 01/15/31	40,000	42,899
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	40,000	40,148
Teck Resources Ltd (Canada) 3.900% due 07/15/30 ~	250,000	262,036
The Dow Chemical Co
2.100% due 11/15/30	250,000	246,500
3.600% due 11/15/50	250,000	253,875
4.250% due 10/01/34	200,000	233,213
4.800% due 05/15/49	65,000	77,440
The Mosaic Co 5.450% due 11/15/33	163,000	190,568
The Sherwin-Williams Co
3.125% due 06/01/24	25,000	27,034
3.450% due 06/01/27	60,000	67,630
3.950% due 01/15/26	150,000	168,543
4.000% due 12/15/42	50,000	55,422
4.500% due 06/01/47	29,000	36,107
Vale Overseas Ltd (Brazil)
6.875% due 11/21/36	150,000	195,014
8.250% due 01/17/34	100,000	141,450
Westlake Chemical Corp 4.375% due 11/15/47	100,000	106,982

		7,110,040

Communications - 2.8%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	200,000	219,632
Alphabet Inc
0.800% due 08/15/27	150,000	149,016
1.900% due 08/15/40	150,000	144,399
1.998% due 08/15/26	200,000	214,684
2.250% due 08/15/60	150,000	142,285
Amazon.com Inc
0.800% due 06/03/25	565,000	570,930
1.500% due 06/03/30	85,000	87,009
2.400% due 02/22/23	200,000	209,859
2.500% due 06/03/50	40,000	40,855
2.700% due 06/03/60	300,000	310,354
3.300% due 12/05/21	100,000	103,137
3.875% due 08/22/37	195,000	243,090
4.050% due 08/22/47	70,000	90,793
4.250% due 08/22/57	100,000	136,732
5.200% due 12/03/25	50,000	60,924
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	216,874
6.375% due 03/01/35	125,000	181,576
AT&T Inc
1.650% due 02/01/28	300,000	301,032
2.250% due 02/01/32	165,000	165,383
2.300% due 06/01/27	550,000	578,166
2.750% due 06/01/31	100,000	105,436
2.950% due 07/15/26	40,000	43,745
3.500% due 06/01/41	100,000	105,631
3.500% due 09/15/53 ~	197,000	192,852
3.550% due 09/15/55 ~	433,000	416,241
3.650% due 06/01/51	350,000	355,193
3.650% due 09/15/59 ~	121,000	117,444
3.850% due 06/01/60	45,000	45,951
4.125% due 02/17/26	300,000	343,737
4.250% due 03/01/27	100,000	116,179
4.300% due 12/15/42	393,000	444,170
4.350% due 03/01/29	150,000	176,311
4.350% due 06/15/45	177,000	198,905
4.500% due 05/15/35	90,000	106,388
4.550% due 03/09/49	100,000	115,170
4.850% due 03/01/39	70,000	84,535
5.350% due 09/01/40	161,000	205,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Baidu Inc (China) 2.875% due 07/06/22	$300,000	$308,866
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	80,234
Booking Holdings Inc
3.600% due 06/01/26	50,000	55,468
4.625% due 04/13/30	200,000	239,577
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	241,224
9.625% due 12/15/30	50,000	80,177
Charter Communications Operating LLC
3.750% due 02/15/28	100,000	110,747
4.200% due 03/15/28	200,000	227,387
4.464% due 07/23/22	100,000	105,918
4.500% due 02/01/24	100,000	110,933
4.908% due 07/23/25	150,000	173,560
5.125% due 07/01/49	100,000	116,078
5.375% due 05/01/47	50,000	59,343
6.384% due 10/23/35	70,000	95,639
6.484% due 10/23/45	165,000	220,406
6.834% due 10/23/55	50,000	69,273
Cisco Systems Inc
2.600% due 02/28/23	50,000	52,764
2.950% due 02/28/26	50,000	55,918
3.000% due 06/15/22	60,000	62,872
Comcast Corp
1.500% due 02/15/31	200,000	197,282
1.950% due 01/15/31	140,000	144,141
2.350% due 01/15/27	40,000	43,033
2.450% due 08/15/52	100,000	93,993
2.800% due 01/15/51	55,000	55,448
3.000% due 02/01/24	100,000	107,909
3.100% due 04/01/25	100,000	110,292
3.300% due 02/01/27	100,000	112,898
3.400% due 07/15/46	55,000	60,924
3.700% due 04/15/24	85,000	93,936
3.750% due 04/01/40	155,000	181,574
3.950% due 10/15/25	100,000	114,806
3.999% due 11/01/49	211,000	256,163
4.000% due 08/15/47	100,000	121,063
4.049% due 11/01/52	97,000	119,408
4.150% due 10/15/28	95,000	114,785
4.250% due 10/15/30	420,000	515,973
4.400% due 08/15/35	77,000	97,491
4.600% due 10/15/38	85,000	108,495
4.600% due 08/15/45	77,000	99,444
4.700% due 10/15/48	325,000	431,562
4.750% due 03/01/44	300,000	395,431
4.950% due 10/15/58	80,000	115,094
Corning Inc
4.375% due 11/15/57	100,000	122,031
4.700% due 03/15/37	50,000	60,574
5.350% due 11/15/48	100,000	135,640
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	287,687
Discovery Communications LLC
3.450% due 03/15/25	100,000	109,586
3.800% due 03/13/24	100,000	109,177
3.950% due 03/20/28	60,000	68,307
4.000% due 09/15/55 ~	118,000	119,327
5.200% due 09/20/47	30,000	36,021
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	16,879
4.500% due 06/20/28	50,000	58,678
eBay Inc
1.900% due 03/11/25	50,000	52,107
2.700% due 03/11/30	100,000	106,245
2.750% due 01/30/23	50,000	52,454
3.600% due 06/05/27	50,000	56,481

	Principal Amount	Value
Expedia Group Inc
3.800% due 02/15/28	$50,000	$50,387
4.500% due 08/15/24	200,000	213,127
FOX Corp
3.050% due 04/07/25	150,000	164,461
5.576% due 01/25/49	200,000	277,257
JD.com Inc (China) 4.125% due 01/14/50	200,000	223,019
Juniper Networks Inc 3.750% due 08/15/29	100,000	114,304
Motorola Solutions Inc 4.600% due 02/23/28	100,000	116,770
Omnicom Group Inc
3.600% due 04/15/26	50,000	56,430
3.625% due 05/01/22	100,000	104,766
Orange SA (France)
5.375% due 01/13/42	150,000	211,351
9.000% due 03/01/31	50,000	81,610
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	104,503
4.350% due 05/01/49	75,000	91,642
4.500% due 03/15/43	25,000	30,783
5.000% due 03/15/44	100,000	130,948
T-Mobile USA Inc
2.550% due 02/15/31 ~	300,000	311,199
3.500% due 04/15/25 ~	200,000	219,644
3.875% due 04/15/30 ~	300,000	341,484
4.500% due 04/15/50 ~	200,000	240,767
TD Ameritrade Holding Corp
2.950% due 04/01/22	100,000	103,404
3.750% due 04/01/24	50,000	55,245
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	178,436
7.045% due 06/20/36	150,000	215,575
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	376,828
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	124,833
The Walt Disney Co
1.650% due 09/01/22	20,000	20,474
1.750% due 08/30/24	50,000	52,092
1.750% due 01/13/26	70,000	72,815
2.000% due 09/01/29	35,000	36,223
2.200% due 01/13/28	350,000	368,575
2.650% due 01/13/31	60,000	64,767
2.750% due 09/01/49	45,000	43,500
3.375% due 11/15/26	200,000	226,268
3.600% due 01/13/51	50,000	56,516
4.700% due 03/23/50	200,000	265,072
5.400% due 10/01/43	100,000	138,476
6.400% due 12/15/35	39,000	58,910
6.650% due 11/15/37	150,000	225,403
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	195,852
5.850% due 04/15/40	25,000	33,568
Time Warner Cable LLC
5.875% due 11/15/40	150,000	187,198
6.550% due 05/01/37	100,000	133,052
6.750% due 06/15/39	50,000	68,363
7.300% due 07/01/38	150,000	212,470
TWDC Enterprises 18 Corp 2.350% due 12/01/22	100,000	103,944
Verizon Communications Inc
1.500% due 09/18/30	90,000	89,830
3.150% due 03/22/30	500,000	566,012
3.376% due 02/15/25	200,000	222,919
4.000% due 03/22/50	250,000	308,758
4.125% due 03/16/27	300,000	354,371
4.272% due 01/15/36	57,000	70,369
4.522% due 09/15/48	309,000	406,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
5.150% due 09/15/23	$150,000	$169,754
5.250% due 03/16/37	483,000	669,466
5.500% due 03/16/47	75,000	113,304
ViacomCBS Inc
2.900% due 01/15/27	50,000	53,945
3.375% due 02/15/28	55,000	60,650
3.875% due 04/01/24	100,000	109,042
4.200% due 05/19/32	300,000	343,388
4.375% due 03/15/43	70,000	74,407
5.900% due 10/15/40	50,000	61,498
6.875% due 04/30/36	100,000	137,686
7.875% due 07/30/30	100,000	144,444
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	45,000	49,191
5.000% due 05/30/38	40,000	49,843
5.125% due 06/19/59	100,000	128,272
5.250% due 05/30/48	75,000	96,846
6.150% due 02/27/37	150,000	207,951
7.875% due 02/15/30	50,000	72,664
Weibo Corp (China) 3.375% due 07/08/30	200,000	203,526
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	100,000	105,014

		26,460,338

Consumer, Cyclical - 1.6%

Advance Auto Parts Inc 1.750% due 10/01/27	20,000	19,950
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	124,800	117,797
American Honda Finance Corp
1.200% due 07/08/25	50,000	50,422
2.900% due 02/16/24	250,000	267,798
3.375% due 12/10/21	25,000	25,866
3.625% due 10/10/23	25,000	27,261
Aptiv Corp 4.150% due 03/15/24	40,000	44,010
Aptiv PLC
4.250% due 01/15/26	50,000	57,286
4.400% due 10/01/46	100,000	98,101
AutoNation Inc 4.500% due 10/01/25	100,000	111,270
AutoZone Inc
1.650% due 01/15/31	85,000	83,682
3.750% due 06/01/27	100,000	114,469
Best Buy Co Inc 4.450% due 10/01/28	50,000	59,299
BorgWarner Inc 2.650% due 07/01/27	25,000	26,424
Choice Hotels International Inc 3.700% due 12/01/29	25,000	26,550
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	20,235	19,477
Costco Wholesale Corp
1.375% due 06/20/27	200,000	205,194
1.750% due 04/20/32	200,000	205,652
Cummins Inc
0.750% due 09/01/25	35,000	35,254
1.500% due 09/01/30	100,000	99,536
2.600% due 09/01/50	100,000	98,142
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	77,454
Darden Restaurants Inc 3.850% due 05/01/27	130,000	137,707
Delta Air Lines Pass Through Trust “AA”
2.000% due 12/10/29	50,000	48,511
3.204% due 10/25/25	25,000	24,975
Dollar General Corp
3.250% due 04/15/23	50,000	53,072
3.875% due 04/15/27	50,000	57,398
4.150% due 11/01/25	25,000	28,822

	Principal Amount	Value
Dollar Tree Inc
3.700% due 05/15/23	$45,000	$48,419
4.200% due 05/15/28	45,000	53,083
General Motors Co
4.200% due 10/01/27	50,000	53,591
5.400% due 04/01/48	50,000	55,327
6.125% due 10/01/25	250,000	290,794
6.250% due 10/02/43	100,000	118,457
6.750% due 04/01/46	25,000	30,866
General Motors Financial Co Inc
3.500% due 11/07/24	100,000	105,152
3.550% due 07/08/22	350,000	362,141
3.600% due 06/21/30	350,000	361,733
3.700% due 05/09/23	200,000	209,132
3.950% due 04/13/24	100,000	105,873
4.000% due 10/06/26	50,000	53,725
4.150% due 06/19/23	250,000	265,075
4.200% due 11/06/21	100,000	103,268
Hasbro Inc
3.500% due 09/15/27	30,000	31,272
3.900% due 11/19/29	100,000	105,120
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,909
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34	15,000	15,587
Kohl’s Corp
3.250% due 02/01/23	100,000	100,037
4.250% due 07/17/25	50,000	48,584
5.550% due 07/17/45	50,000	46,053
Las Vegas Sands Corp
2.900% due 06/25/25	30,000	29,931
3.200% due 08/08/24	45,000	45,623
3.500% due 08/18/26	30,000	30,433
3.900% due 08/08/29	40,000	40,116
Leggett & Platt Inc 3.800% due 11/15/24	50,000	53,823
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	103,563
3.650% due 04/05/29	35,000	40,455
3.700% due 04/15/46	250,000	287,041
3.875% due 09/15/23	100,000	109,167
4.500% due 04/15/30	250,000	309,434
4.550% due 04/05/49	15,000	19,360
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	28,553
Marriott International Inc
3.125% due 06/15/26	200,000	199,009
3.500% due 10/15/32	40,000	39,567
McDonald’s Corp
3.350% due 04/01/23	25,000	26,706
3.375% due 05/26/25	100,000	111,320
3.500% due 03/01/27	50,000	56,671
3.500% due 07/01/27	300,000	342,144
3.600% due 07/01/30	100,000	116,342
3.700% due 02/15/42	200,000	224,457
3.800% due 04/01/28	25,000	29,109
4.200% due 04/01/50	150,000	183,130
4.450% due 09/01/48	10,000	12,454
4.875% due 07/15/40	10,000	13,082
Mohawk Industries Inc 3.625% due 05/15/30	50,000	54,847
NIKE Inc
2.250% due 05/01/23	27,000	28,251
3.375% due 11/01/46	200,000	226,550
3.625% due 05/01/43	25,000	29,291
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	105,428
4.350% due 06/01/28	100,000	119,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
PACCAR Financial Corp
2.300% due 08/10/22	$100,000	$103,450
3.400% due 08/09/23	25,000	27,001
Ralph Lauren Corp 3.750% due 09/15/25	50,000	56,148
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	350,000	367,146
Southwest Airlines Co 5.250% due 05/04/25	180,000	198,487
Starbucks Corp
2.450% due 06/15/26	50,000	54,259
3.500% due 03/01/28	100,000	113,898
3.500% due 11/15/50	200,000	212,329
3.550% due 08/15/29	100,000	114,770
3.750% due 12/01/47	35,000	38,185
4.300% due 06/15/45	35,000	41,329
4.450% due 08/15/49	100,000	121,449
Tapestry Inc 4.125% due 07/15/27	100,000	98,523
Target Corp
2.250% due 04/15/25	500,000	534,605
2.900% due 01/15/22	100,000	103,479
3.375% due 04/15/29	100,000	116,285
3.625% due 04/15/46	25,000	31,438
The Home Depot Inc
2.125% due 09/15/26	100,000	107,881
2.700% due 04/01/23	100,000	105,401
2.700% due 04/15/30	300,000	334,594
3.000% due 04/01/26	25,000	28,164
3.250% due 03/01/22	45,000	46,882
3.350% due 09/15/25	45,000	50,741
3.500% due 09/15/56	55,000	64,693
3.900% due 12/06/28	40,000	47,395
4.200% due 04/01/43	300,000	376,115
4.500% due 12/06/48	100,000	134,340
5.875% due 12/16/36	75,000	113,097
The TJX Cos Inc 3.875% due 04/15/30	250,000	296,777
Toyota Motor Credit Corp
0.450% due 07/22/22	100,000	100,231
1.150% due 05/26/22	50,000	50,650
1.150% due 08/13/27	120,000	120,001
1.350% due 08/25/23	50,000	51,341
1.800% due 02/13/25	50,000	52,283
2.150% due 02/13/30	100,000	105,543
2.625% due 01/10/23	100,000	104,870
2.650% due 04/12/22	250,000	258,681
3.200% due 01/11/27	100,000	112,366
3.350% due 01/08/24	100,000	108,770
United Airlines Pass-Through Trust ‘A’
2.875% due 04/07/30	130,177	124,150
3.100% due 01/07/30	42,085	41,366
4.000% due 10/11/27	77,445	76,207
Walgreen Co 3.100% due 09/15/22	75,000	78,543
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	32,797
4.650% due 06/01/46	20,000	21,345
4.800% due 11/18/44	165,000	180,755
Walmart Inc
2.650% due 12/15/24	100,000	108,223
2.850% due 07/08/24	90,000	97,719
2.950% due 09/24/49	500,000	563,913
3.050% due 07/08/26	65,000	73,263
3.250% due 07/08/29	80,000	93,352
3.300% due 04/22/24	300,000	327,248
3.400% due 06/26/23	50,000	53,991
3.700% due 06/26/28	100,000	118,339
3.950% due 06/28/38	25,000	31,366
4.050% due 06/29/48	65,000	84,912
Whirlpool Corp
4.600% due 05/15/50	50,000	62,058
4.750% due 02/26/29	60,000	72,904

	Principal Amount	Value
WW Grainger Inc
1.850% due 02/15/25	$25,000	$26,197
3.750% due 05/15/46	50,000	56,406
4.600% due 06/15/45	20,000	25,778

		15,280,961

Consumer, Non-Cyclical - 5.0%

Abbott Laboratories
2.950% due 03/15/25	100,000	109,299
3.400% due 11/30/23	70,000	76,096
3.750% due 11/30/26	227,000	263,694
4.750% due 11/30/36	100,000	133,808
4.900% due 11/30/46	100,000	141,149
6.150% due 11/30/37	25,000	38,454
AbbVie Inc
2.150% due 11/19/21 ~	115,000	117,179
2.300% due 11/21/22 ~	425,000	439,970
2.600% due 11/21/24 ~	80,000	84,921
2.850% due 05/14/23	50,000	52,613
2.950% due 11/21/26 ~	105,000	114,537
3.200% due 11/06/22	70,000	73,759
3.200% due 05/14/26	100,000	110,365
3.200% due 11/21/29 ~	175,000	193,170
3.250% due 10/01/22 ~	100,000	104,606
3.600% due 05/14/25	175,000	194,124
3.800% due 03/15/25 ~	70,000	77,751
4.050% due 11/21/39 ~	70,000	80,162
4.250% due 11/21/49 ~	300,000	356,216
4.300% due 05/14/36	50,000	59,036
4.400% due 11/06/42	125,000	148,962
4.500% due 05/14/35	160,000	194,292
4.625% due 10/01/42 ~	100,000	121,916
4.700% due 05/14/45	50,000	61,540
4.750% due 03/15/45 ~	330,000	399,472
Adventist Health System 3.630% due 03/01/49	15,000	15,520
Advocate Health & Hospitals Corp 3.387% due 10/15/49	50,000	55,774
Aetna Inc
2.750% due 11/15/22	125,000	130,101
2.800% due 06/15/23	25,000	26,363
3.500% due 11/15/24	100,000	109,723
3.875% due 08/15/47	30,000	33,583
4.125% due 11/15/42	100,000	114,123
Altria Group Inc
2.350% due 05/06/25	75,000	79,183
3.400% due 05/06/30	50,000	54,547
3.800% due 02/14/24	40,000	43,755
4.400% due 02/14/26	25,000	28,816
4.450% due 05/06/50	75,000	83,703
4.500% due 05/02/43	100,000	108,972
5.800% due 02/14/39	65,000	83,130
5.950% due 02/14/49	75,000	100,859
6.200% due 02/14/59	30,000	41,072
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	109,093
3.450% due 12/15/27	50,000	57,207
Amgen Inc
1.900% due 02/21/25	35,000	36,688
2.200% due 02/21/27	35,000	36,997
2.300% due 02/25/31	200,000	210,162
2.450% due 02/21/30	50,000	53,092
2.770% due 09/01/53 ~	311,000	300,473
3.200% due 11/02/27	50,000	56,019
3.375% due 02/21/50	250,000	271,542
3.625% due 05/22/24	100,000	110,009
4.400% due 05/01/45	100,000	124,352
5.150% due 11/15/41	174,000	231,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	$500,000	$559,460
4.700% due 02/01/36	275,000	332,475
Anheuser-Busch InBev Finance Inc (Belgium) 4.625% due 02/01/44	300,000	354,961
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	350,000	398,911
3.750% due 07/15/42	100,000	106,821
4.000% due 04/13/28	80,000	92,512
4.150% due 01/23/25	60,000	67,807
4.375% due 04/15/38	35,000	40,814
4.439% due 10/06/48	200,000	233,410
4.500% due 06/01/50	250,000	301,244
4.600% due 04/15/48	50,000	59,693
4.750% due 01/23/29	55,000	66,949
4.750% due 04/15/58	100,000	122,206
4.900% due 01/23/31	65,000	81,671
5.450% due 01/23/39	65,000	84,123
5.550% due 01/23/49	100,000	136,145
5.800% due 01/23/59	45,000	64,351
Anthem Inc
2.950% due 12/01/22	50,000	52,548
3.300% due 01/15/23	75,000	79,491
3.350% due 12/01/24	400,000	439,279
3.650% due 12/01/27	30,000	34,201
4.375% due 12/01/47	30,000	36,728
4.625% due 05/15/42	100,000	125,496
4.650% due 01/15/43	50,000	63,014
Ascension Health 3.945% due 11/15/46	70,000	87,248
AstraZeneca PLC (United Kingdom)
2.375% due 06/12/22	100,000	103,155
3.125% due 06/12/27	100,000	111,054
3.375% due 11/16/25	100,000	112,009
4.000% due 09/18/42	25,000	30,598
4.375% due 11/16/45	25,000	32,412
6.450% due 09/15/37	100,000	151,468
Automatic Data Processing Inc
1.250% due 09/01/30	40,000	39,495
3.375% due 09/15/25	25,000	28,192
Avery Dennison Corp 2.650% due 04/30/30	30,000	32,069
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	25,000	25,103
2.726% due 03/25/31	50,000	49,633
2.764% due 08/15/22	150,000	155,525
2.789% due 09/06/24	35,000	36,995
3.215% due 09/06/26	50,000	53,912
3.222% due 08/15/24	100,000	107,098
3.462% due 09/06/29	50,000	53,306
3.557% due 08/15/27	100,000	108,174
4.390% due 08/15/37	70,000	75,755
4.700% due 04/02/27	200,000	229,776
4.758% due 09/06/49	50,000	54,366
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	25,111
Baxalta Inc
4.000% due 06/23/25	15,000	17,065
5.250% due 06/23/45	9,000	12,279
Baxter International Inc 3.950% due 04/01/30 ~	150,000	179,941
Becton Dickinson and Co
2.823% due 05/20/30	70,000	75,594
3.125% due 11/08/21	100,000	102,830
3.363% due 06/06/24	50,000	54,117
3.734% due 12/15/24	129,000	142,662
4.669% due 06/06/47	50,000	61,813
Bestfoods 7.250% due 12/15/26	200,000	272,969

	Principal Amount	Value
Biogen Inc
2.250% due 05/01/30	$55,000	$56,238
3.150% due 05/01/50	440,000	435,634
Boston Scientific Corp
3.375% due 05/15/22	300,000	313,759
4.000% due 03/01/29	70,000	81,444
4.550% due 03/01/39	50,000	62,633
4.700% due 03/01/49	70,000	92,426
Bristol-Myers Squibb Co
2.600% due 05/16/22	50,000	51,890
2.900% due 07/26/24	85,000	92,236
3.200% due 06/15/26	50,000	56,432
3.250% due 08/15/22	100,000	105,405
3.250% due 02/20/23	50,000	53,212
3.250% due 02/27/27	100,000	114,522
3.250% due 08/01/42	100,000	115,019
3.400% due 07/26/29	380,000	442,179
3.450% due 11/15/27	50,000	57,469
3.900% due 02/20/28	100,000	118,630
4.000% due 08/15/23	100,000	109,119
4.125% due 06/15/39	35,000	44,152
4.250% due 10/26/49	365,000	481,975
4.350% due 11/15/47	50,000	66,276
Brown-Forman Corp 4.500% due 07/15/45	40,000	52,403
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	57,207
3.250% due 08/15/26	20,000	21,563
3.750% due 09/25/27	30,000	32,602
California Institute of Technology 3.650% due 09/01/19	20,000	21,880
Campbell Soup Co
2.500% due 08/02/22	100,000	103,727
3.650% due 03/15/23	15,000	16,063
4.150% due 03/15/28	100,000	116,372
4.800% due 03/15/48	20,000	25,725
Cardinal Health Inc
2.616% due 06/15/22	50,000	51,634
3.079% due 06/15/24	50,000	53,817
3.410% due 06/15/27	100,000	111,343
3.750% due 09/15/25	50,000	56,022
4.368% due 06/15/47	50,000	54,217
4.900% due 09/15/45	50,000	57,954
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	103,255
Cigna Corp
2.400% due 03/15/30	120,000	124,335
3.050% due 10/15/27	30,000	33,386
3.200% due 03/15/40	85,000	90,330
3.400% due 03/15/50	65,000	68,430
3.750% due 07/15/23	74,000	80,249
3.875% due 10/15/47	50,000	55,495
4.125% due 11/15/25	45,000	51,645
4.375% due 10/15/28	80,000	95,140
4.800% due 08/15/38	60,000	74,595
4.900% due 12/15/48	555,000	724,451
Cintas Corp No 2
2.900% due 04/01/22	50,000	51,740
3.700% due 04/01/27	50,000	57,728
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	132,495
CommonSpirit Health 4.350% due 11/01/42	150,000	163,251
Conagra Brands Inc
3.200% due 01/25/23	79,000	83,271
3.800% due 10/22/21	40,000	41,376
4.300% due 05/01/24	15,000	16,742
4.600% due 11/01/25	35,000	40,669
4.850% due 11/01/28	45,000	55,000
5.300% due 11/01/38	50,000	64,330
5.400% due 11/01/48	40,000	54,140

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Constellation Brands Inc
2.700% due 05/09/22	$200,000	$206,553
3.500% due 05/09/27	15,000	16,785
4.250% due 05/01/23	85,000	92,735
4.400% due 11/15/25	35,000	40,728
4.650% due 11/15/28	30,000	36,152
5.250% due 11/15/48	30,000	40,355
CVS Health Corp
1.300% due 08/21/27	135,000	133,156
1.750% due 08/21/30	200,000	196,236
2.625% due 08/15/24	30,000	32,000
2.700% due 08/21/40	65,000	62,456
2.875% due 06/01/26	100,000	108,472
3.000% due 08/15/26	35,000	38,282
3.250% due 08/15/29	65,000	72,105
3.700% due 03/09/23	87,000	93,222
3.750% due 04/01/30	100,000	114,537
3.875% due 07/20/25	200,000	225,721
4.100% due 03/25/25	37,000	41,846
4.125% due 04/01/40	300,000	342,493
4.250% due 04/01/50	200,000	235,793
4.300% due 03/25/28	185,000	216,690
4.780% due 03/25/38	95,000	115,248
5.125% due 07/20/45	105,000	132,575
5.300% due 12/05/43	200,000	255,677
Danaher Corp
due 10/01/50 #	125,000	122,152
3.350% due 09/15/25	30,000	33,340
4.375% due 09/15/45	30,000	38,527
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	360,758
3.875% due 04/29/43	100,000	120,161
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	155,968
Dignity Health 5.267% due 11/01/64	100,000	119,184
Eli Lilly and Co
2.250% due 05/15/50	200,000	189,496
3.375% due 03/15/29	65,000	75,183
3.950% due 03/15/49	100,000	125,289
4.150% due 03/15/59	50,000	64,704
Equifax Inc 2.600% due 12/01/24	25,000	26,713
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) 3.500% due 01/16/50	150,000	159,414
General Mills Inc
3.200% due 02/10/27	100,000	112,348
3.700% due 10/17/23	40,000	43,650
4.200% due 04/17/28	50,000	59,074
4.550% due 04/17/38	15,000	19,107
4.700% due 04/17/48	20,000	27,338
5.400% due 06/15/40	45,000	61,612
Gilead Sciences Inc
0.750% due 09/29/23	45,000	45,098
1.200% due 10/01/27	45,000	45,117
1.650% due 10/01/30	40,000	39,976
1.950% due 03/01/22	230,000	235,134
2.600% due 10/01/40	100,000	100,005
2.800% due 10/01/50	100,000	98,939
2.950% due 03/01/27	100,000	110,066
3.650% due 03/01/26	100,000	112,992
4.150% due 03/01/47	75,000	91,809
4.400% due 12/01/21	100,000	103,717
4.600% due 09/01/35	45,000	57,925
4.750% due 03/01/46	50,000	64,854
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	96,584
6.375% due 05/15/38	100,000	154,387
GlaxoSmithKline Capital PLC (United Kingdom)
due 10/01/23 #	125,000	125,130
2.850% due 05/08/22	200,000	208,185

	Principal Amount	Value
Global Payments Inc 4.000% due 06/01/23	$300,000	$325,709
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	128,254
HCA Inc
4.125% due 06/15/29	35,000	39,589
4.500% due 02/15/27	60,000	67,451
4.750% due 05/01/23	60,000	65,489
5.125% due 06/15/39	50,000	60,771
5.250% due 04/15/25	70,000	80,839
5.250% due 06/15/26	75,000	87,624
5.250% due 06/15/49	100,000	121,876
5.500% due 06/15/47	75,000	93,870
Humana Inc
3.850% due 10/01/24	100,000	110,626
4.625% due 12/01/42	100,000	124,715
IHS Markit Ltd 4.250% due 05/01/29	85,000	98,740
Ingredion Inc 3.200% due 10/01/26	100,000	110,607
Johnson & Johnson
0.550% due 09/01/25	50,000	50,067
1.300% due 09/01/30	70,000	70,751
2.050% due 03/01/23	50,000	51,978
2.100% due 09/01/40	65,000	64,832
2.250% due 09/01/50	100,000	98,988
2.450% due 12/05/21	150,000	154,098
2.450% due 03/01/26	50,000	54,662
3.400% due 01/15/38	50,000	58,585
3.500% due 01/15/48	65,000	80,437
3.550% due 03/01/36	25,000	30,315
3.625% due 03/03/37	132,000	160,393
3.700% due 03/01/46	25,000	31,326
3.750% due 03/03/47	50,000	64,088
4.850% due 05/15/41	50,000	69,981
5.950% due 08/15/37	100,000	152,850
Kaiser Foundation Hospitals
3.150% due 05/01/27	225,000	252,271
4.150% due 05/01/47	20,000	25,568
Kellogg Co
3.400% due 11/15/27	100,000	112,836
4.300% due 05/15/28	100,000	118,287
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	54,268
3.130% due 12/15/23	50,000	53,796
3.430% due 06/15/27	35,000	39,008
4.420% due 12/15/46	250,000	308,301
Kimberly-Clark Corp
1.050% due 09/15/27	25,000	25,198
3.050% due 08/15/25	50,000	55,479
3.950% due 11/01/28	10,000	12,027
6.625% due 08/01/37	100,000	159,104
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	114,227
4.700% due 02/01/45	50,000	63,666
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	173,106
McCormick & Co Inc 3.400% due 08/15/27	50,000	56,270
McKesson Corp 3.796% due 03/15/24	300,000	328,649
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	268,356
Medtronic Inc
2.750% due 04/01/23	50,000	52,633
3.500% due 03/15/25	170,000	191,688
4.625% due 03/15/45	65,000	89,585
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	58,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Merck & Co Inc
0.750% due 02/24/26	$350,000	$351,343
2.400% due 09/15/22	100,000	103,786
3.400% due 03/07/29	200,000	233,080
3.600% due 09/15/42	300,000	367,612
4.150% due 05/18/43	100,000	127,179
Molson Coors Beverage Co
4.200% due 07/15/46	40,000	42,304
5.000% due 05/01/42	100,000	113,368
Mondelez International Inc
1.500% due 02/04/31	40,000	39,063
2.625% due 09/04/50	25,000	24,134
3.625% due 02/13/26	100,000	113,421
4.125% due 05/07/28	100,000	119,924
Moody’s Corp
2.550% due 08/18/60	50,000	46,491
4.875% due 02/15/24	50,000	56,639
4.875% due 12/17/48	50,000	66,590
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	57,259
Mylan NV 3.950% due 06/15/26	100,000	112,482
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	106,427
Northwestern University 3.662% due 12/01/57	25,000	31,295
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	50,000	51,688
2.400% due 09/21/22	75,000	78,244
3.000% due 11/20/25	100,000	111,358
3.100% due 05/17/27	30,000	33,646
3.400% due 05/06/24	150,000	165,608
4.000% due 11/20/45	100,000	128,837
NYU Langone Hospitals 4.368% due 07/01/47	25,000	29,083
Partners Healthcare System Inc 3.342% due 07/01/60	30,000	33,077
PayPal Holdings Inc
1.350% due 06/01/23	35,000	35,771
1.650% due 06/01/25	65,000	67,412
2.300% due 06/01/30	55,000	58,178
3.250% due 06/01/50	65,000	72,133
PepsiCo Inc
0.750% due 05/01/23	85,000	85,972
1.625% due 05/01/30	60,000	61,722
2.250% due 05/02/22	50,000	51,438
2.375% due 10/06/26	55,000	59,950
2.750% due 03/01/23	100,000	105,788
2.750% due 04/30/25	100,000	109,083
2.750% due 03/19/30	500,000	559,993
3.100% due 07/17/22	50,000	52,325
3.450% due 10/06/46	60,000	69,534
3.500% due 07/17/25	50,000	56,400
3.600% due 03/01/24	71,000	77,920
3.625% due 03/19/50	250,000	304,582
4.000% due 05/02/47	35,000	44,211
4.600% due 07/17/45	35,000	47,687
Pfizer Inc
0.800% due 05/28/25	30,000	30,176
2.200% due 12/15/21	50,000	51,165
2.550% due 05/28/40	25,000	25,889
2.625% due 04/01/30	250,000	278,202
2.700% due 05/28/50	25,000	26,160
3.000% due 12/15/26	100,000	113,172
3.200% due 09/15/23	50,000	53,999
3.400% due 05/15/24	150,000	164,905
3.600% due 09/15/28	100,000	118,088
3.900% due 03/15/39	25,000	30,351
4.100% due 09/15/38	50,000	61,964
4.200% due 09/15/48	35,000	45,113

	Principal Amount	Value
Philip Morris International Inc
2.125% due 05/10/23	$25,000	$25,910
2.625% due 02/18/22	25,000	25,717
3.250% due 11/10/24	125,000	137,613
3.375% due 08/11/25	50,000	55,695
4.250% due 11/10/44	30,000	36,244
4.500% due 03/20/42	200,000	246,228
6.375% due 05/16/38	100,000	148,395
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	140,014
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	41,757
Quest Diagnostics Inc
2.800% due 06/30/31	70,000	75,647
2.950% due 06/30/30	55,000	60,160
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	63,845
4.000% due 03/18/29	100,000	117,724
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	378,029
RWJ Barnabas Health Inc 3.477% due 07/01/49	25,000	26,050
S&P Global Inc 4.000% due 06/15/25	50,000	57,323
Sanofi (France) 3.375% due 06/19/23	100,000	108,212
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	278,278
SSM Health Care Corp 3.688% due 06/01/23	50,000	54,134
Stryker Corp
1.150% due 06/15/25	250,000	253,370
4.100% due 04/01/43	100,000	118,629
Sysco Corp
2.600% due 06/12/22	100,000	103,385
3.250% due 07/15/27	50,000	54,408
3.550% due 03/15/25	50,000	54,605
3.750% due 10/01/25	25,000	27,526
4.450% due 03/15/48	50,000	55,116
4.500% due 04/01/46	25,000	27,463
4.850% due 10/01/45	15,000	16,979
Takeda Pharmaceutical Co Ltd (Japan)
3.175% due 07/09/50	250,000	257,373
4.400% due 11/26/23	100,000	111,213
5.000% due 11/26/28	100,000	124,240
The Clorox Co 3.800% due 11/15/21	100,000	103,867
The Coca-Cola Co
1.375% due 03/15/31	200,000	198,375
2.125% due 09/06/29	100,000	107,081
2.500% due 04/01/23	200,000	211,329
2.550% due 06/01/26	100,000	109,483
2.875% due 10/27/25	50,000	55,535
2.950% due 03/25/25	200,000	219,669
The Estee Lauder Cos Inc
2.000% due 12/01/24	10,000	10,545
2.375% due 12/01/29	10,000	10,767
3.125% due 12/01/49	15,000	16,495
3.150% due 03/15/27	50,000	56,458
4.150% due 03/15/47	30,000	37,745
The George Washington University 4.300% due 09/15/44	50,000	61,783
The Georgetown University 2.943% due 04/01/50	25,000	24,893
The Hershey Co
2.300% due 08/15/26	50,000	53,937
3.375% due 05/15/23	50,000	53,820
The JM Smucker Co
2.375% due 03/15/30	65,000	67,924
3.550% due 03/15/50	50,000	53,606
The Johns Hopkins Health System Corp 3.837% due 05/15/46	50,000	61,540

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
The Kroger Co
2.800% due 08/01/22	$100,000	$103,954
3.500% due 02/01/26	50,000	56,402
3.950% due 01/15/50	100,000	117,093
4.650% due 01/15/48	100,000	127,117
5.150% due 08/01/43	25,000	32,176
The Leland Stanford Junior University 3.647% due 05/01/48	125,000	154,106
The New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	37,795
The Procter & Gamble Co
2.300% due 02/06/22	100,000	102,774
3.000% due 03/25/30	100,000	116,176
3.550% due 03/25/40	100,000	121,822
3.600% due 03/25/50	200,000	254,639
The Toledo Hospital
5.750% due 11/15/38	50,000	58,914
6.015% due 11/15/48	50,000	57,819
The Trustees of Princeton University 5.700% due 03/01/39	50,000	76,565
The University of Chicago 2.761% due 04/01/45	10,000	10,249
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	33,432
3.000% due 04/15/23	70,000	74,077
3.650% due 12/15/25	100,000	112,867
4.150% due 02/01/24	100,000	110,429
5.300% due 02/01/44	100,000	139,122
Tyson Foods Inc
4.000% due 03/01/26	15,000	17,191
4.350% due 03/01/29	20,000	24,258
4.500% due 06/15/22	300,000	317,830
5.100% due 09/28/48	10,000	13,802
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	102,863
5.900% due 11/15/32	50,000	73,585
UnitedHealth Group Inc
2.000% due 05/15/30	55,000	57,593
2.375% due 08/15/24	70,000	74,508
2.875% due 08/15/29	75,000	83,526
2.900% due 05/15/50	300,000	313,889
3.500% due 06/15/23	50,000	54,069
3.500% due 02/15/24	20,000	21,982
3.500% due 08/15/39	60,000	68,999
3.700% due 12/15/25	20,000	22,928
3.700% due 08/15/49	65,000	77,727
3.750% due 07/15/25	75,000	85,680
3.850% due 06/15/28	100,000	117,845
3.875% due 12/15/28	25,000	29,713
3.875% due 08/15/59	100,000	121,459
4.250% due 06/15/48	50,000	63,718
4.450% due 12/15/48	25,000	33,379
4.750% due 07/15/45	50,000	67,671
6.875% due 02/15/38	250,000	402,154
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	58,802
University of Southern California
2.805% due 10/01/50	50,000	53,018
3.028% due 10/01/39	50,000	54,020
Upjohn Inc 3.850% due 06/22/40 ~	400,000	432,429
Verisk Analytics Inc 4.125% due 09/12/22	100,000	106,631
Wyeth LLC
5.950% due 04/01/37	50,000	73,977
6.500% due 02/01/34	100,000	155,238
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	102,671
3.550% due 04/01/25	170,000	188,085
Zoetis Inc 3.250% due 02/01/23	300,000	316,743

		46,975,404

	Principal Amount	Value
Energy - 2.3%

Baker Hughes a GE Co LLC
2.773% due 12/15/22	$50,000	$52,315
3.337% due 12/15/27	100,000	106,282
4.080% due 12/15/47	50,000	50,052
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	59,323
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	109,895
BP Capital Markets America Inc
1.749% due 08/10/30	130,000	129,209
2.750% due 05/10/23	250,000	263,742
2.772% due 11/10/50	130,000	119,459
3.000% due 02/24/50	150,000	143,341
3.119% due 05/04/26	25,000	27,633
3.224% due 04/14/24	100,000	107,884
3.588% due 04/14/27	100,000	112,162
3.790% due 02/06/24	55,000	60,334
4.234% due 11/06/28	100,000	118,666
Burlington Resources LLC 7.400% due 12/01/31	100,000	148,176
Canadian Natural Resources Ltd (Canada)
2.050% due 07/15/25	300,000	306,398
2.950% due 01/15/23	50,000	52,023
3.800% due 04/15/24	43,000	46,175
3.850% due 06/01/27	50,000	53,970
4.950% due 06/01/47	25,000	27,805
6.750% due 02/01/39	90,000	113,574
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	60,000	62,440
Chevron Corp
1.141% due 05/11/23	200,000	203,985
1.554% due 05/11/25	35,000	36,300
1.995% due 05/11/27	350,000	370,559
2.236% due 05/11/30	25,000	26,567
2.566% due 05/16/23	100,000	105,542
2.954% due 05/16/26	100,000	111,546
2.978% due 05/11/40	15,000	16,223
3.326% due 11/17/25	50,000	56,285
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	209,868
CNOOC Petroleum North America ULC (China) 7.500% due 07/30/39	300,000	501,806
Concho Resources Inc
4.300% due 08/15/28	150,000	165,927
4.850% due 08/15/48	50,000	55,393
ConocoPhillips Co
4.950% due 03/15/26	50,000	59,768
6.950% due 04/15/29	100,000	138,780
Devon Energy Corp
5.000% due 06/15/45	105,000	99,763
5.850% due 12/15/25	50,000	56,060
Diamondback Energy Inc
2.875% due 12/01/24	65,000	65,889
3.500% due 12/01/29	100,000	96,676
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	94,031
5.875% due 09/18/23	50,000	55,062
5.875% due 05/28/45	200,000	218,250
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	192,309
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	69,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Enbridge Inc (Canada)
2.500% due 01/15/25	$50,000	$52,741
2.900% due 07/15/22	100,000	103,823
3.700% due 07/15/27	100,000	111,426
4.500% due 06/10/44	150,000	169,433
Energy Transfer Operating LP
2.900% due 05/15/25	40,000	40,268
3.750% due 05/15/30	310,000	300,759
4.050% due 03/15/25	100,000	105,137
4.200% due 04/15/27	100,000	103,587
4.900% due 02/01/24	100,000	106,712
5.000% due 05/15/50	100,000	92,205
5.250% due 04/15/29	25,000	26,919
5.300% due 04/15/47	100,000	93,027
5.950% due 10/01/43	100,000	98,952
6.125% due 12/15/45	200,000	200,879
6.500% due 02/01/42	100,000	103,925
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	109,204
3.500% due 02/01/22	25,000	25,983
4.150% due 10/16/28	50,000	58,488
4.200% due 01/31/50	450,000	479,404
4.250% due 02/15/48	25,000	26,637
4.800% due 02/01/49	50,000	57,823
5.375% due 02/15/78	50,000	44,587
6.125% due 10/15/39	115,000	147,016
6.875% due 03/01/33	150,000	200,971
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	132,266
2.450% due 01/17/23	100,000	104,649
3.950% due 05/15/43	300,000	350,252
Exxon Mobil Corp
1.571% due 04/15/23	600,000	617,640
1.902% due 08/16/22	20,000	20,604
2.019% due 08/16/24	50,000	52,608
2.440% due 08/16/29	50,000	53,741
2.610% due 10/15/30	250,000	270,358
2.995% due 08/16/39	50,000	52,987
3.043% due 03/01/26	150,000	165,703
3.176% due 03/15/24	200,000	216,623
3.452% due 04/15/51	200,000	220,441
4.114% due 03/01/46	65,000	77,149
4.327% due 03/19/50	300,000	374,861
Halliburton Co
3.250% due 11/15/21	100,000	102,081
3.800% due 11/15/25	15,000	16,266
4.850% due 11/15/35	50,000	52,895
5.000% due 11/15/45	42,000	43,117
7.450% due 09/15/39	25,000	32,207
Hess Corp
4.300% due 04/01/27	50,000	52,205
5.600% due 02/15/41	50,000	54,150
5.800% due 04/01/47	50,000	54,791
7.125% due 03/15/33	50,000	60,272
HollyFrontier Corp 2.625% due 10/01/23	45,000	45,150
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,378
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	105,458
4.150% due 02/01/24	100,000	109,456
Kinder Morgan Inc
2.000% due 02/15/31	210,000	202,340
3.250% due 08/01/50	220,000	199,961
5.300% due 12/01/34	70,000	82,541
5.550% due 06/01/45	350,000	417,223
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	52,133
4.250% due 09/15/46	70,000	73,788
5.000% due 03/01/26	50,000	58,357
Marathon Oil Corp
2.800% due 11/01/22	100,000	102,466
3.850% due 06/01/25	50,000	51,372
4.400% due 07/15/27	100,000	99,546
5.200% due 06/01/45	50,000	46,896

	Principal Amount	Value
Marathon Petroleum Corp
3.800% due 04/01/28	$30,000	$32,592
4.500% due 04/01/48	25,000	25,325
4.750% due 12/15/23	150,000	164,600
5.125% due 12/15/26	50,000	57,998
6.500% due 03/01/41	100,000	121,988
MPLX LP
2.650% due 08/15/30	45,000	44,226
3.375% due 03/15/23	25,000	26,359
4.250% due 12/01/27	250,000	281,337
4.500% due 04/15/38	30,000	30,739
4.700% due 04/15/48	45,000	45,648
4.875% due 12/01/24	250,000	279,400
4.900% due 04/15/58	15,000	15,241
National Oilwell Varco Inc 3.950% due 12/01/42	100,000	88,246
Noble Energy Inc
3.850% due 01/15/28	50,000	56,786
5.050% due 11/15/44	150,000	194,570
ONEOK Inc
2.200% due 09/15/25	25,000	24,674
3.100% due 03/15/30	25,000	24,111
4.000% due 07/13/27	130,000	135,477
4.350% due 03/15/29	100,000	104,413
4.500% due 03/15/50	25,000	22,170
4.550% due 07/15/28	50,000	53,034
4.950% due 07/13/47	50,000	47,531
5.200% due 07/15/48	25,000	24,092
ONEOK Partners LP 3.375% due 10/01/22	100,000	103,943
Phillips 66
4.300% due 04/01/22	100,000	105,486
4.650% due 11/15/34	200,000	238,907
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	51,493
3.550% due 10/01/26	50,000	52,835
4.900% due 10/01/46	25,000	25,964
Pioneer Natural Resources Co 4.450% due 01/15/26	50,000	57,881
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	160,229
4.650% due 10/15/25	100,000	107,493
4.700% due 06/15/44	50,000	44,813
Sabine Pass Liquefaction LLC
4.500% due 05/15/30 ~	205,000	231,248
5.625% due 03/01/25	165,000	188,812
Schlumberger Investment SA
2.650% due 06/26/30	100,000	101,409
3.650% due 12/01/23	42,000	45,252
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	100,000	99,654
2.375% due 08/21/22	100,000	103,824
2.375% due 04/06/25	200,000	213,616
2.500% due 09/12/26	50,000	54,588
2.750% due 04/06/30	85,000	93,113
2.875% due 05/10/26	100,000	110,859
3.250% due 05/11/25	100,000	110,674
3.250% due 04/06/50	100,000	105,459
3.625% due 08/21/42	100,000	109,425
3.750% due 09/12/46	50,000	56,068
4.000% due 05/10/46	100,000	116,742
4.125% due 05/11/35	263,000	316,770
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	22,008
Suncor Energy Inc (Canada)
4.000% due 11/15/47	70,000	71,971
6.800% due 05/15/38	200,000	261,851
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	101,877
3.900% due 07/15/26	100,000	102,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
TC PipeLines LP 3.900% due 05/25/27	$20,000	$21,457
The Williams Cos Inc
3.600% due 03/15/22	100,000	103,494
3.700% due 01/15/23	25,000	26,438
3.750% due 06/15/27	50,000	54,873
4.550% due 06/24/24	85,000	94,227
5.100% due 09/15/45	100,000	112,631
5.750% due 06/24/44	35,000	41,379
6.300% due 04/15/40	20,000	24,722
Total Capital International SA (France)
2.434% due 01/10/25	50,000	53,295
2.829% due 01/10/30	50,000	55,337
3.127% due 05/29/50	100,000	103,785
3.461% due 07/12/49	50,000	54,739
3.700% due 01/15/24	200,000	219,533
Total Capital SA (France) 3.883% due 10/11/28	25,000	29,538
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	103,198
3.750% due 10/16/23	100,000	108,457
4.100% due 04/15/30	200,000	231,049
4.250% due 05/15/28	50,000	57,809
5.100% due 03/15/49	50,000	63,982
7.625% due 01/15/39	50,000	76,081
Transcontinental Gas Pipe Line Co LLC
3.250% due 05/15/30 ~	25,000	27,059
3.950% due 05/15/50 ~	250,000	259,507
4.000% due 03/15/28	50,000	55,787
4.450% due 08/01/42	150,000	166,605
Valero Energy Corp
2.150% due 09/15/27	100,000	99,487
3.400% due 09/15/26	100,000	107,572
6.625% due 06/15/37	150,000	188,627
Valero Energy Partners LP 4.375% due 12/15/26	65,000	72,998

		21,146,532

Financial - 10.1%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	138,274
3.950% due 02/01/22	175,000	177,252
4.500% due 09/15/23	150,000	154,681
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	54,904
Aflac Inc 3.625% due 06/15/23	200,000	217,157
African Development Bank (Multi-National)
1.625% due 09/16/22	85,000	87,329
3.000% due 12/06/21	120,000	123,943
Air Lease Corp
2.300% due 02/01/25	100,000	98,292
2.625% due 07/01/22	50,000	50,622
2.750% due 01/15/23	100,000	102,043
3.000% due 02/01/30	100,000	93,264
3.250% due 03/01/25	100,000	101,834
3.875% due 07/03/23	150,000	156,321
Aircastle Ltd
4.125% due 05/01/24	30,000	29,598
5.000% due 04/01/23	30,000	30,087
5.500% due 02/15/22	30,000	30,686
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	54,435
3.375% due 08/15/31	60,000	67,715
3.950% due 01/15/27	25,000	28,478
4.000% due 02/01/50	100,000	119,777
4.500% due 07/30/29	20,000	24,109
Alleghany Corp 4.950% due 06/27/22	100,000	106,367

	Principal Amount	Value
Ally Financial Inc
3.050% due 06/05/23	$65,000	$67,581
5.800% due 05/01/25	200,000	230,602
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	107,879
American Express Co
2.500% due 07/30/24	35,000	37,161
2.650% due 12/02/22	150,000	157,177
3.000% due 10/30/24	50,000	54,290
3.700% due 08/03/23	100,000	108,403
4.050% due 12/03/42	125,000	157,335
American Express Credit Corp 3.300% due 05/03/27	65,000	73,467
American Financial Group Inc 4.500% due 06/15/47	50,000	55,520
American International Group Inc
3.400% due 06/30/30	100,000	110,581
3.750% due 07/10/25	35,000	39,250
3.875% due 01/15/35	100,000	115,184
4.200% due 04/01/28	100,000	115,917
4.375% due 06/30/50	100,000	117,167
4.375% due 01/15/55	100,000	114,771
4.500% due 07/16/44	100,000	117,511
4.700% due 07/10/35	50,000	62,829
4.800% due 07/10/45	50,000	61,253
American Tower Corp REIT
1.875% due 10/15/30	200,000	197,243
2.900% due 01/15/30	50,000	54,119
2.950% due 01/15/25	100,000	108,075
3.100% due 06/15/50	50,000	49,616
3.375% due 10/15/26	100,000	110,799
3.600% due 01/15/28	100,000	112,326
4.700% due 03/15/22	200,000	212,039
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	110,590
Aon Corp 4.500% due 12/15/28	200,000	242,020
Arch Capital Group Ltd 3.635% due 06/30/50	200,000	215,701
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	254,727
Ares Capital Corp
3.250% due 07/15/25	50,000	49,756
3.500% due 02/10/23	50,000	51,358
3.625% due 01/19/22	50,000	51,455
Asian Development Bank (Multi-National)
0.250% due 07/14/23	135,000	135,108
0.625% due 04/07/22	350,000	352,148
0.625% due 04/29/25	500,000	504,879
1.500% due 10/18/24	150,000	157,085
1.750% due 08/14/26	250,000	267,784
2.000% due 02/16/22	400,000	409,852
2.625% due 01/12/27	200,000	225,434
2.750% due 01/19/28	100,000	115,086
3.125% due 09/26/28	200,000	237,881
Assurant Inc 4.900% due 03/27/28	100,000	110,869
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	259,522
AvalonBay Communities Inc REIT
2.450% due 01/15/31	105,000	112,435
2.950% due 09/15/22	35,000	36,413
3.350% due 05/15/27	25,000	27,916
4.150% due 07/01/47	50,000	63,035
AXA SA (France) 8.600% due 12/15/30	75,000	114,768
Banco Santander SA (Spain)
2.706% due 06/27/24	200,000	211,899
3.500% due 04/11/22	300,000	311,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Bank of America Corp
1.319% due 06/19/26	$500,000	$503,816
1.486% due 05/19/24	200,000	203,555
2.015% due 02/13/26	100,000	103,884
2.456% due 10/22/25	50,000	52,777
2.496% due 02/13/31	100,000	104,457
2.503% due 10/21/22	150,000	153,208
2.592% due 04/29/31	500,000	529,340
2.816% due 07/21/23	200,000	207,784
2.884% due 10/22/30	50,000	54,056
3.004% due 12/20/23	200,000	210,121
3.248% due 10/21/27	150,000	165,845
3.300% due 01/11/23	350,000	371,797
3.366% due 01/23/26	100,000	109,068
3.419% due 12/20/28	169,000	188,484
3.458% due 03/15/25	150,000	162,700
3.500% due 04/19/26	150,000	168,309
3.550% due 03/05/24	100,000	106,577
3.593% due 07/21/28	100,000	112,141
3.824% due 01/20/28	300,000	340,292
3.875% due 08/01/25	100,000	113,702
3.946% due 01/23/49	100,000	121,720
3.950% due 04/21/25	200,000	222,322
3.970% due 03/05/29	100,000	114,819
4.078% due 04/23/40	200,000	238,740
4.083% due 03/20/51	350,000	434,862
4.183% due 11/25/27	100,000	114,875
4.450% due 03/03/26	85,000	97,665
4.750% due 04/21/45	85,000	111,367
6.110% due 01/29/37	250,000	353,518
7.750% due 05/14/38	200,000	331,561
Bank of Montreal (Canada)
2.050% due 11/01/22	60,000	62,098
2.350% due 09/11/22	150,000	156,024
3.300% due 02/05/24	100,000	108,388
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	400,000	406,698
Barclays PLC (United Kingdom)
2.645% due 06/24/31	200,000	199,815
4.337% due 01/10/28	300,000	334,286
4.375% due 01/12/26	200,000	224,280
4.610% due 02/15/23	190,000	198,936
4.950% due 01/10/47	200,000	256,648
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	256,345
5.750% due 01/15/40	25,000	38,257
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	53,022
3.400% due 01/31/22	100,000	104,090
BlackRock Inc
1.900% due 01/28/31	15,000	15,583
2.400% due 04/30/30	45,000	49,203
3.200% due 03/15/27	56,000	63,689
3.250% due 04/30/29	60,000	69,429
Boston Properties LP REIT 3.250% due 01/30/31	150,000	161,971
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	53,095
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	103,978
4.700% due 06/22/47	50,000	47,920
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	103,629
4.050% due 07/01/30	10,000	10,746
4.125% due 06/15/26	50,000	54,512
Brookfield Finance Inc (Canada)
3.500% due 03/30/51	50,000	49,151
4.000% due 04/01/24	50,000	55,092
4.700% due 09/20/47	50,000	58,409
4.850% due 03/29/29	100,000	119,161

	Principal Amount	Value
Brown & Brown Inc 4.500% due 03/15/29	$50,000	$57,114
Camden Property Trust REIT
3.150% due 07/01/29	30,000	33,313
4.100% due 10/15/28	20,000	23,558
Canadian Imperial Bank of Commerce (Canada)
2.606% due 07/22/23	50,000	51,844
3.100% due 04/02/24	150,000	161,915
Capital One Financial Corp
3.200% due 02/05/25	200,000	216,371
3.300% due 10/30/24	100,000	108,470
3.750% due 07/28/26	250,000	272,130
3.750% due 03/09/27	50,000	55,570
3.800% due 01/31/28	200,000	223,692
CBRE Services Inc 4.875% due 03/01/26	100,000	117,294
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	107,729
Chubb INA Holdings Inc
1.375% due 09/15/30	250,000	246,764
2.700% due 03/13/23	25,000	26,321
3.150% due 03/15/25	100,000	110,502
4.150% due 03/13/43	25,000	31,683
Citigroup Inc
2.312% due 11/04/22	50,000	50,992
2.572% due 06/03/31	600,000	632,005
2.666% due 01/29/31	150,000	158,094
2.700% due 10/27/22	100,000	104,307
2.876% due 07/24/23	200,000	207,631
2.976% due 11/05/30	100,000	108,283
3.106% due 04/08/26	600,000	646,467
3.142% due 01/24/23	375,000	386,960
3.400% due 05/01/26	100,000	111,233
3.520% due 10/27/28	100,000	111,253
3.668% due 07/24/28	100,000	112,384
3.750% due 06/16/24	100,000	110,276
3.875% due 03/26/25	100,000	110,125
3.878% due 01/24/39	100,000	117,753
3.887% due 01/10/28	100,000	113,234
4.000% due 08/05/24	50,000	55,004
4.125% due 07/25/28	100,000	115,108
4.300% due 11/20/26	100,000	114,618
4.500% due 01/14/22	60,000	63,068
4.750% due 05/18/46	50,000	63,052
5.300% due 05/06/44	400,000	534,111
6.125% due 08/25/36	100,000	134,869
CME Group Inc
3.000% due 09/15/22	50,000	52,517
3.000% due 03/15/25	50,000	54,743
3.750% due 06/15/28	100,000	117,194
4.150% due 06/15/48	50,000	66,430
CNA Financial Corp
3.450% due 08/15/27	100,000	112,462
4.500% due 03/01/26	50,000	58,796
Comerica Bank 4.000% due 07/27/25	250,000	276,595
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	281,378
5.250% due 05/24/41	200,000	294,890
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	208,392
Corporate Office Properties LP REIT 2.250% due 03/15/26	35,000	35,437
Council Of Europe Development Bank (Multi-National) 2.625% due 02/13/23	60,000	63,364
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	500,000	505,513
2.100% due 11/12/21	250,000	254,777
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	277,318
3.800% due 09/15/22	250,000	264,392

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Crown Castle International Corp REIT
3.150% due 07/15/23	$30,000	$31,915
3.200% due 09/01/24	35,000	37,794
3.250% due 01/15/51	200,000	199,181
3.650% due 09/01/27	35,000	39,203
3.700% due 06/15/26	35,000	39,056
3.800% due 02/15/28	50,000	56,685
4.000% due 03/01/27	40,000	45,475
4.300% due 02/15/29	60,000	69,987
4.450% due 02/15/26	35,000	40,119
4.750% due 05/15/47	25,000	30,886
CubeSmart LP REIT
due 02/15/31 #	15,000	14,823
3.125% due 09/01/26	50,000	54,221
CyrusOne LP REIT 3.450% due 11/15/29	60,000	65,115
Deutsche Bank AG (Germany)
2.222% due 09/18/24	150,000	151,092
3.700% due 05/30/24	285,000	298,917
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	56,282
4.450% due 07/15/28	100,000	119,199
Discover Bank
3.350% due 02/06/23	250,000	264,671
3.450% due 07/27/26	250,000	273,957
Duke Realty LP REIT
2.875% due 11/15/29	40,000	43,674
3.375% due 12/15/27	60,000	67,589
Enstar Group Ltd 4.950% due 06/01/29	25,000	28,096
EPR Properties REIT 4.750% due 12/15/26	100,000	95,819
Equinix Inc REIT
2.150% due 07/15/30	350,000	355,078
2.625% due 11/18/24	65,000	69,166
5.375% due 05/15/27	50,000	54,562
Equitable Holdings Inc 4.350% due 04/20/28	300,000	342,027
ERP Operating LP REIT
2.850% due 11/01/26	70,000	77,513
3.500% due 03/01/28	100,000	113,037
4.500% due 06/01/45	75,000	97,231
4.625% due 12/15/21	60,000	62,376
Essex Portfolio LP REIT
2.650% due 03/15/32	30,000	31,732
3.375% due 04/15/26	50,000	55,604
3.875% due 05/01/24	50,000	54,744
4.000% due 03/01/29	25,000	28,973
European Bank for Reconstruction & Development (Multi-National)
1.875% due 02/23/22	200,000	204,613
2.125% due 03/07/22	200,000	205,350
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	864,978
1.375% due 05/15/23	125,000	128,826
1.625% due 03/14/25	230,000	242,678
1.625% due 10/09/29	195,000	209,219
2.250% due 03/15/22	200,000	206,005
2.250% due 06/24/24	250,000	268,354
2.375% due 06/15/22	400,000	414,744
2.875% due 08/15/23	450,000	484,150
3.125% due 12/14/23	200,000	218,425
Federal Realty Investment Trust REIT
3.950% due 01/15/24	50,000	54,207
4.500% due 12/01/44	50,000	57,087
Fidelity National Financial Inc
3.400% due 06/15/30	200,000	215,384
4.500% due 08/15/28	50,000	58,136
Fifth Third Bancorp
2.550% due 05/05/27	60,000	64,709
8.250% due 03/01/38	25,000	40,796

	Principal Amount	Value
Fifth Third Bank 2.875% due 10/01/21	$300,000	$307,090
Franklin Resources Inc 2.800% due 09/15/22	25,000	26,121
FS KKR Capital Corp 4.125% due 02/01/25	50,000	49,726
GE Capital Funding LLC 4.400% due 05/15/30 ~	200,000	215,395
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	437,445
Globe Life Inc 4.550% due 09/15/28	50,000	59,748
GLP Capital LP REIT
4.000% due 01/15/31	50,000	52,145
5.250% due 06/01/25	25,000	27,208
5.375% due 11/01/23	25,000	26,827
5.375% due 04/15/26	50,000	55,509
5.750% due 06/01/28	25,000	28,615
Healthcare Realty Trust REIT 2.400% due 03/15/30	25,000	25,386
Healthcare Trust of America Holdings LP REIT
2.000% due 03/15/31	25,000	24,530
3.100% due 02/15/30	50,000	53,841
Healthpeak Properties Inc REIT
2.875% due 01/15/31	200,000	212,273
3.000% due 01/15/30	100,000	108,005
3.400% due 02/01/25	100,000	109,547
4.250% due 11/15/23	3,000	3,286
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	22,082
4.200% due 04/15/29	50,000	56,185
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	23,399
3.500% due 09/15/30	100,000	96,185
3.750% due 10/15/23	100,000	103,297
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	250,000	249,567
2.357% due 08/18/31	250,000	248,195
2.848% due 06/04/31	200,000	207,461
3.803% due 03/11/25	200,000	216,230
3.900% due 05/25/26	200,000	221,296
3.973% due 05/22/30	290,000	324,941
4.000% due 03/30/22	100,000	105,043
4.250% due 08/18/25	200,000	217,532
4.375% due 11/23/26	200,000	220,873
6.800% due 06/01/38	150,000	210,832
HSBC USA Inc 3.500% due 06/23/24	250,000	270,094
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	57,091
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	319,649
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	253,959
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	241,699
Inter-American Development Bank (Multi-National)
0.625% due 07/15/25	700,000	706,563
1.750% due 04/14/22	300,000	306,983
1.750% due 03/14/25	300,000	317,765
2.000% due 06/02/26	150,000	162,189
2.000% due 07/23/26	100,000	108,174
2.125% due 01/18/22	200,000	204,887
2.500% due 01/18/23	200,000	210,298
2.625% due 01/16/24	150,000	161,414
3.200% due 08/07/42	100,000	128,661

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Intercontinental Exchange Inc
0.700% due 06/15/23	$45,000	$45,168
1.850% due 09/15/32	65,000	64,833
2.350% due 09/15/22	100,000	103,723
2.650% due 09/15/40	65,000	64,921
3.000% due 09/15/60	65,000	66,086
3.100% due 09/15/27	100,000	110,572
4.000% due 10/15/23	100,000	110,238
International Bank for Reconstruction & Development (Multi-National)
0.375% due 07/28/25	350,000	349,129
0.625% due 04/22/25	500,000	504,737
0.875% due 05/14/30	350,000	350,834
1.625% due 02/10/22	300,000	305,742
1.625% due 01/15/25	150,000	157,801
1.750% due 10/23/29	100,000	108,183
1.875% due 06/19/23	300,000	313,150
2.125% due 07/01/22	500,000	516,587
2.125% due 02/13/23	100,000	104,461
2.500% due 03/19/24	200,000	214,787
3.000% due 09/27/23	250,000	270,505
3.125% due 11/20/25	50,000	56,755
7.625% due 01/19/23	100,000	116,823
International Finance Corp (Multi-National)
0.750% due 08/27/30	250,000	247,851
1.375% due 10/16/24	90,000	93,806
2.875% due 07/31/23	130,000	139,679
Invesco Finance PLC 5.375% due 11/30/43	200,000	249,614
Jefferies Group LLC
due 10/15/32 #	40,000	39,587
5.125% due 01/20/23	150,000	163,406
JPMorgan Chase & Co
1.514% due 06/01/24	350,000	357,711
2.083% due 04/22/26	250,000	261,507
2.182% due 06/01/28	650,000	679,159
2.301% due 10/15/25	615,000	647,564
2.739% due 10/15/30	75,000	80,872
2.776% due 04/25/23	175,000	181,079
2.956% due 05/13/31	65,000	69,654
3.109% due 04/22/51	250,000	266,127
3.200% due 06/15/26	100,000	110,974
3.207% due 04/01/23	115,000	119,532
3.250% due 09/23/22	400,000	423,001
3.509% due 01/23/29	185,000	208,318
3.540% due 05/01/28	100,000	112,193
3.559% due 04/23/24	75,000	80,500
3.625% due 05/13/24	200,000	220,917
3.702% due 05/06/30	150,000	172,306
3.882% due 07/24/38	150,000	177,027
3.964% due 11/15/48	100,000	120,952
4.023% due 12/05/24	200,000	220,109
4.032% due 07/24/48	150,000	182,811
4.452% due 12/05/29	150,000	180,547
5.500% due 10/15/40	100,000	143,456
5.600% due 07/15/41	100,000	146,984
6.400% due 05/15/38	300,000	459,952
KeyCorp 4.150% due 10/29/25	30,000	34,534
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	104,141
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	105,334
3.700% due 10/01/49	25,000	24,569
4.125% due 12/01/46	50,000	52,401
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 10/19/23	400,000	399,662
1.375% due 08/05/24	400,000	416,403
1.625% due 02/15/23	250,000	258,225
1.750% due 08/22/22	200,000	205,827
1.750% due 09/14/29	100,000	108,538
2.000% due 10/04/22	250,000	258,864
2.125% due 01/17/23	650,000	677,963
2.500% due 11/20/24	375,000	408,459
3.125% due 12/15/21	200,000	207,055

	Principal Amount	Value
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	$200,000	$200,186
1.750% due 07/27/26	100,000	107,010
3.125% due 11/14/23	200,000	217,623
Lazard Group LLC
3.625% due 03/01/27	50,000	54,054
4.375% due 03/11/29	50,000	57,402
Legg Mason Inc 4.750% due 03/15/26	50,000	59,596
Life Storage LP REIT 4.000% due 06/15/29	100,000	113,666
Lincoln National Corp
3.625% due 12/12/26	150,000	169,504
3.800% due 03/01/28	35,000	40,324
4.000% due 09/01/23	15,000	16,393
4.350% due 03/01/48	25,000	28,638
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	300,000	302,275
3.870% due 07/09/25	500,000	545,123
4.050% due 08/16/23	200,000	217,148
4.582% due 12/10/25	200,000	220,326
Loews Corp 2.625% due 05/15/23	150,000	157,411
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	258,573
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	58,720
5.375% due 03/04/46	50,000	69,893
Markel Corp
3.500% due 11/01/27	50,000	54,807
5.000% due 05/20/49	30,000	40,127
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	82,959
3.750% due 03/14/26	100,000	113,119
4.200% due 03/01/48	100,000	126,503
4.375% due 03/15/29	70,000	85,093
Mastercard Inc
2.000% due 11/21/21	50,000	50,933
2.950% due 11/21/26	50,000	56,362
2.950% due 06/01/29	50,000	56,525
3.650% due 06/01/49	50,000	61,337
3.800% due 11/21/46	50,000	61,510
3.950% due 02/26/48	15,000	19,101
MetLife Inc
5.700% due 06/15/35	100,000	147,000
5.875% due 02/06/41	200,000	291,255
6.375% due 06/15/34	100,000	152,204
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	111,558
3.950% due 03/15/29	25,000	28,970
Mitsubishi UFJ Financial Group Inc (Japan)
2.048% due 07/17/30	200,000	202,478
2.665% due 07/25/22	100,000	103,836
2.998% due 02/22/22	100,000	103,358
3.455% due 03/02/23	50,000	53,265
3.677% due 02/22/27	100,000	113,331
3.761% due 07/26/23	150,000	162,496
3.777% due 03/02/25	50,000	55,904
3.850% due 03/01/26	200,000	228,513
3.961% due 03/02/28	50,000	57,785
4.050% due 09/11/28	150,000	175,029
Mizuho Financial Group Inc (Japan)
1.241% due 07/10/24	200,000	201,689
2.201% due 07/10/31	200,000	202,677
2.601% due 09/11/22	200,000	207,742
3.663% due 02/28/27	200,000	223,402
3.922% due 09/11/24	200,000	217,553
Morgan Stanley
2.188% due 04/28/26	500,000	524,187
2.625% due 11/17/21	120,000	123,026
2.699% due 01/22/31	95,000	101,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.720% due 07/22/25	$565,000	$600,722
2.750% due 05/19/22	85,000	88,120
3.125% due 07/27/26	70,000	77,378
3.591% due 07/22/28	100,000	112,619
3.622% due 04/01/31	200,000	228,918
3.625% due 01/20/27	300,000	339,367
3.737% due 04/24/24	90,000	96,908
4.300% due 01/27/45	100,000	127,129
4.350% due 09/08/26	90,000	104,109
4.431% due 01/23/30	95,000	113,794
4.457% due 04/22/39	150,000	187,847
4.875% due 11/01/22	100,000	108,205
5.597% due 03/24/51	100,000	151,250
7.250% due 04/01/32	100,000	150,650
National Australia Bank Ltd (Australia) 3.000% due 01/20/23	200,000	211,847
National Retail Properties Inc REIT
3.300% due 04/15/23	100,000	105,313
4.300% due 10/15/28	35,000	39,129
Natwest Group PLC (United Kingdom)
3.073% due 05/22/28	200,000	210,502
3.875% due 09/12/23	250,000	268,716
5.125% due 05/28/24	125,000	137,359
6.000% due 12/19/23	115,000	129,521
Nomura Holdings Inc (Japan) 1.851% due 07/16/25	200,000	203,797
Nordic Investment Bank (Multi-National) 0.375% due 05/19/23	250,000	250,799
Northern Trust Corp
1.950% due 05/01/30	75,000	78,222
3.375% due 05/08/32	63,000	68,926
3.650% due 08/03/28	50,000	59,151
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	89,667
1.500% due 02/12/25	300,000	314,462
1.625% due 09/17/22	40,000	41,062
Office Properties Income Trust REIT
4.000% due 07/15/22	100,000	101,246
4.250% due 05/15/24	50,000	50,040
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	26,573
4.750% due 01/15/28	50,000	54,874
4.950% due 04/01/24	100,000	106,572
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	31,077
3.700% due 07/18/27	50,000	56,493
4.050% due 01/16/24	25,000	27,413
Owl Rock Capital Corp
3.750% due 07/22/25	100,000	99,779
4.000% due 03/30/25	25,000	25,255
PNC Bank NA
2.950% due 02/23/25	300,000	327,668
4.050% due 07/26/28	350,000	409,448
Principal Financial Group Inc
3.700% due 05/15/29	25,000	29,146
4.625% due 09/15/42	100,000	127,283
Private Export Funding Corp
2.450% due 07/15/24	100,000	107,426
4.300% due 12/15/21	25,000	26,225
Prologis LP REIT
1.250% due 10/15/30	55,000	53,761
2.125% due 04/15/27	25,000	26,644
2.125% due 10/15/50	40,000	36,113
2.250% due 04/15/30	30,000	31,905
3.000% due 04/15/50	25,000	26,846
4.375% due 02/01/29	15,000	18,401
Prudential Financial Inc
1.500% due 03/10/26	20,000	20,856
2.100% due 03/10/30	15,000	15,747
3.000% due 03/10/40	25,000	26,843
3.700% due 10/01/50	175,000	178,771

	Principal Amount	Value
3.700% due 03/13/51	$150,000	$165,705
3.935% due 12/07/49	132,000	149,881
4.350% due 02/25/50	50,000	60,108
5.200% due 03/15/44	100,000	106,067
5.875% due 09/15/42	100,000	105,482
6.625% due 06/21/40	50,000	75,833
Public Storage REIT 3.094% due 09/15/27	30,000	33,690
Raymond James Financial Inc 4.950% due 07/15/46	100,000	129,478
Realty Income Corp REIT
3.000% due 01/15/27	50,000	54,488
3.875% due 04/15/25	150,000	170,075
4.650% due 08/01/23	50,000	55,340
Regency Centers LP REIT
3.600% due 02/01/27	30,000	32,493
3.700% due 06/15/30	35,000	38,471
4.400% due 02/01/47	35,000	39,311
Regions Financial Corp
2.750% due 08/14/22	150,000	156,031
3.800% due 08/14/23	50,000	54,251
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	67,651
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	32,796
Retail Properties of America Inc REIT 4.750% due 09/15/30	25,000	25,080
Royal Bank of Canada (Canada)
1.150% due 06/10/25	490,000	496,785
4.650% due 01/27/26	200,000	236,365
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	52,582
Santander Holdings USA Inc
3.700% due 03/28/22	220,000	228,084
4.400% due 07/13/27	145,000	159,729
Santander UK Group Holdings PLC (United Kingdom) 1.532% due 08/21/26	200,000	197,004
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	110,493
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	103,167
2.350% due 01/30/22	50,000	50,897
2.450% due 09/13/29	100,000	99,174
2.650% due 07/15/30	100,000	100,727
3.250% due 11/30/26	50,000	54,488
3.250% due 09/13/49	100,000	91,832
3.375% due 06/15/27	100,000	107,482
4.250% due 11/30/46	50,000	53,660
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	49,719
Stifel Financial Corp 4.250% due 07/18/24	50,000	56,236
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	160,856
Sumitomo Mitsui Financial Group Inc (Japan)
1.474% due 07/08/25	200,000	203,962
2.348% due 01/15/25	200,000	210,844
2.778% due 10/18/22	100,000	104,486
2.784% due 07/12/22	150,000	155,955
3.010% due 10/19/26	200,000	220,767
3.202% due 09/17/29	150,000	162,676
3.364% due 07/12/27	150,000	167,127
3.784% due 03/09/26	100,000	113,905
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	250,000	249,790
2.000% due 08/30/22	250,000	257,853
Synchrony Financial
3.700% due 08/04/26	50,000	53,350
3.950% due 12/01/27	100,000	107,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Tanger Properties LP REIT 3.875% due 07/15/27	$50,000	$48,671
The Allstate Corp 3.280% due 12/15/26	350,000	398,612
The Asian Infrastructure Investment Bank (Multi-National)
0.250% due 09/29/23	135,000	134,746
0.500% due 05/28/25	150,000	150,269
The Bank of New York Mellon Corp
1.600% due 04/24/25	300,000	311,917
2.600% due 02/07/22	100,000	102,921
2.800% due 05/04/26	50,000	55,401
3.000% due 10/30/28	55,000	61,467
3.400% due 05/15/24	100,000	109,741
The Bank of Nova Scotia (Canada)
1.300% due 06/11/25	100,000	102,033
1.625% due 05/01/23	300,000	307,887
2.000% due 11/15/22	100,000	103,306
The Charles Schwab Corp
3.200% due 03/02/27	100,000	112,215
3.850% due 05/21/25	100,000	113,400
The Goldman Sachs Group Inc
3.000% due 04/26/22	300,000	304,369
3.200% due 02/23/23	255,000	270,085
3.272% due 09/29/25	255,000	276,287
3.500% due 01/23/25	150,000	164,802
3.500% due 04/01/25	100,000	110,494
3.500% due 11/16/26	100,000	110,629
3.625% due 02/20/24	180,000	195,730
3.750% due 05/22/25	150,000	166,780
3.750% due 02/25/26	60,000	67,595
3.800% due 03/15/30	250,000	290,263
3.814% due 04/23/29	150,000	170,957
3.850% due 01/26/27	160,000	179,997
4.017% due 10/31/38	100,000	116,775
4.223% due 05/01/29	200,000	233,243
4.411% due 04/23/39	450,000	549,150
4.750% due 10/21/45	100,000	131,700
6.750% due 10/01/37	200,000	290,050
The Progressive Corp
4.000% due 03/01/29	25,000	30,157
4.125% due 04/15/47	100,000	127,104
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	350,000	352,239
3.250% due 03/11/24	100,000	108,519
The Travelers Cos Inc 6.250% due 06/15/37	125,000	189,201
The Western Union Co 4.250% due 06/09/23	100,000	108,037
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	147,174
Truist Bank
2.450% due 08/01/22	100,000	103,681
3.689% due 08/02/24	50,000	54,327
Truist Financial Corp
1.125% due 08/03/27	100,000	99,891
1.200% due 08/05/25	135,000	137,568
1.950% due 06/05/30	135,000	139,097
2.700% due 01/27/22	100,000	102,959
3.700% due 06/05/25	100,000	113,368
3.950% due 03/22/22	200,000	209,806
4.000% due 05/01/25	100,000	113,792
UDR Inc REIT
3.100% due 11/01/34	50,000	54,125
3.200% due 01/15/30	50,000	55,406
4.400% due 01/26/29	25,000	29,545
Unum Group 4.000% due 06/15/29	70,000	76,882
US Bancorp
1.375% due 07/22/30	150,000	149,248
1.450% due 05/12/25	150,000	154,947
2.950% due 07/15/22	250,000	261,165
3.600% due 09/11/24	400,000	443,439

	Principal Amount	Value
Ventas Realty LP REIT
3.000% due 01/15/30	$50,000	$50,989
3.125% due 06/15/23	90,000	94,196
3.250% due 10/15/26	100,000	106,271
4.000% due 03/01/28	50,000	54,494
4.125% due 01/15/26	31,000	34,848
VEREIT Operating Partnership LP REIT
4.600% due 02/06/24	25,000	26,844
4.625% due 11/01/25	50,000	55,270
4.875% due 06/01/26	25,000	27,889
Visa Inc
1.100% due 02/15/31	200,000	196,254
2.050% due 04/15/30	300,000	321,438
2.150% due 09/15/22	45,000	46,599
2.800% due 12/14/22	50,000	52,560
3.650% due 09/15/47	25,000	30,715
4.150% due 12/14/35	30,000	38,911
4.300% due 12/14/45	100,000	133,203
Voya Financial Inc
3.650% due 06/15/26	50,000	56,727
4.800% due 06/15/46	30,000	36,611
W R Berkley Corp 4.000% due 05/12/50	115,000	137,228
Wachovia Corp 5.500% due 08/01/35	200,000	266,110
Wells Fargo & Co
1.654% due 06/02/24	500,000	509,523
2.188% due 04/30/26	300,000	312,045
2.393% due 06/02/28	500,000	522,244
2.406% due 10/30/25	130,000	136,280
3.000% due 04/22/26	150,000	163,277
3.000% due 10/23/26	150,000	163,965
3.068% due 04/30/41	500,000	521,076
3.196% due 06/17/27	260,000	282,512
3.450% due 02/13/23	300,000	318,213
4.150% due 01/24/29	200,000	235,166
4.478% due 04/04/31	200,000	242,986
5.013% due 04/04/51	250,000	341,377
5.375% due 02/07/35	100,000	137,011
5.606% due 01/15/44	100,000	135,841
Wells Fargo Bank NA
3.550% due 08/14/23	250,000	270,855
6.600% due 01/15/38	100,000	146,667
Welltower Inc REIT
2.750% due 01/15/31	145,000	149,156
4.125% due 03/15/29	100,000	113,408
Westpac Banking Corp (Australia)
2.500% due 06/28/22	150,000	155,867
2.700% due 08/19/26	150,000	164,640
2.894% due 02/04/30	200,000	207,359
3.300% due 02/26/24	100,000	108,552
3.400% due 01/25/28	100,000	115,265
4.110% due 07/24/34	65,000	73,167
4.421% due 07/24/39	45,000	55,330
Weyerhaeuser Co REIT
4.000% due 11/15/29	100,000	116,720
7.375% due 03/15/32	100,000	145,876
Willis North America Inc
2.950% due 09/15/29	75,000	81,208
3.875% due 09/15/49	35,000	40,329
WP Carey Inc REIT 4.600% due 04/01/24	100,000	110,929
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	69,813

		94,040,094

Industrial - 2.3%

3M Co
2.375% due 08/26/29	300,000	324,933
2.875% due 10/15/27	100,000	111,128
3.250% due 08/26/49	200,000	226,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	$100,000	$104,029
Agilent Technologies Inc 3.200% due 10/01/22	100,000	104,694
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	53,045
3.550% due 10/01/27	50,000	54,435
Amphenol Corp
2.050% due 03/01/25	25,000	26,265
4.350% due 06/01/29	50,000	60,726
Arrow Electronics Inc
3.250% due 09/08/24	100,000	108,021
3.875% due 01/12/28	25,000	27,831
Avnet Inc 4.625% due 04/15/26	25,000	27,976
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	158,540
3.050% due 02/15/51	200,000	218,786
3.550% due 02/15/50	150,000	175,614
3.650% due 09/01/25	50,000	56,831
4.125% due 06/15/47	50,000	62,018
4.700% due 09/01/45	50,000	66,969
5.750% due 05/01/40	100,000	143,479
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	102,464
2.950% due 11/21/24	100,000	108,276
6.200% due 06/01/36	50,000	75,378
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	162,563
4.000% due 06/01/28	35,000	41,272
4.800% due 09/15/35	20,000	26,291
6.125% due 09/15/15	30,000	45,709
Carlisle Cos Inc 3.750% due 12/01/27	50,000	57,015
Carrier Global Corp
1.923% due 02/15/23 ~	5,000	5,147
2.242% due 02/15/25 ~	35,000	36,519
2.493% due 02/15/27 ~	35,000	36,651
2.722% due 02/15/30 ~	50,000	52,337
3.377% due 04/05/40 ~	15,000	15,711
3.577% due 04/05/50 ~	150,000	159,136
Caterpillar Financial Services Corp
0.650% due 07/07/23	50,000	50,237
3.450% due 05/15/23	100,000	107,843
Caterpillar Inc
2.600% due 04/09/30	500,000	549,760
3.250% due 09/19/49	100,000	111,786
3.803% due 08/15/42	100,000	122,648
CNH Industrial Capital LLC
3.875% due 10/15/21	20,000	20,554
4.200% due 01/15/24	50,000	53,755
4.375% due 04/05/22	25,000	26,222
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	37,877
CSX Corp
3.250% due 06/01/27	250,000	283,136
3.400% due 08/01/24	200,000	219,123
3.700% due 11/01/23	100,000	108,606
4.500% due 03/15/49	65,000	84,768
5.500% due 04/15/41	75,000	102,470
Deere & Co
2.875% due 09/07/49	15,000	16,110
3.900% due 06/09/42	100,000	127,841
Dover Corp 5.375% due 03/01/41	50,000	64,462
Eaton Corp 4.000% due 11/02/32	100,000	120,891
Emerson Electric Co
0.875% due 10/15/26	35,000	34,868
3.150% due 06/01/25	100,000	110,293

	Principal Amount	Value
FedEx Corp
3.100% due 08/05/29	$50,000	$55,618
3.875% due 08/01/42	100,000	110,555
4.000% due 01/15/24	200,000	221,679
4.200% due 10/17/28	100,000	117,889
4.400% due 01/15/47	50,000	59,166
4.750% due 11/15/45	50,000	61,933
5.250% due 05/15/50	350,000	471,993
Flex Ltd
3.750% due 02/01/26	50,000	54,677
4.750% due 06/15/25	50,000	56,289
4.875% due 06/15/29	25,000	28,772
Flowserve Corp 4.000% due 11/15/23	143,000	150,256
Fortive Corp 4.300% due 06/15/46	125,000	148,558
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	54,703
GATX Corp
3.250% due 03/30/25	100,000	106,580
4.350% due 02/15/24	25,000	27,342
4.550% due 11/07/28	25,000	29,320
General Dynamics Corp
3.375% due 05/15/23	50,000	53,755
3.750% due 05/15/28	180,000	211,651
4.250% due 04/01/50	200,000	262,275
General Electric Co
3.450% due 05/01/27	350,000	370,491
4.125% due 10/09/42	8,000	8,130
4.250% due 05/01/40	300,000	306,192
5.875% due 01/14/38	115,000	134,339
6.750% due 03/15/32	101,000	127,070
6.875% due 01/10/39	58,000	74,365
Honeywell International Inc
0.483% due 08/19/22	145,000	145,248
1.850% due 11/01/21	50,000	50,800
2.150% due 08/08/22	45,000	46,515
2.300% due 08/15/24	100,000	106,740
2.500% due 11/01/26	100,000	110,041
2.700% due 08/15/29	60,000	66,494
Hubbell Inc 3.350% due 03/01/26	50,000	54,086
IDEX Corp 3.000% due 05/01/30	15,000	16,533
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	136,131
Jabil Inc 3.950% due 01/12/28	55,000	60,196
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	52,083
John Deere Capital Corp
0.550% due 07/05/22	300,000	301,616
1.750% due 03/09/27	50,000	52,316
2.150% due 09/08/22	50,000	51,730
2.600% due 03/07/24	100,000	106,955
2.650% due 06/10/26	100,000	110,062
2.750% due 03/15/22	100,000	103,562
2.800% due 03/06/23	50,000	52,996
2.800% due 09/08/27	50,000	55,600
3.400% due 09/11/25	50,000	56,528
3.450% due 06/07/23	25,000	27,050
3.450% due 03/13/25	50,000	56,384
Johnson Controls International PLC
1.750% due 09/15/30	15,000	15,146
3.625% due 07/02/24	40,000	43,578
3.900% due 02/14/26	19,000	21,633
4.500% due 02/15/47	40,000	50,171
Kansas City Southern 4.950% due 08/15/45	100,000	111,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Kennametal Inc 4.625% due 06/15/28	$50,000	$55,865
Keysight Technologies Inc 4.550% due 10/30/24	100,000	113,044
L3Harris Technologies Inc
2.900% due 12/15/29	30,000	32,804
3.850% due 06/15/23	70,000	75,829
3.850% due 12/15/26	25,000	28,780
4.400% due 06/15/28	100,000	119,427
Lockheed Martin Corp
2.900% due 03/01/25	50,000	54,588
3.550% due 01/15/26	100,000	113,915
3.600% due 03/01/35	25,000	30,049
3.800% due 03/01/45	20,000	23,817
4.500% due 05/15/36	20,000	25,447
4.700% due 05/15/46	44,000	59,980
6.150% due 09/01/36	100,000	148,290
Martin Marietta Materials Inc
2.500% due 03/15/30	65,000	67,785
3.450% due 06/01/27	21,000	23,318
Masco Corp
3.500% due 11/15/27	100,000	112,003
4.375% due 04/01/26	50,000	58,221
Norfolk Southern Corp
2.903% due 02/15/23	100,000	105,325
3.000% due 04/01/22	100,000	103,467
3.155% due 05/15/55	20,000	21,301
3.800% due 08/01/28	30,000	35,232
3.942% due 11/01/47	63,000	75,831
4.650% due 01/15/46	50,000	65,287
4.837% due 10/01/41	50,000	65,674
Northrop Grumman Corp
2.550% due 10/15/22	100,000	104,186
3.250% due 08/01/23	100,000	108,118
3.250% due 01/15/28	350,000	393,571
3.850% due 04/15/45	100,000	117,042
Oshkosh Corp 3.100% due 03/01/30	15,000	15,921
Otis Worldwide Corp
2.056% due 04/05/25	20,000	21,038
2.293% due 04/05/27	20,000	21,293
3.112% due 02/15/40	50,000	53,667
3.362% due 02/15/50	30,000	33,166
Owens Corning 3.875% due 06/01/30	150,000	170,021
Packaging Corp of America
3.400% due 12/15/27	35,000	39,115
3.650% due 09/15/24	100,000	109,690
Parker-Hannifin Corp
3.250% due 06/14/29	20,000	22,427
4.000% due 06/14/49	20,000	24,107
6.250% due 05/15/38	100,000	141,366
PerkinElmer Inc 3.300% due 09/15/29	30,000	33,357
Precision Castparts Corp
2.500% due 01/15/23	100,000	104,359
3.250% due 06/15/25	50,000	55,437
4.375% due 06/15/45	50,000	62,390
Raytheon Technologies Corp
2.250% due 07/01/30	100,000	105,295
2.500% due 12/15/22 ~	125,000	129,738
3.125% due 07/01/50	100,000	107,343
3.750% due 11/01/46	50,000	57,244
3.950% due 08/16/25	25,000	28,451
4.125% due 11/16/28	60,000	71,102
4.350% due 04/15/47 ~	200,000	250,643
4.450% due 11/16/38	20,000	24,619
4.500% due 06/01/42	300,000	379,163
4.625% due 11/16/48	35,000	45,666
Republic Services Inc
3.200% due 03/15/25	100,000	110,093
3.375% due 11/15/27	120,000	136,275
3.950% due 05/15/28	100,000	117,973

	Principal Amount	Value
Roper Technologies Inc
1.750% due 02/15/31	$200,000	$199,784
2.350% due 09/15/24	15,000	15,877
2.800% due 12/15/21	25,000	25,640
3.800% due 12/15/26	30,000	34,661
4.200% due 09/15/28	95,000	113,495
Ryder System Inc
2.500% due 09/01/22	95,000	98,100
3.400% due 03/01/23	100,000	106,108
Snap-on Inc 3.100% due 05/01/50	35,000	36,696
Sonoco Products Co 5.750% due 11/01/40	200,000	259,693
Stanley Black & Decker Inc
2.900% due 11/01/22	50,000	52,517
4.250% due 11/15/28	100,000	121,616
Textron Inc
3.650% due 03/15/27	100,000	109,263
4.000% due 03/15/26	25,000	27,552
The Boeing Co
2.800% due 03/01/23	25,000	25,492
2.950% due 02/01/30	100,000	96,784
3.200% due 03/01/29	200,000	197,138
3.250% due 03/01/28	25,000	24,857
3.550% due 03/01/38	15,000	13,677
3.625% due 03/01/48	10,000	8,799
3.750% due 02/01/50	100,000	91,809
3.825% due 03/01/59	50,000	44,063
3.850% due 11/01/48	35,000	32,110
4.508% due 05/01/23	200,000	210,724
4.875% due 05/01/25	85,000	92,855
5.150% due 05/01/30	150,000	168,479
5.705% due 05/01/40	200,000	234,452
5.805% due 05/01/50	150,000	181,625
5.875% due 02/15/40	50,000	56,810
5.930% due 05/01/60	150,000	186,199
Trane Technologies Global Holding Co Ltd 4.250% due 06/15/23	100,000	110,110
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	117,342
Trimble Inc
4.150% due 06/15/23	50,000	53,921
4.900% due 06/15/28	50,000	59,047
Union Pacific Corp
2.750% due 03/01/26	25,000	27,452
2.973% due 09/16/62 ~	25,000	24,608
3.000% due 04/15/27	100,000	110,910
3.250% due 08/15/25	50,000	55,571
3.350% due 08/15/46	50,000	55,962
3.500% due 06/08/23	50,000	53,946
3.600% due 09/15/37	20,000	23,125
3.646% due 02/15/24	92,000	100,407
3.700% due 03/01/29	65,000	75,523
3.750% due 07/15/25	50,000	56,985
3.839% due 03/20/60	530,000	617,283
3.950% due 09/10/28	60,000	70,874
4.050% due 03/01/46	30,000	36,550
United Parcel Service Inc
2.350% due 05/16/22	50,000	51,546
3.400% due 11/15/46	200,000	225,487
6.200% due 01/15/38	50,000	75,278
Vulcan Materials Co 4.500% due 06/15/47	100,000	116,328
Waste Connections Inc 3.500% due 05/01/29	100,000	113,954
Waste Management Inc
3.150% due 11/15/27	100,000	111,886
4.150% due 07/15/49	30,000	38,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Westinghouse Air Brake Technologies Corp
4.400% due 03/15/24	$100,000	$108,706
4.950% due 09/15/28	100,000	116,883
WRKCo Inc
3.000% due 09/15/24	100,000	107,436
4.000% due 03/15/28	100,000	114,920
4.200% due 06/01/32	50,000	60,376
Xylem Inc
3.250% due 11/01/26	30,000	33,499
4.375% due 11/01/46	25,000	29,534

		21,384,448

Technology - 2.0%

Activision Blizzard Inc
1.350% due 09/15/30	35,000	34,196
2.500% due 09/15/50	100,000	92,036
3.400% due 09/15/26	50,000	57,041
Adobe Inc
1.700% due 02/01/23	20,000	20,641
1.900% due 02/01/25	230,000	243,377
Analog Devices Inc 3.500% due 12/05/26	100,000	113,269
Apple Inc
0.750% due 05/11/23	80,000	80,763
1.125% due 05/11/25	65,000	66,607
1.650% due 05/11/30	410,000	424,928
1.700% due 09/11/22	60,000	61,644
1.800% due 09/11/24	100,000	104,696
2.050% due 09/11/26	100,000	107,038
2.100% due 09/12/22	100,000	103,365
2.200% due 09/11/29	100,000	107,642
2.400% due 01/13/23	50,000	52,238
2.400% due 05/03/23	600,000	631,756
2.650% due 05/11/50	100,000	104,440
2.950% due 09/11/49	65,000	71,351
3.000% due 11/13/27	100,000	113,120
3.250% due 02/23/26	570,000	641,289
3.350% due 02/09/27	200,000	228,962
3.750% due 09/12/47	75,000	92,541
3.750% due 11/13/47	50,000	61,661
3.850% due 08/04/46	35,000	43,917
4.250% due 02/09/47	100,000	133,170
4.500% due 02/23/36	50,000	66,947
4.650% due 02/23/46	445,000	621,688
Applied Materials Inc
1.750% due 06/01/30	30,000	30,830
3.900% due 10/01/25	35,000	40,188
4.350% due 04/01/47	45,000	59,525
5.100% due 10/01/35	35,000	48,549
Autodesk Inc 2.850% due 01/15/30	55,000	60,607
Broadcom Inc
3.459% due 09/15/26	26,000	28,523
4.110% due 09/15/28	211,000	236,347
4.250% due 04/15/26	100,000	112,761
4.300% due 11/15/32	200,000	228,554
4.700% due 04/15/25	250,000	284,312
4.750% due 04/15/29	150,000	174,324
5.000% due 04/15/30	200,000	236,436
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	55,809
Citrix Systems Inc 3.300% due 03/01/30	50,000	53,491
Dell International LLC
4.000% due 07/15/24 ~	50,000	54,096
4.900% due 10/01/26 ~	100,000	113,160
5.300% due 10/01/29 ~	100,000	114,714
5.450% due 06/15/23 ~	115,000	126,155
5.850% due 07/15/25 ~	200,000	233,756
6.020% due 06/15/26 ~	500,000	587,925
8.100% due 07/15/36 ~	50,000	65,798
8.350% due 07/15/46 ~	50,000	66,444

	Principal Amount	Value
DXC Technology Co 4.125% due 04/15/25	$65,000	$70,304
Electronic Arts Inc 4.800% due 03/01/26	50,000	59,377
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	166,613
3.500% due 04/15/23	57,000	60,732
Fiserv Inc
2.250% due 06/01/27	100,000	105,785
2.650% due 06/01/30	100,000	107,805
2.750% due 07/01/24	100,000	106,996
3.200% due 07/01/26	25,000	27,805
3.500% due 07/01/29	45,000	51,350
3.850% due 06/01/25	100,000	112,764
4.400% due 07/01/49	40,000	50,162
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	26,206
Hewlett Packard Enterprise Co
3.500% due 10/05/21	50,000	51,432
4.900% due 10/15/25	250,000	286,627
6.200% due 10/15/35	50,000	62,721
6.350% due 10/15/45	50,000	63,613
HP Inc
4.050% due 09/15/22	200,000	213,566
6.000% due 09/15/41	55,000	67,437
Intel Corp
2.450% due 11/15/29	150,000	163,409
2.600% due 05/19/26	100,000	110,226
3.250% due 11/15/49	300,000	335,572
3.700% due 07/29/25	145,000	165,015
4.600% due 03/25/40	400,000	533,858
International Business Machines Corp
2.850% due 05/13/22	100,000	104,150
2.850% due 05/15/40	100,000	106,190
3.000% due 05/15/24	200,000	216,852
3.300% due 05/15/26	100,000	112,764
3.375% due 08/01/23	300,000	326,011
3.500% due 05/15/29	170,000	196,586
4.150% due 05/15/39	100,000	122,436
4.250% due 05/15/49	100,000	125,006
5.600% due 11/30/39	26,000	37,017
Intuit Inc 1.650% due 07/15/30	15,000	15,284
Lam Research Corp
4.000% due 03/15/29	55,000	65,957
4.875% due 03/15/49	25,000	35,431
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	54,006
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	111,556
Micron Technology Inc 2.497% due 04/24/23	250,000	259,815
Microsoft Corp
2.000% due 08/08/23	50,000	52,230
2.375% due 05/01/23	100,000	104,948
2.400% due 02/06/22	100,000	102,820
2.400% due 08/08/26	750,000	818,051
2.525% due 06/01/50	535,000	561,592
2.675% due 06/01/60	166,000	175,105
2.875% due 02/06/24	35,000	37,695
3.125% due 11/03/25	100,000	111,918
3.450% due 08/08/36	150,000	181,833
3.500% due 11/15/42	100,000	123,424
3.700% due 08/08/46	100,000	125,920
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	173,294

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Oracle Corp
2.800% due 04/01/27	$500,000	$549,683
2.950% due 05/15/25	150,000	163,404
3.250% due 11/15/27	350,000	395,985
3.600% due 04/01/40	500,000	572,645
3.850% due 07/15/36	50,000	59,057
3.850% due 04/01/60	300,000	354,335
3.900% due 05/15/35	105,000	127,854
4.000% due 07/15/46	250,000	296,475
4.300% due 07/08/34	100,000	125,439
4.375% due 05/15/55	200,000	251,673
6.125% due 07/08/39	100,000	149,666
6.500% due 04/15/38	100,000	156,034
QUALCOMM Inc
2.600% due 01/30/23	100,000	104,821
2.900% due 05/20/24	50,000	53,826
3.250% due 05/20/27	50,000	56,146
3.450% due 05/20/25	150,000	167,380
4.300% due 05/20/47	30,000	38,517
4.800% due 05/20/45	150,000	201,117
Seagate HDD Cayman 5.750% due 12/01/34	50,000	56,881
ServiceNow Inc 1.400% due 09/01/30	65,000	63,348
Texas Instruments Inc 4.150% due 05/15/48	100,000	130,708
VMware Inc
2.950% due 08/21/22	35,000	36,457
3.900% due 08/21/27	30,000	33,509
Xilinx Inc 2.950% due 06/01/24	100,000	107,474

		19,202,327

Utilities - 2.2%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	44,573
Alabama Power Co
2.450% due 03/30/22	100,000	102,804
4.150% due 08/15/44	90,000	110,056
4.300% due 07/15/48	15,000	19,230
Ameren Illinois Co
3.250% due 03/01/25	50,000	55,084
3.800% due 05/15/28	50,000	58,493
4.150% due 03/15/46	50,000	63,506
American Water Capital Corp
2.950% due 09/01/27	35,000	38,755
3.450% due 06/01/29	100,000	114,829
3.750% due 09/01/47	50,000	59,123
4.300% due 12/01/42	100,000	123,378
Appalachian Power Co
3.700% due 05/01/50	150,000	171,292
7.000% due 04/01/38	150,000	224,537
Arizona Public Service Co
2.950% due 09/15/27	50,000	54,521
4.500% due 04/01/42	100,000	125,197
Atmos Energy Corp
3.000% due 06/15/27	30,000	33,426
4.150% due 01/15/43	64,000	79,752
4.300% due 10/01/48	50,000	64,474
Avangrid Inc 3.150% due 12/01/24	50,000	54,591
Baltimore Gas and Electric Co
2.900% due 06/15/50	30,000	30,742
3.200% due 09/15/49	70,000	75,474
3.500% due 11/15/21	25,000	25,678
3.750% due 08/15/47	50,000	58,999
Berkshire Hathaway Energy Co
2.800% due 01/15/23	40,000	42,116
3.250% due 04/15/28	30,000	34,042
3.800% due 07/15/48	25,000	29,049
4.450% due 01/15/49	50,000	63,779
6.125% due 04/01/36	99,000	141,286

	Principal Amount	Value
Black Hills Corp
3.150% due 01/15/27	$50,000	$53,675
4.350% due 05/01/33	30,000	36,076
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	103,221
2.400% due 09/01/26	50,000	53,964
3.000% due 02/01/27	50,000	55,062
CenterPoint Energy Inc
3.600% due 11/01/21	10,000	10,329
3.850% due 02/01/24	25,000	27,413
4.250% due 11/01/28	25,000	29,809
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	114,565
Commonwealth Edison Co
3.700% due 08/15/28	20,000	23,270
3.750% due 08/15/47	50,000	59,822
3.800% due 10/01/42	100,000	116,485
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	116,338
3.950% due 04/01/50	250,000	304,127
4.000% due 12/01/28	100,000	118,840
4.125% due 05/15/49	50,000	60,033
4.300% due 12/01/56	50,000	62,683
4.500% due 12/01/45	100,000	125,316
Consumers Energy Co
3.250% due 08/15/46	50,000	55,878
3.800% due 11/15/28	100,000	119,281
4.350% due 04/15/49	100,000	131,858
Dominion Energy Gas Holdings LLC
2.500% due 11/15/24	40,000	42,559
3.000% due 11/15/29	35,000	38,605
3.550% due 11/01/23	100,000	108,005
3.900% due 11/15/49	30,000	35,051
Dominion Energy Inc
2.750% due 01/15/22	50,000	51,289
2.850% due 08/15/26	30,000	32,924
3.071% due 08/15/24	70,000	75,301
3.375% due 04/01/30	350,000	395,207
4.250% due 06/01/28	50,000	58,965
4.700% due 12/01/44	100,000	128,636
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	130,712
5.300% due 05/15/33	50,000	66,570
5.450% due 02/01/41	50,000	69,045
DTE Electric Co
2.250% due 03/01/30	50,000	53,285
2.950% due 03/01/50	50,000	52,956
3.375% due 03/01/25	50,000	55,533
3.650% due 03/15/24	51,000	55,611
DTE Energy Co
due 11/01/22 #	15,000	15,003
3.300% due 06/15/22	50,000	52,049
3.800% due 03/15/27	100,000	111,925
3.850% due 12/01/23	100,000	108,936
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	159,364
3.750% due 06/01/45	200,000	236,160
6.050% due 04/15/38	110,000	164,706
6.100% due 06/01/37	25,000	36,763
Duke Energy Corp
2.400% due 08/15/22	50,000	51,716
2.450% due 06/01/30	160,000	168,443
3.150% due 08/15/27	50,000	55,280
3.950% due 08/15/47	50,000	59,082
4.200% due 06/15/49	65,000	80,359
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	254,817
2.500% due 12/01/29	50,000	54,327
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	61,556
3.250% due 10/01/49	50,000	55,769
3.750% due 05/15/46	50,000	58,598
4.900% due 07/15/43	100,000	133,085

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Duke Energy Ohio Inc 2.125% due 06/01/30	$35,000	$36,789
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	116,295
Edison International
2.400% due 09/15/22	40,000	40,803
2.950% due 03/15/23	100,000	102,662
5.750% due 06/15/27	10,000	11,051
El Paso Electric Co 5.000% due 12/01/44	50,000	59,714
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	39,075
4.750% due 06/15/46	200,000	241,324
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	59,203
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	54,030
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	56,654
4.200% due 04/01/49	50,000	63,880
Entergy Corp
0.900% due 09/15/25	150,000	149,973
2.800% due 06/15/30	100,000	108,511
2.950% due 09/01/26	30,000	33,162
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	59,139
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	56,332
4.200% due 09/01/48	50,000	64,009
4.950% due 01/15/45	40,000	44,032
Evergy Kansas Central Inc
3.100% due 04/01/27	50,000	55,392
4.100% due 04/01/43	100,000	120,990
Evergy Metro Inc 3.650% due 08/15/25	50,000	56,490
Eversource Energy
2.900% due 10/01/24	50,000	54,167
3.300% due 01/15/28	100,000	111,677
3.800% due 12/01/23	15,000	16,470
4.250% due 04/01/29	25,000	30,038
Exelon Corp
3.950% due 06/15/25	100,000	112,811
4.050% due 04/15/30	300,000	351,693
4.450% due 04/15/46	100,000	121,411
4.950% due 06/15/35	35,000	43,371
5.100% due 06/15/45	35,000	45,605
FirstEnergy Corp
4.250% due 03/15/23	40,000	42,495
7.375% due 11/15/31	65,000	91,185
Florida Power & Light Co
3.700% due 12/01/47	200,000	243,217
4.950% due 06/01/35	100,000	138,643
5.690% due 03/01/40	35,000	51,789
5.950% due 02/01/38	125,000	185,043
Georgia Power Co
2.850% due 05/15/22	100,000	103,636
4.300% due 03/15/42	100,000	119,819
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	30,926
Interstate Power & Light Co 3.500% due 09/30/49	25,000	27,576
ITC Holdings Corp
3.350% due 11/15/27	50,000	56,006
3.650% due 06/15/24	25,000	27,519
Kentucky Utilities Co 4.375% due 10/01/45	40,000	49,938
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	43,912
MidAmerican Energy Co
3.650% due 08/01/48	100,000	118,254
6.750% due 12/30/31	100,000	150,979

	Principal Amount	Value
Mississippi Power Co 3.950% due 03/30/28	$25,000	$28,713
National Fuel Gas Co
3.750% due 03/01/23	100,000	103,832
3.950% due 09/15/27	50,000	51,303
National Rural Utilities Cooperative Finance Corp
due 03/15/31 #	100,000	99,639
4.023% due 11/01/32	100,000	123,799
8.000% due 03/01/32	50,000	79,925
NextEra Energy Capital Holdings Inc
2.250% due 06/01/30	80,000	83,468
4.800% due 12/01/77	100,000	107,640
5.650% due 05/01/79	100,000	113,690
NiSource Inc
0.950% due 08/15/25	200,000	200,082
3.490% due 05/15/27	50,000	55,780
3.950% due 03/30/48	50,000	58,219
4.800% due 02/15/44	100,000	125,366
5.250% due 02/15/43	100,000	131,270
Northern States Power Co
2.150% due 08/15/22	100,000	102,550
2.600% due 06/01/51	50,000	50,893
NSTAR Electric Co 2.375% due 10/15/22	100,000	103,577
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	118,363
Ohio Edison Co 6.875% due 07/15/36	150,000	212,019
Ohio Power Co 5.375% due 10/01/21	30,000	31,465
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	57,080
Oncor Electric Delivery Co LLC
0.550% due 10/01/25 ~	70,000	69,671
3.700% due 11/15/28	100,000	117,779
3.800% due 09/30/47	50,000	60,804
5.300% due 06/01/42	100,000	141,433
Pacific Gas and Electric Co
1.750% due 06/16/22	50,000	50,061
2.500% due 02/01/31	100,000	95,514
3.450% due 07/01/25	400,000	419,144
3.500% due 08/01/50	45,000	40,791
4.550% due 07/01/30	300,000	325,865
4.950% due 07/01/50	200,000	214,648
PacifiCorp
2.700% due 09/15/30	300,000	331,997
3.300% due 03/15/51	300,000	337,622
3.500% due 06/15/29	35,000	40,704
4.125% due 01/15/49	70,000	87,367
PECO Energy Co
2.800% due 06/15/50	45,000	46,693
3.000% due 09/15/49	55,000	58,798
3.150% due 10/15/25	50,000	55,749
3.900% due 03/01/48	60,000	74,561
Piedmont Natural Gas Co Inc
3.350% due 06/01/50	225,000	244,625
4.650% due 08/01/43	35,000	45,013
Potomac Electric Power Co 3.600% due 03/15/24	100,000	109,236
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	75,383
4.150% due 10/01/45	25,000	31,224
4.150% due 06/15/48	100,000	126,106
4.750% due 07/15/43	50,000	66,880
Progress Energy Inc 7.750% due 03/01/31	100,000	146,086
PSEG Power LLC 3.850% due 06/01/23	100,000	107,663
Public Service Co of Colorado
2.700% due 01/15/51	100,000	101,688
3.700% due 06/15/28	50,000	58,433
3.800% due 06/15/47	50,000	60,881

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Public Service Electric and Gas Co
2.050% due 08/01/50	$100,000	$90,836
3.200% due 08/01/49	60,000	67,457
4.050% due 05/01/48	25,000	32,128
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	101,504
2.650% due 11/15/22	50,000	52,172
2.875% due 06/15/24	70,000	74,979
Puget Energy Inc 3.650% due 05/15/25	100,000	107,474
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	35,358
San Diego Gas & Electric Co
1.700% due 10/01/30	95,000	94,357
3.750% due 06/01/47	50,000	57,664
4.100% due 06/15/49	100,000	121,308
4.150% due 05/15/48	25,000	30,473
Sempra Energy
3.400% due 02/01/28	65,000	71,541
3.800% due 02/01/38	100,000	111,882
Southern California Edison Co
2.250% due 06/01/30	70,000	70,307
2.850% due 08/01/29	75,000	79,052
3.500% due 10/01/23	100,000	107,282
3.650% due 03/01/28	50,000	55,088
3.650% due 02/01/50	70,000	73,118
3.700% due 08/01/25	30,000	33,400
3.900% due 03/15/43	50,000	51,874
4.125% due 03/01/48	10,000	10,968
4.500% due 09/01/40	50,000	57,194
Southern California Gas Co 2.600% due 06/15/26	50,000	54,144
Southwest Gas Corp 3.800% due 09/29/46	50,000	55,400
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	54,998
4.100% due 09/15/28	50,000	58,339
6.200% due 03/15/40	50,000	68,956
Southwestern Public Service Co
3.300% due 06/15/24	50,000	54,151
3.750% due 06/15/49	100,000	118,096
Tampa Electric Co
4.300% due 06/15/48	50,000	62,989
4.450% due 06/15/49	50,000	64,610
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	31,311
The Southern Co
2.950% due 07/01/23	25,000	26,598
4.250% due 07/01/36	30,000	34,840
4.400% due 07/01/46	450,000	535,162
Tucson Electric Power Co
3.050% due 03/15/25	50,000	54,589
4.850% due 12/01/48	100,000	135,037
Union Electric Co 8.450% due 03/15/39	100,000	170,252
Virginia Electric & Power Co
2.950% due 11/15/26	50,000	55,709
3.150% due 01/15/26	35,000	38,924
3.800% due 09/15/47	50,000	60,748
4.000% due 11/15/46	20,000	24,775
8.875% due 11/15/38	25,000	46,147
Washington Gas Light Co 3.650% due 09/15/49	25,000	28,498
WEC Energy Group Inc
3.100% due 03/08/22	25,000	25,980
3.550% due 06/15/25	100,000	112,322
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	12,769

	Principal Amount	Value
Wisconsin Power & Light Co 3.050% due 10/15/27	$100,000	$111,588
Xcel Energy Inc
0.500% due 10/15/23	40,000	39,987
2.600% due 03/15/22	50,000	51,429
4.000% due 06/15/28	50,000	58,917

		20,858,486

Total Corporate Bonds & Notes (Cost $249,213,205)		272,458,630

MORTGAGE-BACKED SECURITIES - 28.9%

Collateralized Mortgage Obligations - Commercial - 2.2%

Bank
1.844% due 03/15/63	131,250	135,629
2.649% due 01/15/63	200,000	220,570
2.920% due 12/15/52	200,000	225,030
3.175% due 09/15/60	200,000	223,992
BBCMS Mortgage Trust 2.639% due 02/15/53	200,000	219,732
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	258,467
1.925% due 07/15/53	197,917	206,079
2.732% due 02/15/53	200,000	220,949
4.121% due 07/15/51 §	200,000	237,952
CD Mortgage Trust 3.456% due 11/13/50	175,000	198,848
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	350,000	379,114
3.778% due 09/10/58	600,000	673,283
Commercial Mortgage Pass-Through 3.525% due 02/10/49	300,000	321,129
Commercial Mortgage Trust
3.660% due 08/10/50	261,962	273,193
3.819% due 06/10/47	300,000	328,604
4.228% due 05/10/51	400,000	477,790
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	678,343
Fannie Mae - Aces
1.270% due 07/25/30	200,000	204,084
1.821% due 02/25/30	48,200	51,073
2.717% due 02/25/22	247,159	252,457
2.723% due 10/25/24	184,660	198,059
2.980% due 08/25/29	500,000	575,985
2.999% due 01/25/28 §	500,000	568,253
3.061% due 05/25/27 §	200,000	226,552
3.084% due 12/25/27 §	190,000	215,322
3.776% due 08/25/30 §	300,000	365,504
Freddie Mac
1.350% due 05/25/30	575,000	591,800
1.477% due 04/25/30	107,143	111,325
1.517% due 03/25/30	222,222	231,503
1.558% due 04/25/30	140,000	146,336
1.872% due 01/25/30	166,667	178,662
1.940% due 02/25/35	352,000	371,699
2.946% due 07/25/24	750,000	812,120
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	200,000	224,127
2.673% due 03/25/26 - 09/25/29	800,000	885,872
2.745% due 01/25/26	400,000	441,584
3.171% due 10/25/24	850,000	933,900
3.208% due 02/25/26	375,000	419,372
3.310% due 05/25/23 §	500,000	534,790
3.422% due 02/25/29	196,721	232,873
3.926% due 06/25/28	100,000	120,553
3.990% due 08/25/33 §	42,000	52,879
GS Mortgage Securities Trust
2.773% due 11/10/45	195,682	200,863
3.734% due 11/10/48	1,000,000	1,118,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	$600,000	$638,587
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	317,005
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	492,248	514,983
5.324% due 05/15/45 §	300,000	256,394
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	700,000	787,976
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	451,661
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	519,286
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	257,915
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	371,288
4.184% due 06/15/51	200,000	235,807
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	610,923	627,443

		20,522,911

Fannie Mae - 12.8%

due 10/01/35 - 10/01/50 #	5,650,000	5,872,245
2.000% due 08/01/50 - 10/01/50	5,638,554	5,831,713
2.407% (USD LIBOR + 1.690%) due 08/01/39 §	4,581	4,771
2.500% due 10/01/27 - 11/01/50	22,745,702	23,866,283
2.733% (USD LIBOR + 1.695%) due 06/01/38 §	2,407	2,452
3.000% due 05/01/22 - 10/01/50	29,690,259	31,322,491
3.500% due 10/01/25 - 06/01/50	20,526,649	21,959,999
4.000% due 04/01/24 - 02/01/50	16,900,321	18,302,769
4.500% due 05/01/23 - 03/01/50	7,359,065	8,124,768
5.000% due 09/01/23 - 09/01/48	2,172,980	2,470,500
5.500% due 11/01/33 - 07/01/41	1,057,856	1,228,078
6.000% due 09/01/34 - 06/01/40	449,626	528,069
6.500% due 09/01/36 - 07/01/38	82,796	97,225

		119,611,363

Freddie Mac - 7.2%

2.000% due 09/01/35 - 09/01/50	3,980,053	4,127,795
2.500% due 08/01/28 - 09/01/50	8,381,364	8,791,344
3.000% due 09/01/26 - 04/01/50	20,443,833	21,526,689
3.500% due 06/01/21 - 05/01/50	18,144,646	19,312,980
4.000% due 02/01/25 - 01/01/48	7,798,941	8,470,731
4.500% due 08/01/24 - 07/01/48	2,791,292	3,085,802
5.000% due 12/01/31 - 03/01/41	891,271	1,022,263
5.500% due 04/01/34 - 08/01/40	439,093	507,027
6.000% due 04/01/36 - 05/01/40	543,579	635,546
6.500% due 08/01/37 - 04/01/39	50,496	57,863

		67,538,040

Government National Mortgage Association - 6.7%

due 10/01/50 #	1,825,000	1,916,250
2.500% due 01/20/43 - 08/20/50	5,807,418	6,106,115
3.000% due 08/20/42 - 10/01/50	19,314,565	20,377,268
3.500% due 10/15/41 - 10/01/50	17,585,864	18,782,907
4.000% due 06/15/39 - 01/20/50	8,739,839	9,437,215
4.500% due 02/15/39 - 12/20/47	3,277,455	3,618,054
5.000% due 05/15/36 - 01/20/48	1,368,736	1,539,495
5.500% due 04/15/37 - 04/15/40	395,100	456,386
6.000% due 01/15/38 - 06/15/41	125,029	147,074
6.500% due 10/15/38 - 02/15/39	24,806	29,155

		62,409,919

Total Mortgage-Backed Securities (Cost $262,484,579)		270,082,233

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.3%

American Express Credit Account Master Trust 2.670% due 11/15/24	$595,000	$617,464
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	331,000	340,097
Carmax Auto Owner Trust 2.680% due 03/15/24	200,000	205,766
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	367,751
Ford Credit Auto Lease Trust 0.620% due 08/15/23	122,000	122,569
Ford Credit Auto Owner Trust 0.560% due 10/15/24	189,000	189,956
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	251,054
GM Financial Automobile Leasing Trust 0.800% due 07/20/23	54,000	54,455
Honda Auto Receivables Owner Trust 1.830% due 01/18/24	200,000	204,779
Hyundai Auto Receivables Trust 1.940% due 02/15/24	55,000	56,268
Santander Drive Auto Receivables Trust
0.520% due 07/15/24	83,000	83,195
0.670% due 04/15/24	49,000	49,160
Toyota Auto Receivables Owner Trust 1.910% due 09/15/23	352,000	358,742
World Omni Auto Receivables Trust 1.100% due 04/15/25	200,000	202,988

Total Asset-Backed Securities (Cost $3,029,854)		3,104,244

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
0.250% due 05/22/23	1,075,000	1,075,979
0.250% due 07/10/23	850,000	850,200
0.375% due 08/25/25	95,000	94,725
0.625% due 04/22/25	430,000	435,929
0.875% due 08/05/30	500,000	492,652
1.375% due 10/07/21	1,000,000	1,012,677
2.625% due 01/11/22	750,000	773,940
2.625% due 09/06/24	960,000	1,048,812
5.625% due 07/15/37	100,000	160,698
6.625% due 11/15/30	500,000	768,340
7.125% due 01/15/30	525,000	812,828
Federal Farm Credit Banks Funding Corp 0.375% due 04/08/22	350,000	351,207
Federal Home Loan Bank
0.250% due 06/03/22	500,000	501,225
0.375% due 09/04/25	25,000	25,003
0.500% due 04/14/25	500,000	503,906
1.625% due 11/19/21	1,020,000	1,037,039
1.625% due 12/20/21	195,000	198,581
5.500% due 07/15/36	100,000	156,241
Freddie Mac
0.125% due 07/25/22	150,000	149,978
0.250% due 08/24/23	65,000	65,024
0.250% due 09/08/23	145,000	145,133
0.375% due 05/05/23	500,000	502,240
0.375% due 07/21/25	180,000	180,160
0.375% due 09/23/25	325,000	324,323
1.500% due 02/12/25	250,000	262,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.375% due 01/13/22	$1,000,000	$1,028,957
2.750% due 06/19/23	500,000	534,045
6.250% due 07/15/32	225,000	352,817
Tennessee Valley Authority
3.500% due 12/15/42	100,000	128,439
5.250% due 09/15/39	25,000	38,590
5.375% due 04/01/56	50,000	85,515
6.750% due 11/01/25	150,000	196,569
7.125% due 05/01/30	50,000	77,715

Total U.S. Government Agency Issues (Cost $13,689,315)		14,371,775

U.S. TREASURY OBLIGATIONS - 37.0%

U.S. Treasury Bonds - 8.2%

1.125% due 05/15/40	1,750,000	1,722,930
1.125% due 08/15/40	1,200,000	1,177,781
1.250% due 05/15/50	3,350,000	3,175,434
1.375% due 08/15/50	1,250,000	1,223,242
2.000% due 02/15/50	1,750,000	1,979,824
2.250% due 08/15/46	2,150,000	2,539,604
2.250% due 08/15/49	1,100,000	1,308,441
2.375% due 11/15/49	1,950,000	2,381,361
2.500% due 02/15/45	2,800,000	3,446,953
2.500% due 02/15/46	2,600,000	3,210,695
2.500% due 05/15/46	1,000,000	1,235,742
2.750% due 08/15/42	450,000	576,773
2.750% due 11/15/42	1,850,000	2,369,518
2.750% due 11/15/47	2,500,000	3,249,512
2.875% due 08/15/45	1,000,000	1,314,102
2.875% due 05/15/49	1,275,000	1,707,454
3.000% due 05/15/42	1,075,000	1,429,414
3.000% due 05/15/45	1,500,000	2,008,711
3.000% due 11/15/45	1,900,000	2,553,125
3.000% due 02/15/47	500,000	676,465
3.000% due 05/15/47	1,700,000	2,303,566
3.000% due 02/15/48	2,000,000	2,718,516
3.000% due 08/15/48	1,500,000	2,044,863
3.000% due 02/15/49	2,000,000	2,734,531
3.125% due 11/15/41	975,000	1,317,850
3.125% due 02/15/43	1,000,000	1,355,273
3.125% due 08/15/44	600,000	816,609
3.125% due 05/15/48	2,700,000	3,754,477
3.625% due 08/15/43	1,525,000	2,223,879
3.625% due 02/15/44	500,000	730,762
3.750% due 08/15/41	1,300,000	1,908,664
3.750% due 11/15/43	1,000,000	1,485,781
4.250% due 11/15/40	750,000	1,164,639
4.375% due 05/15/40	1,025,000	1,609,290
4.375% due 05/15/41	775,000	1,226,801
4.500% due 02/15/36	1,750,000	2,648,447
4.500% due 05/15/38	500,000	781,231
4.500% due 08/15/39	700,000	1,107,121
4.750% due 02/15/41	1,350,000	2,227,236
5.375% due 02/15/31	1,100,000	1,620,867
6.250% due 05/15/30	1,050,000	1,603,342

		76,670,826

U.S. Treasury Notes - 28.8%

0.125% due 05/31/22	2,600,000	2,599,594
0.125% due 07/31/22	5,000,000	4,999,219
0.125% due 07/15/23	3,000,000	2,997,422
0.250% due 04/15/23	3,000,000	3,008,086
0.250% due 06/15/23	3,000,000	3,007,852
0.250% due 05/31/25	2,750,000	2,749,785
0.250% due 06/30/25	3,500,000	3,498,086
0.250% due 07/31/25	1,500,000	1,498,711
0.250% due 08/31/25	3,500,000	3,496,855
0.250% due 09/30/25	2,200,000	2,197,164

	Principal Amount	Value
0.375% due 04/30/25	$3,000,000	$3,017,695
0.500% due 03/31/25	3,000,000	3,034,453
0.500% due 05/31/27	3,500,000	3,514,355
0.500% due 06/30/27	1,000,000	1,003,594
0.500% due 08/31/27	2,500,000	2,506,250
0.625% due 05/15/30	3,350,000	3,338,484
0.625% due 08/15/30	1,000,000	994,297
1.125% due 02/28/22	2,500,000	2,535,059
1.125% due 02/28/25	3,500,000	3,636,855
1.125% due 02/28/27	750,000	783,867
1.250% due 08/31/24	4,000,000	4,161,875
1.375% due 01/31/22	6,500,000	6,607,402
1.375% due 10/15/22	2,000,000	2,050,625
1.375% due 02/15/23	1,500,000	1,543,770
1.375% due 06/30/23	4,300,000	4,444,873
1.375% due 01/31/25	5,500,000	5,770,488
1.500% due 10/31/21	2,000,000	2,029,375
1.500% due 11/30/21	5,500,000	5,585,937
1.500% due 03/31/23	1,500,000	1,550,566
1.500% due 09/30/24	3,000,000	3,153,750
1.500% due 10/31/24	2,000,000	2,104,063
1.500% due 08/15/26	3,200,000	3,411,375
1.500% due 02/15/30	3,250,000	3,505,937
1.625% due 08/15/22	2,025,000	2,081,795
1.625% due 11/15/22	4,975,000	5,131,635
1.625% due 05/31/23	1,000,000	1,039,336
1.625% due 10/31/23	3,000,000	3,135,234
1.625% due 02/15/26	1,900,000	2,032,258
1.625% due 05/15/26	1,300,000	1,392,854
1.625% due 08/15/29	2,000,000	2,177,187
1.750% due 11/30/21	500,000	509,375
1.750% due 05/15/22	1,250,000	1,282,764
1.750% due 06/30/22	2,000,000	2,056,406
1.750% due 05/15/23	4,750,000	4,949,463
1.750% due 06/30/24	3,000,000	3,174,258
1.750% due 12/31/24	1,600,000	1,702,938
1.750% due 12/31/26	2,500,000	2,709,766
1.875% due 01/31/22	500,000	511,602
1.875% due 04/30/22	2,000,000	2,055,000
1.875% due 09/30/22	2,500,000	2,586,914
1.875% due 08/31/24	3,000,000	3,195,000
2.000% due 11/15/21	2,000,000	2,041,641
2.000% due 12/31/21	500,000	511,572
2.000% due 02/15/22	1,100,000	1,128,209
2.000% due 10/31/22	4,000,000	4,155,391
2.000% due 11/30/22	2,400,000	2,496,563
2.000% due 02/15/23	6,950,000	7,255,148
2.000% due 05/31/24	5,000,000	5,329,687
2.000% due 02/15/25	2,000,000	2,153,281
2.125% due 11/30/23	6,000,000	6,370,078
2.125% due 05/15/25	3,500,000	3,800,918
2.250% due 12/31/23	4,000,000	4,269,531
2.250% due 01/31/24	2,000,000	2,137,813
2.250% due 04/30/24	3,250,000	3,489,053
2.250% due 10/31/24	800,000	866,063
2.250% due 11/15/24	2,000,000	2,166,250
2.250% due 12/31/24	4,000,000	4,341,562
2.250% due 11/15/25	2,200,000	2,418,367
2.250% due 08/15/27	4,200,000	4,711,383
2.250% due 11/15/27	2,300,000	2,585,973
2.375% due 02/29/24	3,000,000	3,224,180
2.375% due 08/15/24	10,300,000	11,163,430
2.375% due 05/15/27	2,750,000	3,100,195
2.375% due 05/15/29	1,000,000	1,150,742
2.500% due 03/31/23	4,000,000	4,235,234
2.500% due 08/15/23	4,450,000	4,749,680
2.500% due 01/31/25	4,000,000	4,391,562
2.625% due 02/15/29	2,750,000	3,211,914
2.750% due 04/30/23	1,500,000	1,600,547
2.750% due 08/31/23	5,000,000	5,376,562
2.750% due 11/15/23	6,600,000	7,131,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.750% due 02/15/28	$3,500,000	$4,071,895
2.875% due 10/15/21	1,500,000	1,542,581
2.875% due 05/31/25	1,200,000	1,345,734
2.875% due 05/15/28	2,500,000	2,941,699
2.875% due 08/15/28	1,750,000	2,065,957
3.125% due 11/15/28	3,000,000	3,614,062

		269,207,055

Total U.S. Treasury Obligations (Cost $317,901,904)		345,877,881

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Canada Government (Canada)
1.625% due 01/22/25	150,000	157,998
2.000% due 11/15/22	250,000	259,621
Chile Government (Chile)
3.125% due 01/21/26	75,000	83,325
3.860% due 06/21/47	300,000	358,560
Colombia Government (Colombia)
3.000% due 01/30/30	200,000	203,575
3.125% due 04/15/31	350,000	359,363
4.125% due 05/15/51	300,000	312,300
4.500% due 01/28/26	250,000	277,149
5.000% due 06/15/45	300,000	350,625
Export Development Canada (Canada)
1.375% due 02/24/23	250,000	256,816
2.500% due 01/24/23	200,000	210,473
Export-Import Bank of Korea (South Korea)
2.750% due 01/25/22	200,000	205,676
3.625% due 11/27/23	200,000	218,633
5.000% due 04/11/22	200,000	213,400
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	229,579
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	110,091
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	210,551
2.950% due 01/11/23	300,000	312,971
4.200% due 10/15/50	300,000	347,946
Iraq Government AID 2.149% due 01/18/22	200,000	205,829
Israel Government AID 5.500% due 04/26/24	25,000	29,696
Israel Government International (Israel) 2.750% due 07/03/30	200,000	221,710
Japan Bank for Cooperation (Japan)
0.625% due 07/15/25	235,000	235,506
1.750% due 01/23/23	200,000	206,247
Japan Bank for International Cooperation (Japan)
1.625% due 10/17/22	200,000	205,078
1.875% due 07/21/26	200,000	213,356
2.500% due 05/23/24	200,000	214,660
3.250% due 07/20/28	200,000	236,033
3.375% due 07/31/23	200,000	216,669
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	237,386
Korea International (South Korea) 2.750% due 01/19/27	200,000	220,007
Mexico Government (Mexico)
3.900% due 04/27/25	350,000	383,425
4.000% due 10/02/23	150,000	163,141
4.150% due 03/28/27	200,000	222,575
4.500% due 01/31/50	200,000	211,500
4.600% due 01/23/46	250,000	269,016
4.600% due 02/10/48	200,000	213,161
4.750% due 04/27/32	350,000	396,375
4.750% due 03/08/44	264,000	289,158
6.750% due 09/27/34	225,000	303,989

	Principal Amount	Value
Panama Government (Panama)
3.870% due 07/23/60	$200,000	$230,000
4.500% due 05/15/47	350,000	438,566
6.700% due 01/26/36	100,000	145,555
8.875% due 09/30/27	100,000	143,606
Peruvian Government (Peru)
4.125% due 08/25/27	150,000	175,472
8.750% due 11/21/33	200,000	335,688
Philippine Government (Philippines)
2.950% due 05/05/45	200,000	212,231
3.000% due 02/01/28	200,000	220,804
6.375% due 10/23/34	250,000	362,621
7.750% due 01/14/31	200,000	304,890
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	251,457
2.200% due 07/26/22	250,000	258,412
3.350% due 11/01/23	100,000	108,798
Province of British Columbia Canada (Canada) 2.000% due 10/23/22	100,000	103,559
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	257,021
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	58,634
Province of Ontario Canada (Canada)
1.050% due 05/21/27	200,000	202,936
1.750% due 01/24/23	300,000	309,603
2.000% due 10/02/29	100,000	108,169
2.300% due 06/15/26	250,000	272,992
2.550% due 04/25/22	300,000	310,472
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	100,229
1.350% due 05/28/30	50,000	51,345
2.500% due 04/09/24	65,000	69,802
2.750% due 04/12/27	350,000	392,492
7.500% due 07/15/23	100,000	119,103
7.500% due 09/15/29	75,000	115,222
Republic of Italy Government (Italy)
2.875% due 10/17/29	200,000	207,413
4.000% due 10/17/49	200,000	215,020
6.875% due 09/27/23	150,000	175,351
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	159,271
4.000% due 01/22/24	150,000	167,296
State of Israel (Israel) 3.375% due 01/15/50	200,000	222,358
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	212,336
3.375% due 03/12/23	200,000	213,147
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	170,905
4.375% due 10/27/27	200,000	231,712
5.100% due 06/18/50	200,000	269,109

Total Foreign Government Bonds & Notes (Cost $16,023,376)		17,476,766

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	37,873
8.084% due 02/15/50	300,000	571,707
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	42,660
7.043% due 04/01/50	50,000	89,826
California State University 2.975% due 11/01/51	50,000	52,490
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	36,709

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Chicago O’Hare International Airport 4.472% due 01/01/49	$50,000	$62,684
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	142,781
City of Chicago IL ‘B’ 7.750% due 01/01/42	42,000	54,509
City of Houston TX 3.961% due 03/01/47	50,000	62,202
City of New York NY 5.517% due 10/01/37	40,000	56,781
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	124,983
5.456% due 12/01/39	25,000	35,296
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	206,445
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	51,459
JobsOhio Beverage System 2.833% due 01/01/38	10,000	10,795
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	147,945
Massachusetts School Building Authority 3.395% due 10/15/40	20,000	21,527
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	29,111
6.668% due 11/15/39	55,000	69,751
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	37,280
6.655% due 04/01/57	98,000	148,527
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	155,622
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	151,717
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	164,456
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	41,260
New York City Water & Sewer System
5.952% due 06/15/42	50,000	78,489
6.011% due 06/15/42	10,000	15,849
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,700
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	56,759
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	114,272
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	223,347
Port Authority of New York & New Jersey
4.031% due 09/01/48	50,000	59,021
4.229% due 10/15/57	30,000	36,890
4.458% due 10/01/62	100,000	128,176
5.647% due 11/01/40	150,000	210,165
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	19,219
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	63,457
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	80,572
State Board of Administration Finance Corp 2.154% due 07/01/30	100,000	101,377
State Dormitory Authority 3.142% due 07/01/43	100,000	106,697

	Principal Amount	Value
State of California
3.500% due 04/01/28	$100,000	$116,091
7.300% due 10/01/39	100,000	164,409
7.500% due 04/01/34	50,000	83,179
7.600% due 11/01/40	270,000	486,988
7.625% due 03/01/40	40,000	69,325
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,675
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	62,621
State of Illinois 6.725% due 04/01/35	400,000	443,484
State of Texas 5.517% due 04/01/39	100,000	152,500
State of Utah 4.554% due 07/01/24	10,000	10,907
State of Wisconsin 3.154% due 05/01/27	250,000	280,985
Texas Transportation Commission 2.562% due 04/01/42	350,000	362,057
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	32,102
University of California
3.063% due 07/01/25	50,000	55,277
4.767% due 05/15/15	75,000	106,876
4.858% due 05/15/12	100,000	146,132

Total Municipal Bonds (Cost $5,274,048)		6,530,994

	Shares

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.020%	24,190,532	24,190,532

Total Short-Term Investment (Cost $24,190,532)		24,190,532

TOTAL INVESTMENTS - 102.0% (Cost $891,806,813)		954,093,055

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(18,825,616)

NET ASSETS - 100.0%		$935,267,439

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$272,458,630	$-	$272,458,630	$-
	Mortgage-Backed Securities	270,082,233	-	270,082,233	-
	Asset-Backed Securities	3,104,244	-	3,104,244	-
	U.S. Government Agency Issues	14,371,775	-	14,371,775	-
	U.S. Treasury Obligations	345,877,881	-	345,877,881	-
	Foreign Government Bonds & Notes	17,476,766	-	17,476,766	-
	Municipal Bonds	6,530,994	-	6,530,994	-
	Short-Term Investment	24,190,532	24,190,532	-	-

	Total	$954,093,055	$24,190,532	$929,902,523	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

Pioneer Energy Services Corp * Ω ±	164	$324

Total Common Stocks (Cost $45,145)		324

	Principal Amount

CORPORATE BONDS & NOTES - 99.5%

Basic Materials - 5.1%

Alcoa Nederland Holding BV
5.500% due 12/15/27 ~	$215,000	224,342
6.125% due 05/15/28 ~	250,000	263,906
6.750% due 09/30/24 ~	200,000	206,625
Allegheny Technologies Inc
5.875% due 12/01/27	200,000	192,565
7.875% due 08/15/23	200,000	205,043
ArcelorMittal SA (Luxembourg)
4.550% due 03/11/26	200,000	216,212
7.250% due 10/15/39	600,000	760,715
Arconic Corp
6.000% due 05/15/25 ~	190,000	203,262
6.125% due 02/15/28 ~	66,000	67,939
Ashland LLC
4.750% due 08/15/22	34,000	35,721
6.875% due 05/15/43	128,000	164,390
Atotech Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	144,662
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	153,391
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	129,039
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	50,856
Big River Steel LLC 6.625% due 01/31/29 ~	130,000	131,693
Blue Cube Spinco LLC
9.750% due 10/15/23	65,000	67,194
10.000% due 10/15/25	85,000	90,047
Carpenter Technology Corp 6.375% due 07/15/28	125,000	130,972
CF Industries Inc
3.450% due 06/01/23	155,000	159,166
4.950% due 06/01/43	39,000	45,496
5.150% due 03/15/34	400,000	473,566
5.375% due 03/15/44	225,000	271,323
Clearwater Paper Corp
4.750% due 08/15/28 ~	250,000	251,094
5.375% due 02/01/25 ~	50,000	52,562
Cleveland-Cliffs Inc
4.875% due 01/15/24 ~	100,000	98,865
5.750% due 03/01/25	100,000	93,250
5.875% due 06/01/27	300,000	279,375
6.250% due 10/01/40	100,000	77,007
6.750% due 03/15/26 ~	137,000	139,528
7.000% due 03/15/27 ~	125,000	107,500
9.875% due 10/17/25 ~	250,000	279,375
Coeur Mining Inc 5.875% due 06/01/24	50,000	50,057

	Principal Amount	Value
Commercial Metals Co
4.875% due 05/15/23	$100,000	$104,364
5.375% due 07/15/27	100,000	105,826
5.750% due 04/15/26	100,000	104,297
Compass Minerals International Inc
4.875% due 07/15/24 ~	50,000	51,193
6.750% due 12/01/27 ~	135,000	146,028
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	131,905
Constellium SE
5.625% due 06/15/28 ~	250,000	255,156
5.750% due 05/15/24 ~	50,000	51,057
6.625% due 03/01/25 ~	250,000	256,250
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	140,906
CVR Partners LP 9.250% due 06/15/23 ~	100,000	92,490
Element Solutions Inc 3.875% due 09/01/28 ~	210,000	206,456
Eurochem Finance DAC (Switzerland) 5.500% due 03/13/24 ~	200,000	218,493
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	145,411
4.750% due 05/15/22 ~	75,000	76,922
5.125% due 03/15/23 ~	415,000	434,090
5.125% due 05/15/24 ~	90,000	96,244
Freeport-McMoRan Inc
4.125% due 03/01/28	250,000	253,594
4.250% due 03/01/30	200,000	205,188
4.375% due 08/01/28	170,000	176,091
4.550% due 11/14/24	100,000	107,030
4.625% due 08/01/30	233,000	245,401
5.000% due 09/01/27	738,000	772,716
5.400% due 11/14/34	170,000	188,381
5.450% due 03/15/43	600,000	667,272
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	102,356
Hecla Mining Co 7.250% due 02/15/28	100,000	108,525
Hexion Inc 7.875% due 07/15/27 ~	150,000	150,727
Hudbay Minerals Inc (Peru) 7.250% due 01/15/23 ~	74,000	75,428
Illuminate Buyer LLC 9.000% due 07/01/28 ~	200,000	214,750
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	202,665
Ingevity Corp 4.500% due 02/01/26 ~	100,000	100,486
Innophos Holdings Inc 9.375% due 02/15/28 ~	125,000	133,359
Joseph T Ryerson & Son Inc 8.500% due 08/01/28 ~	120,000	126,600
Kaiser Aluminum Corp 4.625% due 03/01/28 ~	114,000	106,498
Kraton Polymers LLC 7.000% due 04/15/25 ~	350,000	357,656
Mercer International Inc (Germany)
5.500% due 01/15/26	150,000	144,281
7.375% due 01/15/25	200,000	202,875
Methanex Corp (Canada)
5.125% due 10/15/27	125,000	124,531
5.250% due 12/15/29	250,000	247,656
5.650% due 12/01/44	50,000	45,250
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	231,768
Minerals Technologies Inc 5.000% due 07/01/28 ~	200,000	207,458
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	38,235

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Neon Holdings Inc 10.125% due 04/01/26 ~	$125,000	$132,500
New Gold Inc (Canada)
6.375% due 05/15/25 ~	200,000	206,875
7.500% due 07/15/27 ~	165,000	176,344
Nouryon Holding BV (Netherlands) 8.000% due 10/01/26 ~	150,000	159,245
Novelis Corp
4.750% due 01/30/30 ~	510,000	498,772
5.875% due 09/30/26 ~	575,000	591,531
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	153,549
OCI NV (Netherlands)
due 10/15/25 # ~	200,000	200,000
5.250% due 11/01/24 ~	200,000	206,965
6.625% due 04/15/23 ~	200,000	207,050
Olin Corp
5.000% due 02/01/30	50,000	47,116
5.125% due 09/15/27	410,000	406,669
5.625% due 08/01/29	289,000	285,025
9.500% due 06/01/25 ~	195,000	227,536
Perenti Finance Pty Ltd (Australia) due 10/07/25 # ~	200,000	201,524
PQ Corp 5.750% due 12/15/25 ~	100,000	103,240
Rain CII Carbon LLC 7.250% due 04/01/25 ~	166,000	162,367
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	55,578
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	195,229
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	79,392
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	83,047
The Chemours Co
5.375% due 05/15/27	94,000	93,765
6.625% due 05/15/23	180,000	182,610
7.000% due 05/15/25	380,000	382,280
TPC Group Inc 10.500% due 08/01/24 ~	273,000	229,861
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	175,000	174,562
Tronox Finance PLC 5.750% due 10/01/25 ~	150,000	148,297
Tronox Inc
6.500% due 05/01/25 ~	50,000	52,094
6.500% due 04/15/26 ~	150,000	150,281
United States Steel Corp
6.250% due 03/15/26	440,000	298,925
6.875% due 08/15/25	71,000	52,150
12.000% due 06/01/25 ~	300,000	319,800
Valvoline Inc
4.250% due 02/15/30 ~	120,000	122,580
4.375% due 08/15/25	150,000	154,594
Venator Finance SARL 9.500% due 07/01/25 ~	250,000	266,250
WR Grace & Co-Conn
4.875% due 06/15/27 ~	90,000	93,112
5.625% due 10/01/24 ~	100,000	106,614

		21,177,932

Communications - 17.3%

Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	700,000	680,795
7.500% due 05/15/26 ~	500,000	529,890
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	191,129
10.500% due 05/15/27 ~	405,000	450,816

	Principal Amount	Value
Altice France SA (France)
5.125% due 01/15/29 ~	$350,000	$349,886
5.500% due 01/15/28 ~	700,000	709,625
7.375% due 05/01/26 ~	1,517,000	1,591,257
8.125% due 02/01/27 ~	400,000	436,342
AMC Networks Inc
4.750% due 12/15/22	79,000	79,166
4.750% due 08/01/25	250,000	258,800
5.000% due 04/01/24	400,000	409,500
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	82,326
Avaya Inc 6.125% due 09/15/28 ~	143,000	146,575
Block Communications Inc 4.875% due 03/01/28 ~	250,000	255,586
C&W Senior Financing DAC (Ireland)
6.875% due 09/15/27 ~	325,000	338,431
7.500% due 10/15/26 ~	200,000	210,081
Cablevision Lightpath LLC
3.875% due 09/15/27 ~	200,000	200,375
5.625% due 09/15/28 ~	300,000	305,392
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	145,001
4.250% due 02/01/31 ~	845,000	877,068
4.500% due 08/15/30 ~	926,000	973,504
4.500% due 05/01/32 ~	154,000	160,930
4.750% due 03/01/30 ~	1,239,000	1,313,340
5.000% due 02/01/28 ~	766,000	806,023
5.125% due 05/01/27 ~	975,000	1,027,216
5.375% due 05/01/25 ~	100,000	103,000
5.375% due 06/01/29 ~	289,000	313,533
5.500% due 05/01/26 ~	450,000	469,757
5.750% due 02/15/26 ~	665,000	692,431
5.875% due 05/01/27 ~	100,000	105,090
Cengage Learning Inc 9.500% due 06/15/24 ~	161,000	106,847
CenturyLink Inc
4.000% due 02/15/27 ~	645,000	656,146
5.125% due 12/15/26 ~	169,000	173,875
5.800% due 03/15/22	225,000	233,297
7.500% due 04/01/24	950,000	1,064,807
7.600% due 09/15/39	100,000	113,352
7.650% due 03/15/42	100,000	112,849
Cincinnati Bell Inc
7.000% due 07/15/24 ~	250,000	258,126
8.000% due 10/15/25 ~	150,000	158,813
Clear Channel International BV 6.625% due 08/01/25 ~	200,000	205,190
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	365,000	350,947
9.250% due 02/15/24	553,000	537,519
CommScope Inc
5.500% due 03/01/24 ~	395,000	406,429
6.000% due 03/01/26 ~	230,000	240,054
7.125% due 07/01/28 ~	69,000	70,989
8.250% due 03/01/27 ~	790,000	822,591
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	144,281
6.000% due 06/15/25 ~	337,000	342,021
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 ~	627,000	629,947
Consolidated Communications Inc
due 10/01/28 # ~	102,000	104,295
6.500% due 10/01/22	200,000	200,265
CSC Holdings LLC
3.375% due 02/15/31 ~	700,000	678,650
4.125% due 12/01/30 ~	200,000	204,050
4.625% due 12/01/30 ~	475,000	477,905
5.250% due 06/01/24	504,000	541,485
5.375% due 02/01/28 ~	350,000	370,562
5.500% due 05/15/26 ~	1,050,000	1,093,312
5.500% due 04/15/27 ~	200,000	210,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
5.750% due 01/15/30 ~	$554,000	$589,437
5.875% due 09/15/22	200,000	211,875
6.500% due 02/01/29 ~	300,000	335,062
6.750% due 11/15/21	100,000	104,992
7.500% due 04/01/28 ~	200,000	221,223
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	55,000	51,045
Diamond Sports Group LLC
5.375% due 08/15/26 ~	897,000	636,794
6.625% due 08/15/27 ~	520,000	271,050
DISH DBS Corp
5.000% due 03/15/23	750,000	765,937
5.875% due 07/15/22	300,000	312,300
5.875% due 11/15/24	365,000	376,406
7.375% due 07/01/28	330,000	340,312
7.750% due 07/01/26	618,000	680,186
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	258,750
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	108,930
EIG Investors Corp 10.875% due 02/01/24	50,000	52,182
Embarq Corp 7.995% due 06/01/36	600,000	711,561
Entercom Media Corp
6.500% due 05/01/27 ~	150,000	131,034
7.250% due 11/01/24 ~	100,000	83,813
GCI LLC
due 10/15/28 # ~	80,000	81,201
6.625% due 06/15/24 ~	100,000	107,510
Getty Images Inc 9.750% due 03/01/27 ~	100,000	97,856
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	197,000	205,429
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	333,042
Gray Television Inc
5.125% due 10/15/24 ~	130,000	132,844
5.875% due 07/15/26 ~	75,000	77,953
7.000% due 05/15/27 ~	340,000	369,032
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	61,323
GTT Communications Inc 7.875% due 12/31/24 ~	150,000	77,813
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	293,348
6.625% due 08/01/26	165,000	179,150
7.625% due 06/15/21	295,000	306,431
iHeartCommunications Inc
4.750% due 01/15/28 ~	82,000	77,419
5.250% due 08/15/27 ~	291,000	284,217
6.375% due 05/01/26	200,000	208,730
8.375% due 05/01/27	400,000	394,726
Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 Y ~	50,000	54,551
Intrado Corp 8.500% due 10/15/25 ~	371,000	323,594
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	215,676
Lamar Media Corp
3.750% due 02/15/28 ~	75,000	74,766
4.000% due 02/15/30 ~	42,000	42,079
4.875% due 01/15/29 ~	200,000	208,500
5.750% due 02/01/26	330,000	341,311
LCPR Senior Secured Financing DAC 6.750% due 10/15/27 ~	350,000	366,187
Level 3 Financing Inc
3.625% due 01/15/29 ~	240,000	237,450
4.250% due 07/01/28 ~	175,000	177,856
4.625% due 09/15/27 ~	400,000	411,718
5.250% due 03/15/26	100,000	103,720
5.375% due 01/15/24	291,000	294,738
5.375% due 05/01/25	80,000	82,560

	Principal Amount	Value
Liberty Interactive LLC 8.250% due 02/01/30	$300,000	$324,949
Match Group Holdings II LLC
4.125% due 08/01/30 ~	150,000	151,992
4.625% due 06/01/28 ~	135,000	139,303
5.000% due 12/15/27 ~	100,000	105,856
5.625% due 02/15/29 ~	100,000	108,106
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	54,115
MDC Partners Inc 6.500% due 05/01/24 ~	250,000	228,503
Meredith Corp
6.500% due 07/01/25 ~	200,000	206,625
6.875% due 02/01/26	375,000	313,828
Metropolitan Light Co Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	204,913
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	103,106
Netflix Inc
3.625% due 06/15/25 ~	110,000	115,115
4.375% due 11/15/26	705,000	769,127
4.875% due 04/15/28	200,000	223,826
4.875% due 06/15/30 ~	216,000	246,645
5.375% due 11/15/29 ~	422,000	497,918
5.500% due 02/15/22	350,000	367,500
5.875% due 02/15/25	225,000	254,105
5.875% due 11/15/28	480,000	573,595
6.375% due 05/15/29	80,000	98,500
Nexstar Broadcasting Inc
4.750% due 11/01/28 ~	135,000	138,038
5.625% due 07/15/27 ~	438,000	460,126
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	122,853
4.375% due 06/12/27	320,000	340,400
6.625% due 05/15/39	50,000	62,196
NortonLifeLock Inc 5.000% due 04/15/25 ~	590,000	605,299
Outfront Media Capital LLC
4.625% due 03/15/30 ~	268,000	257,615
5.000% due 08/15/27 ~	115,000	112,319
5.625% due 02/15/24	375,000	380,664
6.250% due 06/15/25 ~	100,000	103,188
Photo Holdings Merger Sub Inc 8.500% due 10/01/26 ~	250,000	230,368
Plantronics Inc 5.500% due 05/31/23 ~	176,000	157,188
QualityTech LP
due 10/01/28 # ~	115,000	115,619
4.750% due 11/15/25 ~	60,000	62,451
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	322,500
Qwest Corp 7.250% due 09/15/25	35,000	40,237
Radiate Holdco LLC
4.500% due 09/15/26 ~	99,000	99,350
6.500% due 09/15/28 ~	210,000	215,856
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	144,938
Sinclair Television Group Inc
5.500% due 03/01/30 ~	200,000	185,838
5.625% due 08/01/24 ~	295,000	294,078
5.875% due 03/15/26 ~	150,000	148,284
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	243,862
4.125% due 07/01/30 ~	275,000	282,161
4.625% due 07/15/24 ~	120,000	124,275
5.000% due 08/01/27 ~	160,000	167,366
5.375% due 07/15/26 ~	371,000	387,027
5.500% due 07/01/29 ~	560,000	603,162

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp
6.875% due 11/15/28	$500,000	$623,605
8.750% due 03/15/32	600,000	878,886
Sprint Communications Inc
6.000% due 11/15/22	400,000	431,500
11.500% due 11/15/21	200,000	219,795
Sprint Corp
7.125% due 06/15/24	1,700,000	1,958,179
7.250% due 09/15/21	809,000	847,427
7.625% due 02/15/25	250,000	292,969
7.625% due 03/01/26	300,000	362,970
7.875% due 09/15/23	805,000	923,838
Switch Ltd 3.750% due 09/15/28 ~	120,000	121,500
T-Mobile USA Inc
4.000% due 04/15/22	100,000	103,313
4.500% due 02/01/26	445,000	459,362
4.750% due 02/01/28	495,000	530,140
5.125% due 04/15/25	30,000	30,750
6.000% due 03/01/23	365,000	366,405
6.000% due 04/15/24	700,000	715,533
6.500% due 01/15/26	280,000	292,950
TEGNA Inc
4.625% due 03/15/28 ~	385,000	377,415
4.750% due 03/15/26 ~	141,000	144,342
5.000% due 09/15/29 ~	504,000	498,174
5.500% due 09/15/24 ~	300,000	305,995
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	232,738
6.375% due 11/15/33	700,000	831,379
7.200% due 07/18/36	350,000	442,522
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	271,856
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	313,638
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,750
Telesat Canada (Canada)
4.875% due 06/01/27 ~	150,000	151,076
6.500% due 10/15/27 ~	134,000	135,152
Terrier Media Buyer Inc 8.875% due 12/15/27 ~	244,000	246,287
The EW Scripps Co 5.125% due 05/15/25 ~	250,000	245,000
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	41,395
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	92,352
TripAdvisor Inc 7.000% due 07/15/25 ~	285,000	297,647
Twitter Inc 3.875% due 12/15/27 ~	167,000	174,661
Uber Technologies Inc
6.250% due 01/15/28 ~	75,000	77,109
7.500% due 11/01/23 ~	150,000	156,443
7.500% due 05/15/25 ~	200,000	213,500
7.500% due 09/15/27 ~	232,000	247,950
8.000% due 11/01/26 ~	700,000	746,200
United States Cellular Corp 6.700% due 12/15/33	100,000	129,186
Univision Communications Inc
5.125% due 02/15/25 ~	499,000	473,738
6.625% due 06/01/27 ~	255,000	249,581
9.500% due 05/01/25 ~	150,000	161,250
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	206,875
Urban One Inc 7.375% due 04/15/22 ~	100,000	90,852
VEON Holdings BV (Netherlands)
4.000% due 04/09/25 ~	200,000	207,647
7.250% due 04/26/23 ~	200,000	221,144

	Principal Amount	Value
VeriSign Inc
4.625% due 05/01/23	$75,000	$75,523
4.750% due 07/15/27	95,000	100,878
5.250% due 04/01/25	200,000	221,521
ViacomCBS Inc
5.875% due 02/28/57	53,000	54,051
6.250% due 02/28/57	292,000	321,118
ViaSat Inc
5.625% due 09/15/25 ~	148,000	145,225
5.625% due 04/15/27 ~	220,000	226,738
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	209,250
5.125% due 04/15/27 ~	200,000	210,900
5.375% due 06/15/24 ~	100,000	109,312
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	305,000	303,856
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	205,688
5.500% due 08/15/26 ~	100,000	104,438
5.500% due 05/15/29 ~	400,000	430,016
Virgin Media Vendor Financing Notes IV DAC (Ireland) 5.000% due 07/15/28 ~	200,000	199,700
Vmed O2 UK Financing I PLC (United Kingdom) 4.250% due 01/31/31 ~	200,000	204,375
Vodafone Group PLC (United Kingdom) 7.000% due 04/04/79	600,000	712,941
Windstream Escrow LLC 7.750% due 08/15/28 ~	396,000	390,060
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	500,000	492,765
6.125% due 03/01/28 ~	165,000	170,334
Ziggo Bond Co BV (Netherlands)
5.125% due 02/28/30 ~	200,000	202,976
6.000% due 01/15/27 ~	200,000	207,250
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	207,375
5.500% due 01/15/27 ~	494,000	518,376

		72,060,335

Consumer, Cyclical - 20.6%

Abercrombie & Fitch Management Co 8.750% due 07/15/25 ~	225,000	237,352
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	190,875
Adient US LLC
7.000% due 05/15/26 ~	287,000	307,842
9.000% due 04/15/25 ~	30,000	33,131
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	150,656
Allen Media LLC 10.500% due 02/15/28 ~	200,000	193,469
Allison Transmission Inc
4.750% due 10/01/27 ~	250,000	257,969
5.000% due 10/01/24 ~	270,000	273,222
5.875% due 06/01/29 ~	46,000	49,812
AMC Entertainment Holdings Inc
10.000% Cash or 12.000% PIK due 06/15/26 ~	334,000	95,190
10.500% due 04/15/25 ~	160,000	120,000
American Airlines Group Inc
3.750% due 03/01/25 ~	150,000	76,313
5.000% due 06/01/22 ~	264,000	180,180
American Airlines Inc 11.750% due 07/15/25 ~	550,000	531,710
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	156,457	134,493

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
American Axle & Manufacturing Inc
6.250% due 04/01/25	$400,000	$396,762
6.250% due 03/15/26	75,000	72,773
6.500% due 04/01/27	65,000	63,009
6.875% due 07/01/28	150,000	145,788
American Builders & Contractors Supply Co Inc
4.000% due 01/15/28 ~	129,000	131,314
5.875% due 05/15/26 ~	80,000	83,150
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	101,690
5.000% due 02/01/28 ~	600,000	605,487
6.375% due 05/01/25 ~	310,000	323,307
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	104,206
Asbury Automotive Group Inc
4.500% due 03/01/28 ~	150,000	151,219
4.750% due 03/01/30 ~	218,000	220,044
Ashton Woods USA LLC 6.625% due 01/15/28 ~	250,000	251,875
Avient Corp
5.250% due 03/15/23	91,000	96,859
5.750% due 05/15/25 ~	90,000	95,513
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	201,875
BCD Acquisition Inc 9.625% due 09/15/23 ~	280,000	279,300
Beacon Roofing Supply Inc
4.500% due 11/15/26 ~	150,000	154,641
4.875% due 11/01/25 ~	527,000	517,417
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	259,036
7.250% due 10/15/29	100,000	107,315
Bed Bath & Beyond Inc
4.915% due 08/01/34	78,000	61,250
5.165% due 08/01/44	79,000	58,509
Boyd Gaming Corp
4.750% due 12/01/27	326,000	320,559
6.000% due 08/15/26	165,000	170,744
6.375% due 04/01/26	400,000	417,032
8.625% due 06/01/25 ~	150,000	164,629
Boyne USA Inc 7.250% due 05/01/25 ~	50,000	52,432
Brinker International Inc
3.875% due 05/15/23	200,000	197,625
5.000% due 10/01/24 ~	100,000	102,210
Brookfield Residential Properties Inc (Canada)
4.875% due 02/15/30 ~	65,000	60,902
6.250% due 09/15/27 ~	263,000	265,709
6.375% due 05/15/25 ~	78,000	78,284
Caesars Entertainment Inc
6.250% due 07/01/25 ~	1,150,000	1,200,318
8.125% due 07/01/27 ~	438,000	464,852
Caesars Resort Collection LLC
5.250% due 10/15/25 ~	524,000	507,659
5.750% due 07/01/25 ~	414,000	427,455
Caleres Inc 6.250% due 08/15/23	59,000	54,280
Carnival Corp
9.875% due 08/01/27 ~	280,000	296,657
10.500% due 02/01/26 ~	245,000	271,797
11.500% due 04/01/23 ~	1,075,000	1,206,618
Carvana Co
due 10/01/25 # ~	165,000	163,144
due 10/01/28 # ~	125,000	123,750
8.875% due 10/01/23 ~	284,000	296,604
CCM Merger Inc 6.000% due 03/15/22 ~	135,000	133,502
CD&R Smokey Buyer Inc 6.750% due 07/15/25 ~	40,000	42,250
Cedar Fair LP
5.250% due 07/15/29	55,000	52,309
5.375% due 06/01/24	200,000	191,876
5.375% due 04/15/27	80,000	79,800
5.500% due 05/01/25 ~	350,000	360,062

	Principal Amount	Value
Century Communities Inc
5.875% due 07/15/25	$150,000	$156,472
6.750% due 06/01/27	148,000	157,310
Churchill Downs Inc
4.750% due 01/15/28 ~	81,000	81,593
5.500% due 04/01/27 ~	230,000	240,606
Cinemark USA Inc
4.875% due 06/01/23	425,000	364,172
5.125% due 12/15/22	15,000	13,378
8.750% due 05/01/25 ~	120,000	127,725
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	186,000
Clarios Global LP
6.250% due 05/15/26 ~	311,000	326,682
6.750% due 05/15/25 ~	50,000	52,704
8.500% due 05/15/27 ~	562,000	584,002
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	83,365
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	101,052
Core & Main LP 6.125% due 08/15/25 ~	185,000	187,738
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	102,563
Dana Inc
5.375% due 11/15/27	188,000	193,052
5.500% due 12/15/24	200,000	204,500
5.625% due 06/15/28	100,000	103,414
Dealer Tire LLC 8.000% due 02/01/28 ~	150,000	153,375
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	234,597
Delta Air Lines Inc
2.900% due 10/28/24	250,000	222,792
3.625% due 03/15/22	300,000	295,141
3.750% due 10/28/29	175,000	149,579
3.800% due 04/19/23	150,000	145,202
4.375% due 04/19/28	150,000	133,690
7.375% due 01/15/26	90,000	94,474
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	149,283
10.750% due 09/01/24 ~	125,000	111,706
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	92,365
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	205,125
8.500% due 10/30/25 ~	200,000	210,875
Ferrellgas LP
6.500% due 05/01/21	100,000	91,613
6.750% due 06/15/23	350,000	317,151
10.000% due 04/15/25 ~	195,000	211,575
Fiat Chrysler Automobiles NV (United Kingdom) 5.250% due 04/15/23	450,000	473,344
FirstCash Inc 4.625% due 09/01/28 ~	150,000	153,656
Ford Motor Co
4.346% due 12/08/26	300,000	296,550
4.750% due 01/15/43	700,000	635,110
7.450% due 07/16/31	500,000	574,342
8.500% due 04/21/23	100,000	109,159
9.000% due 04/22/25	500,000	573,897
9.625% due 04/22/30	90,000	116,357
Ford Motor Credit Co LLC
2.979% due 08/03/22	200,000	197,848
3.087% due 01/09/23	450,000	441,891
3.096% due 05/04/23	200,000	195,800
3.219% due 01/09/22	200,000	200,490
3.339% due 03/28/22	200,000	199,595

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.350% due 11/01/22	$200,000	$197,272
3.370% due 11/17/23	200,000	197,375
3.470% due 04/05/21	225,000	225,141
3.664% due 09/08/24	225,000	220,567
3.810% due 01/09/24	225,000	223,172
3.813% due 10/12/21	375,000	376,641
3.815% due 11/02/27	400,000	381,744
4.063% due 11/01/24	200,000	200,145
4.125% due 08/17/27	200,000	194,875
4.134% due 08/04/25	200,000	198,458
4.140% due 02/15/23	200,000	202,244
4.250% due 09/20/22	225,000	227,317
4.271% due 01/09/27	200,000	196,595
4.375% due 08/06/23	275,000	279,895
4.389% due 01/08/26	250,000	247,500
4.687% due 06/09/25	350,000	355,215
5.113% due 05/03/29	275,000	282,906
5.584% due 03/18/24	200,000	208,317
5.596% due 01/07/22	200,000	205,000
5.875% due 08/02/21	225,000	229,641
Forestar Group Inc
5.000% due 03/01/28 ~	150,000	151,852
8.000% due 04/15/24 ~	145,000	153,141
G-III Apparel Group Ltd 7.875% due 08/15/25 ~	300,000	303,000
GC EOS Buyer Inc 9.250% due 08/01/25 ~	400,000	386,000
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	384,675
8.750% due 10/01/25 ~	110,000	86,969
Group 1 Automotive Inc 4.000% due 08/15/28 ~	140,000	137,812
Guitar Center Inc 9.500% due 10/15/21 ~	175,000	143,500
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	358,006
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	167,826
4.875% due 05/15/26 ~	380,000	406,362
5.375% due 05/15/25 ~	195,000	206,944
HD Supply Inc 5.375% due 10/15/26 ~	225,000	236,812
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	255,000	256,567
4.875% due 01/15/30	125,000	129,022
5.125% due 05/01/26	665,000	684,824
5.375% due 05/01/25 ~	50,000	51,989
5.750% due 05/01/28 ~	365,000	386,672
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	103,864
Hilton Worldwide Finance LLC
4.625% due 04/01/25	320,000	322,766
4.875% due 04/01/27	115,000	117,047
IAA Inc 5.500% due 06/15/27 ~	159,000	165,857
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	203,081
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	213,712
International Game Technology PLC
5.250% due 01/15/29 ~	400,000	405,142
6.250% due 02/15/22 ~	230,000	235,319
6.500% due 02/15/25 ~	600,000	641,520
IRB Holding Corp 7.000% due 06/15/25 ~	150,000	160,204
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	100,000	97,948
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	269,069
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	330,406

	Principal Amount	Value
KB Home
4.800% due 11/15/29	$75,000	$82,828
6.875% due 06/15/27	75,000	88,767
7.000% due 12/15/21	100,000	104,918
7.500% due 09/15/22	100,000	109,726
7.625% due 05/15/23	215,000	236,500
Ken Garff Automotive LLC 4.875% due 09/15/28 ~	300,000	295,875
KFC Holding Co
4.750% due 06/01/27 ~	100,000	105,220
5.000% due 06/01/24 ~	563,000	578,300
5.250% due 06/01/26 ~	492,000	512,418
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	103,653
L Brands Inc
5.250% due 02/01/28	270,000	261,731
5.625% due 02/15/22	403,000	420,279
5.625% due 10/15/23	200,000	209,375
6.625% due 10/01/30 ~	103,000	105,060
6.694% due 01/15/27	195,000	195,694
6.750% due 07/01/36	90,000	88,369
6.875% due 07/01/25 ~	240,000	259,562
6.875% due 11/01/35	150,000	148,077
6.950% due 03/01/33	265,000	236,139
7.500% due 06/15/29	175,000	183,171
9.375% due 07/01/25 ~	40,000	45,950
Lennar Corp
4.125% due 01/15/22	260,000	266,402
4.500% due 04/30/24	315,000	338,428
4.750% due 04/01/21	90,000	90,992
4.750% due 11/15/22	100,000	104,472
4.750% due 05/30/25	100,000	109,399
4.750% due 11/29/27	118,000	134,874
4.875% due 12/15/23	50,000	53,850
5.000% due 06/15/27	100,000	112,250
5.250% due 06/01/26	280,000	313,897
5.875% due 11/15/24	100,000	112,000
6.250% due 12/15/21	100,000	103,238
Levi Strauss & Co 5.000% due 05/01/25	180,000	184,500
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	78,830
Lions Gate Capital Holdings LLC
5.875% due 11/01/24 ~	190,000	187,368
6.375% due 02/01/24 ~	160,000	158,898
Lithia Motors Inc 4.625% due 12/15/27 ~	150,000	155,250
Live Nation Entertainment Inc
4.750% due 10/15/27 ~	317,000	297,386
4.875% due 11/01/24 ~	50,000	48,469
5.625% due 03/15/26 ~	81,000	78,368
6.500% due 05/15/27 ~	225,000	243,117
LTF Merger Sub Inc 8.500% due 06/15/23 ~	150,000	144,547
M/I Homes Inc 4.950% due 02/01/28	150,000	154,969
Macy’s Inc 8.375% due 06/15/25 ~	360,000	372,733
Macy’s Retail Holdings Inc
2.875% due 02/15/23	125,000	101,719
3.625% due 06/01/24	275,000	201,066
3.875% due 01/15/22	200,000	189,500
4.500% due 12/15/34	225,000	132,289
Marriott Ownership Resorts Inc
4.750% due 01/15/28	150,000	142,659
6.125% due 09/15/25 ~	65,000	68,106
6.500% due 09/15/26	245,000	251,968
Mattamy Group Corp (Canada)
4.625% due 03/01/30 ~	170,000	172,434
5.250% due 12/15/27 ~	82,000	84,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Mattel Inc
3.150% due 03/15/23	$395,000	$384,590
5.875% due 12/15/27 ~	116,000	125,062
6.200% due 10/01/40	134,000	130,415
6.750% due 12/31/25 ~	397,000	419,232
MDC Holdings Inc
3.850% due 01/15/30	150,000	157,406
5.500% due 01/15/24	100,000	108,114
6.000% due 01/15/43	150,000	181,781
Melco Resorts Finance Ltd (Hong Kong)
4.875% due 06/06/25 ~	285,000	291,602
5.625% due 07/17/27 ~	600,000	623,834
5.750% due 07/21/28 ~	400,000	407,916
Meritage Homes Corp 5.125% due 06/06/27	200,000	222,212
Meritor Inc
6.250% due 02/15/24	100,000	102,365
6.250% due 06/01/25 ~	175,000	183,312
MGM China Holdings Ltd (Macau)
5.375% due 05/15/24 ~	200,000	206,621
5.875% due 05/15/26 ~	200,000	206,468
MGM Resorts International
4.625% due 09/01/26	115,000	114,641
5.500% due 04/15/27	335,000	350,546
5.750% due 06/15/25	230,000	241,655
6.000% due 03/15/23	500,000	519,640
6.750% due 05/01/25	230,000	241,409
Michaels Stores Inc
due 10/01/27 # ~	200,000	198,625
8.000% due 07/15/27 ~	155,000	162,237
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	145,409
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	174,134
Murphy Oil USA Inc
4.750% due 09/15/29	99,000	105,664
5.625% due 05/01/27	100,000	106,606
Navistar International Corp
6.625% due 11/01/25 ~	326,000	335,169
9.500% due 05/01/25 ~	65,000	73,127
NCL Corp Ltd
3.625% due 12/15/24 ~	193,000	135,462
10.250% due 02/01/26 ~	130,000	135,850
12.250% due 05/15/24 ~	50,000	56,063
New Red Finance Inc (Canada)
due 10/15/30 # ~	183,000	184,868
3.875% due 01/15/28 ~	98,000	100,008
4.250% due 05/15/24 ~	515,000	525,017
4.375% due 01/15/28 ~	214,000	218,599
5.000% due 10/15/25 ~	804,000	825,752
5.750% due 04/15/25 ~	50,000	53,454
Newell Brands Inc
4.350% due 04/01/23	300,000	313,125
4.700% due 04/01/26	685,000	731,032
4.875% due 06/01/25	165,000	178,200
5.875% due 04/01/36	130,000	150,153
6.000% due 04/01/46	200,000	224,750
Nordstrom Inc
4.000% due 10/15/21	175,000	174,945
4.000% due 03/15/27	350,000	298,025
4.375% due 04/01/30	51,000	41,323
5.000% due 01/15/44	350,000	248,266
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	103,865
Penske Automotive Group Inc
3.500% due 09/01/25	139,000	138,045
5.500% due 05/15/26	315,000	325,645
5.750% due 10/01/22	100,000	100,000
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	50,125
5.500% due 10/15/27 ~	295,000	304,390

	Principal Amount	Value
PetSmart Inc
5.875% due 06/01/25 ~	$618,000	$634,130
7.125% due 03/15/23 ~	617,000	623,170
8.875% due 06/01/25 ~	75,000	77,903
Picasso Finance Sub Inc 6.125% due 06/15/25 ~	130,000	140,217
PM General Purchaser LLC due 10/01/28 # ~	30,000	31,172
Powdr Corp 6.000% due 08/01/25 ~	125,000	128,281
PulteGroup Inc
5.000% due 01/15/27	380,000	430,587
5.500% due 03/01/26	249,000	284,583
6.000% due 02/15/35	100,000	123,750
6.375% due 05/15/33	100,000	126,152
QVC Inc
4.375% due 03/15/23	150,000	156,412
4.375% due 09/01/28	225,000	229,359
4.450% due 02/15/25	125,000	129,062
4.750% due 02/15/27	175,000	180,055
4.850% due 04/01/24	100,000	105,010
5.450% due 08/15/34	300,000	297,000
Resideo Funding Inc 6.125% due 11/01/26 ~	90,000	88,875
Rite Aid Corp
7.500% due 07/01/25 ~	230,000	226,958
8.000% due 11/15/26 ~	248,000	248,465
Royal Caribbean Cruises Ltd
3.700% due 03/15/28	175,000	128,919
5.250% due 11/15/22	219,000	195,834
9.125% due 06/15/23 ~	532,000	564,585
10.875% due 06/01/23 ~	300,000	335,853
11.500% due 06/01/25 ~	560,000	651,207
Sally Holdings LLC 5.625% due 12/01/25	265,000	269,013
Scientific Games International Inc
5.000% due 10/15/25 ~	155,000	156,259
7.000% due 05/15/28 ~	224,000	224,927
7.250% due 11/15/29 ~	156,000	158,604
8.250% due 03/15/26 ~	600,000	628,929
8.625% due 07/01/25 ~	90,000	94,082
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	65,000	67,274
Shea Homes LP
4.750% due 02/15/28 ~	200,000	199,969
4.750% due 04/01/29 ~	150,000	149,906
6.125% due 04/01/25 ~	48,000	49,711
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	200,000	203,000
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	376,932
5.500% due 04/15/27 ~	100,000	94,955
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	235,000	250,422
Specialty Building Products Holdings LLC 6.375% due 09/30/26 ~	30,000	30,581
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	50,000	53,039
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	107,106
Staples Inc
7.500% due 04/15/26 ~	600,000	553,878
10.750% due 04/15/27 ~	297,000	238,528
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	450,231
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	176,106
5.000% due 10/01/25 ~	134,000	132,047
Studio City Finance Ltd (Macau)
6.000% due 07/15/25 ~	200,000	205,460
6.500% due 01/15/28 ~	200,000	210,000
7.250% due 02/11/24 ~	200,000	206,960

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Suburban Propane Partners LP
5.500% due 06/01/24	$50,000	$50,469
5.875% due 03/01/27	300,000	308,062
Taylor Morrison Communities Inc
5.125% due 08/01/30 ~	145,000	155,422
5.625% due 03/01/24 ~	100,000	106,864
5.750% due 01/15/28 ~	100,000	109,642
5.875% due 04/15/23 ~	150,000	158,047
5.875% due 06/15/27 ~	144,000	159,088
6.625% due 07/15/27 ~	100,000	107,664
Tempur Sealy International Inc
5.500% due 06/15/26	214,000	222,617
5.625% due 10/15/23	100,000	101,386
Tenneco Inc
5.000% due 07/15/26	180,000	133,768
5.375% due 12/15/24	25,000	19,250
Tesla Inc 5.300% due 08/15/25 ~	544,000	563,720
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	89,492
The Gap Inc
8.375% due 05/15/23 ~	65,000	71,947
8.625% due 05/15/25 ~	510,000	559,406
8.875% due 05/15/27 ~	135,000	153,731
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	127,912
5.000% due 05/31/26	180,000	175,196
5.125% due 11/15/23	615,000	614,616
9.500% due 05/31/25	145,000	157,601
The New Home Co Inc 7.250% due 04/01/22	119,000	118,526
The Scotts Miracle-Gro Co
4.500% due 10/15/29	200,000	212,506
5.250% due 12/15/26	100,000	106,981
The William Carter Co
5.500% due 05/15/25 ~	155,000	162,653
5.625% due 03/15/27 ~	214,000	223,897
Titan International Inc 6.500% due 11/30/23	50,000	37,583
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	106,125
4.350% due 02/15/28	400,000	435,424
4.375% due 04/15/23	200,000	209,776
5.875% due 02/15/22	100,000	104,125
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	107,106
5.700% due 06/15/28	150,000	164,625
5.875% due 06/15/24	200,000	216,625
Under Armour Inc 3.250% due 06/15/26	200,000	188,875
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	92,625
4.875% due 01/15/25	150,000	129,375
5.000% due 02/01/24	200,000	175,375
Univar Solutions USA Inc 5.125% due 12/01/27 ~	204,000	209,700
Vail Resorts Inc 6.250% due 05/15/25 ~	185,000	196,562
Viking Cruises Ltd
5.875% due 09/15/27 ~	434,000	338,249
13.000% due 05/15/25 ~	50,000	58,000
Vista Outdoor Inc 5.875% due 10/01/23	100,000	100,615
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	142,030
Wabash National Corp 5.500% due 10/01/25 ~	75,000	75,273
Williams Scotsman International Inc 4.625% due 08/15/28 ~	100,000	100,592

	Principal Amount	Value
Winnebago Industries Inc 6.250% due 07/15/28 ~	$350,000	$369,031
WMG Acquisition Corp
3.000% due 02/15/31 ~	121,000	117,945
3.875% due 07/15/30 ~	200,000	206,560
5.500% due 04/15/26 ~	200,000	208,212
Wolverine Escrow LLC
8.500% due 11/15/24 ~	230,000	189,175
9.000% due 11/15/26 ~	225,000	186,047
13.125% due 11/15/27 ~	150,000	105,375
Wolverine World Wide Inc
5.000% due 09/01/26 ~	100,000	100,813
6.375% due 05/15/25 ~	350,000	370,781
Wyndham Destinations Inc
4.250% due 03/01/22	100,000	99,712
4.625% due 03/01/30 ~	150,000	145,008
5.650% due 04/01/24	300,000	305,593
6.000% due 04/01/27	150,000	154,312
6.625% due 07/31/26 ~	217,000	227,738
Wyndham Hotels & Resorts Inc
4.375% due 08/15/28 ~	106,000	103,019
5.375% due 04/15/26 ~	185,000	188,584
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	150,000	142,500
5.250% due 05/15/27 ~	70,000	65,756
5.500% due 03/01/25 ~	700,000	673,312
Wynn Macau Ltd (Macau)
5.125% due 12/15/29 ~	390,000	374,887
5.500% due 10/01/27 ~	400,000	389,000
5.625% due 08/26/28 ~	300,000	291,750
Wynn Resorts Finance LLC
5.125% due 10/01/29 ~	210,000	203,962
7.750% due 04/15/25 ~	70,000	74,221
Yum! Brands Inc
3.625% due 03/15/31	225,000	225,422
3.750% due 11/01/21	200,000	203,867
5.350% due 11/01/43	100,000	106,500
6.875% due 11/15/37	100,000	120,429
7.750% due 04/01/25 ~	50,000	55,313
ZF North America Capital Inc (Germany)
4.500% due 04/29/22 ~	400,000	411,518
4.750% due 04/29/25 ~	150,000	153,741

		85,869,969

Consumer, Non-Cyclical - 17.8%

Acadia Healthcare Co Inc
due 04/15/29 # ~	225,000	227,531
5.500% due 07/01/28 ~	265,000	273,053
5.625% due 02/15/23	215,000	216,904
6.500% due 03/01/24	100,000	102,990
ACCO Brands Corp 5.250% due 12/15/24 ~	200,000	205,479
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	64,575
AdaptHealth LLC 6.125% due 08/01/28 ~	250,000	259,425
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	93,406
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	100,365
Air Methods Corp 8.000% due 05/15/25 ~	130,000	102,524
Albertsons Cos Inc
3.250% due 03/15/26 ~	103,000	102,466
3.500% due 02/15/23 ~	87,000	88,544
3.500% due 03/15/29 ~	188,000	182,830
4.625% due 01/15/27 ~	375,000	384,092
4.875% due 02/15/30 ~	378,000	394,443
5.750% due 03/15/25	456,000	472,049
5.875% due 02/15/28 ~	177,000	189,247
7.500% due 03/15/26 ~	125,000	137,364

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	$145,000	$144,364
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	522,000	556,582
9.750% due 07/15/27 ~	297,000	323,213
AMN Healthcare Inc
4.625% due 10/01/27 ~	217,000	222,832
5.125% due 10/01/24 ~	100,000	102,740
Aptim Corp 7.750% due 06/15/25 ~	150,000	78,547
APX Group Inc
6.750% due 02/15/27 ~	440,000	457,257
7.625% due 09/01/23	100,000	101,188
7.875% due 12/01/22	269,000	269,504
ASGN Inc 4.625% due 05/15/28 ~	79,000	79,459
Atento Luxco 1 SA (Brazil) 6.125% due 08/10/22 ~	150,000	146,250
Avantor Funding Inc 4.625% due 07/15/28 ~	150,000	155,812
Avantor Inc 6.000% due 10/01/24 ~	435,000	455,119
Avis Budget Car Rental LLC
5.750% due 07/15/27 ~	425,000	383,559
6.375% due 04/01/24 ~	100,000	95,280
10.500% due 05/15/25 ~	200,000	228,875
Avon International Capital PLC (United Kingdom) 6.500% due 08/15/22 ~	125,000	125,625
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	324,768
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	213,250
B&G Foods Inc
5.250% due 04/01/25	408,000	419,628
5.250% due 09/15/27	107,000	111,736
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	159,524
9.250% due 04/01/26 ~	385,000	424,000
Bausch Health Cos Inc
5.000% due 01/30/28 ~	240,000	233,400
5.250% due 01/30/30 ~	500,000	493,190
5.500% due 11/01/25 ~	246,000	252,088
5.750% due 08/15/27 ~	140,000	148,838
5.875% due 05/15/23 ~	21,000	20,911
6.125% due 04/15/25 ~	800,000	819,800
6.250% due 02/15/29 ~	450,000	463,500
7.000% due 03/15/24 ~	1,355,000	1,403,780
7.000% due 01/15/28 ~	388,000	410,966
7.250% due 05/30/29 ~	98,000	105,638
9.000% due 12/15/25 ~	539,000	587,672
Capitol Investment Merger Sub 2 LLC 10.000% due 08/01/24 ~	125,000	131,315
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	100,365
Carriage Services Inc 6.625% due 06/01/26 ~	225,000	237,051
Catalent Pharma Solutions Inc
4.875% due 01/15/26 ~	175,000	179,123
5.000% due 07/15/27 ~	115,000	119,794
Centene Corp
due 10/15/30 #	305,000	311,100
3.375% due 02/15/30	196,000	203,657
4.250% due 12/15/27	1,065,000	1,116,913
4.625% due 12/15/29	1,106,000	1,194,430
4.750% due 05/15/22	550,000	557,150
4.750% due 01/15/25	761,000	783,107
5.250% due 04/01/25 ~	325,000	338,162
5.375% due 06/01/26 ~	300,000	317,016
5.375% due 08/15/26 ~	140,000	148,722

	Principal Amount	Value
Central Garden & Pet Co 5.125% due 02/01/28	$100,000	$105,356
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	192,000	201,827
5.500% due 04/01/26 ~	100,000	105,500
Chobani LLC 7.500% due 04/15/25 ~	125,000	129,611
CHS
6.250% due 03/31/23	415,000	406,181
6.625% due 02/15/25 ~	1,310,000	1,270,438
6.875% due 02/01/22	100,000	89,313
6.875% due 04/01/28 ~	459,000	217,738
8.000% due 03/15/26 ~	250,000	245,722
8.000% due 12/15/27 ~	189,000	185,220
8.125% due 06/30/24 ~	378,000	276,885
8.625% due 01/15/24 ~	530,000	528,344
9.875% due 06/30/23 ~	300,000	233,593
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	285,318
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	51,801
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	225,775
Coty Inc 6.500% due 04/15/26 ~	75,000	59,063
Darling Ingredients Inc 5.250% due 04/15/27 ~	99,000	104,136
DaVita Inc
3.750% due 02/15/31 ~	454,000	438,587
4.625% due 06/01/30 ~	440,000	451,891
Del Monte Foods Inc 11.875% due 05/15/25 ~	210,000	222,206
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	49,932
Edgewell Personal Care Co
4.700% due 05/24/22	200,000	206,750
5.500% due 06/01/28 ~	100,000	105,362
Elanco Animal Health Inc
4.912% due 08/27/21	35,000	36,006
5.272% due 08/28/23	395,000	423,884
5.900% due 08/28/28	130,000	150,637
Emergent BioSolutions Inc 3.875% due 08/15/28 ~	150,000	150,964
Encompass Health Corp
due 04/01/31 #	60,000	60,000
4.500% due 02/01/28	149,000	149,997
4.750% due 02/01/30	156,000	158,532
5.125% due 03/15/23	100,000	100,865
5.750% due 11/01/24	263,000	263,888
5.750% due 09/15/25	100,000	103,313
Endo Dac
6.000% due 06/30/28 ~	366,000	269,376
9.500% due 07/31/27 ~	275,000	287,891
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	96,356
Garda World Security Corp (Canada)
4.625% due 02/15/27 ~	395,000	397,962
9.500% due 11/01/27 ~	78,000	82,032
Gartner Inc
3.750% due 10/01/30 ~	97,000	98,302
4.500% due 07/01/28 ~	150,000	157,342
Global Medical Response Inc due 10/01/25 # ~	150,000	149,078
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	105,606
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	98,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
HCA Inc
3.500% due 09/01/30	$1,050,000	$1,071,259
5.375% due 02/01/25	640,000	701,750
5.375% due 09/01/26	300,000	332,062
5.625% due 09/01/28	425,000	486,933
5.875% due 05/01/23	350,000	381,500
5.875% due 02/15/26	300,000	336,375
5.875% due 02/01/29	275,000	320,844
7.050% due 12/01/27	170,000	198,741
7.690% due 06/15/25	150,000	176,797
8.360% due 04/15/24	100,000	118,250
Herbalife Nutrition Ltd 7.875% due 09/01/25 ~	170,000	182,750
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	342,053
Hill-Rom Holdings Inc
4.375% due 09/15/27 ~	66,000	68,501
5.000% due 02/15/25 ~	125,000	129,453
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	66,889
Hologic Inc
3.250% due 02/15/29 ~	209,000	210,698
4.375% due 10/15/25 ~	315,000	322,245
4.625% due 02/01/28 ~	100,000	105,394
Horizon Therapeutics USA Inc 5.500% due 08/01/27 ~	200,000	212,588
Ingles Markets Inc 5.750% due 06/15/23	84,000	85,454
IQVIA Inc
5.000% due 10/15/26 ~	300,000	314,062
5.000% due 05/15/27 ~	200,000	210,107
Jaguar Holding Co II
4.625% due 06/15/25 ~	35,000	36,107
5.000% due 06/15/28 ~	55,000	57,475
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	208,750
7.000% due 01/15/26 ~	450,000	481,108
JBS USA LUX SA
5.500% due 01/15/30 ~	421,000	459,416
5.750% due 06/15/25 ~	562,000	580,715
5.875% due 07/15/24 ~	92,000	93,907
6.500% due 04/15/29 ~	298,000	331,144
6.750% due 02/15/28 ~	285,000	310,282
Korn Ferry 4.625% due 12/15/27 ~	150,000	152,250
Kraft Heinz Foods Co
3.000% due 06/01/26	2,500,000	2,577,362
3.750% due 04/01/30 ~	750,000	792,961
4.250% due 03/01/31 ~	135,000	148,384
4.375% due 06/01/46	3,250,000	3,346,423
4.625% due 01/30/29	25,000	27,856
4.625% due 10/01/39 ~	162,000	172,276
5.500% due 06/01/50 ~	200,000	229,644
6.875% due 01/26/39	150,000	201,086
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	264,225
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	230,000	240,350
4.875% due 11/01/26 ~	375,000	391,641
4.875% due 05/15/28 ~	83,000	89,796
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	49,020
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	180,730
LifePoint Health Inc
4.375% due 02/15/27 ~	230,000	230,862
6.750% due 04/15/25 ~	180,000	189,900
Magellan Health Inc 4.900% due 09/22/24	150,000	154,928
Mallinckrodt International Finance SA
5.750% due 08/01/22 ~	110,000	29,425
10.000% due 04/15/25 ~	187,000	143,990

	Principal Amount	Value
MEDNAX Inc
5.250% due 12/01/23 ~	$165,000	$166,882
6.250% due 01/15/27 ~	350,000	363,555
Molina Healthcare Inc
4.375% due 06/15/28 ~	150,000	153,225
4.875% due 06/15/25 ~	250,000	255,911
5.375% due 11/15/22	120,000	125,625
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	442,000	454,707
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,500
Nielsen Finance LLC
5.000% due 04/15/22 ~	670,000	672,345
5.625% due 10/01/28 ~	220,000	226,600
5.875% due 10/01/30 ~	100,000	103,688
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	525,000	533,859
Owens & Minor Inc 3.875% due 09/15/21	100,000	100,888
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	819,000	859,123
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	496,000	505,920
5.875% due 09/30/27 ~	152,000	157,130
Polaris Intermediate Corp 8.500% Cash or 9.250% PIK due 12/01/22 ~	368,000	374,900
Post Holdings Inc
4.625% due 04/15/30 ~	314,000	323,420
5.000% due 08/15/26 ~	659,000	676,618
5.500% due 12/15/29 ~	325,000	348,164
5.625% due 01/15/28 ~	108,000	114,582
5.750% due 03/01/27 ~	205,000	216,083
Prestige Brands Inc
5.125% due 01/15/28 ~	133,000	137,655
6.375% due 03/01/24 ~	205,000	210,509
Prime Security Services Borrower LLC
3.375% due 08/31/27 ~	170,000	163,731
5.250% due 04/15/24 ~	226,000	237,159
5.750% due 04/15/26 ~	246,000	263,612
6.250% due 01/15/28 ~	685,000	694,528
Quorum Health Corp 11.625% due 04/15/23 y	9,000	1,293
Radiology Partners Inc 9.250% due 02/01/28 ~	55,000	57,338
Refinitiv US Holdings Inc
6.250% due 05/15/26 ~	215,000	229,916
8.250% due 11/15/26 ~	630,000	691,425
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	500,000	532,500
Revlon Consumer Products Corp
5.750% due 02/15/21	150,000	52,922
6.250% due 08/01/24	100,000	14,750
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	220,000	226,875
Sabre GLBL Inc
5.250% due 11/15/23 ~	280,000	274,400
7.375% due 09/01/25 ~	518,000	523,957
9.250% due 04/15/25 ~	50,000	55,122
Safeway Inc 7.250% due 02/01/31	150,000	169,284
Select Medical Corp 6.250% due 08/15/26 ~	424,000	441,613
Service Corp International
3.375% due 08/15/30	426,000	427,331
4.625% due 12/15/27	53,000	56,291
5.125% due 06/01/29	206,000	228,623
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	203,963
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	174,634
7.750% due 01/15/24 ~	50,000	52,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Sotheby’s 7.375% due 10/15/27 ~	$200,000	$200,338
Spectrum Brands Inc
5.000% due 10/01/29 ~	86,000	89,440
5.750% due 07/15/25	449,000	464,041
Surgery Center Holdings Inc
6.750% due 07/01/25 ~	275,000	274,944
10.000% due 04/15/27 ~	290,000	309,394
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	138,000
Teleflex Inc
4.250% due 06/01/28 ~	95,000	98,444
4.625% due 11/15/27	156,000	164,551
4.875% due 06/01/26	150,000	155,409
Tenet Healthcare Corp
4.625% due 07/15/24	590,000	592,065
4.625% due 09/01/24 ~	87,000	87,788
4.625% due 06/15/28 ~	65,000	65,670
4.875% due 01/01/26 ~	545,000	553,851
5.125% due 05/01/25	300,000	300,675
5.125% due 11/01/27 ~	526,000	542,359
6.125% due 10/01/28 ~	375,000	365,859
6.250% due 02/01/27 ~	530,000	547,811
6.750% due 06/15/23	778,000	817,678
7.000% due 08/01/25	395,000	407,314
7.500% due 04/01/25 ~	50,000	53,946
8.125% due 04/01/22	714,000	794,254
The ADT Security Corp
3.500% due 07/15/22	650,000	661,375
4.875% due 07/15/32 ~	200,000	202,500
The Brink’s Co
4.625% due 10/15/27 ~	197,000	197,187
5.500% due 07/15/25 ~	150,000	156,469
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	179,750
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	200,000	203,625
5.500% due 10/01/21 ~	128,000	128,360
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	251,125
TreeHouse Foods Inc
4.000% due 09/01/28	115,000	116,524
6.000% due 02/15/24 ~	215,000	220,935
United Rentals North America Inc
3.875% due 11/15/27	127,000	130,969
3.875% due 02/15/31	500,000	508,437
4.000% due 07/15/30	125,000	127,969
4.625% due 10/15/25	85,000	87,019
4.875% due 01/15/28	715,000	751,644
5.250% due 01/15/30	142,000	155,224
5.500% due 05/15/27	260,000	277,062
5.875% due 09/15/26	170,000	179,327
US Foods Inc
5.875% due 06/15/24 ~	316,000	318,860
6.250% due 04/15/25 ~	120,000	127,210
US Renal Care Inc 10.625% due 07/15/27 ~	175,000	186,014
Vector Group Ltd
6.125% due 02/01/25 ~	210,000	209,979
10.500% due 11/01/26 ~	173,000	176,352
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	354,182
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	211,614
WEX Inc 4.750% due 02/01/23 ~	300,000	301,468
WW International Inc 8.625% due 12/01/25 ~	75,000	78,469

		74,341,676

	Principal Amount	Value
Diversified - 0.1%

Stena AB (Sweden) 7.000% due 02/01/24 ~	$100,000	$98,064
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	195,271
6.125% due 02/01/25 ~	146,000	140,799
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	139,000	130,757

		564,891

Energy - 12.8%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	270,437
Aker BP ASA (Norway)
5.875% due 03/31/25 ~	150,000	156,007
6.000% due 07/01/22 ~	200,000	203,000
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	71,500
American Midstream Partners LP 9.500% due 12/15/21 ~	75,000	74,709
Antero Midstream Partners LP
5.375% due 09/15/24	200,000	171,500
5.750% due 03/01/27 ~	200,000	166,000
5.750% due 01/15/28 ~	197,000	162,505
Antero Resources Corp
5.000% due 03/01/25	150,000	94,031
5.125% due 12/01/22	700,000	571,812
5.625% due 06/01/23	100,000	72,625
Apache Corp
4.250% due 01/15/30	250,000	225,781
4.375% due 10/15/28	208,000	190,710
4.625% due 11/15/25	130,000	124,150
4.750% due 04/15/43	750,000	668,175
4.875% due 11/15/27	215,000	203,578
5.100% due 09/01/40	712,000	641,352
Archrock Partners LP
6.250% due 04/01/28 ~	130,000	122,850
6.875% due 04/01/27 ~	156,000	150,183
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	61,400
10.000% due 04/01/22 ~	493,000	486,837
Baytex Energy Corp (Canada)
5.625% due 06/01/24 ~	120,000	68,237
8.750% due 04/01/27 ~	185,000	83,944
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	125,000	97,633
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	328,000	320,710
6.625% due 07/15/26 ~	50,000	44,178
Buckeye Partners LP
3.950% due 12/01/26	175,000	163,779
4.125% due 03/01/25 ~	127,000	121,523
4.150% due 07/01/23	150,000	148,562
4.500% due 03/01/28 ~	105,000	101,456
5.850% due 11/15/43	250,000	232,367
6.375% due 01/22/78	200,000	132,859
Callon Petroleum Co
6.125% due 10/01/24	200,000	57,625
6.250% due 04/15/23	187,000	60,423
8.250% due 07/15/25	100,000	27,365
Calumet Specialty Products Partners LP
7.750% due 04/15/23	250,000	224,714
9.250% due 07/15/24 ~	162,000	177,233
11.000% due 04/15/25 ~	133,000	120,696
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	200,000	195,371
3.800% due 09/15/23	50,000	48,385
5.375% due 07/15/25	285,000	274,639
6.750% due 11/15/39	875,000	879,319

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
ChampionX Corp 6.375% due 05/01/26	$100,000	$95,875
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	230,531
Cheniere Energy Inc 4.625% due 10/15/28 ~	265,000	272,453
Cheniere Energy Partners LP
4.500% due 10/01/29	494,000	507,333
5.250% due 10/01/25	467,000	478,208
5.625% due 10/01/26	395,000	411,471
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	101,606
CNX Resources Corp
5.875% due 04/15/22	44,000	44,110
7.250% due 03/14/27 ~	250,000	255,317
Comstock Resources Inc
7.500% due 05/15/25 ~	381,000	364,807
9.750% due 08/15/26	350,000	360,281
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	44,365
Continental Resources Inc
3.800% due 06/01/24	350,000	325,363
4.375% due 01/15/28	300,000	259,899
4.500% due 04/15/23	400,000	382,096
4.900% due 06/01/44	225,000	170,517
5.000% due 09/15/22	325,000	323,092
Conuma Coal Resources Ltd (Canada) 10.000% due 05/01/23 ~	3,000	2,415
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	125,408
5.750% due 04/01/25	85,000	77,563
6.250% due 04/01/23	300,000	294,064
CrownRock LP 5.625% due 10/15/25 ~	344,000	325,080
CSI Compressco LP 7.500% due 04/01/25 ~	200,000	176,603
CVR Energy Inc
5.250% due 02/15/25 ~	210,000	183,356
5.750% due 02/15/28 ~	125,000	106,563
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	148,755
5.125% due 05/15/29	74,000	73,015
5.375% due 07/15/25	200,000	206,716
5.600% due 04/01/44	100,000	91,776
5.625% due 07/15/27	235,000	240,640
5.850% due 05/21/43 ~	100,000	73,430
6.450% due 11/03/36 ~	403,000	385,367
6.750% due 09/15/37 ~	100,000	96,430
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	91,483
5.750% due 01/30/28 ~	339,000	341,331
6.625% due 07/15/25 ~	130,000	133,778
EnLink Midstream LLC 5.375% due 06/01/29	164,000	133,250
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	259,059
4.850% due 07/15/26	400,000	346,544
5.050% due 04/01/45	200,000	128,245
5.450% due 06/01/47	125,000	78,670
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	201,000	77,006
Enviva Partners LP 6.500% due 01/15/26 ~	260,000	274,462
EP Energy LLC 7.750% due 05/15/26 y ~	165,000	36,919
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	110,835
4.750% due 07/15/23	104,000	104,052
6.000% due 07/01/25 ~	100,000	103,250
6.500% due 07/01/27 ~	140,000	148,601
6.500% due 07/15/48	451,000	425,489

	Principal Amount	Value
EQT Corp
3.000% due 10/01/22	$10,000	$9,810
3.900% due 10/01/27	275,000	251,109
7.875% due 02/01/25	640,000	710,301
Exterran Energy Solutions LP 8.125% due 05/01/25	200,000	171,479
FTS International Inc 6.250% due 05/01/22 y	150,000	51,750
Genesis Energy LP
5.625% due 06/15/24	300,000	256,449
6.000% due 05/15/23	150,000	136,594
6.500% due 10/01/25	170,000	146,094
7.750% due 02/01/28	195,000	169,609
Global Partners LP
due 01/15/29 # ~	100,000	101,250
7.000% due 06/15/23	100,000	102,313
7.000% due 08/01/27	150,000	153,310
Gulfport Energy Corp
6.000% due 10/15/24	335,000	208,747
6.375% due 05/15/25	150,000	92,047
Harvest Midstream I LP 7.500% due 09/01/28 ~	150,000	149,625
Hess Midstream Operations LP
5.125% due 06/15/28 ~	240,000	239,676
5.625% due 02/15/26 ~	200,000	204,121
HighPoint Operating Corp 8.750% due 06/15/25	150,000	38,250
Hilcorp Energy I LP
5.000% due 12/01/24 ~	77,074	70,226
5.750% due 10/01/25 ~	67,000	60,879
6.250% due 11/01/28 ~	320,000	292,307
Holly Energy Partners LP 5.000% due 02/01/28 ~	59,000	57,931
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	92,699
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	186,498
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	139,715
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	49,500
Laredo Petroleum Inc
9.500% due 01/15/25	180,000	107,435
10.125% due 01/15/28	125,000	74,050
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	79,200
Matador Resources Co 5.875% due 09/15/26	330,000	276,482
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	204,000	200,267
7.000% due 03/31/24 ~	240,000	223,800
7.125% due 02/01/27 ~	360,000	323,759
Montage Resources Corp 8.875% due 07/15/23	100,000	101,875
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	150,000	90,534
10.500% due 05/15/27 ~	350,000	219,996
Murphy Oil Corp
5.750% due 08/15/25	652,000	570,487
5.875% due 12/01/27	117,000	100,033
6.875% due 08/15/24	60,000	55,613
Nabors Industries Inc 5.750% due 02/01/25	85,000	28,997
Nabors Industries Ltd
7.250% due 01/15/26 ~	419,000	207,929
7.500% due 01/15/28 ~	150,000	72,656
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	132,253

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	$250,000	$223,605
New Fortress Energy Inc 6.750% due 09/15/25 ~	268,000	280,696
Newfield Exploration Co
5.375% due 01/01/26	400,000	376,527
5.625% due 07/01/24	181,000	176,191
5.750% due 01/30/22	455,000	457,735
NGL Energy Partners LP
6.125% due 03/01/25	100,000	59,865
7.500% due 11/01/23	195,000	130,406
7.500% due 04/15/26	150,000	93,292
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	44,089
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	52	43
NuStar Logistics LP
4.750% due 02/01/22	100,000	99,750
5.625% due 04/28/27	230,000	227,700
5.750% due 10/01/25	50,000	51,765
6.000% due 06/01/26	171,000	171,775
6.375% due 10/01/30	45,000	46,800
Occidental Petroleum Corp
2.700% due 08/15/22	480,000	449,374
2.700% due 02/15/23	361,000	331,217
2.900% due 08/15/24	658,000	559,497
3.000% due 02/15/27	150,000	118,153
3.125% due 02/15/22	325,000	308,379
3.200% due 08/15/26	650,000	516,750
3.400% due 04/15/26	225,000	180,000
3.500% due 06/15/25	150,000	124,781
3.500% due 08/15/29	386,000	296,602
4.100% due 02/15/47	250,000	169,375
4.400% due 04/15/46	1,775,000	1,269,427
5.550% due 03/15/26	325,000	294,882
5.875% due 09/01/25	239,000	219,482
6.375% due 09/01/28	200,000	185,515
6.450% due 09/15/36	1,050,000	894,490
6.625% due 09/01/30	429,000	396,557
6.950% due 07/01/24	150,000	145,741
7.500% due 05/01/31	150,000	142,875
7.875% due 09/15/31	150,000	146,156
8.000% due 07/15/25	105,000	105,851
8.500% due 07/15/27	150,000	151,438
8.875% due 07/15/30	200,000	206,375
Oceaneering International Inc
4.650% due 11/15/24	100,000	73,371
6.000% due 02/01/28	150,000	94,200
Ovintiv Inc
3.900% due 11/15/21	175,000	175,012
6.500% due 08/15/34	700,000	653,107
7.375% due 11/01/31	300,000	299,958
Pacific Drilling SA 8.375% due 10/01/23 ~	140,000	22,836
Parkland Corp (Canada)
5.875% due 07/15/27 ~	132,000	139,012
6.000% due 04/01/26 ~	175,000	183,641
Parsley Energy LLC
4.125% due 02/15/28 ~	150,000	141,360
5.250% due 08/15/25 ~	100,000	99,250
5.375% due 01/15/25 ~	235,000	235,000
5.625% due 10/15/27 ~	192,000	191,400
PBF Holding Co LLC
6.000% due 02/15/28 ~	195,000	131,220
7.250% due 06/15/25	225,000	170,461
9.250% due 05/15/25 ~	140,000	143,702
PBF Logistics LP 6.875% due 05/15/23	262,000	247,095

	Principal Amount	Value
PDC Energy Inc
5.750% due 05/15/26	$150,000	$140,250
6.125% due 09/15/24	200,000	191,000
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	50,150
6.375% due 03/31/25 ~	240,000	98,400
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	33,656
7.125% due 01/15/26 ~	200,000	129,348
7.750% due 12/15/23	100,000	76,313
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	169,987
QEP Resources Inc
5.250% due 05/01/23	309,000	225,377
5.625% due 03/01/26	221,000	125,970
Range Resources Corp
4.875% due 05/15/25	88,000	79,649
5.000% due 03/15/23	494,000	470,226
9.250% due 02/01/26 ~	320,000	329,350
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	65,644
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	245,675
6.875% due 04/15/40 ~	200,000	209,146
Ruby Pipeline LLC 7.750% due 04/01/22 ~	204,545	172,034
SESI LLC 7.750% due 09/15/24	220,000	55,000
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	328,487
6.750% due 05/01/23 ~	50,000	48,984
6.875% due 06/30/23 ~	150,000	147,118
SM Energy Co
5.625% due 06/01/25	113,000	51,262
6.625% due 01/15/27	100,000	44,710
6.750% due 09/15/26	60,000	26,914
10.000% due 01/15/25 ~	450,000	428,344
Southwestern Energy Co
6.450% due 01/23/25	100,000	97,278
7.500% due 04/01/26	420,000	411,600
7.750% due 10/01/27	80,000	77,792
8.375% due 09/15/28	150,000	147,673
Summit Midstream Holdings LLC 5.750% due 04/15/25 Y	140,000	80,426
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	165,527
Suncor Energy Ventures Corp (Canada) 4.500% due 04/01/22 ~	100,000	102,822
Sunoco LP
4.875% due 01/15/23	155,000	156,340
5.500% due 02/15/26	565,000	566,305
6.000% due 04/15/27	109,000	112,202
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	315,000	299,444
5.500% due 09/15/24 ~	395,000	372,287
5.500% due 01/15/28 ~	163,000	147,174
7.500% due 10/01/25 ~	100,000	100,593
Targa Resources Partners LP
4.250% due 11/15/23	50,000	49,630
4.875% due 02/01/31 ~	86,000	83,446
5.125% due 02/01/25	150,000	150,092
5.250% due 05/01/23	77,000	77,023
5.375% due 02/01/27	837,000	843,642
5.500% due 03/01/30 ~	500,000	497,970
5.875% due 04/15/26	490,000	504,002
6.500% due 07/15/27	96,000	100,320
6.875% due 01/15/29	60,000	64,520
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	49,301
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	61,637
4.750% due 01/15/30 ~	177,000	188,454
5.000% due 01/31/28 ~	141,000	154,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
TransMontaigne Partners LP 6.125% due 02/15/26	$50,000	$51,928
Transocean Guardian Ltd 5.875% due 01/15/24 ~	487,500	316,875
Transocean Inc 11.500% due 01/30/27 ~	547,000	220,851
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	130,000	120,250
Transocean Pontus Ltd 6.125% due 08/01/25 ~	253,500	228,150
Transocean Proteus Ltd 6.250% due 12/01/24 ~	84,500	75,311
Transocean Sentry Ltd 5.375% due 05/15/23 ~	136,000	93,160
USA Compression Partners LP
6.875% due 04/01/26	135,000	134,072
6.875% due 09/01/27	305,000	302,960
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	41,682
Vine Oil & Gas LP 8.750% due 04/15/23 ~	200,000	136,000
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	39,468
W&T Offshore Inc 9.750% due 11/01/23 ~	150,000	103,674
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	87,653
Weatherford International Ltd
8.750% due 09/01/24 ~	155,000	159,222
11.000% due 12/01/24 ~	600,000	361,500
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	80,990
Western Midstream Operating LP
4.000% due 07/01/22	325,000	327,535
4.100% due 02/01/25	805,000	768,042
4.650% due 07/01/26	75,000	73,125
5.050% due 02/01/30	50,000	48,813
5.375% due 06/01/21	225,000	227,812
6.250% due 02/01/50	800,000	742,432
WPX Energy Inc
4.500% due 01/15/30	125,000	123,668
5.250% due 09/15/24	40,000	41,900
5.250% due 10/15/27	56,000	56,935
5.750% due 06/01/26	525,000	544,359
5.875% due 06/15/28	60,000	62,776

		53,335,326

Financial - 9.6%

Acrisure LLC
7.000% due 11/15/25 ~	275,000	270,669
8.125% due 02/15/24 ~	296,000	310,725
10.125% due 08/01/26 ~	100,000	111,000
Advisor Group Holdings Inc 10.750% due 08/01/27 ~	100,000	102,794
AerCap Holdings NV (Ireland) 5.875% due 10/10/79	200,000	153,681
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	69,825
Alliant Holdings Intermediate LLC 6.750% due 10/15/27 ~	300,000	315,243
Ally Financial Inc 5.750% due 11/20/25	200,000	224,864
AmWINS Group Inc 7.750% due 07/01/26 ~	381,000	409,026
Assurant Inc 7.000% due 03/27/48	200,000	215,815
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	65,387

	Principal Amount	Value
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	$300,000	$236,983
CIT Group Inc
3.929% due 06/19/24	65,000	65,569
4.125% due 03/09/21	45,000	45,102
4.750% due 02/16/24	101,000	104,124
5.000% due 08/15/22	210,000	216,865
5.000% due 08/01/23	371,000	385,608
5.250% due 03/07/25	165,000	174,879
6.125% due 03/09/28	170,000	194,405
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	341,686
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	385,000	405,621
CoreCivic Inc REIT
4.625% due 05/01/23	300,000	285,937
4.750% due 10/15/27	60,000	50,889
Credit Acceptance Corp
5.125% due 12/31/24 ~	180,000	179,177
6.625% due 03/15/26	200,000	207,375
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,432
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	260,591
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	83,302
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	381,990
4.500% due 04/01/25	500,000	504,060
4.875% due 12/01/32	200,000	192,163
5.882% due 07/08/31	150,000	154,943
Diversified Healthcare Trust REIT
4.750% due 05/01/24	100,000	97,569
4.750% due 02/15/28	200,000	176,500
9.750% due 06/15/25	215,000	240,834
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	510,483
Enova International Inc 8.500% due 09/15/25 ~	200,000	189,500
ESH Hospitality Inc REIT
4.625% due 10/01/27 ~	157,000	154,256
5.250% due 05/01/25 ~	400,000	404,590
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	145,000	149,063
FelCor Lodging LP REIT 6.000% due 06/01/25	175,000	173,013
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	110,000	123,613
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	150,300
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	150,172
8.250% due 04/15/25 ~	200,000	204,560
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	159,706
Genworth Holdings Inc
4.900% due 08/15/23	316,000	291,707
6.500% due 06/15/34	100,000	91,563
7.625% due 09/24/21	250,000	250,639
Genworth Mortgage Holdings Inc 6.500% due 08/15/25 ~	210,000	219,912
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	502,581	282,074
goeasy Ltd (Canada) 5.375% due 12/01/24 ~	82,000	83,187
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	104,288
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	159,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
HAT Holdings I LLC REIT
3.750% due 09/15/30 ~	$500,000	$503,750
5.250% due 07/15/24 ~	100,000	104,405
HUB International Ltd 7.000% due 05/01/26 ~	495,000	513,441
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	269,613
Icahn Enterprises LP
4.750% due 09/15/24	326,000	330,585
5.250% due 05/15/27	327,000	341,690
6.250% due 02/01/22	525,000	531,717
6.250% due 05/15/26	405,000	423,160
6.375% due 12/15/25	50,000	51,529
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	210,332
5.710% due 01/15/26 ~	900,000	982,081
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	615,000	619,545
4.875% due 09/15/27 ~	125,000	127,833
4.875% due 09/15/29 ~	535,000	544,897
5.000% due 07/15/28 ~	65,000	66,706
5.250% due 03/15/28 ~	224,000	233,660
5.250% due 07/15/30 ~	175,000	182,766
5.625% due 07/15/32 ~	65,000	68,729
iStar Inc REIT
4.250% due 08/01/25	139,000	130,051
4.750% due 10/01/24	137,000	132,791
5.500% due 02/15/26	150,000	140,955
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	153,000
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	418,425
Ladder Capital Finance Holdings LLLP REIT
4.250% due 02/01/27 ~	155,000	134,462
5.250% due 03/15/22 ~	65,000	63,882
5.250% due 10/01/25 ~	250,000	232,031
LPL Holdings Inc
4.625% due 11/15/27 ~	150,000	151,969
5.750% due 09/15/25 ~	430,000	446,899
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	91,451
MGIC Investment Corp 5.250% due 08/15/28	169,000	175,181
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	50,871
4.500% due 01/15/28	100,000	102,231
4.625% due 06/15/25 ~	295,000	301,195
5.750% due 02/01/27	230,000	248,185
MPT Operating Partnership LP REIT
4.625% due 08/01/29	235,000	244,915
5.000% due 10/15/27	220,000	229,784
5.250% due 08/01/26	550,000	567,875
6.375% due 03/01/24	100,000	102,857
Nationstar Mortgage Holdings Inc
5.500% due 08/15/28 ~	146,000	146,091
6.000% due 01/15/27 ~	295,000	301,219
9.125% due 07/15/26 ~	180,000	193,332
Navient Corp
5.000% due 03/15/27	90,000	84,637
5.625% due 08/01/33	200,000	168,913
5.875% due 03/25/21	600,000	605,439
6.125% due 03/25/24	300,000	303,934
6.500% due 06/15/22	121,000	123,722
6.625% due 07/26/21	145,000	147,447
6.750% due 06/25/25	335,000	339,606
6.750% due 06/15/26	100,000	100,188
7.250% due 09/25/23	100,000	103,688
New Residential Investment Corp REIT 6.250% due 10/15/25 ~	164,000	161,926
Newmark Group Inc 6.125% due 11/15/23	175,000	182,411

	Principal Amount	Value
NFP Corp 6.875% due 08/15/28 ~	$445,000	$450,384
NMI Holdings Inc 7.375% due 06/01/25 ~	113,000	120,932
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	69,264
OneMain Finance Corp
5.375% due 11/15/29	90,000	93,825
5.625% due 03/15/23	125,000	130,079
6.125% due 05/15/22	190,000	197,600
6.125% due 03/15/24	454,000	476,132
6.625% due 01/15/28	366,000	406,805
6.875% due 03/15/25	638,000	709,169
7.125% due 03/15/26	210,000	234,876
7.750% due 10/01/21	325,000	340,665
8.250% due 10/01/23	102,000	113,592
8.875% due 06/01/25	20,000	22,187
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	24,463
Park Intermediate Holdings LLC REIT
5.875% due 10/01/28 ~	85,000	85,425
7.500% due 06/01/25 ~	230,000	245,479
PennyMac Financial Services Inc 5.375% due 10/15/25 ~	100,000	101,375
PRA Group Inc 7.375% due 09/01/25 ~	300,000	313,614
Provident Funding Associates LP 6.375% due 06/15/25 ~	50,000	48,557
Quicken Loans LLC
3.625% due 03/01/29 ~	145,000	144,003
3.875% due 03/01/31 ~	290,000	287,100
5.250% due 01/15/28 ~	200,000	211,107
5.750% due 05/01/25 ~	467,000	481,010
Radian Group Inc
4.500% due 10/01/24	200,000	199,040
4.875% due 03/15/27	150,000	149,625
6.625% due 03/15/25	110,000	116,256
Realogy Group LLC
4.875% due 06/01/23 ~	150,000	148,781
7.625% due 06/15/25 ~	150,000	157,352
9.375% due 04/01/27 ~	128,000	132,813
RHP Hotel Properties LP REIT
4.750% due 10/15/27	105,000	96,927
5.000% due 04/15/23	100,000	98,177
SBA Communications Corp REIT
3.875% due 02/15/27 ~	439,000	446,134
4.000% due 10/01/22	300,000	302,812
4.875% due 09/01/24	200,000	205,230
Service Properties Trust REIT
4.350% due 10/01/24	250,000	226,674
4.500% due 06/15/23	150,000	147,440
4.500% due 03/15/25	100,000	90,500
4.650% due 03/15/24	100,000	93,188
4.950% due 02/15/27	300,000	267,750
4.950% due 10/01/29	300,000	257,812
5.000% due 08/15/22	150,000	149,847
5.250% due 02/15/26	350,000	323,463
7.500% due 09/15/25	40,000	42,604
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	122,232
Starwood Property Trust Inc REIT
3.625% due 02/01/21	95,000	95,278
4.750% due 03/15/25	138,000	132,566
5.000% due 12/15/21	305,000	302,569
Stearns Holdings LLC 9.375% due 08/15/20 * Y ~ Ω ±	49,000	-
StoneX Group Inc 8.625% due 06/15/25 ~	75,000	81,141
Synovus Financial Corp 5.900% due 02/07/29	100,000	103,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
The GEO Group Inc REIT
5.125% due 04/01/23	$300,000	$244,687
5.875% due 10/15/24	150,000	115,219
The Howard Hughes Corp
5.375% due 03/15/25 ~	310,000	315,766
5.375% due 08/01/28 ~	200,000	199,840
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	181,729
UniCredit SPA (Italy)
5.459% due 06/30/35 ~	450,000	459,355
5.861% due 06/19/32 ~	1,000,000	1,066,090
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	100,750
7.125% due 12/15/24 ~	150,000	145,350
7.875% due 02/15/25 ~	777,000	824,591
8.250% due 10/15/23	314,000	309,879
USI Inc 6.875% due 05/01/25 ~	105,000	106,640
VICI Properties LP REIT
3.500% due 02/15/25 ~	120,000	119,026
3.750% due 02/15/27 ~	133,000	131,005
4.125% due 08/15/30 ~	372,000	366,885
4.250% due 12/01/26 ~	731,000	735,550
4.625% due 12/01/29 ~	114,000	116,636
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	140,000	70,000
Washington Prime Group LP REIT 6.450% due 08/15/24	150,000	76,516
WeWork Cos Inc 7.875% due 05/01/25 ~	225,000	144,138
XHR LP REIT 6.375% due 08/15/25 ~	150,000	150,281

		40,103,833

Industrial - 10.1%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	103,365
AECOM
5.125% due 03/15/27	165,000	178,807
5.875% due 10/15/24	400,000	434,000
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	170,650
Altera Infrastructure LP 8.500% due 07/15/23 ~	110,000	94,337
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	101,606
Amsted Industries Inc
4.625% due 05/15/30 ~	250,000	258,594
5.625% due 07/01/27 ~	150,000	160,107
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	92,750
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	348,617
Ardagh Packaging Finance PLC
4.125% due 08/15/26 ~	200,000	203,000
5.250% due 08/15/27 ~	200,000	204,000
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	87,173
Ball Corp
2.875% due 08/15/30	453,000	448,470
4.000% due 11/15/23	71,000	75,544
4.875% due 03/15/26	265,000	295,918
5.000% due 03/15/22	600,000	632,085
5.250% due 07/01/25	190,000	215,422
Berry Global Inc
4.500% due 02/15/26 ~	150,000	151,781
4.875% due 07/15/26 ~	317,000	332,785
5.125% due 07/15/23	97,000	98,586
5.625% due 07/15/27 ~	152,000	159,695

	Principal Amount	Value
BMC East LLC 5.500% due 10/01/24 ~	$100,000	$102,938
Boise Cascade Co 4.875% due 07/01/30 ~	300,000	322,500
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	97,000
6.000% due 10/15/22 ~	350,000	325,062
6.125% due 01/15/23 ~	325,000	278,200
7.500% due 12/01/24 ~	264,000	203,280
7.500% due 03/15/25 ~	700,000	526,750
7.875% due 04/15/27 ~	571,000	433,943
8.750% due 12/01/21 ~	300,000	304,375
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	300,357
Builders FirstSource Inc
5.000% due 03/01/30 ~	50,000	51,844
6.750% due 06/01/27 ~	180,000	193,050
BWX Technologies Inc
4.125% due 06/30/28 ~	300,000	307,687
5.375% due 07/15/26 ~	100,000	104,231
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	125,000	126,544
Cascades Inc (Canada)
5.125% due 01/15/26 ~	250,000	262,706
5.375% due 01/15/28 ~	83,000	87,409
Clark Equipment Co (South Korea) 5.875% due 06/01/25 ~	125,000	129,688
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	62,351
5.125% due 07/15/29 ~	100,000	108,781
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	140,000	135,610
Colfax Corp
6.000% due 02/15/24 ~	230,000	239,586
6.375% due 02/15/26 ~	100,000	106,157
Cornerstone Building Brands Inc
6.125% due 01/15/29 ~	105,000	106,378
8.000% due 04/15/26 ~	245,000	257,862
Covanta Holding Corp
5.000% due 09/01/30	200,000	202,110
5.875% due 07/01/25	200,000	207,479
6.000% due 01/01/27	225,000	234,801
Crown Americas LLC
4.250% due 09/30/26	150,000	155,906
4.500% due 01/15/23	112,000	116,480
4.750% due 02/01/26	505,000	525,735
Energizer Holdings Inc
4.375% due 03/31/29 ~	94,000	95,175
4.750% due 06/15/28 ~	100,000	103,620
6.375% due 07/15/26 ~	165,000	177,511
7.750% due 01/15/27 ~	315,000	344,728
EnerSys 4.375% due 12/15/27 ~	150,000	153,469
EnPro Industries Inc 5.750% due 10/15/26	100,000	105,856
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	170,000
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	45,113
7.875% due 07/15/26 ~	310,000	313,875
Fluor Corp 3.500% due 12/15/24	450,000	393,266
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	200,469
Forterra Finance LLC 6.500% due 07/15/25 ~	185,000	195,809
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	73,961
6.750% due 03/15/22 ~	195,000	192,509
9.750% due 08/01/27 ~	200,000	213,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
frontdoor Inc 6.750% due 08/15/26 ~	$100,000	$106,856
FXI Holdings Inc
7.875% due 11/01/24 ~	271,000	258,127
12.250% due 11/15/26 ~	197,000	210,635
Gates Global LLC 6.250% due 01/15/26 ~	175,000	180,105
GFL Environmental Inc (Canada)
3.750% due 08/01/25 ~	206,000	205,871
4.250% due 06/01/25 ~	65,000	65,772
5.125% due 12/15/26 ~	346,000	360,307
7.000% due 06/01/26 ~	217,000	229,168
8.500% due 05/01/27 ~	89,000	96,732
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	203,703
Graham Packaging Co Inc 7.125% due 08/15/28 ~	185,000	192,978
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	150,360
4.125% due 08/15/24	100,000	105,115
4.750% due 04/15/21	50,000	50,625
4.750% due 07/15/27 ~	200,000	217,212
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	103,477
Greif Inc 6.500% due 03/01/27 ~	90,000	93,407
Griffon Corp 5.750% due 03/01/28	125,000	130,779
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	243,600
Harsco Corp 5.750% due 07/31/27 ~	110,000	111,719
Hillenbrand Inc 5.750% due 06/15/25	165,000	177,066
Howmet Aerospace Inc
5.125% due 10/01/24	425,000	448,375
5.950% due 02/01/37	47,000	50,517
6.750% due 01/15/28	257,000	283,021
6.875% due 05/01/25	369,000	408,206
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	200,000	207,625
Ingram Micro Inc 5.450% due 12/15/24	250,000	267,244
Intelligent Packaging Ltd Finco Inc (Canada) 6.000% due 09/15/28 ~	225,000	228,583
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	199,537	175,804
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	63,214
Itron Inc 5.000% due 01/15/26 ~	25,000	25,703
James Hardie International Finance DAC 4.750% due 01/15/25 ~	200,000	204,979
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	100,865
4.875% due 12/15/27 ~	100,000	102,318
Koppers Inc 6.000% due 02/15/25 ~	150,000	152,437
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	52,380
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	195,522
10.500% due 07/15/27 ~	275,000	292,957
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	172,500
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	46,328
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	147,547
Masonite International Corp
5.375% due 02/01/28 ~	134,000	143,365
5.750% due 09/15/26 ~	75,000	78,455

	Principal Amount	Value
MasTec Inc 4.500% due 08/15/28 ~	$200,000	$202,250
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	435,000	437,175
7.250% due 04/15/25 ~	405,000	381,712
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	165,000	167,699
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	50,000
Moog Inc 4.250% due 12/15/27 ~	115,000	117,737
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	103,606
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	175,000	120,257
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	58,973
New Enterprise Stone & Lime Co Inc 9.750% due 07/15/28 ~	400,000	434,000
Norbord Inc (Canada)
5.750% due 07/15/27 ~	125,000	132,483
6.250% due 04/15/23 ~	100,000	107,365
Owens-Brockway Glass Container Inc
5.375% due 01/15/25 ~	48,000	50,815
5.875% due 08/15/23 ~	160,000	168,400
6.375% due 08/15/25 ~	300,000	327,937
6.625% due 05/13/27 ~	150,000	162,750
Pactiv LLC
7.950% due 12/15/25	100,000	109,365
8.375% due 04/15/27	100,000	108,856
Patrick Industries Inc 7.500% due 10/15/27 ~	100,000	108,750
PGT Innovations Inc 6.750% due 08/01/26 ~	50,000	53,428
Plastipak Holdings Inc 6.250% due 10/15/25 ~	200,000	200,375
PowerTeam Services LLC 9.033% due 12/04/25 ~	215,000	227,497
RBS Global Inc 4.875% due 12/15/25 ~	176,000	178,860
Reynolds Group Issuer Inc
due 10/15/27 # ~	200,000	201,540
5.125% due 07/15/23 ~	555,000	562,215
7.000% due 07/15/24 ~	183,000	186,294
Sealed Air Corp
4.000% due 12/01/27 ~	250,000	261,825
4.875% due 12/01/22 ~	100,000	104,538
5.125% due 12/01/24 ~	50,000	54,313
5.250% due 04/01/23 ~	100,000	105,865
5.500% due 09/15/25 ~	290,000	322,806
6.875% due 07/15/33 ~	54,000	69,381
Sensata Technologies BV
4.875% due 10/15/23 ~	150,000	158,625
5.000% due 10/01/25 ~	250,000	269,219
5.625% due 11/01/24 ~	200,000	217,625
Sensata Technologies Inc
3.750% due 02/15/31 ~	210,000	209,212
4.375% due 02/15/30 ~	150,000	157,879
Signature Aviation US Holdings Inc
4.000% due 03/01/28 ~	216,000	201,245
5.375% due 05/01/26 ~	65,000	65,839
Silgan Holdings Inc
4.125% due 02/01/28	140,000	143,150
4.750% due 03/15/25	100,000	102,063
Spirit AeroSystems Inc
due 01/15/25 # ~	175,000	176,750
3.850% due 06/15/26	350,000	328,954
4.600% due 06/15/28	55,000	45,250
7.500% due 04/15/25 ~	375,000	380,392

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SSL Robotics LLC 9.750% due 12/31/23 ~	$438,000	$483,269
Standard Industries Inc
3.375% due 01/15/31 ~	466,000	460,813
4.375% due 07/15/30 ~	150,000	154,020
4.750% due 01/15/28 ~	374,000	388,960
5.000% due 02/15/27 ~	165,000	172,079
Stericycle Inc 5.375% due 07/15/24 ~	201,000	209,231
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	107,356
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	101,740
5.250% due 01/15/29 ~	165,000	172,116
6.500% due 03/15/27 ~	175,000	186,998
Tennant Co 5.625% due 05/01/25	100,000	104,093
Terex Corp 5.625% due 02/01/25 ~	80,000	79,400
Tervita Corp (Canada) 7.625% due 12/01/21 ~	200,000	183,063
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	48,682
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	129,375
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	129,675
TransDigm Inc
5.500% due 11/15/27	705,000	678,880
6.250% due 03/15/26 ~	1,640,000	1,721,680
6.375% due 06/15/26	151,000	151,944
6.500% due 07/15/24	120,000	119,993
6.500% due 05/15/25	450,000	449,437
8.000% due 12/15/25 ~	140,000	152,390
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	236,886
TriMas Corp 4.875% due 10/15/25 ~	100,000	101,485
Trinity Industries Inc 4.550% due 10/01/24	175,000	177,756
Triumph Group Inc
5.250% due 06/01/22	250,000	205,625
6.250% due 09/15/24 ~	46,000	39,239
7.750% due 08/15/25	100,000	64,500
8.875% due 06/01/24 ~	111,000	118,493
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	311,392
8.500% due 08/15/27 ~	200,000	216,000
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	152,109
US Concrete Inc
5.125% due 03/01/29 ~	250,000	251,406
6.375% due 06/01/24	200,000	206,625
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	211,750
Vertical US Newco Inc 5.250% due 07/15/27 ~	490,000	510,159
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	192,830
Watco Cos LLC 6.500% due 06/15/27 ~	200,000	205,000
Weekley Homes LLC 4.875% due 09/15/28 ~	165,000	167,062
Welbilt Inc 9.500% due 02/15/24	100,000	102,688
WESCO Distribution Inc
5.375% due 12/15/21	100,000	100,228
5.375% due 06/15/24	50,000	51,438
7.125% due 06/15/25 ~	620,000	676,187
7.250% due 06/15/28 ~	90,000	98,737

	Principal Amount	Value
Western Global Airlines LLC 10.375% due 08/15/25 ~	$275,000	$281,750
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	61,353
6.250% due 05/01/25 ~	235,000	250,716
6.500% due 06/15/22 ~	191,000	191,902
6.750% due 08/15/24 ~	575,000	610,118
		42,098,785
Technology - 3.9%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	121,856
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	161,278
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	98,059
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	465,740
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	166,050
Booz Allen Hamilton Inc 3.875% due 09/01/28 ~	99,000	101,814
Boxer Parent Co Inc 7.125% due 10/02/25 ~	55,000	58,823
BY Crown Parent LLC
4.250% due 01/31/26 ~	120,000	122,325
7.375% due 10/15/24 ~	100,000	101,865
Camelot Finance SA 4.500% due 11/01/26 ~	184,000	188,571
CDK Global Inc
4.875% due 06/01/27	155,000	163,525
5.000% due 10/15/24	50,000	55,406
5.250% due 05/15/29 ~	46,000	49,033
5.875% due 06/15/26	225,000	235,083
CDW LLC
3.250% due 02/15/29	188,000	187,648
4.125% due 05/01/25	151,000	155,713
4.250% due 04/01/28	79,000	81,898
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	370,000	375,087
Dell Inc 5.400% due 09/10/40	100,000	105,930
Dell International LLC 7.125% due 06/15/24 ~	500,000	520,650
Diebold Nixdorf Inc
8.500% due 04/15/24	100,000	91,290
9.375% due 07/15/25 ~	230,000	243,225
EMC Corp 3.375% due 06/01/23	370,000	381,629
Entegris Inc 4.625% due 02/10/26 ~	202,000	207,012
Exela Intermediate LLC 10.000% due 07/15/23 ~	200,000	62,000
Fair Isaac Corp
4.000% due 06/15/28 ~	200,000	206,625
5.250% due 05/15/26 ~	100,000	111,356
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	205,969
j2 Cloud Services LLC 6.000% due 07/15/25 ~	235,000	244,705
Logan Merger Sub Inc 5.500% due 09/01/27 ~	263,000	267,438
Microchip Technology Inc 4.250% due 09/01/25 ~	320,000	332,380
MSCI Inc
3.625% due 09/01/30 ~	150,000	154,125
3.875% due 02/15/31 ~	100,000	104,345
4.000% due 11/15/29 ~	226,000	237,682
4.750% due 08/01/26 ~	155,000	161,200
5.375% due 05/15/27 ~	150,000	160,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
MTS Systems Corp 5.750% due 08/15/27 ~	$100,000	$98,783
NCR Corp
5.000% due 10/01/28 ~	175,000	175,109
5.250% due 10/01/30 ~	120,000	120,225
5.750% due 09/01/27 ~	80,000	83,822
6.125% due 09/01/29 ~	80,000	84,665
8.125% due 04/15/25 ~	200,000	221,425
Nuance Communications Inc 5.625% due 12/15/26	180,000	190,350
ON Semiconductor Corp 3.875% due 09/01/28 ~	205,000	208,270
Open Text Corp (Canada)
3.875% due 02/15/28 ~	130,000	131,726
5.875% due 06/01/26 ~	408,000	425,085
Open Text Holdings Inc (Canada) 4.125% due 02/15/30 ~	430,000	443,020
Pitney Bowes Inc 5.950% due 04/01/23	201,000	199,723
Presidio Holdings Inc 4.875% due 02/01/27 ~	250,000	253,792
PTC Inc
3.625% due 02/15/25 ~	77,000	78,299
4.000% due 02/15/28 ~	363,000	373,781
Qorvo Inc
3.375% due 04/01/31 ~	95,000	96,805
4.375% due 10/15/29	340,000	361,835
5.500% due 07/15/26	295,000	313,373
Riverbed Technology Inc 8.875% due 03/01/23 ~	45,000	31,500
Science Applications International Corp 4.875% due 04/01/28 ~	160,000	162,722
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	250,000	262,344
Solera LLC 10.500% due 03/01/24 ~	570,000	596,362
Sophia LP 9.000% due 09/30/23 ~	100,000	100,373
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	604,335
Tempo Acquisition LLC 6.750% due 06/01/25 ~	475,000	485,680
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	87,000	93,605
10.250% due 02/15/27 ~	150,000	170,222
Vericast Corp
8.375% due 08/15/22 ~	245,000	238,722
9.250% due 03/01/21 ~	122,000	123,296
Veritas US Inc
7.500% due 02/01/23 ~	200,000	200,271
7.500% due 09/01/25 ~	268,000	276,710
10.500% due 02/01/24 ~	200,000	188,809
Western Digital Corp 4.750% due 02/15/26	650,000	702,812
Xerox Corp
4.375% due 03/15/23	590,000	608,762
6.750% due 12/15/39	150,000	157,394
Xerox Holdings Corp
5.000% due 08/15/25 ~	307,000	303,783
5.500% due 08/15/28 ~	285,000	281,323

		16,136,948

Utilities - 2.2%

AES Corp
5.125% due 09/01/27	176,000	187,865
5.500% due 04/15/25	204,000	210,721

	Principal Amount	Value
AmeriGas Partners LP
5.500% due 05/20/25	$65,000	$69,999
5.625% due 05/20/24	165,000	175,065
5.750% due 05/20/27	100,000	109,791
5.875% due 08/20/26	484,000	533,148
Calpine Corp
4.500% due 02/15/28 ~	507,000	520,091
4.625% due 02/01/29 ~	200,000	200,125
5.000% due 02/01/31 ~	185,000	188,917
5.125% due 03/15/28 ~	339,000	351,345
5.250% due 06/01/26 ~	250,000	260,486
Clearway Energy Operating LLC
4.750% due 03/15/28 ~	174,000	180,689
5.750% due 10/15/25	300,000	316,532
DPL Inc
4.125% due 07/01/25 ~	150,000	157,155
4.350% due 04/15/29	150,000	160,337
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	260,625
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,125
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	311,063
4.250% due 07/15/24 ~	85,000	88,780
4.250% due 09/15/24 ~	136,000	141,950
4.500% due 09/15/27 ~	158,000	170,245
NRG Energy Inc
5.250% due 06/15/29 ~	81,000	88,275
5.750% due 01/15/28	197,000	212,883
6.625% due 01/15/27	270,000	285,919
7.250% due 05/15/26	655,000	698,325
Pattern Energy Operations LP 4.500% due 08/15/28 ~	185,000	192,284
PG&E Corp
5.000% due 07/01/28	115,000	111,702
5.250% due 07/01/30	471,000	456,281
Pike Corp 5.500% due 09/01/28 ~	125,000	126,164
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	150,000	139,672
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	281,367
6.625% due 01/15/28 ~	150,000	145,753
7.250% due 05/15/27 ~	79,000	78,866
7.625% due 06/01/28 ~	200,000	200,375
10.500% due 01/15/26 ~	100,000	76,291
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	102,106
TransAlta Corp (Canada) 6.500% due 03/15/40	100,000	103,213
Vistra Operations Co LLC
5.000% due 07/31/27 ~	253,000	265,966
5.500% due 09/01/26 ~	150,000	156,750
5.625% due 02/15/27 ~	750,000	792,495

		9,157,741

Total Corporate Bonds & Notes (Cost $406,560,840)		414,847,436

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.020%	2,019,348	$2,019,348

Total Short-Term Investment (Cost $2,019,348)		2,019,348

TOTAL INVESTMENTS - 100.0% (Cost $408,625,333)		416,867,108

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(145,085)

NET ASSETS - 100.0%		$416,722,023

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $324 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $224,939 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2020.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$324	$-	$-	$324
	Corporate Bonds & Notes	414,847,436	-	414,847,436	-
	Short-Term Investment	2,019,348	2,019,348	-	-

	Total	$416,867,108	$2,019,348	$414,847,436	$324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 0.6%

Air Products & Chemicals Inc	1,435	$427,429
Ecolab Inc	2,571	513,789
FMC Corp	1,356	143,614
NewMarket Corp	324	110,912
Royal Gold Inc	2,586	310,759
RPM International Inc	5,515	456,862
The Sherwin-Williams Co	4,409	3,071,927
WR Grace & Co	1,197	48,227

		5,083,519

Communications - 20.2%

Alphabet Inc ‘A’ *	12,465	18,268,704
Alphabet Inc ‘C’ *	12,259	18,015,826
Altice USA Inc ‘A’ *	16,699	434,174
Amazon.com Inc *	22,656	71,337,627
Anaplan Inc *	7,177	449,137
Arista Networks Inc *	2,522	521,877
Booking Holdings Inc *	2,186	3,739,546
Cable One Inc	282	531,691
CDW Corp	7,533	900,420
Charter Communications Inc ‘A’ *	7,226	4,511,481
eBay Inc	32,592	1,698,043
Etsy Inc *	6,253	760,552
Expedia Group Inc	901	82,613
Facebook Inc ‘A’ *	128,272	33,594,437
FactSet Research Systems Inc	1,957	655,360
FireEye Inc *	2,947	36,381
GoDaddy Inc ‘A’ *	8,736	663,674
Grubhub Inc *	525	37,973
IAC/InterActiveCorp *	3,890	465,944
Liberty Media Corp-Liberty SiriusXM ‘A’ *	573	19,006
Liberty Media Corp-Liberty SiriusXM ‘C’ *	1,197	39,597
Match Group Inc *	11,685	1,292,945
Motorola Solutions Inc	919	144,108
Netflix Inc *	22,708	11,354,681
Nexstar Media Group Inc ‘A’	1,545	138,942
NortonLifeLock Inc	29,382	612,321
Okta Inc *	6,142	1,313,467
Palo Alto Networks Inc *	5,049	1,235,743
Pinterest Inc ‘A’ *	17,458	724,682
Proofpoint Inc *	3,116	328,894
Roku Inc *	5,637	1,064,266
Sirius XM Holdings Inc	39,391	211,136
Spotify Technology SA *	6,995	1,696,777
Switch Inc ‘A’	5,253	81,999
The Trade Desk Inc ‘A’ *	2,225	1,154,286
Uber Technologies Inc *	56,830	2,073,158
Ubiquiti Inc	339	56,498
VeriSign Inc *	3,184	652,242
Wayfair Inc ‘A’ *	3,206	932,978
World Wrestling Entertainment Inc ‘A’	2,358	95,428
Zendesk Inc *	5,862	603,317
Zillow Group Inc ‘A’ *	377	38,281
Zillow Group Inc ‘C’ *	887	90,110

		182,660,322

Consumer, Cyclical - 8.6%

Allison Transmission Holdings Inc	3,888	136,624
AutoZone Inc *	734	864,388
Best Buy Co Inc	2,201	244,949
Burlington Stores Inc *	3,038	626,101
CarMax Inc *	726	66,727
Carvana Co *	2,857	637,282
Chipotle Mexican Grill Inc *	1,490	1,853,128

	Shares	Value
Copart Inc *	10,849	$1,140,881
Costco Wholesale Corp	20,802	7,384,710
Dolby Laboratories Inc ‘A’	421	27,904
Dollar General Corp	13,462	2,821,904
Dollar Tree Inc *	5,874	536,531
Domino’s Pizza Inc	2,071	880,755
Dunkin’ Brands Group Inc	3,824	313,224
Fastenal Co	24,842	1,120,126
Five Below Inc *	3,012	382,524
Floor & Decor Holdings Inc ‘A’ *	4,959	370,933
IAA Inc *	1,901	98,985
Las Vegas Sands Corp	7,775	362,781
Live Nation Entertainment Inc *	7,378	397,527
Lowe’s Cos Inc	40,449	6,708,871
Lululemon Athletica Inc *	6,070	1,999,276
Mattel Inc *	11,917	139,429
McDonald’s Corp	5,634	1,236,607
NIKE Inc ‘B’	64,761	8,130,096
NVR Inc *	20	81,662
O’Reilly Automotive Inc *	3,908	1,801,901
Ollie’s Bargain Outlet Holdings Inc *	2,590	226,237
Peloton Interactive Inc ‘A’ *	1,414	140,325
Planet Fitness Inc ‘A’ *	2,461	151,647
Polaris Inc	356	33,585
Pool Corp	2,040	682,462
Ross Stores Inc	15,112	1,410,252
Starbucks Corp	36,017	3,094,581
Tempur Sealy International Inc *	1,853	165,269
Tesla Inc *	39,495	16,943,750
The Home Depot Inc	28,613	7,946,116
The Scotts Miracle-Gro Co	2,089	319,429
The TJX Cos Inc	51,954	2,891,240
The Toro Co	5,302	445,103
The Wendy’s Co	9,867	219,985
Tractor Supply Co	6,162	883,261
Ulta Beauty Inc *	2,617	586,156
Vail Resorts Inc	190	40,654
VF Corp	1,128	79,242
Virgin Galactic Holdings Inc *	3,080	59,228
Vroom Inc *	1,021	52,867
Williams-Sonoma Inc	634	57,339
WW Grainger Inc	1,711	610,433
Wynn Resorts Ltd	1,074	77,124
Yum China Holdings Inc (China)	1,480	78,366
Yum! Brands Inc	1,159	105,817

		77,666,294

Consumer, Non-Cyclical - 21.2%

10X Genomics Inc ‘A’ *	2,995	373,417
2U Inc *	1,060	35,892
Abbott Laboratories	35,490	3,862,377
AbbVie Inc	88,339	7,737,613
ABIOMED Inc *	2,339	648,043
ACADIA Pharmaceuticals Inc *	6,020	248,325
Acceleron Pharma Inc *	2,376	267,371
Adaptive Biotechnologies Corp *	3,892	189,268
Agios Pharmaceuticals Inc *	284	9,940
Alexion Pharmaceuticals Inc *	1,802	206,203
Align Technology Inc *	4,174	1,366,401
Alnylam Pharmaceuticals Inc *	6,059	882,190
Altria Group Inc	43,252	1,671,257
Amedisys Inc *	1,740	411,388
AmerisourceBergen Corp	3,846	372,754
Amgen Inc	31,489	8,003,244
Anthem Inc	3,459	929,053
Automatic Data Processing Inc	19,764	2,756,880
Avalara Inc *	4,458	567,682
Avantor Inc *	23,905	537,623
Avery Dennison Corp	1,865	238,422
Baxter International Inc	11,375	914,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Beyond Meat Inc *	2,267	$376,458
Bio-Techne Corp	1,839	455,575
Biogen Inc *	2,509	711,753
BioMarin Pharmaceutical Inc *	8,600	654,288
Bluebird Bio Inc *	1,465	79,037
Booz Allen Hamilton Holding Corp	7,135	592,062
Bright Horizons Family Solutions Inc *	2,199	334,336
Bristol-Myers Squibb Co	43,985	2,651,856
Brown-Forman Corp ‘A’	2,139	146,907
Brown-Forman Corp ‘B’	8,023	604,292
Bruker Corp	1,864	74,094
Campbell Soup Co	4,827	233,482
Cardinal Health Inc	15,512	728,288
Centene Corp *	8,827	514,879
Charles River Laboratories International Inc *	2,355	533,290
Chegg Inc *	6,646	474,790
Chemed Corp	792	380,437
Church & Dwight Co Inc	13,137	1,231,068
Cigna Corp	5,209	882,457
Cintas Corp	4,177	1,390,231
CoreLogic Inc	232	15,699
CoStar Group Inc *	2,084	1,768,295
DaVita Inc *	824	70,576
DexCom Inc *	4,917	2,026,935
Edwards Lifesciences Corp *	32,983	2,632,703
Eli Lilly & Co	45,083	6,673,186
Encompass Health Corp	2,287	148,609
Equifax Inc	4,747	744,804
Exact Sciences Corp *	6,716	684,696
Exelixis Inc *	6,290	153,791
FleetCor Technologies Inc *	4,398	1,047,164
Gartner Inc *	4,527	565,649
Global Blood Therapeutics Inc *	3,221	177,606
Grocery Outlet Holding Corp *	2,210	86,897
Guardant Health Inc *	4,089	457,068
H&R Block Inc	8,070	131,460
Haemonetics Corp *	2,552	222,662
HCA Healthcare Inc	7,414	924,378
Herbalife Nutrition Ltd *	470	21,926
Hill-Rom Holdings Inc	464	38,749
Hologic Inc *	9,374	623,090
Horizon Therapeutics Plc *	9,705	753,884
Humana Inc	2,696	1,115,847
ICU Medical Inc *	302	55,194
IDEXX Laboratories Inc *	4,488	1,764,278
IHS Markit Ltd	11,529	905,142
Illumina Inc *	7,852	2,426,896
Immunomedics Inc *	10,981	933,714
Incyte Corp *	9,700	870,478
Insulet Corp *	3,471	821,204
Intuitive Surgical Inc *	6,194	4,394,891
Ionis Pharmaceuticals Inc *	3,540	167,973
Iovance Biotherapeutics Inc *	7,444	245,056
IQVIA Holdings Inc *	3,806	599,940
Johnson & Johnson	18,979	2,825,594
Kellogg Co	4,250	274,507
Laboratory Corp of America Holdings *	310	58,364
Lamb Weston Holdings Inc	1,908	126,443
Livongo Health Inc *	2,967	415,528
MarketAxess Holdings Inc	1,967	947,288
Masimo Corp *	2,621	618,713
McCormick & Co Inc	3,670	712,347
McKesson Corp	6,431	957,769
Merck & Co Inc	117,690	9,762,385
Moderna Inc *	15,229	1,077,452
Molina Healthcare Inc *	2,108	385,848
Monster Beverage Corp *	19,749	1,583,870
Moody’s Corp	8,690	2,518,796
Morningstar Inc	998	160,289
Neurocrine Biosciences Inc *	4,786	460,222
Novocure Ltd *	5,219	580,927

	Shares	Value
Paylocity Holding Corp *	1,908	$307,989
PayPal Holdings Inc *	62,711	12,355,948
Penumbra Inc *	1,761	342,303
PepsiCo Inc	54,485	7,551,621
Pilgrim’s Pride Corp *	949	14,202
PPD Inc *	5,418	200,412
PRA Health Sciences Inc *	2,950	299,248
Quanta Services Inc	1,225	64,754
Quidel Corp *	2,046	448,851
Reata Pharmaceuticals Inc ‘A’ *	1,166	113,592
Regeneron Pharmaceuticals Inc *	5,176	2,897,421
Repligen Corp *	2,874	424,030
ResMed Inc	7,655	1,312,297
Reynolds Consumer Products Inc	933	28,568
Rollins Inc	7,144	387,133
Royalty Pharma PLC ‘A’	1,938	81,532
S&P Global Inc	7,616	2,746,330
Sage Therapeutics Inc *	225	13,752
Sarepta Therapeutics Inc *	3,883	545,290
Seattle Genetics Inc *	6,499	1,271,789
Sprouts Farmers Market Inc *	5,249	109,862
Square Inc ‘A’ *	19,722	3,205,811
STERIS PLC	260	45,809
StoneCo Ltd ‘A’ * (Brazil)	9,506	502,772
Stryker Corp	6,026	1,255,638
Syneos Health Inc *	398	21,158
Sysco Corp	18,450	1,147,959
Tandem Diabetes Care Inc *	2,867	325,404
Teladoc Health Inc *	3,393	743,881
Teleflex Inc	1,523	518,460
The Boston Beer Co Inc ‘A’ *	478	422,246
The Clorox Co	4,783	1,005,243
The Coca-Cola Co	121,382	5,992,629
The Cooper Cos Inc	332	111,924
The Estee Lauder Cos Inc ‘A’	10,603	2,314,105
The Hershey Co	6,072	870,360
The Procter & Gamble Co	58,124	8,078,655
Thermo Fisher Scientific Inc	12,402	5,475,731
TransUnion	9,162	770,799
UnitedHealth Group Inc	41,980	13,088,105
Varian Medical Systems Inc *	680	116,960
Verisk Analytics Inc	8,444	1,564,758
Vertex Pharmaceuticals Inc *	13,905	3,783,829
West Pharmaceutical Services Inc	3,913	1,075,684
WEX Inc *	222	30,851
Zoetis Inc	23,013	3,805,660

		190,807,837

Energy - 0.2%

Cheniere Energy Inc *	12,175	563,337
Enphase Energy Inc *	5,455	450,529
Equitrans Midstream Corp	3,110	26,311
SolarEdge Technologies Inc *	2,544	606,362

		1,646,539

Financial - 6.5%

Alleghany Corp	72	37,472
American Tower Corp REIT	23,588	5,701,927
Americold Realty Trust REIT	1,179	42,149
Aon PLC ‘A’	12,267	2,530,682
Apollo Global Management Inc	4,658	208,445
Ares Management Corp ‘A’	5,397	218,147
Axis Capital Holdings Ltd	483	21,271
Brookfield Property REIT Inc ‘A’	2,095	25,643
Brown & Brown Inc	722	32,685
Cboe Global Markets Inc	1,241	108,885
CoreSite Realty Corp REIT	1,485	176,537
Credit Acceptance Corp *	40	13,546
Crown Castle International Corp REIT	20,706	3,447,549
Equinix Inc REIT	4,698	3,571,091

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Equity LifeStyle Properties Inc REIT	3,918	$240,173
Erie Indemnity Co ‘A’	756	158,972
Extra Space Storage Inc REIT	4,354	465,834
Intercontinental Exchange Inc	10,151	1,015,608
Iron Mountain Inc REIT	9,239	247,513
LendingTree Inc *	394	120,915
Lincoln National Corp	1,421	44,520
LPL Financial Holdings Inc	369	28,291
Marsh & McLennan Cos Inc	21,031	2,412,256
Mastercard Inc ‘A’	47,102	15,928,483
Primerica Inc	1,162	131,469
Public Storage REIT	5,219	1,162,376
RenaissanceRe Holdings Ltd (Bermuda)	839	142,412
Rocket Cos Inc ‘A’ *	1,618	32,247
SBA Communications Corp REIT	820	261,154
Simon Property Group Inc REIT	12,746	824,411
SLM Corp	5,144	41,615
T Rowe Price Group Inc	3,141	402,739
The Carlyle Group Inc	651	16,060
The Progressive Corp	8,955	847,770
The Western Union Co	4,047	86,727
Tradeweb Markets Inc ‘A’	3,839	222,662
Virtu Financial Inc ‘A’	3,321	76,416
Visa Inc ‘A’	90,165	18,030,295

		59,076,947

Industrial - 3.7%

3M Co	19,821	3,174,928
Agilent Technologies Inc	1,537	155,145
Allegion PLC	3,300	326,403
Amcor PLC	12,720	140,556
Amphenol Corp ‘A’	9,124	987,856
Armstrong World Industries Inc	1,049	72,182
Axon Enterprise Inc *	3,410	309,287
Ball Corp	15,852	1,317,618
Berry Global Group Inc *	2,607	125,970
BWX Technologies Inc	3,407	191,848
Carrier Global Corp	16,256	496,458
CH Robinson Worldwide Inc	1,238	126,511
Cognex Corp	8,610	560,511
Coherent Inc *	1,066	118,251
Crown Holdings Inc *	795	61,104
Donaldson Co Inc	778	36,115
Energizer Holdings Inc	2,585	101,177
Expeditors International of Washington Inc	5,241	474,415
frontdoor Inc *	856	33,307
Generac Holdings Inc *	2,901	561,750
Graco Inc	4,555	279,449
Graphic Packaging Holding Co	3,605	50,794
HEICO Corp	1,955	204,610
HEICO Corp ‘A’	3,116	276,265
Huntington Ingalls Industries Inc	224	31,528
Illinois Tool Works Inc	7,413	1,432,266
Jabil Inc	1,613	55,261
JB Hunt Transport Services Inc	1,231	155,574
Keysight Technologies Inc *	3,460	341,779
Landstar System Inc	1,709	214,462
Lincoln Electric Holdings Inc	1,247	114,774
Lockheed Martin Corp	13,225	5,068,878
Mercury Systems Inc *	2,427	187,995
Mettler-Toledo International Inc *	1,183	1,142,482
MSA Safety Inc	481	64,536
Nordson Corp	2,418	463,821
Northrop Grumman Corp	7,666	2,418,546
Old Dominion Freight Line Inc	4,473	809,255
PerkinElmer Inc	1,223	153,499
Rockwell Automation Inc	2,948	650,565
Roper Technologies Inc	792	312,927
TransDigm Group Inc	639	303,602
Trex Co Inc *	5,995	429,242

	Shares	Value
Union Pacific Corp	18,548	$3,651,545
United Parcel Service Inc ‘B’	24,903	4,149,587
Universal Display Corp	2,367	427,812
Vertiv Holdings Co *	12,120	209,918
Waste Management Inc	2,712	306,917
Waters Corp *	269	52,638
XPO Logistics Inc *	270	22,858

		33,354,777

Technology - 36.9%

Accenture PLC ‘A’	34,018	7,687,728
Activision Blizzard Inc	16,149	1,307,262
Adobe Inc *	25,678	12,593,261
Advanced Micro Devices Inc *	58,032	4,758,044
Akamai Technologies Inc *	6,972	770,685
Alteryx Inc ‘A’ *	2,902	329,522
Analog Devices Inc	2,451	286,130
ANSYS Inc *	4,578	1,498,059
Apple Inc	862,202	99,851,614
Applied Materials Inc	49,066	2,916,974
Aspen Technology Inc *	3,269	413,823
Atlassian Corp PLC ‘A’ *	6,837	1,242,898
Autodesk Inc *	7,818	1,806,036
BigCommerce Holdings Inc *	314	26,156
Bill.Com Holdings Inc *	2,896	290,498
Black Knight Inc *	7,924	689,784
Broadcom Inc	19,806	7,215,722
Broadridge Financial Solutions Inc	6,077	802,164
CACI International Inc ‘A’ *	238	50,732
Cadence Design Systems Inc *	14,761	1,573,965
CDK Global Inc	920	40,103
Ceridian HCM Holding Inc *	4,110	339,691
Cerner Corp	16,184	1,169,941
Change Healthcare Inc *	9,229	133,913
Citrix Systems Inc	1,846	254,213
Cloudflare Inc ‘A’ *	6,009	246,729
Cognizant Technology Solutions Corp ‘A’	2,034	141,200
Coupa Software Inc *	3,548	973,003
Crowdstrike Holdings Inc ‘A’ *	5,855	804,009
Datadog Inc ‘A’ *	8,025	819,834
Dell Technologies Inc ‘C’ *	556	37,636
DocuSign Inc *	9,555	2,056,618
Dropbox Inc ‘A’ *	13,521	260,414
Duck Creek Technologies Inc *	630	28,621
Dynatrace Inc *	9,652	395,925
Elastic NV *	3,419	368,876
Electronic Arts Inc *	2,188	285,337
Entegris Inc	6,446	479,196
EPAM Systems Inc *	2,828	914,236
Everbridge Inc *	1,888	237,378
Fair Isaac Corp *	1,468	624,458
Fastly Inc ‘A’ *	4,328	405,447
Fiserv Inc *	8,753	901,997
Five9 Inc *	3,398	440,653
Fortinet Inc *	7,090	835,273
Genpact Ltd	3,899	151,866
Globant SA * (Argentina)	1,991	356,827
Guidewire Software Inc *	939	97,909
HubSpot Inc *	2,171	634,431
Inphi Corp *	2,629	295,105
Intuit Inc	13,492	4,401,225
IPG Photonics Corp *	130	22,096
Jack Henry & Associates Inc	3,096	503,379
Jamf Holding Corp *	819	30,803
KLA Corp	8,295	1,607,073
Lam Research Corp	7,761	2,574,712
Leidos Holdings Inc	777	69,270
Lumentum Holdings Inc *	476	35,762
Manhattan Associates Inc *	3,111	297,069
Maxim Integrated Products Inc	4,409	298,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Medallia Inc *	4,289	$117,604
Microchip Technology Inc	9,660	992,662
Microsoft Corp	400,099	84,152,823
MKS Instruments Inc	2,264	247,297
MongoDB Inc *	2,649	613,270
Monolithic Power Systems Inc	2,283	638,350
MSCI Inc	4,340	1,548,425
nCino Inc *	343	27,330
NetApp Inc	6,612	289,870
New Relic Inc *	2,765	155,835
Nutanix Inc ‘A’ *	9,819	217,785
NVIDIA Corp	31,527	17,063,043
Oak Street Health Inc *	640	34,202
Oracle Corp	90,135	5,381,059
PagerDuty Inc *	3,521	95,454
Paychex Inc	13,489	1,076,017
Paycom Software Inc *	2,606	811,248
Pegasystems Inc	1,897	229,613
Pluralsight Inc ‘A’ *	5,587	95,705
PTC Inc *	5,394	446,192
Pure Storage Inc ‘A’ *	7,264	111,793
QUALCOMM Inc	60,225	7,087,278
RealPage Inc *	4,228	243,702
RingCentral Inc ‘A’ *	4,082	1,120,958
salesforce.com Inc *	42,873	10,774,842
Science Applications International Corp	445	34,897
ServiceNow Inc *	10,177	4,935,845
Slack Technologies Inc ‘A’ *	20,594	553,155
Smartsheet Inc ‘A’ *	6,083	300,622
Splunk Inc *	8,497	1,598,541
SS&C Technologies Holdings Inc	2,503	151,482
Synopsys Inc *	7,435	1,590,941
Take-Two Interactive Software Inc *	5,548	916,641
Teradata Corp *	5,008	113,682
Teradyne Inc	8,769	696,785
Texas Instruments Inc	24,487	3,496,499
Twilio Inc ‘A’ *	6,081	1,502,554
Tyler Technologies Inc *	2,065	719,776
Veeva Systems Inc ‘A’ *	7,141	2,007,978
VMware Inc ‘A’ *	4,132	593,644
Workday Inc ‘A’ *	9,170	1,972,742
Xilinx Inc	13,053	1,360,645
Zebra Technologies Corp ‘A’ *	2,530	638,724
Zoom Video Communications Inc ‘A’ *	8,938	4,201,843
Zscaler Inc *	3,643	512,534
Zynga Inc ‘A’ *	40,226	366,861

		332,520,125

Utilities - 0.0%

NRG Energy Inc	4,530	139,252

Total Common Stocks (Cost $462,132,614)		882,955,612

EXCHANGE-TRADED FUND - 1.7%

iShares Russell 1000 Growth	68,785	14,918,779

Total Exchange-Traded Fund (Cost $15,264,191)		14,918,779

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $2,587,963; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $2,639,734)	$2,587,963	$2,587,963

Total Short-Term Investment (Cost $2,587,963)		2,587,963

TOTAL INVESTMENTS - 99.9% (Cost $479,984,768)		900,462,354

DERIVATIVES - 0.0%		54,577

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,138,552

NET ASSETS - 100.0%		$901,655,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-MINI Index	12/20	10	$2,231,112	$2,281,450	$50,338
S&P 500 E-Mini Index	12/20	10	1,671,761	1,676,000	4,239

Total Futures Contracts					$54,577

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$882,955,612	$882,955,612	$-	$-
	Exchange-Traded Fund	14,918,779	14,918,779	-	-
	Short-Term Investment	2,587,963	-	2,587,963	-
	Derivatives:
	Equity Contracts Futures	54,577	54,577	-	-

	Total	$900,516,931	$897,928,968	$2,587,963	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Basic Materials - 3.7%

Air Products & Chemicals Inc	10,872	$3,238,334
Albemarle Corp	6,031	538,448
Ashland Global Holdings Inc	3,091	219,214
Axalta Coating Systems Ltd *	11,601	257,194
Cabot Corp	3,067	110,504
Celanese Corp	6,782	728,726
CF Industries Holdings Inc	11,762	361,211
Dow Inc	41,859	1,969,466
DuPont de Nemours Inc	41,487	2,301,699
Eastman Chemical Co	7,721	603,164
Ecolab Inc	11,263	2,250,798
Element Solutions Inc *	12,127	127,455
FMC Corp	5,816	615,972
Freeport-McMoRan Inc	81,845	1,280,056
Huntsman Corp	11,192	248,574
International Flavors & Fragrances Inc	5,966	730,537
International Paper Co	21,976	890,907
Linde PLC (United Kingdom)	29,602	7,049,124
LyondellBasell Industries NV ‘A’	14,578	1,027,603
NewMarket Corp	66	22,593
Newmont Corp	45,268	2,872,255
Nucor Corp	17,279	775,136
Olin Corp	7,968	98,644
PPG Industries Inc	13,299	1,623,542
Reliance Steel & Aluminum Co	3,493	356,426
Royal Gold Inc	1,041	125,097
RPM International Inc	1,172	97,088
Southern Copper Corp (Peru)	4,611	208,740
Steel Dynamics Inc	11,327	324,292
The Chemours Co	9,127	190,845
The Mosaic Co	19,025	347,587
Valvoline Inc	10,356	197,178
Westlake Chemical Corp	1,894	119,739
WR Grace & Co	2,016	81,225

		31,989,373

Communications - 10.8%

Alphabet Inc ‘A’ *	3,785	5,547,296
Alphabet Inc ‘C’ *	3,747	5,506,591
Arista Networks Inc *	584	120,847
AT&T Inc	401,618	11,450,129
CenturyLink Inc	63,035	636,023
Charter Communications Inc ‘A’ *	801	500,096
Ciena Corp *	8,419	334,150
Cisco Systems Inc	239,234	9,423,427
Comcast Corp ‘A’	255,309	11,810,594
CommScope Holding Co Inc *	10,129	91,161
Corning Inc	42,346	1,372,434
Discovery Inc ‘A’ *	8,722	189,878
Discovery Inc ‘C’ *	17,937	351,565
DISH Network Corp ‘A’ *	14,308	415,361
E*TRADE Financial Corp	12,334	617,317
eBay Inc	3,212	167,345
EchoStar Corp ‘A’ *	2,687	66,879
Expedia Group Inc	6,696	613,956
F5 Networks Inc *	3,508	430,677
FireEye Inc *	9,481	117,043
Fox Corp ‘A’	18,684	519,976
Fox Corp ‘B’ *	9,631	269,379
GCI Liberty Inc ‘A’ *	5,435	445,453
Grubhub Inc *	4,579	331,199
John Wiley & Sons Inc ‘A’	2,411	76,453
Juniper Networks Inc	18,109	389,344
Liberty Broadband Corp ‘A’ *	1,383	196,123
Liberty Broadband Corp ‘C’ *	6,035	862,221

	Shares	Value
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	$45,875
Liberty Media Corp-Liberty Formula One ‘C’ *	10,917	395,960
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,099	135,964
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,448	279,460
Lyft Inc ‘A’ *	13,735	378,399
Madison Square Garden Entertainment Corp *	1,080	73,969
Motorola Solutions Inc	8,629	1,353,114
News Corp ‘A’	21,372	299,635
News Corp ‘B’	6,777	94,743
Nexstar Media Group Inc ‘A’	812	73,023
Omnicom Group Inc	12,293	608,504
Pinterest Inc ‘A’ *	3,818	158,485
Sirius XM Holdings Inc	26,231	140,598
T-Mobile US Inc *	31,035	3,549,163
TD Ameritrade Holding Corp	14,746	577,306
Telephone & Data Systems Inc	5,622	103,670
The Interpublic Group of Cos Inc	21,403	356,788
The New York Times Co ‘A’	8,936	382,371
The Walt Disney Co	101,817	12,633,453
TripAdvisor Inc	5,618	110,057
Twitter Inc *	43,410	1,931,745
Uber Technologies Inc *	18,007	656,895
Ubiquiti Inc	89	14,833
United States Cellular Corp *	866	25,573
VeriSign Inc *	2,383	488,158
Verizon Communications Inc	233,737	13,905,014
ViacomCBS Inc ‘A’	639	19,355
ViacomCBS Inc ‘B’	30,980	867,750
ViaSat Inc *	3,220	110,736
Wayfair Inc ‘A’ *	324	94,287
Zillow Group Inc ‘A’ *	2,862	290,608
Zillow Group Inc ‘C’ *	7,055	716,717

		93,725,125

Consumer, Cyclical - 9.6%

Advance Auto Parts Inc	3,780	580,230
Alaska Air Group Inc	6,703	245,531
Allison Transmission Holdings Inc	2,216	77,870
American Airlines Group Inc	28,836	354,394
Aptiv PLC	15,145	1,388,494
Aramark	12,573	332,556
AutoNation Inc *	3,287	173,981
AutoZone Inc *	534	628,860
Best Buy Co Inc	10,574	1,176,780
BorgWarner Inc	11,401	441,675
Brunswick Corp	4,344	255,905
Burlington Stores Inc *	385	79,345
Capri Holdings Ltd *	7,931	142,758
CarMax Inc *	8,573	787,944
Carnival Corp	26,897	408,296
Carter’s Inc	2,394	207,273
Casey’s General Stores Inc	2,028	360,274
Choice Hotels International Inc	1,944	167,106
Columbia Sportswear Co	1,609	139,951
Copa Holdings SA ‘A’ (Panama)	1,658	83,464
Costco Wholesale Corp	2,873	1,019,915
Cummins Inc	8,304	1,753,473
Darden Restaurants Inc	7,274	732,783
Delta Air Lines Inc	36,083	1,103,418
Dick’s Sporting Goods Inc	3,446	199,454
Dolby Laboratories Inc ‘A’	3,106	205,866
Dollar Tree Inc *	6,830	623,852
DR Horton Inc	18,637	1,409,516
Dunkin’ Brands Group Inc	678	55,535
Extended Stay America Inc	9,889	118,174
Fastenal Co	6,051	272,840
Foot Locker Inc	5,782	190,979
Ford Motor Co	220,218	1,466,652
General Motors Co	70,604	2,089,172
Gentex Corp	13,511	347,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Genuine Parts Co	8,061	$767,165
Hanesbrands Inc	19,378	305,204
Harley-Davidson Inc	8,548	209,768
Hasbro Inc	7,223	597,487
HD Supply Holdings Inc *	8,864	365,551
Hilton Worldwide Holdings Inc	15,375	1,311,795
Hyatt Hotels Corp ‘A’	1,953	104,232
IAA Inc *	5,718	297,736
JetBlue Airways Corp *	15,060	170,630
Kohl’s Corp	8,657	160,414
L Brands Inc	12,819	407,772
Las Vegas Sands Corp	10,486	489,277
Lear Corp	3,300	359,865
Leggett & Platt Inc	7,271	299,347
Lennar Corp ‘A’	15,311	1,250,602
Lennar Corp ‘B’	877	57,584
Lions Gate Entertainment Corp ‘A’ *	3,318	31,455
Lions Gate Entertainment Corp ‘B’ *	6,209	54,142
LKQ Corp *	16,683	462,620
Marriott International Inc ‘A’	15,122	1,399,995
Mattel Inc *	8,146	95,308
McDonald’s Corp	35,975	7,896,153
MGM Resorts International	26,304	572,112
Mohawk Industries Inc *	3,200	312,288
MSC Industrial Direct Co Inc ‘A’	2,496	157,947
Newell Brands Inc	21,154	363,003
Nordstrom Inc	6,099	72,700
Norwegian Cruise Line Holdings Ltd *	15,598	266,882
Nu Skin Enterprises Inc ‘A’	2,867	143,608
NVR Inc *	169	690,047
Ollie’s Bargain Outlet Holdings Inc *	341	29,786
PACCAR Inc	19,143	1,632,515
Peloton Interactive Inc ‘A’ *	4,137	410,556
Penske Automotive Group Inc	1,779	84,787
Planet Fitness Inc ‘A’ *	1,935	119,235
Polaris Inc	2,912	274,718
PulteGroup Inc	15,402	712,959
PVH Corp	3,925	234,087
Qurate Retail Inc ‘A’	21,278	152,776
Ralph Lauren Corp	2,669	181,412
Ross Stores Inc	3,678	343,231
Royal Caribbean Cruises Ltd	9,857	638,044
Six Flags Entertainment Corp	4,266	86,600
Skechers U.S.A. Inc ‘A’ *	7,820	236,320
Southwest Airlines Co	33,261	1,247,287
Starbucks Corp	27,876	2,395,106
Tapestry Inc	15,232	238,076
Target Corp	28,193	4,438,142
Tempur Sealy International Inc *	684	61,006
The Gap Inc	10,201	173,723
The Home Depot Inc	30,284	8,410,170
The Madison Square Garden Co ‘A’ *	1,033	155,446
The Scotts Miracle-Gro Co	143	21,866
The TJX Cos Inc	12,939	720,055
The Toro Co	591	49,614
Thor Industries Inc	3,215	306,261
Tiffany & Co	6,918	801,450
Toll Brothers Inc	6,470	314,830
Ulta Beauty Inc *	211	47,260
Under Armour Inc ‘A’ *	10,522	118,162
Under Armour Inc ‘C’ *	10,592	104,225
United Airlines Holdings Inc *	16,515	573,896
Univar Solutions Inc *	9,320	157,322
Vail Resorts Inc	2,084	445,913
VF Corp	17,116	1,202,399
Virgin Galactic Holdings Inc *	471	9,057
Vroom Inc *	402	20,816
Walgreens Boots Alliance Inc	40,800	1,465,536
Walmart Inc	78,587	10,995,107
Watsco Inc	1,794	417,805
Whirlpool Corp	3,409	626,881

	Shares	Value
Williams-Sonoma Inc	3,542	$320,338
WW Grainger Inc	662	236,182
Wyndham Destinations Inc	4,694	144,387
Wyndham Hotels & Resorts Inc	5,050	255,025
Wynn Resorts Ltd	4,060	291,549
Yum China Holdings Inc (China)	21,009	1,112,427
Yum! Brands Inc	15,792	1,441,810

		83,751,068

Consumer, Non-Cyclical - 21.4%

2U Inc *	2,309	78,183
Abbott Laboratories	60,036	6,533,718
AbbVie Inc	5,834	511,000
Acadia Healthcare Co Inc *	4,911	144,776
Acceleron Pharma Inc *	154	17,330
ADT Inc	6,655	54,371
Agios Pharmaceuticals Inc *	3,103	108,605
Albertsons Cos Inc ‘A’ *	1,875	25,969
Alexion Pharmaceuticals Inc *	10,222	1,169,703
Alkermes PLC *	8,820	146,147
Altria Group Inc	59,213	2,287,990
AMERCO	498	177,278
AmerisourceBergen Corp	4,175	404,641
Anthem Inc	10,580	2,841,682
Archer-Daniels-Midland Co	31,264	1,453,463
Automatic Data Processing Inc	3,456	482,077
Avery Dennison Corp	2,696	344,657
Baxter International Inc	16,720	1,344,622
Becton Dickinson and Co	15,541	3,616,080
Berkeley Lights Inc *	346	26,421
Beyond Meat Inc *	582	96,647
Bio-Rad Laboratories Inc ‘A’ *	1,198	617,521
Bio-Techne Corp	127	31,462
Biogen Inc *	6,194	1,757,114
BioMarin Pharmaceutical Inc *	939	71,439
Bluebird Bio Inc *	1,994	107,576
Boston Scientific Corp *	80,447	3,073,880
Bright Horizons Family Solutions Inc *	986	149,911
Bristol-Myers Squibb Co	81,385	4,906,702
Brown-Forman Corp ‘A’	373	25,618
Brown-Forman Corp ‘B’	1,494	112,528
Bruker Corp	3,318	131,890
Bunge Ltd	7,605	347,548
Campbell Soup Co	5,209	251,959
Catalent Inc *	9,245	791,927
Centene Corp *	22,877	1,334,415
Charles River Laboratories International Inc *	311	70,426
Cigna Corp	14,955	2,533,527
Cintas Corp	563	187,383
Colgate-Palmolive Co	47,519	3,666,091
Conagra Brands Inc	27,657	987,631
Constellation Brands Inc ‘A’	9,014	1,708,243
CoreLogic Inc	4,139	280,086
Corteva Inc	42,370	1,220,680
Coty Inc ‘A’	16,104	43,481
CVS Health Corp	73,767	4,307,993
Danaher Corp	35,298	7,600,718
DaVita Inc *	3,804	325,813
Dentsply Sirona Inc	12,440	544,001
Elanco Animal Health Inc *	22,269	621,973
Encompass Health Corp	2,984	193,900
Envista Holdings Corp *	8,918	220,096
Equifax Inc	1,720	269,868
Euronet Worldwide Inc *	2,768	252,165
Exact Sciences Corp *	1,089	111,024
Exelixis Inc *	10,660	260,637
Flowers Foods Inc	10,734	261,158
FTI Consulting Inc *	2,041	216,285
General Mills Inc	34,219	2,110,628
Gilead Sciences Inc	70,933	4,482,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Global Payments Inc	16,806	$2,984,409
Globus Medical Inc ‘A’ *	4,142	205,112
Graham Holdings Co ‘B’	231	93,349
Grand Canyon Education Inc *	2,569	205,366
Grocery Outlet Holding Corp *	1,811	71,209
H&R Block Inc	3,203	52,177
Haemonetics Corp *	186	16,228
HCA Healthcare Inc	7,265	905,800
Henry Schein Inc *	7,854	461,658
Herbalife Nutrition Ltd *	4,481	209,039
Hill-Rom Holdings Inc	3,242	270,739
Hologic Inc *	4,329	287,749
Horizon Therapeutics Plc *	760	59,037
Hormel Foods Corp	15,549	760,191
Humana Inc	4,626	1,914,655
ICU Medical Inc *	795	145,294
IHS Markit Ltd	10,330	811,008
Ingredion Inc	3,697	279,789
Integra LifeSciences Holdings Corp *	3,988	188,313
Ionis Pharmaceuticals Inc *	3,655	173,430
IQVIA Holdings Inc *	6,695	1,055,333
Jazz Pharmaceuticals PLC *	2,979	424,776
Johnson & Johnson	128,561	19,140,162
Kellogg Co	9,250	597,457
Keurig Dr Pepper Inc	21,869	603,584
Kimberly-Clark Corp	19,144	2,826,803
Laboratory Corp of America Holdings *	5,221	982,958
Lamb Weston Holdings Inc	6,198	410,741
Macquarie Infrastructure Corp	4,104	110,357
ManpowerGroup Inc	3,236	237,296
McCormick & Co Inc	3,056	593,170
McKesson Corp	2,271	338,220
Medtronic PLC	75,645	7,861,028
Merck & Co Inc	17,994	1,492,602
Molina Healthcare Inc *	1,086	198,781
Molson Coors Beverage Co ‘B’	9,614	322,646
Mondelez International Inc ‘A’	79,635	4,575,031
Morningstar Inc	195	31,319
Mylan NV *	29,526	437,871
Nektar Therapeutics *	9,684	160,658
Nielsen Holdings PLC	19,627	278,311
PepsiCo Inc	20,771	2,878,861
Perrigo Co PLC	7,525	345,473
Pfizer Inc	313,268	11,496,936
Philip Morris International Inc	87,797	6,583,897
Pilgrim’s Pride Corp *	1,877	28,089
Post Holdings Inc *	3,510	301,860
PPD Inc *	1,174	43,426
PRA Health Sciences Inc *	526	53,357
Premier Inc ‘A’	3,440	112,935
QIAGEN NV *	12,729	665,218
Quanta Services Inc	6,098	322,340
Quest Diagnostics Inc	7,640	874,704
Reata Pharmaceuticals Inc ‘A’ *	139	13,541
Reynolds Consumer Products Inc	1,993	61,026
Robert Half International Inc	6,149	325,528
Rollins Inc	1,036	56,141
Royalty Pharma PLC ‘A’	2,965	124,738
S&P Global Inc	5,572	2,009,263
Sabre Corp	15,923	103,659
Sage Therapeutics Inc *	2,648	161,846
Seaboard Corp	14	39,714
Service Corp International	9,579	404,042
Spectrum Brands Holdings Inc	2,370	135,469
Sprouts Farmers Market Inc *	1,034	21,642
STERIS PLC	4,452	784,398
Stryker Corp	13,186	2,747,567
Syneos Health Inc *	3,122	165,965
Sysco Corp	7,947	494,462
Tandem Diabetes Care Inc *	356	40,406
Teladoc Health Inc *	396	86,819

	Shares	Value
Teleflex Inc	949	$323,059
Terminix Global Holdings Inc *	7,286	290,566
The Clorox Co	2,023	425,174
The Coca-Cola Co	90,064	4,446,460
The Cooper Cos Inc	2,455	827,630
The Estee Lauder Cos Inc ‘A’	1,315	286,999
The Hain Celestial Group Inc *	4,547	155,962
The Hershey Co	1,881	269,623
The JM Smucker Co	6,337	732,050
The Kraft Heinz Co	36,559	1,094,942
The Kroger Co	43,685	1,481,358
The Procter & Gamble Co	75,927	10,553,094
Thermo Fisher Scientific Inc	9,190	4,057,569
TransUnion	945	79,503
TreeHouse Foods Inc *	3,141	127,305
Tyson Foods Inc ‘A’	16,322	970,833
United Rentals Inc *	4,133	721,208
United Therapeutics Corp *	2,390	241,390
UnitedHealth Group Inc	8,916	2,779,741
Universal Health Services Inc ‘B’	4,057	434,180
US Foods Holding Corp *	12,279	272,839
Varian Medical Systems Inc *	4,422	760,584
WEX Inc *	2,326	323,244
Zimmer Biomet Holdings Inc	11,694	1,592,021
Zoetis Inc	2,492	412,102

		185,969,327

Energy - 3.9%

Antero Midstream Corp	16,027	86,065
Apache Corp	20,798	196,957
Baker Hughes Co	37,356	496,461
Cabot Oil & Gas Corp	21,596	374,907
Chevron Corp	105,468	7,593,696
Cimarex Energy Co	5,612	136,540
Concho Resources Inc	10,750	474,290
ConocoPhillips	60,620	1,990,761
Continental Resources Inc	4,179	51,318
Devon Energy Corp	21,030	198,944
Diamondback Energy Inc	9,110	274,393
EOG Resources Inc	32,916	1,183,001
EQT Corp	14,248	184,227
Equitrans Midstream Corp	20,706	175,173
Exxon Mobil Corp	238,680	8,193,884
First Solar Inc *	4,646	307,565
Halliburton Co	50,123	603,982
Helmerich & Payne Inc	5,839	85,541
Hess Corp	15,776	645,712
HollyFrontier Corp	8,344	164,460
Kinder Morgan Inc	109,778	1,353,563
Marathon Oil Corp	43,402	177,514
Marathon Petroleum Corp	36,506	1,071,086
Murphy Oil Corp	8,125	72,475
National Oilwell Varco Inc	21,685	196,466
Noble Energy Inc	26,611	227,524
Occidental Petroleum Corp	47,068	471,151
ONEOK Inc	24,440	634,951
Parsley Energy Inc ‘A’	16,820	157,435
Phillips 66	24,622	1,276,404
Pioneer Natural Resources Co	9,334	802,631
Schlumberger NV	78,205	1,216,870
Targa Resources Corp	12,874	180,622
The Williams Cos Inc	68,520	1,346,418
Valero Energy Corp	23,021	997,270
WPX Energy Inc *	22,471	110,108

		33,710,365

Financial - 21.6%

Affiliated Managers Group Inc	2,620	179,156
Aflac Inc	40,009	1,454,327
AGNC Investment Corp REIT	31,280	435,105

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Air Lease Corp	5,951	$175,078
Alexandria Real Estate Equities Inc REIT	7,079	1,132,640
Alleghany Corp	694	361,192
Alliance Data Systems Corp	2,510	105,370
Ally Financial Inc	21,188	531,183
American Campus Communities Inc REIT	7,650	267,138
American Express Co	36,897	3,698,924
American Financial Group Inc	4,061	272,006
American Homes 4 Rent ‘A’ REIT	14,298	407,207
American International Group Inc	48,656	1,339,500
American National Group Inc	443	29,916
Americold Realty Trust REIT	10,514	375,876
Ameriprise Financial Inc	6,764	1,042,400
Annaly Capital Management Inc REIT	80,027	569,792
Apartment Investment & Management Co ‘A’ REIT	8,154	274,953
Apollo Global Management Inc	4,805	215,024
Apple Hospitality REIT Inc	11,714	112,572
Arch Capital Group Ltd *	22,604	661,167
Arthur J Gallagher & Co	10,662	1,125,694
Associated Banc-Corp	8,347	105,339
Assurant Inc	3,283	398,261
Assured Guaranty Ltd	4,690	100,741
Athene Holding Ltd ‘A’ *	6,456	220,020
AvalonBay Communities Inc REIT	7,963	1,189,194
Axis Capital Holdings Ltd	4,223	185,981
Bank of America Corp	436,179	10,507,552
Bank of Hawaii Corp	2,171	109,679
Bank OZK	6,824	145,488
Berkshire Hathaway Inc ‘B’ *	107,882	22,972,393
BlackRock Inc	8,299	4,676,901
BOK Financial Corp	1,753	90,297
Boston Properties Inc REIT	8,911	715,553
Brandywine Realty Trust REIT	9,280	95,955
Brighthouse Financial Inc *	5,494	147,844
Brixmor Property Group Inc REIT	16,555	193,528
Brown & Brown Inc	12,698	574,838
Camden Property Trust REIT	5,501	489,479
Capital One Financial Corp	25,557	1,836,526
Cboe Global Markets Inc	4,716	413,782
CBRE Group Inc ‘A’ *	18,586	872,984
Chubb Ltd	25,367	2,945,616
Cincinnati Financial Corp	8,344	650,582
Citigroup Inc	117,557	5,067,882
Citizens Financial Group Inc	23,833	602,498
CME Group Inc	20,024	3,350,215
CNA Financial Corp	1,599	47,954
Comerica Inc	7,664	293,148
Commerce Bancshares Inc	5,539	311,790
CoreSite Realty Corp REIT	732	87,020
Corporate Office Properties Trust REIT	6,274	148,819
Cousins Properties Inc REIT	8,272	236,496
Credit Acceptance Corp *	528	178,802
Crown Castle International Corp REIT	1,559	259,574
CubeSmart REIT	10,640	343,778
Cullen/Frost Bankers Inc	3,084	197,222
CyrusOne Inc REIT	6,542	458,136
Digital Realty Trust Inc REIT	15,066	2,211,086
Discover Financial Services	17,446	1,008,030
Douglas Emmett Inc REIT	9,297	233,355
Duke Realty Corp REIT	20,517	757,077
East West Bancorp Inc	7,765	254,226
Eaton Vance Corp	6,099	232,677
Empire State Realty Trust Inc ‘A’ REIT	8,173	50,019
EPR Properties REIT	4,356	119,790
Equitable Holdings Inc	22,398	408,540
Equity Commonwealth REIT	6,522	173,681
Equity LifeStyle Properties Inc REIT	5,651	346,406
Equity Residential REIT	20,808	1,068,075
Erie Indemnity Co ‘A’	601	126,378
Essex Property Trust Inc REIT	3,730	748,947

	Shares	Value
Evercore Inc ‘A’	2,207	$144,470
Everest Re Group Ltd	2,280	450,391
Extra Space Storage Inc REIT	2,086	223,181
Federal Realty Investment Trust REIT	4,145	304,409
Fidelity National Financial Inc	14,749	461,791
Fifth Third Bancorp	40,624	866,104
First American Financial Corp	5,975	304,187
First Citizens BancShares Inc ‘A’	366	116,673
First Hawaiian Inc	7,243	104,806
First Horizon National Corp	30,025	283,136
First Industrial Realty Trust Inc REIT	7,054	280,749
First Republic Bank	9,648	1,052,211
FNB Corp	18,019	122,169
Franklin Resources Inc	15,639	318,254
Gaming and Leisure Properties Inc REIT	11,337	418,675
Globe Life Inc	5,959	476,124
GoHealth Inc ‘A’ *	2,547	33,175
Healthcare Trust of America Inc ‘A’ REIT	11,972	311,272
Healthpeak Properties Inc REIT	30,778	835,623
Highwoods Properties Inc REIT	5,748	192,960
Host Hotels & Resorts Inc REIT	38,511	415,534
Hudson Pacific Properties Inc REIT	8,393	184,058
Huntington Bancshares Inc	57,465	526,954
Interactive Brokers Group Inc ‘A’	4,030	194,770
Intercontinental Exchange Inc	19,728	1,973,786
Invesco Ltd	21,074	240,454
Invitation Homes Inc REIT	31,785	889,662
Iron Mountain Inc REIT	6,618	177,296
JBG SMITH Properties REIT	6,807	182,019
Jefferies Financial Group Inc	12,670	228,060
Jones Lang LaSalle Inc	2,836	271,292
JPMorgan Chase & Co	170,775	16,440,509
Kemper Corp	3,450	230,564
KeyCorp	55,934	667,293
Kilroy Realty Corp REIT	6,607	343,300
Kimco Realty Corp REIT	22,750	256,165
KKR & Co Inc	30,227	1,037,995
Lamar Advertising Co ‘A’ REIT	4,734	313,249
Lazard Ltd ‘A’	5,636	186,270
Lemonade Inc *	823	40,920
LendingTree Inc *	29	8,900
Life Storage Inc REIT	2,606	274,334
Lincoln National Corp	9,294	291,181
Loews Corp	13,196	458,561
LPL Financial Holdings Inc	3,983	305,377
M&T Bank Corp	7,137	657,246
Markel Corp *	772	751,696
Marsh & McLennan Cos Inc	6,226	714,122
Medical Properties Trust Inc REIT	28,646	505,029
Mercury General Corp	1,526	63,131
MetLife Inc	43,311	1,609,870
MGIC Investment Corp	18,873	167,215
Mid-America Apartment Communities Inc REIT	6,534	757,617
Morgan Stanley	62,205	3,007,612
Nasdaq Inc	6,535	801,910
National Retail Properties Inc REIT	9,432	325,498
New Residential Investment Corp REIT	23,155	184,082
New York Community Bancorp Inc	25,136	207,875
Northern Trust Corp	10,945	853,382
Old Republic International Corp	15,817	233,143
Omega Healthcare Investors Inc REIT	12,392	371,016
OneMain Holdings Inc	3,632	113,500
Outfront Media Inc REIT	7,859	114,348
PacWest Bancorp	6,521	111,379
Paramount Group Inc REIT	10,574	74,864
Park Hotels & Resorts Inc REIT	13,379	133,656
People’s United Financial Inc	24,764	255,317
Pinnacle Financial Partners Inc	4,128	146,916
Popular Inc	4,851	175,946
Primerica Inc	862	97,527
Principal Financial Group Inc	15,123	609,003

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Prologis Inc REIT	41,529	$4,178,648
Prosperity Bancshares Inc	4,917	254,848
Prudential Financial Inc	22,246	1,413,066
Public Storage REIT	2,969	661,256
Raymond James Financial Inc	6,978	507,719
Rayonier Inc REIT	7,625	201,605
Realty Income Corp REIT	19,442	1,181,102
Regency Centers Corp REIT	9,751	370,733
Regions Financial Corp	54,643	630,034
Reinsurance Group of America Inc	3,731	355,154
RenaissanceRe Holdings Ltd (Bermuda)	1,851	314,189
Rexford Industrial Realty Inc REIT	7,112	325,445
Rocket Cos Inc ‘A’ *	3,147	62,720
Santander Consumer USA Holdings Inc	4,219	76,744
SBA Communications Corp REIT	5,401	1,720,110
SEI Investments Co	6,353	322,224
Signature Bank	2,865	237,766
Simon Property Group Inc REIT	3,624	234,400
SL Green Realty Corp REIT	4,321	200,365
SLM Corp	16,084	130,120
Spirit Realty Capital Inc REIT	5,748	193,995
Starwood Property Trust Inc REIT	15,051	227,120
State Street Corp	19,852	1,177,819
Sterling Bancorp	10,802	113,637
STORE Capital Corp REIT	13,169	361,226
Sun Communities Inc REIT	5,383	756,904
SVB Financial Group *	2,865	689,376
Synchrony Financial	33,297	871,382
Synovus Financial Corp	8,187	173,319
T Rowe Price Group Inc	9,520	1,220,654
Taubman Centers Inc REIT	3,353	111,621
TCF Financial Corp	8,310	194,122
TFS Financial Corp	3,214	47,214
The Allstate Corp	17,685	1,664,866
The Bank of New York Mellon Corp	45,080	1,548,047
The Carlyle Group Inc	5,896	145,454
The Charles Schwab Corp	65,145	2,360,203
The Goldman Sachs Group Inc	18,698	3,757,737
The Hanover Insurance Group Inc	2,116	197,169
The Hartford Financial Services Group Inc	20,434	753,197
The Howard Hughes Corp *	2,179	125,510
The Macerich Co REIT	1	7
The PNC Financial Services Group Inc	23,952	2,632,564
The Progressive Corp	23,441	2,219,159
The Travelers Cos Inc	14,291	1,546,143
The Western Union Co	18,206	390,155
Tradeweb Markets Inc ‘A’	688	39,904
Truist Financial Corp	75,982	2,891,115
UDR Inc REIT	16,137	526,228
Umpqua Holdings Corp	12,293	130,552
Unum Group	11,362	191,222
US Bancorp	76,752	2,751,559
Ventas Inc REIT	21,277	892,783
VEREIT Inc REIT	59,477	386,601
VICI Properties Inc REIT	30,146	704,512
Virtu Financial Inc ‘A’	374	8,606
Vornado Realty Trust REIT	10,117	341,044
Voya Financial Inc	6,921	331,724
Webster Financial Corp	5,002	132,103
Weingarten Realty Investors REIT	6,778	114,955
Wells Fargo & Co	211,946	4,982,850
Welltower Inc REIT	23,594	1,299,793
Western Alliance Bancorp	5,355	169,325
Weyerhaeuser Co REIT	42,147	1,202,032
White Mountains Insurance Group Ltd	169	131,651
Willis Towers Watson PLC	7,261	1,516,242
Wintrust Financial Corp	3,190	127,760
WP Carey Inc REIT	9,849	641,761
WR Berkley Corp	7,670	469,021
Zions Bancorp NA	8,893	259,853

		187,308,181

	Shares	Value
Industrial - 12.5%

3M Co	10,781	$1,726,901
Acuity Brands Inc	2,198	224,965
AECOM *	8,417	352,167
AGCO Corp	3,402	252,667
Agilent Technologies Inc	15,994	1,614,434
Allegion PLC	1,803	178,335
Amcor PLC	75,633	835,745
AMETEK Inc	13,050	1,297,170
Amphenol Corp ‘A’	6,752	731,039
AO Smith Corp	7,310	385,968
AptarGroup Inc	3,538	400,502
Ardagh Group SA	1,357	19,066
Armstrong World Industries Inc	1,678	115,463
Arrow Electronics Inc *	4,295	337,845
Avnet Inc	5,478	141,552
Ball Corp	1,142	94,923
Berry Global Group Inc *	4,899	236,720
BWX Technologies Inc	1,909	107,496
Carlisle Cos Inc	2,976	364,173
Carrier Global Corp	31,679	967,477
Caterpillar Inc	30,554	4,557,129
CH Robinson Worldwide Inc	6,257	639,403
Clean Harbors Inc *	2,876	161,142
Coherent Inc *	235	26,069
Colfax Corp *	5,536	173,609
Crane Co	2,680	134,348
Crown Holdings Inc *	6,406	492,365
CSX Corp	43,090	3,346,800
Curtiss-Wright Corp	2,319	216,270
Deere & Co	15,906	3,525,247
Donaldson Co Inc	6,272	291,146
Dover Corp	8,203	888,713
Eagle Materials Inc	2,306	199,054
Eaton Corp PLC	22,588	2,304,654
Emerson Electric Co	33,604	2,203,414
Energizer Holdings Inc	714	27,946
Expeditors International of Washington Inc	3,539	320,350
FedEx Corp	13,626	3,427,211
FLIR Systems Inc	7,184	257,546
Flowserve Corp	7,270	198,398
Fortive Corp	16,844	1,283,681
Fortune Brands Home & Security Inc	7,688	665,166
frontdoor Inc *	3,980	154,862
Garmin Ltd	8,532	809,346
Gates Industrial Corp PLC *	2,357	26,210
Generac Holdings Inc *	301	58,286
General Dynamics Corp	14,319	1,982,179
General Electric Co	490,659	3,056,806
Graco Inc	4,615	283,130
GrafTech International Ltd	3,570	24,419
Graphic Packaging Holding Co	12,148	171,165
HEICO Corp	489	51,179
HEICO Corp ‘A’	852	75,538
Hexcel Corp	4,658	156,276
Honeywell International Inc	39,595	6,517,733
Howmet Aerospace Inc	21,744	363,560
Hubbell Inc	2,976	407,236
Huntington Ingalls Industries Inc	1,973	277,700
IDEX Corp	4,276	779,985
Illinois Tool Works Inc	9,903	1,913,359
Ingersoll Rand Inc *	19,566	696,550
ITT Inc	4,761	281,137
Jabil Inc	6,654	227,966
Jacobs Engineering Group Inc	7,101	658,760
JB Hunt Transport Services Inc	3,372	426,153
Johnson Controls International PLC	41,979	1,714,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Kansas City Southern	5,389	$974,493
Keysight Technologies Inc *	7,157	706,968
Kirby Corp *	3,329	120,410
Knight-Swift Transportation Holdings Inc	6,885	280,219
L3Harris Technologies Inc	12,145	2,062,707
Landstar System Inc	401	50,321
Lennox International Inc	1,905	519,322
Lincoln Electric Holdings Inc	1,831	168,525
Littelfuse Inc	1,297	230,010
Martin Marietta Materials Inc	3,571	840,471
Masco Corp	14,636	806,883
MDU Resources Group Inc	11,141	250,672
Mercury Systems Inc *	568	43,997
Mettler-Toledo International Inc *	79	76,294
MSA Safety Inc	1,582	212,257
National Instruments Corp	7,097	253,363
Nordson Corp	587	112,598
Norfolk Southern Corp	14,447	3,091,514
Northrop Grumman Corp	708	223,367
nVent Electric PLC	8,683	153,602
Old Dominion Freight Line Inc	753	136,233
Oshkosh Corp	3,785	278,197
Otis Worldwide Corp	23,012	1,436,409
Owens Corning	6,126	421,530
Packaging Corp of America	5,339	582,218
Parker-Hannifin Corp	7,222	1,461,299
Pentair PLC	9,091	416,095
PerkinElmer Inc	5,122	642,862
Raytheon Technologies Corp	80,437	4,628,345
Regal Beloit Corp	2,230	209,330
Republic Services Inc	11,898	1,110,678
Rockwell Automation Inc	3,414	753,402
Roper Technologies Inc	5,066	2,001,627
Ryder System Inc	2,928	123,679
Schneider National Inc ‘B’	3,295	81,485
Sealed Air Corp	8,560	332,214
Sensata Technologies Holding PLC *	8,499	366,647
Silgan Holdings Inc	4,395	161,604
Snap-on Inc	2,963	435,946
Sonoco Products Co	5,517	281,753
Spirit AeroSystems Holdings Inc ‘A’	5,859	110,794
Stanley Black & Decker Inc	8,709	1,412,600
Stericycle Inc *	5,032	317,318
SYNNEX Corp	2,287	320,317
Teledyne Technologies Inc *	2,093	649,270
Textron Inc	12,923	466,391
The AZEK Co Inc *	2,021	70,351
The Boeing Co	30,137	4,980,441
The Middleby Corp *	3,078	276,127
The Timken Co	3,539	191,885
Trane Technologies PLC	13,464	1,632,510
TransDigm Group Inc	2,299	1,092,301
Trimble Inc *	14,322	697,481
Trinity Industries Inc	5,072	98,904
Union Pacific Corp	18,769	3,695,053
United Parcel Service Inc ‘B’	13,521	2,253,004
Valmont Industries Inc	1,171	145,415
Vulcan Materials Co	7,529	1,020,481
Waste Management Inc	20,776	2,351,220
Waters Corp *	3,157	617,762
Westinghouse Air Brake Technologies Corp	10,422	644,913
Westrock Co	14,133	490,980
Woodward Inc	3,109	249,217
XPO Logistics Inc *	4,752	402,304
Xylem Inc	9,972	838,845

		108,904,076

Technology - 7.1%

Activision Blizzard Inc	26,043	2,108,181
Advanced Micro Devices Inc *	4,571	374,776

	Shares	Value
Akamai Technologies Inc *	1,573	$173,879
Amdocs Ltd	7,605	436,603
Analog Devices Inc	18,292	2,135,408
Aspen Technology Inc *	257	32,534
Autodesk Inc *	4,164	961,926
Broadcom Inc	1,120	408,038
CACI International Inc ‘A’ *	1,147	244,495
CDK Global Inc	5,857	255,307
Ceridian HCM Holding Inc *	1,762	145,629
Change Healthcare Inc *	3,590	52,091
Cirrus Logic Inc *	3,264	220,157
Citrix Systems Inc	4,998	688,275
Cognizant Technology Solutions Corp ‘A’	28,308	1,965,141
Cree Inc *	5,961	379,954
Crowdstrike Holdings Inc ‘A’ *	2,353	323,114
Dell Technologies Inc ‘C’ *	13,277	898,720
DXC Technology Co	14,172	252,970
Electronic Arts Inc *	13,847	1,805,787
Entegris Inc	479	35,609
Fidelity National Information Services Inc	34,842	5,129,091
Fiserv Inc *	22,233	2,291,111
Genpact Ltd	6,314	245,930
Guidewire Software Inc *	3,706	386,425
Hewlett Packard Enterprise Co	74,165	694,926
HP Inc	80,748	1,533,405
Intel Corp	238,781	12,364,080
International Business Machines Corp	50,127	6,098,952
IPG Photonics Corp *	1,826	310,365
Jack Henry & Associates Inc	925	150,396
Jamf Holding Corp *	701	26,365
Leidos Holdings Inc	6,786	604,972
Lumentum Holdings Inc *	3,680	276,478
Manhattan Associates Inc *	382	36,477
Marvell Technology Group Ltd	37,230	1,478,031
Maxim Integrated Products Inc	10,106	683,267
Microchip Technology Inc	3,441	353,597
Micron Technology Inc *	62,830	2,950,497
MKS Instruments Inc	754	82,359
NCR Corp *	7,104	157,283
NetApp Inc	5,586	244,890
Nuance Communications Inc *	15,486	513,980
Oak Street Health Inc *	539	28,804
ON Semiconductor Corp *	22,352	484,815
Oracle Corp	13,073	780,458
Paychex Inc	3,769	300,653
Pegasystems Inc	223	26,992
Pure Storage Inc ‘A’ *	5,764	88,708
Qorvo Inc *	6,435	830,179
RealPage Inc *	619	35,679
salesforce.com Inc *	3,602	905,255
Science Applications International Corp	2,824	221,458
Skyworks Solutions Inc	9,444	1,374,102
SolarWinds Corp *	2,602	52,925
SS&C Technologies Holdings Inc	9,916	600,116
Synopsys Inc *	603	129,030
Take-Two Interactive Software Inc *	471	77,819
Teradata Corp *	1,437	32,620
Texas Instruments Inc	26,012	3,714,253
Twilio Inc ‘A’ *	1,304	322,205
Western Digital Corp	16,767	612,834
Xerox Holdings Corp	10,108	189,727
Zebra Technologies Corp ‘A’ *	252	63,620
Zynga Inc ‘A’ *	8,777	80,046

		61,463,769

Utilities - 5.7%

AES Corp	36,918	668,585
Alliant Energy Corp	14,320	739,628
Ameren Corp	13,954	1,103,482
American Electric Power Co Inc	27,990	2,287,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
American Water Works Co Inc	10,225	$1,481,398
Atmos Energy Corp	6,980	667,218
Avangrid Inc	3,167	159,807
CenterPoint Energy Inc	27,750	536,963
CMS Energy Corp	16,246	997,667
Consolidated Edison Inc	18,893	1,469,875
Dominion Energy Inc	47,265	3,730,627
DTE Energy Co	10,844	1,247,494
Duke Energy Corp	41,405	3,666,827
Edison International	20,292	1,031,645
Entergy Corp	11,376	1,120,877
Essential Utilities Inc	12,321	495,920
Evergy Inc	12,636	642,162
Eversource Energy	19,375	1,618,781
Exelon Corp	54,855	1,961,615
FirstEnergy Corp	30,213	867,415
Hawaiian Electric Industries Inc	5,979	198,742
IDACORP Inc	2,774	221,643
National Fuel Gas Co	4,622	187,607
NextEra Energy Inc	27,590	7,657,880
NiSource Inc	21,087	463,914
NRG Energy Inc	8,749	268,944
OGE Energy Corp	11,007	330,100
PG&E Corp *	73,032	685,771
Pinnacle West Capital Corp	6,199	462,135
PPL Corp	43,561	1,185,295
Public Service Enterprise Group Inc	28,468	1,563,178
Sempra Energy	16,337	1,933,647
The Southern Co	59,452	3,223,487
UGI Corp	11,456	377,819
Vistra Corp	26,876	506,881
WEC Energy Group Inc	17,787	1,723,560
Xcel Energy Inc	29,565	2,040,281

		49,526,493

Total Common Stocks (Cost $791,320,711)		836,347,777

EXCHANGE-TRADED FUND - 2.9%

iShares Russell 1000 Value	213,224	25,188,151

Total Exchange-Traded Fund (Cost $24,682,710)		25,188,151

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $7,236,998; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $7,381,839)	$7,236,998	7,236,998

Total Short-Term Investment (Cost $7,236,998)		7,236,998

TOTAL INVESTMENTS - 100.0% (Cost $823,240,419)		868,772,926

DERIVATIVES - 0.0%		40,005

OTHER ASSETS & LIABILITIES, NET - 0.0%		171,397

NET ASSETS - 100.0%		$868,984,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/20	27	$4,491,468	$4,525,200	$33,732
S&P MID 400 E-Mini Index	12/20	10	1,849,627	1,855,900	6,273

Total Futures Contracts					$40,005

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$836,347,777	$836,347,777	$-	$-
	Exchange-Traded Fund	25,188,151	25,188,151	-	-
	Short-Term Investment	7,236,998	-	7,236,998	-
	Derivatives:
	Equity Contracts Futures	40,005	40,005	-	-

	Total	$868,812,931	$861,575,933	$7,236,998	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Oncternal Therapeutics Inc - Contingent Value Rights *	33	$68

Total Rights (Cost $68)		68

COMMON STOCKS - 98.8%

Basic Materials - 2.0%

American Vanguard Corp	400	5,256
Amyris Inc *	674	1,968
Balchem Corp	1,986	193,893
Caledonia Mining Corp PLC (South Africa)	294	4,995
Codexis Inc *	3,632	42,640
Compass Minerals International Inc	2,291	135,971
Ferro Corp *	4,035	50,034
GCP Applied Technologies Inc *	2,538	53,171
Hawkins Inc	346	15,951
HB Fuller Co	2,240	102,547
Ingevity Corp *	2,785	137,690
Innospec Inc	1,321	83,646
Koppers Holdings Inc *	834	17,439
Marrone Bio Innovations Inc *	4,675	5,703
Novagold Resources Inc * (Canada)	14,903	177,197
Orion Engineered Carbons SA (Germany)	2,328	29,123
PQ Group Holdings Inc *	454	4,658
Quaker Chemical Corp	895	160,840
Rogers Corp *	227	22,260
Sensient Technologies Corp	1,161	67,036
Stepan Co	109	11,881
Tronox Holdings PLC ‘A’ *	2,073	16,315
United States Lime & Minerals Inc	8	721
Uranium Energy Corp *	5,160	5,143

		1,346,078

Communications - 5.2%

1-800-Flowers.com Inc ‘A’ *	1,656	41,301
A10 Networks Inc *	4,015	25,576
Acacia Communications Inc *	2,611	175,981
AMC Networks Inc ‘A’ *	1,083	26,761
Anterix Inc *	723	23,649
ATN International Inc	46	2,306
Boingo Wireless Inc *	2,879	29,351
CalAmp Corp *	1,636	11,763
Calix Inc *	3,535	62,852
Cambium Networks Corp *	443	7,473
Cargurus Inc *	5,802	125,497
CarParts.com Inc *	1,322	14,291
Casa Systems Inc *	1,894	7,633
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	2,690	11,271
ChannelAdvisor Corp *	1,938	28,043
Cincinnati Bell Inc *	1,180	17,700
Clearfield Inc *	784	15,813
Cogent Communications Holdings Inc	2,855	171,443
Consolidated Communications Holdings Inc *	536	3,050
Endurance International Group Holdings Inc *	4,661	26,754
ePlus Inc *	759	55,559
Eventbrite Inc ‘A’ *	4,260	46,221
EverQuote Inc ‘A’ *	919	35,510
Extreme Networks Inc *	8,211	33,008
Gogo Inc *	3,472	32,081
Gray Television Inc *	1,716	23,629

	Shares	Value
GTT Communications Inc *	2,371	$12,234
HC2 Holdings Inc *	2,261	5,472
IDT Corp ‘B’ *	681	4,481
Infinera Corp *	5,536	34,102
Inseego Corp *	4,563	47,090
InterDigital Inc	631	36,005
Iridium Communications Inc *	5,069	129,665
Limelight Networks Inc *	8,122	46,783
LiveXLive Media Inc *	332	862
Loral Space & Communications Inc	228	4,172
Luna Innovations Inc *	1,792	10,716
Magnite Inc *	4,016	27,891
Meredith Corp	1,324	17,371
Mimecast Ltd *	3,846	180,454
NeoPhotonics Corp *	2,291	13,952
NIC Inc	4,426	87,192
Ooma Inc *	1,428	18,635
ORBCOMM Inc *	734	2,496
Overstock.com Inc *	2,351	170,800
Perficient Inc *	2,188	93,515
Plantronics Inc	742	8,785
Q2 Holdings Inc *	3,345	305,265
QuinStreet Inc *	976	15,460
Quotient Technology Inc *	3,305	24,391
Resonant Inc *	3,769	8,970
Shenandoah Telecommunications Co	3,238	143,881
Shutterstock Inc	1,471	76,551
Stamps.com Inc *	1,148	276,611
Stitch Fix Inc ‘A’ *	3,198	86,762
TechTarget Inc *	1,545	67,918
The RealReal Inc *	4,190	60,629
Tucows Inc ‘A’ *	631	43,476
Upwork Inc *	6,233	108,704
Value Line Inc	62	1,531
Viavi Solutions Inc *	15,286	179,305
VirnetX Holding Corp	2,028	10,688
Vonage Holdings Corp *	8,706	89,062
WideOpenWest Inc *	1,947	10,105
Yelp Inc *	918	18,443
Zix Corp *	3,777	22,058

		3,556,999

Consumer, Cyclical - 12.6%

Accel Entertainment Inc *	2,925	31,327
Acushnet Holdings Corp	546	18,351
Allegiant Travel Co	100	11,980
America’s Car-Mart Inc *	328	27,841
Asbury Automotive Group Inc *	513	49,992
Aspen Aerogels Inc *	229	2,508
Big Lots Inc	232	10,347
BJ’s Wholesale Club Holdings Inc *	9,210	382,675
Bloomin’ Brands Inc	5,842	89,207
Blue Bird Corp *	448	5,448
Boot Barn Holdings Inc *	1,797	50,568
Brinker International Inc	1,990	85,013
Caesars Entertainment Inc *	5,489	307,713
Camping World Holdings Inc ‘A’	2,170	64,557
Casper Sleep Inc *	191	1,373
Cavco Industries Inc *	619	111,612
Churchill Downs Inc	2,560	419,379
Clarus Corp	135	1,906
Core-Mark Holding Co Inc	2,786	80,599
Cracker Barrel Old Country Store Inc	678	77,739
Crocs Inc *	4,487	191,729
Dave & Buster’s Entertainment Inc	1,091	16,540
Deckers Outdoor Corp *	1,881	413,839
Denny’s Corp *	2,667	26,670
Dine Brands Global Inc	76	4,149
Dorman Products Inc *	1,792	161,961
Douglas Dynamics Inc	1,431	48,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
El Pollo Loco Holdings Inc *	118	$1,912
Envela Corp *	542	2,325
Everi Holdings Inc *	1,867	15,403
EVI Industries Inc *	355	9,447
FirstCash Inc	2,727	156,012
Foundation Building Materials Inc *	341	5,361
Fox Factory Holding Corp *	2,781	206,712
Freshpet Inc *	2,609	291,295
GAN Ltd * (United Kingdom)	458	7,740
Gentherm Inc *	2,194	89,735
Golden Entertainment Inc *	469	6,486
GrowGeneration Corp *	2,410	38,512
Hamilton Beach Brands Holding Co ‘A’	173	3,365
Healthcare Services Group Inc	5,010	107,865
Hilton Grand Vacations Inc *	5,706	119,712
Hooker Furniture Corp	52	1,343
Installed Building Products Inc *	1,537	156,390
Interface Inc	768	4,700
iRobot Corp *	1,854	140,719
Jack in the Box Inc	162	12,848
Johnson Outdoors Inc ‘A’	164	13,430
KB Home	839	32,209
LCI Industries	1,654	175,804
LGI Homes Inc *	1,503	174,604
Liberty Media Corp-Liberty Braves ‘A’ *	355	7,412
Liberty Media Corp-Liberty Braves ‘C’ *	1,520	31,935
Lindblad Expeditions Holdings Inc*	1,659	14,118
Lithia Motors Inc ‘A’	733	167,080
Lumber Liquidators Holdings Inc *	305	6,725
Malibu Boats Inc ‘A’ *	1,365	67,649
Marine Products Corp	520	8,133
Marriott Vacations Worldwide Corp	347	31,511
MasterCraft Boat Holdings Inc *	1,296	22,667
Meritage Homes Corp *	125	13,799
Meritor Inc *	3,531	73,939
Methode Electronics Inc	475	13,537
Monarch Casino & Resort Inc *	582	25,957
Motorcar Parts of America Inc *	179	2,785
National Vision Holdings Inc *	4,477	171,200
Noodles & Co *	1,157	7,949
OneWater Marine Inc ‘A’ *	347	7,110
OptimizeRx Corp *	964	20,099
Papa John’s International Inc	1,874	154,193
PC Connection Inc	62	2,546
Penn National Gaming Inc *	5,129	372,878
PetIQ Inc *	1,405	46,253
PetMed Express Inc	1,296	40,980
PriceSmart Inc	109	7,243
Purple Innovation Inc *	1,483	36,867
Red Rock Resorts Inc ‘A’	3,369	57,610
REV Group Inc	290	2,288
RH *	1,045	399,838
Ruth’s Hospitality Group Inc	2,172	24,022
Scientific Games Corp ‘A’ *	2,747	95,898
SeaWorld Entertainment Inc *	1,548	30,527
Shake Shack Inc ‘A’ *	2,357	151,979
SiteOne Landscape Supply Inc *	2,954	360,240
Skyline Champion Corp *	3,544	94,873
Sleep Number Corp *	684	33,454
Sonos Inc *	5,471	83,050
Sportsman’s Warehouse Holdings Inc *	2,866	41,012
Standard Motor Products Inc	241	10,761
Steven Madden Ltd	2,475	48,262
Superior Group of Cos Inc	150	3,484
Systemax Inc	514	12,305
Taylor Morrison Home Corp *	824	20,262
Telenav Inc *	1,076	3,874
Texas Roadhouse Inc	4,419	268,631
The Children’s Place Inc	675	19,136
The Lovesac Co *	668	18,510
The Shyft Group Inc	2,308	43,575

	Shares	Value
Twin River Worldwide Holdings Inc	1,164	$30,578
UniFirst Corp	59	11,173
Universal Electronics Inc *	759	28,645
Visteon Corp *	1,861	128,818
Waitr Holdings Inc *	5,316	17,118
Wingstop Inc	1,992	272,207
Winmark Corp	64	11,020
Winnebago Industries Inc	2,091	108,042
XPEL Inc *	1,135	29,601
YETI Holdings Inc *	5,378	243,731

		8,526,981

Consumer, Non-Cyclical - 37.8%

89bio Inc *	434	11,136
Aaron’s Inc	599	33,933
Abeona Therapeutics Inc *	1,417	1,445
Accelerate Diagnostics Inc *	2,194	23,388
Accolade Inc *	641	24,916
Accuray Inc *	5,569	13,366
AcelRx Pharmaceuticals Inc *	1,447	2,055
Acutus Medical Inc *	525	15,645
AdaptHealth Corp *	1,679	36,619
Addus HomeCare Corp *	929	87,800
ADMA Biologics Inc *	3,639	8,697
Aduro Biotech Inc *	3,794	9,219
Adverum Biotechnologies Inc *	5,011	51,613
Aeglea BioTherapeutics Inc *	2,399	17,009
Aerie Pharmaceuticals Inc *	2,529	29,766
Affimed NV * (Germany)	5,675	19,238
Agenus Inc *	10,223	40,892
Agile Therapeutics Inc *	4,020	12,221
Aimmune Therapeutics Inc *	3,162	108,931
Akcea Therapeutics Inc *	542	9,832
Akebia Therapeutics Inc *	9,933	24,932
Akero Therapeutics Inc *	906	27,896
Akouos Inc *	765	17,496
Albireo Pharma Inc *	611	20,389
Alector Inc *	3,097	32,627
Allakos Inc *	1,637	133,334
Allogene Therapeutics Inc *	3,622	136,586
Allovir Inc *	942	25,905
Alpha Pro Tech Ltd *	835	12,341
Alphatec Holdings Inc *	2,481	16,474
ALX Oncology Holdings Inc *	507	19,134
American Renal Associates Holdings Inc *	195	1,345
Amicus Therapeutics Inc *	17,085	241,240
AMN Healthcare Services Inc *	3,139	183,506
Amneal Pharmaceuticals Inc *	6,959	27,001
Amphastar Pharmaceuticals Inc *	2,426	45,487
Anavex Life Sciences Corp *	3,561	16,203
ANI Pharmaceuticals Inc *	366	10,325
Annexon Inc *	778	23,519
Antares Pharma Inc *	10,647	28,747
Apellis Pharmaceuticals Inc *	4,034	121,706
Apollo Medical Holdings Inc *	1,319	23,663
Applied Molecular Transport Inc *	656	20,874
Applied Therapeutics Inc *	918	19,058
Aprea Therapeutics Inc * (Sweden)	449	10,803
Apyx Medical Corp *	286	1,347
Aquestive Therapeutics Inc *	1,209	5,870
Aravive Inc *	908	4,268
Arcturus Therapeutics Holdings Inc *	1,076	46,160
Arcus Biosciences Inc *	2,826	48,438
Arcutis Biotherapeutics Inc *	1,209	35,424
Ardelyx Inc *	4,732	24,843
Arena Pharmaceuticals Inc *	315	23,559
Arrowhead Pharmaceuticals Inc *	6,746	290,483
Arvinas Inc *	1,960	46,276
ASGN Inc *	2,827	179,684
Aspen Group Inc *	1,214	13,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Aspira Women’s Health Inc *	4,997	$15,416
Assembly Biosciences Inc *	1,112	18,281
Atara Biotherapeutics Inc *	3,592	46,552
Athenex Inc *	4,153	50,251
Athersys Inc *	12,251	23,889
Atreca Inc ‘A’ *	1,735	24,238
AtriCure Inc *	2,942	117,386
Atrion Corp	95	59,470
Avalon GloboCare Corp *	1,054	1,317
Avenue Therapeutics Inc *	513	5,556
AVEO Pharmaceuticals Inc *	1,039	6,172
Avid Bioservices Inc *	3,530	26,899
Avidity Biosciences Inc *	884	24,885
Avis Budget Group Inc *	3,534	93,015
Avrobio Inc *	2,175	28,318
Axcella Health Inc *	872	4,029
Axogen Inc *	2,539	29,529
Axonics Modulation Technologies Inc *	2,034	103,815
Axsome Therapeutics Inc *	1,863	132,739
B&G Foods Inc	3,767	104,610
Barrett Business Services Inc	42	2,202
Beam Therapeutics Inc *	2,371	58,374
Bellerophon Therapeutics Inc *	266	2,708
Beyond Air Inc *	998	5,180
Beyondspring Inc *	942	12,538
BioCryst Pharmaceuticals Inc *	9,299	31,942
BioDelivery Sciences International Inc *	6,213	23,174
Biohaven Pharmaceutical Holding Co Ltd *	3,228	209,852
BioLife Solutions Inc *	920	26,625
BioSig Technologies Inc *	1,610	7,937
BioSpecifics Technologies Corp *	430	22,717
BioTelemetry Inc *	2,246	102,373
Bioxcel Therapeutics Inc *	752	32,607
Black Diamond Therapeutics Inc *	1,209	36,548
Blueprint Medicines Corp *	3,719	344,751
BrainStorm Cell Therapeutics Inc *	1,865	31,556
Bridgebio Pharma Inc *	4,894	183,623
Bridgford Foods Corp *	96	1,758
Cadiz Inc *	845	8,391
CAI International Inc	217	5,974
Cal-Maine Foods Inc *	689	26,437
Calavo Growers Inc	1,102	73,030
Calithera Biosciences Inc *	4,528	15,622
Calyxt Inc *	853	4,683
Cantel Medical Corp	2,547	111,915
Cara Therapeutics Inc *	2,791	35,515
Cardiovascular Systems Inc *	2,593	102,035
Cardtronics PLC ‘A’ *	1,777	35,185
CareDx Inc *	3,217	122,053
CASI Pharmaceuticals Inc *	3,460	5,294
Cass Information Systems Inc	935	37,624
Cassava Sciences Inc *	616	7,090
Castle Biosciences Inc *	789	40,594
Catabasis Pharmaceuticals Inc *	955	5,911
Catalyst Pharmaceuticals Inc *	6,831	20,288
CBIZ Inc *	540	12,350
CEL-SCI Corp *	1,948	24,837
Cellular Biomedicine Group Inc *	572	10,490
Celsius Holdings Inc *	2,339	53,119
Centogene NV * (Germany)	545	5,156
Central Garden & Pet Co *	193	7,706
Central Garden & Pet Co ‘A’ *	791	28,587
Cerecor Inc *	2,098	4,773
Cerus Corp *	11,091	69,430
Champions Oncology Inc *	535	4,949
Checkmate Pharmaceuticals Inc *	246	2,831
Checkpoint Therapeutics Inc *	2,985	8,000
Chembio Diagnostics Inc *	1,337	6,498
ChemoCentryx Inc *	3,334	182,703
Chiasma Inc *	3,334	14,336
ChromaDex Corp *	2,605	10,446

	Shares	Value
Cidara Therapeutics Inc *	1,968	$5,609
Cimpress PLC * (Ireland)	377	28,335
Clovis Oncology Inc *	5,534	32,263
Co-Diagnostics Inc *	1,848	25,114
Coca-Cola Consolidated Inc	314	75,573
Cohbar Inc *	1,833	1,741
Coherus Biosciences Inc *	3,830	70,242
Collectors Universe Inc	566	28,011
Collegium Pharmaceutical Inc *	2,296	47,803
CONMED Corp	1,826	143,651
Constellation Pharmaceuticals Inc *	2,057	41,675
ContraFect Corp *	1,596	8,427
Corbus Pharmaceuticals Holdings Inc *	4,669	8,404
Corcept Therapeutics Inc *	6,452	112,297
CorMedix Inc *	1,782	10,745
Cortexyme Inc *	999	49,950
CorVel Corp *	598	51,087
CRA International Inc	372	13,939
Craft Brew Alliance Inc *	69	1,139
Crinetics Pharmaceuticals Inc *	1,876	29,397
Cross Country Healthcare Inc *	285	1,850
CryoLife Inc *	2,015	37,217
Cue Biopharma Inc *	1,958	29,468
Cutera Inc *	1,120	21,246
Cytokinetics Inc *	3,911	84,673
CytomX Therapeutics Inc *	3,116	20,721
CytoSorbents Corp *	2,747	21,907
Deciphera Pharmaceuticals Inc *	2,514	128,968
Denali Therapeutics Inc *	4,228	151,489
DermTech Inc *	609	7,278
Dicerna Pharmaceuticals Inc *	4,330	77,897
Durect Corp *	13,791	23,583
Dyadic International Inc *	1,193	9,031
Dynavax Technologies Corp *	5,989	25,872
Eagle Pharmaceuticals Inc *	713	30,288
Editas Medicine Inc *	4,215	118,273
Eidos Therapeutics Inc *	721	36,432
Eiger BioPharmaceuticals Inc *	1,821	14,823
Electromed Inc *	538	5,601
elf Beauty Inc *	3,005	55,202
Eloxx Pharmaceuticals Inc *	1,936	5,092
Emergent BioSolutions Inc *	3,001	310,093
Enanta Pharmaceuticals Inc *	120	5,494
Endo International PLC *	6,666	21,998
Epizyme Inc *	3,741	44,630
Esperion Therapeutics Inc *	1,756	65,270
Eton Pharmaceuticals Inc *	1,081	8,540
Evelo Biosciences Inc *	1,470	7,747
EVERTEC Inc	4,038	140,159
Evo Payments Inc ‘A’ *	2,696	66,996
Evofem Biosciences Inc *	4,659	10,995
Evolus Inc *	665	2,600
Exagen Inc *	360	3,902
Exicure Inc *	3,801	6,652
Fate Therapeutics Inc *	4,814	192,416
Fennec Pharmaceuticals Inc * (Canada)	1,613	9,775
FibroGen Inc *	4,854	199,596
Flexion Therapeutics Inc *	2,921	30,408
Forma Therapeutics Holdings Inc *	852	42,464
Forrester Research Inc *	746	24,461
Fortress Biotech Inc *	4,239	17,126
Franchise Group Inc	173	4,387
Franklin Covey Co *	816	14,476
Frequency Therapeutics Inc *	1,685	32,369
Fulcrum Therapeutics Inc *	936	7,422
Fulgent Genetics Inc *	641	25,666
G1 Therapeutics Inc *	1,082	12,497
Galectin Therapeutics Inc *	2,823	7,537
Galera Therapeutics Inc *	656	5,930
Genasys Inc *	2,088	12,841
Generation Bio Co *	647	19,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
GenMark Diagnostics Inc *	4,655	$66,101
Genprex Inc *	2,119	7,120
Glaukos Corp *	2,870	142,122
Gossamer Bio Inc *	1,630	20,228
Green Dot Corp ‘A’ *	284	14,373
Greenlane Holdings Inc ‘A’ *	809	1,812
GreenSky Inc ‘A’ *	4,078	18,106
Gritstone Oncology Inc *	291	771
Halozyme Therapeutics Inc *	9,131	239,963
Hanger Inc *	324	5,126
Harpoon Therapeutics Inc *	643	10,925
Harrow Health Inc *	1,661	9,285
HealthEquity Inc *	5,071	260,497
Helen of Troy Ltd *	1,701	329,177
Herc Holdings Inc *	99	3,921
Heron Therapeutics Inc *	5,869	86,979
Heska Corp *	169	16,695
HMS Holdings Corp *	5,924	141,880
Homology Medicines Inc *	2,399	25,669
Hookipa Pharma Inc *	874	8,277
Hostess Brands Inc *	3,696	45,572
Huron Consulting Group Inc *	154	6,057
iBio Inc *	2,818	5,721
ICF International Inc	599	36,856
Ideaya Biosciences Inc *	164	2,060
IGM Biosciences Inc *	493	36,388
IMARA Inc *	369	7,505
Immunic Inc *	155	2,878
ImmunoGen Inc *	5,117	18,421
Immunovant Inc *	2,347	82,591
Inari Medical Inc *	412	28,436
InfuSystem Holdings Inc *	924	11,846
Innoviva Inc *	4,359	45,552
Inogen Inc *	857	24,853
Inovio Pharmaceuticals Inc *	10,534	122,194
Inozyme Pharma Inc *	425	11,173
Insmed Inc *	6,805	218,713
Insperity Inc	1,208	79,112
Inspire Medical Systems Inc *	1,762	227,386
Integer Holdings Corp *	1,384	81,670
Intellia Therapeutics Inc *	3,359	66,777
Inter Parfums Inc	1,219	45,530
Intercept Pharmaceuticals Inc *	1,726	71,560
Intersect ENT Inc *	2,168	35,360
Intra-Cellular Therapies Inc *	1,668	42,801
Invitae Corp *	7,759	336,353
iRadimed Corp *	435	9,300
iRhythm Technologies Inc *	1,845	439,313
Ironwood Pharmaceuticals Inc *	10,685	96,112
iTeos Therapeutics Inc *	564	13,914
J&J Snack Foods Corp	261	34,032
John B Sanfilippo & Son Inc	586	44,173
Kadmon Holdings Inc *	11,119	43,586
Kala Pharmaceuticals Inc *	2,753	20,647
Kaleido Biosciences Inc *	662	7,328
KalVista Pharmaceuticals Inc *	195	2,455
Karuna Therapeutics Inc *	1,070	82,732
Karyopharm Therapeutics Inc *	4,648	67,861
Keros Therapeutics Inc *	447	17,241
Kforce Inc	1,310	42,143
Kindred Biosciences Inc *	1,952	8,374
Kiniksa Pharmaceuticals Ltd ‘A’ *	1,640	25,125
Kodiak Sciences Inc *	1,941	114,927
Krystal Biotech Inc *	907	39,046
Kura Oncology Inc *	3,566	109,262
La Jolla Pharmaceutical Co *	1,456	5,868
Lancaster Colony Corp	1,277	228,328
Lantheus Holdings Inc *	4,508	57,116
LeMaitre Vascular Inc	860	27,976
Lexicon Pharmaceuticals Inc *	3,150	4,536
LHC Group Inc *	2,044	434,473

	Shares	Value
Lifevantage Corp *	944	$11,394
Ligand Pharmaceuticals Inc *	967	92,174
Limoneira Co	284	4,061
Liquidia Technologies Inc *	1,986	9,771
LivaNova PLC *	2,313	104,571
LiveRamp Holdings Inc *	3,481	180,211
LogicBio Therapeutics Inc *	884	8,027
Luminex Corp	2,931	76,939
Lyra Therapeutics Inc *	287	3,209
MacroGenics Inc *	1,258	31,689
Madrigal Pharmaceuticals Inc *	587	69,694
Magellan Health Inc *	699	52,970
Magenta Therapeutics Inc *	1,083	7,364
MannKind Corp *	14,686	27,610
Marinus Pharmaceuticals Inc *	1,589	20,419
Marker Therapeutics Inc *	1,504	2,256
MediciNova Inc *	2,993	15,683
Medifast Inc	760	124,982
Medpace Holdings Inc *	1,836	205,173
MEI Pharma Inc *	5,636	17,584
MeiraGTx Holdings PLC *	1,216	16,100
Meridian Bioscience Inc *	2,420	41,092
Merit Medical Systems Inc *	3,645	158,557
Mersana Therapeutics Inc *	3,575	66,566
MGP Ingredients Inc	671	26,666
Milestone Scientific Inc *	2,468	3,431
Minerva Neurosciences Inc *	2,504	7,963
Mirati Therapeutics Inc *	2,523	418,944
Mirum Pharmaceuticals Inc *	157	3,025
Misonix Inc *	275	3,226
Molecular Templates Inc *	1,646	17,974
Momenta Pharmaceuticals Inc *	7,436	390,241
Monro Inc	1,114	45,195
Morphic Holding Inc *	950	25,973
Mustang Bio Inc *	2,108	6,640
MyoKardia Inc *	2,984	406,809
NanoString Technologies Inc *	2,204	98,519
NantKwest Inc *	1,832	12,705
Natera Inc *	4,472	323,057
National Beverage Corp *	811	55,156
National Research Corp	915	45,027
Natural Grocers by Vitamin Cottage Inc	431	4,250
Natus Medical Inc *	722	12,368
Nemaura Medical Inc *	497	1,764
Neogen Corp *	3,549	277,709
NeoGenomics Inc *	6,970	257,123
Neoleukin Therapeutics Inc *	2,031	24,372
Neubase Therapeutics Inc *	1,007	7,643
NeuroBo Pharmaceuticals Inc *	303	1,703
Nevro Corp *	2,259	314,679
NewAge Inc *	2,891	5,001
NextCure Inc *	1,153	10,146
NGM Biopharmaceuticals Inc *	1,537	24,454
Nkarta Inc *	857	25,761
Novavax Inc *	1,119	121,244
Nurix Therapeutics Inc *	586	20,457
NuVasive Inc *	3,447	167,421
Nymox Pharmaceutical Corp *	2,567	6,315
Ocular Therapeutix Inc *	4,055	30,859
Odonate Therapeutics Inc *	924	12,409
Omeros Corp *	3,952	39,935
Oncocyte Corp *	3,208	4,459
Optinose Inc *	2,203	8,592
Option Care Health Inc *	2,746	36,714
OraSure Technologies Inc *	2,927	35,622
Organogenesis Holdings Inc *	1,476	5,668
Orgenesis Inc *	265	1,336
ORIC Pharmaceuticals Inc *	493	12,330
OrthoPediatrics Corp *	880	40,410
Osmotica Pharmaceuticals PLC *	649	3,511
Ovid therapeutics Inc *	2,900	16,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Oyster Point Pharma Inc *	378	$7,980
Pacific Biosciences of California Inc *	9,812	96,844
Pacira BioSciences Inc *	2,818	169,418
Pandion Therapeutics Inc *	384	4,401
Paratek Pharmaceuticals Inc *	2,836	15,343
Passage Bio Inc *	624	8,181
PAVmed Inc *	2,780	4,948
Pennant Group Inc/The *	1,699	65,513
Perdoceo Education Corp *	4,731	57,907
Personalis Inc *	1,585	34,347
PFSweb Inc *	776	5,191
PhaseBio Pharmaceuticals Inc *	1,115	3,914
Phathom Pharmaceuticals Inc *	742	27,209
Phibro Animal Health Corp ‘A’	1,325	23,055
Pieris Pharmaceuticals Inc *	3,692	7,642
Pliant Therapeutics Inc *	540	12,231
Poseida Therapeutics Inc *	689	6,111
Precigen Inc *	3,479	12,176
Precision BioSciences Inc *	2,930	18,049
Prestige Consumer Healthcare Inc *	1,184	43,121
Prevail Therapeutics Inc *	862	8,775
Priority Technology Holdings Inc *	362	1,142
Progenity Inc *	273	2,462
Progyny Inc *	1,781	52,415
Protagonist Therapeutics Inc *	2,032	39,726
Protara Therapeutics Inc *	151	2,541
Provention Bio Inc *	3,190	40,928
PTC Therapeutics Inc *	4,149	193,966
Pulse Biosciences Inc *	824	9,715
Puma Biotechnology Inc *	2,074	20,927
Quanterix Corp *	1,414	47,708
Quotient Ltd *	3,759	19,321
R1 RCM Inc *	7,201	123,497
Radius Health Inc *	3,037	34,440
RadNet Inc *	2,857	43,855
RAPT Therapeutics Inc *	724	23,313
Recro Pharma Inc *	1,472	3,091
REGENXBIO Inc *	2,329	64,094
Relay Therapeutics Inc *	1,704	72,573
Relmada Therapeutics Inc *	995	37,432
Rent-A-Center Inc	2,874	85,904
Repay Holdings Corp *	4,002	94,047
Replimune Group Inc *	1,401	32,251
Repro-Med Systems Inc *	1,652	11,927
Retractable Technologies Inc *	974	6,487
Retrophin Inc *	3,275	60,456
Revance Therapeutics Inc *	3,248	81,655
Revlon Inc ‘A’ *	28	177
REVOLUTION Medicines Inc *	2,588	90,062
Rhythm Pharmaceuticals Inc *	2,271	49,213
Rigel Pharmaceuticals Inc *	11,893	28,543
Rocket Pharmaceuticals Inc *	2,245	51,321
Rockwell Medical Inc *	4,635	4,959
Rubius Therapeutics Inc *	473	2,370
Sanderson Farms Inc	1,050	123,868
Sangamo Therapeutics Inc *	7,720	72,954
Satsuma Pharmaceuticals Inc *	688	2,676
Scholar Rock Holding Corp *	1,539	27,225
scPharmaceuticals Inc *	401	2,987
Select Medical Holdings Corp *	7,293	151,840
Selecta Biosciences Inc *	2,390	5,927
Seres Therapeutics Inc *	3,568	101,010
Shockwave Medical Inc *	1,914	145,081
ShotSpotter Inc *	539	16,731
SI-BONE Inc *	1,671	39,636
Sientra Inc *	2,756	9,370
SIGA Technologies Inc *	3,438	23,619
Silk Road Medical Inc *	1,811	121,717
Soleno Therapeutics Inc *	3,368	8,454
Solid Biosciences Inc *	143	290
Soliton Inc *	431	3,293

	Shares	Value
Sorrento Therapeutics Inc *	14,851	$165,589
Spero Therapeutics Inc *	962	10,736
SpringWorks Therapeutics Inc *	1,423	67,834
STAAR Surgical Co *	3,076	173,979
Stereotaxis Inc *	2,739	9,806
Stoke Therapeutics Inc *	806	26,993
Strategic Education Inc	1,619	148,090
Strongbridge Biopharma PLC *	2,456	5,158
Supernus Pharmaceuticals Inc *	702	14,630
Surgery Partners Inc *	1,462	32,018
Surmodics Inc *	872	33,930
Sutro Biopharma Inc *	1,480	14,874
Syndax Pharmaceuticals Inc *	1,876	27,690
Syros Pharmaceuticals Inc *	2,684	23,727
Tactile Systems Technology Inc *	1,256	45,957
TCR2 Therapeutics Inc *	66	1,341
Tela Bio Inc *	408	6,748
Tenet Healthcare Corp *	713	17,476
TG Therapeutics Inc *	6,376	170,622
The Brink’s Co	3,368	138,391
The Ensign Group Inc	3,443	196,458
The Hackett Group Inc	1,517	16,960
The Joint Corp *	851	14,799
The Providence Service Corp *	802	74,514
TherapeuticsMD Inc *	14,205	22,444
Theravance Biopharma Inc *	2,635	38,958
Tivity Health Inc *	1,368	19,179
Tootsie Roll Industries Inc	897	27,717
Translate Bio Inc *	4,573	62,239
TransMedics Group Inc *	1,674	23,068
Tricida Inc *	1,831	16,589
TriNet Group Inc *	2,765	164,020
Triple-S Management Corp ‘B’ *	132	2,359
Turning Point Brands Inc	790	22,041
Turning Point Therapeutics Inc *	2,142	187,125
Twist Bioscience Corp *	2,202	167,286
Tyme Technologies Inc *	4,922	4,824
Ultragenyx Pharmaceutical Inc *	3,866	317,747
UNITY Biotechnology Inc *	2,442	8,449
Universal Technical Institute Inc *	1,810	9,195
UroGen Pharma Ltd *	801	15,451
US Physical Therapy Inc	840	72,979
USANA Health Sciences Inc *	775	57,079
Utah Medical Products Inc	196	15,655
Vapotherm Inc *	1,348	39,092
Vaxart Inc *	2,666	17,729
Vaxcyte Inc *	964	47,602
VBI Vaccines Inc *	9,238	26,421
Vector Group Ltd	1,189	11,521
Vectrus Inc *	268	10,184
Venus Concept Inc *	834	1,935
Veracyte Inc *	3,844	124,892
Verastem Inc *	5,040	6,098
Vericel Corp *	2,691	49,864
Verrica Pharmaceuticals Inc *	929	7,190
Veru Inc *	3,769	9,875
Viela Bio Inc *	1,469	41,249
Viemed Healthcare Inc *	2,386	20,615
ViewRay Inc *	3,103	10,860
Viking Therapeutics Inc *	360	2,095
Vir Biotechnology Inc *	3,601	123,622
Vital Farms Inc *	283	11,470
Vivint Smart Home Inc *	989	16,892
VolitionRX Ltd *	1,665	5,345
Voyager Therapeutics Inc *	1,756	18,737
VYNE Therapeutics Inc *	1,051	1,745
WaVe Life Sciences Ltd *	1,638	13,907
WD-40 Co	861	162,996
Willdan Group Inc *	465	11,862
Wright Medical Group NV *	8,654	264,293
WW International Inc *	777	14,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Xencor Inc *	3,517	$136,424
Xeris Pharmaceuticals Inc *	3,023	17,926
XOMA Corp *	376	7,084
Y-mAbs Therapeutics Inc *	2,000	76,780
Zentalis Pharmaceuticals Inc *	672	21,968
ZIOPHARM Oncology Inc *	9,278	23,381
Zogenix Inc *	3,720	66,700
Zynex Inc *	1,304	22,755

		25,629,522

Energy - 2.2%

Contango Oil & Gas Co *	1,219	1,633
DMC Global Inc	424	13,967
FuelCell Energy Inc *	9,827	21,030
Goodrich Petroleum Corp *	315	2,422
Magnolia Oil & Gas Corp ‘A’ *	7,445	38,491
Maxeon Solar Technologies Ltd *	469	7,954
Murphy USA Inc *	1,852	237,556
NextDecade Corp *	69	206
Plug Power Inc *	22,928	307,464
Sunnova Energy International Inc *	431	13,107
SunPower Corp *	3,530	44,160
Sunrun Inc *	8,001	616,637
TPI Composites Inc *	2,075	60,092
Vivint Solar Inc *	3,310	140,179

		1,504,898

Financial - 7.8%

Alexander’s Inc REIT	132	32,369
Altabancorp	81	1,630
Altisource Portfolio Solutions SA *	31	393
Artisan Partners Asset Management Inc ‘A’	1,568	61,136
Assetmark Financial Holdings Inc *	471	10,240
Atlanticus Holdings Corp *	396	4,712
Axos Financial Inc *	366	8,531
Bank First Corp	403	23,656
Baycom Corp *	205	2,111
Bluerock Residential Growth REIT Inc	618	4,684
Brightsphere Investment Group Inc	4,038	52,090
BRP Group Inc ‘A’ *	2,269	56,521
Cambridge Bancorp	95	5,050
CareTrust REIT Inc	885	15,749
CatchMark Timber Trust Inc ‘A’ REIT	388	3,465
Century Bancorp Inc ‘A’	26	1,709
CIM Commercial Trust Corp REIT	806	7,947
Clipper Realty Inc REIT	919	5,560
Coastal Financial Corp *	82	1,004
Cohen & Steers Inc	1,642	91,525
Columbia Financial Inc *	1,009	11,200
Community Healthcare Trust Inc REIT	1,429	66,820
Cowen Inc ‘A’	652	10,608
Crawford & Co ‘A’	161	1,053
Curo Group Holdings Corp	1,358	9,574
Cushman & Wakefield PLC *	2,437	25,613
Customers Bancorp Inc *	153	1,714
Easterly Government Properties Inc REIT	5,387	120,723
EastGroup Properties Inc REIT	2,471	319,574
eHealth Inc *	1,714	135,406
Esquire Financial Holdings Inc *	134	2,010
eXp World Holdings Inc *	1,618	65,270
Fathom Holdings Inc *	152	2,392
Federal Agricultural Mortgage Corp ‘C’	122	7,767
Federated Hermes Inc	1,869	40,202
FedNat Holding Co	82	518
First Financial Bankshares Inc	8,648	241,366
First Foundation Inc	591	7,724
Focus Financial Partners Inc ‘A’ *	2,087	68,433
Four Corners Property Trust Inc REIT	4,735	121,169
FS Bancorp Inc	32	1,312
GAMCO Investors Inc ‘A’	266	3,078

	Shares	Value
Glacier Bancorp Inc	694	$22,243
Gladstone Commercial Corp REIT	444	7,481
Gladstone Land Corp REIT	686	10,304
Goosehead Insurance Inc ‘A’	106	9,179
Greene County Bancorp Inc	33	716
Greenhill & Co Inc	1,000	11,350
Grid Dynamics Holdings Inc *	1,631	12,608
Griffin Industrial Realty Inc	129	6,895
GWG Holdings Inc *	247	2,124
Hamilton Lane Inc ‘A’	2,019	130,407
Hanmi Financial Corp	142	1,166
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	247	10,441
HCI Group Inc	82	4,042
Heritage Insurance Holdings Inc	128	1,295
Hingham Institution for Savings	6	1,104
Houlihan Lokey Inc	3,445	203,427
I3 Verticals Inc ‘A’ *	1,040	26,260
Independent Bank Corp	147	7,700
Innovative Industrial Properties Inc REIT	594	73,721
International Money Express Inc *	1,580	22,697
Investors Bancorp Inc	4,527	32,866
Investors Title Co	12	1,561
James River Group Holdings Ltd	1,755	78,150
Kearny Financial Corp	1,035	7,462
Kinsale Capital Group Inc	1,426	271,197
Lakeland Financial Corp	112	4,614
Legacy Housing Corp *	133	1,819
LTC Properties Inc REIT	965	33,640
Marcus & Millichap Inc *	163	4,486
Maui Land & Pineapple Co Inc *	163	1,764
McGrath RentCorp	910	54,227
Meridian Corp	100	1,613
Moelis & Co ‘A’	3,550	124,747
Monmouth Real Estate Investment Corp REIT	5,594	77,477
National Bank Holdings Corp ‘A’	477	12,521
National General Holdings Corp	2,141	72,259
National Health Investors Inc REIT	943	56,835
National Storage Affiliates Trust REIT	4,223	138,134
NexPoint Residential Trust Inc REIT	199	8,826
NMI Holdings Inc ‘A’ *	287	5,109
Northeast Bank *	41	754
Palomar Holdings Inc *	1,366	142,392
Paysign Inc *	2,130	12,098
PennyMac Financial Services Inc	331	19,238
PJT Partners Inc ‘A’	1,580	95,764
Plymouth Industrial REIT Inc REIT	918	11,328
PS Business Parks Inc REIT	1,351	165,349
Pzena Investment Management Inc ‘A’	1,327	7,113
QTS Realty Trust Inc ‘A’ REIT	3,894	245,400
Redfin Corp *	6,521	325,594
Reliant Bancorp Inc	29	420
RLI Corp	2,329	195,007
Ryman Hospitality Properties Inc REIT	2,931	107,861
Safehold Inc REIT	628	38,999
Saul Centers Inc REIT	659	17,516
Selectquote Inc *	570	11,542
ServisFirst Bancshares Inc	2,392	81,400
Siebert Financial Corp *	763	2,464
Silvercrest Asset Management Group Inc ‘A’	436	4,561
STAG Industrial Inc REIT	821	25,032
Stock Yards Bancorp Inc	234	7,965
StoneX Group Inc *	91	4,656
Terreno Realty Corp REIT	1,917	104,975
The RMR Group Inc ‘A’	952	26,151
The St Joe Co *	1,117	23,044
Trupanion Inc *	2,001	157,879
UMH Properties Inc REIT	2,005	27,148
Uniti Group Inc REIT	12,997	136,923
Unity Bancorp Inc	54	625
Universal Health Realty Income Trust REIT	745	42,458

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Universal Insurance Holdings Inc	477	$6,602
Virtus Investment Partners Inc	51	7,071
Walker & Dunlop Inc	184	9,752
Waterstone Financial Inc	114	1,766
West Bancorporation Inc	186	2,946
Westamerica Bancorporation	221	12,011

		5,289,879

Industrial - 13.6%

AAON Inc	2,759	166,230
Advanced Disposal Services Inc *	4,557	137,758
Advanced Drainage Systems Inc	3,738	233,401
Advanced Energy Industries Inc *	2,551	160,560
Aerojet Rocketdyne Holdings Inc *	4,930	196,658
AeroVironment Inc *	1,456	87,375
Air Transport Services Group Inc *	3,947	98,912
Akoustis Technologies Inc *	2,043	16,671
Alamo Group Inc	532	57,472
Alarm.com Holdings Inc *	3,201	176,855
Albany International Corp ‘A’	1,688	83,573
Allied Motion Technologies Inc	411	16,966
Apogee Enterprises Inc	284	6,069
Applied Industrial Technologies Inc	1,013	55,816
Ardmore Shipping Corp (Ireland)	359	1,278
Atkore International Group Inc *	3,163	71,895
Atlas Air Worldwide Holdings Inc *	125	7,613
Badger Meter Inc	1,961	128,191
Bloom Energy Corp ‘A’ *	5,695	102,339
Boise Cascade Co	471	18,802
Brady Corp ‘A’	2,367	94,727
Builders FirstSource Inc *	7,046	229,841
Cactus Inc ‘A’	1,440	27,634
Casella Waste Systems Inc ‘A’ *	2,682	149,790
Chase Corp	506	48,272
Comfort Systems USA Inc	679	34,975
Construction Partners Inc ‘A’ *	788	14,342
Cornerstone Building Brands Inc *	1,325	10,573
Covanta Holding Corp	3,283	25,443
CryoPort Inc *	2,316	109,778
CSW Industrials Inc	921	71,147
CyberOptics Corp *	486	15,474
Daseke Inc *	2,949	15,836
Digimarc Corp *	693	15,475
Dorian LPG Ltd *	314	2,515
Dycom Industries Inc *	1,466	77,434
EMCOR Group Inc	297	20,110
Energy Recovery Inc *	2,513	20,607
Enerpac Tool Group Corp	1,406	26,447
EnerSys	259	17,384
ESCO Technologies Inc	1,579	127,204
Evoqua Water Technologies Corp *	6,125	129,972
Exponent Inc	3,456	248,936
Fabrinet * (Thailand)	2,466	155,432
FARO Technologies Inc *	1,120	68,298
Federal Signal Corp	3,704	108,342
Fitbit Inc ‘A’ *	11,031	76,776
Fluidigm Corp *	463	3,440
Forterra Inc *	1,283	15,165
Forward Air Corp	1,143	65,585
Franklin Electric Co Inc	2,878	169,313
Gencor Industries Inc *	41	452
Gibraltar Industries Inc *	510	33,221
GoPro Inc ‘A’ *	7,492	33,939
Granite Construction Inc	389	6,850
Helios Technologies Inc	917	33,379
Ichor Holdings Ltd *	1,450	31,276
IES Holdings Inc *	211	6,703
II-VI Inc *	5,969	242,103
Intevac Inc *	404	2,226
Iteris Inc *	2,785	11,418

	Shares	Value
Itron Inc *	2,687	$163,208
John Bean Technologies Corp	2,103	193,245
Kadant Inc	766	83,969
Kaman Corp	170	6,625
KBR Inc	1,222	27,324
Kratos Defense & Security Solutions Inc *	8,149	157,113
Lawson Products Inc *	180	7,385
Lindsay Corp	728	70,383
Louisiana-Pacific Corp	7,584	223,804
Luxfer Holdings PLC (United Kingdom)	119	1,493
Marten Transport Ltd	1,900	31,008
Masonite International Corp *	1,637	161,081
MasTec Inc *	286	12,069
Materion Corp	424	22,061
Mesa Laboratories Inc	318	81,014
Montrose Environmental Group Inc *	274	6,527
Mueller Water Products Inc ‘A’	517	5,372
Myers Industries Inc	852	11,272
MYR Group Inc *	715	26,584
Napco Security Technologies Inc *	795	18,682
National Presto Industries Inc	23	1,883
nLight Inc *	2,382	55,929
Novanta Inc *	2,302	242,493
NV5 Global Inc *	694	36,622
NVE Corp	278	13,644
O-I Glass Inc	8,128	86,076
Omega Flex Inc	192	30,090
Orion Energy Systems Inc *	1,683	12,740
OSI Systems Inc *	1,123	87,156
PAM Transportation Services Inc *	19	714
Patrick Industries Inc	1,411	81,161
PGT Innovations Inc *	1,373	24,055
Plexus Corp *	1,569	110,818
Primoris Services Corp	1,895	34,186
Proto Labs Inc *	1,799	232,970
Pure Cycle Corp *	1,258	11,335
Raven Industries Inc	121	2,604
RBC Bearings Inc *	1,653	200,360
Research Frontiers Inc *	2,003	5,408
Rexnord Corp	618	18,441
Saia Inc *	1,770	223,268
Sharps Compliance Corp *	1,086	6,809
Simpson Manufacturing Co Inc	2,933	284,970
SMART Global Holdings Inc *	937	25,618
SPX Corp *	2,131	98,836
Sterling Construction Co Inc *	299	4,234
Sturm Ruger & Co Inc	980	59,937
Tennant Co	1,217	73,458
Tetra Tech Inc	3,623	345,996
The Gorman-Rupp Co	198	5,833
TopBuild Corp *	2,226	379,956
Transcat Inc *	489	14,328
Trinseo SA	799	20,486
UFP Industries Inc	3,392	191,682
UFP Technologies Inc *	41	1,698
Universal Logistics Holdings Inc	336	7,009
Vicor Corp *	1,300	101,049
Watts Water Technologies Inc ‘A’	817	81,823
Welbilt Inc *	2,417	14,889
Werner Enterprises Inc	3,635	152,634
WillScot Mobile Mini Holdings Corp *	3,757	62,667
Wrap Technologies Inc *	865	5,856

		9,184,208

Technology - 15.9%

1Life Healthcare Inc *	5,287	149,939
8x8 Inc *	7,020	109,161
ACI Worldwide Inc *	7,690	200,940
Agilysys Inc *	1,181	28,533
Akerna Corp *	659	2,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Allscripts Healthcare Solutions Inc *	611	$4,974
Altair Engineering Inc ‘A’ *	2,847	119,517
Ambarella Inc *	651	33,969
American Software Inc ‘A’	1,947	27,336
Amkor Technology Inc *	1,028	11,514
Appfolio Inc ‘A’ *	1,093	154,998
Appian Corp *	2,396	155,141
Atomera Inc *	1,093	11,422
Avaya Holdings Corp *	5,545	84,284
Avid Technology Inc *	2,042	17,480
Axcelis Technologies Inc *	2,115	46,530
Bandwidth Inc ‘A’ *	1,291	225,370
Benefitfocus Inc *	2,035	22,792
Blackbaud Inc	3,323	185,523
Blackline Inc *	3,383	303,218
Bottomline Technologies DE Inc *	2,916	122,939
Box Inc ‘A’ *	9,338	162,108
Brightcove Inc *	2,562	26,235
Brooks Automation Inc	4,882	225,841
Cardlytics Inc *	1,758	124,062
CEVA Inc *	1,453	57,205
Cloudera Inc *	6,652	72,440
CMC Materials Inc *	1,952	278,765
Cohu Inc	200	3,436
CommVault Systems Inc *	2,814	114,811
Cornerstone OnDemand Inc *	4,076	148,203
CSG Systems International Inc	2,190	89,680
Cubic Corp	266	15,473
Daily Journal Corp *	61	14,762
Diebold Nixdorf Inc *	1,828	13,966
Digital Turbine Inc *	5,548	181,641
Diodes Inc *	471	26,588
Domo Inc ‘B’ *	1,717	65,813
DSP Group Inc *	1,376	18,136
Ebix Inc	1,000	20,600
eGain Corp *	609	8,630
Envestnet Inc *	3,579	276,156
Evolent Health Inc ‘A’ *	786	9,754
ExlService Holdings Inc *	2,252	148,564
FormFactor Inc *	5,161	128,664
Glu Mobile Inc *	9,834	75,476
Health Catalyst Inc *	2,279	83,411
iCAD Inc *	1,289	11,356
Immersion Corp *	733	5,168
Impinj Inc *	1,100	28,985
Inovalon Holdings Inc ‘A’ *	4,979	131,695
Insight Enterprises Inc *	627	35,476
Intellicheck Inc *	1,229	8,197
Intelligent Systems Corp *	474	18,477
j2 Global Inc *	3,044	210,706
Lattice Semiconductor Corp *	9,052	262,146
LivePerson Inc *	4,148	215,654
MACOM Technology Solutions Holdings Inc ‘H’ *	3,154	107,268
ManTech International Corp ‘A’	777	53,520
Mastech Digital Inc *	305	5,493
MAXIMUS Inc	4,110	281,165
MaxLinear Inc *	2,732	63,492
MicroStrategy Inc ‘A’ *	334	50,287
Mitek Systems Inc *	1,156	14,727
MobileIron Inc *	6,444	45,172
Model N Inc *	2,297	81,038
NantHealth Inc *	2,078	4,863
Omnicell Inc *	2,856	213,229
OneSpan Inc *	2,238	46,908
Onto Innovation Inc *	820	24,420
Ontrak Inc *	540	32,400
PAE Inc *	3,908	33,218
PAR Technology Corp *	1,079	43,710
Park City Group Inc *	334	1,647
Parsons Corp *	1,075	36,055

	Shares	Value
PDF Solutions Inc *	1,800	$33,678
Perspecta Inc	7,724	150,232
Phreesia Inc *	1,923	61,786
Ping Identity Holding Corp *	2,462	76,839
Pitney Bowes Inc	4,407	23,401
Pixelworks Inc *	2,508	5,141
PlayAGS Inc *	490	1,735
Power Integrations Inc	3,968	219,827
Progress Software Corp	3,027	111,030
PROS Holdings Inc *	2,638	84,258
QAD Inc ‘A’	762	32,156
Qualys Inc *	2,294	224,835
Quantum Corp *	448	2,061
Rackspace Technology Inc *	1,882	36,304
Rapid7 Inc *	3,397	208,032
Red Violet Inc *	500	9,230
Rimini Street Inc *	1,525	4,910
Rosetta Stone Inc *	172	5,157
SailPoint Technologies Holding Inc *	5,930	234,650
Sapiens International Corp (Israel)	1,741	53,240
Schrodinger Inc *	1,964	93,310
SecureWorks Corp ‘A’ *	86	980
Semtech Corp *	4,342	229,952
Silicon Laboratories Inc *	2,914	285,135
Simulations Plus Inc	950	71,592
SiTime Corp *	614	51,594
Smith Micro Software Inc *	2,522	9,407
Sprout Social Inc ‘A’ *	1,836	70,686
SPS Commerce Inc *	2,374	184,863
Super Micro Computer Inc *	905	23,892
SVMK Inc *	8,143	180,042
Sykes Enterprises Inc *	168	5,747
Synaptics Inc *	2,163	173,948
Tabula Rasa HealthCare Inc *	1,402	57,160
Tenable Holdings Inc *	4,712	177,878
The ExOne Co *	652	7,967
TTEC Holdings Inc	1,222	66,660
Ultra Clean Holdings Inc *	2,668	57,255
Unisys Corp *	464	4,951
Upland Software Inc *	1,751	66,013
Varonis Systems Inc *	2,103	242,728
Verint Systems Inc *	1,929	92,939
Veritone Inc *	1,726	15,810
Verra Mobility Corp *	8,963	86,583
Virtusa Corp *	1,956	96,157
Vocera Communications Inc *	2,169	63,074
Workiva Inc *	2,662	148,433
Xperi Holding Corp	546	6,274
Yext Inc *	6,817	103,482
Zuora Inc ‘A’ *	6,704	69,319

		10,797,204

Utilities - 1.7%

Ameresco Inc ‘A’ *	1,679	56,079
American States Water Co	2,483	186,101
Artesian Resources Corp ‘A’	49	1,689
Atlantic Power Corp *	668	1,309
Brookfield Infrastructure Corp ‘A’ (Canada)	1,086	60,153
Brookfield Renewable Corp ‘A’	413	24,202
California Water Service Group	3,056	132,783
Chesapeake Utilities Corp	1,012	85,312
Clearway Energy Inc ‘A’	479	11,831
Clearway Energy Inc ‘C’	1,036	27,931
Genie Energy Ltd ‘B’	985	7,880
Global Water Resources Inc	926	9,982
MGE Energy Inc	632	39,601
Middlesex Water Co	1,131	70,292
Northwest Natural Holding Co	240	10,894
ONE Gas Inc	387	26,707
Ormat Technologies Inc	2,692	159,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Otter Tail Corp	928	$33,566
RGC Resources Inc	269	6,308
SJW Group	938	57,087
South Jersey Industries Inc	3,938	75,885
Southwest Gas Holdings Inc *	294	18,551
Spark Energy Inc ‘A’	692	5,757
The York Water Co	878	37,113

		1,146,137

Total Common Stocks (Cost $55,824,492)		66,981,906

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 2000 Growth	2,071	458,768

Total Exchange-Traded Fund (Cost $460,303)		458,768

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $158,786; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $161,992)	$158,786	158,786

Total Short-Term Investment (Cost $158,786)		158,786

TOTAL INVESTMENTS - 99.7% (Cost $56,443,649)		67,599,528

DERIVATIVES - 0.1%		1,274

OTHER ASSETS & LIABILITIES, NET - 0.2%		168,959

NET ASSETS - 100.0%		$67,769,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/20	49	$367,304	$368,578	$1,274

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$68	$-	$68	$-
	Common Stocks	66,981,906	66,981,906	-	-
	Exchange-Traded Fund	458,768	458,768	-	-
	Short-Term Investment	158,786	-	158,786	-
	Derivatives:
	Equity Contracts Futures	1,274	1,274	-	-

	Total	$67,600,802	$67,441,948	$158,854	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Whiting Petroleum Corp Exercise @ $73.44 Exp 09/01/24 *	376	$921
Whiting Petroleum Corp Exercise @ $83.45 Exp 09/01/25 *	188	442

		1,363

Total Warrants (Cost $0)		1,363

COMMON STOCKS - 96.6%

Basic Materials - 4.1%
AdvanSix Inc *	1,982	25,528
AgroFresh Solutions Inc *	1,951	4,741
Alcoa Corp *	13,247	154,063
Allegheny Technologies Inc *	9,135	79,657
American Vanguard Corp	1,620	21,287
Amyris Inc *	6,735	19,666
Arconic Corp *	7,075	134,779
Balchem Corp	183	17,866
Caledonia Mining Corp PLC (South Africa)	491	8,342
Carpenter Technology Corp	3,314	60,182
Century Aluminum Co *	3,680	26,202
Clearwater Paper Corp *	1,141	43,290
Cleveland-Cliffs Inc	27,981	179,638
Coeur Mining Inc *	17,184	126,818
Commercial Metals Co	8,455	168,931
Domtar Corp	3,869	101,639
Energy Fuels Inc *	9,279	15,589
Ferro Corp *	1,471	18,240
GCP Applied Technologies Inc *	728	15,252
Glatfelter Corp *	3,134	43,155
Gold Resource Corp	4,544	15,495
Hawkins Inc	317	14,614
HB Fuller Co	1,256	57,500
Hecla Mining Co	37,206	189,006
Innospec Inc	345	21,845
Intrepid Potash Inc *	748	6,313
Kaiser Aluminum Corp	1,130	60,557
Koppers Holdings Inc *	619	12,943
Kraton Corp *	2,255	40,184
Kronos Worldwide Inc	1,573	20,229
Livent Corp *	10,343	92,777
Minerals Technologies Inc	2,409	123,100
Neenah Inc	1,219	45,676
Novagold Resources Inc * (Canada)	1,077	12,805
Oil-Dri Corp of America	357	12,770
Orion Engineered Carbons SA (Germany)	1,878	23,494
PQ Group Holdings Inc *	2,300	23,598
Rayonier Advanced Materials Inc *	4,119	13,181
Rogers Corp *	1,092	107,081
Schnitzer Steel Industries Inc ‘A’	1,778	34,191
Schweitzer-Mauduit International Inc	2,166	65,825
Sensient Technologies Corp	1,783	102,950
Stepan Co	1,412	153,908
Tronox Holdings PLC ‘A’ *	4,185	32,936
United States Lime & Minerals Inc	127	11,443
United States Steel Corp	15,430	113,256
Uranium Energy Corp *	7,840	7,815
Verso Corp ‘A’	2,223	17,539

		2,697,896

	Shares	Value
Communications - 3.0%

ADTRAN Inc	3,296	$33,800
Alaska Communications Systems Group Inc	3,373	6,746
AMC Networks Inc ‘A’ *	1,662	41,068
ATN International Inc	755	37,856
Boston Omaha Corp ‘A’ *	927	14,832
CalAmp Corp *	893	6,421
CarParts.com Inc *	177	1,913
Cars.com Inc*	4,660	37,653
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	3,299	13,823
Cincinnati Bell Inc *	2,383	35,745
comScore Inc *	4,399	8,974
Consolidated Communications Holdings Inc *	4,852	27,608
DHI Group Inc *	3,389	7,659
DZS Inc *	900	8,433
Entercom Communications Corp ‘A’	8,083	13,014
Entravision Communications Corp ‘A’	4,766	7,244
ePlus Inc *	170	12,444
Fluent Inc *	2,601	6,450
Gannett Co Inc	9,289	12,076
Gogo Inc *	352	3,252
Gray Television Inc *	4,266	58,743
Groupon Inc *	1,653	33,721
Harmonic Inc *	6,645	37,079
HealthStream Inc *	1,788	35,885
Hemisphere Media Group Inc *	1,081	9,394
Houghton Mifflin Harcourt Co *	7,883	13,638
IDT Corp ‘B’ *	445	2,928
iHeartMedia Inc ‘A’ *	4,239	34,421
Infinera Corp *	5,629	34,675
InterDigital Inc	1,497	85,419
Iridium Communications Inc *	2,961	75,742
KVH Industries Inc *	1,144	10,307
Lands’ End Inc *	895	11,662
Liberty Latin America Ltd ‘A’ * (Chile)	3,338	27,538
Liberty Latin America Ltd ‘C’ * (Chile)	10,954	89,166
Liquidity Services Inc *	2,046	15,263
LiveXLive Media Inc *	2,812	7,297
Loral Space & Communications Inc	741	13,560
Magnite Inc *	3,285	22,814
Maxar Technologies Inc	4,372	109,038
Meredith Corp	1,475	19,352
MSG Networks Inc ‘A’ *	2,854	27,313
National CineMedia Inc	4,176	11,338
NeoPhotonics Corp *	1,066	6,492
NETGEAR Inc *	2,108	64,969
ORBCOMM Inc *	4,720	16,048
Overstock.com Inc *	563	40,902
PCTEL Inc *	1,250	7,075
Plantronics Inc	1,646	19,489
Powerfleet Inc *	1,913	10,770
Preformed Line Products Co	212	10,329
QuinStreet Inc *	2,358	37,351
Quotient Technology Inc *	2,846	21,003
Ribbon Communications Inc *	4,884	18,901
Saga Communications Inc ‘A’	279	5,547
Scholastic Corp	2,021	42,421
Sinclair Broadcast Group Inc ‘A’	3,072	59,075
Spok Holdings Inc	1,263	12,011
Stitch Fix Inc ‘A’ *	632	17,146
TEGNA Inc	15,577	183,030
The EW Scripps Co ‘A’	3,928	44,936
Tribune Publishing Co	1,020	11,893
TrueCar Inc *	7,554	37,770
Value Line Inc	17	420
VirnetX Holding Corp	2,022	10,656
Vonage Holdings Corp *	7,097	72,602
WideOpenWest Inc *	2,005	10,406
Yelp Inc *	4,127	82,911

		1,967,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Consumer, Cyclical - 16.4%

A-Mark Precious Metals Inc	329	$11,094
Abercrombie & Fitch Co ‘A’	4,417	61,529
Acushnet Holdings Corp	1,895	63,691
Adient PLC *	6,226	107,897
Allegiant Travel Co	825	98,835
AMC Entertainment Holdings Inc ‘A’	3,864	18,199
America’s Car-Mart Inc *	108	9,167
American Axle & Manufacturing Holdings Inc *	8,080	46,622
American Eagle Outfitters Inc	10,712	158,645
Asbury Automotive Group Inc *	828	80,689
Aspen Aerogels Inc *	1,345	14,728
At Home Group Inc *	3,809	56,602
Avient Corp	6,468	171,143
Beacon Roofing Supply Inc *	3,856	119,806
Beazer Homes USA Inc *	1,957	25,832
Bed Bath & Beyond Inc	8,963	134,266
Big Lots Inc	2,567	114,488
Biglari Holdings Inc ‘A’ *	7	3,415
Biglari Holdings Inc ‘B’ *	59	5,252
BJ’s Restaurants Inc	1,562	45,985
Blue Bird Corp *	709	8,621
Bluegreen Vacations Corp	398	1,950
Bluegreen Vacations Holding Corp *	909	12,171
BMC Stock Holdings Inc *	4,781	204,770
Boot Barn Holdings Inc *	189	5,318
Boyd Gaming Corp	5,745	176,314
Brinker International Inc	1,096	46,821
Caesars Entertainment Inc *	4,071	228,220
Caleres Inc	2,613	24,980
Callaway Golf Co	6,622	126,745
Cannae Holdings Inc *	6,139	228,739
Carrols Restaurant Group Inc *	2,545	16,415
Casper Sleep Inc *	1,400	10,066
Century Casinos Inc *	1,915	10,494
Century Communities Inc *	2,065	87,411
Chico’s FAS Inc	8,446	8,214
Chuy’s Holdings Inc *	1,386	27,138
Cinemark Holdings Inc	7,554	75,540
Citi Trends Inc	717	17,911
Clarus Corp	1,627	22,973
CompX International Inc	107	1,600
Conn’s Inc *	1,218	12,886
Cooper Tire & Rubber Co	3,578	113,423
Cooper-Standard Holdings Inc *	1,275	16,843
Core-Mark Holding Co Inc	247	7,146
Cracker Barrel Old Country Store Inc	966	110,762
Daktronics Inc	2,853	11,298
Dana Inc	10,230	126,034
Dave & Buster’s Entertainment Inc	2,016	30,563
Del Taco Restaurants Inc *	2,086	17,105
Denny’s Corp *	1,588	15,880
Designer Brands Inc ‘A’	4,466	24,250
Dillard’s Inc ‘A’	521	19,027
Dine Brands Global Inc	1,020	55,682
Douglas Dynamics Inc	153	5,233
Duluth Holdings Inc ‘B’ *	698	8,530
El Pollo Loco Holdings Inc *	1,166	18,889
Eros STX Global Corp * (India)	10,693	23,632
Escalade Inc	781	14,284
Ethan Allen Interiors Inc	1,586	21,474
Everi Holdings Inc *	3,803	31,375
Express Inc *	4,963	3,027
Fiesta Restaurant Group Inc *	1,263	11,834
Forestar Group Inc *	1,159	20,514
Fossil Group Inc *	3,367	19,327
Foundation Building Materials Inc *	1,192	18,738
Funko Inc ‘A’ *	1,809	10,474
G-III Apparel Group Ltd *	3,211	42,096
Gaia Inc *	886	8,709

	Shares	Value
GameStop Corp ‘A’ *	3,913	$39,913
GAN Ltd * (United Kingdom)	102	1,724
Genesco Inc *	1,015	21,863
GMS Inc *	2,906	70,035
Golden Entertainment Inc *	699	9,667
Green Brick Partners Inc *	1,722	27,724
Group 1 Automotive Inc	1,231	108,808
Guess? Inc	2,938	34,140
H&E Equipment Services Inc	2,319	45,592
Hamilton Beach Brands Holding Co ‘A’	315	6,127
Haverty Furniture Cos Inc	1,179	24,688
Hawaiian Holdings Inc	3,232	41,660
Herman Miller Inc	4,234	127,697
Hibbett Sports Inc *	1,159	45,456
HNI Corp	2,994	93,952
Hooker Furniture Corp	832	21,491
Hudson Ltd ‘A’ *	2,640	20,064
IMAX Corp *	3,528	42,195
Interface Inc	3,497	21,402
International Game Technology PLC	6,996	77,865
Jack in the Box Inc	1,427	113,175
Johnson Outdoors Inc ‘A’	188	15,395
KAR Auction Services Inc	9,136	131,558
KB Home	5,377	206,423
Kimball International Inc ‘B’	2,679	28,237
Knoll Inc	3,540	42,692
Kontoor Brands Inc *	3,650	88,330
Kura Sushi USA Inc ‘A’ *	230	3,013
La-Z-Boy Inc	3,144	99,445
Lakeland Industries Inc *	541	10,712
Liberty Media Corp-Liberty Braves ‘A’ *	245	5,116
Liberty Media Corp-Liberty Braves ‘C’ *	999	20,989
Liberty TripAdvisor Holdings Inc ‘A’ *	5,288	9,148
Lifetime Brands Inc	867	8,193
Lithia Motors Inc ‘A’	814	185,543
Lumber Liquidators Holdings Inc *	1,779	39,227
M/I Homes Inc *	1,968	90,626
Macy’s Inc	22,628	128,980
MarineMax Inc *	1,498	38,454
Marriott Vacations Worldwide Corp	2,490	226,117
MDC Holdings Inc	3,621	170,549
Meritage Homes Corp *	2,507	276,748
Meritor Inc *	1,132	23,704
Mesa Air Group Inc *	2,158	6,366
Methode Electronics Inc	2,150	61,275
Miller Industries Inc	841	25,709
Modine Manufacturing Co *	3,644	22,775
Monarch Casino & Resort Inc *	260	11,596
Motorcar Parts of America Inc *	1,112	17,303
Movado Group Inc	1,072	10,656
National Vision Holdings Inc *	997	38,125
Nautilus Inc *	2,110	36,208
Navistar International Corp *	3,540	154,132
Noodles & Co *	1,131	7,770
OneSpaWorld Holdings Ltd (Bahamas)	3,204	20,826
Oxford Industries Inc	1,164	46,979
Papa John’s International Inc	358	29,456
PC Connection Inc	725	29,768
Penn National Gaming Inc *	5,373	390,617
PriceSmart Inc	1,523	101,203
RCI Hospitality Holdings Inc	636	12,974
Red Robin Gourmet Burgers Inc *	1,085	14,279
Red Rock Resorts Inc ‘A’	1,227	20,982
Regis Corp *	1,700	10,438
Resideo Technologies Inc *	8,740	96,140
REV Group Inc	1,719	13,563
Rite Aid Corp *	3,939	37,381
Rocky Brands Inc	526	13,061
Rush Enterprises Inc ‘A’	1,914	96,734
Rush Enterprises Inc ‘B’	354	15,682
Sally Beauty Holdings Inc *	7,951	69,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
ScanSource Inc *	1,819	$36,071
Scientific Games Corp ‘A’ *	1,105	38,576
SeaWorld Entertainment Inc *	2,046	40,347
Shoe Carnival Inc	639	21,458
Signet Jewelers Ltd (NYSE)	3,683	68,872
SkyWest Inc	3,483	104,002
Sleep Number Corp *	1,170	57,225
Sonic Automotive Inc ‘A’	1,731	69,517
Spirit Airlines Inc *	6,333	101,961
Standard Motor Products Inc	1,257	56,125
Steelcase Inc ‘A’	6,179	62,470
Steven Madden Ltd	3,310	64,545
Superior Group of Cos Inc	610	14,170
Systemax Inc	318	7,613
Target Hospitality Corp *	2,086	2,545
Taylor Morrison Home Corp *	8,040	197,704
Telenav Inc *	1,368	4,925
Tenneco Inc ‘A’ *	3,688	25,595
The Buckle Inc	2,074	42,289
The Cato Corp ‘A’	1,644	12,856
The Cheesecake Factory Inc	2,989	82,915
The Children’s Place Inc	281	7,966
The Container Store Group Inc *	1,512	9,389
The Goodyear Tire & Rubber Co	16,323	125,197
The Marcus Corp	1,626	12,569
The Michaels Cos Inc *	5,298	51,152
The ODP Corp	3,939	76,614
Tilly’s Inc ‘A’	1,616	9,744
Titan Machinery Inc *	1,335	17,662
TRI Pointe Group Inc *	9,225	167,341
Triton International Ltd (Bermuda)	3,550	144,378
Tupperware Brands Corp	3,442	69,391
Unifi Inc *	1,001	12,853
UniFirst Corp	1,013	191,832
Universal Electronics Inc *	134	5,057
Urban Outfitters Inc *	4,877	101,490
Vera Bradley Inc *	1,380	8,432
Veritiv Corp *	939	11,888
Vista Outdoor Inc *	4,106	82,859
VOXX International Corp *	1,476	11,350
VSE Corp	636	19,487
Wabash National Corp	3,785	45,269
WESCO International Inc *	3,470	152,749
Weyco Group Inc	475	7,681
Winmark Corp	154	26,516
Wolverine World Wide Inc	5,666	146,409
Workhorse Group Inc *	6,702	169,427
World Fuel Services Corp	4,434	93,956
Zumiez Inc *	1,458	40,562

		10,695,861

Consumer, Non-Cyclical - 13.2%

Aaron’s Inc	4,171	236,287
Abeona Therapeutics Inc *	2,975	3,035
ABM Industries Inc	4,764	174,648
Acacia Research Corp *	2,289	7,943
ACCO Brands Corp	6,400	37,120
Accolade Inc *	156	6,064
AcelRx Pharmaceuticals Inc *	5,043	7,161
Acutus Medical Inc *	153	4,559
ADMA Biologics Inc *	381	911
Adtalem Global Education Inc *	3,699	90,773
Aduro Biotech Inc *	617	1,499
Adverum Biotechnologies Inc *	928	9,558
Aeglea BioTherapeutics Inc *	488	3,460
Agile Therapeutics Inc *	437	1,329
Akcea Therapeutics Inc *	640	11,610
Akouos Inc *	221	5,054
Albireo Pharma Inc *	286	9,544
Alico Inc	361	10,332

	Shares	Value
Allovir Inc *	259	$7,123
Alphatec Holdings Inc *	489	3,247
Alta Equipment Group Inc *	1,244	9,741
ALX Oncology Holdings Inc *	145	5,472
AMAG Pharmaceuticals Inc *	2,210	20,774
American Public Education Inc *	1,007	28,387
American Renal Associates Holdings Inc *	585	4,037
AnaptysBio Inc *	1,518	22,391
AngioDynamics Inc *	2,617	31,561
ANI Pharmaceuticals Inc *	315	8,886
Anika Therapeutics Inc *	998	35,319
Annexon Inc *	227	6,862
Applied Genetic Technologies Corp *	1,741	8,461
Applied Molecular Transport Inc *	191	6,078
Aptinyx Inc *	1,771	5,986
Apyx Medical Corp *	2,189	10,310
Arena Pharmaceuticals Inc *	3,792	283,604
Arlo Technologies Inc *	5,394	28,372
ASGN Inc *	628	39,916
Aspira Women’s Health Inc *	268	827
Assembly Biosciences Inc *	1,039	17,081
Atara Biotherapeutics Inc *	1,327	17,198
Atreca Inc ‘A’ *	107	1,495
Avanos Medical Inc *	3,392	112,682
AVEO Pharmaceuticals Inc *	776	4,609
Avid Bioservices Inc *	283	2,156
Avidity Biosciences Inc *	253	7,122
Axcella Health Inc *	229	1,058
Aytu BioScience Inc *	1,567	1,865
B&G Foods Inc	566	15,718
Barrett Business Services Inc	457	23,965
BellRing Brands Inc ‘A’ *	2,822	58,528
Beyondspring Inc *	50	666
BG Staffing Inc	769	6,513
BioCryst Pharmaceuticals Inc *	2,922	10,037
Bridgford Foods Corp *	77	1,410
BrightView Holdings Inc *	2,801	31,931
Brookdale Senior Living Inc *	13,089	33,246
Cabaletta Bio Inc *	912	9,886
Cadiz Inc *	544	5,402
CAI International Inc	927	25,520
Cal-Maine Foods Inc *	1,502	57,632
Calyxt Inc *	219	1,202
Cardtronics PLC ‘A’ *	705	13,959
Carriage Services Inc	1,158	25,835
CASI Pharmaceuticals Inc *	733	1,122
Cassava Sciences Inc *	1,062	12,224
Catabasis Pharmaceuticals Inc *	390	2,414
Catalyst Biosciences Inc *	1,293	5,560
CBIZ Inc *	3,093	70,737
CEL-SCI Corp *	321	4,093
Cellular Biomedicine Group Inc *	296	5,429
Central Garden & Pet Co *	495	19,765
Central Garden & Pet Co ‘A’ *	1,981	71,593
Chimerix Inc *	3,464	8,625
Cidara Therapeutics Inc *	503	1,434
Cimpress PLC * (Ireland)	865	65,013
Collectors Universe Inc	78	3,860
Community Health Systems Inc *	6,070	25,615
Concert Pharmaceuticals Inc *	2,086	20,485
CorMedix Inc *	225	1,357
Cortexyme Inc *	76	3,800
Covetrus Inc *	6,958	169,775
CRA International Inc	130	4,871
Craft Brew Alliance Inc *	763	12,597
Cross Country Healthcare Inc *	2,185	14,181
CryoLife Inc *	427	7,887
Cyclerion Therapeutics Inc *	1,625	9,880
Cymabay Therapeutics Inc *	5,033	36,439
Cytokinetics Inc *	583	12,622
Darling Ingredients Inc *	11,437	412,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Deluxe Corp	3,007	$77,370
Dyadic International Inc *	262	1,983
Dynavax Technologies Corp *	969	4,186
Edgewell Personal Care Co *	3,871	107,924
Emerald Holding Inc	2,054	4,190
Enanta Pharmaceuticals Inc *	1,261	57,729
Endo International PLC *	9,282	30,631
Ennis Inc	1,851	32,281
Enochian Biosciences Inc *	1,035	3,705
Enzo Biochem Inc *	3,364	7,098
Epizyme Inc *	2,347	28,000
Evofem Biosciences Inc *	102	241
Evolus Inc *	978	3,824
Exicure Inc *	579	1,013
Farmer Brothers Co *	1,188	5,251
FibroGen Inc *	866	35,610
Five Prime Therapeutics Inc *	1,981	9,311
Five Star Senior Living Inc *	1,404	7,118
FONAR Corp *	436	9,104
Forma Therapeutics Holdings Inc *	243	12,111
Franchise Group Inc	1,379	34,971
Fresh Del Monte Produce Inc	2,245	51,455
G1 Therapeutics Inc *	1,288	14,876
Generation Bio Co *	188	5,811
Geron Corp *	20,431	35,550
GlycoMimetics Inc *	2,508	7,700
Gossamer Bio Inc *	2,330	28,915
GP Strategies Corp *	878	8,464
Green Dot Corp ‘A’ *	3,304	167,215
Gritstone Oncology Inc *	1,784	4,728
Hanger Inc *	2,315	36,623
Harvard Bioscience Inc *	2,629	7,913
Heidrick & Struggles International Inc	1,411	27,726
Herc Holdings Inc *	1,605	63,574
Hertz Global Holdings Inc *	10,487	11,641
Heska Corp *	323	31,909
HF Foods Group Inc *	2,601	17,193
Hostess Brands Inc *	4,931	60,799
Huron Consulting Group Inc *	1,445	56,832
ICF International Inc	650	39,995
Ideaya Biosciences Inc *	925	11,618
Immunic Inc *	121	2,247
ImmunoGen Inc *	6,967	25,081
Inari Medical Inc *	119	8,213
Information Services Group Inc *	2,146	4,528
Ingles Markets Inc ‘A’	1,009	38,382
Inogen Inc *	430	12,470
Inozyme Pharma Inc *	123	3,234
Insperity Inc	1,286	84,220
Integer Holdings Corp *	846	49,922
Intra-Cellular Therapies Inc *	2,882	73,952
Invacare Corp	2,388	17,958
iTeos Therapeutics Inc *	161	3,972
IVERIC bio Inc *	5,698	32,137
J&J Snack Foods Corp	775	101,052
Jounce Therapeutics Inc *	1,240	10,118
K12 Inc *	2,815	74,147
KalVista Pharmaceuticals Inc *	784	9,871
Kelly Services Inc ‘A’	2,366	40,317
Keros Therapeutics Inc *	32	1,234
Kezar Life Sciences Inc *	2,406	11,645
Kindred Biosciences Inc *	475	2,038
Kiniksa Pharmaceuticals Ltd ‘A’ *	112	1,716
Korn Ferry	3,980	115,420
Landec Corp *	1,745	16,961
Lannett Co Inc *	2,222	13,576
Laureate Education Inc ‘A’ *	7,601	100,941
LeMaitre Vascular Inc	262	8,523
Limoneira Co	920	13,156
LivaNova PLC *	1,036	46,838
LiveRamp Holdings Inc *	877	45,402

	Shares	Value
MacroGenics Inc *	2,411	$60,733
Magellan Health Inc *	937	71,006
Magenta Therapeutics Inc *	218	1,482
Mallinckrodt PLC *	5,928	5,770
Marker Therapeutics Inc *	610	915
MEDNAX Inc *	5,249	85,454
MEI Pharma Inc *	1,190	3,713
MeiraGTx Holdings PLC *	131	1,734
Meridian Bioscience Inc *	381	6,469
MGP Ingredients Inc	229	9,100
Milestone Scientific Inc *	515	716
Mirum Pharmaceuticals Inc *	235	4,528
Misonix Inc *	592	6,944
Momenta Pharmaceuticals Inc *	523	27,447
MoneyGram International Inc *	4,166	11,769
Monro Inc	1,179	47,832
MyoKardia Inc *	456	62,167
Myriad Genetics Inc *	5,142	67,052
NanoString Technologies Inc *	346	15,466
NantKwest Inc *	302	2,094
Natera Inc *	292	21,094
Nathan’s Famous Inc	185	9,481
National HealthCare Corp	888	55,331
Natural Grocers by Vitamin Cottage Inc	213	2,100
Nature’s Sunshine Products Inc *	542	6,271
Natus Medical Inc *	1,572	26,928
Nesco Holdings Inc *	978	4,059
NewAge Inc *	3,687	6,379
NextCure Inc *	67	590
NGM Biopharmaceuticals Inc *	106	1,686
Nkarta Inc *	243	7,305
Novavax Inc *	3,193	345,962
Nurix Therapeutics Inc *	172	6,005
Nymox Pharmaceutical Corp *	351	863
OPKO Health Inc *	28,081	103,619
Option Care Health Inc *	138	1,845
OraSure Technologies Inc *	1,983	24,133
Orgenesis Inc *	972	4,899
ORIC Pharmaceuticals Inc *	40	1,000
Orthofix Medical Inc *	1,303	40,575
Osmotica Pharmaceuticals PLC *	263	1,423
Owens & Minor Inc	4,414	110,836
Pacific Biosciences of California Inc *	1,327	13,098
Pandion Therapeutics Inc *	169	1,937
Passage Bio Inc *	378	4,956
Patterson Cos Inc	6,029	145,329
PDL BioPharma Inc *	7,895	24,869
Performance Food Group Co *	9,294	321,758
PFSweb Inc *	274	1,833
Phibro Animal Health Corp ‘A’	109	1,897
Pliant Therapeutics Inc *	155	3,511
Poseida Therapeutics Inc *	252	2,235
Precigen Inc *	1,124	3,934
Precision BioSciences Inc *	213	1,312
Prestige Consumer Healthcare Inc *	2,360	85,951
Primo Water Corp	11,099	157,606
Prothena Corp PLC * (Ireland)	2,170	21,678
Quad/Graphics Inc	2,642	8,005
Quanex Building Products Corp	2,250	41,490
Relay Therapeutics Inc *	478	20,358
Rent-A-Center Inc	353	10,551
Resources Connection Inc	2,207	25,491
Revance Therapeutics Inc *	1,046	26,296
Revlon Inc ‘A’ *	480	3,034
Rockwell Medical Inc *	825	883
Rubius Therapeutics Inc *	2,154	10,792
Sanderson Farms Inc	321	37,868
Savara Inc *	3,419	3,727
SeaSpine Holdings Corp *	1,861	26,612
Selecta Biosciences Inc *	2,498	6,195
Seneca Foods Corp ‘A’ *	448	16,007

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
ServiceSource International Inc *	6,041	$8,880
Sientra Inc *	769	2,615
Soleno Therapeutics Inc *	683	1,714
Solid Biosciences Inc *	1,650	3,350
SP Plus Corp *	1,666	29,905
SpartanNash Co	2,563	41,905
Spectrum Pharmaceuticals Inc *	10,178	41,526
Spero Therapeutics Inc *	96	1,071
Strongbridge Biopharma PLC *	243	510
Supernus Pharmaceuticals Inc *	2,637	54,955
Surgalign Holdings Inc *	4,248	7,689
Sutro Biopharma Inc *	176	1,769
TCR2 Therapeutics Inc *	1,685	34,239
Team Inc *	2,270	12,485
Tejon Ranch Co *	1,416	20,036
Tenet Healthcare Corp *	6,670	163,482
Textainer Group Holdings Ltd * (China)	3,751	53,114
TG Therapeutics Inc *	1,163	31,122
The Andersons Inc	2,277	43,650
The Chefs’ Warehouse Inc *	2,122	30,854
The Hackett Group Inc	213	2,381
The Simply Good Foods Co *	6,058	133,579
TherapeuticsMD Inc *	2,543	4,018
Theravance Biopharma Inc *	418	6,180
Tivity Health Inc *	1,645	23,063
Tootsie Roll Industries Inc	164	5,068
Triple-S Management Corp ‘B’ *	1,530	27,341
TrueBlue Inc *	2,535	39,267
Turning Point Therapeutics Inc *	167	14,589
United Natural Foods Inc *	3,937	58,543
Universal Corp	1,721	72,076
UroGen Pharma Ltd *	548	10,571
Utah Medical Products Inc	40	3,195
Vanda Pharmaceuticals Inc *	3,714	35,877
Varex Imaging Corp *	2,818	35,845
Vaxart Inc *	465	3,092
Vaxcyte Inc *	273	13,481
VBI Vaccines Inc *	2,318	6,630
Vector Group Ltd	8,835	85,611
Vectrus Inc *	499	18,962
Venus Concept Inc *	570	1,322
Verastem Inc *	6,673	8,074
Vericel Corp *	372	6,893
Viad Corp	1,484	30,912
ViewRay Inc *	5,107	17,875
Viking Therapeutics Inc *	4,374	25,457
Village Super Market Inc ‘A’	608	14,963
Vital Farms Inc *	426	17,266
Vivint Smart Home Inc *	4,133	70,592
VYNE Therapeutics Inc *	8,581	14,244
WD-40 Co	58	10,980
Weis Markets Inc	675	32,400
Willdan Group Inc *	190	4,847
WW International Inc *	2,574	48,571
X4 Pharmaceuticals Inc *	1,144	7,745
XBiotech Inc *	1,005	19,185
Xencor Inc *	209	8,107
Xeris Pharmaceuticals Inc *	304	1,803
XOMA Corp *	71	1,338
Zentalis Pharmaceuticals Inc *	48	1,569
ZIOPHARM Oncology Inc *	5,101	12,855

		8,657,095

Diversified - 0.0%

Professional Holding Corp ‘A’ *	771	10,339

	Shares	Value
Energy - 3.4%

Adams Resources & Energy Inc	160	$3,184
Advanced Emissions Solutions Inc	1,287	5,225
Antero Resources Corp *	16,876	46,409
Archrock Inc	9,265	49,846
Berry Corp	5,024	15,926
Bonanza Creek Energy Inc *	1,339	25,173
Brigham Minerals Inc ‘A’	2,470	22,032
ChampionX Corp *	13,088	104,573
Clean Energy Fuels Corp *	9,272	22,995
CNX Resources Corp *	15,782	148,982
Comstock Resources Inc *	1,781	7,801
CONSOL Energy Inc *	1,842	8,160
Contango Oil & Gas Co *	5,215	6,988
CVR Energy Inc	2,100	25,998
Delek US Holdings Inc	4,380	48,749
DMC Global Inc	589	19,402
Dril-Quip Inc *	2,437	60,340
Earthstone Energy Inc ‘A’ *	1,714	4,439
Evolution Petroleum Corp	2,335	5,230
Exterran Corp *	1,926	8,012
Falcon Minerals Corp	2,571	6,273
Frank’s International NV *	11,215	17,271
FuelCell Energy Inc *	5,141	11,002
FutureFuel Corp	1,777	20,205
Goodrich Petroleum Corp *	298	2,292
Green Plains Inc *	2,448	37,895
Gulfport Energy Corp *	11,306	5,959
Helix Energy Solutions Group Inc *	10,389	25,038
Kosmos Energy Ltd (Ghana)	29,319	28,604
Liberty Oilfield Services Inc ‘A’	4,412	35,252
Magnolia Oil & Gas Corp ‘A’ *	787	4,069
Matador Resources Co *	7,978	65,898
Matrix Service Co *	1,887	15,756
Maxeon Solar Technologies Ltd *	212	3,596
Montage Resources Corp *	1,486	6,524
MRC Global Inc *	5,312	22,735
Nabors Industries Ltd	526	12,855
NACCO Industries Inc ‘A’	257	4,680
National Energy Services Reunited Corp *	1,530	9,761
Newpark Resources Inc *	6,326	6,642
NextDecade Corp *	1,455	4,336
NexTier Oilfield Solutions Inc *	11,687	21,621
NOW Inc *	7,865	35,707
Oceaneering International Inc *	7,250	25,520
Oil States International Inc *	4,491	12,260
Ovintiv Inc	18,569	151,523
Par Pacific Holdings Inc *	2,875	19,464
Patterson-UTI Energy Inc	13,104	37,346
PBF Energy Inc ‘A’	6,960	39,602
PDC Energy Inc *	6,978	86,492
Peabody Energy Corp	4,823	11,093
Penn Virginia Corp *	1,016	10,008
PrimeEnergy Resources Corp *	35	2,317
ProPetro Holding Corp *	5,765	23,406
Range Resources Corp	15,150	100,293
Renewable Energy Group Inc *	2,717	145,142
REX American Resources Corp *	395	25,916
RPC Inc *	3,441	9,084
Select Energy Services Inc ‘A’ *	4,351	16,708
SM Energy Co	8,225	13,078
Solaris Oilfield Infrastructure Inc ‘A’	2,096	13,289
Southwestern Energy Co *	42,423	99,694
SunCoke Energy Inc	5,870	20,075
Sunnova Energy International Inc *	3,307	100,566
SunPower Corp *	1,701	21,280
Talos Energy Inc *	782	5,044
Tellurian Inc *	10,741	8,558
Thermon Group Holdings Inc *	2,358	26,480
Transocean Ltd *	40,348	32,557
Trecora Resources *	1,641	10,076
US Silica Holdings Inc	5,473	16,419
W&T Offshore Inc *	6,762	12,172
Warrior Met Coal Inc	3,706	63,299
Whiting Petroleum Corp *	96	1,660

		2,203,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Financial - 34.5%

1st Constitution Bancorp	623	$7,414
1st Source Corp	1,125	34,695
Acadia Realty Trust REIT	6,093	63,976
ACNB Corp	618	12,854
Agree Realty Corp REIT	3,806	242,214
Alerus Financial Corp	1,087	21,305
Alexander & Baldwin Inc REIT *	5,176	58,023
Alexander’s Inc REIT	9	2,207
Allegiance Bancshares Inc	1,300	30,381
Alpine Income Property Trust Inc REIT	496	7,713
Altabancorp	1,028	20,683
Altisource Portfolio Solutions SA *	325	4,118
Amalgamated Bank ‘A’	1,016	10,749
Ambac Financial Group Inc *	3,222	41,145
Amerant Bancorp Inc *	1,694	15,771
American Assets Trust Inc REIT	3,624	87,302
American Equity Investment Life Holding Co	6,428	141,352
American Finance Trust Inc REIT	7,810	48,969
American National Bankshares Inc	783	16,380
American Realty Investors Inc *	161	1,460
Ameris Bancorp	4,635	105,585
AMERISAFE Inc	1,358	77,895
Ames National Corp	615	10,387
Anworth Mortgage Asset Corp REIT	7,224	11,847
Apollo Commercial Real Estate Finance Inc REIT	10,523	94,812
Arbor Realty Trust Inc REIT	7,452	85,474
Ares Commercial Real Estate Corp REIT	2,315	21,159
Argo Group International Holdings Ltd	2,337	80,463
Arlington Asset Investment Corp ‘A’ REIT	2,350	6,674
Armada Hoffler Properties Inc REIT	4,034	37,355
ARMOUR Residential REIT Inc	4,662	44,336
Arrow Financial Corp	913	22,897
Artisan Partners Asset Management Inc ‘A’	2,287	89,170
Assetmark Financial Holdings Inc *	655	14,240
Associated Capital Group Inc ‘A’	120	4,336
Atlantic Capital Bancshares Inc *	1,518	17,229
Atlantic Union Bankshares Corp	5,474	116,979
Auburn National BanCorp Inc	164	5,947
Axos Financial Inc *	3,792	88,392
B. Riley Financial Inc	1,352	33,881
Banc of California Inc	3,221	32,597
BancFirst Corp	1,297	52,969
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,283	27,738
BancorpSouth Bank	7,023	136,106
Bank First Corp	21	1,233
Bank of Commerce Holdings	1,119	7,799
Bank of Marin Bancorp	929	26,904
Bank7 Corp	13	122
BankFinancial Corp	1,025	7,401
BankUnited Inc	6,495	142,305
Bankwell Financial Group Inc	515	7,287
Banner Corp	2,071	66,810
Bar Harbor Bankshares	1,100	22,605
Baycom Corp *	600	6,180
BCB Bancorp Inc	997	7,976
Berkshire Hills Bancorp Inc	3,232	32,676
BGC Partners Inc ‘A’	21,738	52,171
Blackstone Mortgage Trust Inc ‘A’ REIT	9,791	215,108
Blucora Inc *	3,539	33,337
Bluerock Residential Growth REIT Inc	1,122	8,505
Bogota Financial Corp *	484	3,688
Boston Private Financial Holdings Inc	5,832	32,193
Bridge Bancorp Inc	1,108	19,312
Bridgewater Bancshares Inc *	1,519	14,415

	Shares	Value
Broadmark Realty Capital Inc REIT	9,098	$89,706
Brookline Bancorp Inc	5,616	48,550
BRT Apartments Corp REIT	670	7,893
Bryn Mawr Bank Corp	1,385	34,445
Business First Bancshares Inc	1,336	20,040
Byline Bancorp Inc	1,805	20,360
C&F Financial Corp	255	7,574
Cadence BanCorp	8,669	74,467
Calamos Asset Management Inc Escrow Receipt * Ω ±	3,629	-
California Bancorp Inc *	466	5,280
Cambridge Bancorp	353	18,765
Camden National Corp	1,096	33,127
Capital Bancorp Inc *	533	5,042
Capital City Bank Group Inc	977	18,358
Capitol Federal Financial Inc	9,483	87,860
Capstar Financial Holdings Inc	1,179	11,566
Capstead Mortgage Corp REIT	6,563	36,884
CareTrust REIT Inc	5,830	103,745
Carter Bank & Trust	1,665	11,072
CatchMark Timber Trust Inc ‘A’ REIT	3,136	28,004
Cathay General Bancorp	5,315	115,229
CB Financial Services Inc	340	6,487
CBTX Inc	1,338	21,863
Central Pacific Financial Corp	1,560	21,169
Central Valley Community Bancorp	824	10,176
Century Bancorp Inc ‘A’	168	11,044
Chatham Lodging Trust REIT	3,223	24,559
Chemung Financial Corp	273	7,882
Cherry Hill Mortgage Investment Corp REIT	1,062	9,537
Chimera Investment Corp REIT	13,629	111,758
ChoiceOne Financial Services Inc	558	14,519
CIT Group Inc	6,946	123,014
Citizens & Northern Corp	1,006	16,337
Citizens Holding Co	315	7,062
Citizens Inc *	3,466	19,202
City Holding Co	1,121	64,581
City Office REIT Inc	2,958	22,244
Civista Bancshares Inc	1,211	15,162
Clipper Realty Inc REIT	231	1,398
CNB Financial Corp	1,100	16,357
CNO Financial Group Inc	10,038	161,010
Coastal Financial Corp *	582	7,130
Codorus Valley Bancorp Inc	717	9,393
Colony Bankcorp Inc	519	5,579
Colony Capital Inc REIT	33,967	92,730
Colony Credit Real Estate Inc REIT	6,082	29,863
Columbia Banking System Inc	5,101	121,659
Columbia Financial Inc *	2,525	28,027
Columbia Property Trust Inc REIT	8,028	87,585
Community Bank System Inc	3,736	203,463
Community Bankers Trust Corp	1,525	7,747
Community Trust Bancorp Inc	1,096	30,973
ConnectOne Bancorp Inc	2,564	36,075
CoreCivic Inc REIT	8,391	67,128
CorEnergy Infrastructure Trust Inc REIT	1,053	6,150
CorePoint Lodging Inc REIT	2,712	14,780
County Bancorp Inc	327	6,148
Cowen Inc ‘A’	1,264	20,565
Crawford & Co ‘A’	1,114	7,286
CrossFirst Bankshares Inc *	3,452	29,998
CTO Realty Growth Inc	303	13,362
Cushman & Wakefield PLC *	5,240	55,072
Customers Bancorp Inc *	1,958	21,930
CVB Financial Corp	9,189	152,813
Diamond Hill Investment Group Inc	227	28,675
DiamondRock Hospitality Co REIT	13,984	70,899
Dime Community Bancshares Inc	1,999	22,609
Diversified Healthcare Trust REIT	16,573	58,337
Donegal Group Inc ‘A’	746	10,496
Dynex Capital Inc REIT	1,521	23,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Eagle Bancorp Inc	2,235	$59,876
Eagle Bancorp Montana Inc	380	6,696
EastGroup Properties Inc REIT	132	17,072
Ellington Financial Inc REIT	3,004	36,829
Ellington Residential Mortgage REIT	633	7,026
Employers Holdings Inc	1,983	59,986
Encore Capital Group Inc *	2,197	84,782
Enova International Inc *	2,101	34,435
Enstar Group Ltd *	851	137,436
Enterprise Bancorp Inc	629	13,222
Enterprise Financial Services Corp	1,751	47,750
Equity Bancshares Inc ‘A’ *	1,035	16,042
Esquire Financial Holdings Inc *	317	4,755
ESSA Bancorp Inc	686	8,458
Essent Group Ltd	7,816	289,270
Essential Properties Realty Trust Inc REIT	6,596	120,839
Evans Bancorp Inc	339	7,543
EZCORP Inc ‘A’ *	3,474	17,474
Farmers & Merchants Bancorp Inc	750	15,007
Farmers National Banc Corp	1,998	21,818
Farmland Partners Inc REIT	1,731	11,528
Fathom Holdings Inc *	228	3,589
FB Financial Corp	2,214	55,616
FBL Financial Group Inc ‘A’	685	33,017
Federal Agricultural Mortgage Corp ‘C’	515	32,785
Federated Hermes Inc	4,822	103,721
FedNat Holding Co	795	5,024
Fidelity D&D Bancorp Inc	287	13,980
Financial Institutions Inc	1,103	16,986
First BanCorp	15,139	79,026
First Bancorp Inc	739	15,578
First Bancorp NC	1,971	41,253
First Bank	1,000	6,200
First Busey Corp	3,657	58,110
First Business Financial Services Inc	616	8,803
First Capital Inc	229	12,835
First Choice Bancorp	827	10,991
First Commonwealth Financial Corp	7,081	54,807
First Community Bankshares Inc	1,181	21,317
First Community Corp	448	6,106
First Financial Bancorp	6,944	83,363
First Financial Corp	942	29,579
First Foundation Inc	2,204	28,806
First Guaranty Bancshares Inc	261	3,161
First Internet Bancorp	694	10,223
First Interstate BancSystem Inc ‘A’	2,999	95,518
First Merchants Corp	3,780	87,545
First Mid Bancshares Inc	1,021	25,474
First Midwest Bancorp Inc	8,020	86,456
First Northwest Bancorp	572	5,663
First Savings Financial Group Inc	127	6,901
First United Corp	470	5,504
First Western Financial Inc *	405	5,245
Flagstar Bancorp Inc	3,028	89,720
Flushing Financial Corp	1,911	20,104
FNCB Bancorp Inc	1,203	6,400
Franklin Financial Services Corp	296	6,328
Franklin Street Properties Corp REIT	7,653	28,010
Front Yard Residential Corp REIT	3,592	31,394
FRP Holdings Inc *	458	19,085
FS Bancorp Inc	206	8,446
Fulton Financial Corp	11,288	105,317
FVCBankcorp Inc *	777	7,770
GAMCO Investors Inc ‘A’	76	879
Genworth Financial Inc ‘A’ *	35,708	119,622
German American Bancorp Inc	1,819	49,368
Getty Realty Corp REIT	2,443	63,542
Glacier Bancorp Inc	6,090	195,184
Gladstone Commercial Corp REIT	1,844	31,071
Gladstone Land Corp REIT	679	10,199
Global Medical REIT Inc	2,890	39,015

	Shares	Value
Global Net Lease Inc REIT	6,378	$101,410
Goosehead Insurance Inc ‘A’	798	69,099
Granite Point Mortgage Trust Inc REIT	3,920	27,793
Great Ajax Corp REIT	1,506	12,485
Great Southern Bancorp Inc	765	27,708
Great Western Bancorp Inc	3,942	49,078
Greene County Bancorp Inc	187	4,056
Greenlight Capital Re Ltd ‘A’ *	2,046	13,770
Griffin Industrial Realty Inc	43	2,298
Guaranty Bancshares Inc	449	11,176
Hancock Whitney Corp	6,144	115,569
Hanmi Financial Corp	2,023	16,609
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,863	205,559
Harborone Bancorp Inc *	3,870	31,231
Hawthorn Bancshares Inc	417	7,898
HBT Financial Inc	804	9,021
HCI Group Inc	318	15,674
Healthcare Realty Trust Inc REIT	9,603	289,242
Heartland Financial USA Inc	2,446	73,368
Heritage Commerce Corp	3,810	25,356
Heritage Financial Corp	2,603	47,869
Heritage Insurance Holdings Inc	1,681	17,012
Hersha Hospitality Trust REIT	2,569	14,232
Hilltop Holdings Inc	5,074	104,423
Hingham Institution for Savings	100	18,400
Home Bancorp Inc	577	13,935
Home BancShares Inc	10,799	163,713
HomeStreet Inc	1,610	41,474
HomeTrust Bancshares Inc	1,181	16,038
Hope Bancorp Inc	8,443	64,040
Horace Mann Educators Corp	2,999	100,167
Horizon Bancorp Inc	3,065	30,926
Howard Bancorp Inc *	832	7,471
Independence Holding Co	309	11,652
Independence Realty Trust Inc REIT	6,675	77,363
Independent Bank Corp	2,187	114,555
Independent Bank Corp MI	1,516	19,056
Independent Bank Group Inc	2,621	115,796
Industrial Logistics Properties Trust REIT	4,671	102,155
Innovative Industrial Properties Inc REIT	886	109,961
International Bancshares Corp	3,763	98,064
Invesco Mortgage Capital Inc REIT	12,793	34,669
Investar Holding Corp	788	10,102
Investors Bancorp Inc	11,660	84,652
Investors Real Estate Trust REIT	901	58,718
Investors Title Co	79	10,275
iStar Inc REIT	5,163	60,975
James River Group Holdings Ltd	281	12,513
Jernigan Capital Inc REIT	1,565	26,824
Kearny Financial Corp	3,926	28,306
Kennedy-Wilson Holdings Inc	8,681	126,048
Kite Realty Group Trust REIT	5,992	69,387
KKR Real Estate Finance Trust Inc REIT	1,982	32,762
Ladder Capital Corp REIT	7,573	53,920
Lakeland Bancorp Inc	3,579	35,611
Lakeland Financial Corp	1,688	69,546
Landmark Bancorp Inc	235	5,017
LCNB Corp	883	12,053
Legacy Housing Corp *	361	4,938
LendingClub Corp *	4,992	23,512
Level One Bancorp Inc	320	4,992
Lexington Realty Trust REIT	19,482	203,587
Limestone Bancorp Inc *	348	3,661
Live Oak Bancshares Inc	2,002	50,711
LTC Properties Inc REIT	1,728	60,238
Luther Burbank Corp	1,115	9,310
Macatawa Bank Corp	1,899	12,400
Mack-Cali Realty Corp REIT	6,157	77,701
Mackinac Financial Corp	689	6,649
MainStreet Bancshares Inc *	452	5,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Marcus & Millichap Inc *	1,499	$41,252
Marlin Business Services Corp	448	3,158
Maui Land & Pineapple Co Inc *	157	1,699
MBIA Inc *	3,748	22,713
McGrath RentCorp	758	45,169
Mercantile Bank Corp	1,064	19,173
Merchants Bancorp	598	11,787
Meridian Bancorp Inc	3,245	33,586
Meridian Corp	263	4,242
Meta Financial Group Inc	2,378	45,705
Metrocity Bankshares Inc	1,259	16,581
Metropolitan Bank Holding Corp *	523	14,644
MFA Financial Inc REIT	32,142	86,141
Mid Penn Bancorp Inc	483	8,361
Middlefield Banc Corp	425	8,203
Midland States Bancorp Inc	1,531	19,673
MidWestOne Financial Group Inc	1,116	19,943
MMA Capital Holdings Inc *	280	6,303
Monmouth Real Estate Investment Corp REIT	751	10,401
Mr Cooper Group Inc *	5,440	121,421
MVB Financial Corp	751	11,993
National Bank Holdings Corp ‘A’	1,654	43,417
National Bankshares Inc	460	11,652
National General Holdings Corp	2,576	86,940
National Health Investors Inc REIT	2,048	123,433
National Western Life Group Inc ‘A’	188	34,361
Navient Corp	13,454	113,686
NBT Bancorp Inc	3,033	81,345
Nelnet Inc ‘A’	1,229	74,047
NETSTREIT Corp	749	13,677
New Senior Investment Group Inc REIT	5,814	23,256
New York Mortgage Trust Inc REIT	26,604	67,840
Newmark Group Inc ‘A’	10,408	44,963
NexPoint Residential Trust Inc REIT	1,290	57,211
NI Holdings Inc *	582	9,830
Nicolet Bankshares Inc *	676	36,916
NMI Holdings Inc ‘A’ *	5,497	97,847
Northeast Bank *	488	8,979
Northfield Bancorp Inc	3,342	30,479
Northrim BanCorp Inc	446	11,369
Northwest Bancshares Inc	8,476	77,979
Norwood Financial Corp	408	9,923
Oak Valley Bancorp	472	5,409
OceanFirst Financial Corp	4,227	57,868
Oconee Federal Financial Corp	76	1,657
Office Properties Income Trust REIT	3,436	71,194
OFG Bancorp	3,700	46,102
Ohio Valley Banc Corp	298	6,157
Old National Bancorp	11,708	147,052
Old Second Bancorp Inc	2,116	15,859
One Liberty Properties Inc REIT	1,161	18,994
OP Bancorp	865	4,948
Oportun Financial Corp *	1,376	16,223
Oppenheimer Holdings Inc ‘A’	677	15,111
Orchid Island Capital Inc REIT	4,806	24,078
Origin Bancorp Inc	1,592	34,005
Orrstown Financial Services Inc	880	11,264
Pacific Premier Bancorp Inc	5,589	112,562
Park National Corp	1,014	83,107
Parke Bancorp Inc	860	10,268
Partners Bancorp	550	3,097
PCB Bancorp	931	8,183
PCSB Financial Corp	1,044	12,601
PDL Community Bancorp *	517	4,560
Peapack Gladstone Financial Corp	1,348	20,422
Pebblebrook Hotel Trust REIT	9,319	116,767
Penns Woods Bancorp Inc	499	9,905
PennyMac Financial Services Inc	2,651	154,076
PennyMac Mortgage Investment Trust REIT	7,034	113,036
Peoples Bancorp Inc	1,250	23,862
Peoples Bancorp of North Carolina Inc	347	5,354

	Shares	Value
Peoples Financial Services Corp	488	$16,963
Physicians Realty Trust REIT	14,858	266,107
Piedmont Office Realty Trust Inc ‘A’ REIT	8,962	121,614
Pioneer Bancorp Inc *	827	7,344
Piper Sandler Cos	1,224	89,352
Plumas Bancorp	343	6,750
PotlatchDeltic Corp REIT	4,680	197,028
PRA Group Inc *	3,207	128,120
Preferred Apartment Communities Inc ‘A’ REIT	3,370	18,198
Preferred Bank	936	30,064
Premier Financial Bancorp Inc	997	10,768
Premier Financial Corp	2,638	41,087
ProAssurance Corp	3,872	60,558
ProSight Global Inc *	730	8,278
Protective Insurance Corp ‘B’	640	8,403
Provident Bancorp Inc	716	5,578
Provident Financial Holdings Inc	453	5,391
Provident Financial Services Inc	5,016	61,195
Prudential Bancorp Inc	569	5,997
QCR Holdings Inc	1,038	28,452
QTS Realty Trust Inc ‘A’ REIT	254	16,007
Radian Group Inc	13,543	197,863
Rafael Holdings Inc ‘B’ *	648	10,044
RBB Bancorp	1,277	14,481
RE/MAX Holdings Inc ‘A’	1,239	40,552
Ready Capital Corp REIT	2,981	33,387
Realogy Holdings Corp	8,213	77,531
Red River Bancshares Inc	339	14,577
Redwood Trust Inc REIT	8,000	60,160
Regional Management Corp *	600	9,996
Reliant Bancorp Inc	1,092	15,834
Renasant Corp	3,843	87,313
Republic Bancorp Inc ‘A’	708	19,937
Republic First Bancorp Inc *	3,249	6,433
Retail Opportunity Investments Corp REIT	8,215	85,559
Retail Properties of America Inc ‘A’ REIT	15,050	87,440
Retail Value Inc REIT	1,134	14,254
Richmond Mutual Bancorporation Inc	824	8,718
Riverview Bancorp Inc	1,709	7,092
RLI Corp	367	30,729
RLJ Lodging Trust REIT	11,561	100,118
RPT Realty REIT	5,556	30,225
Ryman Hospitality Properties Inc REIT	461	16,965
S&T Bancorp Inc	2,808	49,674
Sabra Health Care REIT Inc	14,597	201,220
Safeguard Scientifics Inc	1,296	7,102
Safehold Inc REIT	549	34,093
Safety Insurance Group Inc	1,028	71,025
Salisbury Bancorp Inc	191	6,038
Sandy Spring Bancorp Inc	3,217	74,248
Saul Centers Inc REIT	145	3,854
SB Financial Group Inc	485	6,543
Sculptor Capital Management Inc	1,358	15,943
Seacoast Banking Corp of Florida *	3,643	65,683
Security National Financial Corp ‘A’ *	575	3,680
Select Bancorp Inc *	1,117	8,031
Selective Insurance Group Inc	4,188	215,640
Selectquote Inc *	1,605	32,501
Seritage Growth Properties REIT *	2,455	33,020
Service Properties Trust REIT	11,561	91,910
ServisFirst Bancshares Inc	868	29,538
Shore Bancshares Inc	802	8,806
Sierra Bancorp	1,068	17,932
Silvercrest Asset Management Group Inc ‘A’	381	3,985
Silvergate Capital Corp ‘A’ *	1,094	15,754
Simmons First National Corp ‘A’	7,640	121,132
SITE Centers Corp REIT	10,993	79,150
SmartFinancial Inc	950	12,911
South Plains Financial Inc	760	9,432
South State Corp	4,961	238,872
Southern First Bancshares Inc *	480	11,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Southern Missouri Bancorp Inc	544	$12,828
Southern National Bancorp of Virginia Inc	1,574	13,662
Southside Bancshares Inc	2,234	54,577
Spirit of Texas Bancshares Inc *	1,051	11,729
STAG Industrial Inc REIT	9,781	298,223
Standard AVB Financial Corp	244	7,967
State Auto Financial Corp	1,276	17,558
Sterling Bancorp Inc	1,383	4,163
Stewart Information Services Corp	1,872	81,863
Stifel Financial Corp	4,739	239,604
Stock Yards Bancorp Inc	1,267	43,129
StoneX Group Inc *	1,065	54,485
Stratus Properties Inc *	426	9,185
Summit Financial Group Inc	860	12,737
Summit Hotel Properties Inc REIT	7,351	38,078
Sunstone Hotel Investors Inc REIT	15,189	120,601
Tanger Factory Outlet Centers Inc REIT	6,639	40,033
Terreno Realty Corp REIT	2,748	150,480
Territorial Bancorp Inc	520	10,520
Texas Capital Bancshares Inc *	3,627	112,909
The Bancorp Inc *	3,739	32,305
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,652	81,367
The Bank of Princeton	372	6,759
The Community Financial Corp	362	7,729
The First Bancshares Inc	1,482	31,078
The First of Long Island Corp	1,558	23,074
The GEO Group Inc REIT	8,323	94,383
The Macerich Co REIT	10,549	71,628
The RMR Group Inc ‘A’	110	3,022
The St Joe Co *	1,120	23,106
Third Point Reinsurance Ltd * (Bermuda)	5,615	39,024
Timberland Bancorp Inc	536	9,648
Tiptree Inc	1,792	8,870
Tompkins Financial Corp	1,019	57,889
Towne Bank	4,674	76,654
TPG RE Finance Trust Inc REIT	4,126	34,906
Transcontinental Realty Investors Inc REIT *	101	2,518
Trean Insurance Group Inc *	687	10,477
TriCo Bancshares	1,914	46,874
TriState Capital Holdings Inc *	2,008	26,586
Triumph Bancorp Inc *	1,625	50,602
TrustCo Bank Corp NY	6,591	34,405
Trustmark Corp	4,468	95,660
Two Harbors Investment Corp REIT	19,238	97,921
UMB Financial Corp	3,102	152,029
UMH Properties Inc REIT	621	8,408
United Bankshares Inc	8,829	189,559
United Community Banks Inc	5,499	93,098
United Fire Group Inc	1,556	31,618
United Insurance Holdings Corp	1,495	9,060
United Security Bancshares	1,102	6,733
Unity Bancorp Inc	526	6,091
Universal Health Realty Income Trust REIT	115	6,554
Universal Insurance Holdings Inc	1,532	21,203
Univest Financial Corp	1,900	27,303
Urban Edge Properties REIT	8,340	81,065
Urstadt Biddle Properties Inc ‘A’ REIT	1,897	17,452
Valley National Bancorp	28,220	193,307
Vericity Inc	115	1,173
Veritex Holdings Inc	3,437	58,532
Virtus Investment Partners Inc	474	65,720
Waddell & Reed Financial Inc ‘A’	4,687	69,602
Walker & Dunlop Inc	1,825	96,725
Washington Federal Inc	5,348	111,559
Washington Real Estate Investment Trust REIT	5,864	118,042
Washington Trust Bancorp Inc	1,244	38,141
Waterstone Financial Inc	1,551	24,025
Watford Holdings Ltd * (Bermuda)	1,176	26,977
WesBanco Inc	4,692	100,221

	Shares	Value
West Bancorporation Inc	1,065	$16,870
Westamerica Bancorporation	1,620	88,047
Western Asset Mortgage Capital Corp REIT	3,894	7,944
Western New England Bancorp Inc	1,646	9,267
Westwood Holdings Group Inc	614	6,840
Whitestone REIT	3,046	18,276
WisdomTree Investments Inc	9,607	30,742
World Acceptance Corp *	333	35,148
WSFS Financial Corp	3,526	95,096
Xenia Hotels & Resorts Inc REIT	8,064	70,802

		22,592,766

Industrial - 13.5%

AAR Corp	2,317	43,560
Advanced Disposal Services Inc *	445	13,452
Aegion Corp *	2,207	31,185
Alamo Group Inc	129	13,936
Albany International Corp ‘A’	371	18,368
Allied Motion Technologies Inc	49	2,023
Altra Industrial Motion Corp	4,585	169,507
American Outdoor Brands Inc *	990	12,900
American Superconductor Corp *	1,608	23,284
American Woodmark Corp *	1,191	93,541
API Group Corp * ~	9,945	141,517
Apogee Enterprises Inc	1,547	33,059
Applied Industrial Technologies Inc	1,640	90,364
Applied Optoelectronics Inc *	1,449	16,301
ArcBest Corp	1,752	54,417
Arcosa Inc	3,458	152,463
Ardmore Shipping Corp (Ireland)	1,753	6,241
Argan Inc	1,067	44,718
Astec Industries Inc	1,589	86,203
Astronics Corp *	1,714	13,232
Atlas Air Worldwide Holdings Inc *	1,700	103,530
AZZ Inc	1,821	62,133
Barnes Group Inc	3,297	117,835
Bel Fuse Inc ‘B’	785	8,384
Belden Inc	3,099	96,441
Benchmark Electronics Inc	2,626	52,914
Bloom Energy Corp ‘A’ *	373	6,703
Boise Cascade Co	2,299	91,776
Brady Corp ‘A’	850	34,017
Bristow Group Inc *	505	10,731
Builders FirstSource Inc *	749	24,432
Cactus Inc ‘A’	1,809	34,715
Caesarstone Ltd	1,668	16,346
Casella Waste Systems Inc ‘A’ *	426	23,792
CECO Environmental Corp *	2,080	15,163
Chart Industries Inc *	2,558	179,751
CIRCOR International Inc *	1,416	38,728
Columbus McKinnon Corp	1,683	55,707
Comfort Systems USA Inc	1,793	92,357
Comtech Telecommunications Corp	1,753	24,542
Concrete Pumping Holdings Inc *	1,925	6,872
Construction Partners Inc ‘A’ *	1,018	18,528
Cornerstone Building Brands Inc *	1,873	14,947
Costamare Inc (Monaco)	3,721	22,586
Covanta Holding Corp	4,995	38,711
Covenant Logistics Group Inc ‘A’ *	885	15,479
DHT Holdings Inc	8,122	41,910
Diamond S Shipping Inc *	1,853	12,730
Digimarc Corp *	104	2,322
Dorian LPG Ltd *	2,307	18,479
Ducommun Inc *	781	25,711
DXP Enterprises Inc *	1,061	17,114
Dycom Industries Inc *	631	33,329
Eagle Bulk Shipping Inc *	509	8,332
Eastman Kodak Co *	1,143	10,081
Echo Global Logistics Inc *	1,840	47,417
EMCOR Group Inc	3,516	238,068

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Encore Wire Corp	1,422	$66,009
Enerpac Tool Group Corp	2,376	44,693
EnerSys	2,723	182,768
EnPro Industries Inc	1,486	83,825
ESCO Technologies Inc	136	10,956
FARO Technologies Inc *	78	4,756
Federal Signal Corp	327	9,565
Fitbit Inc ‘A’ *	5,588	38,893
Fluidigm Corp *	4,608	34,237
Fluor Corp	10,140	89,333
Forward Air Corp	739	42,404
Franklin Electric Co Inc	241	14,178
Frontline Ltd (Norway)	8,384	54,496
GATX Corp	2,472	157,590
Genco Shipping & Trading Ltd	1,260	8,694
Gencor Industries Inc *	485	5,350
General Finance Corp *	678	4,292
Gibraltar Industries Inc *	1,792	116,731
Golar LNG Ltd * (Bermuda)	6,409	38,807
GoPro Inc ‘A’ *	1,156	5,237
Graham Corp	775	9,897
Granite Construction Inc	2,891	50,911
Great Lakes Dredge & Dock Corp *	4,541	43,185
Greif Inc ‘A’	1,819	65,866
Greif Inc ‘B’	414	16,345
Griffon Corp	3,030	59,206
Harsco Corp *	5,473	76,129
Haynes International Inc	864	14,766
Heartland Express Inc	3,506	65,212
Helios Technologies Inc	1,252	45,573
Heritage-Crystal Clean Inc *	1,098	14,658
Hillenbrand Inc	5,250	148,876
Hub Group Inc ‘A’ *	2,316	116,252
Hurco Cos Inc	445	12,638
Hyster-Yale Materials Handling Inc	699	25,968
IES Holdings Inc *	400	12,708
II-VI Inc *	843	34,192
Insteel Industries Inc	1,317	24,628
International Seaways Inc	1,713	25,027
Intevac Inc *	1,255	6,915
IntriCon Corp *	613	7,466
JELD-WEN Holding Inc *	4,779	108,005
Kaman Corp	1,771	69,016
KBR Inc	8,839	197,640
Kennametal Inc	5,886	170,341
Kimball Electronics Inc *	1,724	19,929
Knowles Corp *	6,295	93,796
Lawson Products Inc *	116	4,759
LB Foster Co ‘A’ *	708	9,501
LSI Industries Inc	1,841	12,427
Luxfer Holdings PLC (United Kingdom)	1,946	24,422
Lydall Inc *	1,239	20,493
Marten Transport Ltd	2,100	34,272
MasTec Inc *	3,726	157,237
Materion Corp	997	51,874
Matson Inc	3,036	121,713
Matthews International Corp ‘A’	2,160	48,298
Mayville Engineering Co Inc *	507	4,659
Mistras Group Inc *	1,314	5,138
Montrose Environmental Group Inc *	490	11,672
Moog Inc ‘A’	2,131	135,382
Mueller Industries Inc	3,942	106,671
Mueller Water Products Inc ‘A’	10,428	108,347
Myers Industries Inc	1,498	19,819
MYR Group Inc *	433	16,099
National Presto Industries Inc	349	28,569
NL Industries Inc	826	3,511
NN Inc	3,183	16,424
Nordic American Tankers Ltd	10,135	35,371
Northwest Pipe Co *	651	17,225
NV5 Global Inc *	58	3,061

	Shares	Value
NVE Corp	24	$1,178
O-I Glass Inc	2,602	27,555
Olympic Steel Inc	619	7,032
Overseas Shipholding Group Inc ‘A’ *	4,313	9,230
PAM Transportation Services Inc *	108	4,061
Pangaea Logistics Solutions Ltd	810	2,098
Park Aerospace Corp	1,450	15,834
Park-Ohio Holdings Corp	665	10,687
Patrick Industries Inc	97	5,579
PGT Innovations Inc *	2,525	44,238
Plexus Corp *	396	27,969
Powell Industries Inc	660	15,926
Primoris Services Corp	1,482	26,735
Radiant Logistics Inc *	2,862	14,711
Ranpak Holdings Corp *	1,967	18,726
Raven Industries Inc	2,339	50,335
Rexnord Corp	7,984	238,243
Ryerson Holding Corp *	1,211	6,939
Safe Bulkers Inc * (Greece)	3,648	3,757
Sanmina Corp *	4,759	128,731
Scorpio Bulkers Inc	622	8,808
Scorpio Tankers Inc (Monaco)	3,538	39,166
SEACOR Holdings Inc *	1,388	40,363
SFL Corp Ltd (Norway)	6,871	51,464
SMART Global Holdings Inc *	48	1,312
Smith & Wesson Brands Inc	3,810	59,131
SPX Corp *	805	37,336
SPX FLOW Inc *	3,015	129,102
Standex International Corp	891	52,747
Sterling Construction Co Inc *	1,724	24,412
Stoneridge Inc *	1,797	33,011
Sturm Ruger & Co Inc	146	8,929
Summit Materials Inc ‘A’ *	8,101	133,991
Terex Corp	4,798	92,889
The Eastern Co	404	7,886
The Gorman-Rupp Co	1,032	30,403
The Greenbrier Cos Inc	2,250	66,150
The Manitowoc Co Inc *	2,497	21,000
Tidewater Inc *	3,037	20,378
TimkenSteel Corp *	3,337	11,846
Tredegar Corp	1,913	28,446
TriMas Corp *	3,099	70,657
Trinseo SA	1,828	46,870
Triumph Group Inc	3,822	24,881
TTM Technologies Inc *	7,062	80,577
Turtle Beach Corp *	993	18,073
Tutor Perini Corp *	2,961	32,956
UFP Industries Inc	648	36,618
UFP Technologies Inc *	462	19,136
Ultralife Corp *	538	3,174
Universal Logistics Holdings Inc	201	4,193
US Concrete Inc *	1,098	31,886
US Ecology Inc	2,236	73,050
US Xpress Enterprises Inc ‘A’ *	1,666	13,761
Vishay Intertechnology Inc	9,403	146,405
Vishay Precision Group Inc *	854	21,623
Watts Water Technologies Inc ‘A’	1,095	109,664
Welbilt Inc *	6,794	41,851
Werner Enterprises Inc	479	20,113
Willis Lease Finance Corp *	226	4,170
WillScot Mobile Mini Holdings Corp *	7,388	123,232
Worthington Industries Inc	2,604	106,191

		8,855,202

Technology - 3.7%

3D Systems Corp *	8,199	40,257
Allscripts Healthcare Solutions Inc *	10,830	88,156
Alpha & Omega Semiconductor Ltd *	1,432	18,358
Ambarella Inc *	1,635	85,314
Amkor Technology Inc *	5,971	66,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Asure Software Inc *	723	$5,459
Axcelis Technologies Inc *	184	4,048
AXT Inc *	2,758	16,879
Cerence Inc *	2,613	127,697
Cloudera Inc *	7,376	80,325
Cohu Inc	2,805	48,190
Computer Programs & Systems Inc	893	24,656
Conduent Inc *	11,240	35,743
CTS Corp	2,264	49,876
Cubic Corp	1,953	113,606
Daily Journal Corp *	15	3,630
Diebold Nixdorf Inc *	2,973	22,714
Digi International Inc *	2,092	32,698
Diodes Inc *	2,458	138,754
Donnelley Financial Solutions Inc *	2,232	29,819
DSP Group Inc *	199	2,623
Ebix Inc	899	18,519
eGain Corp *	899	12,739
Evolent Health Inc ‘A’ *	4,414	54,778
GSI Technology Inc *	1,037	5,849
GTY Technology Holding Inc *	3,059	8,106
IBEX Ltd *	253	3,891
Immersion Corp *	277	1,953
Insight Enterprises Inc *	1,782	100,825
ManTech International Corp ‘A’	1,101	75,837
MaxLinear Inc *	1,883	43,761
MicroStrategy Inc ‘A’ *	201	30,263
MTS Systems Corp	1,395	26,658
NetScout Systems Inc *	4,942	107,884
NextGen Healthcare Inc *	3,959	50,438
Onto Innovation Inc *	2,524	75,165
Park City Group Inc *	672	3,313
Parsons Corp *	477	15,999
PDF Solutions Inc *	140	2,619
Perspecta Inc	1,668	32,443
Photronics Inc *	4,426	44,083
Pitney Bowes Inc	7,619	40,457
Pixelworks Inc *	371	760
PlayAGS Inc *	1,532	5,423
Quantum Corp *	1,767	8,128
Rackspace Technology Inc *	425	8,198
Rambus Inc *	8,029	109,917
Rosetta Stone Inc *	1,466	43,951
SeaChange International Inc *	1,693	1,474
SecureWorks Corp ‘A’ *	627	7,141
StarTek Inc *	1,143	6,001
Super Micro Computer Inc *	2,269	59,902
SWK Holdings Corp *	215	3,010
Sykes Enterprises Inc *	2,609	89,254
Synaptics Inc *	132	10,615
Synchronoss Technologies Inc *	3,043	9,159
The ExOne Co *	218	2,664
Unisys Corp *	3,994	42,616
Veeco Instruments Inc *	3,491	40,740
Verint Systems Inc *	2,516	121,221
Xperi Holding Corp	7,151	82,165

		2,443,596

Utilities - 4.8%

ALLETE Inc	3,675	190,145
Arch Resources Inc	1,047	44,477
Artesian Resources Corp ‘A’	566	19,510
Atlantic Power Corp *	5,090	9,976
Avista Corp	4,802	163,844
Black Hills Corp	4,481	239,689
Brookfield Infrastructure Corp ‘A’ (Canada)	1,194	66,136
Brookfield Renewable Corp ‘A’	4,457	261,180
California Water Service Group	254	11,036
Chesapeake Utilities Corp	84	7,081
Clearway Energy Inc ‘A’	2,032	50,190

	Shares	Value
Clearway Energy Inc ‘C’	4,549	$122,641
Consolidated Water Co Ltd (Cayman)	953	9,921
MGE Energy Inc	1,880	117,801
New Jersey Resources Corp	6,766	182,817
Northwest Natural Holding Co	1,932	87,694
NorthWestern Corp	3,583	174,277
ONE Gas Inc	3,326	229,527
Otter Tail Corp	1,898	68,651
PICO Holdings Inc *	1,071	9,596
PNM Resources Inc	5,632	232,771
Portland General Electric Co	6,430	228,265
RGC Resources Inc	221	5,182
SJW Group	903	54,957
South Jersey Industries Inc	2,953	56,904
Southwest Gas Holdings Inc *	3,663	231,135
Spire Inc	3,561	189,445
Unitil Corp	1,058	40,881

		3,105,729

Total Common Stocks (Cost $68,880,647)		63,229,797

EXCHANGE-TRADED FUND - 2.3%

iShares Russell 2000 Value	14,947	1,484,685

Total Exchange-Traded Fund (Cost $1,525,307)		1,484,685

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $659,048; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $672,229)	$659,048	659,048

Total Short-Term Investment (Cost $659,048)		659,048

TOTAL INVESTMENTS - 99.9% (Cost $71,065,002)		65,374,893

DERIVATIVES - 0.0%		4,135

OTHER ASSETS & LIABILITIES, NET - 0.1%		54,383

NET ASSETS - 100.0%		$65,433,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/20	88	$657,801	$661,936	$4,135

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$1,363	$1,363	$-	$-
	Common Stocks	63,229,797	63,229,797	-
	Exchange-Traded Fund	1,484,685	1,484,685	-	-
	Short-Term Investment	659,048	-	659,048	-
	Derivatives:
	Equity Contracts Futures	4,135	4,135	-	-

	Total	$65,379,028	$64,719,980	$659,048	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Legend Holdings Corp ‘H’ Exp 05/19/23 * Ω ±	638	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Thailand - 0.0%

Minor International PCL Exercise @ THB 21.60 Exp 07/31/23 *	14,564	-
Srisawad Corp PCL Exercise @ THB 100.00 Exp 08/29/25 *	2,206	815

Total Warrants (Cost $0)		815

PREFERRED STOCKS - 1.1%

Brazil - 1.0%

Alpargatas SA	6,800	46,254
Banco Bradesco SA	75,436	260,726
Braskem SA ‘A’	3,100	11,476
Centrais Eletricas Brasileiras SA ‘B’	6,322	35,112
Cia de Transmissao de Energia Eletrica Paulista	12,400	48,113
Cia Energetica de Minas Gerais	39,366	70,799
Cia Paranaense de Energia ‘B’	4,256	46,994
Gerdau SA	51,501	190,748
Itau Unibanco Holding SA	88,704	355,391
Lojas Americanas SA	21,112	106,727
Petroleo Brasileiro SA	229,105	800,005
Telefonica Brasil SA	12,400	95,872

		2,068,217

Chile - 0.1%

Embotelladora Andina SA ‘B’	30,313	66,992
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	132,446

		199,438

Colombia - 0.0%

Grupo Argos SA	6,850	17,756
Grupo Aval Acciones y Valores SA	133,651	31,361
Grupo de Inversiones Suramericana SA	4,367	21,110

		70,227

South Korea - 0.0%

AMOREPACIFIC Group	34	969

Total Preferred Stocks (Cost $3,089,146)		2,338,851

COMMON STOCKS - 97.9%

Brazil - 3.4%

Ambev SA	108,660	242,632
Atacadao SA	6,605	24,099
B2W Cia Digital *	3,381	54,172
B3 SA – Brasil Bolsa Balcao	33,433	327,490
Banco Bradesco SA	27,096	86,944

	Shares	Value
Banco BTG Pactual SA	9,634	$124,973
Banco do Brasil SA	15,828	83,482
Banco Santander Brasil SA	7,780	38,734
BB Seguridade Participacoes SA	26,709	115,427
Braskem SA ADR	3,433	25,644
BRF SA *	19,432	63,598
CCR SA	95,117	214,593
Centrais Eletricas Brasileiras SA	5,500	29,694
Cia Brasileira de Distribuicao	13,698	170,106
Cia de Saneamento Basico do Estado de Sao Paulo	10,802	90,018
Cia Energetica de Minas Gerais	7,328	13,962
Cielo SA	33,174	23,215
Cosan SA	9,469	115,212
CPFL Energia SA	3,100	15,213
Energisa SA	11,181	81,868
Engie Brasil Energia SA	6,650	47,780
Equatorial Energia SA	55,505	209,333
Hapvida Participacoes e Investimentos SA ~	2,930	32,420
Hypera SA	17,467	92,748
Itau Unibanco Holding SA	8,569	32,623
Klabin SA	67,852	287,555
Localiza Rent a Car SA	18,865	190,367
Lojas Americanas SA	10,376	45,082
Lojas Renner SA	34,123	240,919
Magazine Luiza SA	20,702	328,820
Natura & Co Holding SA	23,832	216,979
Notre Dame Intermedica Participacoes SA	15,790	182,927
Petrobras Distribuidora SA	24,759	88,836
Petroleo Brasileiro SA	170,170	599,060
Porto Seguro SA	10,623	91,269
Raia Drogasil SA	42,645	177,843
Rumo SA *	51,165	173,651
Sul America SA	9,795	69,121
Suzano SA *	23,043	186,899
TIM Participacoes SA	22,431	52,164
Ultrapar Participacoes SA	26,776	91,877
Vale SA	171,785	1,808,118
WEG SA	19,948	233,370

		7,420,837

Chile - 0.5%

Aguas Andinas SA ‘A’	198,838	55,721
Banco de Chile	559,354	42,692
Banco de Chile ADR	3,272	49,473
Banco de Credito e Inversiones SA	2,251	71,153
Banco Santander Chile	450,617	15,675
Banco Santander Chile ADR	4,550	63,063
Cencosud SA	75,771	110,982
Cia Cervecerias Unidas SA	3,038	19,614
Cia Cervecerias Unidas SA ADR	2,871	37,237
Colbun SA	337,804	54,603
Empresa Nacional de Telecomunicaciones SA	13,075	81,408
Empresas CMPC SA	27,432	57,655
Empresas COPEC SA	7,097	53,214
Enel Americas SA	942,058	122,438
Enel Americas SA ADR	13,854	89,497
Enel Chile SA ADR	25,110	86,378
Falabella SA	17,853	52,292
Itau CorpBanca	8,062,895	21,414
Plaza SA	8,397	11,769

		1,096,278

China - 34.9%

A-Living Services Co Ltd ‘H’ ~	2,000	10,232
AAC Technologies Holdings Inc	58,500	318,272
Agile Group Holdings Ltd	126,000	166,006
Agricultural Bank of China Ltd ‘H’	777,000	243,788
Air China Ltd ‘H’	148,000	97,546
Airtac International Group	4,484	102,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Alibaba Group Holding Ltd ADR *	38,904	$11,436,998
Alibaba Health Information Technology Ltd *	58,000	142,626
Aluminum Corp of China Ltd ‘H’ *	160,000	32,999
Anhui Conch Cement Co Ltd ‘H’	93,000	644,145
ANTA Sports Products Ltd	33,000	344,402
Baidu Inc ADR *	11,277	1,427,555
Bank of China Ltd ‘H’	2,242,400	697,432
Bank of Communications Co Ltd ‘H’	256,925	123,831
BBMG Corp ‘H’	103,000	19,125
BeiGene Ltd *	4,500	99,248
BeiGene Ltd ADR *	638	182,749
Beijing Enterprises Water Group Ltd *	58,000	22,603
Brilliance China Automotive Holdings Ltd	94,000	88,836
BYD Co Ltd ‘H’	39,000	628,922
BYD Electronic International Co Ltd	37,000	187,775
CGN Power Co Ltd ‘H’ ~	171,000	35,224
China Cinda Asset Management Co Ltd ‘H’	524,000	98,747
China CITIC Bank Corp Ltd ‘H’	446,000	172,843
China Coal Energy Co Ltd ‘H’	86,000	21,068
China Common Rich Renewable Energy Investments Ltd * Ω ±	122,000	14,758
China Communications Construction Co Ltd ‘H’	196,000	103,069
China Communications Services Corp Ltd ‘H’	80,000	47,228
China Conch Venture Holdings Ltd	72,000	334,951
China Construction Bank Corp ‘H’	3,766,340	2,447,263
China Eastern Airlines Corp Ltd ‘H’	158,000	67,966
China Everbright Bank Co Ltd ‘H’	141,000	44,592
China Evergrande Group	127,000	325,931
China Galaxy Securities Co Ltd ‘H’	159,000	89,992
China Gas Holdings Ltd	195,200	558,604
China Hongqiao Group Ltd	61,500	38,528
China Huarong Asset Management Co Ltd ‘H’ ~	221,000	23,550
China International Capital Corp Ltd ‘H’ * ~	75,200	174,896
China Jinmao Holdings Group Ltd	258,000	143,646
China Life Insurance Co Ltd ‘H’	139,000	315,109
China Longyuan Power Group Corp Ltd ‘H’	83,000	52,149
China Mengniu Dairy Co Ltd *	203,000	957,499
China Merchants Bank Co Ltd ‘H’	144,800	687,136
China Merchants Securities Co Ltd ‘H’ * ~	17,680	21,119
China Minsheng Banking Corp Ltd ‘H’	350,000	183,906
China Mobile Ltd	98,000	629,090
China Mobile Ltd ADR	28,837	927,398
China Molybdenum Co Ltd ‘H’	198,000	70,700
China National Building Material Co Ltd ‘H’	380,000	484,289
China Oilfield Services Ltd ‘H’	150,000	104,984
China Overseas Land & Investment Ltd	307,000	775,475
China Pacific Insurance Group Co Ltd ‘H’	206,000	588,337
China Petroleum & Chemical Corp ‘H’	946,400	382,126
China Railway Construction Corp Ltd ‘H’	127,000	87,847
China Railway Group Ltd ‘H’	217,000	102,515
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	17,172
China Reinsurance Group Corp ‘H’	171,000	15,772
China Resources Beer Holdings Co Ltd	71,333	438,119
China Resources Cement Holdings Ltd	228,000	313,443
China Resources Gas Group Ltd	68,000	305,316
China Resources Land Ltd	258,444	1,178,718
China Resources Power Holdings Co Ltd	64,000	70,983
China Shenhua Energy Co Ltd ‘H’	204,500	367,044
China Southern Airlines Co Ltd ‘H’ *	200,000	108,573
China Taiping Insurance Holdings Co Ltd	112,834	172,998
China Telecom Corp Ltd ‘H’	152,000	45,668
China Telecom Corp Ltd ADR	1,454	43,649
China Tower Corp Ltd ‘H’ ~	1,458,000	253,661
China Unicom Hong Kong Ltd	308,000	202,169
China Unicom Hong Kong Ltd ADR	13,729	89,788
China Vanke Co Ltd ‘H’	109,300	335,973
Chongqing Rural Commercial Bank Co Ltd ‘H’	181,000	66,906
CIFI Holdings Group Co Ltd	207,378	154,051
CITIC Ltd	401,000	297,331

	Shares	Value
CITIC Securities Co Ltd ‘H’	55,500	$124,827
CNOOC Ltd	1,275,000	1,226,395
CNOOC Ltd ADR	2,723	261,544
COSCO SHIPPING Holdings Co Ltd ‘H’ *	182,000	89,787
Country Garden Holdings Co Ltd	643,373	796,641
Country Garden Services Holdings Co Ltd	63,710	413,763
CRRC Corp Ltd ‘H’	162,000	64,887
CSC Financial Co Ltd ‘H’ ~	33,000	46,644
CSPC Pharmaceutical Group Ltd	441,200	861,243
Dali Foods Group Co Ltd ~	201,500	123,408
Datang International Power Generation Co Ltd ‘H’	78,000	9,793
Dongfeng Motor Group Co Ltd ‘H’	162,000	101,332
ENN Energy Holdings Ltd	28,100	308,348
Everbright Securities Co Ltd ‘H’ ~	11,000	10,694
Fosun International Ltd	142,292	166,684
Fuyao Glass Industry Group Co Ltd ‘H’ ~	46,800	172,492
GDS Holdings Ltd ADR *	902	73,811
Geely Automobile Holdings Ltd	338,000	678,035
GF Securities Co Ltd ‘H’	47,000	59,801
Great Wall Motor Co Ltd ‘H’	151,500	193,256
Guangdong Investment Ltd	98,000	155,818
Guangzhou Automobile Group Co Ltd ‘H’	112,400	94,291
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	12,000	30,091
Guangzhou R&F Properties Co Ltd ‘H’	34,000	44,035
Guotai Junan Securities Co Ltd ‘H’ ~	17,800	24,845
Haier Electronics Group Co Ltd	101,000	367,188
Haitong Securities Co Ltd ‘H’ *	125,600	107,410
Hengan International Group Co Ltd	63,000	461,164
Huadian Power International Corp Ltd ‘H’	56,000	14,437
Huaneng Power International Inc ‘H’	184,000	71,390
Huatai Securities Co Ltd ‘H’ ~	41,600	68,445
Huazhu Group Ltd ADR	6,289	271,936
Industrial & Commercial Bank of China Ltd ‘H’	2,228,045	1,160,578
Innovent Biologics Inc * ~	12,500	93,215
JD.com Inc ADR *	16,064	1,246,727
Jiangsu Expressway Co Ltd ‘H’	70,000	70,665
Jiangxi Copper Co Ltd ‘H’	78,000	87,708
JOYY Inc ADR	1,980	159,727
Kingdee International Software Group Co Ltd *	69,000	179,973
Kingsoft Corp Ltd	24,000	120,913
Kunlun Energy Co Ltd	284,000	187,531
Kweichow Moutai Co Ltd ‘A’	100	24,595
KWG Group Holdings Ltd	105,500	181,698
Lenovo Group Ltd	692,000	457,524
Li Ning Co Ltd	131,000	616,394
Livzon Pharmaceutical Group Inc ‘H’	2,900	13,311
Logan Group Co Ltd	132,000	210,037
Longfor Group Holdings Ltd ~	114,000	645,944
Meituan Dianping ‘B’ *	51,000	1,606,565
Metallurgical Corp of China Ltd ‘H’	128,000	20,592
NetEase Inc ADR	2,740	1,245,796
New China Life Insurance Co Ltd ‘H’	37,700	141,719
New Oriental Education & Technology Group Inc ADR *	4,407	658,846
NIO Inc ADR *	16,757	355,584
Orient Securities Co Ltd ~	36,000	24,062
PetroChina Co Ltd ‘H’	742,000	218,353
PICC Property & Casualty Co Ltd ‘H’	272,341	191,308
Pinduoduo Inc ADR *	3,074	227,937
Ping An Healthcare and Technology Co Ltd * ~	7,000	90,320
Ping An Insurance Group Co of China Ltd ‘H’	236,500	2,455,071
Postal Savings Bank of China Co Ltd ‘H’ ~	233,000	98,154
Red Star Macalline Group Corp Ltd ‘H” ~	13,860	8,292
Seazen Group Ltd *	208,000	177,180
Semiconductor Manufacturing International Corp *	140,300	328,463

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	160,000	$320,131
Shanghai Electric Group Co Ltd ‘H’ *	92,000	24,912
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	21,500	90,006
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	50,700	85,037
Shenzhou International Group Holdings Ltd	48,700	829,306
Shimao Group Holdings Ltd	105,926	441,917
Silergy Corp	2,000	118,574
Sinopharm Group Co Ltd ‘H’	119,600	252,739
Sinotruk Hong Kong Ltd	68,500	176,536
Sun Art Retail Group Ltd	157,000	174,310
Sunac China Holdings Ltd	209,000	823,417
Sunny Optical Technology Group Co Ltd	31,500	489,268
Tencent Holdings Ltd	159,100	10,746,150
Tencent Music Entertainment Group ADR *	5,781	85,385
The People’s Insurance Co Group of China Ltd ‘H’	248,000	73,802
Tingyi Cayman Islands Holding Corp	166,000	293,935
TravelSky Technology Ltd ‘H’	81,000	174,096
Trip.com Group Ltd ADR *	23,258	724,254
Tsingtao Brewery Co Ltd ‘H’	28,000	229,122
Vipshop Holdings Ltd ADR *	33,431	522,861
Want Want China Holdings Ltd	476,000	332,619
Weibo Corp ADR *	5,311	193,480
Weichai Power Co Ltd ‘H’	123,800	250,503
Wuxi Biologics Cayman Inc * ~	10,000	245,081
Xiaomi Corp ‘B’ * ~	239,400	648,062
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	34,034	29,945
Xinyi Solar Holdings Ltd	304,970	486,198
Yanzhou Coal Mining Co Ltd ‘H’	162,000	121,062
Yihai International Holding Ltd *	26,000	408,382
Yum China Holdings Inc	17,863	945,846
Zhongsheng Group Holdings Ltd	52,500	330,252
Zijin Mining Group Co Ltd ‘H’	294,000	187,938
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	58,800	56,811
ZTE Corp ‘H’	25,400	61,067
ZTO Express Cayman Inc ADR	21,269	636,368

		75,015,554

Colombia - 0.2%

Banco de Bogota SA	3,253	58,651
Bancolombia SA	5,998	38,054
Bancolombia SA ADR	2,132	54,473
Ecopetrol SA	131,284	65,007
Ecopetrol SA ADR	1,932	19,011
Grupo Argos SA	12,614	38,234
Grupo de Inversiones Suramericana SA	9,170	49,408
Grupo Energia Bogota SA ESP	26,592	17,024
Grupo Nutresa SA	5,542	32,815
Interconexion Electrica SA ESP	12,924	68,824

		441,501

Cyprus - 0.0%

Cairo Mezz PLC *	2,198	185

Czech Republic - 0.1%

CEZ AS	5,535	104,659
Komercni banka AS *	1,591	33,523
O2 Czech Republic AS *	2,533	24,075

		162,257

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	47,009	201,498

	Shares	Value
Greece - 0.2%

Alpha Bank AE *	8,350	$5,049
Eurobank Ergasias Services and Holdings SA *	26,377	11,603
Hellenic Petroleum SA	3,272	17,589
Hellenic Telecommunications Organization SA	9,968	143,561
JUMBO SA	2,834	49,619
LAMDA Development SA *	2,987	19,323
Motor Oil Hellas Corinth Refineries SA	3,113	36,664
Mytilineos SA	2,904	31,113
National Bank of Greece SA *	11,426	14,318
OPAP SA	11,102	105,279
Terna Energy SA	1,519	20,303

		454,421

Hong Kong - 0.4%

Nine Dragons Paper Holdings Ltd	133,000	167,917
Sino Biopharmaceutical Ltd	601,500	658,669
United Energy Group Ltd	490,000	69,785

		896,371

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC *	47,726	259,779
OTP Bank Nyrt *	9,318	280,460
Richter Gedeon Nyrt	2,148	45,340

		585,579

India - 11.5%

3M India Ltd *	145	36,173
ABB Power Products & Systems India Ltd *	234	2,932
ACC Ltd	3,461	65,522
Adani Green Energy Ltd *	4,014	40,415
Adani Ports & Special Economic Zone Ltd	35,882	167,078
Adani Power Ltd *	50,365	25,252
Adani Transmission Ltd *	23,355	76,675
Ambuja Cements Ltd	30,799	90,659
Apollo Hospitals Enterprise Ltd	3,769	109,838
Ashok Leyland Ltd	66,489	67,581
Asian Paints Ltd	11,770	317,137
Aurobindo Pharma Ltd	26,305	284,852
Avenue Supermarts Ltd * ~	3,846	114,980
Axis Bank Ltd *	45,426	262,897
Bajaj Auto Ltd	3,386	132,365
Bajaj Finance Ltd	6,468	289,779
Bajaj Finserv Ltd	1,633	130,230
Bajaj Holdings & Investment Ltd	2,066	68,152
Balkrishna Industries Ltd	6,204	124,417
Bank of Baroda *	51,876	28,911
Berger Paints India Ltd	12,181	96,531
Bharat Electronics Ltd	50,663	65,946
Bharat Forge Ltd	15,155	92,247
Bharat Petroleum Corp Ltd	19,664	94,114
Bharti Airtel Ltd	84,808	484,893
Bharti Infratel Ltd	36,689	87,380
Biocon Ltd *	17,412	105,644
Bosch Ltd	493	91,871
Britannia Industries Ltd	1,928	99,503
Cadila Healthcare Ltd	21,403	114,720
Cholamandalam Investment and Finance Co Ltd	25,411	86,213
Cipla Ltd	20,251	212,815
Coal India Ltd	36,400	57,449
Colgate-Palmolive India Ltd	4,137	80,507
Container Corp Of India Ltd	13,970	69,686
Coromandel International Ltd	1,670	17,512
Dabur India Ltd	19,172	132,894
Divi’s Laboratories Ltd	3,141	130,039
DLF Ltd	30,731	63,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Dr Reddy’s Laboratories Ltd	4,623	$323,761
Eicher Motors Ltd	8,630	257,660
GAIL India Ltd	112,130	132,498
GAIL India Ltd GDR	994	7,018
Gillette India Ltd	57	4,135
GlaxoSmithKline Pharmaceuticals Ltd	1,324	28,338
Godrej Consumer Products Ltd	14,455	142,564
Godrej Properties Ltd *	1,161	13,596
Grasim Industries Ltd	14,605	147,833
Havells India Ltd	12,105	111,341
HCL Technologies Ltd	48,516	534,894
HDFC Asset Management Co Ltd ~	1,042	32,179
HDFC Bank Ltd *	88,341	1,296,829
HDFC Life Insurance Co Ltd * ~	13,909	105,590
Hero MotoCorp Ltd	7,294	311,333
Hindalco Industries Ltd	94,390	225,538
Hindustan Petroleum Corp Ltd	33,928	83,052
Hindustan Unilever Ltd	27,446	771,306
Honeywell Automation India Ltd	96	42,607
Housing Development Finance Corp Ltd	28,169	667,681
ICICI Bank Ltd *	44,363	214,506
ICICI Bank Ltd ADR *	24,158	237,473
ICICI Lombard General Insurance Co Ltd ~	3,478	61,254
ICICI Prudential Life Insurance Co Ltd ~	10,771	61,628
IIFL Securities Ltd	6,089	3,216
IIFL Wealth Management Ltd	869	11,340
Indian Oil Corp Ltd	61,284	61,440
Indraprastha Gas Ltd	10,382	54,684
IndusInd Bank Ltd *	8,004	57,471
Info Edge India Ltd	1,799	88,821
Infosys Ltd	135,018	1,856,518
Infosys Ltd ADR	5,798	80,070
InterGlobe Aviation Ltd * ~	1,852	31,250
ITC Ltd	122,328	285,779
JSW Steel Ltd	95,630	361,860
Jubilant Foodworks Ltd	4,184	132,478
Kansai Nerolac Paints Ltd	6,155	41,793
Kotak Mahindra Bank Ltd *	20,815	359,390
Larsen & Toubro Infotech Ltd ~	2,793	96,577
Larsen & Toubro Ltd	14,779	181,220
Lupin Ltd	16,819	229,959
Mahindra & Mahindra Ltd	44,957	371,691
Marico Ltd	23,626	116,374
Maruti Suzuki India Ltd	2,836	259,994
Motherson Sumi Systems Ltd	110,434	172,852
Mphasis Ltd	5,625	105,721
MRF Ltd	99	80,173
Muthoot Finance Ltd	11,489	177,181
Nestle India Ltd	941	203,076
NHPC Ltd	121,339	33,311
NMDC Ltd	27,394	30,698
NTPC Ltd	42,416	49,076
Oil & Natural Gas Corp Ltd	80,259	75,522
Oracle Financial Services Software Ltd	1,647	68,721
Page Industries Ltd	399	115,549
Petronet LNG Ltd	60,231	180,464
Pfizer Ltd	213	14,170
PI Industries Ltd	2,367	63,320
Pidilite Industries Ltd	4,354	84,740
Piramal Enterprises Ltd	4,643	79,121
Power Finance Corp Ltd	69,377	81,357
Power Grid Corp of India Ltd	58,795	129,668
Procter & Gamble Hygiene & Health Care Ltd	445	60,151
Punjab National Bank *	69,686	27,086
Rajesh Exports Ltd	3,181	19,304
REC Ltd	86,621	116,718
Reliance Industries Ltd	95,897	2,908,354
SBI Life Insurance Co Ltd * ~	5,146	56,630
Shree Cement Ltd	367	101,112
Shriram Transport Finance Co Ltd	9,576	80,828
Siemens Ltd	2,517	43,212

	Shares	Value
SRF Ltd	795	$44,637
State Bank of India *	36,578	92,325
Sun Pharmaceutical Industries Ltd	38,741	263,444
Sundaram Finance Holdings Ltd	415	345
Tata Consultancy Services Ltd	35,032	1,185,217
Tata Consumer Products Ltd	20,394	138,362
Tata Motors Ltd *	213,407	387,197
Tata Motors Ltd ADR *	3,376	30,688
Tata Steel Ltd	27,567	135,104
Tech Mahindra Ltd	32,196	346,511
Titan Co Ltd	13,075	213,435
Torrent Pharmaceuticals Ltd	3,726	141,591
UltraTech Cement Ltd	4,461	245,583
United Breweries Ltd	3,792	49,212
United Spirits Ltd *	13,844	96,898
UPL Ltd	44,730	305,935
Varun Beverages Ltd	1,192	11,308
Vedanta Ltd	140,592	262,251
Vodafone Idea Ltd *	365,134	47,390
Whirlpool of India Ltd	1,680	50,128
Wipro Ltd	59,477	253,109
Yes Bank Ltd *	79,442	14,321
Zee Entertainment Enterprises Ltd	41,642	118,369

		24,707,669

Indonesia - 1.7%

P.T. Ace Hardware Indonesia Tbk	499,900	53,641
P.T. Adaro Energy Tbk	1,524,700	117,106
P.T. Astra International Tbk	584,500	175,988
P.T. Bank Central Asia Tbk	256,300	467,851
P.T. Bank Danamon Indonesia Tbk	225,400	33,016
P.T. Bank Mandiri Persero Tbk	456,358	152,618
P.T. Bank Negara Indonesia Persero Tbk	357,900	107,360
P.T. Bank Permata Tbk *	323,100	25,223
P.T. Bank Rakyat Indonesia Persero Tbk	1,970,800	404,318
P.T. Barito Pacific Tbk *	1,133,500	60,593
P.T. Bukit Asam Tbk	345,700	46,113
P.T. Charoen Pokphand Indonesia Tbk	335,600	128,462
P.T. Gudang Garam Tbk *	36,200	97,540
P.T. Indah Kiat Pulp & Paper Corp Tbk	229,900	139,551
P.T. Indocement Tunggal Prakarsa Tbk	58,000	40,635
P.T. Indofood CBP Sukses Makmur Tbk	91,400	61,952
P.T. Indofood Sukses Makmur Tbk	340,300	164,129
P.T. Jasa Marga Persero Tbk	103,744	25,323
P.T. Kalbe Farma Tbk	968,700	101,214
P.T. Mayora Indah Tbk	297,475	47,657
P.T. Merdeka Copper Gold Tbk *	525,500	57,236
P.T. Mitra Keluarga Karyasehat Tbk	244,600	40,302
P.T. Perusahaan Gas Negara Tbk	517,400	32,371
P.T. Sarana Menara Nusantara Tbk	1,750,400	122,249
P.T. Semen Indonesia Persero Tbk	134,500	83,210
P.T. Sumber Alfaria Trijaya Tbk	956,100	42,739
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	135,645
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	122,650
P.T. Tower Bersama Infrastructure Tbk	284,500	25,619
P.T. Unilever Indonesia Tbk	308,000	168,064
P.T. United Tractors Tbk	174,296	267,794
P.T. Vale Indonesia Tbk *	156,800	37,761
P.T. XL Axiata Tbk	421,000	57,732

		3,643,662

Malaysia - 2.3%

AMMB Holdings Bhd	164,600	119,149
Axiata Group Bhd	169,567	120,771
Batu Kawan Bhd	4,200	15,245
BIMB Holdings Bhd	35,300	29,771
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	31,475
CIMB Group Holdings Bhd	148,447	110,241
Dialog Group Bhd	125,552	115,205

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
DiGi.Com Bhd	139,100	$135,215
Fraser & Neave Holdings Bhd	10,400	80,464
Gamuda Bhd	120,095	101,054
Genting Bhd	126,100	96,771
Genting Malaysia Bhd	206,700	103,626
Genting Plantations Bhd	16,200	38,631
HAP Seng Consolidated Bhd	26,700	45,987
Hartalega Holdings Bhd	56,800	222,468
Heineken Malaysia Bhd	10,800	53,834
Hong Leong Bank Bhd	24,672	89,523
Hong Leong Financial Group Bhd	9,536	32,909
IHH Healthcare Bhd	25,000	31,367
IJM Corp Bhd	153,400	53,226
Inari Amertron Bhd	27,000	14,928
IOI Corp Bhd	64,646	69,471
IOI Properties Group Bhd	95,406	20,833
Kossan Rubber Industries	33,400	110,445
Kuala Lumpur Kepong Bhd	10,951	60,010
LPI Capital Bhd	12,920	40,188
Malayan Banking Bhd	134,603	234,156
Malaysia Airports Holdings Bhd	105,100	120,704
Maxis Bhd	97,200	119,007
MISC Bhd	38,960	70,493
Nestle Malaysia Bhd	2,400	81,710
Petronas Chemicals Group Bhd	83,900	113,678
Petronas Dagangan Bhd	16,500	78,454
Petronas Gas Bhd	24,000	95,167
PPB Group Bhd	27,460	125,729
Press Metal Aluminium Holdings Bhd	86,420	107,175
Public Bank Bhd	129,570	490,055
QL Resources Bhd	51,880	122,548
RHB Bank Bhd	121,062	133,302
Serba Dinamik Holdings Bhd	100,380	39,814
Sime Darby Bhd	233,687	140,344
Sime Darby Plantation Bhd	50,187	61,121
Sunway Bhd	124,554	41,190
Telekom Malaysia Bhd	60,092	59,860
Tenaga Nasional Bhd	70,400	178,142
TIME dotCom Bhd	23,100	66,758
Top Glove Corp Bhd	180,300	361,503
Westports Holdings Bhd	60,500	56,589
Yinson Holdings Bhd	49,400	66,651
YTL Corp Bhd	234,322	38,160

		4,945,117

Mexico - 2.2%

Alfa SAB de CV ‘A’	366,029	226,952
America Movil SAB de CV ‘L’	1,277,949	802,204
Arca Continental SAB de CV	15,408	66,736
Becle SAB de CV	10,969	22,388
Cemex SAB de CV	730,408	276,816
Coca-Cola Femsa S.A.B. de C.V.	24,098	98,293
El Puerto de Liverpool SAB de CV ‘C1’	14,352	40,801
Fomento Economico Mexicano SAB de CV	33,730	190,071
Gruma SAB de CV ‘B’	18,203	201,734
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,694	150,057
Grupo Aeroportuario del Pacifico SAB de CV ADR	323	26,047
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	5,222	60,645
Grupo Bimbo SAB de CV ‘A’	94,784	177,338
Grupo Carso SAB de CV ‘A1’	24,524	50,387
Grupo Elektra SAB de CV	3,250	176,217
Grupo Financiero Banorte SAB de CV ‘O’ *	135,203	468,501
Grupo Financiero Inbursa SAB de CV ‘O’ *	117,549	91,598
Grupo Mexico SAB de CV ‘B’	139,143	353,969
Grupo Televisa SAB *	181,139	223,807
Industrias Penoles SAB de CV	7,812	126,231
Infraestructura Energetica Nova SAB de CV	15,369	46,312

	Shares	Value
Kimberly-Clark de Mexico SAB de CV ‘A’	53,504	$84,933
Orbia Advance Corp SAB. de CV	136,163	238,562
Promotora y Operadora de Infraestructura SAB de CV *	7,701	54,461
Wal-Mart de Mexico SAB de CV	170,524	409,122

		4,664,182

Peru - 0.1%

Cementos Pacasmayo SAA ADR	575	4,485
Cia de Minas Buenaventura SAA ADR	3,780	46,192
Credicorp Ltd	1,826	226,406
Grana y Montero SAA ADR *	1,724	3,913

		280,996

Philippines - 0.9%

Aboitiz Equity Ventures Inc	41,270	39,445
Aboitiz Power Corp	50,900	26,857
Altus Property Ventures Inc * Ω ±	1,431	57
Ayala Corp	6,250	89,367
Ayala Land Inc	325,300	200,208
Bank of the Philippine Islands	41,039	54,339
BDO Unibank Inc	73,663	131,442
Emperador Inc	61,300	12,505
Globe Telecom Inc	1,435	61,552
Golden Bria Holdings Inc *	3,290	20,617
International Container Terminal Services Inc	59,450	135,627
JG Summit Holdings Inc	105,420	131,344
Jollibee Foods Corp	33,460	100,309
Manila Electric Co	8,600	48,215
Megaworld Corp *	724,200	44,452
Metro Pacific Investments Corp	596,700	43,116
Metropolitan Bank & Trust Co	110,470	87,460
PLDT Inc	5,395	148,261
Puregold Price Club Inc	141,000	142,897
San Miguel Corp	44,640	91,251
San Miguel Food and Beverage Inc	12,140	15,969
SM Investments Corp	3,472	63,320
SM Prime Holdings Inc	350,900	213,844
Universal Robina Corp	32,380	89,804

		1,992,258

Poland - 0.8%

Asseco Poland SA	1,437	25,835
Bank Handlowy w Warszawie SA *	2,265	21,508
Bank Polska Kasa Opieki SA *	7,608	99,103
CD Projekt SA *	1,621	175,518
Cyfrowy Polsat SA *	12,570	87,975
Dino Polska SA * ~	2,433	143,123
Grupa Lotos SA	6,198	55,284
ING Bank Slaski SA *	626	19,946
KGHM Polska Miedz SA *	7,113	217,671
LPP SA *	71	120,658
mBank SA *	1,010	43,603
Orange Polska SA *	45,403	80,355
PGE Polska Grupa Energetyczna SA *	32,517	53,996
Polski Koncern Naftowy ORLEN SA	19,209	227,974
Polskie Gornictwo Naftowe i Gazownictwo SA	41,236	53,948
Powszechna Kasa Oszczednosci Bank Polski SA *	15,168	83,248
Powszechny Zaklad Ubezpieczen SA *	16,575	106,364
Santander Bank Polska SA *	1,443	53,209

		1,669,318

Romania - 0.0%

NEPI Rockcastle PLC	15,602	64,282

Russia - 1.2%

Gazprom PJSC ADR (SEAQ)	52,765	229,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
LUKOIL PJSC ADR (SEAQ)	7,644	$441,677
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	47,580
Mail.Ru Group Ltd GDR *	1,713	46,871
MMC Norilsk Nickel PJSC ADR	14,223	343,104
Mobile TeleSystems PJSC ADR	17,291	150,950
Novatek PJSC GDR (LI)	462	63,241
Novolipetsk Steel PJSC GDR	2,105	46,607
PhosAgro PJSC GDR	3,651	43,887
Polyus PJSC GDR	1,251	131,796
Rosneft Oil Co PJSC GDR	30,874	151,660
Rostelecom PJSC ADR	2,200	16,491
Sberbank of Russia PJSC ADR (SEAQ)	35,746	417,315
Severstal PJSC GDR	4,671	59,304
Tatneft PJSC ADR *	5,033	179,953
VTB Bank PJSC GDR *	77,033	64,213
X5 Retail Group NV GDR	3,958	146,271

		2,580,550

South Africa - 4.3%

Absa Group Ltd	72,228	382,703
African Rainbow Minerals Ltd	2,987	34,483
Anglo American Platinum Ltd	2,496	172,810
Aspen Pharmacare Holdings Ltd *	33,541	239,451
Bid Corp Ltd	16,208	249,365
Capitec Bank Holdings Ltd	2,867	176,582
Clicks Group Ltd	15,496	205,685
Discovery Ltd	51,967	394,572
Exxaro Resources Ltd	26,418	195,723
FirstRand Ltd	160,166	393,027
Gold Fields Ltd ADR	84,258	1,035,531
Impala Platinum Holdings Ltd	59,723	518,916
Investec Ltd	18,992	35,648
Kumba Iron Ore Ltd	4,094	120,938
Life Healthcare Group Holdings Ltd	29,697	30,190
Mr Price Group Ltd	12,555	98,449
MTN Group Ltd	130,245	436,989
MultiChoice Group Ltd	34,866	201,402
Naspers Ltd ‘N’	6,797	1,200,512
Nedbank Group Ltd	36,040	215,664
Ninety One Ltd *	2,633	6,939
Northam Platinum Ltd *	16,923	172,008
Old Mutual Ltd	356,143	219,522
Pepkor Holdings Ltd ~	66,489	44,220
PSG Group Ltd	9,532	26,036
Sanlam Ltd	81,371	250,810
Sasol Ltd *	7,829	60,196
Sasol Ltd ADR *	12,973	98,595
Shoprite Holdings Ltd	52,136	425,336
Sibanye Stillwater Ltd	134,709	373,869
Standard Bank Group Ltd	80,142	514,733
The Bidvest Group Ltd	31,668	260,012
Tiger Brands Ltd	11,585	131,944
Vodacom Group Ltd	33,777	247,697
Woolworths Holdings Ltd	60,483	126,860

		9,297,417

South Korea - 14.3%

Amorepacific Corp	731	101,909
AMOREPACIFIC Group	495	20,627
BGF retail Co Ltd	623	65,888
BNK Financial Group Inc	13,115	56,745
Bukwang Pharmaceutical Co Ltd	1,297	31,581
Celltrion Inc *	2,160	475,122
Celltrion Pharm Inc *	439	42,413
Cheil Worldwide Inc	6,735	120,643
CJ CheilJedang Corp	584	197,121
CJ Corp	2,460	170,820
CJ ENM Co Ltd	768	93,403
CJ Logistics Corp *	513	77,785
Com2uSCorp	422	41,310

	Shares	Value
Coway Co Ltd	2,308	$156,970
Daelim Industrial Co Ltd	2,208	145,934
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	56,608
Daewoong Pharmaceutical Co Ltd	114	10,196
DB HiTek Co Ltd	1,325	42,451
DB Insurance Co Ltd	5,858	226,392
Doosan Bobcat Inc	2,413	55,701
Doosan Fuel Cell Co Ltd *	1,363	49,920
Doosan Heavy Industries & Construction Co Ltd *	7,350	84,025
Doosan Infracore Co Ltd *	13,583	101,626
Doosan Solus Co Ltd *	751	25,251
DoubleUGames Co Ltd	355	22,554
Douzone Bizon Co Ltd	1,471	131,084
E-MART Inc	1,149	138,824
F&F Co Ltd	582	44,191
Fila Holdings Corp	4,616	144,250
Genexine Co Ltd *	382	46,602
Green Cross Corp	147	27,889
GS Engineering & Construction Corp	6,286	129,479
GS Holdings Corp	5,983	158,406
GS Retail Co Ltd	3,329	95,408
Hana Financial Group Inc	17,193	413,028
Hanall Biopharma Co Ltd *	656	18,959
Hanjin Kal Corp	306	17,997
Hankook Tire & Technology Co Ltd	6,838	184,262
Hanmi Pharm Co Ltd	296	69,201
Hanmi Science Co Ltd	361	18,129
Hanon Systems	8,405	88,754
Hanssem Co Ltd	584	53,377
Hanwha Aerospace Co Ltd *	1,985	42,976
Hanwha Corp	2,378	51,130
Hanwha Life Insurance Co Ltd	20,359	26,557
Hanwha Solutions Corp	6,892	226,075
Hite Jinro Co Ltd	1,761	54,482
HLB Inc *	599	52,804
HMM Co Ltd *	9,418	57,825
Hotel Shilla Co Ltd	2,640	170,978
Hugel Inc *	228	35,533
Hyosung Corp	430	26,786
Hyundai Department Store Co Ltd	747	35,917
Hyundai Elevator Co Ltd	784	27,343
Hyundai Engineering & Construction Co Ltd	4,787	124,263
Hyundai Glovis Co Ltd	1,767	217,263
Hyundai Heavy Industries Holdings Co Ltd	474	88,126
Hyundai Marine & Fire Insurance Co Ltd	10,480	200,485
Hyundai Mobis Co Ltd	1,857	364,313
Hyundai Motor Co	3,410	519,412
Hyundai Rotem Co Ltd *	1,349	18,443
Hyundai Steel Co	6,699	140,783
Iljin Materials Co Ltd	622	23,977
Industrial Bank of Korea	14,985	102,364
Kakao Corp	810	251,872
Kangwon Land Inc	3,755	69,035
KB Financial Group Inc	11,088	357,033
KCC Glass Corp *	320	7,909
Kia Motors Corp	11,782	472,481
KIWOOM Securities Co Ltd	1,047	88,915
KMW Co Ltd *	1,980	132,335
Korea Aerospace Industries Ltd	2,070	40,146
Korea Electric Power Corp *	5,891	102,645
Korea Gas Corp	1,256	26,368
Korea Investment Holdings Co Ltd	4,044	249,937
Korea Shipbuilding & Offshore Engineering Co Ltd *	1,686	118,908
Korea Zinc Co Ltd	526	169,763
Korean Air Lines Co Ltd *	10,692	171,870
KT Corp ADR	3,094	29,733
KT&G Corp	3,824	270,058
Kumho Petrochemical Co Ltd	1,703	159,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
LEENO Industrial Inc	301	$31,701
LG Chem Ltd	1,056	589,427
LG Corp	4,444	282,167
LG Display Co Ltd *	16,966	222,256
LG Display Co Ltd ADR *	2,409	15,731
LG Electronics Inc	12,050	943,911
LG Household & Health Care Ltd	360	444,260
LG Innotek Co Ltd	1,598	210,884
LG Uplus Corp	25,430	249,841
Lotte Chemical Corp	950	159,261
Lotte Corp	1,461	35,601
LOTTE Fine Chemical Co Ltd	336	14,241
Lotte Shopping Co Ltd	706	47,334
LS Corp	1,233	55,351
LS Electric Co Ltd	1,247	60,277
Macquarie Korea Infrastructure Fund	9,495	89,236
Mando Corp	2,945	89,636
Meritz Fire & Marine Insurance Co Ltd	9,018	99,046
Meritz Securities Co Ltd	26,857	74,428
Mirae Asset Daewoo Co Ltd	33,038	239,040
NAVER Corp	2,591	658,428
NCSoft Corp	401	276,342
Netmarble Corp * ~	375	53,054
NH Investment & Securities Co Ltd	6,621	51,705
NHN Corp *	993	63,048
NongShim Co Ltd	164	43,991
OCI Co Ltd *	965	46,787
Orion Corp	307	34,400
Ottogi Corp	58	28,206
Pan Ocean Co Ltd *	15,228	44,337
Pearl Abyss Corp *	453	78,011
POSCO	1,596	267,192
POSCO ADR	4,035	168,905
POSCO Chemical Co Ltd	553	39,538
Posco International Corp	8,320	95,006
S-1 Corp	975	73,109
S-Oil Corp	1,089	47,827
Samsung Biologics Co Ltd * ~	243	143,258
Samsung C&T Corp	2,409	216,192
Samsung Card Co Ltd	1,454	35,105
Samsung Electro-Mechanics Co Ltd	2,415	286,200
Samsung Electronics Co Ltd	194,445	9,653,052
Samsung Engineering Co Ltd *	14,250	128,029
Samsung Fire & Marine Insurance Co Ltd	2,148	334,624
Samsung Heavy Industries Co Ltd *	22,554	102,523
Samsung Life Insurance Co Ltd	2,846	148,529
Samsung SDI Co Ltd	875	323,241
Samsung SDS Co Ltd	861	124,645
Samsung Securities Co Ltd	4,284	111,949
Seegene Inc	959	213,530
Shinhan Financial Group Co Ltd	14,089	330,536
Shinsegae Inc	648	117,248
SK Holdings Co Ltd	1,139	192,313
SK Hynix Inc	25,039	1,794,863
SK Innovation Co Ltd	2,325	275,550
SK Materials Co Ltd	361	70,105
SK Telecom Co Ltd	561	114,041
SKC Co Ltd	729	51,551
Soulbrain Co Ltd *	223	41,320
Soulbrain Holdings Co Ltd	277	10,781
Ssangyong Cement Industrial Co Ltd	5,177	26,000
WONIK IPS Co Ltd *	1,402	39,871
Woori Financial Group Inc	34,097	249,320
Yuhan Corp	2,045	112,312

		30,849,645

Taiwan - 15.4%

Accton Technology Corp	25,000	193,417
Acer Inc *	171,789	148,021
Advantech Co Ltd	10,931	110,614

	Shares	Value
ASE Technology Holding Co Ltd	230,449	$474,467
Asia Cement Corp	139,784	201,409
Asustek Computer Inc	32,667	287,412
AU Optronics Corp *	484,000	188,506
Catcher Technology Co Ltd	46,000	290,651
Cathay Financial Holding Co Ltd	230,152	308,112
Chailease Holding Co Ltd	103,122	472,378
Chang Hwa Commercial Bank Ltd	307,335	184,980
Cheng Shin Rubber Industry Co Ltd	104,178	133,334
Chicony Electronics Co Ltd	46,959	137,090
China Airlines Ltd *	356,436	102,497
China Development Financial Holding Corp	766,834	226,820
China Life Insurance Co Ltd	194,563	134,305
China Steel Corp	627,007	444,080
Chipbond Technology Corp	48,000	105,786
Chroma ATE Inc	19,000	101,278
Chunghwa Telecom Co Ltd	81,000	299,353
Chunghwa Telecom Co Ltd ADR	971	35,179
Compal Electronics Inc	294,092	194,498
Compeq Manufacturing Co Ltd	84,000	119,575
CTBC Financial Holding Co Ltd	638,094	407,679
Delta Electronics Inc	61,150	401,538
E Ink Holdings Inc	40,000	52,922
E.Sun Financial Holding Co Ltd	651,248	579,992
Eclat Textile Co Ltd	10,663	133,325
Eva Airways Corp	327,900	121,249
Evergreen Marine Corp Taiwan Ltd *	254,287	140,190
Far Eastern International Bank	129,731	46,107
Far Eastern New Century Corp	221,965	195,000
Far EasTone Telecommunications Co Ltd	141,000	297,803
Feng TAY Enterprise Co Ltd	21,282	128,473
First Financial Holding Co Ltd	448,053	319,743
Formosa Chemicals & Fibre Corp	92,446	217,686
Formosa Petrochemical Corp	27,000	74,925
Formosa Plastics Corp	80,292	219,367
Formosa Sumco Technology Corp	7,000	25,575
Formosa Taffeta Co Ltd	48,000	52,080
Foxconn Technology Co Ltd	67,144	120,033
Fubon Financial Holding Co Ltd	231,343	336,630
Genius Electronic Optical Co Ltd	2,158	44,149
Giant Manufacturing Co Ltd	16,000	151,605
Globalwafers Co Ltd	14,000	187,324
Highwealth Construction Corp	40,370	60,305
Hiwin Technologies Corp	17,794	176,818
Hon Hai Precision Industry Co Ltd	292,256	785,733
Hotai Motor Co Ltd	11,000	246,220
Hua Nan Financial Holdings Co Ltd	395,352	242,379
Innolux Corp *	587,390	191,741
Inventec Corp	203,000	158,135
ITEQ Corp	14,000	59,928
King’s Town Bank Co Ltd	23,000	29,520
Largan Precision Co Ltd	3,000	351,328
Lien Hwa Industrial Holdings Corp	37,120	51,252
Lite-On Technology Corp	148,855	238,421
Macronix International	144,500	161,190
MediaTek Inc	28,020	593,715
Mega Financial Holding Co Ltd	252,725	243,920
Merida Industry Co Ltd	5,000	40,524
Micro-Star International Co Ltd	56,000	258,528
momo.com Inc	3,000	73,025
Nan Ya Plastics Corp	93,394	193,055
Nanya Technology Corp	86,162	173,170
Nien Made Enterprise Co Ltd	14,000	167,301
Novatek Microelectronics Corp	21,000	193,709
Parade Technologies Ltd	3,000	109,680
Pegatron Corp	142,090	315,498
Phison Electronics Corp	12,000	110,669
Pou Chen Corp	211,000	191,648
Powertech Technology Inc	93,300	280,577
Poya International Co Ltd	2,080	39,784
President Chain Store Corp	23,000	209,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Quanta Computer Inc	159,000	$417,526
Radiant Opto-Electronics Corp	25,000	95,879
Realtek Semiconductor Corp	11,300	144,847
Ruentex Development Co Ltd	24,192	32,680
Ruentex Industries Ltd	11,141	24,993
Shin Kong Financial Holding Co Ltd	676,416	189,023
Simplo Technology Co Ltd	15,000	155,754
Sino-American Silicon Products Inc	68,000	229,077
SinoPac Financial Holdings Co Ltd	413,641	155,968
Standard Foods Corp	21,884	46,165
Synnex Technology International Corp	90,850	130,182
Taichung Commercial Bank Co Ltd	113,302	42,015
Taishin Financial Holding Co Ltd	585,534	260,516
Taiwan Business Bank	333,967	110,679
Taiwan Cement Corp	327,046	470,537
Taiwan Cooperative Financial Holding Co Ltd	402,325	272,370
Taiwan FamilyMart Co Ltd	3,000	27,230
Taiwan Fertilizer Co Ltd	21,000	36,939
Taiwan High Speed Rail Corp	55,000	60,327
Taiwan Mobile Co Ltd	70,400	235,297
Taiwan Secom Co Ltd	20,000	58,279
Taiwan Semiconductor Manufacturing Co Ltd	745,779	11,219,549
Tatung Co Ltd *	93,000	54,309
Teco Electric and Machinery Co Ltd	98,000	101,222
Tripod Technology Corp	32,000	122,656
Uni-President Enterprises Corp	174,994	378,995
Unimicron Technology Corp	102,000	264,500
United Microelectronics Corp	730,000	720,056
Vanguard International Semiconductor Corp	28,000	93,670
Voltronic Power Technology Corp	4,410	149,802
Walsin Lihwa Corp	89,000	49,581
Walsin Technology Corp	25,000	134,706
Wan Hai Lines Ltd	46,000	33,950
Win Semiconductors Corp	15,202	151,582
Winbond Electronics Corp	269,178	131,159
Wistron Corp	276,833	287,095
WPG Holdings Ltd	137,080	184,847
Yageo Corp	11,465	140,783
Yuanta Financial Holding Co Ltd	490,015	303,385
Zhen Ding Technology Holding Ltd	46,000	201,911

		33,014,320

Tanzania - 0.3%

AngloGold Ashanti Ltd	20,986	548,987

Thailand - 2.2%

Advanced Info Service PCL	46,800	253,539
Airports of Thailand PCL	114,200	204,615
B Grimm Power PCL	26,400	35,345
Bangkok Bank PCL NVDR	19,600	59,721
Bangkok Dusit Medical Services PCL ‘F’	347,500	214,943
Bangkok Expressway & Metro PCL	430,500	116,846
Bangkok Life Assurance PCL *	18,480	10,847
Banpu PCL	118,350	21,832
Banpu Power PCL	27,800	11,538
Berli Jucker PCL	80,600	93,964
BTS Group Holdings PCL	188,400	56,611
Bumrungrad Hospital PCL	24,200	72,938
Carabao Group PCL ‘F’	19,700	73,147
Central Pattana PCL	57,100	77,028
Central Retail Corp PCL *	9,341	7,709
Charoen Pokphand Foods PCL	194,100	172,040
CP ALL PCL *	222,400	424,155
Delta Electronics Thailand PCL	8,600	42,611
Electricity Generating PCL	5,900	34,982
Energy Absolute PCL	62,900	78,343
Global Power Synergy PCL ‘F’	13,413	24,455
Home Product Center PCL	209,659	95,587
Indorama Ventures PCL	107,800	72,201

	Shares	Value
Intouch Holdings PCL ‘F’	51,600	$83,757
IRPC PCL	585,100	35,646
Jasmine International PCL	198,800	17,878
Kasikornbank PCL	15,500	37,732
Kasikornbank PCL NVDR	39,000	95,205
Krung Thai Bank PCL	178,875	50,240
Krungthai Card PCL	60,200	66,587
Land & Houses PCL	497,080	107,131
Minor International PCL *	218,806	138,375
MK Restaurants Group PCL	30,700	44,468
Muangthai Capital PCL *	48,000	75,202
Osotspa PCL	29,400	32,587
PTT Exploration & Production PCL	76,141	190,496
PTT Global Chemical PCL	72,800	90,845
PTT PCL	376,500	382,107
Ratch Group PCL	33,900	53,969
Siam City Cement PCL	4,648	17,600
Siam Global House PCL	123,382	79,078
Srisawad Corp PCL	55,158	85,554
Thai Oil PCL	70,200	71,234
Thai President Foods PCL ‘F’	2,000	12,465
Thai Union Group PCL ‘F’	261,400	116,201
The Siam Cement PCL	18,900	194,176
The Siam Commercial Bank PCL	32,000	65,897
Tisco Financial Group PCL	21,000	42,355
TMB Bank PCL	1,321,860	37,325
TOA Paint Thailand PCL	33,300	39,861
Total Access Communication PCL	70,100	71,667
True Corp PCL	1,309,732	128,765
TTW PCL	48,400	19,294
VGI PCL	102,100	20,598
WHA Corp PCL	421,200	37,688

		4,796,980

Turkey - 0.5%

Akbank T.A.S. *	53,059	34,951
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	21,689
Arcelik AS *	8,479	27,210
Aselsan Elektronik Sanayi Ve Ticaret AS	26,426	66,110
BIM Birlesik Magazalar AS	18,115	162,422
Coca-Cola Icecek AS	5,966	34,614
Enka Insaat ve Sanayi AS	39,179	35,759
Eregli Demir ve Celik Fabrikalari TAS	32,971	40,412
Ford Otomotiv Sanayi AS	3,164	35,848
KOC Holding AS	7,836	14,836
Koza Altin Isletmeleri AS *	2,903	29,357
Petkim Petrokimya Holding AS *	57,062	31,033
Tofas Turk Otomobil Fabrikasi AS	6,770	21,514
Tupras Turkiye Petrol Rafinerileri AS *	2,007	20,590
Turk Hava Yollari AO *	50,366	67,860
Turk Telekomunikasyon AS	16,833	15,464
Turkcell Iletisim Hizmetleri AS	46,005	89,672
Turkiye Garanti Bankasi AS *	105,113	96,074
Turkiye Is Bankasi AS ‘C’ *	61,772	42,766
Turkiye Sise ve Cam Fabrikalari AS	34,015	32,241
Turkiye Vakiflar Bankasi TAO ‘D’ *	72,681	38,745
Ulker Biskuvi Sanayi AS *	3,502	10,293
Yapi ve Kredi Bankasi AS *	123,827	34,173

		1,003,633

United States - 0.1%

JBS SA	73,140	269,201
Titan Cement International SA *	1,910	24,767

		293,968

Total Common Stocks (Cost $184,695,663)		210,627,465

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $1,296,993; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $1,322,955)	$1,296,993	$1,296,993

Total Short-Term Investment (Cost $1,296,993)		1,296,993

TOTAL INVESTMENTS - 99.6% (Cost $189,081,802)		214,264,124

OTHER ASSETS & LIABILITIES, NET - 0.4%		804,271

NET ASSETS - 100.0%		$215,068,395

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $14,815 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Warrants
	Thailand	$815	$815	$-	$-
	Preferred Stocks
	Brazil	2,068,217	2,068,217	-	-
	Chile	199,438	66,992	132,446	-
	Colombia	70,227	70,227	-	-
	South Korea	969	-	969	-

	Total Preferred Stocks	2,338,851	2,205,436	133,415	-

	Common Stocks
	Brazil	7,420,837	7,420,837	-	-
	Chile	1,096,278	596,449	499,829	-
	China	75,015,554	21,718,239	53,282,557	14,758
	Colombia	441,501	441,501	-	-
	Cyprus	185	185	-	-
	Czech Republic	162,257	-	162,257	-
	Egypt	201,498	-	201,498	-
	Greece	454,421	20,303	434,118	-
	Hong Kong	896,371	-	896,371	-
	Hungary	585,579	-	585,579	-
	India	24,707,669	615,841	24,091,828	-
	Indonesia	3,643,662	122,650	3,521,012	-
	Malaysia	4,945,117	-	4,945,117	-
	Mexico	4,664,182	4,664,182	-	-
	Peru	280,996	280,996	-	-
	Philippines	1,992,258	33,122	1,959,079	57
	Poland	1,669,318	-	1,669,318	-
	Romania	64,282	-	64,282	-
	Russia	2,580,550	160,373	2,420,177	-
	South Africa	9,297,417	1,941,311	7,356,106	-
	South Korea	30,849,645	469,219	30,380,426	-
	Taiwan	33,014,320	35,179	32,979,141	-
	Tanzania	548,987	-	548,987	-
	Thailand	4,796,980	288,495	4,508,485	-
	Turkey	1,003,633	129,384	874,249	-
	United States	293,968	269,201	24,767	-

	Total Common Stocks	210,627,465	39,207,467	171,405,183	14,815

	Short-Term Investment	1,296,993	-	1,296,993	-

	Total	$214,264,124	$41,413,718	$172,835,591	$14,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,606	$142,424
Henkel AG & Co KGaA	3,945	412,593
Porsche Automobil Holding SE	6,318	375,870
Sartorius AG	1,533	628,337
Volkswagen AG	8,214	1,321,724

		2,880,948

Total Preferred Stocks (Cost $3,053,607)		2,880,948

COMMON STOCKS - 98.3%

Australia - 6.6%

Afterpay Ltd *	3,476	204,891
AGL Energy Ltd	15,175	148,174
ALS Ltd	12,087	80,694
Altium Ltd	6,656	173,065
Alumina Ltd	100,690	100,329
AMP Ltd	283,118	266,604
Ampol Ltd	20,047	345,984
Ansell Ltd	7,483	199,067
APA Group »	29,912	222,356
Appen Ltd	2,584	63,887
Aristocrat Leisure Ltd	18,442	402,193
ASX Ltd	4,137	241,872
Atlas Arteria Ltd »	37,295	163,790
Aurizon Holdings Ltd	112,508	346,116
AusNet Services	52,447	70,800
Australia & New Zealand Banking Group Ltd	64,528	805,051
Bendigo & Adelaide Bank Ltd	31,906	138,963
BHP Group Ltd	92,267	2,383,588
BHP Group Ltd ADR	7,678	397,029
BHP Group PLC	22,625	482,685
BHP Group PLC ADR	29,063	1,239,828
BlueScope Steel Ltd	33,393	307,677
Boral Ltd	53,549	176,954
Brambles Ltd	52,335	397,381
carsales.com Ltd	11,407	170,883
CIMIC Group Ltd *	4,087	54,744
Cleanaway Waste Management Ltd	89,068	134,491
Coca-Cola Amatil Ltd	34,503	236,169
Cochlear Ltd	1,740	248,591
Coles Group Ltd	38,910	474,031
Commonwealth Bank of Australia	48,310	2,223,045
Computershare Ltd	27,320	241,692
Crown Resorts Ltd	23,430	148,838
CSL Ltd	14,477	2,990,465
Domino’s Pizza Enterprises Ltd	3,047	174,218
Evolution Mining Ltd	86,203	360,107
Flight Centre Travel Group Ltd *	5,443	54,691
Fortescue Metals Group Ltd	83,385	979,609
Glencore PLC *	339,194	703,208
Harvey Norman Holdings Ltd	31,468	102,420
IDP Education Ltd	7,153	98,471
Iluka Resources Ltd	18,272	119,635
Incitec Pivot Ltd	99,851	146,303
Insurance Australia Group Ltd	86,725	274,434
JB Hi-Fi Ltd	6,405	217,770
Lendlease Corp Ltd »	25,570	204,265
Macquarie Group Ltd	10,030	869,443
Magellan Financial Group Ltd	5,481	226,058
Medibank Pvt Ltd	145,141	261,892
Metcash Ltd	8,357	16,603
Mineral Resources Ltd	5,411	97,595

	Shares	Value
National Australia Bank Ltd	75,809	$973,913
Newcrest Mining Ltd	19,200	435,377
NEXTDC Ltd *	7,962	70,656
Northern Star Resources Ltd	32,836	325,373
Oil Search Ltd	95,890	183,412
Orica Ltd	20,343	226,495
Origin Energy Ltd	70,744	219,088
Orora Ltd	67,375	116,333
Qantas Airways Ltd *	79,934	234,418
QBE Insurance Group Ltd	57,140	355,413
Qube Holdings Ltd	79,032	143,855
Ramsay Health Care Ltd	6,158	293,606
REA Group Ltd	2,211	176,059
Reece Ltd	8,061	75,104
Rio Tinto Ltd	13,129	896,728
Rio Tinto PLC	309	18,593
Rio Tinto PLC ADR	39,222	2,368,617
Santos Ltd	129,048	456,285
Saracen Mineral Holdings Ltd *	33,063	124,293
SEEK Ltd	10,573	163,104
Seven Group Holdings Ltd	6,815	88,507
Sonic Healthcare Ltd	12,701	301,613
South32 Ltd	173,975	258,188
South32 Ltd ADR	10,383	76,627
Spark Infrastructure Group »	35,755	52,526
Suncorp Group Ltd	51,030	311,513
Sydney Airport »	27,890	118,434
Tabcorp Holdings Ltd	119,866	288,651
Telstra Corp Ltd	133,066	266,431
TPG Telecom Ltd *	28,229	148,963
Transurban Group »	61,679	629,798
Treasury Wine Estates Ltd	34,154	219,448
Wesfarmers Ltd	35,061	1,120,698
Westpac Banking Corp	81,233	987,736
Westpac Banking Corp ADR	3,748	45,126
WiseTech Global Ltd	3,438	64,393
Woodside Petroleum Ltd	28,873	366,458
Woolworths Group Ltd	38,796	1,014,463
Worley Ltd	17,392	121,218

		35,526,162

Austria - 0.1%

Erste Group Bank AG *	12,788	267,786
OMV AG *	8,154	223,102
Raiffeisen Bank International AG	9,577	146,585
Verbund AG	1,349	73,672

		711,145

Belgium - 0.9%

Ageas SA NV	10,837	443,440
Anheuser-Busch InBev SA/NV	24,891	1,340,142
Anheuser-Busch InBev SA/NV ADR	1,610	86,747
Colruyt SA	3,732	242,194
Elia Group SA	864	86,373
Galapagos NV *	838	118,803
KBC Group NV	12,588	631,238
Proximus SADP	12,587	229,625
Solvay SA	7,237	622,617
UCB SA	4,656	528,799
Umicore SA	9,544	396,978

		4,726,956

Brazil - 0.1%

Wheaton Precious Metals Corp	9,966	488,979

Cambodia - 0.0%

NagaCorp Ltd	122,000	145,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Canada - 8.5%

Agnico Eagle Mines Ltd	7,220	$574,870
Air Canada *	10,800	127,259
Alamos Gold Inc ‘A’	18,579	163,681
Algonquin Power & Utilities Corp	19,017	276,242
Alimentation Couche-Tard Inc ‘B’	28,416	989,561
Atco Ltd ‘I’	3,796	109,728
B2Gold Corp	66,553	433,340
Bank of Montreal	22,143	1,293,499
Barrick Gold Corp	15,964	432,875
Barrick Gold Corp (TSE)	23,395	657,109
BCE Inc	5,405	224,148
Brookfield Asset Management Inc ‘A’	24,415	807,813
CAE Inc	12,516	183,031
Cameco Corp	11,421	115,364
Cameco Corp (NYSE)	8,661	87,476
Canadian Imperial Bank of Commerce	14,219	1,062,707
Canadian National Railway Co	23,658	2,518,878
Canadian Natural Resources Ltd	67,389	1,078,898
Canadian Natural Resources Ltd (TSE)	21,123	338,526
Canadian Pacific Railway Ltd	1,116	339,481
Canadian Pacific Railway Ltd (NYSE)	3,515	1,070,071
Canadian Tire Corp Ltd ‘A’	3,133	315,571
Canadian Utilities Ltd ‘A’	4,732	112,867
Canopy Growth Corp *	10,070	144,255
CCL Industries Inc ‘B’	6,000	231,339
Cenovus Energy Inc	43,514	169,350
CGI Inc *	8,426	571,297
Cogeco Communications Inc	1,600	131,203
Constellation Software Inc	684	760,067
Dollarama Inc	9,069	347,626
Element Fleet Management Corp	20,044	166,789
Emera Inc	4,200	172,536
Empire Co Ltd ‘A’	11,644	337,982
Enbridge Inc	39,057	1,140,670
Fairfax Financial Holdings Ltd	1,457	429,041
FirstService Corp	2,200	290,326
Fortis Inc	10,969	448,464
Franco-Nevada Corp	3,325	464,160
George Weston Ltd	5,156	379,125
Great-West Lifeco Inc	11,973	233,966
Hydro One Ltd ~	8,700	184,382
iA Financial Corp Inc	2,213	77,032
IGM Financial Inc	6,289	144,195
Imperial Oil Ltd	13,790	165,026
Intact Financial Corp	3,250	348,004
Inter Pipeline Ltd	21,652	212,528
Ivanhoe Mines Ltd ‘A’ *	11,900	43,255
Kinross Gold Corp *	111,154	980,818
Kirkland Lake Gold Ltd	8,606	420,104
Loblaw Cos Ltd	11,115	582,065
Magna International Inc	26,072	1,192,819
Manulife Financial Corp	39,084	543,631
Metro Inc	8,282	397,384
National Bank of Canada	21,077	1,046,925
Northland Power Inc	8,300	251,079
Nutrien Ltd	28,585	1,121,094
Onex Corp	4,277	190,796
Open Text Corp	10,233	432,264
Pan American Silver Corp	12,483	401,332
Pembina Pipeline Corp	21,226	450,550
Quebecor Inc ‘B’	8,565	214,262
Restaurant Brands International Inc	7,428	426,641
Restaurant Brands International Inc (NYSE)	756	43,478
Ritchie Bros Auctioneers Inc	6,036	357,874
Rogers Communications Inc ‘B’ (NYSE)	8,089	320,729
Rogers Communications Inc ‘B’ (TSE)	3,531	140,068
Royal Bank of Canada	54,964	3,856,950
Saputo Inc	11,131	279,205
Shaw Communications Inc ‘B’ (NYSE)	18,569	338,884

	Shares	Value
Shaw Communications Inc ‘B’ (TSE)	15,948	$291,042
Shopify Inc ‘A’ *	1,554	1,589,695
Stantec Inc (TSE)	6,756	205,133
Sun Life Financial Inc	17,901	729,212
Suncor Energy Inc	21,627	264,094
Suncor Energy Inc (NYSE)	47,019	575,042
TC Energy Corp	30,111	1,265,091
Teck Resources Ltd ‘B’ (NYSE)	25,893	360,431
TELUS Corp	9,600	168,922
The Bank of Nova Scotia	33,671	1,398,191
The Descartes Systems Group Inc *	3,016	171,818
The Toronto-Dominion Bank	49,531	2,291,237
Thomson Reuters Corp	3,153	251,608
TMX Group Ltd	2,313	237,875
Toromont Industries Ltd	5,213	311,946
WSP Global Inc	5,682	373,125
Yamana Gold Inc	57,290	325,532

		45,704,559

Chile - 0.1%

Antofagasta PLC	19,132	252,489
Lundin Mining Corp	42,490	237,093

		489,582

China - 0.3%

BOC Hong Kong Holdings Ltd	107,000	283,656
Chow Tai Fook Jewellery Group Ltd	51,600	67,491
Microport Scientific Corp	12,000	47,986
Prosus NV *	10,613	979,608
Wilmar International Ltd	49,000	159,095
Yangzijiang Shipbuilding Holdings Ltd	157,300	114,905

		1,652,741

Colombia - 0.0%

Millicom International Cellular SA SDR	7,188	217,155

Denmark - 2.4%

Ambu AS ‘B’	4,705	132,490
AP Moller - Maersk AS ‘A’	91	133,205
AP Moller - Maersk AS ‘B’	124	196,029
Bakkafrost P/F *	1,171	75,551
Carlsberg AS ‘B’	4,805	647,340
Chr Hansen Holding AS	4,427	491,423
Coloplast AS ‘B’	3,854	610,816
Danske Bank AS *	31,633	427,871
Demant A/S *	7,321	229,595
DSV Panalpina AS	5,177	839,726
Genmab AS *	2,670	968,958
GN Store Nord AS	9,771	736,115
H Lundbeck AS	3,975	130,922
Novo Nordisk AS ‘B’	48,370	3,351,295
Novo Nordisk AS ADR	9,411	653,406
Novozymes AS ‘B’	11,131	699,609
Orsted AS ~	4,522	623,405
Pandora AS	7,642	551,277
Rockwool International AS ‘A’	99	33,889
Rockwool International AS ‘B’	530	203,358
Tryg AS	5,318	167,424
Vestas Wind Systems AS	7,287	1,177,626

		13,081,330

Finland - 1.4%

Elisa OYJ	8,037	472,504
Fortum OYJ	21,654	437,804
Kesko OYJ ‘A’	6,376	158,145
Kesko OYJ ‘B’	15,603	402,011
Kone OYJ ‘B’	11,444	1,004,822
Neste OYJ	17,115	901,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Nokia OYJ ADR *	42,229	$165,115
Nokia OYJ (OMXH) *	196,370	768,564
Nordea Bank Abp *	80,860	613,955
Orion OYJ ‘A’	758	34,434
Orion OYJ ‘B’	5,111	231,562
Sampo OYJ ‘A’	10,981	434,879
Stora Enso OYJ ‘R’	40,127	628,070
UPM-Kymmene OYJ	33,987	1,034,459

		7,287,595

France - 8.7%

Accor SA *	7,915	221,541
Adevinta ASA ‘B’ *	3,818	65,615
Aeroports de Paris	1,553	154,065
Air Liquide SA	14,009	2,220,562
Airbus SE *	17,215	1,248,528
Alstom SA *	7,234	361,360
Amundi SA * ~	2,366	166,767
Arkema SA	7,114	754,256
Atos SE *	6,447	518,056
AXA SA	45,490	841,927
BioMerieux	1,443	225,873
BNP Paribas SA *	26,526	959,565
Bollore SA	56,751	211,386
Bouygues SA	16,957	585,972
Bureau Veritas SA *	15,187	342,335
Capgemini SE	6,642	852,138
Carrefour SA	43,127	689,130
Cie de Saint-Gobain *	26,705	1,118,596
Cie Generale des Etablissements Michelin SCA	14,243	1,528,951
CNP Assurances *	8,514	106,776
Credit Agricole SA *	34,594	301,829
Danone SA	18,205	1,179,229
Dassault Aviation SA *	86	72,545
Dassault Systemes SE	2,619	488,658
Edenred	7,915	355,353
Eiffage SA *	8,042	656,345
Electricite de France SA	22,484	237,509
Engie SA *	46,589	622,592
EssilorLuxottica SA *	5,901	803,341
Faurecia SE *	1,989	85,735
Getlink SE *	18,949	256,689
Hermes International	904	778,572
Iliad SA	1,075	197,192
Ingenico Group SA *	269	41,677
Ipsen SA	2,425	253,495
Kering SA	2,253	1,494,510
L’Oreal SA	5,239	1,704,921
Legrand SA	9,196	732,455
LVMH Moet Hennessy Louis Vuitton SE	9,044	4,231,691
Natixis SA *	41,769	93,867
Orange SA	127,970	1,332,878
Orange SA ADR	5,000	51,900
Orpea *	2,853	324,149
Pernod Ricard SA	4,206	670,587
Peugeot SA *	50,132	909,116
Publicis Groupe SA	21,355	688,270
Remy Cointreau SA	524	95,647
Renault SA *	10,376	269,162
Rubis SCA	46	1,842
Safran SA *	8,362	822,713
Sanofi	24,233	2,428,433
Sartorius Stedim Biotech	1,140	393,485
Schneider Electric SE	14,755	1,834,030
SCOR SE *	4,924	137,094
SEB SA	1,577	256,532
Societe Generale SA *	40,288	534,779
Sodexo SA	5,379	383,435
Suez SA	15,614	288,500

	Shares	Value
Teleperformance	2,668	$822,549
Thales SA	5,241	392,801
TOTAL SE	83,275	2,859,876
Ubisoft Entertainment SA *	5,000	450,640
Valeo SA	22,233	682,735
Veolia Environnement SA	13,766	297,016
Vinci SA	19,818	1,655,923
Vivendi SA	18,056	504,284
Worldline SA * ~	2,397	196,274

		47,046,254

Germany - 7.4%

adidas AG *	5,461	1,763,586
Allianz SE	9,922	1,904,326
Aroundtown SA *	31,708	159,169
BASF SE	22,641	1,378,747
Bayer AG	29,864	1,842,420
Bayerische Motoren Werke AG	13,663	991,621
Bechtle AG	1,156	233,909
Beiersdorf AG	2,858	324,490
Brenntag AG	13,521	859,690
Carl Zeiss Meditec AG	1,721	217,363
Commerzbank AG *	33,302	163,771
Continental AG	7,070	766,164
Covestro AG ~	13,924	690,492
Daimler AG	32,991	1,779,702
Delivery Hero SE * ~	2,436	279,505
Deutsche Bank AG *	85,345	718,640
Deutsche Boerse AG	6,535	1,145,717
Deutsche Lufthansa AG *	1,513	13,105
Deutsche Post AG	33,350	1,513,275
Deutsche Telekom AG	132,319	2,203,115
Deutsche Wohnen SE	8,559	427,772
E.ON SE	66,368	731,535
Evonik Industries AG	11,409	295,139
Fielmann AG *	1,320	106,013
Fresenius Medical Care AG & Co KGaA	12,655	1,069,812
Fresenius SE & Co KGaA	23,276	1,058,459
Hannover Rueck SE	2,300	356,065
Hapag-Lloyd AG ~	940	50,862
HeidelbergCement AG	6,404	391,322
HelloFresh SE *	5,993	333,054
Henkel AG & Co KGaA	2,890	270,296
HOCHTIEF AG	1,366	106,042
Infineon Technologies AG	47,895	1,349,958
KION Group AG	6,341	541,453
Knorr-Bremse AG	1,065	125,416
LEG Immobilien AG	2,758	393,122
Merck KGaA	3,450	502,984
METRO AG	18,488	184,119
MTU Aero Engines AG	2,476	410,448
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,166	804,852
Nemetschek SE	3,313	242,151
Puma SE *	2,788	250,627
Rational AG	228	178,836
RWE AG	26,264	983,570
SAP SE	25,085	3,906,188
SAP SE ADR	1,291	201,151
Scout24 AG ~	4,551	396,970
Siemens AG	14,854	1,875,896
Siemens Energy AG *	7,427	200,279
Siemens Healthineers AG ~	880	39,502
Symrise AG	4,116	568,512
Talanx AG *	3,304	106,682
Telefonica Deutschland Holding AG	97,849	250,077
Uniper SE	6,180	199,485
United Internet AG	9,653	369,158
Volkswagen AG	1,609	281,228
Vonovia SE	11,114	761,897
Zalando SE * ~	3,751	350,455

		39,620,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Hong Kong - 2.4%

AIA Group Ltd	360,600	$3,584,398
ASM Pacific Technology Ltd	17,000	174,032
CK Asset Holdings Ltd	110,780	544,343
CK Infrastructure Holdings Ltd	27,000	126,706
CLP Holdings Ltd	44,000	410,839
Dairy Farm International Holdings Ltd	14,900	56,316
Guoco Group Ltd	1,000	12,674
Hang Lung Group Ltd	10,000	22,851
Hang Lung Properties Ltd	106,000	270,148
Hang Seng Bank Ltd	27,100	401,481
Henderson Land Development Co Ltd	56,977	211,562
HK Electric Investments & HK Electric Investments Ltd »	96,000	99,251
HKT Trust & HKT Ltd »	255,000	338,463
Hong Kong & China Gas Co Ltd	238,530	346,355
Hong Kong Exchanges & Clearing Ltd	40,365	1,900,121
Hongkong Land Holdings Ltd	47,400	176,595
Melco Resorts & Entertainment Ltd ADR	5,670	94,405
MTR Corp Ltd	34,279	170,123
New World Development Co Ltd	76,419	373,055
Pacific Century Premium Developments Ltd *	50,328	13,271
PCCW Ltd	466,000	278,772
Power Assets Holdings Ltd	34,000	179,206
Sino Land Co Ltd	142,661	167,014
Sun Hung Kai Properties Ltd	33,492	431,595
Swire Pacific Ltd ‘A’	21,000	101,671
Swire Pacific Ltd ‘B’	62,500	52,078
Swire Properties Ltd	35,000	92,735
Techtronic Industries Co Ltd	54,000	717,968
The Bank of East Asia Ltd	62,163	114,757
The Wharf Holdings Ltd	73,000	146,407
Vitasoy International Holdings Ltd	14,000	54,593
WH Group Ltd ~	640,500	522,460
Wharf Real Estate Investment Co Ltd	50,000	204,953
Xinyi Glass Holdings Ltd	170,000	343,812

		12,735,010

Ireland - 0.9%

CRH PLC	2,416	87,607
CRH PLC ADR	44,257	1,597,235
Flutter Entertainment PLC *	6,080	962,648
Kerry Group PLC ‘A’	3,166	405,519
Kingspan Group PLC *	8,371	761,813
Smurfit Kappa Group PLC	21,276	834,827

		4,649,649

Israel - 0.4%

Alony Hetz Properties & Investments Ltd	7,561	74,308
Amot Investments Ltd	3,378	15,438
Azrieli Group Ltd	1,181	52,726
Bank Hapoalim BM	38,585	206,158
Bank Leumi Le-Israel BM	58,515	257,604
Bezeq The Israeli Telecommunication Corp Ltd *	114,407	132,581
Delek Group Ltd l	-	3
Elbit Systems Ltd	906	109,976
Electra Ltd	95	42,847
First International Bank Of Israel Ltd	3,303	68,556
ICL Group Ltd	27,171	96,010
Israel Discount Bank Ltd ‘A’	71,927	194,037
Melisron Ltd	708	22,842
Mizrahi Tefahot Bank Ltd	5,775	102,436
Nice Ltd ADR *	1,765	400,708
Shapir Engineering and Industry Ltd *	7,679	51,401
Shikun & Binui Ltd *	9,132	40,954

	Shares	Value
Shufersal Ltd	5,329	$41,667
Strauss Group Ltd	2,446	70,215
Teva Pharmaceutical Industries Ltd *	920	8,322
Teva Pharmaceutical Industries Ltd ADR *	17,921	161,468
Tower Semiconductor Ltd *	5,847	108,114

		2,258,371

Italy - 1.7%

Amplifon SPA *	5,383	192,498
Assicurazioni Generali SPA	36,452	513,769
Atlantia SPA *	23,207	363,451
Davide Campari-Milano NV	6,072	66,272
DiaSorin SPA	1,207	242,839
Enel SPA	220,430	1,912,430
Eni SPA	81,544	637,353
Eni SPA ADR	2,355	36,597
Ferrari NV	4,043	741,967
FinecoBank Banca Fineco SPA *	25,902	356,767
Hera SPA	20,211	74,524
Infrastrutture Wireless Italiane SPA ~	8,547	94,293
Intesa Sanpaolo SPA *	344,635	648,402
Mediobanca Banca di Credito Finanziario SPA	26,362	206,570
Moncler SPA *	9,184	375,823
Poste Italiane SPA ~	22,691	201,083
PRADA SPA *	34,000	133,776
Prysmian SPA	8,548	248,129
Recordati Industria Chimica e Farmaceutica SpA	5,230	267,907
Snam SPA	105,656	543,364
Telecom Italia SPA	987,402	396,873
Telecom Italia SPA ADR	2,600	10,244
Terna Rete Elettrica Nazionale SPA	43,405	303,696
UniCredit SPA *	85,214	704,057
UnipolSai Assicurazioni SPA	25,749	67,144

		9,339,828

Japan - 24.3%

ABC-Mart Inc	1,200	62,479
Acom Co Ltd	21,700	94,392
Advantest Corp	7,800	379,397
Aeon Co Ltd	25,000	672,521
Aeon Delight Co Ltd	400	11,100
AEON Financial Service Co Ltd	10,100	92,069
Aeon Mall Co Ltd	2,370	33,315
AGC Inc	12,700	373,246
Aica Kogyo Co Ltd	3,400	121,204
Ain Holdings Inc	2,100	147,124
Air Water Inc	15,500	209,633
Aisin Seiki Co Ltd	8,000	255,953
Ajinomoto Co Inc	17,700	362,762
Alfresa Holdings Corp	6,900	151,129
Alps Alpine Co Ltd	20,100	270,940
Amada Co Ltd	17,900	167,450
Amano Corp	2,500	58,128
ANA Holdings Inc *	3,300	76,331
Anritsu Corp	7,900	180,026
Aozora Bank Ltd	6,000	99,627
Ariake Japan Co Ltd	700	47,502
AS One Corp	600	85,961
Asahi Group Holdings Ltd	13,800	480,966
Asahi Intecc Co Ltd	6,800	213,715
Asahi Kasei Corp	86,000	750,232
Asics Corp	6,400	89,482
Astellas Pharma Inc	52,300	779,615
Azbil Corp	4,300	161,121
Bandai Namco Holdings Inc	7,400	542,198
Benefit One Inc	3,600	91,201
Benesse Holdings Inc	7,000	180,172
Bic Camera Inc	4,900	54,452
Bridgestone Corp	20,300	641,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Brother Industries Ltd	17,300	$275,198
Calbee Inc	3,700	121,870
Canon Inc	22,600	374,856
Canon Inc ADR	1,708	28,336
Canon Marketing Japan Inc	2,600	52,186
Capcom Co Ltd	3,200	178,587
Casio Computer Co Ltd	10,800	174,877
Central Japan Railway Co	3,800	544,691
Chubu Electric Power Co Inc	13,600	165,423
Chugai Pharmaceutical Co Ltd	17,400	780,833
Coca-Cola Bottlers Japan Holdings Inc	6,375	106,718
COMSYS Holdings Corp	4,900	136,727
Concordia Financial Group Ltd	55,000	191,300
Cosmos Pharmaceutical Corp	800	139,416
Create SD Holdings Co Ltd	700	24,560
Credit Saison Co Ltd	13,700	145,554
CyberAgent Inc	4,200	259,356
Dai Nippon Printing Co Ltd	10,800	218,913
Dai-ichi Life Holdings Inc	24,800	349,936
Daicel Corp	15,400	110,996
Daifuku Co Ltd	3,400	343,187
Daiichi Sankyo Co Ltd	28,200	865,676
Daiichikosho Co Ltd	2,600	83,505
Daikin Industries Ltd	7,300	1,348,852
Daio Paper Corp	5,500	78,469
Daito Trust Construction Co Ltd	3,200	283,663
Daiwa House Industry Co Ltd	23,200	595,018
Daiwa Securities Group Inc	66,700	280,535
DeNA Co Ltd	4,600	84,657
Denka Co Ltd	7,700	234,457
Denso Corp	10,700	468,999
Dentsu Group Inc	9,000	265,648
DIC Corp	7,600	189,999
Disco Corp	600	146,703
Dowa Holdings Co Ltd	3,200	93,927
East Japan Railway Co	7,800	479,690
Ebara Corp	7,200	195,236
Eisai Co Ltd	4,400	401,862
Elecom Co Ltd	1,000	49,155
Electric Power Development Co Ltd	4,800	74,036
ENEOS Holdings Inc	93,050	331,990
Ezaki Glico Co Ltd	2,600	116,264
Fancl Corp	4,200	137,146
FANUC Corp	3,200	614,129
Fast Retailing Co Ltd	1,700	1,068,316
FP Corp	3,600	151,631
Fuji Electric Co Ltd	9,200	291,646
Fuji Kyuko Co Ltd	500	18,636
Fuji Oil Holdings Inc	3,400	107,024
FUJIFILM Holdings Corp	9,200	453,485
Fujitsu General Ltd	1,700	49,470
Fujitsu Ltd	8,000	1,092,941
Fukuoka Financial Group Inc	7,700	129,421
Fukuyama Transporting Co Ltd	1,500	73,095
GMO internet Inc	4,600	120,513
GMO Payment Gateway Inc	1,400	149,972
Goldwin Inc	800	63,593
GungHo Online Entertainment Inc	1,570	33,819
Hakuhodo DY Holdings Inc	13,000	168,108
Hamamatsu Photonics KK	3,000	151,610
Hankyu Hanshin Holdings Inc	10,400	334,351
Harmonic Drive Systems Inc	1,300	83,830
Haseko Corp	24,000	316,128
Heiwa Corp	2,800	46,052
Hikari Tsushin Inc	700	167,012
Hino Motors Ltd	20,000	129,774
Hirose Electric Co Ltd	756	97,679
Hisamitsu Pharmaceutical Co Inc	2,300	117,587
Hitachi Capital Corp	5,600	131,674
Hitachi Construction Machinery Co Ltd	7,800	282,654
Hitachi Ltd	27,200	920,977

	Shares	Value
Hitachi Ltd ADR	424	$28,756
Hitachi Metals Ltd	10,900	168,079
Hitachi Transport System Ltd	3,700	117,203
Honda Motor Co Ltd	38,999	926,120
Honda Motor Co Ltd ADR	6,220	147,414
Horiba Ltd	2,300	120,293
Hoshizaki Corp	1,100	87,776
House Foods Group Inc	2,500	88,862
Hoya Corp	12,150	1,371,933
Hulic Co Ltd	18,500	173,588
Ibiden Co Ltd	5,900	201,055
Idemitsu Kosan Co Ltd	9,180	196,000
IHI Corp	18,800	250,135
Iida Group Holdings Co Ltd	8,000	161,917
Infomart Corp	5,600	49,683
Inpex Corp	69,400	372,413
Isetan Mitsukoshi Holdings Ltd	20,000	106,178
Isuzu Motors Ltd	38,400	335,837
Ito En Ltd	2,500	178,295
ITOCHU Corp	44,700	1,144,581
Itochu Techno-Solutions Corp	3,900	147,948
Itoham Yonekyu Holdings Inc	7,400	53,052
Iwatani Corp	2,900	108,727
Izumi Co Ltd	3,700	134,917
J Front Retailing Co Ltd	11,700	84,707
Japan Airlines Co Ltd *	4,500	83,933
Japan Airport Terminal Co Ltd	2,700	119,616
Japan Exchange Group Inc	17,300	484,889
Japan Post Holdings Co Ltd	32,100	218,892
Japan Post Insurance Co Ltd	8,600	135,409
Japan Tobacco Inc	42,300	771,712
JCR Pharmaceuticals Co Ltd	800	23,472
JFE Holdings Inc *	21,800	152,639
JGC Holdings Corp	12,100	125,502
JSR Corp	9,600	228,174
JTEKT Corp	16,500	129,423
Justsystems Corp	1,200	84,997
K’s Holdings Corp	11,600	157,041
Kagome Co Ltd	3,600	125,847
Kajima Corp	26,266	316,458
Kakaku.com Inc	4,800	126,547
Kaken Pharmaceutical Co Ltd	1,600	73,321
Kamigumi Co Ltd	6,300	124,144
Kandenko Co Ltd	4,800	39,208
Kaneka Corp	3,800	106,457
Kansai Paint Co Ltd	5,300	131,731
Kao Corp	15,800	1,186,117
Kawasaki Heavy Industries Ltd *	12,000	162,110
KDDI Corp	74,300	1,868,760
Keihan Holdings Co Ltd	3,800	157,782
Keikyu Corp	7,600	116,977
Keio Corp	3,000	185,717
Keisei Electric Railway Co Ltd	4,100	115,800
Kewpie Corp	6,100	125,464
Keyence Corp	3,760	1,757,721
Kikkoman Corp	3,000	166,421
Kinden Corp	7,700	135,992
Kintetsu Group Holdings Co Ltd	4,100	174,973
Kirin Holdings Co Ltd	25,600	480,834
Kobayashi Pharmaceutical Co Ltd	1,400	135,276
Kobe Bussan Co Ltd	2,000	110,142
Koei Tecmo Holdings Co Ltd	1,500	72,367
Koito Manufacturing Co Ltd	5,700	290,847
Kokuyo Co Ltd	3,300	41,597
Komatsu Ltd	26,400	579,824
Konami Holdings Corp	4,900	211,967
Kose Corp	1,200	146,925
Kubota Corp	27,800	498,099
Kuraray Co Ltd	23,900	231,891
Kurita Water Industries Ltd	6,300	208,333
Kusuri no Aoki Holdings Co Ltd	500	40,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Kyocera Corp	7,200	$412,247
Kyowa Exeo Corp	5,700	148,844
Kyowa Kirin Co Ltd	4,600	130,902
Kyudenko Corp	3,400	97,989
Kyushu Electric Power Co Inc	13,900	126,116
Kyushu Financial Group Inc	16,500	77,392
Kyushu Railway Co	4,700	100,488
Lasertec Corp	3,200	263,036
Lawson Inc	3,100	147,816
Lion Corp	6,700	137,545
LIXIL Group Corp	14,300	289,036
M3 Inc	16,000	989,700
Mabuchi Motor Co Ltd	2,100	81,523
Maeda Road Construction Co Ltd	1,000	18,315
Makita Corp	4,400	210,581
Mani Inc	2,000	54,652
Marubeni Corp	73,800	418,992
Marui Group Co Ltd	10,200	195,731
Maruichi Steel Tube Ltd	3,200	80,113
Matsumotokiyoshi Holdings Co Ltd	3,700	134,909
Mazda Motor Corp	25,200	147,817
McDonald’s Holdings Co Japan Ltd	2,200	107,004
Mebuki Financial Group Inc	43,360	98,392
Medipal Holdings Corp	6,500	130,340
MEIJI Holdings Co Ltd	4,000	305,543
Menicon Co Ltd	600	40,106
MINEBEA MITSUMI Inc	21,800	415,251
MISUMI Group Inc	6,800	190,651
Mitsubishi Chemical Holdings Corp	81,800	472,181
Mitsubishi Corp	29,600	708,486
Mitsubishi Electric Corp	53,600	727,309
Mitsubishi Estate Co Ltd	30,200	457,458
Mitsubishi Gas Chemical Co Inc	7,900	146,967
Mitsubishi Heavy Industries Ltd	23,700	524,735
Mitsubishi Logistics Corp	3,500	99,849
Mitsubishi Materials Corp	6,200	122,182
Mitsubishi Motors Corp *	43,000	94,949
Mitsubishi UFJ Financial Group Inc	262,700	1,048,403
Mitsubishi UFJ Financial Group Inc ADR	11,059	44,347
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	197,935
Mitsui & Co Ltd	30,800	529,230
Mitsui & Co Ltd ADR	300	103,379
Mitsui Chemicals Inc	12,100	292,453
Mitsui Fudosan Co Ltd	19,500	339,333
Mitsui OSK Lines Ltd	7,900	155,977
Miura Co Ltd	2,800	137,337
Mizuho Financial Group Inc	43,400	541,704
Mizuho Financial Group Inc ADR	59,032	150,532
Mochida Pharmaceutical Co Ltd	500	19,762
MonotaRO Co Ltd	5,400	268,223
Morinaga & Co Ltd	2,100	82,863
Morinaga Milk Industry Co Ltd	2,400	126,551
MS&AD Insurance Group Holdings Inc	11,300	304,458
Murata Manufacturing Co Ltd	16,000	1,040,435
Nabtesco Corp	7,100	257,775
Nagase & Co Ltd	5,100	71,434
Nagoya Railroad Co Ltd	5,000	137,071
Nankai Electric Railway Co Ltd	4,200	93,217
NEC Corp	8,400	491,347
NEC Networks & System Integration Corp	3,000	57,667
NET One Systems Co Ltd	5,500	249,891
Nexon Co Ltd	8,400	209,528
NGK Insulators Ltd	13,600	194,187
NGK Spark Plug Co Ltd	9,000	157,143
NH Foods Ltd	3,800	169,856
NHK Spring Co Ltd	6,500	41,618
Nichirei Corp	7,000	185,119
Nidec Corp	7,600	712,712
Nidec Corp ADR	4,142	97,006
Nifco Inc	6,800	185,755
Nihon Kohden Corp	2,500	82,229

	Shares	Value
Nihon M&A Center Inc	4,200	$240,279
Nihon Unisys Ltd	3,800	119,891
Nikon Corp	15,300	103,239
Nintendo Co Ltd	3,100	1,756,742
Nippo Corp	3,000	82,972
Nippon Electric Glass Co Ltd	3,800	71,014
Nippon Express Co Ltd	5,000	291,765
Nippon Kayaku Co Ltd	6,000	52,881
Nippon Paint Holdings Co Ltd	3,300	339,723
Nippon Paper Industries Co Ltd	6,000	74,521
Nippon Shinyaku Co Ltd	1,100	90,567
Nippon Shokubai Co Ltd	1,600	85,326
Nippon Steel Corp *	33,163	313,073
Nippon Telegraph & Telephone Corp	36,800	751,334
Nippon Yusen KK	12,000	208,212
Nipro Corp	14,300	166,960
Nishi-Nippon Railroad Co Ltd	2,000	57,915
Nissan Chemical Corp	4,000	213,240
Nissan Motor Co Ltd *	75,000	265,245
Nisshin Seifun Group Inc	7,240	114,907
Nissin Foods Holdings Co Ltd	1,800	169,106
Nitori Holdings Co Ltd	2,400	497,884
Nitto Denko Corp	8,600	560,279
NOF Corp	3,300	130,053
NOK Corp	6,700	69,901
Nomura Holdings Inc	63,400	289,733
Nomura Holdings Inc ADR	14,971	68,567
Nomura Real Estate Holdings Inc	7,900	150,346
Nomura Research Institute Ltd	12,546	369,410
NS Solutions Corp	2,800	86,276
NSK Ltd	19,000	145,433
NTT Data Corp	26,600	340,408
NTT DOCOMO Inc	49,900	1,833,630
Obayashi Corp	46,900	428,164
Obic Co Ltd	1,600	281,380
Odakyu Electric Railway Co Ltd	7,500	188,534
Oji Holdings Corp	64,300	295,463
Olympus Corp	42,400	881,739
Omron Corp	4,800	375,293
Ono Pharmaceutical Co Ltd	8,200	257,921
Open House Co Ltd	5,300	192,016
Oracle Corp Japan	1,100	118,774
Orient Corp	20,800	22,496
Oriental Land Co Ltd	3,300	462,809
ORIX Corp	42,800	534,583
Osaka Gas Co Ltd	8,900	173,275
Otsuka Corp	3,600	183,965
Otsuka Holdings Co Ltd	8,300	351,632
PALTAC Corp	1,300	65,754
Pan Pacific International Holdings Corp	11,600	270,144
Panasonic Corp	75,700	644,818
Panasonic Corp ADR	13,000	111,410
Park24 Co Ltd	7,600	123,391
PeptiDream Inc *	1,800	84,472
Persol Holdings Co Ltd	12,800	209,077
Pigeon Corp	4,400	196,598
Pola Orbis Holdings Inc	3,100	58,451
Rakuten Inc	20,000	215,659
Recruit Holdings Co Ltd	39,200	1,556,842
Relo Group Inc	6,900	165,745
Renesas Electronics Corp *	43,500	319,274
Rengo Co Ltd	12,800	96,753
Resona Holdings Inc	87,000	296,394
Ricoh Co Ltd	35,000	236,258
Rinnai Corp	1,400	136,558
Rohm Co Ltd	3,800	293,778
Rohto Pharmaceutical Co Ltd	5,900	193,996
Ryohin Keikaku Co Ltd	15,500	257,554
Sankyo Co Ltd	1,700	44,515
Sankyu Inc	4,900	193,505
Santen Pharmaceutical Co Ltd	12,400	253,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Sanwa Holdings Corp	14,100	$149,507
Sawai Pharmaceutical Co Ltd	2,700	136,232
SBI Holdings Inc	9,620	249,272
SCREEN Holdings Co Ltd	2,000	106,766
SCSK Corp	2,100	117,493
Secom Co Ltd	4,500	411,820
Sega Sammy Holdings Inc	9,100	110,911
Seibu Holdings Inc	17,200	185,213
Seiko Epson Corp	19,400	223,105
Seino Holdings Co Ltd	7,600	110,264
Sekisui Chemical Co Ltd	20,600	329,503
Sekisui House Ltd	18,900	334,922
Seria Co Ltd	3,200	136,550
Seven & i Holdings Co Ltd	27,600	857,534
Seven Bank Ltd	53,700	130,145
SG Holdings Co Ltd	3,900	202,931
Sharp Corp	5,700	70,904
SHIFT Inc *	200	29,995
Shikoku Electric Power Co Inc	8,700	66,341
Shimadzu Corp	4,200	127,833
Shimamura Co Ltd	1,100	106,858
Shimano Inc	1,600	315,832
Shimizu Corp	44,000	331,239
Shin-Etsu Chemical Co Ltd	12,000	1,570,251
Shinsei Bank Ltd	8,500	104,952
Shionogi & Co Ltd	6,300	337,202
Ship Healthcare Holdings Inc	2,200	107,728
Shiseido Co Ltd	12,100	700,468
SHO-BOND Holdings Co Ltd	1,000	49,901
Showa Denko KK	16,600	304,690
Skylark Holdings Co Ltd	11,800	168,594
SMC Corp	1,000	557,836
SMS Co Ltd	2,700	78,399
Softbank Corp	31,500	351,991
SoftBank Group Corp	64,000	3,959,970
Sohgo Security Services Co Ltd	2,700	128,618
Sojitz Corp	63,300	143,654
Sompo Holdings Inc	8,650	298,625
Sony Corp	28,100	2,153,641
Sony Corp ADR	12,142	931,898
Sotetsu Holdings Inc	4,300	115,917
Square Enix Holdings Co Ltd	3,400	225,016
Stanley Electric Co Ltd	6,200	178,679
Subaru Corp	19,100	370,785
Sugi Holdings Co Ltd	1,700	120,196
SUMCO Corp	26,400	372,480
Sumitomo Chemical Co Ltd	105,400	348,872
Sumitomo Corp	25,500	307,389
Sumitomo Dainippon Pharma Co Ltd	8,700	114,643
Sumitomo Electric Industries Ltd	39,800	448,041
Sumitomo Forestry Co Ltd	9,500	151,613
Sumitomo Heavy Industries Ltd	9,500	221,026
Sumitomo Metal Mining Co Ltd	10,500	325,650
Sumitomo Mitsui Financial Group Inc	28,800	805,271
Sumitomo Mitsui Trust Holdings Inc	12,900	343,189
Sumitomo Realty & Development Co Ltd	11,000	325,634
Sumitomo Rubber Industries Ltd	20,700	192,285
Sundrug Co Ltd	4,300	162,088
Suntory Beverage & Food Ltd	7,400	277,895
Sushiro Global Holdings Ltd	3,600	91,564
Suzuken Co Ltd	3,700	141,133
Suzuki Motor Corp	13,900	595,446
Sysmex Corp	5,100	487,978
T&D Holdings Inc	28,500	280,962
Taiheiyo Cement Corp	10,000	255,335
Taisei Corp	13,100	443,397
Taisho Pharmaceutical Holdings Co Ltd	1,200	79,028
Taiyo Nippon Sanso Corp	8,200	126,084
Taiyo Yuden Co Ltd	9,900	311,831
Takeda Pharmaceutical Co Ltd	28,227	1,008,916
Takeda Pharmaceutical Co Ltd ADR	5,060	90,270

	Shares	Value
TDK Corp	5,500	$600,560
TechnoPro Holdings Inc	2,000	125,223
Teijin Ltd	19,100	296,210
Terumo Corp	18,800	748,516
The Bank of Kyoto Ltd	3,300	159,556
The Chiba Bank Ltd	31,000	171,050
The Chugoku Bank Ltd	7,900	75,748
The Chugoku Electric Power Co Inc	6,300	78,768
The Hachijuni Bank Ltd	19,000	74,732
The Iyo Bank Ltd	14,100	93,472
The Kansai Electric Power Co Inc	19,000	184,146
The Shizuoka Bank Ltd	25,000	172,654
The Yokohama Rubber Co Ltd	13,100	186,484
THK Co Ltd	6,800	171,126
TIS Inc	9,900	210,276
Tobu Railway Co Ltd	6,100	188,501
Toda Corp	16,500	113,244
Toei Animation Co Ltd	700	45,677
Toei Co Ltd	400	66,624
Toho Co Ltd	3,200	131,932
Toho Gas Co Ltd	2,600	128,650
Toho Holdings Co Ltd	1,900	40,972
Tohoku Electric Power Co Inc	15,100	151,334
Tokai Carbon Co Ltd	20,300	217,044
Tokio Marine Holdings Inc	15,200	665,069
Tokyo Broadcasting System Holdings Inc	2,400	41,468
Tokyo Century Corp	3,300	179,869
Tokyo Electric Power Co Holdings Inc *	42,500	116,882
Tokyo Electron Ltd	5,000	1,306,272
Tokyo Gas Co Ltd	8,600	196,256
Tokyo Ohka Kogyo Co Ltd	1,000	51,778
Tokyo Tatemono Co Ltd	13,400	164,641
Tokyu Corp	11,200	145,357
Tokyu Fudosan Holdings Corp	37,900	163,717
Toppan Printing Co Ltd	11,500	162,552
Toray Industries Inc	86,900	397,568
Toshiba Corp	7,700	196,424
Toshiba TEC Corp	1,300	54,503
Tosoh Corp	18,600	301,990
TOTO Ltd	4,000	184,317
Toyo Seikan Group Holdings Ltd	6,800	67,269
Toyo Suisan Kaisha Ltd	2,600	137,296
Toyo Tire Corp	11,100	179,805
Toyoda Gosei Co Ltd	6,000	137,766
Toyota Boshoku Corp	7,000	99,249
Toyota Industries Corp	3,300	208,962
Toyota Motor Corp	66,332	4,402,455
Toyota Motor Corp ADR	1,628	215,612
Toyota Tsusho Corp	13,000	365,641
Trend Micro Inc	4,600	280,318
TS Tech Co Ltd	3,200	90,472
Tsumura & Co	3,400	105,958
Tsuruha Holdings Inc	1,300	184,297
TV Asahi Holdings Corp	2,100	33,349
Ube Industries Ltd	10,500	177,316
Unicharm Corp	9,900	442,760
Universal Entertainment Corp *	1,200	21,933
USS Co Ltd	8,500	152,094
Welcia Holdings Co Ltd	3,200	140,331
West Japan Railway Co	4,400	217,396
Workman Co Ltd	700	61,618
Yakult Honsha Co Ltd	2,800	155,470
Yamada Denki Co Ltd	32,600	162,574
Yamaguchi Financial Group Inc	10,000	65,001
Yamaha Corp	3,400	163,067
Yamaha Motor Co Ltd	22,400	325,487
Yamato Holdings Co Ltd	12,300	324,012
Yamazaki Baking Co Ltd	5,600	97,613
Yaoko Co Ltd	1,200	89,122
Yaskawa Electric Corp	6,300	246,476
Yokogawa Electric Corp	11,900	188,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Z Holdings Corp	80,900	$540,365
Zenkoku Hosho Co Ltd	4,200	165,981
Zensho Holdings Co Ltd	6,200	146,319
Zeon Corp	12,900	135,297
ZOZO Inc	2,800	78,133

		130,588,906

Jordan - 0.1%

Hikma Pharmaceuticals PLC	7,991	267,837

Luxembourg - 0.2%

ArcelorMittal SA *	25,458	338,676
ArcelorMittal SA ‘NY’ *	5,534	73,326
Eurofins Scientific SE *	643	509,363
SES SA	28,446	201,380

		1,122,745

Macau - 0.2%

Galaxy Entertainment Group Ltd	57,000	385,359
MGM China Holdings Ltd	39,600	49,353
Sands China Ltd	77,600	300,794
SJM Holdings Ltd	155,000	183,747
Wynn Macau Ltd *	87,600	140,581

		1,059,834

Mexico - 0.0%

Fresnillo PLC	9,041	139,647

Netherlands - 3.7%

ABN AMRO Bank NV CVA ~	18,344	153,347
Adyen NV * ~	414	763,616
Aegon NV	6,057	15,677
Aegon NV ‘NY’	54,589	139,748
Akzo Nobel NV	7,873	795,727
Argenx SE ADR *	1,121	294,285
ASM International NV	2,261	324,098
ASML Holding NV	10,928	4,035,702
Euronext NV ~	2,447	306,526
GrandVision NV * ~	2,742	76,538
Heineken NV	8,587	764,473
ING Groep NV *	143,183	1,021,878
Just Eat Takeaway * ~	2,252	252,068
Just Eat Takeaway.com * ~	2,955	330,802
Koninklijke Ahold Delhaize NV	70,057	2,070,738
Koninklijke DSM NV	7,018	1,155,384
Koninklijke KPN NV	318,941	748,337
Koninklijke Philips NV *	12,118	572,201
Koninklijke Philips NV ‘NY’ *	16,077	758,031
Koninklijke Vopak NV	3,121	175,862
NN Group NV	15,196	569,603
Randstad NV *	8,728	455,125
Royal Dutch Shell PLC ‘B’	41,221	499,889
Royal Dutch Shell PLC ‘B’ ADR	90,590	2,194,090
Wolters Kluwer NV	17,569	1,498,678

		19,972,423

New Zealand - 0.5%

a2 Milk Co Ltd *	25,011	254,549
Auckland International Airport Ltd *	31,816	154,431
Chorus Ltd	30,586	175,250
Contact Energy Ltd	21,314	94,317
EBOS Group Ltd	6,574	106,716
Fisher & Paykel Healthcare Corp Ltd	18,508	408,481
Fletcher Building Ltd *	48,194	123,316
Genesis Energy Ltd	17,697	34,491
Infratil Ltd	21,398	70,908
Mainfreight Ltd	3,612	110,318

	Shares	Value
Mercury NZ Ltd	13,101	$44,331
Meridian Energy Ltd	31,288	102,902
Port of Tauranga Ltd	17,167	83,765
Ryman Healthcare Ltd	19,182	180,213
Spark New Zealand Ltd	113,542	354,285
Vector Ltd	20,849	59,281
Xero Ltd *	1,385	101,029

		2,458,583

Norway - 0.7%

Aker ASA ‘A’	1,077	46,403
Aker BP ASA	7,123	111,348
DNB ASA *	25,322	352,751
Entra ASA ~	7,574	106,437
Equinor ASA	43,525	616,648
Gjensidige Forsikring ASA	5,515	111,925
Kongsberg Gruppen ASA	3,840	57,673
Leroy Seafood Group ASA	15,000	86,135
Mowi ASA	14,039	249,780
Norsk Hydro ASA *	74,389	205,330
Orkla ASA	21,051	212,457
Salmar ASA *	2,511	142,307
Scatec Solar ASA ~	2,661	61,455
Schibsted ASA ‘A’ *	1,590	70,541
Schibsted ASA ‘B’ *	2,209	88,006
SpareBank 1 SR-Bank ASA *	8,749	72,401
Storebrand ASA *	27,558	145,165
Telenor ASA	24,394	409,545
TGS NOPEC Geophysical Co ASA	8,755	106,846
Tomra Systems ASA *	4,331	187,620
Yara International ASA	4,387	168,811

		3,609,584

Portugal - 0.2%

EDP - Energias de Portugal SA	61,475	302,268
Galp Energia SGPS SA	34,212	317,333
Jeronimo Martins SGPS SA	11,557	185,841

		805,442

Russia - 0.0%

Evraz PLC	32,938	146,669

Singapore - 0.8%

BOC Aviation Ltd ~	21,100	144,579
CapitaLand Ltd	71,500	142,955
City Developments Ltd	25,300	142,426
ComfortDelGro Corp Ltd	84,531	87,851
DBS Group Holdings Ltd	49,504	727,775
Genting Singapore Ltd	179,400	88,556
Great Eastern Holdings Ltd	2,000	26,626
Jardine Cycle & Carriage Ltd	6,922	91,880
Keppel Corp Ltd	70,000	229,298
Olam International Ltd	32,100	29,778
Oversea-Chinese Banking Corp Ltd	85,087	529,134
SATS Ltd	40,200	83,954
Singapore Airlines Ltd	112,250	287,256
Singapore Exchange Ltd	32,200	217,178
Singapore Technologies Engineering Ltd	60,500	154,173
Singapore Telecommunications Ltd	251,200	393,146
United Overseas Bank Ltd	33,381	470,245
UOL Group Ltd	28,700	141,022
Venture Corp Ltd	14,700	208,725

		4,196,557

South Africa - 0.2%

Anglo American PLC	35,836	867,001
Investec PLC	36,544	67,254

		934,255

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Spain - 2.0%

Acciona SA	1,689	$183,300
ACS Actividades de Construccion y Servicios SA	21,821	493,256
Aena SME SA * ~	2,461	342,641
Amadeus IT Group SA	13,931	773,672
Banco Bilbao Vizcaya Argentaria SA	161,685	448,827
Banco Bilbao Vizcaya Argentaria SA ADR	121,184	332,044
Banco Santander SA *	415,032	774,139
CaixaBank SA (SIBE)	134,289	285,080
Cellnex Telecom SA ~	5,970	362,395
EDP Renovaveis SA	9,060	150,402
Enagas SA	13,066	301,474
Endesa SA	11,264	301,289
Ferrovial SA	9,553	232,046
Grifols SA	11,199	322,029
Iberdrola SA	203,050	2,499,258
Industria de Diseno Textil SA	30,142	833,860
Naturgy Energy Group SA	17,019	341,310
Red Electrica Corp SA	15,380	288,457
Repsol SA	68,821	464,928
Siemens Gamesa Renewable Energy SA	5,557	150,384
Telefonica SA	165,689	567,579
Telefonica SA ADR	26,692	91,820

		10,540,190

Sweden - 3.1%

AAK AB *	3,419	63,632
AddTech AB ‘B’	4,980	65,241
AF Poyry AB *	487	13,758
Alfa Laval AB *	17,913	395,420
Assa Abloy AB ‘B’	21,338	498,885
Atlas Copco AB ‘A’	20,922	997,535
Atlas Copco AB ‘B’	14,220	593,456
Axfood AB	5,116	117,190
Beijer Ref AB	2,291	75,440
BillerudKorsnas AB	8,746	146,334
Boliden AB	18,559	550,657
Castellum AB	5,615	127,541
Dometic Group AB * ~	13,438	165,913
Electrolux AB ‘B’	13,363	311,503
Electrolux Professional AB ‘B’ *	13,363	53,501
Elekta AB ‘B’	15,569	195,648
Epiroc AB ‘A’	24,470	354,478
Epiroc AB ‘B’	14,220	197,383
Essity AB ‘A’ *	303	10,382
Essity AB ‘B’ *	16,012	540,585
Evolution Gaming Group AB ~	3,464	228,877
Fabege AB	8,974	124,108
Fastighets AB Balder ‘B’ *	2,974	150,676
Getinge AB ‘B’	10,882	236,780
Hennes & Mauritz AB ‘B’	24,853	428,166
Hexagon AB ‘B’ *	6,266	473,290
Hexpol AB *	13,173	117,834
Holmen AB ‘B’	4,260	158,067
Hufvudstaden AB ‘A’	4,025	55,927
Husqvarna AB ‘B’	27,988	307,761
ICA Gruppen AB	4,983	253,145
Indutrade AB *	4,518	241,845
Intrum AB	3,771	92,415
Lifco AB ‘B’	2,159	166,993
Lundin Energy AB	4,805	95,287
Nibe Industrier AB ‘B’ *	8,544	219,590
Pandox AB *	3,627	41,581
Peab AB ‘B’ *	19,566	196,060
Saab AB ‘B’ *	5,831	171,446
Sagax AB ‘B’	2,049	35,796

	Shares	Value
Sandvik AB *	26,453	$517,297
Securitas AB ‘B’ *	23,362	357,133
Sinch AB * ~	1,188	96,879
Skandinaviska Enskilda Banken AB ‘A’ *	38,309	340,244
Skanska AB ‘B’ *	19,402	409,743
SKF AB ‘B’	25,446	524,965
SSAB AB ‘A’ *	13,264	44,049
SSAB AB ‘B’ *	35,856	113,942
Svenska Cellulosa AB SCA ‘A’ *	303	4,439
Svenska Cellulosa AB SCA ‘B’ *	29,158	399,740
Svenska Handelsbanken AB ‘A’ *	38,037	318,247
Sweco AB ‘B’	3,248	179,923
Swedbank AB ‘A’ *	23,129	362,099
Swedish Match AB	4,817	393,870
Swedish Orphan Biovitrum AB *	7,774	187,550
Tele2 AB ‘B’	27,247	384,154
Telefonaktiebolaget LM Ericsson ‘A’	2,470	29,412
Telefonaktiebolaget LM Ericsson ‘B’	56,920	622,889
Telefonaktiebolaget LM Ericsson ADR	4,153	45,226
Telia Co AB	91,829	375,685
Trelleborg AB ‘B’ *	14,599	257,805
Volvo AB ‘A’ *	10,757	207,726
Volvo AB ‘B’ *	64,281	1,234,829
Wallenstam AB ‘B’	4,592	69,810
Wihlborgs Fastigheter AB	3,864	76,304

		16,824,086

Switzerland - 8.5%

ABB Ltd	48,537	1,233,997
Adecco Group AG	9,538	503,275
Alcon Inc *	20,128	1,143,640
Baloise Holding AG	2,613	384,698
Banque Cantonale Vaudoise	1,580	160,340
Barry Callebaut AG	166	369,742
Chocoladefabriken Lindt & Spruengli AG	4	356,390
Cie Financiere Richemont SA	12,214	820,083
Clariant AG	6,501	128,246
Coca-Cola HBC AG	11,211	276,831
Credit Suisse Group AG	59,172	590,696
Credit Suisse Group AG ADR	34,332	342,290
EMS-Chemie Holding AG	310	278,524
Geberit AG	1,262	746,629
Givaudan SA	268	1,157,172
Julius Baer Group Ltd	11,543	490,258
Kuehne + Nagel International AG	2,355	457,278
LafargeHolcim Ltd (XVTX)	20,927	952,587
Logitech International SA	7,499	580,223
Lonza Group AG	1,540	950,388
Nestle SA	89,053	10,598,373
Novartis AG	55,762	4,841,497
Novartis AG ADR	3,503	304,621
Partners Group Holding AG	612	562,920
Roche Holding AG	22,441	7,688,433
Schindler Holding AG	1,051	285,239
SGS SA	184	493,090
Sika AG	4,771	1,171,527
Sonova Holding AG *	2,181	552,698
STMicroelectronics NV	36,075	1,106,420
Straumann Holding AG	254	256,947
Swiss Life Holding AG	1,496	566,074
Swiss Prime Site AG	2,584	234,678
Swiss Re AG	11,630	862,701
Swisscom AG	2,148	1,137,920
Temenos AG	3,132	420,955
The Swatch Group AG	1,438	335,177
The Swatch Group AG - Registered	2,209	99,475
UBS Group AG *	50,296	560,800
UBS Group AG (XVTX)	37,929	423,777
Vifor Pharma AG	2,306	313,673
Zurich Insurance Group AG	3,536	1,233,056

		45,973,338

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
United Arab Emirates - 0.0%

NMC Health PLC *	4,009	$902

United Kingdom - 11.3%

3i Group PLC	40,784	523,720
Admiral Group PLC	8,715	293,916
Ashtead Group PLC	20,765	747,776
ASOS PLC *	1,458	96,805
Associated British Foods PLC	12,338	297,043
AstraZeneca PLC ADR	82,313	4,510,752
Auto Trader Group PLC ~	52,445	380,772
Avast PLC ~	27,007	183,353
AVEVA Group PLC	1,553	95,786
Aviva PLC	177,712	657,487
B&M European Value Retail SA	48,143	306,921
BAE Systems PLC	158,652	985,309
Barclays PLC *	75,996	95,873
Barclays PLC ADR *	131,862	660,629
Barratt Developments PLC	44,315	271,771
Bellway PLC	6,587	199,647
Berkeley Group Holdings PLC	6,523	355,586
boohoo Group PLC *	30,622	147,834
BP PLC	45,205	130,732
BP PLC ADR	103,390	1,805,189
British American Tobacco PLC	25,244	905,534
British American Tobacco PLC ADR	22,180	801,807
BT Group PLC	662,651	839,328
Bunzl PLC	11,064	357,217
Burberry Group PLC	23,491	470,858
Centrica PLC	205,734	106,452
CK Hutchison Holdings Ltd	66,780	404,670
CNH Industrial NV *	87,323	675,386
Coca-Cola European Partners PLC	12,348	485,075
Compass Group PLC	68,183	1,024,229
ConvaTec Group PLC ~	57,449	132,345
Croda International PLC	4,647	374,853
DCC PLC	4,826	373,594
Dechra Pharmaceuticals PLC	1,448	60,208
Diageo PLC ADR	18,726	2,577,821
Direct Line Insurance Group PLC	80,400	280,412
DS Smith PLC	93,992	357,086
Experian PLC	30,254	1,136,775
Fiat Chrysler Automobiles NV *	85,739	1,051,716
G4S PLC *	17,490	45,110
GlaxoSmithKline PLC	15,059	282,318
GlaxoSmithKline PLC ADR	71,353	2,685,727
GVC Holdings PLC *	29,518	369,690
Halma PLC	14,881	449,583
Hargreaves Lansdown PLC	11,352	228,351
Hiscox Ltd *	4,986	57,533
HomeServe PLC	16,751	266,923
Howden Joinery Group PLC	38,751	294,937
HSBC Holdings PLC	24,082	94,215
HSBC Holdings PLC ADR	82,391	1,613,216
Imperial Brands PLC	57,658	1,018,441
Informa PLC *	39,104	189,524
InterContinental Hotels Group PLC *	2,022	106,136
InterContinental Hotels Group PLC ADR *	2,767	145,212
Intermediate Capital Group PLC	12,074	185,696
International Consolidated Airlines Group SA	40,150	49,036
Intertek Group PLC	5,159	420,956
ITV PLC	219,113	191,013
J Sainsbury PLC	97,734	240,634
JD Sports Fashion PLC	20,733	216,424
Johnson Matthey PLC	11,914	362,042
Kingfisher PLC	111,306	426,346

	Shares	Value
Legal & General Group PLC	274,548	$669,749
Lloyds Banking Group PLC *	1,484,114	503,830
Lloyds Banking Group PLC ADR	75,365	97,974
London Stock Exchange Group PLC	8,450	969,357
M&G PLC	136,660	280,895
Melrose Industries PLC *	192,041	284,769
Mondi PLC	26,745	565,512
National Grid PLC	27,031	310,482
National Grid PLC ADR	11,106	641,816
Natwest Group PLC *	76,324	104,522
Natwest Group PLC ADR *	42,754	115,008
Next PLC	4,473	342,932
Ninety One PLC *	18,272	47,910
Ocado Group PLC *	7,669	271,247
Pearson PLC	16,763	118,910
Pearson PLC ADR	24,554	174,579
Pennon Group PLC	16,981	225,923
Persimmon PLC	18,396	586,251
Phoenix Group Holdings PLC	29,822	265,208
Prudential PLC	10,345	148,433
Prudential PLC ADR	20,981	599,847
Reckitt Benckiser Group PLC	19,594	1,910,518
RELX PLC	37,392	832,410
RELX PLC ADR	21,073	471,403
Rentokil Initial PLC *	78,389	541,813
Rightmove PLC	48,028	388,276
Rolls-Royce Holdings PLC *	52,679	87,465
RSA Insurance Group PLC	44,280	258,544
Schroders PLC	4,462	154,964
Schroders PLC - Non-Voting	1,879	44,822
Severn Trent PLC	8,933	281,253
Smith & Nephew PLC	24,457	479,096
Smith & Nephew PLC ADR	1,812	70,849
Smiths Group PLC	14,240	251,900
Spectris PLC	4,422	138,828
Spirax-Sarco Engineering PLC	2,764	393,598
SSE PLC	59,531	926,550
St James’s Place PLC	33,728	405,761
Standard Chartered PLC *	119,846	551,482
Standard Life Aberdeen PLC	130,797	380,907
Subsea 7 SA *	14,359	103,203
Tate & Lyle PLC	32,467	278,636
Taylor Wimpey PLC	241,132	337,172
Tesco PLC	433,352	1,188,816
The Sage Group PLC	36,903	342,946
The Weir Group PLC	8,187	131,794
Travis Perkins PLC	11,434	159,976
Unilever NV	12,940	785,812
Unilever NV ‘NY’	35,689	2,155,616
Unilever PLC	2,665	164,306
Unilever PLC ADR	31,825	1,962,966
United Utilities Group PLC	21,510	237,608
Vodafone Group PLC	619,626	821,270
Vodafone Group PLC ADR	17,315	232,367
Whitbread PLC *	8,821	241,013
Wm Morrison Supermarkets PLC	127,056	278,879
WPP PLC	53,083	416,911
WPP PLC ADR	2,647	103,868

		60,940,082

United States - 0.5%

Bausch Health Cos Inc *	12,459	193,628
BRP Inc	1,000	52,833
Carnival PLC	1,157	14,720
Carnival PLC ADR	4,044	52,248
Ferguson PLC	8,703	875,786
James Hardie Industries PLC	17,369	416,366
Ovintiv Inc	9,427	76,924
QIAGEN NV *	6,766	351,423
Tenaris SA	10,919	54,399
Tenaris SA ADR	2,149	21,168
Waste Connections Inc	6,727	698,374

		2,807,869

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Zambia - 0.1%

First Quantum Minerals Ltd	34,740	$309,687

Total Common Stocks (Cost $496,819,031)		528,379,953

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/20 (Dated 09/30/20, repurchase price of $685,142; collateralized by U.S. Treasury Notes: 2.500% due 01/31/25 and value $698,915)	$685,142	685,142

Total Short-Term Investment (Cost $685,142)		685,142

TOTAL INVESTMENTS - 98.9% (Cost $500,557,780)		531,946,043

OTHER ASSETS & LIABILITIES, NET - 1.1%		5,809,914

NET ASSETS - 100.0%		$537,755,957

Notes to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Preferred Stocks	$2,880,948	$-	$2,880,948	$-
Common Stocks
Australia	35,526,162	4,127,227	31,398,935	-
Austria	711,145	-	711,145	-
Belgium	4,726,956	86,747	4,640,209	-
Brazil	488,979	488,979	-	-
Cambodia	145,807	-	145,807	-
Canada	45,704,559	45,330,434	374,125	-
Chile	489,582	237,093	252,489	-
China	1,652,741	-	1,652,741	-
Colombia	217,155	-	217,155	-
Denmark	13,081,330	1,276,811	11,804,519	-
Finland	7,287,595	165,115	7,122,480	-
France	47,046,254	117,515	46,928,739	-
Germany	39,620,194	956,608	38,663,586	-
Hong Kong	12,735,010	94,405	12,640,605	-
Ireland	4,649,649	1,597,235	3,052,414	-
Israel	2,258,371	585,862	1,672,509	-
Italy	9,339,828	46,841	9,292,987	-
Japan	130,588,906	2,157,858	128,431,048	-
Jordan	267,837	-	267,837	-
Luxembourg	1,122,745	73,326	1,049,419	-
Macau	1,059,834	-	1,059,834	-
Mexico	139,647	-	139,647	-
Netherlands	19,972,423	6,451,185	13,521,238	-
New Zealand	2,458,583	-	2,458,583	-
Norway	3,609,584	-	3,609,584	-
Portugal	805,442	-	805,442	-
Russia	146,669	-	146,669	-
Singapore	4,196,557	-	4,196,557	-
South Africa	934,255	-	934,255	-
Spain	10,540,190	423,864	10,116,326	-
Sweden	16,824,086	45,226	16,778,860	-
Switzerland	45,973,338	2,098,349	43,874,989	-
United Arab Emirates	902	-	902	-
United Kingdom	60,940,082	21,587,559	39,352,523	-
United States	2,807,869	1,446,598	1,361,271	-
Zambia	309,687	309,687	-	-

Total Common Stocks	528,379,953	89,704,524	438,675,429	-

Short-Term Investment	685,142	-	685,142	-

Total	$531,946,043	$89,704,524	$442,241,519	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 287 and 288

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2020 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2020. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2020.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
l	Total shares owned by the Fund as of September 30, 2020 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
OCC	Options Clearing Corporation
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2020 (Unaudited)

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2020 is as follows:

				Net	Change in	As of September 30, 2020
	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$ 54,071,373	$ 8,494,664	$ 6,374,415	$ 340,001	$ 532,388	$ 57,064,011	5,036,236
PD Aggregate Bond Index ‘P’	204,391,873	34,063,639	33,376,561	6,171,751	5,275,112	216,525,814	15,337,656
PD High Yield Bond Market ‘P’	83,188,645	4,403,637	922,476	242,920	485,971	87,398,697	5,133,682
PD Large-Cap Growth Index ‘P’	72,834,727	13,256,270	22,727,349	13,940,966	7,676,300	84,980,914	1,465,669
PD Large-Cap Value Index ‘P’	75,187,124	16,748,887	8,606,002	3,952,829	(8,496,687)	78,786,151	2,638,950
PD Small-Cap Growth Index ‘P’	5,783,506	1,234,220	1,425,565	432,650	357,663	6,382,474	179,890
PD Small-Cap Value Index ‘P’	5,800,114	1,686,246	595,535	66,017	(854,774)	6,102,068	285,426
PD Emerging Markets ‘P’	20,523,898	3,653,665	2,337,001	425,366	(636,013)	21,629,915	1,233,633
PD International Large-Cap ‘P’	51,900,156	4,499,464	4,717,624	401,201	(3,234,826)	48,848,371	2,610,402
Total	$ 573,681,416	$88,040,692	$81,082,528	$25,973,701	$ 1,105,134	$ 607,718,415

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$ 160,351,673	$ 6,026,142	$45,476,372	$ 2,289,583	$(1,838,018)	$ 121,353,008	10,710,120
PD Aggregate Bond Index ‘P’	589,390,737	90,287,155	122,127,544	22,136,371	9,441,738	589,128,457	41,731,050
PD High Yield Bond Market ‘P’	238,285,412	18,376,416	1,617,254	448,740	3,603,206	259,096,520	15,218,980
PD Large-Cap Growth Index ‘P’	493,226,081	35,468,796	126,843,927	87,384,764	35,383,804	524,619,518	9,048,131
PD Large-Cap Value Index ‘P’	500,757,099	71,778,860	35,314,818	17,130,252	(50,572,130)	503,779,263	16,874,136
PD Small-Cap Growth Index ‘P’	38,685,548	5,261,600	8,467,973	3,262,302	869,468	39,610,945	1,116,437
PD Small-Cap Value Index ‘P’	38,665,411	7,848,850	3,249,581	456,599	(5,939,104)	37,782,175	1,767,274
PD Emerging Markets ‘P’	130,680,149	13,015,420	12,382,710	2,347,569	(5,228,869)	128,431,559	7,324,920
PD International Large-Cap ‘P’	346,017,578	8,065,637	25,581,246	5,330,086	(27,628,768)	306,203,287	16,363,156
Total	$2,536,059,688	$256,128,876	$381,061,425	$140,786,266	$(41,908,673)	$2,510,004,732

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$ 25,945,001	$ 6,178,391	$ 15,467,149	$ 368,498	$ (802,310)	$ 16,222,431	1,431,725
PD Aggregate Bond Index ‘P’	103,628,811	46,975,848	26,897,889	3,953,919	1,959,366	129,620,055	9,181,666
PD High Yield Bond Market ‘P’	43,295,616	24,300,624	535,266	134,337	3,031,495	70,226,806	4,125,028
PD Large-Cap Growth Index ‘P’	222,076,232	19,317,444	9,194,580	6,696,238	53,155,874	292,051,208	5,037,017
PD Large-Cap Value Index ‘P’	225,777,301	76,424,935	97,287	55,922	(15,734,668)	286,426,203	9,593,874
PD Small-Cap Growth Index ‘P’	17,357,712	3,022,103	507,573	166,776	1,736,493	21,775,511	613,744
PD Small-Cap Value Index ‘P’	17,354,450	7,086,240	301,105	26,475	(2,615,675)	21,550,385	1,008,027
PD Emerging Markets ‘P’	52,696,440	13,763,443	822,708	159,022	(788,223)	65,007,974	3,707,642
PD International Large-Cap ‘P’	160,437,160	34,122,582	2,402,338	(45,834)	(9,406,443)	182,705,127	9,763,555
Total	$ 868,568,723	$231,191,610	$ 56,225,895	$ 11,515,353	$ 30,535,909	$1,085,585,700

Portfolio Optimization Conservative
Core Income ‘P’	$ 58,799,482	$ 4,127,020	$ 34,912,172	$ 5,317,401	$ (2,763,958)	$ 30,567,773	2,436,917
Diversified Bond ‘P’	429,732,984	27,332,618	31,704,297	8,326,317	23,420,546	457,108,168	28,624,719
Floating Rate Income ‘P’	38,727,399	3,597,394	23,809,670	2,278,239	(4,283,064)	16,510,298	1,269,376
High Yield Bond ‘P’	77,430,693	30,311,678	46,407,585	4,504,471	(3,752,755)	62,086,502	6,438,284
Inflation Managed ‘P’	26,319,095	20,779,665	1,428,892	200,322	3,892,978	49,763,168	3,571,584
Inflation Strategy ‘P’ (1)	27,847,139	245,270	28,085,810	2,007,290	(2,013,889)	-	-
Managed Bond ‘P’	286,483,079	101,679,263	18,986,884	3,317,592	20,672,031	393,165,081	24,034,656
Short Duration Bond ‘P’	209,150,116	101,272,007	6,340,170	535,631	9,384,636	314,002,220	28,194,669
Emerging Markets Debt ‘P’	62,251,614	38,560,249	47,892,540	(7,529,265)	3,862,377	49,252,435	4,074,162
Comstock ‘P’	16,240,639	7,398,193	6,930,666	(1,212,771)	(2,303,516)	13,191,879	818,401
Dividend Growth ‘P’	16,272,517	17,920,804	8,831,596	1,814,163	3,704,078	30,879,966	1,068,985
Equity Index ‘P’	11,606,808	8,732,854	5,954,337	1,651,874	1,553,654	17,590,853	205,061
Growth ‘P’	15,453,986	16,925,805	11,470,392	3,518,582	6,214,958	30,642,939	580,804
Large-Cap Growth ‘P’	13,109,919	11,851,232	9,786,971	2,701,510	5,146,003	23,021,693	1,045,252
Large-Cap Value ‘P’	17,016,875	18,533,794	8,457,880	1,577,161	1,960,660	30,630,610	1,158,271
Main Street Core ‘P’	7,738,184	7,387,290	4,318,324	1,356,446	1,203,073	13,366,669	245,649
Mid-Cap Equity ‘P’	21,641,994	6,888,458	15,018,358	(3,409,287)	(108,247)	9,994,560	335,168
Mid-Cap Growth ‘P’	20,069,366	6,166,502	14,700,310	129,050	289,898	11,954,506	475,950
Mid-Cap Value ‘P’	27,881,925	12,126,244	14,759,540	(2,114,387)	(3,328,899)	19,805,343	754,322
Small-Cap Equity ‘P’	4,639,944	1,777,661	4,092,521	(1,890,573)	(434,511)	-	-
Small-Cap Value ‘P’	3,092,832	1,380,843	2,764,784	(1,464,205)	(244,686)	-	-
Value Advantage ‘P’	18,580,048	14,746,296	7,381,587	1,263,621	(2,493,926)	24,714,452	1,533,416
Emerging Markets ‘P’	23,159,102	7,756,581	6,661,204	956,140	(327,636)	24,882,983	1,183,299
International Equity Income ‘P’	960,207	10,774,382	3,061,128	(998,236)	(304,888)	7,370,337	850,503
International Large-Cap ‘P’	17,826,415	5,308,415	7,911,906	(490,525)	(767,440)	13,964,959	1,227,445
International Value ‘P’	18,992,719	8,091,457	12,718,424	(1,415,168)	(1,513,823)	11,436,761	1,039,797
Real Estate ‘P’	7,845,666	2,307,358	7,268,159	(2,004,827)	(880,038)	-	-
Currency Strategies ‘P’ (2)	69,578,552	4,704,154	64,378,873	(9,659,079)	(244,754)	-	-
Total	$1,548,449,299	$498,683,487	$456,034,980	$ 9,267,487	$ 55,538,862	$1,655,904,155

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

				Net	Change in	As of September 30, 2020
	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$ 69,027,011	$ 105,137	$ 48,325,099	$ 6,289,595	$(4,744,737)	$ 22,351,907	1,781,934
Diversified Bond ‘P’	506,326,922	6,241,423	55,237,728	12,279,750	17,403,125	487,013,492	30,497,430
Floating Rate Income ‘P’	60,873,228	20,310	34,530,615	2,616,244	(6,301,560)	22,677,607	1,743,543
High Yield Bond ‘P’	171,299,164	11,957,138	12,122,095	3,933,588	(2,764,349)	172,303,446	17,867,628
Inflation Managed ‘P’	41,277,221	21,003,642	1,731,541	186,467	5,077,759	65,813,548	4,723,546
Inflation Strategy ‘P’ (1)	43,497,070	-	43,391,694	2,903,817	(3,009,193)	-	-
Managed Bond ‘P’	334,500,878	64,726,412	52,217,887	9,585,698	12,839,522	369,434,623	22,583,985
Short Duration Bond ‘P’	145,391,681	80,225,192	3,933,422	235,638	6,700,355	228,619,444	20,528,038
Emerging Markets Debt ‘P’	98,664,622	23,840,983	13,501,717	(1,118,698)	(870,551)	107,014,639	8,852,252
Comstock ‘P’	51,848,819	158,257	7,926,327	2,964,155	(13,339,554)	33,705,350	2,091,020
Dividend Growth ‘P’	52,947,479	28,609,337	15,389,071	4,767,992	6,421,322	77,357,059	2,677,903
Equity Index ‘P’	40,666,188	9,353,898	11,815,850	3,360,351	2,284,434	43,849,021	511,159
Growth ‘P’	61,576,799	17,966,442	25,328,577	15,470,830	4,744,687	74,430,181	1,410,744
Large-Cap Growth ‘P’	51,771,584	10,828,344	22,414,731	6,647,279	10,212,424	57,044,900	2,590,005
Large-Cap Value ‘P’	54,137,212	29,056,780	12,460,105	3,367,911	2,749,954	76,851,752	2,906,085
Main Street Core ‘P’	24,612,715	11,636,428	8,270,860	3,242,932	2,241,282	33,462,497	614,965
Mid-Cap Equity ‘P’	51,606,633	52,777	22,404,966	(243,772)	(5,900,264)	23,110,408	775,009
Mid-Cap Growth ‘P’	35,606,279	28,618	15,991,099	3,382,688	260,027	23,286,513	927,116
Mid-Cap Value ‘P’	72,546,089	115,123	15,217,597	2,966	(11,895,987)	45,550,594	1,734,876
Small-Cap Equity ‘P’	9,835,411	24,140	5,742,580	(2,874,866)	(1,242,105)	-	-
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	2,365,493	3,263,736	2,386,918	1,089,539	1,556,425	5,888,275	188,920
Small-Cap Growth ‘P’ (3)	4,900,290	6,498	3,026,110	(887,402)	(993,276)	-	-
Small-Cap Index ‘P’	9,817,549	3,901,853	3,127,585	710,454	136,825	11,439,096	478,500
Small-Cap Value ‘P’	9,818,265	31,285	1,733,258	(457,145)	(2,068,335)	5,590,812	272,536
Value Advantage ‘P’	56,603,124	19,940,624	8,624,905	1,142,833	(5,755,572)	63,306,104	3,927,848
Emerging Markets ‘P’	61,788,207	15,180,812	12,050,875	4,288,432	(153,435)	69,053,141	3,283,791
International Equity Income ‘P’	3,619,492	35,517,848	4,211,987	(874,841)	(2,365,443)	31,685,069	3,656,310
International Large-Cap ‘P’	77,582,873	72,090	15,318,112	898,152	(5,067,241)	58,167,762	5,112,635
International Small-Cap ‘P’	12,338,861	2,327,511	3,133,773	92,736	(16,962)	11,608,373	836,934
International Value ‘P’	89,481,191	8,762,020	42,008,419	(100,163)	(10,670,792)	45,463,837	4,133,439
Real Estate ‘P’	24,123,023	13,327	8,278,260	(1,757,937)	(2,784,062)	11,316,091	414,359
Currency Strategies ‘P’ (2)	109,523,025	83,138	94,655,897	(8,639,704)	(6,310,562)	-	-
Total	$2,439,974,398	$ 405,051,123	$ 626,509,660	$72,505,519	($13,625,839)	$2,277,395,541
Portfolio Optimization Moderate
Core Income ‘P’	$ 247,737,993	$ 9,690,217	$ 32,820,756	$ 3,214,788	$ 10,482,814	$ 238,305,056	18,998,101
Diversified Bond ‘P’	1,823,027,694	150,213,080	265,040,588	64,333,238	35,709,671	1,808,243,095	113,234,578
Floating Rate Income ‘P’	199,477,612	546,616	95,739,462	1,152,749	(14,071,229)	91,366,286	7,024,598
High Yield Bond ‘P’	351,064,605	72,243,375	13,851,002	4,388,173	9,708,434	423,553,585	43,921,917
Inflation Managed ‘P’	69,552,479	21,078,177	9,977,233	816,261	5,639,641	87,109,325	6,251,979
Inflation Strategy ‘P’ (1)	78,974,779	-	78,437,175	5,317,756	(5,855,360)	-	-
Managed Bond ‘P’	1,204,325,996	156,196,637	229,599,490	43,247,091	30,043,735	1,204,213,969	73,615,054
Short Duration Bond ‘P’	346,891,153	58,582,867	12,605,429	760,969	11,489,282	405,118,842	36,376,149
Emerging Markets Debt ‘P’	302,195,680	81,512,062	12,091,477	95,909	(1,887,062)	369,825,112	30,591,935
Comstock ‘P’	293,774,915	217,870	43,075,130	15,367,106	(76,827,712)	189,457,049	11,753,576
Dividend Growth ‘P’	348,587,734	148,322,882	72,182,670	28,356,796	31,820,559	484,905,301	16,786,180
Equity Index ‘P’	267,990,233	38,548,697	58,635,382	22,026,243	6,100,197	276,029,988	3,217,749
Growth ‘P’	470,108,272	89,849,513	150,758,690	62,903,663	71,147,913	543,250,671	10,296,734
Large-Cap Growth ‘P’	399,868,020	36,394,354	134,252,417	51,647,174	55,512,042	409,169,173	18,577,474
Large-Cap Value ‘P’	302,843,731	145,738,224	48,927,774	18,634,092	11,015,214	429,303,487	16,233,754
Main Street Core ‘P’	171,664,529	51,830,046	40,708,025	24,356,593	2,066,141	209,209,284	3,844,792
Mid-Cap Equity ‘P’	272,261,707	-	114,453,819	4,922,921	(38,941,927)	123,788,882	4,151,267
Mid-Cap Growth ‘P’	216,709,516	83,227	77,181,812	22,041,945	16,334,448	177,987,324	7,086,283
Mid-Cap Value ‘P’	368,228,320	-	80,332,601	2,601,302	(70,263,130)	220,233,891	8,388,003
Small-Cap Equity ‘P’	60,510,287	62,071	13,572,599	(1,239,937)	(13,479,531)	32,280,291	1,345,636
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	9,382,846	8,731,804	6,530,027	3,177,742	4,716,444	19,478,809	624,962
Small-Cap Growth ‘P’ (3)	15,076,037	-	9,257,347	(1,482,497)	(4,336,193)	-	-
Small-Cap Index ‘P’	50,364,018	15,958,513	12,469,954	3,278,615	(589,293)	56,541,899	2,365,160
Small-Cap Value ‘P’	65,425,518	55,651	14,284,249	(5,726,711)	(13,198,377)	32,271,832	1,573,159
Value Advantage ‘P’	323,119,871	93,512,854	31,803,129	5,863,042	(37,745,725)	352,946,913	21,898,707
Emerging Markets ‘P’	354,702,537	57,393,153	48,387,390	10,464,370	3,827,963	378,000,633	17,975,651
International Equity Income ‘P’	17,823,665	163,904,580	13,501,307	(2,764,224)	(16,829,388)	148,633,326	17,151,598
International Large-Cap ‘P’	389,060,071	93,751	80,905,178	10,814,883	(37,647,657)	281,415,870	24,734,949
International Small-Cap ‘P’	50,619,999	7,931,657	10,503,473	397,101	(592,185)	47,853,099	3,450,085
International Value ‘P’	441,712,712	28,366,341	192,741,125	19,249,590	(77,626,049)	218,961,469	19,907,335
Real Estate ‘P’	147,042,928	-	31,337,606	(1,794,345)	(20,776,924)	93,134,053	3,410,268
Currency Strategies ‘P’ (2)	342,459,865	874,484	296,149,020	(20,937,515)	(26,247,814)	-	-
Total	$10,002,585,322	$1,437,932,703	$2,332,113,336	$395,484,883	($151,301,058)	9,352,588,514

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

				Net	Change in	As of September 30, 2020
	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$ 135,006,592	$ 6,832,848	$ 24,593,108	$ 2,380,680	$ 4,307,028	$ 123,934,040	9,880,241
Diversified Bond ‘P’	991,062,145	134,403,985	187,641,399	33,945,563	15,875,926	987,646,220	61,847,715
Floating Rate Income ‘P’	85,408,123	179,361	11,297,666	(188,721)	205,607	74,306,704	5,712,991
High Yield Bond ‘P’	215,755,247	22,121,301	7,307,972	1,232,366	1,922,215	233,723,157	24,236,766
Inflation Managed ‘P’	21,171,160	-	20,561,329	984,718	(1,594,549)	-	-
Inflation Strategy ‘P’ (1)	20,971,657	-	20,594,741	1,176,888	(1,553,804)	-	-
Managed Bond ‘P’	649,970,277	117,587,100	152,824,290	23,879,689	14,135,863	652,748,639	39,903,312
Short Duration Bond ‘P’	126,728,081	62,030,021	6,363,497	279,122	6,283,985	188,957,712	16,966,759
Emerging Markets Debt ‘P’	215,033,164	31,048,781	5,208,616	(37,924)	(7,917,909)	232,917,496	19,266,937
Comstock ‘P’	351,557,151	-	62,077,093	5,221,051	(86,157,685)	208,543,424	12,937,661
Dividend Growth ‘P’	428,971,725	117,452,452	57,089,029	23,405,940	27,818,993	540,560,081	18,712,806
Equity Index ‘P’	320,097,910	18,659,659	52,099,580	16,511,304	6,190,920	309,360,213	3,606,288
Growth ‘P’	570,074,175	66,180,462	149,548,177	73,592,279	69,645,788	629,944,527	11,939,923
Large-Cap Growth ‘P’	487,325,807	7,683,303	136,879,282	71,805,373	40,006,856	469,942,057	21,336,741
Large-Cap Value ‘P’	362,811,064	121,896,752	31,784,792	9,116,942	9,612,492	471,652,458	17,835,145
Main Street Core ‘P’	205,857,301	38,479,816	34,902,194	20,018,127	2,426,098	231,879,148	4,261,412
Mid-Cap Equity ‘P’	279,181,436	-	99,571,501	17,691,677	(42,562,793)	154,738,819	5,189,175
Mid-Cap Growth ‘P’	253,218,144	-	85,730,925	22,539,348	19,933,179	209,959,746	8,359,215
Mid-Cap Value ‘P’	340,868,487	20,820,689	39,445,656	6,967,759	(45,181,861)	284,029,418	10,817,771
Small-Cap Equity ‘P’	69,997,471	-	11,056,987	3,655,687	(19,260,177)	43,335,994	1,806,504
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	20,259,477	20,152,922	12,688,768	7,831,685	10,289,065	45,844,381	1,470,880
Small-Cap Growth ‘P’ (3)	30,427,229	-	18,685,224	(7,477,340)	(4,264,665)	-	-
Small-Cap Index ‘P’	69,948,453	14,547,127	12,305,164	3,288,273	(2,980,786)	72,497,903	3,032,603
Small-Cap Value ‘P’	69,837,064	-	11,386,591	(1,363,254)	(17,696,573)	39,390,646	1,920,181
Value Advantage ‘P’	385,228,718	66,899,855	17,878,216	2,737,253	(53,654,563)	383,333,047	23,784,025
Emerging Markets ‘P’	441,442,131	1,449,072	32,441,978	11,757,076	(18,065,446)	404,140,855	19,218,737
International Equity Income ‘P’	20,998,491	200,587,864	8,396,402	(1,773,205)	(21,479,761)	189,936,987	21,917,849
International Large-Cap ‘P’	455,421,834	33,071	68,580,105	9,266,510	(35,270,172)	360,871,138	31,718,642
International Small-Cap ‘P’	87,919,031	9,581,727	13,549,448	532,642	(2,560,443)	81,923,509	5,906,474
International Value ‘P’	523,482,856	37,818,326	213,978,897	23,317,850	(90,427,105)	280,213,030	25,476,147
Real Estate ‘P’	167,943,354	-	54,287,363	3,346,643	(37,634,289)	79,368,345	2,906,212
Currency Strategies ‘P’ (2)	250,178,009	-	216,323,398	(16,523,525)	(17,331,086)	-	-
Total	$8,654,153,764	$1,116,446,494	$1,877,079,388	$369,118,476	($276,939,652)	$7,985,699,694

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

				Net	Change in	As of September 30, 2020
	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$ 13,349,029	$ 1,768,653	$ 2,768,168	$ 102,448	$ 542,743	$ 12,994,705	1,035,961
Diversified Bond ‘P’	102,077,309	16,829,991	21,794,437	1,798,251	2,936,971	101,848,085	6,377,862
Floating Rate Income ‘P’	9,657,583	169,046	1,509,191	(40,389)	(8,156)	8,268,893	635,745
High Yield Bond ‘P’	48,869,598	4,370,236	1,364,264	103,055	275,537	52,254,162	5,418,684
Managed Bond ‘P’	66,361,329	14,919,285	17,348,184	1,337,389	2,434,865	67,704,684	4,138,869
Short Duration Bond ‘P’	9,545,026	5,597,465	343,637	15,799	584,468	15,399,121	1,382,707
Emerging Markets Debt ‘P’	38,804,479	13,877,600	808,535	(2,272)	135,110	52,006,382	4,301,968
Comstock ‘P’	94,011,453	381,578	20,226,973	(2,155,174)	(21,396,481)	50,614,403	3,140,027
Dividend Growth ‘P’	103,711,044	25,654,944	10,968,848	4,880,342	6,761,399	130,038,881	4,501,613
Equity Index ‘P’	77,892,426	2,624,453	10,810,128	4,411,218	529,334	74,647,303	870,182
Growth ‘P’	126,828,488	20,318,120	31,541,403	15,913,775	19,572,397	151,091,377	2,863,775
Large-Cap Growth ‘P’	106,968,141	7,435,262	29,254,001	16,043,009	12,295,528	113,487,939	5,152,684
Large-Cap Value ‘P’	96,571,633	21,064,144	5,189,304	1,603,269	(447,410)	113,602,332	4,295,778
Main Street Core ‘P’	49,882,405	7,782,211	7,163,587	2,975,621	1,968,567	55,445,217	1,018,957
Mid-Cap Equity ‘P’	77,521,263	22,697	24,788,795	11,053,239	(16,494,820)	47,313,584	1,586,664
Mid-Cap Growth ‘P’	60,670,373	9,480,210	20,809,674	6,562,067	12,462,253	68,365,229	2,721,853
Mid-Cap Value ‘P’	100,534,183	4,964,059	9,659,165	2,008,190	(13,658,342)	84,188,925	3,206,486
Small-Cap Equity ‘P’	23,903,270	130,175	4,850,127	(407,835)	(5,523,948)	13,251,535	552,404
Small-Cap Growth ‘P’ (previously Developing Growth ‘P’)	10,078,670	5,909,156	4,517,010	2,203,187	4,040,655	17,714,658	568,360
Small-Cap Growth ‘P’ (3)	15,853,451	24,898	9,727,525	(2,332,319)	(3,818,505)	-	-
Small-Cap Index ‘P’	25,886,891	56,941	3,469,931	805,133	(3,475,275)	19,803,759	828,395
Small-Cap Value ‘P’	22,856,766	166,436	4,134,105	(575,563)	(5,946,015)	12,367,519	602,881
Value Advantage ‘P’	102,686,004	8,271,180	1,990,910	797,214	(17,357,882)	92,405,606	5,733,336
Emerging Markets ‘P’	130,452,075	3,965,948	7,808,427	1,766,183	(2,249,191)	126,126,588	5,997,893
International Equity Income ‘P’	6,553,885	59,714,205	1,376,894	(267,090)	(7,940,984)	56,683,122	6,540,970
International Large-Cap ‘P’	144,623,639	82,076	27,386,473	2,581,801	(13,490,725)	106,410,318	9,352,897
International Small-Cap ‘P’	30,036,549	2,435,640	4,035,370	223,953	(1,257,198)	27,403,574	1,975,727
International Value ‘P’	166,221,502	7,336,756	65,294,242	10,711,356	(34,266,526)	84,708,846	7,701,480
Real Estate ‘P’	57,219,124	233,506	12,306,109	(1,744,966)	(7,879,403)	35,522,152	1,300,706
Currency Strategies ‘P’ (2)	56,905,938	360,773	49,274,631	(4,081,213)	(3,910,867)	-	-
Total	$1,976,533,526	$245,947,644	$412,520,048	$76,289,678	($94,581,901)	$1,791,668,899

(1)	All shares in the Inflation Strategy Portfolio were fully redeemed on April 30, 2020.
(2)	All shares in the Currency Strategies Portfolio were fully redeemed on April 30, 2020.
(3)	All shares in the Small-Cap Growth Portfolio were fully redeemed on March 20, 2020.